UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06557
RidgeWorth Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 09/30/2009
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
2009 Semi-Annual Report
Equity Funds
September 30, 2009
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

RIDGEWORTH FUNDS September 30, 2009

LETTER TO SHAREHOLDERS

September 30, 2009
Dear Valued Shareholder:
We are pleased to share with you our semi-annual report for the six-month period ended September 30, 2009. As we compare the environment today to the environment at the time of our last letter in March, we cannot remember two more distinct periods for the economy or the markets than those that we have just experienced. In the March letter, we spoke of severe economic weakness, market illiquidity, and plunging equity values. However, in this letter, we are pleased to report a dramatic period of recovery and repair which, though far from complete, helped spark a sharp rally in the global equity and credit markets.
In the past six months, we have likely witnessed the end to the most severe recession since the Great Depression and the beginning of what we believe will be a long recovery process. Federal Reserve Chairman Ben Bernanke commented that the recession is “very likely over,” reflecting the unmistakable increase in global activity in the third quarter. Global production rebounded sharply following a year and a half of aggressive cost cutting and plant closures that pushed aggregate output well below demand. Consumer spending also appeared to recover as consumers flocked to take advantage of bargains in the “cash-for-clunkers” stimulus program. As a result the economy grew at a 3 1/2% seasonally adjusted annual rate (real Gross Domestic Product1) in the third quarter. Still, the labor and housing markets remained weak. Headline inflation remained low due mostly to continued slack in the labor, housing and manufacturing sectors, but energy and commodity prices rose putting something of a floor under the Consumer Price Index.
The Federal Reserve kept rates unchanged against the backdrop of more stable/positive growth, further weakness in the value of the dollar, and budding inflation pressures, reiterating their intent to keep rates low for an “extended period.” Still, the Federal Open Market Committee noted that several market support programs that have been an important part of the quantitative easing effort will end or be gradually phased out. Historically, the Fed tends to wait until the economy is on solid footing after a period of pronounced weakness before it begins raising interest rates. Declining unemployment tends to have one of the better correlations with Fed actions.
Stocks moved sharply higher between March 31 and September 30, and the S&P 500 Index2 capped the best six-month performance in over 25 years. A 70% jump in financials led the rally, followed by strong gains in industrials, materials, and consumer discretionary stocks. The rebound in financials helped the value style easily outperform the growth style, though growth still led by a considerable margin over the past year. International stocks outperformed domestic stocks and were helped by a declining dollar. The bond market also gained during the period, helped by low short-term rates and a sharp narrowing in credit spreads. Corporate and high yield bonds outperformed, as improved growth prospects and increased liquidity boosted demand for higher yields.
Looking ahead, we believe the economy is turning the corner on the worst recession in recent memory and will generate positive growth into 2010. In that sense, we see the glass as half-full. To be sure, there are a number of headwinds facing the economy and the markets, including high consumer leverage, unwinding of the massive fiscal stimulus efforts, higher taxes, and an increase in costly regulation, which will likely slow the pace of rebuilding. These forces will not likely determine whether or not there is a recovery, but rather will tend to sculpt the character and trajectory of the expansion. Inflation will likely return to positive territory in 2010 as a lower dollar and firming commodity prices turn from the sharp

1

declines over the past year. However, significant economic “slack” in the labor markets and manufacturing sector will likely keep core inflation low. We expect the Federal Reserve to gradually turn its attention to an exit strategy and begin raising short-term interest rates sometime next year, but the timing and pace will be determined by stability in the economy; especially the labor market.
We close this letter with a note of thanks to you, our valued shareholder and client. The markets performed very well over the past six months and our managers continued to deliver strong relative returns. But we know it comes on the heels of an unsettling period of instability, and we very much appreciate your continued confidence. Rest assured we will continue to work tirelessly to deliver the outstanding performance you have come to expect from the RidgeWorth Funds.
Sincerely,

David Eidson	Ashi Parikh
Chairman and CEO	President and CIO
RidgeWorth Capital Management, Inc.	RidgeWorth Capital Management, Inc.

[1]	Gross Domestic Product is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

[2]	The S&P 500 Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

2

PORTFOLIO COMPOSITION (As a Percentage of Total Investments)

RIDGEWORTH FUNDS September 30, 2009
(Unaudited)
Aggressive Growth Stock Fund

Information Technology	35.3%
Health Care	17.5%
Consumer Discretionary	16.5%
Financials	10.3%
Short-Term Investment	7.7%
Industrials	7.3%
Telecommunication Services	5.4%
Emerging Growth Stock Fund

Information Technology	28.2%
Consumer Discretionary	21.1%
Short-Term Investment	14.2%
Health Care	12.0%
Industrials	10.6%
Financials	10.6%
Telecommunication Services	1.0%
Utilities	0.8%
Money Market Funds	0.8%
Energy	0.7%
International Equity 130/30 Fund (Long Investments)

Financials	25.5%
Materials	15.1%
Industrials	13.1%
Consumer Discretionary	10.5%
Consumer Staples	6.6%
Utilities	6.3%
Energy	6.0%
Information Technology	5.8%
Telecommunication Services	5.3%
Health Care	4.8%
Short-Term Investment	0.6%
Transportation	0.4%
International Equity 130/30 Fund (Short Investments)

Industrials	(28.4)%
Information Technology	(18.3)%
Consumer Discretionary	(13.4)%
Utilities	(13.4)%
Consumer Staples	(8.8)%
Financials	(7.5)%
Materials	(4.8)%
Health Care	(3.7)%
Telecommunication Services	(1.6)%
Energy	(0.1)%
International Equity Fund

Financials	25.7%
Industrials	15.4%
Materials	11.9%
Consumer Discretionary	8.8%
Energy	8.4%
Information Technology	7.4%
Telecommunication Services	6.7%
Consumer Staples	6.4%
Health Care	4.1%
Short-Term Investments	3.8%
Transportation	0.7%
Utilities	0.7%
International Equity Index Fund

Financials	25.1%
Industrials	10.9%
Consumer Discretionary	9.3%
Materials	9.2%
Energy	7.6%
Utilities	7.5%
Consumer Staples	7.0%
Telecommunication Services	6.8%
Short-Term Investments	6.7%
Health Care	4.9%
Information Technology	4.6%
Transportation	0.4%
Large Cap Core Equity Fund

Information Technology	20.4%
Financials	14.2%
Health Care	11.8%
Energy	11.6%
Consumer Staples	10.8%
Consumer Discretionary	10.3%
Industrials	10.2%
Materials	4.2%
Telecommunication Services	2.8%
Utilities	1.4%
Money Market Funds	1.3%
Short-Term Investment	1.0%
Large Cap Growth Stock Fund

Information Technology	32.7%
Health Care	14.5%
Consumer Staples	12.4%
Consumer Discretionary	9.5%
Industrials	9.5%
Financials	7.2%
Energy	4.7%
Materials	4.0%
Short-Term Investment	3.9%
Transportation	1.2%
Money Market Funds	0.4%
Portfolio composition is subject to change.

3

PORTFOLIO COMPOSITION (As a Percentage of Total Investments)

RIDGEWORTH FUNDS September 30, 2009
(Unaudited)
Large Cap Quantitative Equity Fund

Information Technology	18.2%
Energy	13.4%
Health Care	13.2%
Financials	12.5%
Consumer Discretionary	11.0%
Consumer Staples	10.0%
Industrials	9.3%
Materials	4.9%
Utilities	3.8%
Telecommunication Services	3.4%
Money Market Funds	0.3%
Large Cap Value Equity Fund

Financials	22.6%
Energy	19.5%
Industrials	12.5%
Consumer Staples	10.8%
Health Care	9.1%
Materials	6.2%
Information Technology	5.9%
Consumer Discretionary	5.2%
Telecommunication Services	3.7%
Utilities	3.5%
Money Market Funds	1.0%
Mid-Cap Core Equity Fund

Financials	17.2%
Information Technology	16.0%
Consumer Discretionary	15.9%
Industrials	11.2%
Health Care	9.1%
Energy	7.7%
Materials	6.5%
Consumer Staples	6.2%
Utilities	5.1%
Money Market Funds	2.5%
Telecommunication Services	1.3%
Short-Term Investment	1.3%
Mid-Cap Value Equity Fund

Financials	20.3%
Energy	18.8%
Consumer Staples	10.5%
Industrials	10.5%
Information Technology	9.3%
Consumer Discretionary	8.5%
Materials	7.1%
Utilities	6.9%
Money Market Funds	4.1%
Health Care	3.3%
Short-Term Investment	0.7%
Real Estate 130/30 Fund (Long Investments)

Retail	21.6%
Office	17.2%
Health Care	13.4%
Residential	12.5%
Industrials	10.6%
Diversified	7.1%
Hotels & Leisure Properties	4.8%
Land & Forest Products	4.8%
Mortgage	4.5%
Homebuilders	1.1%
Real Estate	0.8%
Casinos & Gaming	0.6%
Heavy Construction	0.6%
Short-Term Investment	0.4%
Real Estate 130/30 Fund (Short Investments)

Mortgage	(19.5)%
Hotels & Leisure Properties	(14.8)%
Heavy Construction	(10.9)%
Health Care	(10.6)%
Diversified	(9.5)%
Homebuilders	(9.0)%
Retail	(8.6)%
Industrials	(7.9)%
Real Estate	(7.5)%
Office	(1.7)%
Select Large Cap Growth Stock Fund

Information Technology	33.8%
Health Care	12.9%
Financials	9.9%
Energy	9.6%
Consumer Staples	9.3%
Consumer Discretionary	8.1%
Industrials	6.8%
Materials	5.3%
Money Market Funds	2.3%
Telecommunication Services	2.0%
Small Cap Growth Stock Fund

Information Technology	21.6%
Health Care	19.0%
Consumer Discretionary	16.9%
Short-Term Investment	13.2%
Industrials	11.2%
Financials	7.3%
Energy	3.6%
Materials	2.9%
Telecommunication Services	1.6%
Consumer Staples	1.4%
Money Market Funds	1.0%
Transportation	0.3%
Portfolio composition is subject to change.

4

PORTFOLIO COMPOSITION (As a Percentage of Total Investments)

RIDGEWORTH FUNDS September 30, 2009
(Unaudited)
Small Cap Value Equity Fund

Industrials	20.4%
Financials	20.3%
Consumer Discretionary	18.9%
Health Care	11.3%
Short-Term Investment	7.7%
Materials	5.8%
Energy	5.0%
Utilities	4.0%
Information Technology	2.5%
Telecommunication Services	1.8%
Money Market Funds	1.5%
Consumer Staples	0.8%
U.S. Equity 130/30 Fund (Long Investments)

Information Technology	23.7%
Health Care	15.1%
Financials	14.0%
Industrials	11.4%
Energy	9.4%
Consumer Discretionary	9.3%
Consumer Staples	7.0%
Telecommunication Services	4.2%
Utilities	3.2%
Materials	2.7%
U.S. Equity 130/30 Fund (Short Investments)

Information Technology	(40.7)%
Industrials	(14.8)%
Financials	(14.1)%
Health Care	(10.6)%
Utilities	(6.0)%
Consumer Discretionary	(4.6)%
Consumer Staples	(4.1)%
Telecommunication Services	(2.9)%
Materials	(2.2)%
Aggressive Growth Allocation Startegy

Equity Funds	93.4%
Money Market Funds	4.1%
Exchange Traded Funds	2.5%
Conservative Allocation Startegy

Fixed Income Funds	60.6%
Equity Funds	33.4%
Exchange Traded Funds	3.4%
Money Market Funds	2.6%
Growth Allocation Startegy

Equity Funds	72.7%
Fixed Income Funds	22.7%
Exchange Traded Funds	2.9%
Money Market Funds	1.7%
Moderate Allocation Startegy

Equity Funds	53.8%
Fixed Income Funds	42.3%
Exchange Traded Funds	3.2%
Money Market Funds	0.7%
Portfolio composition is subject to change.

5

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (100.1%)
Consumer Discretionary (17.9%)
Amazon.com, Inc.*	44,600	4,164
Best Buy Co., Inc.	24,500	919
Blue Nile, Inc.*	64,700	4,019
Coach, Inc.	82,700	2,722
D.R. Horton, Inc.	80,900	923
eBay, Inc.*	52,200	1,232
Netflix, Inc.*(a)	24,100	1,113
Nordstrom, Inc.(a)	53,700	1,640
Quanta Services, Inc.*	58,800	1,301
Urban Outfitters, Inc.*	47,500	1,433

		19,466

Financials (11.1%)
Alliance Data Systems Corp.*	50,500	3,085
BlackRock, Inc.	24,900	5,399
Greenhill & Co., Inc.(a)	12,700	1,138
MSCI, Inc., Cl A*	25,800	764
Portfolio Recovery Associates, Inc.*	37,800	1,713

		12,099

Health Care (19.0%)
Alcon, Inc.	7,700	1,068
Celgene Corp.*	38,400	2,147
Covance, Inc.*	36,600	1,982
Gilead Sciences, Inc.*	100,100	4,663
HMS Holdings Corp.*	21,400	818
Hologic, Inc.*	78,600	1,284
IDEXX Laboratories, Inc.*(a)	25,300	1,265
Intuitive Surgical, Inc.*	6,300	1,652
Medco Health Solutions, Inc.*	48,400	2,677
Psychiatric Solutions, Inc.*	113,700	3,043

		20,599

Industrials (7.9%)
AECOM Technology Corp.*	25,500	692
American Superconductor Corp.*	8,300	278
First Solar, Inc.*	32,000	4,892
Precision Castparts Corp.	19,000	1,936
Shaw Group, Inc. (The)*	26,100	838

		8,636

Information Technology (38.3%)
Altera Corp.	13,900	285
Apple, Inc.*	36,000	6,673
Baidu, Inc. ADR*	4,500	1,760
Cisco Systems, Inc.*	107,400	2,528
Cognizant Technology Solutions Corp., Cl A*	164,000	6,341
Concur Technologies, Inc.*	15,300	608
F5 Networks, Inc.*	49,600	1,966
Google, Inc., Cl A*	11,000	5,454
MEMC Electronic Materials, Inc.*	73,600	1,224
Paychex, Inc.	80,100	2,327
QUALCOMM, Inc.	113,100	5,087
Sourcefire, Inc.*	23,400	502
SunPower Corp., Cl A*	67,300	2,012
VistaPrint NV*(a)	96,200	4,882

		41,649

Telecommunication Services (5.9%)
American Tower Corp., Cl A*	53,100	1,933
NII Holdings, Inc.*	80,200	2,404
tw telecom, Inc.*	154,300	2,075

		6,412

Total Common Stocks		108,861

Short-Term Investment (8.4%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	9,131	9,131

Total Short-Term Investment		9,131

Total Investments (Cost $82,253)(d) — 108.5%		117,992
Liabilities in excess of other assets — (8.5)%		(9,281)

Net Assets — 100.0%		$108,711

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $8,940.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.4%)
Consumer Discretionary (24.7%)
Blue Nile, Inc.*	46,000	2,858
hhgregg, Inc.*	48,200	817
J. Crew Group, Inc.*(a)	25,800	924
J.C. Penney Co., Inc.	58,200	1,964
KB Home	114,900	1,908
Lululemon Athletica, Inc.*(a)	112,800	2,566
MercadoLibre, Inc.*(a)	90,300	3,473
Priceline.com, Inc.*	13,500	2,239
Quanta Services, Inc.*	90,400	2,001
Strayer Education, Inc.	8,000	1,741
True Religion Apparel, Inc.*	23,700	615

		21,106

Energy (0.8%)
Ormat Technologies, Inc.(a)	18,000	735

Financials (12.4%)
Alliance Data Systems Corp.*	39,800	2,431
BlackRock, Inc.	7,700	1,670
eHealth, Inc.*	55,837	811
Greenhill & Co., Inc.(a)	12,700	1,138
IntercontinentalExchange, Inc.*	9,300	904
Portfolio Recovery Associates, Inc.*	40,700	1,845
Stifel Financial Corp.*	32,800	1,801

		10,600

Health Care (14.0%)
Covance, Inc.*	28,400	1,538
HMS Holdings Corp.*	93,400	3,571
Hologic, Inc.*	49,200	804
IDEXX Laboratories, Inc.*(a)	19,500	975
Illumina, Inc.*	34,000	1,445
Intuitive Surgical, Inc.*	4,900	1,285
Psychiatric Solutions, Inc.*	87,800	2,350

		11,968

Industrials (12.4%)
American Superconductor Corp.*	103,100	3,458
First Solar, Inc.*	17,600	2,690
Great Lakes Dredge & Dock Co.	48,600	339
MYR Group, Inc.*	18,100	382
Shaw Group, Inc. (The)*	63,300	2,031
Valmont Industries, Inc.	20,200	1,721

		10,621

Information Technology (32.9%)
Altera Corp.	42,200	866
AsiaInfo Holdings, Inc.*	96,900	1,935
Baidu, Inc. ADR*	4,500	1,760
Cognizant Technology Solutions Corp., Cl A*	78,200	3,022
Concur Technologies, Inc.*	46,000	1,829
Constant Contact, Inc.*(a)	112,300	2,162
F5 Networks, Inc.*	39,400	1,561
IHS, Inc., Cl A*	30,000	1,534
NetEase.com, Inc. ADR*	26,600	1,215
Paychex, Inc.	57,800	1,679
Sourcefire, Inc.*	135,900	2,918
Starent Networks Corp.*(a)	123,100	3,127
SunPower Corp., Cl A*	56,100	1,677
VistaPrint NV*(a)	56,500	2,867

		28,152

Telecommunications Services (1.2%)
Neutral Tandem, Inc.*	45,300	1,031

Utilities (1.0%)
ITC Holdings Corp.	18,200	827

Total Common Stocks		85,040

Short-Term Investment (16.6%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	14,235	14,235

Total Short-Term Investment		14,235

Money Market Fund (0.9%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	798,736	799

Total Money Market Fund		799

Total Investments (Cost $78,409)(d) — 116.9%		100,074
Liabilities in excess of other assets — (16.9)%		(14,485)

Net Assets — 100.0%		$85,589

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $13,904.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (131.0%)
Foreign Common Stocks (130.2%)

Australia (3.3%)

BlueScope Steel Ltd.	309,084	799
Nufarm Ltd.	92,200	923
Paladin Energy Ltd.	150,516	597
TABCORP Holdings Ltd.	135,953	855
Tatts Group Ltd.	279,670	627

		3,801

Austria (0.9%)
OMV AG	26,600	1,073

Belgium (2.5%)
Colruyt SA	3,780	888
Compagnie Nationale a Portefeuille SA	8,600	468
Delhaize Group	21,200	1,472

		2,828

Bermuda (0.3%)
TPV Technology Ltd.	542,000	336

Brazil (0.4%)
Aracruz Celulose SA SP ADR	21,200	472

Canada (5.7%)
Bank Of Nova Scotia	27,200	1,242
Canadian Imperial Bank of Commerce	13,100	799
Canadian National Railway Co.	11,400	558
Denison Mines Corp.	97,200	181
Finning International, Inc.	37,900	567
Magna International, Inc., Cl A	17,100	727
New Gold, Inc.	105,100	398
Sun Life Financial, Inc.	37,700	1,178
Telus Corp.	26,700	831

		6,481

Cayman Islands (1.2%)
JA Solar Holdings Co. Ltd. ADR	78,400	316
Shimao Property Holdings Ltd.	297,000	504
WuXi PharmaTech Cayman, Inc. ADR	48,600	580

		1,400

Chile (0.5%)
Enersis SA SP ADR	33,200	613

China (1.9%)
China Petroleum & Chemical Corp. ADR	12,700	1,081
Parkson Retail Group Ltd.	385,500	571
Yanzhou Coal Mining Co. Ltd. SP ADR	35,700	515

		2,167

Colombia (0.2%)
Ecopetrol SA SP ADR	8,600	246

Denmark (1.0%)
H. Lundbeck A/S	16,900	351
Jyske Bank A/S	19,900	829

		1,180

Finland (0.9%)
Stora Enso Oyj	148,200	1,032

France (7.9%)
Atos Origin SA*	14,200	717
BNP Paribas	10,500	839
Bouygues SA	28,400	1,444
CNP Assurances SA	11,900	1,212
Etablissements Maurel et Prom	54,400	1,099
PagesJaunes SA	78,700	1,020
Technip SA	12,600	805
Total SA SP ADR	12,700	753
Valeo SA	44,300	1,166

		9,055

Germany (7.4%)
Allianz SE ADR	50,700	633
Bayer AG	10,100	703
Celesio AG	21,000	581
Hannover Rueckversicherung AG*	13,400	614
Infineon Technologies AG*	179,800	1,023
K+S AG	8,000	436
MLP AG	24,300	281
Muenchener Rueckversicherungs-Gesellschaft AG	6,700	1,072
RWE AG	12,600	1,174
Suedzucker AG	59,700	1,207
ThyssenKrupp AG	23,100	799

		8,523

Greece (0.7%)
Public Power Corp. SA*	36,900	821

Hong Kong (2.9%)
Agile Property Holdings Ltd.	862,000	1,014
China Resources Power Holdings Co. Ltd	344,000	800
Hysan Development Co. Ltd.	204,000	511
Sino Land Co. Ltd.	422,000	756

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Hong Kong—continued

Yue Yuen Industrial (Holdings) Ltd.	89,000	247

		3,328

India (1.7%)
ICICI Bank Ltd. SP ADR	34,100	1,315
Satyam Computer Services Ltd. ADR	89,600	590

		1,905

Ireland (0.9%)
Elan Corp. PLC ADR	76,200	542
SkillSoft PLC ADR	52,200	501

		1,043

Italy (4.0%)
Banca Carige SpA	193,900	579
Enel SpA	183,800	1,167
EXOR SpA	46,300	857
MEDIOBANCA — Banca di Credito Finanziario SpA	83,055	1,135
Snam Rete Gas SpA	167,000	812

		4,550

Japan (28.9%)
Acom Co. Ltd.	49,610	764
AEON Credit Service Co. Ltd.	85,500	861
Alfresa Holdings Corp.	7,300	298
Capcom Co. Ltd.	40,600	798
Circle K Sunkus Co. Ltd.	37,800	571
COSMO OIL Co. Ltd.	257,000	716
Dai Nippon Printing Co. Ltd.	58,000	799
Daido Steel Co. Ltd.	136,000	494
Daito Trust Construction Co. Ltd.	17,100	747
DIC Corp.	351,000	501
Fuji Fire and Marine Insurance Co. Ltd. (The)	353,000	417
Fuji Heavy Industries Ltd.	203,000	789
Funai Electric Co. Ltd.	13,300	608
Hitachi Ltd.*	196,000	603
Inpex Holdings, Inc.	116	990
IT Holdings Corp.	21,300	294
Itochu Corp.	154,000	1,021
Itochu Techno-Solutions Corp.	16,600	511
Iyo Bank Ltd. (The)	57,000	514
JFE Shoji Holdings, Inc.	129,000	471
Kajima Corp.	252,000	646
Kintetsu Corp.	195,000	754
Kobe Steel Ltd.	445,000	778
Maruichi Steel Tube Ltd.	47,100	942
Mediceo Paltac Holdings Co. Ltd.	41,000	577
Mitsubishi Chemical Holdings Corp.	176,500	734
Mitsui Chemicals, Inc.	109,000	389
Mitsui Mining & Smelting Co. Ltd.	288,000	738
Mochida Pharmaceutical Co. Ltd.	35,000	370
Nichirei Corp.	84,000	332
Nintendo Co. Ltd.	4,300	1,096
Nippon Electric Glass Co. Ltd.	59,000	538
Nippon Meat Packers, Inc.	70,000	900
Nippon Oil Corp.	94,000	528
Nisshin Steel Co. Ltd.	424,000	756
NTN Corp.	182,000	754
Obayashi Corp.	188,000	823
Olympus Corp.	30,000	796
Promise Co. Ltd.	57,800	316
Shimizu Corp.	240,000	944
Sony Corp. SP ADR	19,400	566
Sumitomo Osaka Cement Co. Ltd.	282,000	534
Taiheiyo Cement Corp.	646,000	864
Taisei Corp.	232,000	460
Taiyo Yuden Co. Ltd.	85,000	1,003
Teijin Ltd.	249,000	777
The Ogaki Kyoritsu Bank Ltd.	301,000	1,036
Toda Corp.	98,000	346
Yamaguchi Financial Group, Inc.	48,000	498
Yamaha Corp.	37,500	444

		33,006

Mexico (3.0%)
America Movil SAB de CV ADR, Ser L	18,300	802
Coca-Cola FEMSA, SAB de CV SP ADR	7,400	356
Grupo Aeroportuario del Sureste SAB de CV ADR	13,400	572
Grupo Televisa SA SP ADR	58,500	1,088
Telefonos de Mexico SAB de CV SP ADR, Ser L	34,800	607

		3,425

Netherlands (3.0%)
Akzo Nobel NV	13,700	849
Crucell NV ADR	9,920	227
Koninklijke Ahold NV	123,600	1,487
Royal Philips Electronics NV	35,100	855

		3,418

Norway (1.0%)
StatoilHydro ASA SP ADR	50,900	1,147

Papua New Guinea (0.5%)
Lihir Gold Ltd. SP ADR	24,100	604

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Portugal (0.7%)
Banco Espirito Santo SA	116,700	828

Russian Federation (1.5%)
Vimpel-Communications SP ADR*	91,600	1,713

Singapore (2.0%)
Keppel Corp. Ltd.	103,000	593
SembCorp Industries Ltd.	241,000	580
SMRT Corp. Ltd.	489,000	583
StarHub Ltd.	334,000	515

		2,271

South Africa (1.1%)
Harmony Gold Mining Co. Ltd. SP ADR	57,300	627
Sappi Ltd.	175,000	660

		1,287

South Korea (0.7%)
LG Philips LCD Co. Ltd. ADR	54,400	780

Spain (6.4%)
Banco Bilbao Vizcaya Argentaria SA	65,100	1,155
Banco de Sabadell SA	113,300	838
Banco Espanol de Credito SA	69,500	948
Banco Popular Espanol SA	116,400	1,167
Bankinter SA	62,800	793
Corporacion Financiera Alba SA	10,200	582
Fomento de Construcciones y Contratas SA	14,300	670
Mapfre SA	133,600	598
Telefonica SA ADR	7,000	580

		7,331

Sweden (5.6%)
Boliden AB	91,200	980
Hennes & Mauritz AB	10,000	562
Holmen AB, Cl B	22,045	607
Securitas AB, Cl B	100,500	970
Svenska Cellulosa AB, Cl B	59,000	800
Svenska Handelsbanken AB, Cl A	45,100	1,152
Swedish Match AB	41,000	824
Telefonaktiebolaget LM Ericsson SP ADR	55,000	551

		6,446

Switzerland (5.5%)
ABB Ltd.	57,100	1,146
Clariant AG	138,400	1,260
Geberit AG	5,300	814
Nobel Biocare Holding AG	17,100	566
Schindler Holding AG	20,200	1,385
Swiss Life Holding AG	9,800	1,160

		6,331

Taiwan (0.7%)
AU Optronics Corp. SP ADR	57,327	555
Chunghwa Telecom Co. Ltd. ADR	5,060	91
Himax Technologies, Inc. ADR	45,800	153

		799

United Kingdom (25.3%)
3i Group PLC	122,100	563
Amlin PLC	186,900	1,145
AstraZeneca PLC SP ADR	25,400	1,142
BAE Systems PLC	188,300	1,051
Barclays PLC SP ADR	62,900	1,487
Brit Insurance Holdings PLC	185,300	604
BT Group PLC	379,000	787
Bunzl PLC	60,100	609
Capita Group PLC	94,300	1,089
Centrica PLC	138,600	557
Cobham PLC	322,500	1,128
Drax Group PLC	76,400	576
F&C Asset Management PLC	15,265	19
GlaxoSmithKline PLC SP ADR	29,300	1,158
Home Retail Group PLC	174,400	758
ICAP PLC	74,100	500
Jardine Lloyd Thompson Group PLC	56,676	440
Kingfisher PLC	342,100	1,164
Ladbrokes PLC	303,100	908
Lonmin PLC	20,800	556
Man Group PLC	318,300	1,685
National Grid PLC	59,400	573
Next PLC	20,200	578
Old Mutual PLC	717,600	1,147
Reckitt Benckiser Group PLC	15,600	762
Rexam PLC	251,300	1,048
Rio Tinto PLC SP ADR	2,500	426
RSA Insurance Group PLC	746,800	1,597
Severn Trent PLC	68,100	1,056
Tesco PLC	180,300	1,151
Tomkins PLC	270,100	814
United Utilities Group PLC	173,300	1,264
William Morrison Supermarkets PLC	127,300	564

		28,906

Total Foreign Common Stocks		149,146

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Rights — Foreign (0.0%)
France (0.0%)
BNP Paribas	10,500	23

Total Rights — Foreign		23

Short-Term Investment (0.8%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/09(a)	907,160	907

Total Short-Term Investment		907

Total Investments — 131.0% Total Long Positions (Cost $144,865)(b)		150,076
Liabilities in excess of other assets — (1.0)%		(1,220)
Short Positions (see summary below) — (30.0)%		(34,311)

Net Assets — 100.0%		$114,545

Short Positions ((30.0)%)
Foreign Common Stocks Sold Short ((30.0)%)

Australia ((0.8)%)

James Hardie Industries NV	(72,172)	(500)
Sims Metal Management, Ltd. SP ADR	(17,600)	(351)

		(851)

Belgium ((0.5)%)
Mobistar SA	(8,000)	(554)

Canada (0.0%)
Harvest Energy Trust	(3,100)	(20)

Cayman Islands ((0.4)%)
NetEase.Com, Inc. ADR	(10,400)	(475)

Denmark ((0.6)%)
Danisco A/S	(10,900)	(662)

France ((7.8)%)
Accor SA	(15,400)	(857)
Compagnie de Saint-Gobain	(11,700)	(607)
Compagnie Generale de Geophysique-Veritas	(37,000)	(863)
Danone SA	(9,700)	(584)
Dassault Systemes SA	(10,100)	(563)
Electricite de France	(21,500)	(1,275)
Eurazeo	(6,900)	(451)
Gecina SA	(6,000)	(716)
LVMH Moet-Hennessy Louis Vuitton SA	(5,700)	(573)
Societe Television Francaise 1	(32,500)	(571)
Sodexo	(9,800)	(587)
Suez Environnement SA	(54,000)	(1,233)

		(8,880)

Germany ((0.6)%)
TUI AG	(64,400)	(667)

Japan ((11.9)%)
Advantest Corp.	(31,600)	(877)
DISCO Corp.	(9,300)	(620)
Hirose Electric Co. Ltd.	(6,300)	(710)
JGC Corp.	(43,000)	(880)
Keyence Corp.	(2,800)	(598)
Komatsu Ltd.	(29,700)	(557)
Nabtesco Corp	(38,000)	(453)
NGK Insulators Ltd.	(26,000)	(603)
Nikon Corp.	(46,000)	(842)
Panasonic Electric Works Co. Ltd.	(67,000)	(801)
Rinnai Corp.	(6,700)	(317)
ROHM Co. Ltd	(7,900)	(553)
Sankyo Co. Ltd.	(11,000)	(689)
Santen Pharmaceutical Co. Ltd.	(22,600)	(831)
Shikoku Electric Power Co., Inc.	(18,400)	(562)
Shin-Etsu Chemical Co. Ltd.	(18,900)	(1,163)
SMC Corp.	(6,700)	(824)
Sumco Corp.	(42,200)	(959)
Tsumura & Co.	(12,500)	(451)
Yakult Honsha Co. Ltd.	(13,500)	(360)

		(13,650)

Jersey ((0.3)%)
Randgold Resources Ltd. ADR	(4,800)	(335)

Netherlands ((2.0)%)
ASML Holding NV	(31,400)	(923)
Heineken Holding NV	(20,300)	(828)
ING Groep NV SP ADR	(32,600)	(581)

		(2,332)

Portugal ((0.5)%)
Jeronimo Martins, SGPS SA	(65,700)	(575)

South Korea ((0.8)%)
Korea Electric Power Corp. SP ADR	(60,900)	(928)

Spain ((1.3)%)
Cintra Concesiones de Infraestructuras de Transporte SA	(73,600)	(857)
EDP Renovaveis SA	(53,900)	(593)

		(1,450)

Sweden ((0.8)%)
Sandvik AB	(86,200)	(952)

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Switzerland ((0.5)%)
Adecco SA	(10,700)	(569)

United Kingdom ((1.2)%)
HSBC Holdings PLC SP ADR	(14,500)	(832)
Smiths Group PLC	(40,800)	(579)

		(1,411)

Total Foreign Common Stocks Sold Short		(34,311)

Total Investment Securities Sold Short (Proceeds $30,941)		(34,311)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

The investment concentrations for the International Equity 130/30 Fund as a percentage of net assets, by sector, as of September 30, 2009, were as follows:

Long Positions:

Financials	33.6%
Materials	19.7
Industrials	17.1
Consumer Discretionary	13.7
Consumer Staples	8.7
Utilities	8.2
Energy	7.9
Information Technology	7.6
Telecommunication Services	6.9
Health Care	6.3
Short-Term Investment	0.8
Transportation	0.5

Short Positions:

Industrials	(8.5)%
Information Technology	(5.5)
Consumer Discretionary	(4.0)
Utilities	(4.0)
Consumer Staples	(2.6)
Financials	(2.3)
Materials	(1.5)
Health Care	(1.1)
Telecommunication Services	(0.5)
Energy	—

Amounts designated as “—” are 0% or have been rounded to 0%.

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (98.9%)
Australia (6.7%)
BHP Billiton Ltd.	45,494	1,514
Challenger Financial Services Group Ltd.	467,283	1,405
Downer EDI Ltd.	376,689	2,721
Macquarie Group Ltd.(a)	77,478	4,017
National Australia Bank Ltd.	160,738	4,361
Qantas Airways Ltd.	1,152,787	2,908

		16,926

Austria (1.9%)
OMV AG	54,393	2,194
Voestalpine AG	69,709	2,488

		4,682

Belgium (1.6%)
Anheuser-Busch InBev NV	28,771	1,314
Dexia SA*(a)	199,773	1,842
Tessenderlo Chemie NV	24,869	958

		4,114

Bermuda (0.6%)
Texwinca Holdings Ltd.	1,838,000	1,451

Brazil (2.9%)
Gerdau SA	146,081	1,967
Petroleo Brasileiro SA	161,500	3,181
Rossi Residencial SA	261,145	2,101

		7,249

Canada (0.5%)
Research In Motion Ltd.*	19,125	1,292

Cayman Islands (0.6%)
Lonking Holdings Ltd.	521,000	298
Shimao Property Holdings Ltd.(a)	704,000	1,194

		1,492

China (1.2%)
PetroChina Co. Ltd., Cl H	2,664,000	3,011

France (13.0%)
BNP Paribas	21,227	1,696
Bouygues SA	22,328	1,135
Capgemini SA	37,058	1,941
Compagnie Generale de Geophysique-Veritas*	78,678	1,836
Credit Agricole SA(a)	99,614	2,081
France Telecom SA	137,142	3,653
PSA Peugeot Citroen SA*	42,584	1,298
Publicis Groupe	73,102	2,932
Sanofi-Aventis	55,975	4,107
Schneider Electric SA	12,236	1,240
Societe Generale	53,230	4,284
UbiSoft Entertainment SA*	25,164	476
Vinci SA	48,194	2,726
Vivendi	108,227	3,348

		32,753

Germany (8.2%)
Adidas AG	22,498	1,196
Allianz SE	31,203	3,931
Deutsche Bank AG(a)	55,746	4,321
Deutsche Lufthansa AG	98,637	1,754
MAN AG	26,101	2,179
SAP AG	19,255	945
Siemens AG	39,662	3,699
ThyssenKrupp AG	75,531	2,614

		20,639

Greece (0.7%)
Public Power Corp. SA*	78,507	1,747

Hong Kong (2.5%)
Industrial & Commercial Bank of China Ltd.	656,000	494
Industrial & Commercial Bank of China Ltd.	1,935,780	4,381
Shenzhen Investment Ltd.	3,936,000	1,524

		6,399

India (2.2%)
Indiabulls Real Estate Ltd.*	359,002	2,029
Satyam Computer Services Ltd. ADR(a)	304,433	2,003
Tata Steel Ltd.	140,379	1,487

		5,519

Italy (2.4%)
Intesa Sanpaolo SpA*	253,304	1,120
UniCredito Italiano SpA*	1,234,763	4,824

		5,944

Japan (14.2%)
Daicel Chemical Industries Ltd.	149,000	900
East Japan Railway Co.	16,200	1,166
Hitachi High-Technologies Corp.	109,500	2,290
Honda Motor Co. Ltd.	75,000	2,311
Itochu Techno-Solutions Corp.	774,000	5,131
Mitsubishi Corp.	48,000	971
Mitsubishi UFJ Financial Group, Inc.	265,981	1,428
Mitsui & Co. Ltd.	126,200	1,651
Nippon Telegraph & Telephone Corp.	98,214	4,552
Nitto Denko Corp.	38,400	1,177

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

ORIX Corp.	6,820	416
Shin-Etsu Chemical Co. Ltd.	47,700	2,934
Sumitomo Corp.	121,100	1,248
Sumitomo Mitsui Financial Group, Inc.	24,600	858
Takata Corp.	228,400	4,176
Tokai Carbon Co. Ltd.	221,000	1,044
Tokai Rika Co. Ltd.	125,300	2,249
TS TECH Co. Ltd.	71,200	1,259

		35,761

Luxembourg (1.3%)
ArcelorMittal	87,817	3,283

Mauritius (0.7%)
Golden Agri-Resources Ltd.*	5,543,160	1,693

Netherlands (2.2%)
Aegon NV*	134,599	1,142
ING Groep NV*	141,387	2,524
Koninklijke Ahold NV	164,183	1,975

		5,641

Norway (0.7%)
Telenor ASA*	141,000	1,634

Russian Federation (0.8%)
JSC MMC Norilsk Nickel ADR*	132,464	1,643
Vimpel-Communications SP ADR*	14,916	279

		1,922

Singapore (3.3%)
Midas Holdings Ltd.(a)	1,785,000	1,084
SIA Engineering Co. Ltd.	927,000	1,692
United Overseas Bank Ltd.	110,000	1,311
Venture Corp. Ltd.	668,000	4,265

		8,352

South Africa (0.9%)
Barloworld Ltd.	200,549	1,310
Group Five Ltd.	170,078	996

		2,306

Spain (3.6%)
Banco Santander Central Hispano SA	166,634	2,682
Telefonica SA	226,473	6,248

		8,930

Sweden (1.5%)
Alfa Laval AB(a)	136,843	1,606
Hennes & Mauritz AB	40,319	2,265

		3,871

Switzerland (7.7%)
ABB Ltd.	122,640	2,462
Nestle SA	124,644	5,313
Roche Holding AG	28,203	4,560
Swiss Re	56,174	2,537
Transocean Ltd.*	25,503	2,181
UBS AG*	121,660	2,228

		19,281

Taiwan (2.5%)
Lite-On Technology Corp.	2,280,345	2,992
Taiwan Semiconductor Manufacturing Co. Ltd.	267,000	536
Tripod Technology Corp.	1,032,000	2,647

		6,175

Turkey (0.1%)
Tofas Turk Otomobil Fabrikasi AS	93,593	264

United Kingdom (14.4%)
Antofagasta PLC	115,363	1,400
Aviva PLC	323,860	2,319
BAE Systems PLC	317,267	1,770
Barclays PLC*	580,892	3,434
British American Tobacco PLC	92,273	2,894
G4S PLC	414,802	1,462
GAME Group PLC	306,237	781
GlaxoSmithKline PLC	107,864	2,119
Kazakhmys PLC	165,384	2,838
Royal Bank of Scotland Group PLC (The)*	2,702,114	2,286
Royal Dutch Shell PLC ADR	20,412	1,138
Royal Dutch Shell PLC, Cl A	141,896	4,048
Royal Dutch Shell PLC, Cl B	122,795	3,406
SABMiller PLC	89,527	2,159
William Morrison Supermarkets PLC	258,544	1,146
Xstrata PLC*	202,443	2,984

		36,184

Total Foreign Common Stocks		248,515

Preferred Stock (0.7%)
Brazil (0.7%)
Vale SA, Cl A	85,848	1,775

Total Preferred Stock		1,775

Rights — Foreign (0.0%)
Belgium (0.0%)
Fortis(a)(b)	866,146	—

France (0.0%)
BNP Paribas	21,227	46

Total Rights — Foreign		46

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Warrant (0.0%)
Mauritius (0.0%)
Golden Agri-Resources Ltd.	458,864	42

Total Warrant		42

Short-Term Investments (4.0%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/09(c)	541,495	541
RidgeWorth Funds Securities Lending Joint Account(d)(e)	9,418	9,418

Total Short-Term Investments		9,959

Total Investments (Cost $203,890)(f) — 103.6%		260,337
Liabilities in excess of other assets — (3.6)%		(9,059)

Net Assets — 100.0%		$251,278

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $8,947.

(b)	Valued at fair value using methods determined by the Board. Fair value is zero. Fair valued securities held by the Fund represent 0.00% of net assets as of September 30, 2009.

(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(d)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

The investment concentrations for the International Equity Fund as a percentage of net assets, by sector, as of September 30, 2009, were as follows:

Financials	26.5%
Industrials	16.0
Materials	12.3
Consumer Discretionary	9.1
Energy	8.7
Information Technology	7.7
Telecommunication Services	7.0
Consumer Staples	6.6
Health Care	4.3
Short-Term Investments	4.0
Transportation	0.7
Utilities	0.7

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (99.2%)
Australia (5.0%)
AGL Energy Ltd.	39,458	476
Alumina Ltd.*	208,042	336
Amcor Ltd.	59,917	290
AMP Ltd.	143,299	824
Aristocrat Leisure Ltd.	34,814	161
ASX Ltd.	14,251	442
Australia & New Zealand Banking Group Ltd.	150,443	3,236
AXA Asia Pacific Holdings Ltd.	86,680	334
BHP Billiton Ltd.	226,036	7,522
BlueScope Steel Ltd.	151,665	392
Boral Ltd.(a)	51,967	279
Brambles Ltd.	104,256	743
CFS Retail Property Trust	149,084	264
Coca-Cola Amatil Ltd.	49,406	427
Commonwealth Bank of Australia	101,529	4,634
Computershare Ltd.	38,338	377
CSL Ltd.	44,346	1,309
CSR Ltd.	116,319	193
Dexus Property Group	324,909	242
Fairfax Media Ltd.(a)	199,373	302
Fortescue Metals Group Ltd.*	92,044	310
Foster’s Group Ltd.	140,086	686
GPT Group	737,041	445
Incitec Pivot Ltd.	124,638	311
Insurance Australia Group Ltd.	155,432	518
Leighton Holdings Ltd.(a)	12,362	394
Lend Lease Corp. Ltd.	38,679	362
Lion Nathan Ltd.	26,299	266
Macquarie Group Ltd.	22,712	1,178
Macquarie Infrastructure Group(a)	215,662	281
Mirvac Group Ltd. REIT	144,276	214
National Australia Bank Ltd.	132,704	3,600
Newcrest Mining Ltd.	34,696	976
OneSteel Ltd.	123,128	329
Orica Ltd.	27,900	578
Origin Energy Ltd.	67,764	975
OZ Minerals Ltd.*(b)	265,100	267
Perpetual Ltd.(a)	3,767	130
QBE Insurance Group Ltd.	70,372	1,493
Rio Tinto Group Ltd.	30,541	1,596
Santos Ltd.	63,556	852
Sims Metal Management Ltd.	12,549	253
Sonic Healthcare Ltd.	32,286	405
Stockland Trust Group	196,415	707
Suncorp-Metway Ltd.	97,940	767
TABCORP Holdings Ltd.(a)	52,056	327
Telstra Corp. Ltd.	304,206	877
Toll Holdings Ltd.	54,769	412
Transurban Group	93,967	340
Wesfarmers Ltd.	72,421	1,692
Wesfarmers Ltd. PPS	12,176	285
Westfield Group REIT	143,586	1,760
Westpac Banking Corp.	198,220	4,589
Woodside Petroleum Ltd.	36,143	1,662
Woolworths Ltd.	86,032	2,219
WorleyParsons Ltd.	13,613	357

		55,196

Austria (1.9%)
Erste Group Bank AG	108,621	4,854
Oesterreichische Elektrizitaeswirtschafts AG	45,443	2,297
OMV AG	88,420	3,567
Raiffeisen International Bank-Holding AG	34,442	2,246
Telekom Austria AG	199,606	3,598
Vienna Insurance Group	23,986	1,369
Voestalpine AG	72,767	2,597

		20,528

Belgium (2.2%)
Anheuser-Busch InBev NV	177,469	8,103
Belgacom SA	37,292	1,453
Colruyt SA(a)	3,867	909
Compagnie Nationale a Portefeuille SA	8,665	471
Delhaize Group	25,373	1,761
Dexia SA*(a)	132,085	1,218
Fortis*	555,769	2,603
Groupe Bruxelles Lambert SA	18,788	1,735
KBC Bank & Insurance Holding Co. NV*	40,078	2,013
Mobistar SA(a)	8,988	622
Solvay SA	14,511	1,506
UCB SA(a)	26,490	1,118
Umicore	30,015	899

		24,411

Canada (0.0%)
Thomson Reuters Corp.	12,191	409

Cyprus (0.1%)
Bank of Cyprus Public Co. Ltd.	156,388	1,190

Denmark (1.4%)
A.P. Moller-Maersk A/S	182	1,252
A.P. Moller-Maersk A/S, Cl A	92	615
Carlsberg A/S, Cl B	18,455	1,337
Coloplast A/S, Cl B	4,592	384

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Denmark—continued

Danske Bank A/S*	76,392	2,001
DSV A/S*	32,059	572
H. Lundbeck A/S	1,590	33
Novo Nordisk A/S, Cl B	76,228	4,773
Novozymes A/S, Cl B	7,906	744
Topdanmark A/S*	2,738	414
Trygvesta A/S	3,987	305
Vestas Wind Systems A/S*	34,137	2,468
William Demant Holding*	4,653	346

		15,244

Finland (1.0%)
Fortum Corp.	42,547	1,091
Kone Oyj, Cl B	16,072	591
Metso Corp.	14,631	412
Neste Oil Oyj	14,881	275
Nokia Corp., Cl A	345,532	5,081
Nokian Renkaat Oyj	11,677	272
Outokumpu Oyj	13,359	251
Rautaruukki Oyj	9,769	234
Sampo PLC, Cl A	42,236	1,064
Stora Enso Oyj	57,968	404
UPM-Kymmene Oyj	50,663	608
Wartsila Corp.(a)	9,527	382

		10,665

France (11.5%)
Accor	17,559	977
Aeroports De Paris(a)	4,097	369
Air France — KLM*	20,042	364
Air Liquide SA	31,465	3,580
Alcatel*	297,014	1,329
Alstom(a)	25,359	1,850
Atos Origin SA*	7,088	358
AXA ADR	196,029	5,306
BNP Paribas	101,159	8,082
Bouygues SA	27,927	1,420
Bureau Veritas SA	6,633	374
Capgemini SA	17,203	901
Carrefour SA	77,119	3,498
Casino Guichard-Perrachon SA	6,841	543
Christian Dior SA	8,163	806
CNP Assurances SA	4,580	467
Compagnie de Saint-Gobain(a)	44,785	2,323
Compagnie Generale de Geophysique-Veritas*	19,718	460
Compagnie Generale des Etablissements Michelin, Cl B	18,179	1,426
Credit Agricole SA(a)	111,560	2,331
Danone SA	66,591	4,012
Dassault Systemes SA	8,825	492
Eiffage SA	5,667	361
Electricite de France(a)	28,662	1,700
Eramet	717	249
Essilor International SA	24,999	1,425
Eurazeo	4,354	285
European Aeronautic Defence & Space Co.(a)	48,983	1,100
Eutelsat Communications	11,643	354
France Telecom SA	220,938	5,885
GDF SUEZ	146,853	6,520
Gecina SA	2,946	351
Hermes International(a)	6,888	1,016
Icade	2,918	313
Imerys	5,337	306
Klepierre(a)	13,360	530
L’Oreal SA(a)	29,775	2,960
Lafarge SA	24,873	2,226
Lagardere SCA	14,266	664
Legrand SA(a)	12,571	350
LVMH Moet Hennessy Louis Vuitton SA	29,616	2,978
M6 Metropole Television	9,558	251
Mercialys(a)	769	31
Natixis*	116,211	701
Neopost SA	4,692	421
PagesJaunes SA(a)	18,695	242
Pernod Ricard	23,484	1,865
Pinault-Printemps-Redoute SA	9,124	1,169
PSA Peugeot Citroen SA*	20,134	614
Publicis Groupe	16,305	654
Renault SA*	23,917	1,115
Safran SA	21,609	405
Sanofi-Aventis	127,756	9,375
Schneider Electric SA	26,595	2,695
Scor SE	23,532	643
Societe BIC	3,954	281
Societe Generale	57,823	4,653
Societe Television Francaise 1(a)	17,411	306
Sodexho Alliance SA	11,598	695
Suez Environnement SA	34,858	796
Technip SA	13,625	870
Thales SA	10,405	516
Total SA	258,479	15,357
Unibail-Rodamco	10,497	2,180
Vallourec SA(a)	6,906	1,170
Veolia Environnement	47,403	1,817

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
France—continued

Vinci SA	51,778	2,929
Vivendi	142,552	4,410

		127,002

Germany (14.3%)
Adidas AG	41,768	2,220
Allianz SE	93,628	11,795
BASF SE	191,527	10,184
Bayer AG	158,762	11,053
Bayerische Motoren Werke AG	69,387	3,341
Bayerische Motoren Werke AG	11,058	366
Beiersdorf AG	19,479	1,143
Celesio AG	20,318	562
Commerzbank AG*	148,694	1,897
Daimler AG	186,341	9,439
Deutsche Bank AG(a)	115,914	8,984
Deutsche Boerse AG	40,659	3,336
Deutsche Lufthansa AG	47,641	847
Deutsche Post AG	175,936	3,300
Deutsche Postbank AG*(a)	18,812	666
Deutsche Telekom AG	586,703	8,031
E.ON AG	388,629	16,536
Fraport AG	8,061	430
Fresenius SE	6,541	321
GEA Group AG(a)	34,089	715
Hamburger Hafen und Logistik AG	5,418	245
Hannover Rueckversicherung* AG	13,633	625
Henkel AG & KGaA Vorzug	38,058	1,638
Henkel KGaA	28,156	1,020
Hochtief AG	9,126	693
Infineon Technologies AG*	223,523	1,272
K+S AG	31,020	1,690
Linde AG	30,222	3,283
MAN AG	21,777	1,818
Merck KGaA	14,343	1,426
Metro AG(a)	23,839	1,349
Muenchener Rueckversicherungs-Gesellschaft AG	42,352	6,773
Puma AG Rudolf Dassler Sport	1,192	395
RWE AG	86,490	8,059
Salzgitter AG	8,423	821
SAP AG	177,660	8,721
Siemens AG	170,384	15,891
Solarworld AG(a)	17,992	442
Suedzucker AG	17,134	346
ThyssenKrupp AG	70,206	2,429
TUI AG*	34,156	354
United Internet AG*	27,757	419
Volkswagen AG	18,423	3,041
Wacker Chemie AG	3,123	489

		158,405

Greece (1.5%)
Alpha Bank A.E.*	97,415	1,796
Coca-Cola Hellenic Bottling Co. SA	49,646	1,321
EFG Eurobank Ergasias SA*	87,290	1,373
Hellenic Petroleum SA	32,571	370
Hellenic Telecommunications Organization SA	63,847	1,056
Marfin Investment Group SA	177,471	763
National Bank of Greece SA*	155,194	5,563
OPAP SA	60,341	1,556
Piraeus Bank SA*	84,911	1,574
Public Power Corp. SA*	32,093	714
Titan Cement Co. SA	18,152	627

		16,713

Hong Kong (0.9%)
Bank of East Asia Ltd.	74,677	270
BOC Hong Kong Holdings Ltd.	187,480	411
Cheung Kong (Holdings) Ltd.	70,177	891
CLP Holdings Ltd.	95,095	645
Esprit Holdings Ltd.	56,829	381
Foxconn International Holdings Ltd.*	120,219	79
Hang Lung Properties Ltd.	105,673	389
Hang Seng Bank Ltd.	38,826	560
Henderson Land Development Co. Ltd.	54,013	355
Hong Kong & China Gas Co. Ltd. (The)	203,133	513
Hong Kong Electric Holdings Ltd.	70,045	384
Hong Kong Exchanges & Clearing Ltd.	46,722	847
Hutchison Whampoa Ltd.	108,268	782
Li & Fung Ltd.	109,365	441
Link REIT (The)	112,796	248
New World Development Co. Ltd.	128,168	276
Sino Land Co. Ltd.	14,123	25
Sun Hung Kai Properties Ltd.	70,839	1,044
Swire Pacific Ltd.	38,754	456
Wharf Holdings Ltd. (The)	69,833	371

		9,368

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Ireland (1.0%)
Anglo Irish Bank Corp. PLC*(a)	143,993	46
Anglo Irish Bank Corp. PLC*	8,839	3
CRH PLC	252,822	6,994
Elan Corp. PLC*	196,568	1,410
Kerry Group PLC, Cl A	59,307	1,692
Ryanair Holdings PLC*	113,885	568
Ryanair Holdings PLC*	45,090	226

		10,939

Italy (9.5%)
A2A SpA	334,220	657
Acea SpA	26,942	353
Alleanza Assicurazioni SpA	119,851	1,081
Assicurazioni Generali SpA	300,164	8,226
Autogrill SpA*(a)	34,890	422
Autostrade SpA	73,323	1,778
Banca Carige SpA(a)	209,702	626
Banca Monte dei Paschi di Siena SpA(a)	656,017	1,403
Banca Popolare di Milano Scarl SpA	126,262	961
Banco Popolare Scarl*	191,455	1,836
Enel SpA	1,918,938	12,179
Eni SpA(a)	754,943	18,867
Exor SpA	21,413	396
Fiat SpA*	224,059	2,882
Finmeccanica SpA	121,107	2,141
Fondiaria-Sai SpA	19,464	409
Intesa Sanpaolo	243,270	864
Intesa Sanpaolo SpA*	2,213,175	9,788
Italcementi SpA	24,309	374
Lottomatica SpA	16,612	372
Luxottica Group SpA*	37,234	964
Mediaset SpA	217,077	1,518
MEDIOBANCA — Banca di Credito Finanziario SpA	139,038	1,900
Mediolanum SpA	75,133	523
Parmalat SpA(a)	518,947	1,434
Pirelli & C. SpA*	811,691	435
Prysmian SpA(a)	31,883	598
Saipem SpA	77,201	2,325
Snam Rete Gas SpA	458,187	2,229
Telecom Italia RNC SpA	1,756,605	2,159
Telecom Italia SpA	2,920,265	5,123
Terna SpA(a)	377,047	1,470
UniCredito Italiano SpA*	4,154,766	16,232
Unione di Banche Italiane Scpa(a)	168,410	2,585
Unipol Gruppo Finanziario SpA*	245,303	372

		105,482

Japan (18.2%)
77 Bank Ltd.	44,936	256
Acom Co. Ltd.(a)	4,772	73
Advantest Corp.(a)	19,790	549
AEON Co. Ltd.	67,806	649
AEON Credit Service Co. Ltd.	9,376	94
Aeon MALL Co. Ltd.	8,030	167
Aioi Insurance Co. Ltd.	101,038	516
Aisin Seiki Co. Ltd.	19,568	477
Ajinomoto Co., Inc.	73,146	733
All Nippon Airways Co. Ltd.	77,000	221
Amada Co. Ltd.	41,316	278
Aozora Bank Ltd.*	62,316	90
Asahi Breweries Ltd.	43,847	802
Asahi Glass Co. Ltd.	98,634	797
Asahi Kasei Corp.	132,917	677
Astellas Pharma, Inc.	45,617	1,876
Bank of Kyoto Ltd. (The)(a)	37,242	342
Bank of Yokohama Ltd. (The)	132,369	649
Benesse Corp.	8,904	437
Bridgestone Corp.	58,820	1,056
Canon, Inc.	101,311	4,098
Casio Computer Co. Ltd.(a)	27,243	222
Central Japan Railway Co.	150	1,078
Chiba Bank Ltd. (The)	84,675	525
Chubu Electric Power Co., Inc.	64,625	1,570
Chugai Pharmaceutical Co. Ltd.	25,244	522
Chugoku Electric Power Co., Inc. (The)(a)	26,226	577
Citizen Holdings Co. Ltd.	34,065	192
Credit Saison Co. Ltd.	18,203	214
Dai Nippon Printing Co. Ltd.	56,736	781
Daiichi Sankyo Co. Ltd.	67,883	1,402
Daikin Industries Ltd.	23,130	832
Daito Trust Construction Co. Ltd.	9,420	411
Daiwa House Industry Co. Ltd.	56,614	593
Daiwa Securities Group, Inc.	127,218	656
Denki Kagaku Kogyo Kabushiki Kaisha	63,096	260
DENSO Corp.	45,525	1,339
Dentsu, Inc.(a)	19,921	464
DIC Corp.	76,096	109
DOWA Mining Co. Ltd.	30,713	186
East Japan Railway Co.	31,499	2,267
Eisai Co. Ltd.	26,944	1,015
Electric Power Development Co. Ltd.	15,338	486
Elpida Memory, Inc.*	14,609	192
FANUC Ltd.	18,066	1,620

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Fast Retailing Co. Ltd.	4,832	612
Fuji Electic Holdings Co. Ltd.	66,487	123
Fuji Photo Film Co. Ltd.	48,276	1,447
Fujitsu Ltd.	183,477	1,200
Fukuoka Financial Group, Inc.	92,887	386
Furukawa Electric Co. Ltd. (The)	74,536	303
Gunma Bank Ltd. (The)	46,922	258
Hankyu Hanshin Holdings, Inc.	124,718	598
Hirose Electric Co. Ltd.	3,664	413
Hitachi Chemical Co. Ltd.	12,519	256
Hitachi Construction Machinery Co. Ltd.(a)	12,555	270
Hitachi Ltd.*	329,557	1,013
Hokkaido Electric Power Co., Inc.	21,890	456
Hokuhoku Financial Group, Inc.	156,245	366
Hokuriku Electric Power Co.	13,952	355
Honda Motor Co. Ltd.	158,051	4,869
Hoya Corp.	42,458	1,003
Ibiden Co. Ltd.	14,148	527
Inpex Holdings, Inc.	85	725
Isetan Mitsukoshi Holdings Ltd.(a)	43,414	499
Ishikawajima-Harima Heavy Industries Co. Ltd.*	157,327	319
Isuzu Motors Ltd.	141,986	301
Itochu Techno-Solutions Corp.	150,098	995
Iyo Bank Ltd. (The)	29,000	262
J. Front Retailing Co. Ltd.(a)	57,223	345
JAFCO Co. Ltd.(a)	7,419	227
Japan Real Estate Investment Corp. REIT	53	433
Japan Retail Fund Investment Corp. REIT	46	250
Japan Steel Works Ltd. (The)(a)	35,047	403
Japan Tobacco, Inc.	436	1,496
JFE Holdings, Inc.	47,477	1,629
JGC Corp.	22,743	465
Joyo Bank Ltd. (The)	78,526	386
JS Group Corp.	22,889	402
JSR Corp.	20,590	422
Kajima Corp.	99,859	256
Kamigumi Co. Ltd.	31,408	257
Kaneka Corp.	36,382	261
Kansai Electric Power Co., Inc. (The)	73,495	1,777
Kansai Paint Co. Ltd.	26,150	204
Kao Corp.	53,490	1,323
Kawasaki Heavy Industries Ltd.(a)	162,214	412
Kawasaki Kisen Kaisha Ltd.*	72,623	269
KDDI Corp.	282	1,590
Keihin Electric Express Railway Co. Ltd.	51,378	436
Keio Electric Railway Co. Ltd.	52,692	360
Keyence Corp.	4,267	912
Kintetsu Corp.(a)	170,563	659
Kirin Holdings Co. Ltd.	83,923	1,287
Kobe Steel Ltd.	274,384	480
Komatsu Ltd.	89,928	1,685
Konami Corp.	11,178	228
Konica Minolta Holdings, Inc.	51,946	493
Kubota Corp.(a)	109,475	911
Kuraray Co. Ltd.	39,476	431
Kurita Water Industries Ltd.	12,557	451
Kyocera Corp.	16,108	1,495
Kyowa Hakko Kogyo Co. Ltd.	31,027	393
Kyushu Electric Power Co., Inc.	39,669	899
Lawson, Inc.	7,766	361
Leopalace21 Corp.	15,178	122
Mabuchi Motor Co. Ltd.	3,404	173
Makita Corp.	13,452	427
Marubeni Corp.	168,314	850
MARUI Group Co. Ltd.	26,679	191
Matsui Securities Co. Ltd.(a)	17,335	141
Matsushita Electric Industrial Co. Ltd.	188,398	2,777
Matsushita Electric Works Ltd.	41,049	491
Mazda Motor Corp.	110,615	248
Meiji Holdings Co. Ltd.*	2,600	111
Minebea Co. Ltd.	47,087	216
Mitsubishi Chemical Holdings Corp.	123,495	513
Mitsubishi Corp.	129,439	2,619
Mitsubishi Electric Corp.*	180,534	1,368
Mitsubishi Estate Co. Ltd.	113,792	1,790
Mitsubishi Gas Chemical Co., Inc.	45,319	246
Mitsubishi Heavy Industries Ltd.	295,112	1,118
Mitsubishi Logistics Corp.	13,961	169
Mitsubishi Materials Corp.*	116,915	323
Mitsubishi Motors Corp.*(a)	369,606	609
Mitsubishi Rayon Co. Ltd.	60,736	208

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Mitsubishi UFJ Financial Group, Inc.	884,072	4,748
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,060	123
Mitsui & Co. Ltd.	165,709	2,168
Mitsui Chemicals, Inc.	70,370	251
Mitsui Engineering & Shipbuilding Co. Ltd.	88,996	231
Mitsui Fudosan Co. Ltd.	82,728	1,400
Mitsui O.S.K. Lines Ltd.(a)	120,053	712
Mitsui Sumitomo Insurance Group Holdings, Inc.	40,076	1,105
Mitsui Trust Holdings, Inc.	112,446	417
Mizuho Financial Group, Inc.	909,963	1,805
Mizuho Securities Co. Ltd.	233,392	850
Murata Manufacturing Co. Ltd.	22,204	1,054
Namco Bandai Holdings, Inc.	23,850	244
NEC Corp.(a)	188,256	592
NGK Insulators Ltd.	26,700	619
NGK Spark Plug Co. Ltd.	19,741	252
Nidec Corp.	11,335	921
Nikon Corp.	34,185	625
Nintendo Co. Ltd.	9,504	2,436
Nippon Building Fund, Inc.	59	527
Nippon Electric Glass Co. Ltd.	38,755	354
Nippon Express Co. Ltd.	97,043	395
Nippon Meat Packers, Inc.	22,245	286
Nippon Mining Holdings, Inc.	101,056	498
Nippon Oil Corp.	136,991	769
Nippon Paper Group, Inc.(a)	10,769	311
Nippon Sheet Glass Co. Ltd.	80,410	269
Nippon Steel Corp.	490,731	1,793
Nippon Telegraph & Telephone Corp.	48,988	2,271
Nippon Yusen Kabushiki Kaisha	125,084	484
NIPPONKOA Insurance Co. Ltd.	67,651	424
Nissan Chemical Industries Ltd.	16,572	239
Nissan Motor Co. Ltd.*	242,939	1,643
Nisshin Seifun Group, Inc.	23,417	328
Nisshin Steel Co. Ltd.	83,390	149
Nissin Food Products Co. Ltd.	8,393	323
Nitori Co. Ltd.	3,750	320
Nitto Denko Corp.	17,158	526
NOK Corp.	13,473	201
Nomura Holdings, Inc.	236,845	1,459
Nomura Real Estate Holdings, Inc.	4,352	71
Nomura Research Institute Ltd.	12,095	288
NSK Ltd.	53,631	333
NTN Corp.	46,946	195
NTT Data Corp.	135	433
NTT DoCoMo, Inc.	1,489	2,379
NTT Urban Development Corp.	188	173
Obayashi Corp.	76,356	334
Odakyu Electric Railway Co. Ltd.(a)	69,441	627
Oji Paper Co. Ltd.	86,704	391
Olympus Corp.	24,972	662
OMRON Corp.	24,230	457
Ono Pharmaceutical Co. Ltd.	10,130	527
Onward Kashiyama Co. Ltd.	17,795	132
Oriental Land Co. Ltd.(a)	6,254	440
ORIX Corp.	8,774	536
Osaka Gas Co. Ltd.	181,231	636
Promise Co. Ltd.(a)	7,970	44
Rakuten, Inc.(a)	753	502
Resona Holdings, Inc.	50,743	653
Ricoh Co. Ltd.	69,620	1,015
ROHM Co. Ltd.	10,949	766
Sankyo Co. Ltd.	6,403	401
SANYO Electric Co. Ltd.*(a)	181,815	431
Sapporo Hokuyo Holdings, Inc.	37,226	132
SBI Holdings, Inc.(a)	1,900	376
Secom Co. Ltd.	21,052	1,060
Sega Sammy Holdings, Inc.	22,028	287
Seiko Epson Corp.	15,230	228
Sekisui Chemical Co. Ltd.	54,378	316
Sekisui House Ltd.	54,347	490
Seven & I Holdings Co. Ltd.	74,571	1,786
Sharp Corp.(a)	100,002	1,112
Shikoku Electric Power Co., Inc.	14,276	436
Shimamura Co. Ltd.	2,660	261
Shimano, Inc.(a)	7,990	345
Shimizu Corp.	68,532	270
Shin-Etsu Chemical Co. Ltd.	39,344	2,420
Shinsei Bank Ltd.*	110,645	170
Shionogi & Co. Ltd.	32,369	766
Shiseido Co. Ltd.(a)	39,242	684
Shizuoka Bank Ltd. (The)	65,062	687
Showa Denko Kabushiki Kaisha	146,035	298
Showa Shell Sekiyu Kabushiki Kaisha	22,624	247
SMC Corp.	5,342	657
Softbank Corp.	73,505	1,616
Sojitz Corp.	146,249	279

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Sompo Japan Insurance, Inc.	88,816	598
Sony Corp.	96,846	2,865
Sony Financial Holdings, Inc.	96	276
Stanley Electric Co. Ltd.	16,253	330
Sumitomo Chemical Co. Ltd.	156,396	652
Sumitomo Corp.	112,372	1,158
Sumitomo Electric Industries Ltd.	73,003	955
Sumitomo Heavy Industries Ltd.	65,069	318
Sumitomo Metal Industries Ltd.	333,909	822
Sumitomo Metal Mining Co. Ltd.	51,235	841
Sumitomo Mitsui Financial Group, Inc.(a)	63,809	2,225
Sumitomo Realty & Development Co. Ltd.	39,963	732
Sumitomo Trust & Banking Co. Ltd. (The)	144,382	767
Suruga Bank Ltd.	25,587	242
Suzuken Co. Ltd.	8,450	292
Suzuki Motor Corp.	36,435	850
T&D Holdings, Inc.	22,087	598
Taiheiyo Cement Corp.*(a)	102,369	137
Taisei Corp.	114,982	228
Taisho Pharmaceutical Co. Ltd.	15,795	319
Takashimaya Co. Ltd.(a)	35,849	287
Takeda Pharmaceutical Co. Ltd.(a)	72,579	3,024
TDK Corp.	12,670	733
Teijin Ltd.	116,019	362
Terumo Corp.	17,734	976
THK Co. Ltd.	14,321	281
Tobu Railway Co. Ltd.	77,451	473
Toho Co. Ltd.	13,561	230
Tohoku Electric Power Co., Inc.	43,711	974
Tokio Marine Holdings, Inc.	68,041	1,971
Tokyo Electric Power Co., Inc. (The)	115,881	3,041
Tokyo Electron Ltd.	17,423	1,112
Tokyo Gas Co. Ltd.	236,568	983
Tokyu Corp.	121,197	581
Tokyu Land Corp.	53,723	215
TonenGeneral Sekiyu KK	33,823	331
Toppan Printing Co. Ltd.	60,069	569
Toray Industries, Inc.	134,187	813
Toshiba Corp.*(a)	362,726	1,904
Tosoh Corp.	67,575	171
TOTO Ltd.(a)	33,662	211
Toyo Seikan Kaisha Ltd.	16,504	318
Toyota Industries Corp.	17,898	492
Toyota Motor Corp.	261,876	10,416
Toyota Tsusho Corp.	24,570	371
Trend Micro, Inc.	11,402	426
Ube Industries Ltd.	120,587	317
Uni-Charm Corp.	4,942	469
UNY Co. Ltd.	21,645	162
Ushio, Inc.	13,402	234
USS Co. Ltd.	2,732	163
West Japan Railway Co.	174	659
Yahoo Japan Corp.(a)	1,476	502
Yakult Honsha Co. Ltd.	11,558	308
Yamada Denki Co. Ltd.	9,112	617
Yamaguchi Financial Group, Inc.	25,000	259
Yamaha Corp.	18,880	223
Yamaha Motor Co. Ltd.(a)	26,652	329
Yamato Transport Co. Ltd.	41,820	687
Yokogawa Electric Corp.	30,375	269

		202,043

Jersey (0.1%)
Randgold Resources Ltd.	5,106	357
Shire PLC	31,089	539

		896

Luxembourg (0.7%)
ArcelorMittal(a)	109,951	4,111
Millicom International Cellular SA*	7,691	562
Reinet Investments SCA*	1,037	15
SES	38,743	879
Tenaris SA	137,027	2,442

		8,009

Netherlands (3.8%)
Aegon NV*	211,740	1,797
Akzo Nobel NV	39,191	2,428
ASML Holding NV	65,732	1,933
Corio NV	7,708	532
Fugro NV	10,703	618
Heineken Holding NV	14,297	583
Heineken NV(a)	42,764	1,971
ING Groep NV*	332,794	5,941
Koninklijke (Royal) KPN NV	297,585	4,936
Koninklijke Ahold NV	178,799	2,151
Koninklijke Boskalis Westminster NV	8,498	290
Koninklijke DSM NV	23,651	988

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Netherlands—continued

QIAGEN NV*	44,262	939
Randstad Holding NV*	16,442	710
Reed Elsevier NV	101,484	1,145
Royal Philips Electronics NV	167,071	4,068
SBM Offshore NV	25,517	543
TNT NV	55,008	1,476
Unilever NV	277,957	8,010
Wolters Kluwer NV	46,347	990

		42,049

New Zealand (0.6%)
Auckland International Airport Ltd.	459,187	617
Contact Energy Ltd.	176,715	735
Fletcher Building Ltd.	345,369	2,082
Sky City Entertainment Group Ltd.	318,790	748
Telecom Corp. of New Zealand Ltd.	1,057,325	2,031

		6,213

Norway (1.8%)
DnB NOR ASA*	225,038	2,607
Norske Skogindustrier ASA*	201,063	1,339
Orkla ASA	238,371	2,248
Renewable Energy Corp. ASA*(a)	45,734	402
SeaDrill Ltd.*(a)	86,382	1,804
StatoilHydro ASA	324,098	7,292
Telenor ASA*	235,317	2,727
Yara International ASA	57,503	1,811

		20,230

Portugal (0.9%)
Banco Comercial Portugues SA	825,456	1,221
Banco Espirito Santo SA	183,244	1,300
Brisa-Auto-estradas de Portugal SA	57,180	563
CIMPOR-Cimentos de Portugal SGPS, SA	88,759	733
Energias de Portugal SA	575,523	2,636
Galp Energia SGPS, SA	53,492	925
Jeronimo Martins SGPS, SA	85,332	747
Portugal Telecom SGPS, SA	200,019	2,117

		10,242

Singapore (0.7%)
Capitaland Ltd.	195,273	516
City Developments Ltd.(a)	39,171	287
DBS Group Holdings Ltd.	133,908	1,263
Fraser & Neave Ltd.	16,470	46
Jardine Cycle & Carriage Ltd.	10,000	173
Keppel Corp. Ltd.	99,608	573
Olam International Ltd.	31,579	56
Oversea-Chinese Banking Corp. Ltd.	200,576	1,118
Singapore Airlines Ltd.	41,665	408
Singapore Airport Terminal Services Ltd.	30,415	49
Singapore Exchange Ltd.	65,850	394
Singapore Press Holdings Ltd.(a)	131,515	361
Singapore Telecommunications Ltd.	558,460	1,289
United Overseas Bank Ltd.	94,946	1,131
UOL Group Ltd.	40,360	99
Wilmar International Ltd.	66,226	297

		8,060

Spain (7.3%)
Abertis Infraestructuras SA	49,375	1,121
Acciona SA	4,521	615
Acerinox SA(a)	27,992	602
Actividades de Construccion y Servicios SA (ACS)(a)	24,795	1,293
Banco Bilbao Vizcaya Argentaria SA(a)	591,326	10,495
Banco de Sabadell SA	163,626	1,210
Banco de Valencia SA	45,110	423
Banco Popular Espanol SA(a)	133,985	1,343
Banco Santander Central Hispano SA	1,382,667	22,254
Bankinter SA	52,021	657
Cintra Concesiones de Infraestructuras de Transporte SA	38,699	450
Criteria Caixacorp SA	149,484	768
EDP Renovaveis SA*	73,058	803
Enagas	29,930	625
Fomento de Construcciones y Contratas SA	7,753	363
Gamesa Corporacion Tecnologica SA	31,789	712
Gas Natural SDG SA	38,671	854
Grifols SA	25,658	489
Grupo Ferrovial SA(a)	10,280	492
Iberdrola Renovables	146,693	721
Iberdrola SA	626,830	6,150
Iberia Lineas Aereas de Espana SA*	103,625	322
Indra Sistemas SA(a)	17,134	427
Industria de Diseno Textil SA	37,821	2,170

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Spain—continued

Mapfre SA	118,775	531
Red Electrica Corporacion	18,208	932
Repsol YPF SA	128,600	3,498
Sacyr Vallehermoso Group SA(a)	16,593	314
Telefonica SA	721,289	19,899
Zardoya Otis SA	23,630	513

		81,046

Sweden (2.0%)
Alfa Laval AB(a)	35,606	418
ASSA ABLOY AB, Ser B	33,526	545
Atlas Copco AB, Cl A	56,590	729
Atlas Copco AB, Cl B(a)	31,241	356
Electrolux AB, Ser B*	23,341	534
Getinge AB, Cl B(a)	23,393	393
Hennes & Mauritz AB(a)	45,307	2,545
Husqvarna AB, Cl B*	49,897	347
Investor AB, Cl B	37,801	690
Lundin Petroleum AB*(a)	26,979	219
Nordea Bank AB	293,464	2,956
Sandvik AB	92,231	1,019
Scania AB	31,287	388
Securitas AB, Cl B	36,031	348
Skandinaviska Enskilda Banken AB*(a)	146,247	986
Skanska AB, Cl B	41,553	610
SKF AB, Cl B	37,954	596
SSAB AB, Ser A(a)	22,170	344
Svenska Cellulosa AB, Cl B	48,587	659
Svenska Handelsbanken AB, Cl A	46,691	1,193
Swedbank AB, Cl A(a)	37,926	362
Swedish Match AB	29,599	595
Tele2 AB, Cl B	32,953	437
Telefonaktiebolaget LM Ericsson	275,619	2,768
TeliaSonera AB	200,417	1,317
Volvo AB, Cl A	37,193	334
Volvo AB, Cl B(a)	98,319	910

		22,598

Switzerland (2.1%)
ABB Ltd.	69,758	1,401
Actelion Ltd.*	3,625	225
Adecco SA	4,815	256
Compagnie Financiere Richemont SA, Cl A	20,404	577
Credit Suisse Group	36,291	2,014
Holcim Ltd.*	8,106	556
Julius Baer Holding AG	8,249	412
Nestle SA	113,159	4,823
Nobel Biocare Holding AG	5,131	170
Novartis AG	67,702	3,388
Roche Holding AG	22,060	3,567
SGS SA	163	219
STMicroelectronics NV	81,332	766
Swatch Group AG	970	229
Swiss Life Holding AG	497	59
Swiss Re	11,884	537
Swisscom AG	939	336
Syngenta AG	3,326	764
Synthes, Inc.	1,794	216
UBS AG*	104,825	1,919
Zurich Financial Services AG	5,069	1,206

		23,640

United Kingdom (10.7%)
3i Group PLC	28,907	133
AMEC PLC	22,988	277
Anglo American PLC*	75,549	2,406
Antofagasta PLC	26,620	323
Associated British Foods PLC	24,659	334
AstraZeneca PLC	84,608	3,791
Autonomy Corp. PLC*	13,794	359
Aviva PLC	153,345	1,098
BAE Systems PLC	212,746	1,187
Barclays PLC*	630,030	3,725
BG Group PLC	195,451	3,395
BHP Billiton PLC	125,903	3,436
BP PLC	1,082,849	9,568
British American Tobacco PLC	114,190	3,582
British Land Co. PLC (The)	57,965	440
British Sky Broadcasting Group PLC	69,989	639
BT Group PLC	459,141	954
Bunzl PLC	23,692	240
Burberry Group PLC	31,369	252
Cable & Wireless PLC	168,731	387
Cadbury PLC	82,342	1,057
Cairn Energy PLC*	9,163	408
Capita Group PLC	39,662	458
Carnival PLC	11,749	400
Centrica PLC	298,969	1,202
Compass Group PLC	118,231	722
CRH PLC	25,586	711
Diageo PLC	142,309	2,183
Eurasian Natural Resources Corp.	15,953	223
Experian PLC	64,835	545
F&C Asset Management PLC	16,822	21

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
United Kingdom—continued

FirstGroup PLC	34,349	227
Friends Provident Group PLC	168,226	224
G4S PLC	89,662	316
GlaxoSmithKline PLC	299,016	5,875
Hammerson PLC	49,118	309
Home Retail Group PLC	63,557	276
HSBC Holdings PLC	983,239	11,249
ICAP PLC	36,814	249
Imperial Tobacco Group PLC	59,367	1,715
InterContinental Hotels Group PLC	18,617	242
International Power PLC	95,527	441
Invensys PLC	52,405	244
J Sainsbury PLC	75,920	394
Johnson Matthey PLC	13,082	290
Kazakhmys PLC	13,218	227
Kingfisher PLC	157,109	534
Land Securities Group PLC	50,351	503
Legal & General Group PLC	347,859	488
Liberty International PLC	32,744	251
Lloyds Banking Group PLC*	924,990	1,533
London Stock Exchange Group PLC	11,403	156
Lonmin PLC*	8,667	232
Man Group PLC	104,941	555
Man Group PLC — Deferred Shares*(c)	88,581	—
Marks & Spencer Group PLC	100,698	583
National Grid PLC	138,317	1,335
Next PLC	10,578	303
Old Mutual PLC	307,309	491
Pearson PLC	47,474	585
Prudential PLC	142,460	1,369
Reckitt Benckiser Group PLC	34,332	1,678
Reed Elsevier PLC	70,629	529
Rexam PLC	41,698	174
Rio Tinto PLC	79,715	3,399
Rolls-Royce PLC	104,017	783
Royal Bank of Scotland Group PLC (The)*	989,352	837
Royal Dutch Shell PLC, Cl A	204,155	5,789
Royal Dutch Shell PLC, Cl B	155,065	4,301
RSA Insurance Group PLC	208,515	446
SABMiller PLC	53,617	1,293
Sage Group PLC (The)	94,908	354
Scottish & Southern Energy PLC	53,455	1,002
Segro PLC	40,893	240
Severn Trent PLC	17,089	265
Smith & Nephew PLC	58,633	525
Smiths Group PLC	28,177	400
Standard Chartered PLC	118,600	2,922
Standard Life PLC	133,432	467
Tesco PLC	451,174	2,881
Tomkins PLC	63,860	192
Tullow Oil PLC	49,833	898
Unilever PLC	73,957	2,101
United Utilities Group PLC	49,364	360
Vedanta Resources PLC	8,534	259
Vodafone Group PLC	3,005,956	6,734
Whitbread PLC	12,620	245
William Morrison Supermarkets PLC	131,982	585
Wolseley PLC*	17,463	421
WPP PLC	73,298	629
Xstrata PLC*	109,488	1,614

		117,975

Total Foreign Common Stocks		1,098,553

Foreign Preferred Stocks (0.7%)
Germany (0.7%)
Fresenius AG, 1.510%	18,223	1,063
Fresenius Medical Care AG, 1.230%(a)	39,791	1,984
Porsche AG, 5.000%	19,054	1,503
RWE AG, 1.750%	7,634	628
Volkswagen AG, 1.210%(a)	21,837	2,521

Total Foreign Preferred Stocks		7,699

Rights — Foreign (0.0%)
Belgium (0.0%)
Fortis(a)(c)	246,479	—

France (0.0%)
BNP Paribas	101,159	220

Japan (0.0%)
Dowa Mining Rights(b)(c)	500	—

Sweden (0.0%)
Swedbank AB	37,926	74

United Kingdom (0.0%)
Wolseley PLC(c)*	44,023	—

Total Rights — Foreign		294

Warrant (0.0%)
Italy (0.0%)
Unione di Banche Italiane Scpa(a)	182,276	22

Total Warrant		22

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investments (7.2%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/09(d)	3,389,212	3,389
RidgeWorth Funds Securities Lending Joint Account(e)(f)	76,201	76,201

Total Short-Term Investments		79,590

Total Investments (Cost $943,436)(g) — 107.1%		1,186,158
Liabilities in excess of other assets — (7.1)%		(78,390)

Net Assets — 100.0%		$1,107,768

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $72,457.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost		Value	Percent of
Description	Date	($)	Shares	($)	Net Assets(%)
Dowa Mining Rights	05/18/07	—	500	—	—
Oz Minerals, Ltd.	05/31/06	378	265,100	267	0.02

(c)	Market value is zero.

(d)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(e)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

PPS	— Partially Protected Shares

REIT	— Real Estate Investment Trust

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by sector, as of September 30, 2009, were as follows:

Financials	27.0%
Industrials	11.7
Consumer Discretionary	10.0
Materials	9.8
Energy	8.1
Utilities	8.0
Consumer Staples	7.5
Telecommunication Services	7.3
Short-Term Investments	7.2
Health Care	5.2
Information Technology	4.9
Transportation	0.4

Amounts designated as “—” are $0 or have been rounded to $0.

At September 30, 2009, the Fund’s forward foreign currency contracts were as follows:

		Amount in	Contract		Unrealized
	Delivery	Local	Value	Market	Appreciation/
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	10/02/09	611	534	539	5
Euro	10/02/09	524	764	767	3
Japanese Yen	10/02/09	32,822	364	366	2

Total Long Contracts			$1,662	$1,672	$10

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.4%)
Consumer Discretionary (10.5%)
Burger King Holdings, Inc.	236,170	4,154
Coach, Inc.	73,000	2,403
DIRECTV Group, Inc. (The)*(a)	181,000	4,992
GameStop Corp., Cl A*	270,000	7,147
Home Depot, Inc. (The)	237,000	6,314
McDonald’s Corp.	142,421	8,128
Target Corp.	130,000	6,068
Time Warner, Inc.	160,000	4,605
Walt Disney Co. (The)	242,000	6,645

		50,456

Consumer Staples (11.0%)
Archer-Daniels-Midland Co.	206,000	6,019
Cadbury PLC SP ADR	51,000	2,612
CVS Caremark Corp.	152,000	5,433
Dr Pepper Snapple Group, Inc.*	121,000	3,479
Kellogg Co.	110,000	5,415
Kraft Foods, Inc.	129,000	3,389
PepsiCo, Inc.	130,000	7,626
Philip Morris International, Inc.	135,000	6,580
Procter & Gamble Co. (The)	85,000	4,923
Wal-Mart Stores, Inc.	152,000	7,462

		52,938

Energy (11.8%)
Cameron International Corp.*	116,000	4,387
Chevron Corp.	121,000	8,522
Exxon Mobil Corp.	211,000	14,477
Halliburton Co.	223,000	6,048
Marathon Oil Corp.	186,000	5,933
Occidental Petroleum Corp.	85,000	6,664
Petroleo Brasileiro SA SP ADR	69,000	2,712
XTO Energy, Inc.	189,000	7,810

		56,553

Financials (14.5%)
Bank of America Corp.	445,151	7,532
Bank of New York Mellon Corp.	265,000	7,682
Berkshire Hathaway, Inc., Cl B*	1,500	4,985
Citigroup, Inc.	1,355,000	6,558
Goldman Sachs Group, Inc. (The)	22,000	4,056
Invesco Ltd.	161,000	3,664
JPMorgan Chase & Co.	177,000	7,756
MetLife, Inc.	157,000	5,977
NASDAQ OMX Group, Inc. (The)*	268,000	5,641
Travelers Cos., Inc. (The)	93,000	4,578
U.S. Bancorp	197,000	4,306
Wells Fargo & Co.	238,000	6,707

		69,442

Health Care (12.0%)
Abbott Laboratories	149,000	7,371
Amgen, Inc.*	85,000	5,120
Bristol-Myers Squibb Co.	265,000	5,968
Covidien PLC	138,084	5,974
Johnson & Johnson	141,000	8,586
Pfizer, Inc.	353,055	5,843
Teva Pharmaceutical Industries Ltd. ADR	152,000	7,685
Thermo Fisher Scientific, Inc.*	121,000	5,284
UnitedHealth Group, Inc.	223,000	5,584

		57,415

Industrials (10.3%)
CSX Corp.	141,000	5,902
Eaton Corp.	118,000	6,678
Emerson Electric Co.	223,000	8,938
Fluor Corp.	104,000	5,288
Goodrich Corp.	79,000	4,293
Joy Global, Inc.	92,000	4,502
Raytheon Co.	130,000	6,236
United Technologies Corp.	127,000	7,738

		49,575

Information Technology (20.8%)
Accenture PLC, Cl A	161,000	6,000
Agilent Technologies, Inc.*	166,000	4,620
Altera Corp.	347,000	7,117
BMC Software, Inc.*	182,000	6,830
Cisco Systems, Inc.*	364,000	8,569
Google, Inc., Cl A*	12,000	5,950
Hewlett-Packard Co.	231,000	10,906
Intel Corp.	300,000	5,871
International Business Machines Corp.	67,000	8,014
Microsoft Corp.	485,000	12,557
Oracle Corp.	243,000	5,064
QUALCOMM, Inc.	161,000	7,242
Symantec Corp.*	404,000	6,654
Western Union Co.	240,000	4,541

		99,935

Materials (4.3%)
Barrick Gold Corp.	308,000	11,673
Freeport-McMoRan Copper & Gold, Inc.	40,000	2,744
Praxair, Inc.	73,000	5,963

		20,380

Telecommunication Services (2.8%)
American Tower Corp., Cl A*	141,000	5,132
AT&T, Inc.	308,000	8,319

		13,451

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Core Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Utilities (1.4%)
Edison International	200,000	6,716

Total Common Stocks		476,861

Short-Term Investment (1.1%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	5,057	5,057

Total Short-Term Investment		5,057

Money Market Fund (1.3%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	6,198,687	6,199

Total Money Market Fund		6,199

Total Investments (Cost $398,909)(d) — 101.8%		488,117
Liabilities in excess of other assets — (1.8)%		(8,802)

Net Assets — 100.0%		$479,315

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $4,919.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.8%)
Consumer Discretionary (9.8%)
Apollo Group, Inc., Cl A*	101,900	7,507
Best Buy Co., Inc.	181,100	6,795
Darden Restaurants, Inc.	154,000	5,256
GameStop Corp., Cl A*	242,300	6,414
Guess?, Inc.	154,000	5,704
Kohl’s Corp.*	142,600	8,135
Las Vegas Sands Corp.*(a)	319,300	5,377
O’Reilly Automotive, Inc.*	70,200	2,537
Target Corp.	223,700	10,442

		58,167

Consumer Staples (12.8%)
Church & Dwight Co., Inc.	97,400	5,526
Colgate-Palmolive Co.	136,800	10,435
CVS Caremark Corp.	262,600	9,385
Hansen Natural Corp.*	169,800	6,238
Philip Morris International, Inc.	376,300	18,341
TJX Cos., Inc. (The)	154,000	5,721
Wal-Mart Stores, Inc.	310,200	15,228
Whole Foods Market, Inc.*(a)	163,000	4,970

		75,844

Energy (4.9%)
Cameron International Corp.*	214,000	8,093
Occidental Petroleum Corp.	91,700	7,189
Southwestern Energy Co.*	168,700	7,200
Transocean Ltd.*	74,500	6,372

		28,854

Financials (7.4%)
Bank of America Corp.	563,800	9,539
Capital One Financial Corp.	172,100	6,149
Charles Schwab Corp. (The)	441,500	8,455
Morgan Stanley	276,200	8,529
Visa, Inc., Cl A	163,900	11,327

		43,999

Health Care (14.9%)
Allergan, Inc.	152,800	8,673
Amgen, Inc.*	247,900	14,931
Baxter International, Inc.	134,700	7,679
Becton, Dickinson & Co.	80,400	5,608
Express Scripts, Inc.*	124,500	9,659
Gilead Sciences, Inc.*	257,000	11,971
Illumina, Inc.*	137,000	5,823
Intuitive Surgical, Inc.*	34,000	8,917
Mylan, Inc.*(a)	468,700	7,504
Thermo Fisher Scientific, Inc.*	173,200	7,564

		88,329

Industrials (9.8%)
Emerson Electric Co.	229,100	9,182
First Solar, Inc.*(a)	39,800	6,084
Honeywell International, Inc.	275,600	10,239
Illinois Tool Works, Inc.	170,900	7,299
Joy Global, Inc.	92,800	4,542
Raytheon Co.	75,400	3,617
Union Pacific Corp.	133,600	7,796
United Parcel Service, Inc., Cl B	79,200	4,472
Waste Management, Inc.	158,500	4,726

		57,957

Information Technology (33.7%)
Adobe Systems, Inc.*	280,800	9,278
Analog Devices, Inc.	163,000	4,496
Apple, Inc.*	147,200	27,288
ASML Holding NV ADR	249,100	7,366
Baidu, Inc. ADR*	17,400	6,804
Broadcom Corp., Cl A*	154,000	4,726
Cisco Systems, Inc.*	521,000	12,264
EMC Corp.*	575,100	9,800
Google, Inc., Cl A*	43,100	21,371
Intel Corp.	800,400	15,664
International Business Machines Corp.	55,500	6,638
Juniper Networks, Inc.*	300,000	8,106
McAfee, Inc.*	173,200	7,584
Microsoft Corp.	513,100	13,284
NetEase.com, Inc. ADR*(a)	136,800	6,249
Oracle Corp.	801,300	16,699
QUALCOMM, Inc.	360,000	16,193
Salesforce.Com, Inc.*	101,900	5,801

		199,611

Materials (4.2%)
Peabody Energy Corp.	200,400	7,459
Praxair, Inc.	133,800	10,930
United States Steel Corp.(a)	142,600	6,327

		24,716

Transportation (1.3%)
J.B. Hunt Transport Services, Inc.	228,700	7,348

Total Common Stocks		584,825

Short-Term Investment (4.0%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	23,831	23,831

Total Short-Term Investment		23,831

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Growth Stock Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (0.4%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	2,414,254	2,414

Total Money Market Fund		2,414

Total Investments (Cost $501,760)(d) — 103.2%		611,070
Liabilities in excess of other assets — (3.2)%		(18,959)

Net Assets — 100.0%		$592,111

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $23,322.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (100.9%)
Consumer Discretionary (11.1%)
Aeropostale, Inc.*	5,193	226
Gannett Co., Inc.	26,111	327
Garmin Ltd.	5,940	224
Guess?, Inc.	5,919	219
Leggett & Platt, Inc.	12,070	234
Liberty Media Corp. — Interactive, Cl A*	21,568	237
MeadWestvaco Corp.	11,745	262
Nordstrom, Inc.	7,742	236
Penske Automotive Group, Inc.	12,670	243
Ross Stores, Inc.	4,680	224
Service Corp. International	30,241	212
TRW Automotive Holdings Corp.*	11,909	199

		2,843

Consumer Staples (10.1%)
Archer-Daniels-Midland Co.	15,513	453
Del Monte Foods Co.	35,360	409
Dr Pepper Snapple Group, Inc.*	15,639	450
Lorillard, Inc.	5,856	435
Molson Coors Brewing Co., Cl B	8,654	421
Reynolds American, Inc.	9,208	410

		2,578

Energy (13.6%)
Anadarko Petroleum Corp.	6,391	401
Axis Capital Holdings Ltd.	8,001	241
Diamond Offshore Drilling, Inc.	3,379	323
Nabors Industries Ltd.*	16,432	343
Oil States International, Inc.*	9,190	323
Overseas Shipholding Group, Inc.	8,137	304
Pride International, Inc.*	9,874	301
Rowan Companies, Inc.	13,452	310
SEACOR Holdings, Inc.*	3,841	314
Southern Union Co.	14,442	300
Transocean Ltd.*	3,652	312

		3,472

Financials (12.7%)
American Financial Group, Inc.	4,729	121
Bank of America Corp.	24,712	418
BlackRock, Inc.	1,164	252
Everest Re Group Ltd.	2,776	243
HCC Insurance Holdings, Inc.	8,751	239
JPMorgan Chase & Co.	9,986	438
Odyssey Re Holdings Corp.	3,792	246
PartnerRe Ltd.	3,212	247
RenaissanceRe Holdings Ltd.	4,210	231
Transatlantic Holdings, Inc.	4,725	237
Travelers Cos., Inc. (The)	6,544	322
Unum Group	11,477	246

		3,240

Health Care (13.3%)
Amgen, Inc.*	4,886	294
AstraZeneca PLC SP ADR	2,549	115
Beckman Coulter, Inc.	1,611	111
Cooper Cos., Inc. (The)	4,186	124
Coventry Health Care, Inc.*	5,032	100
Endo Pharmaceuticals Holdings, Inc.*	5,000	113
Forest Laboratories, Inc.*	4,777	141
Humana, Inc.*	3,365	126
IMS Health, Inc.	8,274	127
Johnson & Johnson	7,885	480
Kinetic Concepts, Inc.*	3,197	118
McKesson Corp.	2,776	165
Millipore Corp.*	1,119	79
Omnicare, Inc.	4,800	108
Pfizer, Inc.	26,402	437
UnitedHealth Group, Inc.	7,296	183
Watson Pharmaceuticals, Inc.*	3,436	126
WellPoint, Inc.*	3,536	167
Wyeth	6,218	302

		3,416

Industrials (9.4%)
Carlisle Cos., Inc.	7,360	250
Copa Holdings SA, Cl A	5,805	258
Fidelity National Information Services, Inc.	12,144	310
Goodrich Corp.	4,690	255
ITT Corp.	5,338	278
KBR, Inc.	10,059	234
Northrop Grumman Corp.	5,935	307
R.R. Donnelley & Sons Co.	13,471	286
Ryder System, Inc.	5,898	230

		2,408

Information Technology (18.4%)
Accenture PLC, Cl A	8,120	303
Amdocs Ltd.*	10,989	295
Apple, Inc.*	2,555	474
BMC Software, Inc.*	8,436	317
CA, Inc.	13,993	308
Computer Sciences Corp.*	6,197	327
Google, Inc., Cl A*	691	343
Hewitt Associates, Inc., Cl A*	8,097	295
International Business Machines Corp.	6,239	749

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Quantitative Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Tech Data Corp.*	7,011	292
Teradata Corp.*	11,542	318
Texas Instruments, Inc.	15,543	368
Western Digital Corp.*	8,872	324

		4,713

Materials (5.0%)
Cabot Corp.	11,784	272
International Paper Co.	11,928	265
Lubrizol Corp. (The)	3,615	258
Temple-Inland, Inc.	13,889	228
Valspar Corp. (The)	8,960	246

		1,269

Telecommunication Services (3.5%)
AT&T, Inc.	16,713	451
CenturyTel, Inc.	6,115	205
Sprint Nextel Corp.*	58,132	230

		886

Utilities (3.8%)
AES Corp. (The)*	15,084	224
Atmos Energy Corp.	6,396	180
CMS Energy Corp.	14,567	195
Edison International	6,315	212
Mirant Corp.*	10,547	173

		984

Total Common Stocks		25,809

Money Market Fund (0.3%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	84,931	85

Total Money Market Fund		85

Total Investments (Cost $23,233)(b) — 101.2%		25,894
Liabilities in excess of other assets — (1.2)%		(308)

Net Assets — 100.0%		$25,586

*	Non-income producing security.

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See Notes to Financial Statements.

32

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.6%)
Consumer Discretionary (5.9%)
Best Buy Co., Inc.	212,650	7,979
Harley-Davidson, Inc.	357,550	8,224
Home Depot, Inc. (The)	402,750	10,729
Mattel, Inc.	607,200	11,209
Omnicom Group, Inc.	219,600	8,112
PetSmart, Inc.	387,100	8,419
Walt Disney Co. (The)	918,800	25,230

		79,902

Consumer Staples (10.8%)
Estee Lauder Cos., Inc., Cl A (The)	465,950	17,277
Kraft Foods, Inc.	509,250	13,378
Lowe’s Cos., Inc.	1,438,800	30,128
Procter & Gamble Co. (The)	425,800	24,662
Safeway, Inc.	1,432,850	28,256
Sara Lee Corp.	2,200,180	24,510
SUPERVALU, Inc.	534,300	8,047

		146,258

Energy (19.4%)
Baker Hughes, Inc.	757,850	32,330
Chevron Corp.	545,400	38,413
ConocoPhillips	418,707	18,909
Devon Energy Corp.	305,800	20,590
ENSCO International, Inc.	207,450	8,825
Exxon Mobil Corp.	398,200	27,321
Hess Corp.	533,750	28,534
Marathon Oil Corp.	576,300	18,384
Talisman Energy, Inc.	1,445,750	25,069
Tidewater, Inc.	177,431	8,355
Valero Energy Corp.	814,150	15,786
XTO Energy, Inc.	524,750	21,683

		264,199

Financials (22.4%)
Bank of America Corp.	2,186,400	36,994
BB&T Corp.	849,301	23,135
Charles Schwab Corp. (The)	1,248,050	23,900
Fifth Third Bancorp	1,390,550	14,086
Franklin Resources, Inc.	268,050	26,966
Goldman Sachs Group, Inc. (The)	133,250	24,565
JPMorgan Chase & Co.	911,416	39,938
Morgan Stanley	498,250	15,386
Northern Trust Corp.	266,200	15,482
Prudential Financial, Inc.	453,000	22,609
Travelers Cos., Inc. (The)	786,450	38,717
Wells Fargo & Co.	825,950	23,275

		305,053

Health Care (9.0%)
Becton, Dickinson & Co.	401,000	27,970
Bristol-Myers Squibb Co.	849,750	19,136
Johnson & Johnson	402,650	24,517
Medtronic, Inc.	284,500	10,470
Merck & Co., Inc.	710,950	22,487
Wyeth	376,700	18,300

		122,880

Industrials (12.5%)
3M Co.	193,150	14,254
Deere & Co.	565,750	24,282
Dun & Bradstreet Corp. (The)	109,850	8,274
Emerson Electric Co.	475,604	19,062
ITT Corp.	210,850	10,996
Republic Services, Inc.	505,950	13,443
Tyco International Ltd.	401,700	13,851
Union Pacific Corp.	407,200	23,760
United Parcel Service, Inc., Cl B	314,736	17,773
United Technologies Corp.	391,950	23,882

		169,577

Information Technology (5.2%)
Harris Corp.	259,417	9,754
Intel Corp.	809,300	15,838
Microsoft Corp.	561,100	14,527
Nokia Corp. ADR	880,650	12,875
Texas Instruments, Inc.	425,000	10,068
Xerox Corp.	1,031,650	7,985

		71,047

Materials (6.2%)
Air Products & Chemicals, Inc.	213,000	16,525
E.I. du Pont de Nemours & Co.	401,000	12,888
Ecolab, Inc.	238,600	11,030
Monsanto Co.	103,800	8,034
Nucor Corp.	436,600	20,525
Vulcan Materials Co.	284,400	15,378

		84,380

Telecommunication Services (3.7%)
AT&T, Inc.	918,950	24,821
Verizon Communications, Inc.	815,710	24,692

		49,513

Utilities (3.5%)
Entergy Corp.	305,050	24,361
Questar Corp.	620,164	23,293

		47,654

Total Common Stocks		1,340,463

See Notes to Financial Statements.

33

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (1.0%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	13,476,977	13,477

Total Money Market Fund		13,477

Total Investments (Cost $1,155,955)(b) — 99.6%		1,353,940
Other assets in excess of liabilities — 0.4%		5,952

Net Assets — 100.0%		$1,359,892

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See Notes to Financial Statements.

34

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.4%)
Consumer Discretionary (16.2%)
Advance Auto Parts, Inc.	23,095	907
American Eagle Outfitters, Inc.	72,855	1,228
BorgWarner, Inc.	28,990	877
Burger King Holdings, Inc.	66,190	1,164
Coach, Inc.	29,300	965
Darden Restaurants, Inc.	37,525	1,281
DreamWorks Animation SKG, Inc., Cl A*	31,470	1,119
GameStop Corp., Cl A*	44,800	1,186
Lennar Corp., Cl A	20,715	295
M.D.C. Holdings, Inc.	10,245	356
Mattel, Inc.	51,772	956
McGraw-Hill Cos., Inc. (The)	30,230	760
Mohawk Industries, Inc.*	24,180	1,153
Ross Stores, Inc.	9,920	474
Scripps Networks Interactive, Inc., Cl A	28,675	1,060
Starwood Hotels & Resorts Worldwide, Inc.	33,330	1,101
Tractor Supply Co.*	16,895	818

		15,700

Consumer Staples (6.3%)
Cadbury PLC SP ADR	8,370	429
Church & Dwight Co., Inc.	17,828	1,012
Clorox Co. (The)	16,432	967
Dr Pepper Snapple Group, Inc.*	32,555	936
J. M. Smucker Co. (The)	20,770	1,101
Lorillard, Inc.	8,835	656
Ralcorp Holdings, Inc.*	16,863	986

		6,087

Energy (7.9%)
Alpha Natural Resources, Inc.*	25,970	912
Cameron International Corp.*	28,613	1,082
Cimarex Energy Co.	18,290	792
Core Laboratories NV	8,062	831
Denbury Resources, Inc.*	67,370	1,019
Diamond Offshore Drilling, Inc.(a)	9,300	888
Murphy Oil Corp.	16,430	946
Noble Energy, Inc.	17,205	1,135

		7,605

Financials (17.5%)
Ameriprise Financial, Inc.	37,015	1,345
Arch Capital Group Ltd.*	16,275	1,099
Discover Financial Services	83,395	1,355
Equity Residential REIT	30,385	933
HCP, Inc. REIT	34,415	989
Hudson City Bancorp, Inc.	68,825	905
Invesco Ltd.	41,855	953
M&T Bank Corp.(a)	16,122	1,005
Markel Corp.*	3,349	1,105
NASDAQ OMX Group, Inc. (The)*	36,740	773
Prosperity Bancshares, Inc.	20,670	719
Public Storage REIT	14,105	1,061
Regions Financial Corp.	149,900	931
T. Rowe Price Group, Inc.	18,445	843
Weingarten Realty Investors REIT	50,690	1,010
Willis Group Holdings Ltd.	33,485	945
Wilmington Trust Corp.	69,915	993

		16,964

Health Care (9.3%)
C.R. Bard, Inc.	11,160	877
Cephalon, Inc.*(a)	15,190	885
Coventry Health Care, Inc.*	57,330	1,144
Endo Pharmaceuticals Holdings, Inc.*	31,935	723
Gen-Probe, Inc.*	16,520	685
Hospira, Inc.*	13,485	601
Laboratory Corp. of America Holdings*	15,810	1,039
Life Technologies Corp.*	11,780	548
Mylan, Inc.*	60,455	968
Universal Health Services, Inc., Cl B	15,345	950
Waters Corp.*	10,540	589

		9,009

Industrials (11.5%)
Copart, Inc.*	28,677	952
CSX Corp.	21,762	911
Curtiss-Wright Corp.	25,423	868
Dover Corp.	30,849	1,196
Eaton Corp.	19,533	1,105
Fluor Corp.	19,930	1,013
Goodrich Corp.	15,813	859
Joy Global, Inc.	18,445	903
L-3 Communications Holdings, Inc.	11,843	951
Rockwell Automation, Inc.	26,227	1,117
Roper Industries, Inc.	24,390	1,243

		11,118

Information Technology (16.4%)
Agilent Technologies, Inc.*	35,190	979
Altera Corp.	59,835	1,227
Amdocs Ltd.*	39,530	1,063
Analog Devices, Inc.	34,725	958
Autodesk, Inc.*	30,230	719

See Notes to Financial Statements.

35

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Core Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

BMC Software, Inc.*	34,101	1,280
Broadcom Corp., Cl A*	31,935	980
F5 Networks, Inc.*	28,365	1,124
Harris Corp.	33,795	1,271
Intersil Corp., Cl A	28,055	430
MEMC Electronic Materials, Inc.*	31,470	523
NCR Corp.*	33,640	465
Polycom, Inc.*	46,877	1,254
Sybase, Inc.*	35,345	1,375
Symantec Corp.*	61,075	1,006
Teradata Corp.*	43,402	1,194

		15,848

Materials (6.7%)
Airgas, Inc.	23,095	1,117
Albemarle Corp.	35,714	1,236
FMC Corp.	22,322	1,256
Newmont Mining Corp.	19,840	873
Packaging Corp. of America	35,965	734
United States Steel Corp.	27,900	1,238

		6,454

Telecommunication Services (1.4%)
NTELOS Holdings Corp.	33,423	590
Telephone & Data Systems, Inc.	23,405	726

		1,316

Utilities (5.2%)
Edison International	32,585	1,094
MDU Resources Group, Inc.	43,715	911
OGE Energy Corp.	34,415	1,138
ONEOK, Inc.	27,125	993
Xcel Energy, Inc.	49,140	945

		5,081

Total Common Stocks		95,182

Short-Term Investment (1.3%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	1,282	1,282

Total Short-Term Investment		1,282

Money Market Fund (2.5%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	2,428,200	2,428

Total Money Market Fund		2,428

Total Investments (Cost $89,035)(d) — 102.2%		98,892
Liabilities in excess of other assets — (2.2)%		(2,097)

Net Assets — 100.0%		$96,795

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $1,257.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

36

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.9%)
Consumer Discretionary (9.4%)
Abercrombie & Fitch Co., Cl A	222,100	7,303
Foot Locker, Inc.	1,182,600	14,132
Harley-Davidson, Inc.	120,100	2,762
International Game Technology	377,700	8,113
Mattel, Inc.	405,250	7,481
PetSmart, Inc.	255,200	5,551
Omnicom Group, Inc.	160,200	5,918

		51,260

Consumer Staples (10.6%)
ConAgra Foods, Inc.	268,900	5,830
Estee Lauder Cos., Inc., Cl A (The)	229,800	8,521
Safeway, Inc.	677,700	13,364
Sara Lee Corp.	1,470,300	16,379
SUPERVALU, Inc.	907,400	13,665

		57,759

Energy (19.1%)
Arch Coal, Inc.	461,000	10,202
Baker Hughes, Inc.	329,100	14,039
Chesapeake Energy Corp.	204,500	5,808
ENSCO International, Inc.	169,900	7,228
Hess Corp.	196,200	10,489
Noble Energy, Inc.	82,300	5,429
Patterson-UTI Energy, Inc.	428,400	6,469
Talisman Energy, Inc.	615,400	10,671
Tidewater, Inc.	129,500	6,098
Valero Energy Corp.	721,700	13,994
Williams Cos., Inc. (The)	731,900	13,079

		103,506

Financials (20.8%)
Ameriprise Financial, Inc.	260,900	9,478
Comerica, Inc.	112,800	3,347
Discover Financial Services	378,900	6,150
Fifth Third Bancorp	560,700	5,680
Hanover Insurance Group, Inc. (The)	221,600	9,159
Hartford Financial Services Group, Inc. (The)	301,500	7,990
HCC Insurance Holdings, Inc.	195,000	5,333
Invesco Ltd.	628,800	14,310
Marsh & McLennan Cos., Inc.	215,100	5,319
Marshall & Ilsley Corp.	501,000	4,043
Northern Trust Corp.	197,600	11,492
People’s United Financial, Inc.	345,900	5,382
Regions Financial Corp.	646,500	4,015
Synovus Financial Corp.	1,012,850	3,798
Transatlantic Holdings, Inc.	159,900	8,022
W. R. Berkley Corp.	218,400	5,521
Zions Bancorp(a)	217,700	3,912

		112,951

Health Care (3.3%)
Becton, Dickinson & Co.	109,900	7,666
CIGNA Corp.	178,400	5,011
Cooper Cos., Inc. (The)	183,300	5,450

		18,127

Industrials (10.7%)
Cooper Industries PLC, Cl A	146,600	5,508
Dun & Bradstreet Corp. (The)	36,000	2,712
Harsco Corp.	157,800	5,588
Ingersoll-Rand PLC	78,300	2,401
ITT Corp.	114,200	5,956
Manitowoc Co., Inc. (The)	283,700	2,687
Republic Services, Inc.	426,100	11,321
SPX Corp.	121,100	7,420
UTI Worldwide, Inc.	427,700	6,193
Wabtec Corp.	71,100	2,668
Watson Wyatt Worldwide, Inc., Cl A	124,800	5,436

		57,890

Information Technology (8.6%)
Analog Devices, Inc.	399,500	11,018
Harris Corp.	405,900	15,262
Intersil Corp., Cl A	642,400	9,835
Paychex, Inc.	185,000	5,374
Xerox Corp.	700,300	5,420

		46,909

Materials (7.2%)
Ashland, Inc.	71,000	3,069
FMC Corp.	234,700	13,202
Lubrizol Corp. (The)	78,100	5,581
Sonoco Products Co.	196,400	5,409
Steel Dynamics, Inc.	463,300	7,107
Vulcan Materials Co.	91,000	4,920

		39,288

Utilities (7.0%)
PPL Corp.	452,100	13,717
Questar Corp.	454,600	17,075
Sempra Energy	141,200	7,033

		37,825

Total Common Stocks		525,515

See Notes to Financial Statements.

37

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (0.7%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	3,814	3,814

Total Short-Term Investment		3,814

Money Market Fund (4.1%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	22,364,184	22,364

Total Money Market Fund		22,364

Total Investments (Cost $482,700)(d) — 101.7%		551,693
Liabilities in excess of other assets — (1.7)%		(9,159)

Net Assets — 100.0%		$542,534

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $3,700.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

38

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (115.0%)
Common Stocks (114.5%)

Casinos & Gaming (0.7%)

Churchill Downs, Inc.	400	15
International Speedway Corp., Cl A	1,000	28
Isle of Capri Casinos, Inc.*	1,300	15
Penn National Gaming, Inc.*	600	17

		75

Diversified (8.2%)
Cornell Companies, Inc.*	900	20
Cousins Properties, Inc.	2,891	24
DuPont Fabros Technology, Inc.*	6,900	92
Geo Group, Inc. (The)*	800	16
Investors Real Estate Trust	2,300	21
PICO Holdings, Inc.*	600	20
PS Business Parks, Inc. REIT	400	21
Vornado Realty Trust REIT	9,669	623

		837

Health Care (15.5%)
Community Health Systems, Inc.*	600	19
HCP, Inc. REIT	16,800	484
Health Care REIT, Inc.	7,400	308
Healthcare Realty Trust, Inc.	4,700	99
LTC Properties, Inc. REIT	800	19
National Health Investors, Inc. REIT	2,800	89
Nationwide Health Properties, Inc.	7,100	220
OMEGA Healthcare Investors, Inc.	5,900	95
Senior Housing Properties Trust REIT	7,800	149
Tenet Healthcare Corp.*	400	2
Universal Health Services, Inc., Cl B	300	19
Ventas, Inc. REIT	2,000	77

		1,580

Heavy Construction (0.7%)
Dycom Industries, Inc.*	100	1
EMCOR Group, Inc.*	700	18
Great Lakes Dredge & Dock Co.	300	2
Insituform Technologies, Inc., Cl A*	1,000	19
Jacobs Engineering Group, Inc.*	400	18
KBR, Inc.	400	9

		67

Homebuilders (1.2%)
Hilltop Holdings, Inc.*	1,500	18
KB Home	900	15
M/I Homes, Inc.*	1,200	16
Pulte Homes, Inc.	2,300	25
Sun Communities, Inc.	2,400	52

		126

Hotels & Leisure Properties (5.5%)
Entertainment Properties Trust REIT	1,800	61
Hospitality Properties Trust REIT	5,300	108
Host Hotels & Resorts, Inc.	24,000	282
Marcus Corp. (The)	1,400	18
Strategic Hotels & Resorts, Inc. REIT	21,500	56
Vail Resorts, Inc.*	600	20
Wyndham Worldwide Corp.	1,200	20

		565

Industrials (12.2%)
AMB Property Corp. REIT	12,000	275
Comfort Systems USA, Inc.	1,600	19
DCT Industrial Trust, Inc. REIT	9,500	49
Fluor Corp.	500	25
ProLogis REIT	15,700	187
Public Storage REIT	7,500	564
U-Store-It Trust REIT	17,100	107
URS Corp.*	400	17

		1,243

Land & Forest Products (5.5%)
Plum Creek Timber Co., Inc.	8,100	248
Potlatch Corp.	1,800	51
Rayonier, Inc. REIT	6,500	266

		565

Mortgage (5.2%)
Annaly Capital Management, Inc.	2,800	51
Anworth Mortgage Asset Corp. REIT	18,600	147
Hatteras Financial Corp.	1,100	33
MFA Financial, Inc. REIT	13,100	104
NorthStar Realty Finance Corp. REIT	56,000	197

		532

Office (19.7%)
Alexandria Real Estate Equities, Inc.	5,400	293
BioMed Realty Trust, Inc. REIT	1,800	25
Boston Properties, Inc. REIT	5,600	367
Brandywine Realty Trust REIT	1,700	19
Corporate Office Properties Trust REIT	1,300	48
Digital Reality Trust, Inc. REIT	2,800	128
Douglas Emmett, Inc. REIT	14,600	179
Duke Realty Corp. REIT	5,200	62
Franklin Street Properties Corp.	1,300	17
Highwoods Properties, Inc. REIT	7,500	236
Liberty Property Trust REIT	8,900	290
Mack-Cali Realty Corp. REIT	7,700	249

See Notes to Financial Statements.

39

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Real Estate 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Office—continued

Maguire Properties, Inc.*	10,700	22
SL Green Realty Corp. REIT	1,900	83

		2,018

Real Estate Services (0.9%)
Getty Realty Corp. REIT	900	22
Government Properties Income Trust*	2,300	55
LoopNet, Inc.*	1,700	15

		92

Residential (14.3%)
American Campus Communities, Inc. REIT	5,500	148
Apartment Investment & Management Co., Cl A	10,400	153
AvalonBay Communities, Inc. REIT	2,000	145
BRE Properties, Inc. REIT	1,100	34
Camden Property Trust REIT	2,400	97
Education Realty Trust, Inc. REIT	4,300	25
Equity Lifestyle Properties, Inc. REIT	3,100	133
Equity Residential REIT	10,400	320
Essex Property Trust, Inc. REIT	600	48
Mid-America Aparment Communities, Inc. REIT	4,700	212
Post Properties, Inc. REIT	1,400	25
UDR, Inc. REIT	8,000	126

		1,466

Retail (24.9%)
Acadia Realty Trust REIT	15,300	231
CBL & Associates Properties, Inc. REIT	9,200	89
Cedar Shopping Centers, Inc.	4,700	30
Developers Diversified Realty Corp. REIT	6,400	59
Kimco Realty Corp. REIT	23,400	305
Macerich Co. REIT (The)	4,686	142
National Retail Properties, Inc. REIT	3,500	75
Pennsylvania Real Estate Investment Trust	3,200	24
Penske Automotive Group, Inc.	1,100	21
Realty Income Corp. REIT	5,600	144
Regency Centers Corp. REIT	7,200	267
Simon Property Group, Inc. REIT	13,417	933
Tanger Factory Outlet Centers, Inc. REIT	1,800	67
Taubman Centers, Inc. REIT	2,600	94
Weingarten Realty Investors REIT	3,000	60

		2,541

Total Common Stocks		11,707

Short-Term Investment (0.5%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/09(a)	49,949	50

Total Short-Term Investment		50

Total Investments — 115.0% Total Long Positions (Cost $10,515)(b)		11,757

Other assets in excess of liabilities — 0.5%		51
Short Positions (see summary below) — (15.5)%		(1,584)

Net Assets — 100.0%		$10,224

Short Positions ((15.5)%)
Common Stocks Sold Short ((15.5)%)

Diversified ((1.5)%)

Aecom Technology Corp.*	(1,500)	(41)
Colonial Properties Trust REIT	(4,800)	(47)
First American Corp.	(1,300)	(42)
St. Joe Co. (The)*	(700)	(20)

		(150)

Health Care ((1.6)%)
Health Management Associates, Inc., Cl A*	(3,400)	(25)
LifePoint Hospitals, Inc.*	(1,300)	(35)
Medical Properties Trust, Inc. REIT	(11,100)	(87)
Skilled Healthcare Group, Inc., Cl A*	(2,600)	(21)

		(168)

Heavy Construction ((1.7)%)
Foster Wheeler AG*	(1,100)	(35)
Layne Christensen Co.*	(1,100)	(35)
MasTec, Inc.*	(2,300)	(28)
Shaw Group, Inc. (The)*	(500)	(16)
Sterling Construction Co., Inc.*	(2,200)	(39)
Tutor Perini Corp.*	(900)	(19)

		(172)

Homebuilders ((1.4)%)
Cavco Industries, Inc.*	(1,500)	(53)
NVR, Inc.*	(100)	(64)
Toll Brothers, Inc.*	(1,300)	(25)

		(142)

See Notes to Financial Statements.

40

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Real Estate 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Hotels & Leisure Properties ((2.3)%)
Choice Hotels International, Inc.	(1,100)	(34)
DiamondRock Hospitality Co. REIT*	(3,200)	(26)
Interval Leisure Group, Inc.*	(2,200)	(27)
LaSalle Hotel Properties REIT	(4,900)	(96)
Starwood Hotels & Resorts Worldwide, Inc.	(800)	(26)
Sunstone Hotel Investors, Inc. REIT	(3,600)	(26)

		(235)

Industrials ((1.2)%)
EastGroup Properties, Inc.	(1,200)	(46)
Sovran Self Storage, Inc.	(2,600)	(79)

		(125)

Mortgage ((3.0)%)
Capstead Mortgage Corp. REIT	(2,700)	(38)
Gramercy Capital Corp.*	(24,900)	(61)
RAIT Financial Trust	(17,200)	(51)
Redwood Trust, Inc. REIT	(4,500)	(70)
Resource Capital Corp. REIT	(16,400)	(89)

		(309)

Office ((0.3)%)
HRPT Properties Trust	(400)	(3)
Parkway Properties, Inc.	(1,200)	(24)

		(27)

Real Estate Services ((1.2)%)
CoStar Group, Inc.*	(100)	(4)
Extra Space Storage, Inc.	(6,900)	(73)
Fidelity National Financial, Inc., Cl A	(1,500)	(23)
Jones Lang LaSalle, Inc.	(400)	(19)

		(119)

Retail ((1.3)%)
Agree Realty Corp.	(1,200)	(28)
Federal Realty Investment Trust	(300)	(18)
Inland Real Estate Corp.	(4,700)	(41)
Kite Realty Group Trust REIT	(12,100)	(50)

		(137)

Total Common Stocks Sold Short		(1,584)

Total Investment Securities Sold Short (Proceeds $1,616)		(1,584)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Represents cost for financial reporting purposes.

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

41

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.1%)
Consumer Discretionary (8.1%)
Best Buy Co., Inc.	62,550	2,347
Coach, Inc.	83,130	2,737
Darden Restaurants, Inc.	63,655	2,173
Kohl’s Corp.*	63,580	3,627

		10,884

Consumer Staples (9.4%)
Colgate-Palmolive Co.	59,625	4,548
CVS Caremark Corp.	127,050	4,541
PepsiCo, Inc.	59,240	3,475

		12,564

Energy (9.6%)
Cameron International Corp.*	99,090	3,748
Halliburton Co.	121,815	3,304
Occidental Petroleum Corp.	53,630	4,205
Southwestern Energy Co.*	38,955	1,663

		12,920

Financials (9.9%)
American Express Co.	44,920	1,523
Bank of America Corp.	91,940	1,556
Charles Schwab Corp. (The)	154,420	2,957
Goldman Sachs Group, Inc. (The)	19,025	3,507
Visa, Inc., Cl A	54,255	3,750

		13,293

Health Care (13.0%)
Amgen, Inc.*	87,140	5,248
Baxter International, Inc.	70,010	3,991
Express Scripts, Inc.*	57,485	4,460
Thermo Fisher Scientific, Inc.*	84,175	3,676

		17,375

Industrials (6.8%)
Fluor Corp.	38,310	1,948
Illinois Tool Works, Inc.	62,055	2,650
Parker Hannifin Corp.	37,450	1,941
United Technologies Corp.	42,045	2,562

		9,101

Information Technology (34.0%)
Adobe Systems, Inc.*	79,150	2,615
Analog Devices, Inc.	110,295	3,042
Apple, Inc.*	26,900	4,986
Cisco Systems, Inc.*	228,240	5,373
EMC Corp.*	230,995	3,936
Google, Inc., Cl A*	10,767	5,339
Hewlett-Packard Co.	133,840	6,317
Intel Corp.	276,256	5,406
Juniper Networks, Inc.*	86,530	2,338
Oracle Corp.	170,378	3,551
QUALCOMM, Inc.	58,750	2,643

		45,546

Materials (5.3%)
Monsanto Co.	36,000	2,786
Mosaic Co. (The)	20,200	971
Praxair, Inc.	41,000	3,349
		7,106

Telecommunications Services (2.0%) *
American Tower Corp., Cl A	75,290	2,741

Total Common Stocks		131,530

Money Market Fund (2.3%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	3,118,184	3,118

Total Money Market Fund		3,118

Total Investments (Cost $113,202)(b) — 100.4%		134,648
Liabilities in excess of other assets — (0.4)%		(598)

Net Assets — 100.0%		$134,050

*	Non-income producing security.

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

42

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.0%)
Consumer Discretionary (19.5%)
Aaron’s, Inc.(a)	69,170	1,826
AnnTaylor Stores Corp.*	126,730	2,014
Asbury Automotive Group, Inc.*	98,800	1,253
Bally Technologies, Inc.*	85,620	3,285
Buffalo Wild Wings, Inc.*(a)	41,960	1,746
Capella Education Co.*	28,970	1,951
Carter’s Inc.*	96,530	2,577
Chico’s FAS, Inc.*	145,900	1,897
Cooper Tire & Rubber Co.	174,550	3,069
Dress Barn, Inc. (The)*(a)	126,555	2,269
Fossil, Inc.*	79,030	2,248
FTI Consulting, Inc.*	16,608	708
Fuel Systems Solutions, Inc.*(a)	75,290	2,710
Fuqi International, Inc.*(a)	54,210	1,587
Gentex Corp.	69,290	980
Grand Canyon Education, Inc.*	72,560	1,294
Group 1 Automotive, Inc.	63,580	1,707
hhgregg, Inc.*(a)	108,200	1,833
Hibbett Sports, Inc.*(a)	94,270	1,719
J. Crew Group, Inc.*(a)	61,420	2,200
Jack in the Box, Inc.*	81,960	1,679
Life Time Fitness, Inc.*(a)	70,440	1,976
Lumber Liquidators, Inc.*	98,590	2,138
Netflix, Inc.*(a)	25,350	1,170
Panera Bread Co., Cl A*(a)	24,060	1,323
SkillSoft PLC ADR*	139,540	1,340
Steven Madden Ltd.*	82,880	3,051
Tempur-Pedic International, Inc.*	133,030	2,520
Tenneco, Inc.*	114,030	1,487
Tetra Tech, Inc.*	94,700	2,512
Texas Roadhouse, Inc., Cl A*	119,650	1,271
TrueBlue, Inc.*	135,356	1,904
Tupperware Brands Corp.	59,430	2,372
Volcom, Inc.*	118,120	1,947
Warnaco Group, Inc. (The)*	89,430	3,922
Wolverine World Wide, Inc.	89,050	2,212

		71,697

Consumer Staples (1.6%)
Andersons, Inc. (The)	36,590	1,288
Chattem, Inc.*(a)	33,525	2,226
Ulta Salon, Cosmetics & Fragrance, Inc.*	139,130	2,297

		5,811

Energy (4.2%)
Arena Resources, Inc.*	93,850	3,332
Atwood Oceanics, Inc.*	62,675	2,211
Berry Petroleum Co., Cl A	84,450	2,262
CARBO Ceramics, Inc.(a)	28,920	1,491
Clean Energy Fuels Corp.*(a)	207,030	2,983
Dril-Quip, Inc.*	44,640	2,216
McMoRan Exploration Co.*(a)	119,510	902

		15,397

Financials (8.5%)
Corporate Office Properties Trust REIT	31,920	1,177
E*TRADE Financial Corp.*	1,091,060	1,909
EZCORP, Inc., Cl A*	129,610	1,770
F.N.B. Corp.	349,240	2,483
First Midwest Bancorp, Inc.(a)	247,090	2,785
MF Global Ltd.*(a)	184,500	1,341
Pinnacle Financial Partners, Inc.*(a)	124,770	1,586
Portfolio Recovery Associates, Inc.*(a)	62,020	2,811
Radian Group, Inc.(a)	155,640	1,647
Raymond James Financial, Inc.(a)	118,620	2,761
Stifel Financial Corp.*	53,940	2,961
SWS Group, Inc.	119,100	1,715
TNS, Inc.*	129,690	3,554
Webster Financial Corp.	206,470	2,575

		31,075

Health Care (21.9%)
Acorda Therapeutics, Inc.*	27,340	636
Alkermes, Inc.*	163,405	1,502
Alliance Imaging, Inc.*	288,380	1,632
Allos Therapeutics, Inc.*	221,940	1,609
AMAG Pharmaceuticals, Inc.*(a)	40,603	1,774
American Medical Systems Holdings, Inc.*	182,760	3,092
athenahealth, Inc.*	54,830	2,104
Auxilium Pharmaceuticals, Inc.*(a)	56,390	1,929
Bio-Reference Laboratories, Inc.*	46,460	1,598
Catalyst Health Solutions, Inc.*	127,210	3,708
Cubist Pharmaceuticals, Inc.*	106,550	2,152
Cypress Bioscience, Inc.*	281,440	2,299
Dendreon Corp.*(a)	97,120	2,718
Emdeon, Inc., Cl A*	74,825	1,212
Enzon Pharmaceuticals, Inc.*(a)	219,800	1,813
Genoptix, Inc.*(a)	64,645	2,248
Haemonetics Corp.*	52,495	2,946
Human Genome Sciences, Inc.*(a)	57,270	1,078
ICU Medical, Inc.*	37,260	1,373

See Notes to Financial Statements.

43

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

InterMune, Inc.*(a)	93,750	1,493
Isis Pharmaceuticals, Inc.*	135,580	1,975
Medical Action Industries, Inc.*	83,225	1,005
MEDNAX, Inc.*	27,930	1,534
Meridian Bioscience, Inc.	66,995	1,676
Merit Medical Systems, Inc.*	83,480	1,447
Neogen Corp.*	60,380	1,950
NuVasive, Inc.*(a)	90,760	3,790
Onyx Pharmaceuticals, Inc.*	34,790	1,043
PAREXEL International Corp.*	163,245	2,218
Perrigo Co.	72,940	2,479
PSS World Medical, Inc.*	120,900	2,639
Psychiatric Solutions, Inc.*	135,845	3,635
Questcor Pharmaceuticals, Inc.*	323,710	1,787
Salix Pharmaceuticals Ltd.*	68,970	1,466
Savient Pharmaceuticals, Inc.*(a)	113,765	1,729
Sirona Dental Systems, Inc.*	55,630	1,655
SonoSite, Inc.*	52,360	1,385
Tenet Healthcare Corp.*	417,100	2,453
West Pharmaceutical Services, Inc.	56,380	2,290
XenoPort, Inc.*	100,660	2,137
Zoll Medical Corp.*	66,940	1,441

		80,650

Industrials (12.9%)
Actuant Corp.	183,330	2,944
Albany International Corp.	59,880	1,162
American Reprographics Co. LLC*	106,260	1,012
American Superconductor Corp.*(a)	115,880	3,887
Copart, Inc.*	24,652	819
EnPro Industries, Inc.*	108,830	2,488
Esterline Technologies Corp.*	44,720	1,753
Forward Air Corp.	100,230	2,320
GrafTech International Ltd.*	142,450	2,094
Hexcel Corp.*	253,770	2,903
Hub Group, Inc., Cl A*	114,890	2,625
ICF International, Inc.*	55,170	1,673
InnerWorkings, Inc.*(a)	324,735	1,604
Kansas City Southern*	117,690	3,118
MasTec, Inc.*	154,060	1,872
Orion Marine Group, Inc.*	109,220	2,243
Quanex Building Products Corp.	156,220	2,243
Robbins & Myers, Inc.	78,780	1,850
Taleo Corp., Cl A*	92,010	2,083
Timken Co. (The)	66,300	1,553
Walter Energy, Inc.	36,050	2,165
World Fuel Services Corp.	61,060	2,935

		47,346

Information Technology (24.9%)
Ariba, Inc.*	365,790	4,243
Arris Group, Inc.*	262,140	3,410
AsiaInfo Holdings, Inc.*	167,615	3,347
Atheros Communications*	110,350	2,928
Belden, Inc.	86,550	1,999
Blackboard, Inc.*	85,260	3,221
CommScope, Inc.*	50,180	1,502
Concur Technologies, Inc.*	85,670	3,406
Constant Contact, Inc.*(a)	49,500	953
CyberSource Corp.*	234,970	3,917
Cymer, Inc.*	55,390	2,152
Dionex Corp.*	45,120	2,931
Double-Take Software, Inc.*	265,830	2,709
Energy Conversion Devices, Inc.*(a)	110,370	1,278
F5 Networks, Inc.*	25,460	1,009
Informatica Corp.*	205,600	4,648
InterDigital, Inc.*	66,960	1,551
j2 Global Communications, Inc.*	129,855	2,988
Lawson Software, Inc.*	346,730	2,164
LogMeIn, Inc.*	52,180	955
ManTech International Corp., Cl A*	62,725	2,958
MICROS Systems, Inc.*	81,940	2,474
MKS Instruments, Inc.*	73,650	1,421
NCI, Inc., Cl A*	41,330	1,185
Netlogic Microsystems, Inc.*	79,840	3,593
NetSuite, Inc.*	184,750	2,827
Novellus Systems, Inc.*	106,230	2,229
PMC-Sierra, Inc.*	275,570	2,634
Polycom, Inc.*	43,225	1,156
RightNow Technologies, Inc.*	163,600	2,362
Rosetta Stone, Inc.*(a)	48,585	1,116
Skyworks Solutions, Inc.*	297,760	3,942
Sohu.com, Inc.*	14,280	982
Sykes Enterprises, Inc.*	117,760	2,452
Synaptics, Inc.*(a)	34,180	861
Tessera Technologies, Inc.*	122,585	3,419
VistaPrint NV*(a)	64,940	3,296
Websense, Inc.*	83,870	1,409

		91,627

Materials (3.3%)
AK Steel Holding Corp.	108,700	2,145
AMCOL International Corp.	83,940	1,921

See Notes to Financial Statements.

44

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Materials—continued

Brush Engineered Materials, Inc.*	110,270	2,697
Rock-Tenn Co., Cl A	82,495	3,886
Titan Machinery, Inc.*	129,670	1,623

		12,272

Telecommunication Services (1.8%)
Neutral Tandem, Inc.*	46,150	1,050
Plantronics, Inc.	110,660	2,967
Riverbed Technology, Inc.*	125,030	2,746

		6,763

Transportation (0.4%) *
Hornbeck Offshore Services, Inc.	48,700	1,342

Total Common Stocks		363,980

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc.(b)(c)	1,301,500	—

Telecommunications Services (0.0%)
Sunair Services Corp.(b)(c)	350,000	—

Total Warrants		—

Short-Term Investment (15.2%)
RidgeWorth Funds Securities Lending Joint Account(d)(e)	56,102	56,102

Total Short-Term Investment		56,102

Money Market Fund (1.2%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	4,315,162	4,315

Total Money Market Fund		4,315

Total Investments (Cost $351,445)(f) — 115.4%		424,397
Liabilities in excess of other assets — (15.4)%		(56,497)

Net Assets — 100.0%		$367,900

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $53,316.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost		Value	Percent of
Descritption	Date	($)	Shares	($)	Net Assets(%)
Drugmax, Inc. Warrants	09/27/05	—	1,302	—	—
Sunair Services Corp. Warrants	12/15/05	—	350	—	—

(c)	Valued at fair value using methods determined by the Board. Fair value is zero. Fair valued securities held by the Fund represent 0.00% of net assets as of September 30, 2009.

(d)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

45

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.6%)
Consumer Discretionary (20.5%)
ABM Industries, Inc.	237,138	4,989
Arbitron, Inc.	149,190	3,097
bebe Stores, Inc.	473,734	3,487
Buckle, Inc., (The)(a)	111,800	3,817
CKE Restaurants, Inc.	719,735	7,550
Columbia Sportswear Co.(a)	79,500	3,272
Cracker Barrel Old Country Store, Inc.	81,100	2,790
Foot Locker, Inc.	435,600	5,205
Guess?, Inc.	304,004	11,260
Hillenbrand, Inc.	184,400	3,756
Interface, Inc., Cl A	2,156,121	17,896
NutriSystem, Inc.(a)	322,400	4,920
PetMed Express, Inc.	93,900	1,770
PetSmart, Inc.	478,500	10,407
PRIMEDIA, Inc.(a)	378,014	953
Ritchie Bros. Auctioneers, Inc.(a)	139,344	3,420
Scholastic Corp.	297,700	7,246
Washington Post Co. (The), Cl B	13,983	6,545

		102,380

Consumer Staples (0.9%)
Inter Parfums, Inc.	160,800	1,963
PriceSmart, Inc.	125,700	2,357

		4,320

Energy (5.4%)
CARBO Ceramics, Inc.(a)	170,200	8,774
Core Laboratories NV	74,600	7,691
Holly Corp.	157,700	4,040
Ormat Technologies, Inc.	67,174	2,742
Tidewater, Inc.	80,200	3,777

		27,024

Financials (22.1%)
Artio Global Investors, Inc.*	240,805	6,297
Banco Latinoamericano de Exportaciones SA, Ser E	137,300	1,952
Bank of Hawaii Corp.	86,900	3,610
Cash America International, Inc.	334,500	10,089
City National Corp.	61,400	2,390
Cullen/Frost Bankers, Inc.	162,200	8,376
Evercore Partners, Inc., Cl A	235,000	6,867
Glacier Bancorp, Inc.(a)	236,706	3,536
Hanover Insurance Group, Inc. (The)	180,700	7,468
HCC Insurance Holdings, Inc.	549,750	15,037
Marshall & Ilsley Corp.	803,700	6,486
National Retail Properties, Inc. REIT	250,100	5,370
Raymond James Financial, Inc.(a)	267,511	6,228
Realty Income Corp. REIT(a)	206,400	5,294
UMB Financial Corp.	173,200	7,004
Washington Real Estate Investment Trust	195,700	5,636
Wesco Financial Corp.	15,305	4,982
Zions Bancorp(a)	207,300	3,725

		110,347

Health Care (12.2%)
Aceto Corp.	248,200	1,638
Cooper Cos., Inc. (The)	644,296	19,155
Ensign Group, Inc.	158,600	2,225
Meridian Bioscience, Inc.	59,500	1,488
Perrigo Co.	331,800	11,278
STERIS Corp.	408,157	12,428
Techne Corp.	56,800	3,553
Teleflex, Inc.	192,600	9,305

		61,070

Industrials (22.3%)
Badger Meter, Inc.	31,500	1,219
Brink’s Co. (The)	326,100	8,775
CAE, Inc.(a)	188,200	1,592
Comfort Systems USA, Inc.	142,800	1,655
Cubic Corp.	82,700	3,264
Curtiss-Wright Corp.	141,900	4,843
Donaldson Co., Inc.	121,800	4,218
Franklin Electric Co., Inc.	103,500	2,967
Grupo Aeroportuario del Pacifico SA de CV ADR(a)	519,876	14,657
Harsco Corp.	181,800	6,438
HEICO Corp., Cl A	37,800	1,282
Herman Miller, Inc.	314,200	5,313
IESI-BFC Ltd.	882,900	11,407
KBR, Inc.	212,800	4,956
KMG Chemicals, Inc.	72,100	805
LSI Industries, Inc.	131,000	871
Manitowoc Co., Inc. (The)	469,700	4,448
Multi-Color Corp.	182,775	2,820
Pall Corp.	124,600	4,022
Robbins & Myers, Inc.	9,204	216
Snap-on, Inc.	148,700	5,169
Tomkins PLC ADR	305,703	3,665
Wabtec Corp.	173,400	6,508
Watson Wyatt Worldwide, Inc., Cl A	228,000	9,932

		111,042

See Notes to Financial Statements.

46

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology (2.7%)
Cohu, Inc.	243,953	3,308
Intersil Corp., Cl A	592,040	9,064
Keithley Instruments, Inc.	210,321	1,165

		13,537

Materials (6.3%)
Airgas, Inc.	78,000	3,773
Bemis Co., Inc.	132,786	3,440
Nalco Holding Co.	242,800	4,975
Olin Corp.	424,100	7,396
Packaging Corp. of America	145,300	2,964
RPM International, Inc.	213,000	3,938
Sensient Technologies Corp.	180,565	5,014

		31,500

Telecommunication Services (1.9%)
Alaska Communications Systems Group, Inc.	402,000	3,719
NTELOS Holdings Corp.	213,664	3,773
Plantronics, Inc.	74,800	2,005

		9,497

Utilities (4.3%)
Aqua America, Inc.	219,800	3,877
Avista Corp.	122,900	2,485
California Water Service Group	69,057	2,689
ITC Holdings Corp.	109,600	4,981
NorthWestern Corp.	155,500	3,799
Unisource Energy Corp.	123,100	3,785

		21,616

Total Common Stocks		492,333

Short-Term Investment (8.4%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	41,823	41,823

Total Short-Term Investment		41,823

Money Market Fund (1.7%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	8,276,560	8,277

Total Money Market Fund		8,277

Total Investments (Cost $517,101)(d) — 108.7%		542,433
Liabilities in excess of other assets — (8.7)%		(43,578)

Net Assets — 100.0%		$498,855

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $40,821.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

47

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (129.2%)
Common Stocks (128.4%)
Consumer Discretionary (11.9%)
Advance Auto Parts, Inc.	500	20
Amazon.com, Inc.*	200	19
Best Buy Co., Inc.	300	11
Big Lots, Inc.*	500	13
Bob Evans Farms, Inc.	600	17
Cabela’s, Inc.*	900	12
Children’s Place Retail Stores, Inc. (The)*	500	15
Coach, Inc.	800	26
Comcast Corp., Cl A	2,100	35
Culp, Inc.*	2,100	12
Eastman Kodak Co.	3,800	18
eBay, Inc.*	1,500	35
Expedia, Inc.*	700	17
Ford Motor Co.*	5,400	39
Gap, Inc. (The)	900	19
Garmin Ltd.	300	11
Genuine Parts Co.	500	19
Home Depot, Inc. (The)	700	19
Johnson Controls, Inc.	500	13
Kimberly-Clark Corp.	600	35
LaCrosse Footwear, Inc.	600	7
Leggett & Platt, Inc.	900	17
Lowe’s Cos., Inc.	1,600	34
Marvel Entertainment, Inc.*	400	20
McDonald’s Corp.	900	51
McGraw-Hill Cos., Inc. (The)	1,300	33
MeadWestvaco Corp.	900	20
MTR Gaming Group, Inc.*	4,900	15
News Corp., Cl A	1,600	19
Nordstrom, Inc.	500	15
Papa John’s International, Inc.*	600	15
PetMed Express, Inc.	1,100	21
PetSmart, Inc.	500	11
PHH Corp.*	900	18
Scholastic Corp.	600	15
Speedway Motorsports, Inc.	800	12
Stage Stores, Inc.	1,200	16
Standard Motor Products, Inc.	200	3
Starbucks Corp.*	1,100	23
Strayer Education, Inc.	100	22
Sturm, Ruger & Co., Inc.	1,200	16
Target Corp.	800	37
Tempur-Pedic International, Inc.*	800	15
Time Warner Cable, Inc.*	400	17
Time Warner, Inc.	1,100	32
Walgreen Co.	400	15
Walt Disney Co. (The)	1,400	38
Weis Markets, Inc.	700	22
Wyndham Worldwide Corp.	1,300	21

		1,005

Consumer Staples (9.0%)
Altria Group, Inc.	1,100	20
Archer-Daniels-Midland Co.	500	15
Boston Beer Co., Inc., Cl A (The)*	500	19
Casey’s General Stores, Inc.	500	16
Coca-Cola Enterprises, Inc.	1,500	32
Dr Pepper Snapple Group, Inc.*	600	17
Estee Lauder Cos., Inc., Cl A (The)	400	15
Hershey Co. (The)	1,600	62
J & J Snack Foods Corp.	400	17
Kraft Foods, Inc.	2,300	60
Orchids Paper Products Co.*	700	14
Pepsi Bottling Group, Inc. (The)	400	15
PepsiCo, Inc.	1,200	70
Philip Morris International, Inc.	1,200	58
Procter & Gamble Co. (The)	2,300	133
RadioShack Corp.	1,200	20
Safeway, Inc.	1,100	22
SYSCO Corp.	800	20
Wal-Mart Stores, Inc.	2,200	108
WD-40 Co.	500	14
Whole Foods Market, Inc.*	400	12

		759

Energy (12.0%)
Anadarko Petroleum Corp.	300	19
Apache Corp.	200	18
Axis Capital Holdings Ltd.	500	15
Cabot Oil & Gas Corp., Cl A	500	18
Cameron International Corp.*	400	15
Chesapeake Energy Corp.	500	14
Chevron Corp.	1,400	99
ConocoPhillips	1,500	68
Devon Energy Corp.	400	27
El Paso Corp.	1,400	14
EOG Resources, Inc.	200	17
Exxon Mobil Corp.	4,800	329
Halliburton Co.	800	22
Hess Corp.	300	16
Linn Energy LLC	700	16
Marathon Oil Corp.	500	16
Murphy Oil Corp.	200	12
National-Oilwell Varco, Inc.*	400	17
Occidental Petroleum Corp.	1,100	86
Overseas Shipholding Group, Inc.	400	15
Pioneer Natural Resources Co.	600	22

See Notes to Financial Statements.

48

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Energy—continued

Schlumberger Ltd.	1,000	60
Spectra Energy Corp.	1,000	19
Tidewater, Inc.	400	19
Williams Cos., Inc. (The)	1,100	20
XTO Energy, Inc.	500	21

		1,014

Financials (18.0%)
Abington Bancorp, Inc.	1,800	14
AFLAC, Inc.	400	17
Altisource Portfolio Solutions SA*	366	5
American Equity Investment Life Holding Co.	2,000	14
American Express Co.	1,300	44
American Physicians Capital, Inc.	1,800	52
American Safety Insurance Holdings Ltd.*	300	5
AmTrust Financial Services, Inc.	1,100	13
Bank of America Corp.	6,300	107
Bank of New York Mellon Corp.	700	20
BB&T Corp.	700	19
BGC Partners, Inc., Cl A	3,600	15
BlackRock Kelso Capital Corp.	1,800	13
Bryn Mawr Bank Corp.	800	14
Capital One Financial Corp.	500	18
Charles Schwab Corp. (The)	1,100	21
Chubb Corp. (The)	400	20
Citigroup, Inc.	9,100	44
Corporate Executive Board Co. (The)	700	17
Encore Capital Group, Inc.*	1,400	19
ESSA Bancorp, Inc.	6,000	79
First Financial Bankshares, Inc.	300	15
First of Long Island Corp. (The)	500	13
Flushing Financial Corp.	1,400	16
Franklin Resources, Inc.	200	20
Goldman Sachs Group, Inc. (The)	500	92
Harleysville Group, Inc.	600	19
Heartland Financial USA, Inc.	1,900	28
Infinity Property & Casualty Corp.	500	21
JPMorgan Chase & Co.	3,400	149
Kohlberg Capital Corp.	2,000	12
Lakeland Financial Corp.	1,200	25
Life Partners Holdings, Inc.	800	14
MetLife, Inc.	900	34
Moody’s Corp.	500	10
Morgan Stanley	500	15
National Bancshares, Inc.	800	20
National Interstate Corp.	3,000	53
Northern Trust Corp.	300	17
Pennantpark Investment Corp.	1,700	14
Principal Financial Group, Inc.	400	11
Prosperity Bancshares, Inc.	300	10
Prudential Financial, Inc.	600	30
QC Holdings, Inc.	3,900	26
Shore Bancshares, Inc.	672	11
State Street Corp.	800	42
T. Rowe Price Group, Inc.	300	14
Travelers Cos., Inc. (The)	300	15
U.S. Bancorp	1,300	28
Union Bankshares Corp.	1,600	20
Unum Group	1,500	32
Wells Fargo & Co.	3,800	107
Wilshire Bancorp, Inc.	2,000	15

		1,518

Health Care (19.4%)
Abbott Laboratories	800	40
Advisory Board Co. (The)*	700	18
Aetna, Inc.	700	19
Allergan, Inc.	300	17
Amgen, Inc.*	1,200	72
AmSurg Corp.*	900	19
Baxter International, Inc.	300	17
Beckman Coulter, Inc.	300	21
Bio-Rad Laboratories, Inc., Cl A*	200	18
Biogen Idec, Inc.*	1,500	76
Boston Scientific Corp.*	1,400	15
Bristol-Myers Squibb Co.	900	20
Celgene Corp.*	300	17
Chemed Corp.	1,000	44
CIGNA Corp.	700	20
Coventry Health Care, Inc.*	1,300	26
Cubist Pharmaceuticals, Inc.*	700	14
Cyberonics, Inc.*	1,000	16
Eli Lilly & Co.	1,700	56
Genzyme Corp.*	600	34
Gilead Sciences, Inc.*	2,500	116
Humana, Inc.*	500	19
Intuitive Surgical, Inc.*	100	26
Johnson & Johnson	2,700	164
Kensey Nash Corp.*	600	17
Laboratory Corp. of America Holdings*	600	39
Magellan Health Services, Inc.*	600	19
Martek Biosciences Corp.*	800	18
Maxygen, Inc.*	4,400	29
Medtronic, Inc.	1,400	52
Merck & Co., Inc.	2,000	63
NPS Pharmaceuticals, Inc.*	4,900	20
Nu Skin Enterprises, Inc., Cl A	600	11

See Notes to Financial Statements.

49

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

PDL BioPharma, Inc.	2,400	19
Pfizer, Inc.	6,100	101
ResMed, Inc.*	400	18
Schering-Plough Corp.	1,700	48
St. Jude Medical, Inc.*	400	16
STERIS Corp.	500	15
Stryker Corp.	400	18
Synovis Life Technologies, Inc.*	1,000	14
Thermo Fisher Scientific, Inc.*	700	31
UnitedHealth Group, Inc.	2,000	50
Waters Corp.*	300	17
WellPoint, Inc.*	600	28
Wyeth	900	44
Young Innovations, Inc.	800	21
Zimmer Holdings, Inc.*	400	21

		1,633

Industrials (14.6%)
3M Co.	500	37
AAON, Inc.	700	14
Allegiant Travel Co.*	500	19
Alliant Techsystems, Inc.*	200	16
Apogee Enterprises, Inc.	1,000	15
ATC Technology Corp.*	900	18
Boeing Co. (The)	400	22
Brady Corp., Cl A	300	9
Burlington Northern Santa Fe Corp.	200	16
Caterpillar, Inc.	400	21
Colfax Corp.*	1,900	20
CSX Corp.	500	21
Cummins, Inc.	400	18
Deere & Co.	300	13
Donaldson Co., Inc.	500	17
Dun & Bradstreet Corp. (The)	200	15
Dycom Industries, Inc.*	1,200	15
Electro Rent Corp.	2,600	30
Emerson Electric Co.	500	20
FedEx Corp.	700	53
Flowserve Corp.	300	30
Fluor Corp.	400	20
General Dynamics Corp.	300	19
General Electric Co.	5,600	92
Goodrich Corp.	300	16
Hawaiian Holdings, Inc.*	2,100	17
Hawk Corp., Cl A*	1,500	21
Hertz Global Holdings, Inc.*	1,600	17
Honeywell International, Inc.	500	19
ITT Corp.	400	21
L.B. Foster Co., Cl A*	800	24
Lockheed Martin Corp.	200	16
Marten Transport Ltd.*	1,300	22
Mine Safety Appliances Co.	700	19
Norfolk Southern Corp.	400	17
Northrop Grumman Corp.	700	36
Powell Industries, Inc.*	600	23
R.R. Donnelley & Sons Co.	800	17
Raven Industries, Inc.	600	16
Raytheon Co.	1,100	53
Republic Airways Holdings, Inc.*	800	7
Ryder System, Inc.	400	16
SkyWest, Inc.	1,100	18
Southwest Airlines Co.	2,100	20
TeleTech Holdings, Inc.*	1,100	19
Thomas & Betts Corp.*	500	15
Tredegar Corp.	3,100	45
Union Pacific Corp.	200	12
United Parcel Service, Inc., Cl B	1,000	56
United Technologies Corp.	600	37
USA Truck, Inc.*	2,800	36
Walter Energy, Inc.	200	12
Watson Wyatt Worldwide, Inc., Cl A	400	17

		1,234

Information Technology (30.6%)
Acme Packet, Inc.*	1,600	16
Acxiom Corp.*	1,100	10
Adobe Systems, Inc.*	1,200	40
Agilent Technologies, Inc.*	700	19
Analog Devices, Inc.	700	19
Apple, Inc.*	700	130
Autodesk, Inc.*	800	19
CA, Inc.	900	20
Cisco Systems, Inc.*	5,900	139
Cogent, Inc.*	1,400	14
Computer Sciences Corp.*	300	16
Compuware Corp.*	6,000	44
COMSYS IT Partners, Inc.*	2,800	18
Convergys Corp.*	2,000	20
Corning, Inc.	900	14
CSG Systems International, Inc.*	1,100	18
Dell, Inc.*	2,600	40
Digi International, Inc.*	1,600	14
DivX, Inc.*	2,800	15
EchoStar Corp., Cl A*	1,200	22
EMC Corp.*	2,200	37
FalconStor Software, Inc.*	3,400	17
Google, Inc., Cl A*	200	99
GSI Technology, Inc.*	7,200	29
Hackett Group, Inc. (The)*	300	1
Hewlett-Packard Co.	2,000	94

See Notes to Financial Statements.

50

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Hittite Microwave Corp.*	800	29
Integrated Device Technology, Inc.*	3,000	20
Intel Corp.	8,000	157
InterDigital, Inc.*	1,100	25
International Business Machines Corp.	1,300	155
Internet Brands, Inc., Cl A*	2,800	22
Intuit, Inc.*	900	26
j2 Global Communications, Inc.*	1,400	32
Juniper Networks, Inc.*	700	19
Linear Technology Corp.	700	19
LoopNet, Inc.*	2,100	19
Maxim Integrated Products, Inc.	1,400	25
MEMC Electronic Materials, Inc.*	1,100	18
Micrel, Inc.	7,300	59
Microchip Technology, Inc.	700	19
Microsoft Corp.	7,900	205
Microtune, Inc.*	6,700	12
Motorola, Inc.	2,400	21
National Semiconductor Corp.	1,800	26
NCR Corp.*	1,100	15
Novell, Inc.*	3,100	14
OpenTV Corp., Cl A*	3,100	4
Oplink Communications, Inc.*	1,200	17
Oracle Corp.	6,200	129
PC Connection, Inc.*	2,700	15
PC Mall, Inc.*	1,900	13
Pericom Semiconductor Corp.*	1,700	17
Pervasive Software, Inc.*	8,100	40
QLogic Corp.*	1,200	21
QUALCOMM, Inc.	2,200	99
Red Hat, Inc.*	800	22
S1 Corp.*	4,300	27
SeaChange International, Inc.*	1,600	12
Spectrum Control, Inc.*	1,600	14
Sun Microsystems, Inc.*	2,400	22
Symantec Corp.*	2,600	43
Symmetricom, Inc.*	2,900	15
Teradata Corp.*	500	14
Texas Instruments, Inc.	3,200	76
TIBCO Software, Inc.*	1,700	16
VASCO Data Security International, Inc.*	2,500	19
Virtusa Corp.*	1,500	14
Vishay Intertechnology, Inc.*	2,000	16
Web.com Group, Inc.*	2,300	16
Western Digital Corp.*	500	18
Yahoo!, Inc.*	1,200	21

		2,581

Materials (3.5%)
A. M. Castle & Co.	1,600	16
AK Steel Holding Corp.	700	14
CF Industries Holdings, Inc.	200	17
E.I. du Pont de Nemours & Co.	1,000	32
Eastman Chemical Co.	300	16
FMC Corp.	300	17
International Paper Co.	700	16
LSB Industries, Inc.*	800	12
Mesabi Trust	1,600	16
Minerals Technologies, Inc.	300	14
Monsanto Co.	200	15
Newmont Mining Corp.	700	31
Nucor Corp.	400	19
Praxair, Inc.	200	16
Sigma-Aldrich Corp.	300	16
Silgan Holdings, Inc.	300	16
Universal Stainless & Alloy Products, Inc.*	700	13

		296

Telecommunication Services (5.3%)
AT&T, Inc.	4,800	130
CenturyTel, Inc.	600	20
NeuStar, Inc., Cl A*	1,500	34
Qwest Communications International, Inc.	4,200	16
Sprint Nextel Corp.*	4,100	16
Tekelec*	900	15
Telephone & Data Systems, Inc.	1,500	47
Tellabs, Inc.*	2,900	20
United States Cellular Corp.*	900	35
Verizon Communications, Inc.	3,900	118

		451

Utilities (4.1%)
AES Corp. (The)*	1,600	24
Avista Corp.	800	16
CMS Energy Corp.	1,100	15
Dominion Resources, Inc.	700	24
DPL, Inc.	800	21
DTE Energy Co.	500	18
Duke Energy Corp.	900	14
El Paso Electric Co.*	1,100	19
Exelon Corp.	700	35
FirstEnergy Corp.	700	32
FPL Group, Inc.	300	17
MDU Resources Group, Inc.	700	15
National Fuel Gas Co.	300	14
NSTAR	600	19

See Notes to Financial Statements.

51

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Utilities—continued

Public Service Enterprise Group, Inc.	1,100	35
Sempra Energy	300	15
Southern Co.	500	16

		349

Total Common Stocks		10,840

Short-Term Investment (0.8%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/09(a)	67,480	67

Total Short-Term Investment		67

Total Investments — 129.2% Total Long Positions (Cost $10,531)(b)		10,907

Other assets in excess of liabilities — 0.1%		11
Short Positions (see summary below) — (29.3)%		(2,477)

Net Assets — 100.0%		$8,441

Short Positions ((29.3)%)
Common Stocks Sold Short ((29.3)%)
Consumer Discretionary ((1.3)%)
Bridgepoint Education, Inc.*	(800)	(12)
FGX International Holdings Ltd.*	(2,600)	(36)
Monro Muffler Brake, Inc.	(500)	(16)
Princeton Review, Inc. (The)*	(5,200)	(22)
Stanley Furniture Co., Inc.	(2,700)	(28)

		(114)

Consumer Staples ((1.2)%)
Church & Dwight Co., Inc.	(500)	(28)
Diamond Foods, Inc.	(1,200)	(38)
Ralcorp Holdings, Inc.*	(600)	(35)

		(101)

Financials ((4.1)%)
Aon Corp.	(600)	(24)
Associated Banc-Corp	(1,800)	(21)
Berkshire Hills Bancorp, Inc.	(500)	(11)
Brookline Bancorp, Inc.	(1,400)	(14)
First Midwest Bancorp, Inc.	(1,800)	(20)
Glacier Bancorp, Inc.	(1,100)	(16)
Hallmark Financial Services, Inc.*	(1,900)	(15)
KeyCorp	(2,300)	(15)
Marshall & Ilsley Corp.	(2,900)	(23)
Old Republic International Corp.	(3,200)	(39)
Susquehanna Bancshares, Inc.	(3,300)	(19)
TFS Financial Corp.	(1,400)	(17)
Washington Federal, Inc.	(3,700)	(62)
Willis Group Holdings Ltd.	(1,200)	(34)
Zenith National Insurance Corp.	(600)	(19)

		(349)

Health Care ((3.1)%) *
Acorda Therapeutics, Inc.	(800)	(19)
Allos Therapeutics, Inc.	(2,500)	(18)
Gentiva Health Services, Inc.	(900)	(23)
HeartWare International, Inc.	(2,100)	(63)
Incyte Corp.	(2,100)	(14)
IPC The Hospitalist Co.	(600)	(19)
LCA-Vision, Inc.	(2,900)	(20)
Vertex Pharmaceuticals, Inc.	(1,800)	(68)
Volcano Corp.	(1,100)	(19)

		(263)

Industrials ((4.3)%)
AMR Corp.*	(2,600)	(21)
Arkansas Best Corp.	(600)	(18)
Cavco Industries, Inc.*	(600)	(21)
Continental Airlines, Inc., Cl B*	(1,200)	(20)
ESCO Technologies, Inc.*	(1,200)	(47)
FormFactor, Inc.*	(1,600)	(38)
Genessee & Wyoming, Inc., Cl A*	(1,200)	(36)
Heidrick & Struggles International, Inc.	(900)	(21)
ICF International, Inc.*	(1,100)	(33)
Louisiana-Pacific Corp.*	(2,600)	(17)
MasTec, Inc.*	(1,500)	(18)
Spirit AeroSystems, Inc., Cl A*	(1,100)	(20)
Stanley, Inc.*	(1,600)	(41)
Titan Machinery, Inc.*	(1,200)	(15)

		(366)

Information Technology ((11.9)%)
3PAR, Inc.*	(1,700)	(19)
Advanced Energy Industries, Inc.*	(3,300)	(47)
ANSYS, Inc.*	(500)	(19)
ArcSight, Inc.*	(2,300)	(55)
Avocent Corp.*	(800)	(16)
Blue Coat Systems, Inc.*	(2,000)	(45)
Bottomline Technologies, Inc.*	(1,800)	(23)
Brooks Automation, Inc.*	(6,100)	(47)
Ciena Corp.*	(1,100)	(18)
Coherent, Inc.*	(900)	(21)
Cohu, Inc.	(1,200)	(16)
DemandTec, Inc.*	(1,700)	(15)
DSP Group, Inc.*	(1,700)	(14)
Ebix, Inc.*	(300)	(17)
Electro Scientific Industries, Inc.*	(700)	(9)

See Notes to Financial Statements.

52

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Harmonic, Inc.*	(2,100)	(14)
Harris Stratex Networks, Inc., Cl A*	(2,100)	(15)
International Rectifier Corp.*	(500)	(10)
Kulicke & Soffa Industries, Inc.*	(2,500)	(15)
LogMeIn, Inc.*	(6,000)	(110)
Mentor Graphics Corp.*	(2,700)	(25)
Network Equipment Technologies, Inc.*	(900)	(7)
Nuance Communications, Inc.*	(3,400)	(51)
Omniture, Inc.*	(1,000)	(22)
Park Electrochemical Corp.	(1,700)	(42)
Pegasystems, Inc.	(700)	(24)
Rogers Corp.*	(700)	(21)
Solarwinds, Inc.*	(3,100)	(68)
Solera Holdings, Inc.	(700)	(22)
Supertex, Inc.*	(700)	(21)
Take-Two Interactive Software, Inc.*	(1,400)	(16)
Taleo Corp., Cl A*	(1,600)	(36)
Tier Technologies, Inc., Cl B*	(2,600)	(22)
TiVo, Inc.*	(1,500)	(16)
Trident Microsystems, Inc.*	(20,500)	(53)
Verigy Ltd.*	(1,400)	(16)

		(1,007)

Materials ((0.7)%)
Allied Nevada Gold Corp.*	(1,700)	(17)
Coeur d’Alene Mines Corp.*	(1,000)	(21)
Greif, Inc., Cl A	(300)	(17)

		(55)

Telecommunication Services ((0.9)%)
Consolidated Communications Holdings, Inc.	(900)	(14)
Iowa Telecommunications Services, Inc.	(1,700)	(21)
TeleCommunication Systems, Inc., Cl A*	(4,500)	(38)

		(73)

Utilities ((1.8)%)
Atmos Energy Corp.	(800)	(23)
Cleco Corp.	(1,500)	(38)
Middlesex Water Co.	(1,300)	(20)
Pennichuck Corp.	(2,400)	(52)
Vectren Corp.	(700)	(16)

		(149)

Total Common Stocks Sold Short		(2,477)

Total Investment Securities Sold Short (Proceeds $2,402)		(2,477)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

53

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Aggressive Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (93.4%)(a)
RidgeWorth Aggressive Growth Stock Fund	66,912	763
RidgeWorth International Equity 130/30 Fund*	90,038	602
RidgeWorth International Equity Index Fund*	203,344	2,680
RidgeWorth Large Cap Core Equity Fund	371,645	4,396
RidgeWorth Large Cap Growth Stock Fund	258,732	2,204
RidgeWorth Large Cap Quantitative Equity Fund	216,682	2,067
RidgeWorth Large Cap Value Equity Fund	404,072	4,239
RidgeWorth Mid-Cap Core Equity Fund	84,011	727
RidgeWorth Mid-Cap Value Equity Fund	77,011	733
RidgeWorth Real Estate 130/30 Fund	95,936	599
RidgeWorth Select Large Cap Growth Stock Fund	87,311	2,201
RidgeWorth Small Cap Growth Stock Fund*	84,980	998
RidgeWorth Small Cap Value Equity Fund	92,178	951
RidgeWorth U.S. Equity 130/30 Fund	79,761	613

Total Equity Funds		23,773

Exchange Traded Funds (2.5%)
iShares MSCI Emerging Markets Index Fund	15,818	615
iShares S&P 500 Index Fund	235	25

Total Exchange Traded Funds		640

Money Market Fund (4.1%)(a)
RidgeWorth Institutional Cash Management Money Market	1,037,624	1,038

Total Money Market Fund		1,038

Total Investments (Cost $25,876)(b) — 100.0%		25,451
Liabilities in excess of other assets — 0.0%		—

Net Assets — 100.0%		$25,451

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

54

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Conservative Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (33.4%)(a)
RidgeWorth Aggressive Growth Stock Fund*	10,927	125
RidgeWorth International Equity 130/30 Fund*	14,547	97
RidgeWorth International Equity Index Fund*	33,061	436
RidgeWorth Large Cap Core Equity Fund	60,417	714
RidgeWorth Large Cap Growth Stock Fund	42,010	358
RidgeWorth Large Cap Quantitative Equity Fund	35,261	336
RidgeWorth Large Cap Value Equity Fund	65,631	688
RidgeWorth Mid-Cap Core Equity Fund	13,674	118
RidgeWorth Mid-Cap Value Equity Fund	12,529	119
RidgeWorth Real Estate 130/30 Fund	15,507	97
RidgeWorth Select Large Cap Growth Stock Fund	14,174	357
RidgeWorth Small Cap Growth Stock Fund*	13,860	163
RidgeWorth Small Cap Value Equity Fund	15,054	155
RidgeWorth U.S. Equity 130/30 Fund	12,886	99

Total Equity Funds		3,862

Fixed Income Funds (60.5%)(a)
RidgeWorth Intermediate Bond Fund	34,617	366
RidgeWorth Seix Floating Rate High Income Fund	46,908	401
RidgeWorth Seix High Yield Fund	60,428	547
RidgeWorth Total Return Bond Fund	476,989	5,105
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	57,534	581

Total Fixed Income Funds		7,000

Exchange Traded Funds (3.4%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,844	294
iShares MSCI Emerging Markets Index Fund	2,555	99
iShares S&P 500 Index Fund	50	5

Total Exchange Traded Funds		398

Money Market Fund (2.5%)(a)
RidgeWorth Institutional Cash Management Money Market	294,936	295

Total Money Market Fund		295

Total Investments (Cost $10,833)(b) — 99.8%		11,555
Other assets in excess of liabilities — 0.2%		22

Net Assets — 100.0%		$11,577

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

55

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (72.7%)(a)
RidgeWorth Aggressive Growth Stock Fund*	136,400	1,555
RidgeWorth International Equity 130/30 Fund*	182,480	1,221
RidgeWorth International Equity Index Fund*	413,033	5,444
RidgeWorth Large Cap Core Equity Fund	755,377	8,935
RidgeWorth Large Cap Growth Stock Fund	525,345	4,476
RidgeWorth Large Cap Quantitative Equity Fund	440,793	4,205
RidgeWorth Large Cap Value Equity Fund	820,913	8,611
RidgeWorth Mid-Cap Core Equity Fund	170,942	1,479
RidgeWorth Mid-Cap Value Equity Fund	156,712	1,492
RidgeWorth Real Estate 130/30 Fund	194,411	1,213
RidgeWorth Select Large Cap Growth Stock Fund	177,259	4,469
RidgeWorth Small Cap Growth Stock Fund*	172,999	2,031
RidgeWorth Small Cap Value Equity Fund	187,783	1,938
RidgeWorth U.S. Equity 130/30 Fund	161,623	1,241

Total Equity Funds		48,310

Fixed Income Funds (22.7%)(a)
RidgeWorth Intermediate Bond Fund	74,928	791
RidgeWorth Seix Floating Rate High Income Fund	101,149	864
RidgeWorth Seix High Yield Fund	130,347	1,181
RidgeWorth Total Return Bond Fund	1,029,691	11,018
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	124,218	1,255

Total Fixed Income Funds		15,109

Exchange Traded Funds (2.9%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	6,124	630
iShares MSCI Emerging Markets Index Fund	32,062	1,248
iShares S&P 500 Index Fund	495	52

Total Exchange Traded Funds		1,930

Money Market Fund (1.7%)(a)
RidgeWorth Institutional Cash Management Money Market	1,153,888	1,154

Total Money Market Fund		1,154

Total Investments (Cost $64,957)(b) — 100.0%		66,503
Other assets in excess of liabilities — 0.0%		27

Net Assets — 100.0%		$66,530

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

56

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Moderate Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (53.7%)(a)
RidgeWorth Aggressive Growth Stock Fund*	228,730	2,608
RidgeWorth International Equity 130/30 Fund*	305,416	2,043
RidgeWorth International Equity Index Fund*	691,971	9,120
RidgeWorth Large Cap Core Equity Fund	1,233,983	14,598
RidgeWorth Large Cap Growth Stock Fund	880,207	7,499
RidgeWorth Large Cap Quantitative Equity Fund	699,433	6,673
RidgeWorth Large Cap Value Equity Fund	1,375,262	14,426
RidgeWorth Mid-Cap Core Equity Fund	286,270	2,476
RidgeWorth Mid-Cap Value Equity Fund	262,568	2,500
RidgeWorth Real Estate 130/30 Fund	325,406	2,031
RidgeWorth Select Large Cap Growth Stock Fund	296,999	7,487
RidgeWorth Small Cap Growth Stock Fund*	290,036	3,405
RidgeWorth Small Cap Value Equity Fund	314,815	3,249
RidgeWorth U.S. Equity 130/30 Fund	270,498	2,077

Total Equity Funds		80,192

Fixed Income Funds (42.3%)(a)
RidgeWorth Intermediate Bond Fund	316,251	3,340
RidgeWorth Seix Floating Rate High Income Fund	428,179	3,657
RidgeWorth Seix High Yield Fund	551,603	4,998
RidgeWorth Total Return Bond Fund	4,284,548	45,844
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	525,308	5,306

Total Fixed Income Funds		63,145

Exchange Traded Funds (3.2%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	25,968	2,671
iShares MSCI Emerging Markets Index Fund	53,656	2,088
iShares S&P 500 Index Fund	849	90

Total Exchange Traded Funds		4,849

Money Market Fund (0.7%)(a)
RidgeWorth Institutional Cash Management Money Market	1,099,919	1,100

Total Money Market Fund		1,100

Total Investments (Cost $144,874)(b) — 99.9%		149,286
Other assets in excess of liabilities — 0.1%		109

Net Assets — 100.0%		$149,395

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

57

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

	Aggressive	Emerging	International		International
	Growth Stock	Growth Stock	Equity 130/30	International	Equity
	Fund	Fund	Fund	Equity Fund	Index Fund

Assets:
Total Investments, at Cost	$82,253	$78,409	$144,865	$203,890	$943,436

Investments, at Value*	$108,861	$85,040	$150,076	$250,919	$1,109,957
Investments in Affiliates, at Value	9,131	15,034	—	9,418	76,201

Total Investments	117,992	100,074	150,076	260,337	1,186,158

Dividends Receivable	1	5	459	762	2,277
Foreign Currency, at Value (Cost $—, $—, $—, $945 and $1,119, respectively)	—	—	—	945	1,119
Receivable for Capital Shares Issued	188	83	135	14	1,937
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	—	10
Receivable for Investment Securities Sold	990	192	11,134	974	2,795
Reclaims Receivable	—	—	105	99	194
Prepaid Expenses	22	21	26	16	25

Total Assets	119,193	100,375	161,935	263,147	1,194,515

Liabilities:
Payable for Fund Overdraft	255	—	—	—	947
Payable for Foreign Currency at Value (Proceeds $—, $—, $598, $— and $—, respectively)	—	—	588	—	—
Payable for Investment Securities Purchased	274	349	12,051	640	5,134
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $—, $30,941, $— and $—, respectively)	—	—	34,311	—	—
Dividends Payable for Securities Sold Short	—	—	55	—	—
Payable for Capital Shares Redeemed	704	120	181	1,366	3,679
Payable Upon Return of Securities Loaned	9,131	14,235	—	9,418	76,201
Investment Advisory Fees Payable	98	75	115	230	434
Administration, Fund Accounting and Transfer Agency Fees Payable	4	2	20	31	48
Compliance Services Fees Payable	1	—	2	6	9
Distribution and Service Fees Payable	1	—	—	2	2
Shareholder Servicing Fees Payable	—	—	—	—	10
Custodian Fees Payable	4	1	59	135	233
Trustee Fees Payable	1	—	1	5	8
Accrued Expenses	9	4	7	36	42

Total Liabilities	10,482	14,786	47,390	11,869	86,747

Net Assets	$108,711	$85,589	$114,545	$251,278	$1,107,768

Net Assets Consist of:
Capital	$132,157	$110,699	$140,841	$538,061	$966,855
Accumulated Net Investment Income (Loss)	(430)	(293)	1,302	4,223	18,893
Accumulated Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	(58,755)	(46,482)	(29,458)	(347,456)	(120,727)
Net Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	35,739	21,665	1,860	56,450	242,747

Net Assets	$108,711	$85,589	$114,545	$251,278	$1,107,768

Net Assets:
I Shares	$106,332	$85,280	$114,542	$242,531	$1,101,316
A Shares#	2,379	309	3	8,747	6,452
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	9,327	8,717	17,123	23,536	83,553
A Shares#	213	33	—	858	493
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$11.40	$9.78	$6.69	$10.31	$13.18
A Shares#	11.21	9.59	6.68	10.19	13.07
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$11.40	$9.78	$6.69	$10.31	$13.18
A Shares	11.89	10.18	7.09	10.81	13.87
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $8,940, $13,904, $—, $8,947 and $72,457, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund and the International Equity Index Fund and C Shares were no longer offered.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

58

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap	Large Cap	Large Cap	Mid-Cap
	Core Equity	Growth Stock	Quantitative	Value Equity	Core Equity
	Fund	Fund	Equity Fund	Fund	Fund

Assets:
Total Investments, at Cost	$398,909	$501,760	$23,233	$1,155,955	$89,035

Investments, at Value*	$476,861	$584,825	$25,809	$1,340,463	$95,182
Investments in Affiliates, at Value	11,256	26,245	85	13,477	3,710

Total Investments	488,117	611,070	25,894	1,353,940	98,892

Cash	—	3,633	—	—	—
Dividends Receivable	388	369	25	2,033	93
Receivable for Capital Shares Issued	617	1,499	—	2,898	585
Receivable for Investment Securities Sold	1,000	4,471	—	33,180	—
Prepaid Expenses	23	22	20	27	10

Total Assets	490,145	621,064	25,939	1,392,078	99,580

Liabilities:
Payable for Investment Securities Purchased	2,828	—	—	29,379	324
Payable for Capital Shares Redeemed	2,509	4,574	317	1,791	1,082
Payable Upon Return of Securities Loaned	5,057	23,831	—	—	1,282
Investment Advisory Fees Payable	334	451	16	849	79
Administration, Fund Accounting and Transfer Agency Fees Payable	21	25	3	38	4
Compliance Services Fees Payable	5	5	—	14	1
Distribution and Service Fees Payable	26	24	—	23	5
Custodian Fees Payable	6	6	13	11	3
Trustee Fees Payable	4	5	—	12	—
Accrued Expenses	40	32	4	69	5

Total Liabilities	10,830	28,953	353	32,186	2,785

Net Assets	$479,315	$592,111	$25,586	$1,359,892	$96,795

Net Assets Consist of:
Capital	$694,707	$581,760	$60,344	$1,568,309	$114,002
Accumulated Net Investment Income (Loss)	156	101	1	819	9
Accumulated Net Realized Gain (Loss) from Investment Transactions	(304,756)	(99,060)	(37,420)	(407,221)	(27,073)
Net Unrealized Appreciation/Depreciation on Investments	89,208	109,310	2,661	197,985	9,857

Net Assets	$479,315	$592,111	$25,586	$1,359,892	$96,795

Net Assets:
I Shares	$431,764	$532,099	$24,971	$1,310,255	$87,961
A Shares#	21,102	42,901	615	30,518	4,674
C Shares#	26,449	17,111	—	19,119	4,160
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	36,499	62,436	2,618	124,922	10,170
A Shares#	1,765	5,415	65	2,921	571
C Shares#	2,273	2,414	—	1,853	571
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$11.83	$8.52	$9.54	$10.49	$8.65
A Shares	11.96	7.92	9.45	10.45	8.18
C Shares(b)	11.64	7.09	N/A	10.32	7.29
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$11.83	$8.52	$9.54	$10.49	$8.65
A Shares	12.69	8.40	10.03	11.09	8.68
C Shares	11.64	7.09	N/A	10.32	7.29
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $4,919, $23,322, $—, $— and $1,257, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Large Cap Quantitative Equity Fund and C Shares were no longer offered.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

59

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

	Mid-Cap		Select Large	Small Cap	Small Cap
	Value Equity	Real Estate	Cap Growth	Growth Stock	Value Equity
	Fund	130/30 Fund	Stock Fund	Fund	Fund

Assets:
Total Investments, at Cost	$482,700	$10,515	$113,202	$351,445	$517,101

Investments, at Value*	$525,515	$11,757	$131,530	$363,980	$492,333
Investments in Affiliates, at Value	26,178	—	3,118	60,417	50,100

Total Investments	551,693	11,757	134,648	424,397	542,433

Dividends Receivable	858	31	61	117	702
Receivable for Capital Shares Issued	1,836	—	778	487	643
Receivable for Investment Securities Sold	8,579	1,964	979	1,674	26,079
Prepaid Expenses	16	23	21	20	22

Total Assets	562,982	13,775	136,487	426,695	569,879

Liabilities:
Payable for Investment Securities Purchased	15,302	1,947	1,414	576	27,502
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $1,616, $—, $— and $—, respectively)	—	1,584	—	—	—
Payable for Capital Shares Redeemed	849	—	895	1,698	1,167
Payable Upon Return of Securities Loaned	3,814	—	—	56,102	41,823
Dividends Payable for Securities Sold Short	—	3	—	—	—
Investment Advisory Fees Payable	430	7	93	344	455
Administration, Fund Accounting and Transfer Agency Fees Payable	14	2	7	18	16
Compliance Services Fees Payable	4	—	1	4	5
Distribution and Service Fees Payable	4	—	15	9	13
Custodian Fees Payable	6	8	2	11	5
Trustee Fees Payable	4	—	1	4	4
Accrued Expenses	21	—	9	29	34

Total Liabilities	20,448	3,551	2,437	58,795	71,024

Net Assets	$542,534	$10,224	$134,050	$367,900	$498,855

Net Assets Consist of:
Capital	$542,683	$10,834	$194,348	$436,605	$551,397
Accumulated Net Investment Income (Loss)	200	16	(33)	(1,250)	343
Accumulated Net Realized Gain (Loss) from Investment Transactions	(69,342)	(1,900)	(81,711)	(140,407)	(78,217)
Net Unrealized Appreciation/Depreciation on Investments	68,993	1,274	21,446	72,952	25,332

Net Assets	$542,534	$10,224	$134,050	$367,900	$498,855

Net Assets:
I Shares	$532,551	$10,093	$115,378	$348,791	$479,124
A Shares#	6,656	131	216	10,663	4,824
C Shares#	3,327	—	18,456	8,446	14,907
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	55,927	1,617	4,578	29,712	46,443
A Shares#	702	21	9	959	474
C Shares#	353	—	806	868	1,522
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$9.52	$6.24	$25.21	$11.74	$10.32
A Shares	9.48	6.24	24.96	11.12	10.18
C Shares(b)	9.41	N/A	22.89	9.73	9.80
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.52	$6.24	$25.21	$11.74	$10.32
A Shares	10.06	6.62	26.48	11.80	10.80
C Shares	9.41	N/A	22.89	9.73	9.80
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $3,700, $—, $—, $53,316 and $40,821, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Real Estate 130/30 Fund and C Shares were no longer offered.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

60

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

		Aggressive
		Growth	Conservative	Growth	Moderate
	U.S. Equity	Allocation	Allocation	Allocation	Allocation
	130/30 Fund	Strategy*	Strategy*	Strategy*	Strategy*

Assets:
Total Investments, at Cost	$10,531	$25,876	$10,833	$64,957	$144,874

Investments, at Value	$10,907	$640	$398	$1,930	$4,849
Investments in Affiliates, at Value	—	24,811	11,157	64,573	144,437

Total Investments	10,907	25,451	11,555	66,503	149,286

Dividends Receivable	8	—	18	39	166
Receivable for Capital Shares Issued	—	8	7	20	65
Receivable for Investment Securities Sold	667	—	—	—	—
Prepaid Expenses	23	6	9	9	22

Total Assets	11,605	25,465	11,589	66,571	149,539

Liabilities:
Payable for Fund Overdraft	1	—	—	—	—
Payable for Capital Shares Redeemed	—	3	2	9	80
Payable for Investment Securities Purchased	674	—	—	—	—
Payable for Investment Securities Sold Short, at Value (Proceeds $2,402 , $—, $—, $— and $—, respectively)	2,477	—	—	—	—
Investment Advisory Fees Payable	4	1	—	5	12
Administration, Fund Accounting and Transfer Agency Fees Payable	2	2	1	4	8
Compliance Services Fees Payable	—	—	—	1	2
Distribution and Service Fees Payable	—	3	5	9	17
Custodian Fees Payable	6	2	2	2	2
Trustee Fees Payable	—	—	—	1	2
Accrued Expenses	—	3	2	10	21

Total Liabilities	3,164	14	12	41	144

Net Assets	$8,441	$25,451	$11,577	$66,530	$149,395

Net Assets Consist of:
Capital	$9,209	$28,216	$11,349	$70,404	$153,556
Accumulated Net Investment Income (Loss)	1	(1)	5	5	34
Accumulated Net Realized Gain (Loss) from Investment Transactions	(1,070)	(2,339)	(499)	(5,425)	(8,607)
Net Unrealized Appreciation/Depreciation on Investments	301	(425)	722	1,546	4,412

Net Assets	$8,441	$25,451	$11,577	$66,530	$149,395

Net Assets:
I Shares	$8,441	$19,656	$4,789	$50,756	$121,670
A Shares#	—	2,008	762	3,573	6,707
B Shares	—	2,389	2,695	8,841	6,452
C Shares#	—	1,398	3,331	3,360	14,566
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	1,100	2,892	430	5,704	13,022
A Shares#	—	297	68	401	720
B Shares	—	361	242	998	694
C Shares#	—	209	301	382	1,569
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$7.68	$6.79	$11.12	$8.90	$9.34
A Shares	—	6.76	11.12	8.88	9.33
B Shares(b)	N/A	6.62	11.11	8.86	9.28
C Shares(b)	N/A	6.70	11.07	8.79	9.28
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$7.68	$6.79	$11.12	$8.90	$9.34
A Shares	—	7.17	11.67	9.42	9.90
B Shares	N/A	6.62	11.11	8.86	9.28
C Shares	N/A	6.70	11.07	8.79	9.28
Maximum Sales Charge — A Shares	5.75%	5.75%	4.75%	5.75%	5.75%

*	Effective August 1, 2009, the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund and Life Vision Moderate Growth Fund changed their names to the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the U.S. Equity 130/30 Fund and C Shares were no longer offered.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

61

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

	Aggressive	Emerging	International		International
	Growth Stock	Growth Stock	Equity 130/30	International	Equity
	Fund	Fund	Fund	Equity Fund	Index Fund

Investment Income:
Interest Income	$—	$—	$—	$—	$1
Dividend Income	279	118	3,118	4,423	21,918
Dividend Income from Affiliated Investment Companies	3	2	—	—	—
Net Income from Securities Lending	26	44	—	197	1,452
Less: Foreign Taxes Withheld	—	—	(259)	(424)	(2,527)

Total Investment Income	308	164	2,859	4,196	20,844

Expenses:
Investment Advisory Fees	670	419	602	1,310	2,317
Administration, Fund Accounting and Transfer Agency Fees	20	11	41	62	175
Compliance Services Fees	2	1	2	5	13
Distribution and Service Fees — A Shares	2	—	—	9	6
Distribution and Service Fees — C Shares#	5	—	—	10	8
Shareholder Servicing Fees — I Shares	—	—	—	—	10
Dividend Expense on Securities Sold Short	—	—	884	—	—
Custodian Fees	7	4	64	120	332
Registration Fees	14	11	13	15	15
Trustee Fees	2	1	2	5	12
Other Fees	16	6	8	36	61

Total Expenses	738	453	1,616	1,572	2,949
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	(9)	(120)	(1)
Less: Administration Fees Waived	(1)	—	—	(12)	(4)

Net Expenses	737	453	1,607	1,440	2,944

Net Investment Income (Loss)	(429)	(289)	1,252	2,756	17,900

Net Realized and Unrealized Gain (Loss) on Investment and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	(14,099)	(13,495)	34,446	(2,375)	(18,509)
Securities Sold Short	—	—	(6,915)	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currencies	64,366	45,113	19,220	105,975	375,307
Securities Sold Short	—	—	(3,665)	—	—

Net Realized and Unrealized Gain (Loss) on Investment and Foreign Currencies	50,267	31,618	43,086	103,600	356,798

Change in Net Assets from Operations	$49,838	$31,329	$44,338	$106,356	$374,698

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund and the International Equity Index Fund and C Shares were no longer offered. The amounts disclosed above for the C Shares are the expenses incurred prior to the conversion.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

62

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap	Large Cap	Large Cap	Mid-Cap
	Core Equity	Growth Stock	Quantitative	Value Equity	Core Equity
	Fund	Fund	Equity Fund	Fund	Fund

Investment Income:
Dividend Income	$4,393	$3,466	$394	$16,789	$776
Dividend Income from Affiliated Investment Companies	25	11	—	76	4
Net Income from Securities Lending	21	95	—	102	69

Total Investment Income	4,439	3,572	394	16,967	849

Expenses:
Investment Advisory Fees	1,946	2,684	165	4,800	465
Administration, Fund Accounting and Transfer Agency Fees	80	97	8	178	16
Compliance Services Fees	6	8	1	16	1
Distribution and Service Fees — A Shares	25	60	1	42	6
Distribution and Service Fees — C Shares#	123	79	1	89	19
Custodian Fees	9	9	17	14	4
Registration Fees	18	16	12	18	15
Trustee Fees	7	8	1	16	1
Other Fees	48	49	5	81	6

Total Expenses	2,262	3,010	211	5,254	533
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(41)	(72)	(20)	—	—
Less: Administration Fees Waived	(20)	(28)	(1)	(6)	—

Net Expenses	2,201	2,910	190	5,248	533

Net Investment Income (Loss)	2,238	662	204	11,719	316

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions	(5,165)	(10,307)	6,841	(17,929)	(3,487)
Net Change in Unrealized Appreciation/Depreciation on Investments	128,838	152,978	4,857	347,151	33,422

Net Realized and Unrealized Gain (Loss) on Investments	123,673	142,671	11,698	329,222	29,935

Change in Net Assets from Operations	$125,911	$143,333	$11,902	$340,941	$30,251

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Large Cap Quantitative Equity Fund and C Shares were no longer offered. The amounts disclosed above for the C Shares are the expenses incurred prior to the conversion.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

63

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

	Mid-Cap		Select Large	Small Cap	Small Cap
	Value Equity	Real Estate	Cap Growth	Growth Stock	Value Equity
	Fund	130/30 Fund	Stock Fund	Fund	Fund

Investment Income:
Dividend Income	$5,214	$214	$718	$479	$4,737
Dividend Income from Affiliated Investment Companies	27	—	7	4	27
Net Income from Securities Lending	44	—	11	377	281
Less: Foreign Taxes Withheld	—	—	—	—	(47)

Total Investment Income	5,285	214	736	860	4,998

Expenses:
Investment Advisory Fees	2,014	41	523	1,934	2,417
Administration, Fund Accounting and Transfer Agency Fees	57	3	24	57	64
Compliance Services Fees	4	—	2	4	6
Distribution and Service Fees — A Shares	6	—	—	14	5
Distribution and Service Fees — C Shares#	13	—	86	38	65
Dividend Expense on Securities Sold Short	—	56	—	—	—
Custodian Fees	7	9	3	11	7
Registration Fees	17	12	14	17	18
Trustee Fees	4	—	2	4	6
Other Fees	22	2	13	29	41

Total Expenses	2,144	123	667	2,108	2,629
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(19)	—	—	(1)
Less: Administration Fees Waived	(2)	—	(1)	(2)	(2)

Net Expenses	2,142	104	666	2,106	2,626

Net Investment Income (Loss)	3,143	110	70	(1,246)	2,372

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	45,068	1,505	(4,138)	(714)	19,524
Securities Sold Short	—	(883)	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	103,163	1,889	33,766	108,112	106,995
Securities Sold Short	—	(22)	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	148,231	2,489	29,628	107,398	126,519

Change in Net Assets from Operations	$151,374	$2,599	$29,698	$106,152	$128,891

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Real Estate 130/30 Fund and C Shares were no longer offered. The amounts disclosed above for the C Shares are the expenses incurred prior to the conversion.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

64

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

		Aggressive
		Growth	Conservative	Growth	Moderate
	U.S. Equity	Allocation	Allocation	Allocation	Allocation
	130/30 Fund	Strategy*	Strategy*	Strategy*	Strategy*

Investment Income:
Dividend Income	$66	$3	$3	$8	$28
Dividend Income from Affiliated Investment Companies	—	96	152	507	1,648

Total Investment Income	66	99	155	515	1,676

Expenses:
Investment Advisory Fees	27	11	5	30	71
Administration, Fund Accounting and Transfer Agency Fees	4	5	3	12	27
Compliance Services Fees	—	—	—	1	2
Distribution and Service Fees — A Shares	—	3	1	5	9
Distribution and Service Fees — B Shares	—	8	11	32	24
Distribution and Service Fees — C Shares#	—	6	14	16	68
Dividend Expense on Securities Sold Short	14	—	—	—	—
Custodian Fees	6	3	3	3	3
Registration Fees	12	5	5	5	14
Trustee Fees	—	—	—	1	2
Other Fees	—	4	3	11	25

Total Expenses	63	45	45	116	245
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(18)	(6)	(8)	(4)	(4)
Less: Administration Fees Waived	—	(1)	(1)	(1)	(1)

Net Expenses	45	38	36	111	240

Net Investment Income (Loss)	21	61	119	404	1,436

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions**	1,130	(592)	25	(2,625)	(2,855)
Securities Sold Short	(271)	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments**	588	6,890	1,282	16,743	28,882
Securities Sold Short	(53)	—	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	1,394	6,298	1,307	14,118	26,027

Change in Net Assets from Operations	$1,415	$6,359	$1,426	$14,522	$27,463

*	Effective August 1, 2009 the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund and Life Vision Moderate Growth Fund changed their names to the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy, respectively

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the U.S. Equity 130/30 Fund and C Shares were no longer offered. The amounts disclosed above for the C Shares are the expenses incurred prior to the conversion.

**	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

65

STATEMENTS OF CASH FLOWS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2009
(Unaudited)

	International
	Equity	Real Estate	U.S. Equity
	130/30 Fund	130/30 Fund	130/30 Fund

Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,338	$2,599	$1,415
Adjustments to Reconcile Net Increase in Net Assets resulting from Operations to Net Cash Used in Operating Activities:
Purchases of Investment Securities	(492,047)	(48,697)	(27,616)
Proceeds from Investment Securities Sold	486,111	46,230	22,679
Purchases to Cover Securities Sold Short	(141,891)	(15,245)	(6,406)
Proceeds from Securities Sold Short	144,737	14,559	7,582
Net Realized (Gain)/Loss from Investments and Foreign Currency Transactions	(27,531)	(622)	(859)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	(15,555)	(1,867)	(535)
Change in Assets and Liabilities:
Decrease (Increase) in Assets:
Foreign Currency	(182)	—	—
Interest and Dividends Receivable	(67)	16	(2)
Reclaims Receivable	(29)	—	—
Receivable for Investment Securities Sold	(8,152)	(1,658)	(667)
Receivable from Adviser	—	—	1
Receivable for Capital Shares Issued	(78)	—	—
Prepaid Expenses	(1)	(1)	(1)
(Decrease) Increase in Liabilities:
Payable for Foreign Currency	588	—	—
Payable for Investment Securities Purchased	8,859	1,624	674
Dividends Payable for Securities Sold Short	24	(2)	—
Payable for Capital Shares Redeemed	131	—	—
Investment Advisory Fees Payable	41	6	4
Administration, Fund Accounting and Transfer Agent Fees Payable	10	2	1
Custodian Fees Payable	32	7	4
Accrued Expenses	(10)	(7)	(7)

Net Cash Used in Operating Activities	(672)	(3,056)	(3,733)

Cash Flows from Financing Activities:
Proceeds from Shares Issued	25,028	3,793	3,798
Cost of Shares Redeemed	(24,356)	(703)	(66)
Dividends and Distributions to Shareholders	—	(34)	—
Payable for Fund Overdraft	—	—	1

Net Cash Provided by Financing Activities	672	3,056	3,733

Net Increase in Cash	—	—	—
Cash at beginning of period	—	—	—

Cash at end of period	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

Non-cash financing activities not included herein consists of reinvestments of dividends of $—, $60 and $23 for International 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, respectively.

See Notes to Financial Statements.

66

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International Equity
	Stock Fund		Stock Fund		130/30 Fund		International Equity Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(429)	$(1,798)	$(289)	$(704)	$1,252	$595	$2,756	$19,791
Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	(14,099)	(39,836)	(13,495)	(31,321)	27,531	(56,752)	(2,375)	(339,550)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	64,366	(52,815)	45,113	(20,743)	15,555	(13,475)	105,975	(154,998)

Change in Net Assets from Operations	49,838	(94,449)	31,329	(52,768)	44,338	(69,632)	106,356	(474,757)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	—	—	(350)	—	(16,480)
A Shares*#	—	—	—	—	—	—	—	(132)
C Shares*#	—	—	—	—	—	—	—	(51)
Net Realized Gains:
I Shares	—	(4,869)	—	(3,009)	—	—	—	(14,078)
A Shares*#	—	(12)	—	(11)	—	—	—	(135)
C Shares*#	—	(38)	—	(2)	—	—	—	(87)

Total Dividends and Distributions	—	(4,919)	—	(3,022)	—	(350)	—	(30,963)

Change in Net Assets from Capital Transactions	(94,847)	(57,007)	(11,936)	4,558	672	135,174	(46,866)	(411,014)

Change in Net Assets	(45,009)	(156,375)	19,393	(51,232)	45,010	65,192	59,490	(916,734)

Net Assets:
Beginning of Period	153,720	310,095	66,196	117,428	69,535	4,343	191,788	1,108,522

End of Period	$108,711	$153,720	$85,589	$66,196	$114,545	$69,535	$251,278	$191,788

Accumulated Net Investment Income (Loss), End of Period	$(430)	$(1)	$(293)	$(4)	$1,302	$50	$4,223	$1,467

*	Commencement of Operations was 07/02/08 and 08/21/08 for the International Equity 130/30 Fund A Shares and C Shares, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund and International Equity Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

67

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International Equity
	Stock Fund		Stock Fund		130/30 Fund		International Equity Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$11,952	$53,115	$14,489	$42,280	$25,026	$152,857	$5,929	$118,540
Dividends Reinvested	—	2,447	—	953	—	35	—	12,140
Cost of Shares Redeemed	(106,703)	(111,911)	(26,444)	(38,361)	(24,339)	(17,740)	(52,126)	(537,071)

Change in Net Assets from I Shares	(94,751)	(56,349)	(11,955)	4,872	687	135,152	(46,197)	(406,391)

A Shares*#:
Proceeds from Shares Issued	1,699	72	97	23	2	34	3,330	395
Dividends Reinvested	—	10	—	10	—	—	—	233
Cost of Shares Redeemed	(88)	(330)	(21)	(321)	(15)	(15)	(603)	(4,055)

Change in Net Assets from A Shares	1,611	(248)	76	(288)	(13)	19	2,727	(3,427)

C Shares*#:
Proceeds from Shares Issued	4	24	1	—	—	3	11	120
Dividends Reinvested	—	35	—	1	—	—	—	135
Cost of Shares Redeemed	(1,711)	(469)	(58)	(27)	(2)	—	(3,407)	(1,451)

Change in Net Assets from C Shares	(1,707)	(410)	(57)	(26)	(2)	3	(3,396)	(1,196)

Change in Net Assets from Capital Transactions	$(94,847)	$(57,007)	$(11,936)	$4,558	$672	$135,174	$(46,866)	$(411,014)

Share Transactions:
I Shares:
Issued	1,261	5,055	1,727	4,697	4,378	20,197	674	10,294
Reinvested	—	329	—	152	—	8	—	1,677
Redeemed	(11,595)	(11,216)	(3,283)	(5,105)	(4,307)	(3,653)	(6,286)	(61,938)

Change in I Shares	(10,334)	(5,832)	(1,556)	(256)	71	16,552	(5,612)	(49,967)

A Shares*#:
Issued	166	10	11	2	—	4	361	37
Reinvested	—	1	—	2	—	—	—	33
Redeemed	(8)	(31)	(2)	(38)	(2)	(2)	(70)	(406)

Change in A Shares	158	(20)	9	(34)	(2)	2	291	(336)

C Shares*#:
Issued	—	2	—	—	—	—	1	13
Reinvested	—	5	—	—	—	—	—	20
Redeemed	(174)	(49)	(7)	(2)	—	—	(398)	(159)

Change in C Shares	(174)	(42)	(7)	(2)	—	—	(397)	(126)

Change in Shares	(10,350)	(5,894)	(1,554)	(292)	69	16,554	(5,718)	(50,429)

*	Commencement of Operations was 07/02/08 and 08/21/08 for the International Equity 130/30 Fund A Shares and C Shares, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund and International Equity Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

68

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	International Equity		Large Cap Core		Large Cap Growth		Large Cap Quantitative
	Index Fund		Equity Fund		Stock Fund		Equity Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$17,900	$28,190	$2,238	$11,713	$662	$2,621	$204	$875
Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	(18,509)	(66,455)	(5,165)	(249,651)	(10,307)	(83,514)	6,841	(30,101)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	375,307	(434,336)	128,838	(170,157)	152,978	(116,311)	4,857	244

Change in Net Assets from Operations	374,698	(472,601)	125,911	(408,095)	143,333	(197,204)	11,902	(28,982)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(28,597)	(2,118)	(11,052)	(636)	(2,391)	(238)	(828)
A Shares#	—	(166)	(77)	(325)	(20)	(109)	(2)	(3)
C Shares#	—	(149)	(27)	(189)	—	(21)	(2)	(2)
Net Realized Gains:
I Shares	—	—	—	—	—	(3,045)	—	—
A Shares#	—	—	—	—	—	(282)	—	—
C Shares#	—	—	—	—	—	(124)	—	—

Total Dividends and Distributions	—	(28,912)	(2,222)	(11,566)	(656)	(5,972)	(242)	(833)

Change in Net Assets from Capital Transactions	1,436	262,410	(44,237)	(502,124)	(39,399)	(35,348)	(37,976)	(156,013)

Change in Net Assets	376,134	(239,103)	79,452	(921,785)	103,278	(238,524)	(26,316)	(185,828)

Net Assets:
Beginning of Period	731,634	970,737	399,863	1,321,648	488,833	727,357	51,902	237,730

End of Period	$1,107,768	$731,634	$479,315	$399,863	$592,111	$488,833	$25,586	$51,902

Accumulated Net Investment Income (Loss), End of Period	$18,893	$993	$156	$140	$101	$95	$1	$39

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the International Equity Index Fund and Large Cap Quantitative Equity Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

69

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	International Equity		Large Cap Core		Large Cap Growth		Large Cap Quantitative
	Index Fund		Equity Fund		Stock Fund		Equity Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$167,824	$529,140	$51,401	$157,702	$49,284	$211,667	$344	$11,973
Dividends Reinvested	—	17,665	1,049	4,476	235	2,644	141	534
Cost of Shares Redeemed	(165,895)	(282,555)	(93,502)	(648,003)	(85,257)	(233,668)	(38,281)	(167,787)

Change in Net Assets from I Shares	1,929	264,250	(41,052)	(485,825)	(35,738)	(19,357)	(37,796)	(155,280)

A Shares#:
Proceeds from Shares Issued	2,821	399	266	639	531	1,115	317	—
Dividends Reinvested	—	130	69	290	19	378	2	3
Cost of Shares Redeemed	(410)	(1,189)	(1,785)	(7,405)	(3,275)	(11,919)	(83)	(369)

Change in Net Assets from A Shares	2,411	(660)	(1,450)	(6,476)	(2,725)	(10,426)	236	(366)

C Shares#:
Proceeds from Shares Issued	95	428	122	288	48	262	—	9
Dividends Reinvested	—	142	25	179	—	140	2	2
Cost of Shares Redeemed	(2,999)	(1,750)	(1,882)	(10,290)	(984)	(5,967)	(418)	(378)

Change in Net Assets from C Shares	(2,904)	(1,180)	(1,735)	(9,823)	(936)	(5,565)	(416)	(367)

Change in Net Assets from Capital Transactions	$1,436	$262,410	$(44,237)	$(502,124)	$(39,399)	$(35,348)	$(37,976)	$(156,013)

Share Transactions:
I Shares:
Issued	15,431	50,092	4,943	12,910	6,487	29,088	43	1,124
Reinvested	—	1,756	96	416	31	390	17	60
Redeemed	(14,920)	(22,588)	(8,737)	(60,168)	(10,951)	(26,260)	(4,548)	(14,455)

Change in I Shares	511	29,260	(3,698)	(46,842)	(4,433)	3,218	(4,488)	(13,271)

A Shares#:
Issued	237	31	25	54	75	146	37	—
Reinvested	—	13	6	27	3	62	—	—
Redeemed	(35)	(96)	(166)	(636)	(459)	(1,546)	(9)	(35)

Change in A Shares	202	(52)	(135)	(555)	(381)	(1,338)	28	(35)

C Shares#:
Issued	9	39	12	24	8	34	—	1
Reinvested	—	15	2	19	—	26	—	—
Redeemed	(265)	(157)	(180)	(907)	(154)	(839)	(51)	(38)

Change in C Shares	(256)	(103)	(166)	(864)	(146)	(779)	(51)	(37)

Change in Shares	457	29,105	(3,999)	(48,261)	(4,960)	1,101	(4,511)	(13,343)

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the International Equity Index Fund and Large Cap Quantitative Equity Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

70

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Value		Mid-Cap Core		Mid-Cap Value		Real Estate
	Equity Fund		Equity Fund		Equity Fund		130/30 Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$11,719	$27,798	$316	$1,198	$3,143	$4,460	$110	$89
Net Realized Gain (Loss) from Investment Transactions	(17,929)	(350,018)	(3,487)	(22,234)	45,068	(87,838)	622	(3,026)
Net Change in Unrealized Appreciation/Depreciation on Investments	347,151	(142,544)	33,422	(41,706)	103,163	(13,072)	1,867	(722)

Change in Net Assets from Operations	340,941	(464,764)	30,251	(62,742)	151,374	(96,450)	2,599	(3,659)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(10,805)	(26,780)	(298)	(1,090)	(2,992)	(4,291)	(93)	(91)
A Shares*#	(212)	(747)	(10)	(40)	(26)	(58)	(1)	—
C Shares#	(77)	(309)	(1)	(20)	(7)	(18)	—	—
Tax Return of Capital:
I Shares	—	—	—	—	—	—	—	(23)
A Shares*#	—	—	—	—	—	—	—	—
C Shares#	—	—	—	—	—	—	—	—
Net Investment Income:
I Shares	—	—	—	(5,269)	—	—	—	(76)
A Shares*#	—	—	—	(287)	—	—	—	—
C Shares#	—	—	—	(262)	—	—	—	—

Total Dividends and Distributions	(11,094)	(27,836)	(309)	(6,968)	(3,025)	(4,367)	(94)	(190)

Change in Net Assets from Capital Transactions	(8,358)	555,783	(14,283)	(50,619)	158,289	66,912	3,150	3,245

Change in Net Assets	321,489	63,183	15,659	(120,329)	306,638	(33,905)	5,655	(604)

Net Assets:
Beginning of Period	1,038,403	975,220	81,136	201,465	235,896	269,801	4,569	5,173

End of Period	$1,359,892	$1,038,403	$96,795	$81,136	$542,534	$235,896	$10,224	$4,569

Accumulated Net Investment Income (Loss), End of Period	$819	$194	$9	$2	$200	$82	$16	$—

*	Commencement of Operations for Real Estate 130/30 A Shares was 05/21/09.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Real Estate 130/30 Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

71

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Value		Mid-Cap Core		Mid-Cap Value		Real Estate
	Equity Fund		Equity Fund		Equity Fund		130/30 Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$133,181	$754,480	$14,039	$15,260	$193,069	$141,200	$3,693	$3,054
Dividends Reinvested	5,417	13,952	203	4,962	1,092	1,982	59	188
Cost of Shares Redeemed	(144,628)	(200,154)	(28,016)	(67,839)	(38,393)	(71,913)	(700)	(2)

Change in Net Assets from I Shares	(6,030)	568,278	(13,774)	(47,617)	155,768	71,269	3,052	3,240

A Shares*#:
Proceeds from Shares Issued	744	1,097	132	169	3,010	919	100	—
Dividends Reinvested	201	711	10	307	25	52	1	—
Cost of Shares Redeemed	(2,291)	(9,725)	(409)	(2,156)	(906)	(4,308)	—	—

Change in Net Assets from A Shares	(1,346)	(7,917)	(267)	(1,680)	2,129	(3,337)	101	—

C Shares#:
Proceeds from Shares Issued	154	247	18	112	530	82	—	5
Dividends Reinvested	72	292	1	259	6	17	—	—
Cost of Shares Redeemed	(1,208)	(5,117)	(261)	(1,693)	(144)	(1,119)	(3)	—

Change in Net Assets from C Shares	(982)	(4,578)	(242)	(1,322)	392	(1,020)	(3)	5

Change in Net Assets from Capital Transactions	$(8,358)	$555,783	$(14,283)	$(50,619)	$158,289	$66,912	$3,150	$3,245

Share Transactions:
I Shares:
Issued	14,334	71,004	1,896	1,794	24,557	17,733	627	557
Reinvested	556	1,435	26	750	128	266	10	34
Redeemed	(14,920)	(20,239)	(3,660)	(7,116)	(4,557)	(9,143)	(114)	—

Change in I Shares	(30)	52,200	(1,738)	(4,572)	20,128	8,856	523	591

A Shares*#:
Issued	83	113	19	20	354	117	21	—
Reinvested	21	72	1	50	3	7	—	—
Redeemed	(246)	(974)	(57)	(267)	(108)	(486)	—	—

Change in A Shares	(142)	(789)	(37)	(197)	249	(362)	21	—

C Shares#:
Issued	16	24	3	17	65	10	—	1
Reinvested	8	31	—	47	1	3	—	—
Redeemed	(130)	(509)	(40)	(213)	(18)	(136)	(1)	—

Change in C Shares	(106)	(454)	(37)	(149)	48	(123)	(1)	1

Change in Shares	(278)	50,957	(1,812)	(4,918)	20,425	8,371	543	592

*	Commencement of Operations for Real Estate 130/30 A Shares was 05/21/09.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Real Estate 130/30 Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

72

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Select Large Cap Growth		Small Cap Growth		Small Cap Value
	Stock Fund		Stock Fund		Equity Fund		U.S. Equity 130/30 Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$70	$278	$(1,246)	$(1,467)	$2,372	$6,431	$21	$27
Net Realized Gain (Loss) from Investment Transactions	(4,138)	(14,703)	(714)	(114,186)	19,524	(95,887)	859	(1,676)
Net Change in Unrealized Appreciation/Depreciation on Investments	33,766	(22,976)	108,112	(68,531)	106,995	(48,980)	535	140

Change in Net Assets from Operations	29,698	(37,401)	106,152	(184,184)	128,891	(138,436)	1,415	(1,509)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(103)	(278)	—	—	(2,277)	(6,421)	(23)	(26)
A Shares#	—	—	—	—	(15)	(51)	—	—
C Shares#	—	—	—	—	(23)	(183)	—	—
Tax Return of Capital:
I Shares	—	(29)	—	—	—	—	—	—
A Shares#	—	—	—	—	—	—	—	—
C Shares#	—	—	—	—	—	—	—	—
Net Realized Gains:
I Shares	—	—	—	—	—	(6,363)	—	—
A Shares#	—	—	—	—	—	(58)	—	—
C Shares#	—	—	—	—	—	(261)	—	—

Total Dividends and Distributions	(103)	(307)	—	—	(2,315)	(13,337)	(23)	(26)

Change in Net Assets from Capital Transactions	(6,497)	24,804	(26,661)	(48,895)	42,803	(15,305)	3,755	448

Change in Net Assets	23,098	(12,904)	79,491	(233,079)	169,379	(167,078)	5,147	(1,087)

Net Assets:
Beginning of Period	110,952	123,856	288,409	521,488	329,476	496,554	3,294	4,381

End of Period	$134,050	$110,952	$367,900	$288,409	$498,855	$329,476	$8,441	$3,294

Accumulated Net Investment Income (Loss), End of Period	$(33)	$—	$(1,250)	$(4)	$343	$286	$1	$3

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the U.S. Equity 130/30 Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

73

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Select Large Cap Growth		Small Cap Growth		Small Cap Value
	Stock Fund		Stock Fund		Equity Fund		U.S. Equity 130/30 Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$15,571	$58,405	$34,850	$130,179	$76,795	$109,452	$3,798	$423
Dividends Reinvested	50	135	—	—	2,015	11,304	23	26
Cost of Shares Redeemed	(21,262)	(29,528)	(60,357)	(172,923)	(37,465)	(129,771)	(66)	(1)

Change in Net Assets from I Shares	(5,641)	29,012	(25,507)	(42,744)	41,345	(9,015)	3,755	448

A Shares#:
Proceeds from Shares Issued	24	371	309	537	1,735	306	—	—
Dividends Reinvested	—	—	—	—	9	81	—	—
Cost of Shares Redeemed	(35)	(544)	(964)	(3,477)	(133)	(1,646)	—	—

Change in Net Assets from A Shares	(11)	(173)	(655)	(2,940)	1,611	(1,259)	—	—

C Shares#:
Proceeds from Shares Issued	41	194	34	219	703	258	—	—
Dividends Reinvested	—	—	—	—	21	419	—	—
Cost of Shares Redeemed	(886)	(4,229)	(533)	(3,430)	(877)	(5,708)	—	—

Change in Net Assets from C Shares	(845)	(4,035)	(499)	(3,211)	(153)	(5,031)	—	—

Change in Net Assets from Capital Transactions	$(6,497)	$24,804	$(26,661)	$(48,895)	$42,803	$(15,305)	$3,755	$448

Share Transactions:
I Shares:
Issued	687	2,623	3,434	11,194	8,543	11,948	526	76
Reinvested	2	6	—	—	219	1,357	3	4
Redeemed	(950)	(1,205)	(5,824)	(15,349)	(4,079)	(13,557)	(10)	—

Change in I Shares	(261)	1,424	(2,390)	(4,155)	4,683	(252)	519	80

A Shares#:
Issued	1	13	32	49	188	35	—	—
Reinvested	—	—	—	—	1	10	—	—
Redeemed	(1)	(24)	(99)	(303)	(15)	(188)	—	—

Change in A Shares	—	(11)	(67)	(254)	174	(143)	—	—

C Shares#:
Issued	2	10	4	20	80	34	—	—
Reinvested	—	—	—	—	3	53	—	—
Redeemed	(43)	(187)	(61)	(354)	(101)	(635)	—	—

Change in C Shares	(41)	(177)	(57)	(334)	(18)	(548)	—	—

Change in Shares	(302)	1,236	(2,514)	(4,743)	4,839	(943)	519	80

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the U.S. Equity 130/30 Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

74

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth Allocation		Conservative Allocation		Growth Allocation		Moderate Allocation
	Strategy*		Strategy*		Strategy*		Strategy*
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$61	$298	$119	$369	$404	$1,614	$1,436	$4,417
Net Realized Gain (Loss) from Investment Transactions**	(592)	(835)	25	(356)	(2,625)	(1,049)	(2,855)	(2,262)
Capital Gain (Loss) Received from Investments in Affiliated Investment Companies	—	92	—	10	—	203	—	291
Net Change in Unrealized Appreciation/Depreciation on Investments**	6,890	(10,097)	1,282	(733)	16,743	(20,909)	28,882	(30,770)

Change in Net Assets from Operations	6,359	(10,542)	1,426	(710)	14,522	(20,141)	27,463	(28,324)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(56)	(307)	(63)	(214)	(351)	(1,496)	(1,342)	(4,363)
A Shares	(4)	(35)	(9)	(28)	(20)	(95)	(63)	(253)
B Shares	(2)	(30)	(29)	(157)	(34)	(225)	(48)	(246)
C Shares	—	(11)	(30)	(41)	(9)	(75)	(91)	(451)
Tax Return of Capital:
I Shares	—	(2)	—	—	—	—	—	—
A Shares	—	—	—	—	—	—	—	—
B Shares	—	—	—	—	—	—	—	—
C Shares	—	—	—	—	—	—	—	—
Net Realized Gains:
I Shares	—	(3,205)	—	(54)	—	(6,627)	—	(6,073)
A Shares	—	(446)	—	(8)	—	(458)	—	(388)
B Shares	—	(546)	—	(47)	—	(1,294)	—	(408)
C Shares	—	(256)	—	(10)	—	(501)	—	(830)

Total Dividends and Distributions	(62)	(4,838)	(131)	(559)	(414)	(10,771)	(1,544)	(13,012)

Change in Net Assets from Capital Transactions	940	(4,226)	895	(927)	(1,326)	(9,998)	(4,404)	(18,191)

Change in Net Assets	7,237	(19,606)	2,190	(2,196)	12,782	(40,910)	21,515	(59,527)

Net Assets:
Beginning of Period	18,214	37,820	9,387	11,583	53,748	94,658	127,880	187,407

End of Period	$25,451	$18,214	$11,577	$9,387	$66,530	$53,748	$149,395	$127,880

Accumulated Net Investment Income (Loss), End of Period	$(1)	$—	$5	$17	$5	$15	$34	$142

Amounts designated as “—” are $0 or have been rounded to $0.

*	Effective August 1, 2009, the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund and Life Vision Moderate Growth Fund changed their names to the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy, respectively.

**	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Allocation Strategy Funds are attributable to the underlying investments in affiliated investment companies.

See Notes to Financial Statements.

75

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth Allocation		Conservative Allocation		Growth Allocation		Moderate Allocation
	Strategy*		Strategy*		Strategy*		Strategy*
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$3,911	$4,221	$1,400	$1,245	$4,702	$9,748	$13,672	$25,338
Dividends Reinvested	54	3,393	61	262	348	8,108	1,282	10,135
Cost of Shares Redeemed	(2,426)	(11,697)	(965)	(2,303)	(5,419)	(24,373)	(17,999)	(47,452)

Change in Net Assets from I Shares	1,539	(4,083)	496	(796)	(369)	(6,517)	(3,045)	(11,979)

A Shares:
Proceeds from Shares Issued	39	107	231	168	178	99	247	354
Dividends Reinvested	4	470	6	23	19	535	60	605
Cost of Shares Redeemed	(458)	(296)	(139)	(197)	(144)	(1,241)	(606)	(1,633)

Change in Net Assets from A Shares	(415)	281	98	(6)	53	(607)	(299)	(674)

B Shares:
Proceeds from Shares Issued	—	—	—	119	—	74	—	72
Dividends Reinvested	2	570	28	188	32	1,430	46	622
Cost of Shares Redeemed	(152)	(1,170)	(751)	(1,663)	(826)	(3,438)	(787)	(2,907)

Change in Net Assets from B Shares	(150)	(600)	(723)	(1,356)	(794)	(1,934)	(741)	(2,213)

C Shares:
Proceeds from Shares Issued	51	235	1,146	1,453	23	138	544	762
Dividends Reinvested	—	267	11	38	9	554	87	1,225
Cost of Shares Redeemed	(85)	(326)	(133)	(260)	(248)	(1,632)	(950)	(5,312)

Change in Net Assets from C Shares	(34)	176	1,024	1,231	(216)	(940)	(319)	(3,325)

Change in Net Assets from Capital Transactions	$940	$(4,226)	$895	$(927)	$(1,326)	$(9,998)	$(4,404)	$(18,191)

Share Transactions:
I Shares:
Issued	626	562	130	119	582	1,109	1,591	2,867
Reinvested	9	619	6	25	42	1,078	145	1,214
Redeemed	(392)	(1,281)	(91)	(225)	(685)	(2,586)	(2,057)	(4,970)

Change in I Shares	243	(100)	45	(81)	(61)	(399)	(321)	(889)

A Shares:
Issued	7	15	21	15	21	10	29	38
Reinvested	1	87	1	2	2	70	7	73
Redeemed	(71)	(38)	(13)	(18)	(18)	(130)	(70)	(189)

Change in A Shares	(63)	64	9	(1)	5	(50)	(34)	(78)

B Shares:
Issued	—	—	—	10	—	7	—	7
Reinvested	—	108	3	18	4	192	5	75
Redeemed	(26)	(160)	(72)	(159)	(101)	(376)	(91)	(324)

Change in B Shares	(26)	(52)	(69)	(131)	(97)	(177)	(86)	(242)

C Shares:
Issued	8	28	110	148	3	13	63	84
Reinvested	—	50	1	4	1	75	10	148
Redeemed	(14)	(35)	(12)	(26)	(32)	(176)	(111)	(599)

Change in C Shares	(6)	43	99	126	(28)	(88)	(38)	(367)

Change in Shares	148	(45)	84	(87)	(181)	(714)	(479)	(1,576)

*	Effective August 1, 2009, the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund and Life Vision Moderate Growth Fund changed their names to the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

76

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Aggressive Growth Stock Fund(4)
I Shares
Six Months Ended September 30, 2009∧	$7.73	$(0.03)		$3.70	$3.67	$—	$—	$—	$11.40	47.48%	$106,332	1.20%	(0.70)%	1.20%	11%
Year Ended March 31, 2009	12.03	(0.09)		(3.99)	(4.08)	—	(0.22)	(0.22)	7.73	(33.89)	152,030	1.16	(0.72)	1.16	27
Year Ended March 31, 2008	12.64	(0.09	)(a)	(0.11)	(0.20)	—	(0.41)	(0.41)	12.03	(2.12)	306,709	1.16	(0.70)	1.16	59
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—	—	—	12.64	3.27	323,303	1.17	(0.79)	1.17	49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	—	—	—	12.24	23.77	254,412	1.19	(0.61)	1.23	30
Period Ended March 31, 2005	10.00	(0.06	)(a)	(0.05)	(0.11)	—	—	—	9.89	(1.10)	58,988	1.22	(0.79)	1.45	42
Period Ended May 31, 2004	10.00	(0.02	)(a)	0.02	—	—	—	—	10.00	0.00	20,501	1.22	(0.74)	1.61	2
A Shares
Six Months Ended September 30, 2009∧	7.61	(0.05)		3.65	3.60	—	—	—	11.21	47.31	2,379	1.51	(1.07)	1.51	11
Year Ended March 31, 2009	11.88	(0.12)		(3.93)	(4.05)	—	(0.22)	(0.22)	7.61	(34.06)	416	1.46	(1.01)	1.46	27
Year Ended March 31, 2008	12.53	(0.13	)(a)	(0.11)	(0.24)	—	(0.41)	(0.41)	11.88	(2.46)	893	1.46	(0.99)	1.46	59
Year Ended March 31, 2007	12.16	(0.12	)(a)	0.49	0.37	—	—	—	12.53	3.04	553	1.47	(1.10)	1.47	49
Year Ended March 31, 2006	9.84	(0.10	)(a)	2.42	2.32	—	—	—	12.16	23.58	331	1.50	(0.94)	1.55	30
Period Ended March 31, 2005	9.99	(0.09	)(a)	(0.06)	(0.15)	—	—	—	9.84	(1.50)	140	1.58	(1.14)	5.56	42
Period Ended May 31, 2004	10.00	(0.03	)(a)	0.02	(0.01)	—	—	—	9.99	(0.10)	49	1.65	(1.25)	11.29 (b)	2
Emerging Growth Stock Fund(4)
I Shares
Six Months Ended September 30, 2009∧	6.43	(0.03)		3.38	3.35	—	—	—	9.78	52.10	85,280	1.19	(0.76)	1.19	43
Year Ended March 31, 2009	11.08	(0.06	)(a)	(4.33)	(4.39)	—	(0.26)	(0.26)	6.43	(39.58)	66,005	1.17	(0.68)	1.17	71
Year Ended March 31, 2008	12.97	(0.10	)(a)	(0.41)	(0.51)	—	(1.38)	(1.38)	11.08	(6.29)	116,703	1.17	(0.71)	1.17	117
Year Ended March 31, 2007	12.83	(0.10	)(a)	0.24	0.14	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18	103
Year Ended March 31, 2006	9.38	(0.09	)(a)	3.54	3.45	—	—	—	12.83	36.78	48,369	1.20	(0.84)	1.24	107
Period Ended March 31, 2005	9.60	(0.08	)(a)	(0.14)	(0.22)	—	—	—	9.38	(2.29)	20,494	1.23	(1.03)	1.51	64
Period Ended May 31, 2004	10.00	(0.03	)(a)	(0.37)	(0.40)	—	—	—	9.60	(4.00)	12,891	1.22	(1.04)	1.69	11
A Shares
Six Months Ended September 30, 2009∧	6.31	(0.04)		3.32	3.28	—	—	—	9.59	51.98	309	1.49	(1.08)	1.49	43
Year Ended March 31, 2009	10.92	(0.09	)(a)	(4.26)	(4.35)	—	(0.26)	(0.26)	6.31	(39.80)	150	1.47	(1.00)	1.47	71
Year Ended March 31, 2008	12.83	(0.14	)(a)	(0.39)	(0.53)	—	(1.38)	(1.38)	10.92	(6.52)	632	1.47	(1.01)	1.47	117
Year Ended March 31, 2007	12.74	(0.14	)(a)	0.23	0.09	—	—	—	12.83	0.71	615	1.48	(1.16)	1.49	103
Year Ended March 31, 2006	9.34	(0.13	)(a)	3.53	3.40	—	—	—	12.74	36.30	227	1.51	(1.16)	1.55	107
Period Ended March 31, 2005	9.59	(0.11	)(a)	(0.14)	(0.25)	—	—	—	9.34	(2.61)	86	1.59	(1.40)	6.91	64
Period Ended May 31, 2004	10.00	(0.04	)(a)	(0.37)	(0.41)	—	—	—	9.59	(4.10)	39	1.65	(1.46)	13.36 (b)	11
International Equity 130/30 Fund(4)(5)
I Shares
Six Months Ended September 30, 2009∧	4.08	0.04		2.57	2.61	—	—	—	6.69	63.97	114,542	3.33	2.59	3.35	353
Year Ended March 31, 2009	8.69	0.04	(a)	(4.63)	(4.59)	(0.02)	—	(0.02)	4.08	(52.80)	69,523	2.82	0.77	2.87	491
Period Ended March 31, 2008	10.00	(0.01)		(1.30)	(1.31)	—	—	—	8.69	(13.10)	4,343	3.29	(0.58)	7.38 (b)	120
A Shares
Six Months Ended September 30, 2009∧	4.08	—		2.60	2.60	—	—	—	6.68	63.73	3	3.91	3.12	3.94	353
Period Ended March 31, 2009	8.09	—	(a)	(4.00)	(4.00)	(0.01)	—	(0.01)	4.08	(49.40)	10	3.13	(0.12)	3.17	491

See Notes to Financial Highlights and Notes to Financial Statements.

77

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
International Equity Fund
I Shares
Six Months Ended September 30, 2009∧	$6.38	$0.12		$3.81	$3.93	$—	$—	$—	$10.31	61.60%	$242,531	1.25%	2.43%	1.36%	46%
Year Ended March 31, 2009	13.77	0.35		(7.28)	(6.93)	(0.25)	(0.21)	(0.46)	6.38	(50.68)	185,862	1.24	2.93	1.25	193
Year Ended March 31, 2008	16.83	0.34	(a)	(0.76)	(0.42)	(0.34)	(2.30)	(2.64)	13.77	(4.16)	1,089,572	1.21	2.06	1.21	141
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)	—	(0.27)	16.83	18.21	1,165,510	1.22	1.31	1.22	81
Year Ended March 31, 2006	11.77	0.16		2.72	2.88	(0.16)	—	(0.16)	14.49	24.47 #	926,845	1.31	1.40	1.32	59
Period Ended March 31, 2005	10.15	0.06		1.67	1.73	(0.11)	—	(0.11)	11.77	17.09	480,731	1.38	0.85	1.38	39
Year Ended May 31, 2004	8.00	0.10	(a)	2.19	2.29	(0.14)	—	(0.14)	10.15	28.64	332,180	1.41	1.08	1.41	58
A Shares
Six Months Ended September 30, 2009∧	6.32	0.05		3.82	3.87	—	—	—	10.19	61.23	8,747	1.55	1.90	1.65	46
Year Ended March 31, 2009	13.61	0.33		(7.21)	(6.88)	(0.20)	(0.21)	(0.41)	6.32	(50.84)	3,580	1.54	2.71	1.54	193
Year Ended March 31, 2008	16.67	0.28	(a)	(0.74)	(0.46)	(0.30)	(2.30)	(2.60)	13.61	(4.45)	12,288	1.51	1.70	1.51	141
Year Ended March 31, 2007	14.34	0.16		2.40	2.56	(0.23)	—	(0.23)	16.67	18.00	14,277	1.52	1.05	1.52	81
Year Ended March 31, 2006	11.64	0.11		2.70	2.81	(0.11)	—	(0.11)	14.34	24.15 #	11,805	1.62	1.14	1.63	59
Period Ended March 31, 2005	10.03	0.01		1.67	1.68	(0.07)	—	(0.07)	11.64	16.78	8,480	1.72	0.47	1.75	39
Year Ended May 31, 2004	7.92	0.04	(a)	2.17	2.21	(0.10)	—	(0.10)	10.03	29.97	7,056	1.83	0.46	2.06	58
International Equity Index Fund
I Shares
Six Months Ended September 30, 2009∧	8.75	0.21		4.22	4.43	—	—	—	13.18	50.63	1,101,316	0.62	3.76	0.62	18
Year Ended March 31, 2009	17.82	0.60		(9.05)	(8.45)	(0.62)	—	(0.62)	8.75	(47.89)	726,931	0.61	3.63	0.61	47
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)	—	(0.49)	17.82	(2.03)	958,514	0.59	2.74	0.59	13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)	—	(0.36)	18.64	20.27	994,685	0.61	1.99	0.61	8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)	—	(0.21)	15.81	25.06 #	774,008	0.76	1.84	0.78	7
Period Ended March 31, 2005	11.11	0.08	(a)	1.88	1.96	(0.24)	—	(0.24)	12.83	17.68	517,993	0.97	0.81	1.06	21
Year Ended May 31, 2004	8.39	0.14	(a)	2.71	2.85	(0.13)	—	(0.13)	11.11	34.07	351,163	0.98	1.38	1.07	10
A Shares
Six Months Ended September 30, 2009∧	8.69	0.12		4.26	4.38	—	—	—	13.07	50.40	6,452	0.91	3.07	0.92	18
Year Ended March 31, 2009	17.67	0.52		(8.93)	(8.41)	(0.57)	—	(0.57)	8.69	(48.04)	2,533	0.91	3.48	0.91	47
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)	—	(0.44)	17.67	(2.29)	6,052	0.89	2.40	0.89	13
Year Ended March 31, 2007	15.66	0.28		2.84	3.12	(0.29)	—	(0.29)	18.49	20.03	5,921	0.91	1.69	0.91	8
Year Ended March 31, 2006	12.69	0.25		2.87	3.12	(0.15)	—	(0.15)	15.66	24.74 #	8,666	1.09	1.58	1.12	7
Period Ended March 31, 2005	10.93	0.04	(a)	1.84	1.88	(0.12)	—	(0.12)	12.69	17.22	7,600	1.36	0.38	1.45	21
Year Ended May 31, 2004	8.28	0.07	(a)	2.68	2.75	(0.10)	—	(0.10)	10.93	33.26	15,037	1.49	0.73	1.61	10

See Notes to Financial Highlights and Notes to Financial Statements.

78

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Core Equity Fund
I Shares
Six Months Ended September 30, 2009∧	$8.98	$0.06		$2.85	$2.91	$(0.06)		$—	$(0.06)		$11.83	32.40%	$431,764	0.90%	1.04%	0.92%	39%
Year Ended March 31, 2009	14.25	0.19		(5.28)	(5.09)	(0.18)		—	(0.18)		8.98	(35.88)	361,038	0.87	1.35	0.88	89
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21	)(c)	(1.73)	(1.94	)(c)	14.25	(10.32)	1,239,965	0.86	1.23	0.86	78
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)		(1.27)	(1.53)		17.79	12.51	1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)		(0.70)	(0.88)		17.20	12.76	1,396,362	0.90	1.15	0.90	55
Period Ended March 31, 2005	14.72	0.17		1.74	1.91	(0.18)		(0.38)	(0.56)		16.07	12.98	1,010,717	0.96	1.23	0.96	44
Year Ended May 31, 2004	12.21	0.14	(a)	2.50	2.64	(0.13)		—	(0.13)		14.72	21.76	782,665	1.00	1.03	1.00	51
A Shares
Six Months Ended September 30, 2009∧	9.08	0.04		2.88	2.92	(0.04)		—	(0.04)		11.96	32.23	21,102	1.15	0.79	1.17	39
Year Ended March 31, 2009	14.40	0.14		(5.31)	(5.17)	(0.15)		—	(0.15)		9.08	(36.02)	17,254	1.12	1.13	1.12	89
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17	)(c)	(1.73)	(1.90	)(c)	14.40	(10.60)	35,341	1.11	0.97	1.11	78
Year Ended March 31, 2007	17.36	0.20		1.89	2.09	(0.21)		(1.27)	(1.48)		17.97	12.25	46,878	1.10	1.19	1.10	58
Year Ended March 31, 2006	16.21	0.14		1.85	1.99	(0.14)		(0.70)	(0.84)		17.36	12.50	45,851	1.15	0.90	1.15	55
Period Ended March 31, 2005	14.83	0.14		1.77	1.91	(0.15)		(0.38)	(0.53)		16.21	12.86	44,743	1.18	0.97	1.23	44
Year Ended May 31, 2004	12.31	0.12	(a)	2.51	2.63	(0.11)		—	(0.11)		14.83	21.45	45,808	1.18	0.84	1.36	51
C Shares
Six Months Ended September 30, 2009∧	8.84	—		2.81	2.81	(0.01)		—	(0.01)		11.64	31.82	26.449	1.90	0.04	1.92	39
Year Ended March 31, 2009	14.03	0.05		(5.17)	(5.12)	(0.07)		—	(0.07)		8.84	(36.51)	21,571	1.87	0.38	1.87	89
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05	)(c)	(1.73)	(1.78	)(c)	14.03	(11.27)	46,342	1.86	0.23	1.86	78
Year Ended March 31, 2007	17.00	0.08		1.84	1.92	(0.09)		(1.27)	(1.36)		17.56	11.40	68,436	1.85	0.42	1.85	58
Year Ended March 31, 2006	15.89	0.02		1.81	1.83	(0.02)		(0.70)	(0.72)		17.00	11.69	78,348	1.90	0.15	1.90	55
Period Ended March 31, 2005	14.54	0.03		1.74	1.77	(0.04)		(0.38)	(0.42)		15.89	12.12	88,741	1.93	0.23	1.99	44
Year Ended May 31, 2004	12.08	0.01	(a)	2.47	2.48	(0.02)		—	(0.02)		14.54	20.58	97,899	1.93	0.09	2.17	51
Large Cap Growth Stock Fund
I Shares
Six Months Ended September 30, 2009∧	6.57	0.01		1.95	1.96	(0.01)		—	(0.01)		8.52	29.85	532,099	1.00	0.29	1.03	36
Year Ended March 31, 2009	9.95	0.04		(3.33)	(3.29)	(0.04)		(0.05)	(0.09)		6.57	(33.16)	439,356	0.99	0.54	1.03	85
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)		(3.40)	(3.45)		9.95	0.92	633,291	1.00	0.45	1.01	109
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)		(0.55)	(0.61)		12.86	5.08	1,105,504	0.98	0.48	0.98	79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)		(0.26)	(0.28)		12.83	7.33	1,296,236	1.06	0.22	1.07	74
Period Ended March 31, 2005	12.33	0.03	(a)	0.07	0.10	(0.03)		(0.18)	(0.21)		12.22	0.76	1,493,213	1.19	0.31	1.21	72
Year Ended May 31, 2004	11.02	(0.03	)(a)	1.34	1.31	—		—	—		12.33	11.89	1,248,636	1.23	(0.25)	1.24	106
A Shares
Six Months Ended September 30, 2009∧	6.11	—		1.81	1.81	—		—	—		7.92	29.69	42,901	1.29	(0.01)	1.33	36
Year Ended March 31, 2009	9.27	0.02		(3.11)	(3.09)	(0.02)		(0.05)	(0.07)		6.11	(33.40)	35,431	1.30	0.19	1.33	85
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)		(3.40)	(3.43)		9.27	0.68	66,115	1.30	0.16	1.31	109
Year Ended March 31, 2007	12.20	0.02	(a)	0.56	0.58	(0.04)		(0.55)	(0.59)		12.19	4.69	80,848	1.28	0.18	1.28	79
Year Ended March 31, 2006	11.66	(0.03	)(a)	0.83	0.80	—		(0.26)	(0.26)		12.20	6.97	104,733	1.50	(0.22)	1.50	74
Period Ended March 31, 2005	11.82	(0.04	)(a)	0.06	0.02	—		(0.18)	(0.18)		11.66	0.15	126,895	1.86	(0.38)	1.90	72
Year Ended May 31, 2004	10.63	(0.10	)(a)	1.29	1.19	—		—	—		11.82	11.19	145,883	1.88	(0.91)	2.00	106
C Shares
Six Months Ended September 30, 2009∧	5.49	(0.02)		1.62	1.60	—		—	—		7.09	29.14	17,111	1.99	(0.71)	2.03	36
Year Ended March 31, 2009	8.37	(0.04)		(2.78)	(2.82)	(0.01)		(0.05)	(0.06)		5.49	(33.77)	14,046	2.00	(0.52)	2.03	85
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)		(3.40)	(3.41)		8.37	(0.08)	27,949	2.00	(0.54)	2.01	109
Year Ended March 31, 2007	11.46	(0.06	)(a)	0.52	0.46	(0.01)		(0.55)	(0.56)		11.36	3.96	37,356	1.98	(0.52)	1.98	79
Year Ended March 31, 2006	11.04	(0.09	)(a)	0.77	0.68	—		(0.26)	(0.26)		11.46	6.27	51,883	2.07	(0.79)	2.08	74
Period Ended March 31, 2005	11.22	(0.07	)(a)	0.07	—	—		(0.18)	(0.18)		11.04	(0.02)	75,786	2.21	(0.74)	2.24	72
Year Ended May 31, 2004	10.15	(0.15	)(a)	1.22	1.07	—		—	—		11.22	10.54	100,472	2.35	(1.38)	2.43	106

See Notes to Financial Highlights and Notes to Financial Statements.

79

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Quantitative Equity Fund(4)
I Shares
Six Months Ended September 30, 2009∧	$7.22	$0.06		$2.33	$2.39	$(0.07)		$—	$(0.07)		$9.54	33.25%	$24,971	0.97%	1.07%	1.08%	303%
Year Ended March 31, 2009	11.58	0.11		(4.37)	(4.26)	(0.10)		—	(0.10)		7.22	(36.93)	51,282	0.95	0.94	0.97	500
Year Ended March 31, 2008	14.08	0.09	(a)	(0.85)	(0.76)	(0.09	)(c)	(1.65)	(1.74	)(c)	11.58	(6.68)	235,925	0.92	0.63	0.92	399
Year Ended March 31, 2007	13.75	0.07	(a)	0.69	0.76	(0.06)		(0.37)	(0.43)		14.08	5.63	309,126	0.92	0.48	0.92	450
Year Ended March 31, 2006	13.25	0.01	(a)	1.55	1.56	—		(1.06)	(1.06)		13.75	12.17	284,727	0.99	0.07	1.02	432
Period Ended March 31, 2005	12.08	(0.02	)(a)	1.91	1.89	—		(0.72)	(0.72)		13.25	15.84	93,204	1.11	(0.19)	1.26	346
Period Ended May 31, 2004	10.00	(0.02	)(a)	2.35	2.33	—		(0.25)	(0.25)		12.08	23.43	66,812	1.13	(0.22)	1.33	344
A Shares
Six Months Ended September 30, 2009∧	7.15	0.04		2.32	2.36	(0.06)		—	(0.06)		9.45	33.16	615	1.23	0.64	1.37	303
Year Ended March 31, 2009	11.47	0.08		(4.32)	(4.24)	(0.08)		—	(0.08)		7.15	(37.10)	268	1.21	0.69	1.22	500
Year Ended March 31, 2008	13.97	0.05	(a)	(0.84)	(0.79)	(0.06	)(c)	(1.65)	(1.71	)(c)	11.47	(6.96)	830	1.17	0.37	1.17	399
Year Ended March 31, 2007	13.65	0.03	(a)	0.69	0.72	(0.03)		(0.37)	(0.40)		13.97	5.38	944	1.17	0.24	1.17	450
Year Ended March 31, 2006	13.18	(0.02	)(a)	1.55	1.53	—		(1.06)	(1.06)		13.65	11.90	1,181	1.23	(0.17)	1.27	432
Period Ended March 31, 2005	12.05	(0.05	)(a)	1.90	1.85	—		(0.72)	(0.72)		13.18	15.54	407	1.39	(0.47)	2.37	346
Period Ended May 31, 2004	11.35	(0.05	)(a)	1.00	0.95	—		(0.25)	(0.25)		12.05	8.48	155	1.55	(0.67)	10.70 (b)	344
Large Cap Value Equity Fund
I Shares
Six Months Ended September 30, 2009∧	7.99	0.09		2.49	2.58	(0.08)		—	(0.08)		10.49	32.43	1,310,255	0.82	1.89	0.82	55
Year Ended March 31, 2009	12.35	0.25		(4.36)	(4.11)	(0.25)		—	(0.25)		7.99	(33.65)	998,608	0.82	2.50	0.82	114
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)		(1.62)	(1.90)		12.35	(7.07)	898,491	0.83	1.93	0.83	116
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)		(0.57)	(0.80)		15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26	1.49	(0.23)		—	(0.23)		13.85	11.93	766,547	0.85	1.74	0.86	104
Period Ended March 31, 2005	11.47	0.15		1.15	1.30	(0.18)		—	(0.18)		12.59	11.42	792,677	0.86	1.52	0.86	87
Year Ended May 31, 2004	9.73	0.15	(a)	1.74	1.89	(0.15)		—	(0.15)		11.47	19.58	715,928	0.90	1.40	0.90	67
A Shares
Six Months Ended September 30, 2009∧	7.96	0.08		2.48	2.56	(0.07)		—	(0.07)		10.45	32.25	30,518	1.12	1.60	1.12	55
Year Ended March 31, 2009	12.30	0.24		(4.36)	(4.12)	(0.22)		—	(0.22)		7.96	(33.83)	24,385	1.12	2.17	1.12	114
Year Ended March 31, 2008	15.08	0.24		(1.16)	(0.92)	(0.24)		(1.62)	(1.86)		12.30	(7.37)	47,400	1.13	1.63	1.13	116
Year Ended March 31, 2007	13.82	0.19		1.83	2.02	(0.19)		(0.57)	(0.76)		15.08	14.81	62,390	1.13	1.32	1.13	95
Year Ended March 31, 2006	12.56	0.19		1.26	1.45	(0.19)		—	(0.19)		13.82	11.61	67,845	1.16	1.43	1.17	104
Period Ended March 31, 2005	11.43	0.11		1.16	1.27	(0.14)		—	(0.14)		12.56	11.18	75,462	1.20	1.18	1.20	87
Year Ended May 31, 2004	9.70	0.11	(a)	1.73	1.84	(0.11)		—	(0.11)		11.43	19.10	73,257	1.28	1.01	1.31	67
C Shares
Six Months Ended September 30, 2009∧	7.87	0.04		2.45	2.49	(0.04)		—	(0.04)		10.32	31.70	19,119	1.82	0.90	1.82	55
Year Ended March 31, 2009	12.16	0.16		(4.31)	(4.15)	(0.14)		—	(0.14)		7.87	(34.28)	15,410	1.82	1.46	1.82	114
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)		(1.62)	(1.76)		12.16	(7.93)	29,329	1.83	0.92	1.83	116
Year Ended March 31, 2007	13.68	0.09		1.81	1.90	(0.09)		(0.57)	(0.66)		14.92	14.04	40,223	1.83	0.62	1.83	95
Year Ended March 31, 2006	12.43	0.09		1.25	1.34	(0.09)		—	(0.09)		13.68	10.86	44,257	1.85	0.74	1.86	104
Period Ended March 31, 2005	11.31	0.03		1.15	1.18	(0.06)		—	(0.06)		12.43	10.46	53,147	1.88	0.49	1.89	87
Year Ended May 31, 2004	9.60	0.03	(a)	1.72	1.75	(0.04)		—	(0.04)		11.31	18.27	57,403	2.02	0.27	2.07	67

See Notes to Financial Highlights and Notes to Financial Statements.

80

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																	Ratio of
																Ratio of	Expenses to
															Ratio	Net	Average Net
				Net											of	Investment	Assets
				Realized											Net	Income	(Excluding
				and				Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from		Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized		Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital		and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Mid-Cap Core Equity Fund
I Shares
Six Months Ended September 30, 2009∧	$6.24	$0.03		$2.41	$2.44	$(0.03)		$—		$(0.03)		$8.65	39.11%	$87,961	1.09%	0.73%	1.09%	48%
Year Ended March 31, 2009	11.26	0.09		(4.60)	(4.51)	(0.08)		(0.43)		(0.51)		6.24	(40.27)	74,341	1.09	0.91	1.09	52
Year Ended March 31, 2008	13.89	0.08	(a)	(1.28)	(1.20)	(0.09)		(1.34)		(1.43)		11.26	(9.73)	185,543	1.07	0.56	1.07	58
Year Ended March 31, 2007	13.67	0.06		1.21	1.27	(0.06)		(0.99)		(1.05)		13.89	9.59	333,976	1.07	0.43	1.07	189
Year Ended March 31, 2006	12.03	0.07		2.26	2.33	(0.07)		(0.62)		(0.69)		13.67	19.68	410,459	1.12	0.63	1.13	138
Period Ended March 31, 2005	10.32	0.07		1.70	1.77	(0.06)		—		(0.06)		12.03	17.17	214,660	1.20	0.64	1.22	68
Year Ended May 31, 2004	8.74	0.06	(a)	1.57	1.63	(0.05)		—		(0.05)		10.32	18.70	177,128	1.23	0.64	1.26	126
A Shares
Six Months Ended September 30, 2009∧	5.91	0.02		2.27	2.29	(0.02)		—		(0.02)		8.18	38.74	4,674	1.39	0.43	1.39	48
Year Ended March 31, 2009	10.70	0.06		(4.36)	(4.30)	(0.06)		(0.43)		(0.49)		5.91	(40.41)	3,592	1.39	0.63	1.39	52
Year Ended March 31, 2008	13.28	0.04	(a)	(1.22)	(1.18)	(0.06)		(1.34)		(1.40)		10.70	(10.02)	8,614	1.37	0.29	1.37	58
Year Ended March 31, 2007	13.12	0.02		1.16	1.18	(0.03)		(0.99)		(1.02)		13.28	9.28	11,773	1.37	0.12	1.37	189
Year Ended March 31, 2006	11.57	0.03		2.17	2.20	(0.03)		(0.62)		(0.65)		13.12	19.32	16,009	1.47	0.25	1.48	138
Period Ended March 31, 2005	9.92	0.02		1.64	1.66	(0.01)		—		(0.01)		11.57	16.79	14,556	1.63	0.21	1.68	68
Year Ended May 31, 2004	8.42	0.02	(a)	1.51	1.53	(0.03)		—		(0.03)		9.92	18.16	17,125	1.68	0.20	1.87	126
C Shares
Six Months Ended September 30, 2009∧	5.27	(0.01)		2.03	2.02	—		—		—		7.29	38.37	4,160	2.09	(0.27)	2.09	48
Year Ended March 31, 2009	9.66	(0.01)		(3.92)	(3.93)	(0.03)		(0.43)		(0.46)		5.27	(40.84)	3,203	2.09	(0.08)	2.09	52
Year Ended March 31, 2008	12.16	(0.05	)(a)	(1.09)	(1.14)	(0.02)		(1.34)		(1.36)		9.66	(10.62)	7,308	2.07	(0.41)	2.07	58
Year Ended March 31, 2007	12.15	(0.01)		1.01	1.00	—		(0.99)		(0.99)		12.16	8.51	10,854	2.07	(0.58)	2.07	189
Year Ended March 31, 2006	10.81	—		1.96	1.96	—		(0.62)		(0.62)		12.15	18.44	13,499	2.13	(0.42)	2.14	138
Period Ended March 31, 2005	9.30	0.01		1.50	1.51	—		—		—		10.81	16.24	14,557	2.21	(0.37)	2.28	68
Year Ended May 31, 2004	7.92	(0.04	)(a)	1.43	1.39	(0.01)		—		(0.01)		9.30	17.51	15,998	2.28	(0.41)	2.54	126
Mid-Cap Value Equity Fund(4)
I Shares
Six Months Ended September 30, 2009∧	6.45	0.06		3.07	3.13	(0.06)		—		(0.06)		9.52	48.57	532,551	1.05	1.56	1.05	114
Year Ended March 31, 2009	9.58	0.14	(a)	(3.13)	(2.99)	(0.14)		—		(0.14)		6.45	(31.46)	231,035	1.07	1.76	1.07	213
Year Ended March 31, 2008	13.02	0.19	(a)	(1.18)	(0.99)	(0.18	)(d)	(2.27	)(d)	(2.45	)(d)	9.58	(9.75)	257,978	1.06	1.52	1.06	221
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)		(2.17)		(2.30)		13.02	17.47	278,949	1.06	1.08	1.06	196
Year Ended March 31, 2006	12.27	0.13		2.15	2.28	(0.13)		(1.28)		(1.41)		13.14	19.49	243,534	1.13	1.03	1.16	169
Period Ended March 31, 2005	10.95	0.11		1.33	1.44	(0.12)		—		(0.12)		12.27	13.25	209,088	1.22	1.19	1.32	117
Year Ended May 31, 2004	8.62	0.05	(a)	2.33	2.38	(0.05)		—		(0.05)		10.95	27.71	147,185	1.26	0.53	1.36	95
A Shares
Six Months Ended September 30, 2009∧	6.42	0.05		3.06	3.11	(0.05)		—		(0.05)		9.48	48.47	6,656	1.35	1.30	1.35	114
Year Ended March 31, 2009	9.53	0.12	(a)	(3.12)	(3.00)	(0.11)		—		(0.11)		6.42	(31.64)	2,912	1.37	1.36	1.37	213
Year Ended March 31, 2008	12.97	0.12	(a)	(1.14)	(1.02)	(0.15	)(d)	(2.27	)(d)	(2.42	)(d)	9.53	(10.03)	7,774	1.36	1.04	1.36	221
Year Ended March 31, 2007	13.10	0.11		2.03	2.14	(0.10)		(2.17)		(2.27)		12.97	17.11	3,362	1.36	0.78	1.36	196
Year Ended March 31, 2006	12.24	0.09		2.14	2.23	(0.09)		(1.28)		(1.37)		13.10	19.09	2,435	1.46	0.72	1.49	169
Period Ended March 31, 2005	10.94	0.08		1.31	1.39	(0.09)		—		(0.09)		12.24	12.73	1,724	1.62	0.74	1.93	117
Period Ended May 31, 2004	9.39	0.02	(a)	1.55	1.57	(0.02)		—		(0.02)		10.94	16.73	610	1.60	0.24	4.23	95
C Shares
Six Months Ended September 30, 2009∧	6.38	0.02		3.03	3.05	(0.02)		—		(0.02)		9.41	47.86	3,327	2.05	0.60	2.05	114
Year Ended March 31, 2009	9.47	0.06	(a)	(3.10)	(3.04)	(0.05)		—		(0.05)		6.38	(32.09)	1,949	2.07	0.72	2.07	213
Year Ended March 31, 2008	12.91	0.07	(a)	(1.18)	(1.11)	(0.06	)(d)	(2.27	)(d)	(2.33	)(d)	9.47	(10.72)	4,049	2.06	0.57	2.06	221
Year Ended March 31, 2007	13.06	0.02		2.01	2.03	(0.01)		(2.17)		(2.18)		12.91	16.27	6,269	2.06	0.07	2.06	196
Year Ended March 31, 2006	12.21	0.02		2.13	2.15	(0.02)		(1.28)		(1.30)		13.06	18.47	6,366	2.03	0.13	2.17	169
Period Ended March 31, 2005	10.90	0.04		1.32	1.36	(0.05)		—		(0.05)		12.21	12.47	6,888	1.91	0.54	2.39	117
Year Ended May 31, 2004	8.58	(0.01	)(a)	2.33	2.32	—		—		—		10.90	27.06	7,880	1.90	(0.11)	2.74	95

See Notes to Financial Highlights and Notes to Financial Statements.

81

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Real Estate 130/30 Fund(4)(5)
I Shares
Six Months Ended September 30, 2009∧	$4.17	$0.07		$2.06	$2.13	$(0.06)		$—	$(0.06)		$6.24	51.34%	$10,093	3.11%	3.31%	3.69%	398%
Year Ended March 31, 2009	10.28	0.20		(5.94)	(5.74)	(0.22	)(e)	(0.15)	(0.37	)(e)	4.17	(56.69)	4,567	3.53	1.92	4.87	404
Period Ended March 31, 2008	10.00	0.10		0.25	0.35	(0.07)		—	(0.07)		10.28	3.47	5,173	2.48	1.74	3.42 (b)	70
A Shares
Period Ended September 30, 2009∧	4.80	0.06		1.44	1.50	(0.06)		—	(0.06)		6.24	30.82	131	3.10	3.00	3.61	398
Select Large Cap Growth Stock Fund(4)
I Shares
Six Months Ended September 30, 2009∧	19.74	0.03		5.46	5.49	(0.02)		—	(0.02)		25.21	27.84	115,378	0.94	0.25	0.94	39
Year Ended March 31, 2009	28.32	0.09		(8.60)	(8.51)	(0.07	)(e)	—	(0.07	)(e)	19.74	(30.06)	95,540	0.95	0.45	0.96	65
Year Ended March 31, 2008	26.92	0.08	(a)	1.35	1.43	(0.03)		—	(0.03)		28.32	5.30	96,704	0.94	0.28	0.95	62
Year Ended March 31, 2007	25.83	0.15	(a)	0.99	1.14	(0.05)		—	(0.05)		26.92	4.42	98,027	0.97	0.59	0.98	160
Year Ended March 31, 2006	24.14	—		1.82	1.82	(0.13)		—	(0.13)		25.83	7.54	74,481	1.07	0.21	1.08	82
Period Ended March 31, 2005	23.31	0.10	(a)	0.77	0.87	(0.04)		—	(0.04)		24.14	3.74	98,982	1.22	0.52	1.25	51
Year Ended May 31, 2004	20.78	(0.06	)(a)	2.59	2.53	—		—	—		23.31	12.18	144,732	1.25	(0.28)	1.25	49
A Shares
Six Months Ended September 30, 2009∧	19.54	—		5.43	5.43	(0.01)		—	(0.01)		24.96	27.80	216	1.24	(0.03)	1.24	39
Year Ended March 31, 2009	28.06	0.02		(8.52)	(8.50)	(0.02	)(e)	—	(0.02	)(e)	19.54	(30.28)	175	1.25	0.04	1.25	65
Year Ended March 31, 2008	26.73	—	(a)	1.33	1.33	—		—	—		28.06	4.98	556	1.24	—	1.25	62
Year Ended March 31, 2007	25.67	0.07	(a)	0.99	1.06	—		—	—		26.73	4.13	371	1.28	0.26	1.29	160
Year Ended March 31, 2006	24.02	(0.05)		1.78	1.73	(0.08)		—	(0.08)		25.67	7.21	468	1.39	(0.11)	1.41	82
Period Ended March 31, 2005	23.26	0.03	(a)	0.77	0.80	(0.04)		—	(0.04)		24.02	3.42	667	1.62	0.13	2.00	51
Period Ended May 31, 2004	22.32	(0.10	)(a)	1.04	0.94	—		—	—		23.26	4.21	365	1.65	(0.71)	4.48 (b)	49
C Shares
Six Months Ended September 30, 2009∧	17.99	(0.08)		4.98	4.90	—		—	—		22.89	27.24	18,456	1.94	(0.74)	1.94	39
Year Ended March 31, 2009	25.98	(0.14)		(7.85)	(7.99)	—		—	—		17.99	(30.75)	15,237	1.95	(0.59)	1.95	65
Year Ended March 31, 2008	24.93	(0.20	)(a)	1.25	1.05	—		—	—		25.98	4.21	26,596	1.95	(0.74)	1.95	62
Year Ended March 31, 2007	24.11	(0.11	)(a)	0.93	0.82	—		—	—		24.93	3.40	32,895	1.98	(0.44)	1.99	160
Year Ended March 31, 2006	22.67	(0.11)		1.57	1.46	(0.02)		—	(0.02)		24.11	6.46	48,412	2.07	(0.80)	2.08	82
Period Ended March 31, 2005	22.04	(0.09	)(a)	0.72	0.63	—		—	—		22.67	2.86	67,950	2.23	(0.47)	2.28	51
Year Ended May 31, 2004	19.85	(0.29	)(a)	2.48	2.19	—		—	—		22.04	11.03	92,966	2.31	(1.34)	2.41	49

See Notes to Financial Highlights and Notes to Financial Statements.

82

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and			Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from		Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized		Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital		and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Small Cap Growth Stock Fund
I Shares
Six Months Ended September 30, 2009∧	$8.52	$(0.04)		$3.26	$3.22	$—	$—		$—		$11.74	37.79%	$348,791	1.22%	(0.71)%	1.22%	60%
Year Ended March 31, 2009	13.53	(0.04)		(4.97)	(5.01)	—	—		—		8.52	(37.03)	273,548	1.21	(0.30)	1.21	157
Year Ended March 31, 2008	20.61	(0.11	)(a)	(0.33)	(0.44)	—	(6.64	)(c)	(6.64	)(c)	13.53	(7.09)	490,675	1.19	(0.57)	1.20	126
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—	(1.19)		(1.19)		20.61	(7.80)	845,570	1.16	(0.51)	1.16	139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—	(1.66)		(1.66)		23.65	27.55	1,641,681	1.17	(0.66)	1.18	98
Period Ended March 31, 2005	20.25	(0.08	)(a)	2.27	2.19	—	(2.45)		(2.45)		19.99	10.60	940,775	1.22	(0.46)	1.22	70
Year Ended May 31, 2004	15.19	(0.16	)(a)	5.22	5.06	—	—		—		20.25	33.31	789,650	1.25	(0.83)	1.25	107
A Shares
Six Months Ended September 30, 2009∧	8.08	(0.05)		3.09	3.04	—	—		—		11.12	37.62	10,663	1.52	(1.01)	1.52	60
Year Ended March 31, 2009	12.88	(0.08)		(4.72)	(4.80)	—	—		—		8.08	(37.27)	8,294	1.51	(0.60)	1.51	157
Year Ended March 31, 2008	19.96	(0.16	)(a)	(0.28)	(0.44)	—	(6.64	)(c)	(6.64	)(c)	12.88	(7.33)	16,490	1.49	(0.87)	1.50	126
Year Ended March 31, 2007	23.02	(0.17	)(a)	(1.70)	(1.87)	—	(1.19)		(1.19)		19.96	(8.06)	24,320	1.46	(0.81)	1.46	139
Year Ended March 31, 2006	19.56	(0.21	)(a)	5.33	5.12	—	(1.66)		(1.66)		23.02	27.13 ##	59,896	1.51	(1.00)	1.54	98
Period Ended March 31, 2005	19.92	(0.14	)(a)	2.23	2.09	—	(2.45)		(2.45)		19.56	10.26	38,954	1.61	(0.84)	1.73	70
Year Ended May 31, 2004	15.00	(0.22	)(a)	5.14	4.92	—	—		—		19.92	32.80	40,590	1.61	(1.20)	1.88	107
C Shares
Six Months Ended September 30, 2009∧	7.10	(0.08)		2.71	2.63	—	—		—		9.73	37.04	8,446	2.22	(1.71)	2.22	60
Year Ended March 31, 2009	11.38	(0.15)		(4.13)	(4.28)	—	—		—		7.10	(37.61)	6,567	2.21	(1.30)	2.21	157
Year Ended March 31, 2008	18.46	(0.27	)(a)	(0.17)	(0.44)	—	(6.64	)(c)	(6.64	)(c)	11.38	(7.98)	14,323	2.20	(1.57)	2.21	126
Year Ended March 31, 2007	21.53	(0.29	)(a)	(1.59)	(1.88)	—	(1.19)		(1.19)		18.46	(8.68)	21,545	2.16	(1.51)	2.16	139
Year Ended March 31, 2006	18.51	(0.33	)(a)	5.01	4.68	—	(1.66)		(1.66)		21.53	26.27 ##	36,242	2.18	(1.67)	2.18	98
Period Ended March 31, 2005	19.06	(0.23	)(a)	2.13	1.90	—	(2.45)		(2.45)		18.51	9.71	35,322	2.22	(1.46)	2.24	70
Year Ended May 31, 2004	14.45	(0.34	)(a)	4.95	4.61	—	—		—		19.06	31.90	40,354	2.31	(1.90)	2.40	107
Small Cap Value Equity Fund(4)
I Shares
Six Months Ended September 30, 2009∧	7.57	0.05		2.75	2.80	(0.05)	—		(0.05)		10.32	37.07	479,124	1.21	1.16	1.21	36
Year Ended March 31, 2009	11.17	0.16		(3.44)	(3.28)	(0.16)	(0.16)		(0.32)		7.57	(29.61)	316,142	1.21	1.61	1.22	71
Year Ended March 31, 2008	17.35	0.18		(1.65)	(1.47)	(0.17)	(4.54)		(4.71)		11.17	(11.23)	469,424	1.19	1.20	1.19	75
Year Ended March 31, 2007	20.93	0.10		1.25	1.35	(0.11)	(4.82)		(4.93)		17.35	7.41	674,619	1.18	0.55	1.18	62
Year Ended March 31, 2006	19.86	0.10		5.39	5.49	(0.10)	(4.32)		(4.42)		20.93	30.70	762,709	1.20	0.48	1.20	58
Period Ended March 31, 2005	18.26	0.04	(a)	3.15	3.19	(0.06)	(1.53)		(1.59)		19.86	17.57	726,904	1.21	0.22	1.21	17
Year Ended May 31, 2004	13.73	0.06	(a)	4.53	4.59	(0.06)	—		(0.06)		18.26	33.56	682,567	1.25	0.38	1.25	44
A Shares
Six Months Ended September 30, 2009∧	7.47	0.03		2.72	2.75	(0.04)	—		(0.04)		10.18	36.87	4,824	1.51	0.86	1.51	36
Year Ended March 31, 2009	11.03	0.13		(3.40)	(3.27)	(0.13)	(0.16)		(0.29)		7.47	(29.83)	2,243	1.49	1.34	1.50	71
Year Ended March 31, 2008	17.20	0.14		(1.63)	(1.49)	(0.14)	(4.54)		(4.68)		11.03	(11.48)	4,887	1.44	0.94	1.44	75
Year Ended March 31, 2007	20.79	0.05		1.24	1.29	(0.06)	(4.82)		(4.88)		17.20	7.17	7,629	1.44	0.28	1.44	62
Year Ended March 31, 2006	19.75	0.06		5.36	5.42	(0.06)	(4.32)		(4.38)		20.79	30.44	5,317	1.45	0.22	1.48	58
Period Ended March 31, 2005	18.18	(0.01	)(a)	3.13	3.12	(0.02)	(1.53)		(1.55)		19.75	17.26	4,616	1.47	(0.05)	1.61	17
Period Ended May 31, 2004	15.75	0.03	(a)	2.41	2.44	(0.01)	—		(0.01)		18.18	15.51	4,088	1.55	0.30	2.15	44
C Shares
Six Months Ended September 30, 2009∧	7.20	—		2.61	2.61	(0.01)	—		(0.01)		9.80	36.36	14,907	2.21	0.15	2.21	36
Year Ended March 31, 2009	10.65	0.09		(3.28)	(3.19)	(0.10)	(0.16)		(0.26)		7.20	(30.14)	11,091	1.89	0.94	1.89	71
Year Ended March 31, 2008	16.76	0.14		(1.57)	(1.43)	(0.14)	(4.54)		(4.68)		10.65	(11.41)	22,243	1.44	0.94	1.45	75
Year Ended March 31, 2007	20.39	0.05		1.20	1.25	(0.06)	(4.82)		(4.88)		16.76	7.10	35,289	1.43	0.30	1.43	62
Year Ended March 31, 2006	19.45	0.06		5.26	5.32	(0.06)	(4.32)		(4.38)		20.39	30.41	45,388	1.45	0.23	1.70	58
Period Ended March 31, 2005	17.91	(0.01	)(a)	3.09	3.08	(0.01)	(1.53)		(1.54)		19.45	17.27	43,664	1.50	(0.07)	2.25	17
Year Ended May 31, 2004	13.55	(0.10	)(a)	4.46	4.36	—	—		—		17.91	32.20	46,192	2.26	(0.64)	2.45	44

83

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
U.S. Equity 130/30 Fund(4)(5)
I Shares
Six Months Ended September 30, 2009∧	$5.67	$0.02		$2.02	$2.04	$(0.03)		$—	$(0.03)		$7.68	35.93%	$8,441	1.78%	0.82%	2.52%	278%
Year Ended March 31, 2009	8.75	0.05		(3.08)	(3.03)	(0.05)		—	(0.05)		5.67	(34.69)	3,294	1.93	0.72	3.92	312
Period Ended March 31, 2008	10.00	0.01		(1.25)	(1.24)	(0.01)		—	(0.01)		8.75	(12.39)	4,381	1.96	0.48	3.49	87
Aggressive Growth Allocation Strategy(4)(6)
I Shares
Six Months Ended September 30, 2009∧	5.06	0.02		1.73	1.75	(0.02)		—	(0.02)		6.79	34.63	19,656	0.19	0.71	0.26	12
Year Ended March 31, 2009	10.37	0.11		(3.68)	(3.57)	(0.13	)(e)	(1.61)	(1.74	)(e)	5.06	(35.39)	13,411	0.20	1.32	0.23	25
Year Ended March 31, 2008	13.00	0.14	(a)	(0.46)	(0.32)	(0.41)		(1.90)	(2.31)		10.37	(4.59)	28,514	0.19	1.04	0.20	46
Year Ended March 31, 2007	12.32	0.12	(a)	1.05	1.17	(0.25)		(0.24)	(0.49)		13.00	9.60	53,098	0.18	0.94	0.18	52
Year Ended March 31, 2006†	11.07	0.07	(a)	1.45	1.52	(0.14)		(0.13)	(0.27)		12.32	13.90	52,765	0.21	0.66	0.26	31
Period Ended March 31, 2005†	10.25	0.09		0.85	0.94	(0.12)		—	(0.12)		11.07	9.15	43,283	0.21	0.98	0.34	29
Year Ended May 31, 2004	8.55	0.04	(a)	1.70	1.74	(0.04	)(f)	—	(0.04	)(f)	10.25	20.34	38,468	0.25	0.39	0.39	44
A Shares
Six Months Ended September 30, 2009∧	5.04	0.01		1.72	1.73	(0.01)		—	(0.01)		6.76	34.37	2,008	0.49	0.38	0.56	12
Year Ended March 31, 2009	10.33	0.09		(3.66)	(3.57)	(0.11	)(e)	(1.61)	(1.72	)(e)	5.04	(35.50)	1,815	0.50	1.07	0.53	25
Year Ended March 31, 2008	12.97	0.13	(a)	(0.49)	(0.36)	(0.38)		(1.90)	(2.28)		10.33	(4.88)	3,067	0.49	0.94	0.50	46
Year Ended March 31, 2007	12.29	0.08	(a)	1.05	1.13	(0.21)		(0.24)	(0.45)		12.97	9.31	3,040	0.48	0.63	0.48	52
Year Ended March 31, 2006†	11.05	0.04	(a)	1.44	1.48	(0.11)		(0.13)	(0.24)		12.29	13.50	2,619	0.52	0.42	0.62	31
Period Ended March 31, 2005†	10.23	0.06		0.85	0.91	(0.09)		—	(0.09)		11.05	8.90	2,080	0.55	0.86	1.01	29
Period Ended May 31, 2004	9.46	(0.01	)(a)	0.81	0.80	(0.03)		—	(0.03)		10.23	8.43	867	0.51	(0.24)	5.15	44
B Shares
Six Months Ended September 30, 2009∧	4.94	—		1.69	1.69	(0.01)		—	(0.01)		6.62	34.13	2,389	0.94	(0.06)	1.01	12
Year Ended March 31, 2009	10.19	0.04		(3.61)	(3.57)	(0.07	)(e)	(1.61)	(1.68	)(e)	4.94	(35.88)	1,912	0.95	0.54	0.98	25
Year Ended March 31, 2008	12.84	0.06	(a)	(0.46)	(0.40)	(0.35)		(1.90)	(2.25)		10.19	(5.25)	4,472	0.94	0.41	0.95	46
Year Ended March 31, 2007	12.19	0.03	(a)	1.02	1.05	(0.16)		(0.24)	(0.40)		12.84	8.71	5,575	0.93	0.18	0.93	52
Year Ended March 31, 2006†	10.98	(0.02	)(a)	1.45	1.43	(0.09)		(0.13)	(0.22)		12.19	13.10	5,756	0.99	(0.14)	1.10	31
Period Ended March 31, 2005†	10.18	0.03		0.83	0.86	(0.06)		—	(0.06)		10.98	8.44	5,452	1.03	0.19	1.40	29
Year Ended May 31, 2004	8.53	(0.04	)(a)	1.70	1.66	(0.01)		—	(0.01)		10.18	19.49	4,367	1.00	(0.36)	1.95	44
C Shares
Six Months Ended September 30, 2009∧	5.00	(0.01)		1.71	1.70	—		—	—		6.70	34.04	1,398	1.19	(0.31)	1.26	12
Year Ended March 31, 2009	10.29	0.03		(3.65)	(3.62)	(0.06	)(e)	(1.61)	(1.67	)(e)	5.00	(36.04)	1,076	1.20	0.39	1.23	25
Year Ended March 31, 2008	12.98	0.04	(a)	(0.49)	(0.45)	(0.34)		(1.90)	(2.24)		10.29	(5.56)	1,767	1.19	0.27	1.21	46
Year Ended March 31, 2007	12.33	—	(a)	1.04	1.04	(0.15)		(0.24)	(0.39)		12.98	8.54	1,573	1.18	(0.03)	1.18	52
Period Ended March 31, 2006†	11.07	0.01	(a)	1.46	1.47	(0.08)		(0.13)	(0.21)		12.33	13.40	1,146	1.17	0.03	1.22	31
Conservative Allocation Strategy(4)(6)
I Shares
Six Months Ended September 30, 2009∧	9.81	0.13		1.33	1.46	(0.15)		—	(0.15)		11.12	14.97	4,789	0.20	2.75	0.36	15
Year Ended March 31, 2009	11.11	0.44		(1.10)	(0.66)	(0.50)		(0.14)	(0.64)		9.81	(6.06)	3,778	0.20	4.08	0.36	48
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)		(0.16)	(0.60)		11.11	3.02	5,177	0.18	3.98	0.30	47
Year Ended March 31, 2007	11.21	0.45	(a)	0.30	0.75	(0.48)		(0.11)	(0.59)		11.37	6.91	3,362	0.20	4.00	0.32	43
Year Ended March 31, 2006†	11.09	0.34		0.20	0.54	(0.36)		(0.06)	(0.42)		11.21	4.96	3,066	0.20	3.33	0.56	29
Period Ended March 31, 2005†	10.87	0.27		0.29	0.56	(0.30)		(0.04)	(0.34)		11.09	5.18	414	0.17	3.18	1.52	121
Period Ended May 31, 2004	10.71	0.15	(a)	0.14	0.29	(0.13)		—	(0.13)		10.87	2.68	30	0.25	2.41	85.33 (b)	138
A Shares
Six Months Ended September 30, 2009∧	9.81	0.12		1.33	1.45	(0.14)		—	(0.14)		11.12	14.82	762	0.50	2.44	0.66	15
Year Ended March 31, 2009	11.12	0.41		(1.11)	(0.70)	(0.47)		(0.14)	(0.61)		9.81	(6.42)	584	0.50	3.81	0.67	48
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)		(0.16)	(0.57)		11.12	2.75	663	0.49	3.63	0.61	47
Year Ended March 31, 2007	11.21	0.41	(a)	0.32	0.73	(0.45)		(0.11)	(0.56)		11.38	6.64	811	0.50	3.61	0.62	43
Year Ended March 31, 2006†	11.09	0.30		0.20	0.50	(0.32)		(0.06)	(0.38)		11.21	4.63	1,324	0.53	2.85	0.83	29
Period Ended March 31, 2005†	10.86	0.23		0.30	0.53	(0.26)		(0.04)	(0.30)		11.09	4.88	606	0.56	2.50	1.51	121
Period Ended May 31, 2004	10.68	0.12	(a)	0.18	0.30	(0.12)		—	(0.12)		10.86	2.82	474	0.57	2.06	4.00	138

84

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Conservative Allocation Strategy(4)(6)
B Shares
Six Months Ended September 30, 2009∧	$9.80	$0.11		$1.31	$1.42	$(0.11)	$—	$(0.11)	$11.11	14.56%	$2,695	0.95%	2.02%	1.11%	15%
Year Ended March 31, 2009	11.10	0.38		(1.12)	(0.74)	(0.42)	(0.14)	(0.56)	9.80	(6.77)	3,052	0.95	3.31	1.11	48
Year Ended March 31, 2008	11.38	0.38		(0.12)	0.26	(0.38)	(0.16)	(0.54)	11.10	2.23	4,903	0.93	3.20	1.06	47
Year Ended March 31, 2007	11.22	0.36	(a)	0.31	0.67	(0.40)	(0.11)	(0.51)	11.38	6.12	4,653	0.95	3.23	1.07	43
Year Ended March 31, 2006†	11.09	0.25		0.21	0.46	(0.27)	(0.06)	(0.33)	11.22	4.23	5,189	0.97	2.34	1.19	29
Period Ended March 31, 2005†	10.86	0.19		0.30	0.49	(0.22)	(0.04)	(0.26)	11.09	4.50	5,635	0.96	2.11	1.67	121
Year Ended May 31, 2004	10.43	0.17	(a)	0.39	0.56	(0.13)	—	(0.13)	10.86	5.38	5,012	0.95	1.54	1.81	138
C Shares
Six Months Ended September 30, 2009∧	9.77	0.08		1.33	1.41	(0.11)	—	(0.11)	11.07	14.45	3,331	1.19	1.73	1.35	15
Year Ended March 31, 2009	11.09	0.31		(1.08)	(0.77)	(0.41)	(0.14)	(0.55)	9.77	(7.08)	1,973	1.20	3.17	1.37	48
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)	(0.16)	(0.51)	11.09	2.03	840	1.18	2.94	1.31	47
Year Ended March 31, 2007	11.20	0.34	(a)	0.31	0.65	(0.37)	(0.11)	(0.48)	11.37	5.91	792	1.20	2.99	1.32	43
Period Ended March 31, 2006†	11.08	0.26		0.20	0.46	(0.28)	(0.06)	(0.34)	11.20	4.22	835	1.03	2.39	1.59	29
Growth Allocation Strategy(4)(6)
I Shares
Six Months Ended September 30, 2009∧	7.02	0.06		1.88	1.94	(0.06)	—	(0.06)	8.90	27.73	50,756	0.20	1.51	0.21	13
Year Ended March 31, 2009	11.31	0.23		(2.99)	(2.76)	(0.26)	(1.27)	(1.53)	7.02	(25.01)	40,472	0.20	2.41	0.21	28
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17	50
Year Ended March 31, 2007	12.43	0.25	(a)	0.82	1.07	(0.35)	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17	45
Year Ended March 31, 2006†	11.41	0.17	(a)	1.08	1.25	(0.23)	—	(0.23)	12.43	11.05	97,964	0.19	1.46	0.24	34
Period Ended March 31, 2005†	10.76	0.14		0.69	0.83	(0.18)	—	(0.18)	11.41	7.77	87,520	0.22	1.60	0.33	59
Year Ended May 31, 2004	9.33	0.14	(a)	1.43	1.57	(0.14)	—	(0.14)	10.76	16.92	75,083	0.25	1.38	0.36	97
A Shares
Six Months Ended September 30, 2009∧	7.00	0.05		1.88	1.93	(0.05)	—	(0.05)	8.88	27.64	3,573	0.50	1.20	0.51	13
Year Ended March 31, 2009	11.28	0.20		(2.98)	(2.78)	(0.23)	(1.27)	(1.50)	7.00	(25.21)	2,776	0.49	2.07	0.50	28
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	(0.97)	(1.39)	11.28	(2.47)	5,031	0.47	1.62	0.47	50
Year Ended March 31, 2007	12.41	0.21	(a)	0.82	1.03	(0.31)	(0.26)	(0.57)	12.87	8.44	6,778	0.47	1.71	0.47	45
Year Ended March 31, 2006†	11.39	0.15	(a)	1.06	1.21	(0.19)	—	(0.19)	12.41	10.73	5,737	0.51	1.24	0.58	34
Period Ended March 31, 2005†	10.75	0.11		0.68	0.79	(0.15)	—	(0.15)	11.39	7.37	3,575	0.57	1.33	0.91	59
Period Ended May 31, 2004	10.18	0.06	(a)	0.58	0.64	(0.07)	—	(0.07)	10.75	6.32	1,426	0.56	1.04	1.95	97
B Shares
Six Months Ended September 30, 2009∧	6.99	0.03		1.87	1.90	(0.03)	—	(0.03)	8.86	27.26	8,841	0.95	0.75	0.96	13
Year Ended March 31, 2009	11.27	0.16		(2.98)	(2.82)	(0.19)	(1.27)	(1.46)	6.99	(25.56)	7,656	0.94	1.62	0.95	28
Year Ended March 31, 2008	12.87	0.17		(0.43)	(0.26)	(0.37)	(0.97)	(1.34)	11.27	(2.89)	14,339	0.92	1.35	0.92	50
Year Ended March 31, 2007	12.41	0.16	(a)	0.82	0.98	(0.26)	(0.26)	(0.52)	12.87	7.95	16,966	0.92	1.24	0.92	45
Year Ended March 31, 2006†	11.39	0.08	(a)	1.08	1.16	(0.14)	—	(0.14)	12.41	10.21	17,829	0.96	0.71	1.07	34
Period Ended March 31, 2005†	10.74	0.06		0.69	0.75	(0.10)	—	(0.10)	11.39	7.00	16,641	1.01	0.83	1.34	59
Year Ended May 31, 2004	9.34	0.07	(a)	1.42	1.49	(0.09)	—	(0.09)	10.74	15.99	13,060	1.00	0.63	1.61	97
C Shares
Six Months Ended September 30, 2009∧	6.94	0.02		1.85	1.87	(0.02)	—	(0.02)	8.79	27.03	3,360	1.19	0.51	1.21	13
Year Ended March 31, 2009	11.22	0.14		(2.98)	(2.84)	(0.17)	(1.27)	(1.44)	6.94	(25.88)	2,844	1.19	1.37	1.20	28
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	(0.97)	(1.32)	11.22	(3.14)	5,584	1.17	1.12	1.17	50
Year Ended March 31, 2007	12.39	0.13	(a)	0.80	0.93	(0.23)	(0.26)	(0.49)	12.83	7.62	5,535	1.17	1.05	1.17	45
Period Ended March 31, 2006†	11.41	0.11	(a)	1.02	1.13	(0.15)	—	(0.15)	12.39	9.94	2,820	1.15	0.89	1.20	34

85

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Moderate Allocation Strategy(4)(6)
I Shares
Six Months Ended September 30, 2009∧	$7.76	$0.09		$1.59	$1.68	$(0.10)	$—	$(0.10)	$9.34	21.72%	$121,670	0.19%	2.16%	0.20%	14%
Year Ended March 31, 2009	10.38	0.29		(2.07)	(1.78)	(0.34)	(0.50)	(0.84)	7.76	(17.47)	103,606	0.20	3.11	0.21	31
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17	40
Year Ended March 31, 2007	10.85	0.31	(a)	0.55	0.86	(0.37)	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16	49
Year Ended March 31, 2006†	10.49	0.24	(a)	0.64	0.88	(0.28)	(0.24)	(0.52)	10.85	8.48	158,301	0.18	2.17	0.22	34
Period Ended March 31, 2005†	10.06	0.18		0.52	0.70	(0.22)	(0.05)	(0.27)	10.49	6.98	132,522	0.21	2.10	0.32	83
Year Ended May 31, 2004	9.02	0.16	(a)	1.04	1.20	(0.16)	—	(0.16)	10.06	13.35	121,659	0.25	1.65	0.36	109
A Shares
Six Months Ended September 30, 2009∧	7.75	0.08		1.59	1.67	(0.09)	—	(0.09)	9.33	21.57	6,707	0.49	1.85	0.50	14
Year Ended March 31, 2009	10.37	0.25		(2.06)	(1.81)	(0.31)	(0.50)	(0.81)	7.75	(17.72)	5,845	0.50	2.81	0.51	31
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	(0.17)	(0.54)	10.37	(0.02)	8,632	0.47	2.59	0.48	40
Year Ended March 31, 2007	10.84	0.28	(a)	0.55	0.83	(0.33)	(0.46)	(0.79)	10.88	7.77	11,069	0.46	2.53	0.46	49
Year Ended March 31, 2006†	10.48	0.20	(a)	0.64	0.84	(0.24)	(0.24)	(0.48)	10.84	8.16	5,821	0.47	1.92	0.59	34
Period Ended March 31, 2005†	10.05	0.15		0.52	0.67	(0.19)	(0.05)	(0.24)	10.48	6.74	8,161	0.47	1.91	0.87	83
Period Ended May 31, 2004	9.58	0.10	(a)	0.45	0.55	(0.08)	—	(0.08)	10.05	5.79	3,541	0.55	1.49	1.27	109
B Shares
Six Months Ended September 30, 2009∧	7.72	0.06		1.57	1.63	(0.07)	—	(0.07)	9.28	21.14	6,452	0.94	1.40	0.95	14
Year Ended March 31, 2009	10.34	0.22		(2.07)	(1.85)	(0.27)	(0.50)	(0.77)	7.72	(18.14)	6,024	0.95	2.31	0.95	31
Year Ended March 31, 2008	10.86	0.23		(0.25)	(0.02)	(0.33)	(0.17)	(0.50)	10.34	(0.46)	10,572	0.92	2.13	0.93	40
Year Ended March 31, 2007	10.82	0.22	(a)	0.56	0.78	(0.28)	(0.46)	(0.74)	10.86	7.36	12,723	0.91	2.03	0.91	49
Year Ended March 31, 2006†	10.46	0.16	(a)	0.64	0.80	(0.20)	(0.24)	(0.44)	10.82	7.60	14,073	0.92	1.41	1.06	34
Period Ended March 31, 2005†	10.03	0.11		0.52	0.63	(0.15)	(0.05)	(0.20)	10.46	6.28	14,797	0.92	1.37	1.35	83
Year Ended May 31, 2004	9.00	0.09	(a)	1.04	1.13	(0.10)	—	(0.10)	10.03	12.66	13,236	1.00	0.91	1.56	109
C Shares
Six Months Ended September 30, 2009∧	7.72	0.05		1.57	1.62	(0.06)	—	(0.06)	9.28	21.01	14,566	1.19	1.15	1.20	14
Year Ended March 31, 2009	10.34	0.20		(2.07)	(1.87)	(0.25)	(0.50)	(0.75)	7.72	(18.34)	12,405	1.20	2.08	1.20	31
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	(0.17)	(0.47)	10.34	(0.66)	20,419	1.17	1.87	1.17	40
Year Ended March 31, 2007	10.82	0.23	(a)	0.52	0.75	(0.25)	(0.46)	(0.71)	10.86	7.01	24,424	1.19	2.12	1.19	49
Period Ended March 31, 2006†	10.49	0.15	(a)	0.62	0.77	(0.20)	(0.24)	(0.44)	10.82	7.40	1,674	1.13	1.43	1.19	34

See Notes to Financial Highlights and Notes to Financial Statements.

86

NOTES TO FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  September 30, 2009

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than a year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date

Aggressive Growth Stock Fund	I Shares	February 23, 2004
Aggressive Growth Stock Fund	A Shares	February 23, 2004
Emerging Growth Stock Fund	I Shares	February 23, 2004
Emerging Growth Stock Fund	A Shares	February 23, 2004
International Equity 130/30 Fund	I Shares	December 26, 2007
International Equity 130/30 Fund	A Shares	July 2, 2008
Large Cap Quantitative Equity Fund	I Shares	August 7, 2003
Large Cap Quantitative Equity Fund	A Shares	October 8, 2003
Mid-Cap Value Equity Fund	A Shares	October 27, 2003
Real Estate 130/30 Fund	I Shares	December 26, 2007
Real Estate 130/30 Fund	A Shares	May 21, 2009
Select Large Cap Growth Stock Fund	A Shares	October 14, 2003
Small Cap Value Equity Fund	A Shares	October 9, 2003
U.S. Equity 130/30 Fund	I Shares	December 26, 2007
Aggressive Growth Allocation Strategy	A Shares	October 16, 2003
Aggressive Growth Allocation Strategy	C Shares	April 1, 2005
Conservative Allocation Strategy	I Shares	November 6, 2003
Conservative Allocation Strategy	A Shares	November 11, 2003
Conservative Allocation Strategy	C Shares	April 1, 2005
Growth Allocation Strategy	A Shares	November 5, 2003
Growth Allocation Strategy	C Shares	April 5, 2005
Moderate Allocation Strategy	A Shares	October 10, 2003
Moderate Allocation Strategy	C Shares	April 5, 2005

(5)	The Ratio of Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets include annualized dividend expense from securities sold short for the periods listed below are as follows:

	Six Months Ended	Year Ended	Year Ended
	September 30, 2009	March 31, 2009	March 31, 2008

International Equity 130/30 Fund — I Shares	1.83%	1.31%	1.74%
International Equity 130/30 Fund — A Shares	2.11%	1.31%	N/A
Real Estate 130/30 Fund — I Shares	1.67%	2.11%	1.03%
Real Estate 130/30 Fund — A Shares	1.69%	1.65%	N/A
U.S. Equity Fund 130/30 — I Shares	0.56%	0.70%	0.66%

(6)	The Allocation Strategies and its shareholders indirectly bear a pro rata share of the expenses of the underlying funds. The expense ratios do not include such expenses.

(a)	Per share data calculated using average shares outstanding method.

(b)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(c)	The Large Cap Core Equity Fund, Large Cap Quantitative Equity Fund and Small Cap Growth Stock Fund include per share distributions from tax return of capital of $—, $— and $(0.11), respectively.

(d)	Amended from prior Financial Highlights that included a $(0.05) tax return of capital in the “Dividends from Net Investment Income” column, and was footnoted, as such, in the Notes to Financial Highlights. It was subsequently determined that there was not a return of capital and that the $(0.05) distribution was from realized capital gains and, therefore, the Distributions from Realized Capital Gains are revised to $(2.27) per share from $(2.22) per share.

(e)	The Real Estate 130/30 Fund, Select Large Cap Growth Fund, and the Aggressive Growth Allocation Strategy include per share distributions from tax return of capital of $(0.04), $(0.01) and $—, respectively.

(f)	The Aggressive Growth Allocation Strategy includes per share distribution from tax return of capital of $(0.03).

∧	Unaudited.

#	The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

##	The Small Cap Growth Stock Fund’s total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares respectively. There was no effect to the total return in I Shares.

†	Net Investment Income (Loss), Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) to Average Net Assets have been adjusted due to the reclassification of short-term gains from Net Investment Income to Net Realized and Unrealized Gains (Losses) on Investments.

Amounts designated as “—” are $0 or have been rounded to $0.

87

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company offering 50 funds as of September 30, 2009. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Aggressive Growth Allocation Strategy (formerly, Life Vision Aggressive Growth Fund), Conservative Allocation Strategy (formerly, Life Vision Conservative Fund), Growth Allocation Strategy (formerly, Life Vision Growth and Income Fund) and Moderate Allocation Strategy (formerly, Life Vision Moderate Growth Fund) (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Quantitative Equity Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund may offer I Shares and A Shares. The Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund and Small Cap Value Equity Fund may offer I Shares, A Shares and C Shares. The Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy may offer I Shares, A Shares, B Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

Investors are not permitted to make new purchases of B Shares, except through dividend or distribution reinvestments in B Shares and exchanges of B Shares of a Fund for B Shares of another Fund.

The Small Cap Value Equity Fund was closed to new investors between April 30, 2004 and July 31, 2008. Effective August 1, 2008, the Small Cap Value Equity Fund was reopened to new investors.

Effective at the close of business on July 31, 2009, C Shares of the following funds converted into A Shares and are no longer available for purchase.

	Number of	Number of	Amount
Fund	C Shares Converted	A Shares Issued	of Conversion($)

Aggressive Growth Stock Fund	167,577	161,146	1,652,742
Emerging Growth Stock Fund	6,793	6,532	57,867
International Equity 130/30 Fund	398	396	2,430
International Equity Fund	384,208	358,989	3,306,072
International Equity Index Fund	218,157	212,008	2,518,514
Large Cap Quantitative Equity Fund	38,034	36,635	317,207
Real Estate 130/30 Fund	501	500	2,636

The conversion of C Shares into A Shares is a non-taxable event. The amounts above are included as Cost of Shares Redeemed and Shares Redeemed for C Shares and Proceeds from Shares Issued and Shares Issued for A Shares on the Statements of Changes in Net Assets.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges, except with respect to the fees paid under the Distribution and Service Plans, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is

88

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

less, if redeemed within one year of purchase. The B Shares will not be subject to a sales charge but will be subject to the maximum applicable CDSC, ranging from 5.00% to 2.00%, as a percentage of original purchase price if redeemed within five years of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities and securities sold short listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for long positions and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price (long positions) or ask price (securities sold short) from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser does not pre-authorize the Funds’

89

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the declaration of dividends by the underlying securities in which the Allocation Strategies invest. Also, in addition to the Allocation Strategies direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following is a summary of the inputs used to value the following Funds’ securities as of September 30, 2009 (amounts in thousands):

			LEVEL 3-
		LEVEL 2-	Significant
	LEVEL 1-	Other Significant	Unobservable
	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

Aggressive Growth Stock Fund
Common Stocks[1]	108,861	—	—	108,861
Short-Term Investments	—	9,131	—	9,131

Total Investments	108,861	9,131	—	117,992

Emerging Growth Stock Fund
Common Stocks[1]	85,040	—	—	85,040
Short-Term Investments	—	14,235	—	14,235
Money Market Funds	799	—	—	799

Total Investments	85,839	14,235	—	100,074

International 130/30 Fund
Foreign Common Stocks[1]	149,146	—	—	149,146
Rights — Foreign[1]	—	23	—	23
Short-Term Investments	—	907	—	907

Total Investments	149,146	930	—	150,076

Foreign Common Stocks Sold Short[1]	(34,311)	—	—	(34,311)

90

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			LEVEL 3-
		LEVEL 2-	Significant
	LEVEL 1-	Other Significant	Unobservable
	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

International Equity Fund
Foreign Common Stocks[1]	248,515	—	—	248,515
Preferred Stocks[1]	1,775	—	—	1,775
Rights — Foreign[1]	—	46	—	46
Warrant[1]	—	42	—	42
Short-Term Investments	—	9,959	—	9,959

Total Investments	250,290	10,047	—	260,337

International Equity Index Fund
Foreign Common Stocks[1]	1,098,553	—	—	1,098,553
Foreign Preferred Stocks[1]	7,699	—	—	7,699
Rights — Foreign[1]	—	294	—	294
Warrant	—	22	—	22
Short-Term Investments	—	79,590	—	79,590

Total Investments	1,106,252	79,906	—	1,186,158

Other Financial Instruments[2]	—	10	—	10
Large Cap Core Equity Fund
Common Stocks[1]	476,861	—	—	476,861
Short-Term Investments	—	5,057	—	5,057
Money Market Funds	6,199	—	—	6,199

Total Investments	483,060	5,057	—	488,117

Large Cap Growth Stock Fund
Common Stocks[1]	584,825	—	—	584,825
Short-Term Investments	—	23,831	—	23,831
Money Market Funds	2,414	—	—	2,414

Total Investments	587,239	23,831	—	611,070

Large Cap Quantitative Equity Fund
Common Stocks[1]	25,809	—	—	25,809
Money Market Funds	85	—	—	85

Total Investments	25,894	—	—	25,894

Large Cap Value Equity Fund
Common Stocks[1]	1,340,463	—	—	1,340,463
Money Market Funds	13,477	—	—	13,477

Total Investments	1,353,940	—	—	1,353,940

Mid-Cap Core Equity Fund
Common Stocks[1]	95,182	—	—	95,182
Short-Term Investments	—	1,282	—	1,282
Money Market Funds	2,428	—	—	2,428

Total Investments	97,610	1,282	—	98,892

Mid-Cap Value Equity Fund
Common Stocks[1]	525,515	—	—	525,515
Short-Term Investments	—	3,814	—	3,814
Money Market Funds	22,364	—	—	22,364

Total Investments	547,879	3,814	—	551,693

91

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			LEVEL 3-
		LEVEL 2-	Significant
	LEVEL 1-	Other Significant	Unobservable
	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

Real Estate 130/30 Fund
Common Stocks[1]	11,707	—	—	11,707
Short-Term Investments	—	50	—	50

Total Investments	11,707	50	—	11,757

Common Stocks Sold Short[1]	(1,584)	—	—	(1,584)
Select Large Cap Growth Stock Fund
Common Stocks[1]	131,530	—	—	131,530
Money Market Funds	3,118	—	—	3,118

Total Investments	134,648	—	—	134,648

Small Cap Growth Stock Fund
Common Stocks[1]	363,980	—	—	363,980
Warrants	—	—	—	—
Short-Term Investments	—	56,102	—	56,102
Money Market Funds	4,315	—	—	4,315

Total Investments	368,295	56,102	—	424,397

Small Cap Value Equity Fund
Common Stocks[1]	492,333	—	—	492,333
Short-Term Investments	—	41,823	—	41,823
Money Market Funds	8,277	—	—	8,277

Total Investments	500,610	41,823	—	542,433

U.S. Equity 130/30 Fund
Common Stocks[1]	10,840	—	—	10,840
Short-Term Investments	—	67	—	67

Total Investments	10,840	67	—	10,907

Common Stocks Sold Short[1]	(2,477)	—	—	(2,477)
Aggressive Growth Allocation Strategy
Equity Funds	23,773	—	—	23,773
Exchange Traded Funds	640	—	—	640
Money Market Funds	1,038	—	—	1,038

Total Investments	25,451	—	—	25,451

Conservative Allocation Strategy
Equity Funds	3,862	—	—	3,862
Fixed Income Funds	7,000	—	—	7,000
Exchange Traded Funds	398	—	—	398
Money Market Fund	295	—	—	295

Total Investments	11,555	—	—	11,555

Growth Allocation Strategy
Equity Funds	48,310	—	—	48,310
Fixed Income Funds	15,109	—	—	15,109
Exchange Traded Funds	1,930	—	—	1,930
Money Market Funds	1,154	—	—	1,154

Total Investments	66,503	—	—	66,503

92

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			LEVEL 3-
		LEVEL 2-	Significant
	LEVEL 1-	Other Significant	Unobservable
	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

Moderate Allocation Strategy
Equity Funds	80,192	—	—	80,192
Fixed Income Funds	63,145	—	—	63,145
Exchange Traded Funds	4,849	—	—	4,849
Money Market Funds	1,100	—	—	1,100

Total Investments	149,286	—	—	149,286

[1]	Please see the Portfolio of Investments for Sector or Country Classification.

[2]	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as Forward Foreign Currency Contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 1, 2009, there were no Level 3 securities in the Funds.

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

Derivative and Hedging Instruments — The Funds have enhanced disclosures about the Funds’ derivative and hedging activities, addressing how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flow. The fair value of derivative instruments, not accounted for as hedging instruments, on the Statement of Assets and Liabilities as of September 30, 2009 is presented in the table below (amounts in thousands):

		Asset Derivatives		Liability Derivatives
		Statements of Assets	Total Fair	Statements of Assets	Total Fair
Primary Risk Exposure	Fund	and Liabilities Location	Value($)*	and Liabilities Location	Value($)*

Foreign Currency Contracts Currency Exchange Rate Exposure	International Equity Index Fund	Unrealized Appreciation on Forward Foreign Currency Contracts	10	Unrealized Depreciation on Forward Foreign Currency Contracts	—

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

The effect of derivative instruments, not accounted for as hedging instruments, on the Statement of Operations for the six months ended September 30, 2009 is presented in the table below (amounts in thousands):

Change in Unrealized
			Net Realized Gain/(Loss)	Appreciation/Depreciation
		Location of Gain/(Loss)	on Derivatives	on Derivatives
Primary Risk Exposure	Fund	on Derivatives Recognized in Income	Recognized in Income($)	Recognized in Income($)

Foreign Currency Contracts Currency Exchange Rate Exposure	International Equity Index Fund	Net Realized Gain/(Loss) from Investment and Foreign Currency Transactions, Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	683	125

Amounts designated as “—” are $0 or have been rounded to $0.

The Funds have engaged in limited derivative activity. The notional amounts in the Schedules of Investments are representative of typical volumes.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other

93

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. As of September 30, 2009, the International Equity Index Fund had outstanding forward foreign currency contracts as presented in the Fund’s Schedule of Portfolio Investments.

Real Estate Investment Trusts — Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known upon notification from issuers.

Securities Lending — Each Fund (except the Allocation Strategies) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

Cash collateral received in connection with securities lending is invested in a joint account managed by RidgeWorth Capital Management, Inc. (RidgeWorth Funds Securities Lending Joint Account). The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

94

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

At September 30, 2009, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds of the Trust participating in securities lending at that date owned a pro-rata portion of the assets and liabilities listed below (in thousands, except shares):

	Shares or
	Principal
	Amount($)	Value($)

Dreyfus Government Cash Money Market Fund	25,000,000	25,000
Goldman Sachs Financial Square Funds — Government Fund	55,000,000	55,000
Goldman Sachs Financial Square Funds — Federal Fund	55,000,000	55,000
JPMorgan U.S. Government Money Market Fund	85,000,000	85,000
RidgeWorth Institutional U.S. Government Securities Money Market Fund(a)	45,000,000	45,000
BNP Paribas Time Deposit, 0.060%(b)	11,524,000	11,524
Calyon Time Deposit, 0.130%(b)	12,773,000	12,773
Societe Generale Time Deposit, 0.080%(b)	9,600,000	9,600

Total Investments (Cost $298,897)		298,897
Payable to Participating Funds		1
Amount due to Lending Agent		—

Net Assets		298,898

(a)	Affiliate Investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

The Funds paid securities lending fees during the six months ended September 30, 2009, which have been netted against Income from Securities Lending on the Statement of Operations. These fees are presented below (in thousands):

Fund	Fee($)

Aggressive Growth Stock Fund	5
Emerging Growth Stock Fund	8
International Equity Fund	35
International Equity Index Fund	264
Large Cap Core Equity Fund	4
Large Cap Growth Stock Fund	17
Large Cap Value Equity Fund	18
Mid-Cap Core Equity Fund	12
Mid-Cap Value Equity Fund	8
Select Large Cap Growth Stock Fund	2
Small Cap Growth Stock Fund	66
Small Cap Value Equity Fund	50

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

95

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Short Sales — The International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. A Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc. (“Sun Trust”), on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. Effective October 1, 2009, the compensating balance arrangement is no longer in place. The International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund do not have a compensating balance arrangement with their custodian, Brown Brothers Harriman & Co.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the RidgeWorth Variable Trust (collectively, the “RidgeWorth Complex”) are allocated across the Trust based upon relative net assets or another appropriate basis. The RidgeWorth Variable Trust was liquidated on April 24, 2009.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income if any, are declared and paid each calendar quarter by the Funds, except for the International Equity 130/30 Fund, International Equity Fund, and the International Equity Index Fund, which distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Recent Accounting Pronouncements — Effective September 15, 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Topic 105-10-05, which codified all authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the Codification will materially impact the Funds’ financial statements; however, references to former Statements of Financial Accounting Standards will be modified in the Funds’ prospective shareholder reports.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of

96

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust, have entered into an investment advisory agreement. The subadvisers for the Funds (each a “Subadviser”) are as follows: Alpha Equity Management LLC serves as the Subadviser for the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund. Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund. Certium Asset Management LLC serves as the Subadviser for the International Equity Fund, International Equity Index Fund and Large Cap Quantitative Equity Fund. IronOak Advisors LLC serves as the Subadviser for the Large Cap Core Equity Fund and Mid-Cap Core Equity Fund. Silvant Capital Management LLC serves as the Subadviser for the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. Alpha Equity Management LLC and Zevenbergen Capital Management LLC are each minority-owned subsidiaries of the Investment Adviser. Each of the other Subadvisers are wholly-owned subsidiaries of the Investment Adviser.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A

97

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the six months ended September 30, 2009 were as follows:

			Advisory Fees	Net
	Maximum Annual	Discounted Annual	Waived/Expenses	Annual
Fund	Advisory Fee(%)*	Advisory Fee(%)*	Reimbursed(%)*	Fees Paid(%)*

Aggressive Growth Stock Fund	1.10	1.10	—	1.10
Emerging Growth Stock Fund	1.10	1.10	—	1.10
International Equity 130/30 Fund	1.25	1.25	(0.02)	1.23
International Equity Fund	1.15	1.15	(0.11)	1.04
International Equity Index Fund	0.50	0.49	—	0.49
Large Cap Core Equity Fund	0.85	0.85	(0.02)	0.83
Large Cap Growth Stock Fund	0.97	0.97	(0.03)	0.94
Large Cap Quantitative Equity Fund	0.85	0.85	(0.10)	0.75
Large Cap Value Equity Fund	0.80	0.77	—	0.77
Mid-Cap Core Equity Fund	1.00	1.00	—	1.00
Mid-Cap Value Equity Fund	1.00	1.00	—	1.00
Real Estate 130/30 Fund	1.25	1.25	(0.57)	0.68
Select Large Cap Growth Stock Fund	0.85	0.85	—	0.85
Small Cap Growth Stock Fund	1.15	1.15	—	1.15
Small Cap Value Equity Fund	1.15	1.15	—	1.15
U.S. Equity 130/30 Fund	1.10	1.10	(0.72)	0.38
Aggressive Growth Allocation Strategy	0.10	0.10	(0.05)	0.05
Conservative Allocation Strategy	0.10	0.10	(0.15)	—
Growth Allocation Strategy	0.10	0.10	(0.01)	0.09
Moderate Allocation Strategy	0.10	0.10	(0.01)	0.09

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable subadviser a portion of the fees for its services to the Funds.

    Amounts designated as “—” are $0 or have been rounded to $0.

98

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2010 to waive fees and/or reimburse each of the following Funds to the extent necessary to maintain each Fund’s Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Total Annual
		Operating
Fund		Expenses(%)

International Equity 130/30 Fund	I Shares	1.55
International Equity 130/30 Fund	A Shares	1.85
Real Estate 130/30 Fund	I Shares	1.45
Real Estate 130/30 Fund	A Shares	1.75
U.S. Equity 130/30 Fund	I Shares	1.30
U.S. Equity 130/30 Fund	A Shares	1.60
Aggressive Growth Allocation Strategy	I Shares	0.20
Aggressive Growth Allocation Strategy	A Shares	0.50
Aggressive Growth Allocation Strategy	B Shares	0.95
Aggressive Growth Allocation Strategy	C Shares	1.20
Conservative Allocation Strategy	I Shares	0.20
Conservative Allocation Strategy	A Shares	0.50
Conservative Allocation Strategy	B Shares	0.95
Conservative Allocation Strategy	C Shares	1.20
Growth Allocation Strategy	I Shares	0.20
Growth Allocation Strategy	A Shares	0.50
Growth Allocation Strategy	B Shares	0.95
Growth Allocation Strategy	C Shares	1.20
Moderate Allocation Strategy	I Shares	0.20
Moderate Allocation Strategy	A Shares	0.50
Moderate Allocation Strategy	B Shares	0.95
Moderate Allocation Strategy	C Shares	1.20

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Annual Operating Expenses identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Annual Operating Expenses in place at that time. During the six months ended September 30, 2009, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2009, the cumulative potential recoupment based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement after reduced by amounts forfeited during the current fiscal year are as follows (in thousands):

Fund	Amount($)

International Equity 130/30 Fund	49
Real Estate 130/30 Fund	89
U.S. Equity 130/30 Fund	105
Aggressive Growth Allocation Strategy	5
Conservative Allocation Strategy	36
Growth Allocation Strategy	8

During the six months ended September 30, 2009, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid

99

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

monthly, (expressed as a percentage of the combined average daily net assets of the RidgeWorth Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,977 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has also separately agreed to provide, for the benefit of shareholders, annual fee waivers and certain administrative services at an annual value of $950,000 (and additional fee waivers of approximately $200,000-$300,000 of its annual administrative fees through June 30, 2009). Such payments and fee waivers will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum and is subject to a minimum annual fee of $172,000 for its services.

In addition, with respect to the A Shares, B Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. Certain fees under this plan were voluntarily waived during the six-months ended September 30, 2009. Recoupment of such voluntarily waived fees will be made only upon certain conditions agreed upon by the Funds’ Board. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2009, were as follows:

	Board Approved	Board Approved	Board Approved
	and	and	and
	Charged A Share	Charged B Share	Charged C Share
	Distribution and	Distribution and	Distribution and
Fund	Service Fee(%)	Service Fee(%)	Service Fee(%)

Aggressive Growth Stock Fund	0.30	N/A	N/A
Emerging Growth Stock Fund	0.30	N/A	N/A
International Equity 130/30 Fund	0.30	N/A	N/A
International Equity Fund	0.30	N/A	N/A
International Equity Index Fund	0.30	N/A	N/A
Large Cap Core Equity Fund	0.25	N/A	1.00
Large Cap Growth Stock Fund	0.30	N/A	1.00
Large Cap Quantitative Equity Fund	0.25	N/A	N/A
Large Cap Value Equity Fund	0.30	N/A	1.00
Mid-Cap Core Equity Fund	0.30	N/A	1.00
Mid-Cap Value Equity Fund	0.30	N/A	1.00
Real Estate 130/30 Fund	0.30	N/A	N/A
Select Large Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Value Equity Fund	0.30	N/A	1.00
U.S. Equity 130/30 Fund	0.30	N/A	N/A
Aggressive Growth Allocation Strategy	0.30	0.75	1.00
Conservative Allocation Strategy	0.30	0.75	1.00
Growth Allocation Strategy	0.30	0.75	1.00
Moderate Allocation Strategy	0.30	0.75	1.00

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for the International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, which have appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

100

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Other — Certain officers of the RidgeWorth Complex are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. The current retainer and meeting fees are as follows:

	Chairman($)	Trustee($)

Annual Retainer	93,750	75,000
Regular Meeting Fee	7,750	6,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

The Board approved a deferred compensation plan effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of I Shares of one or more series of the RidgeWorth Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. On May 20, 2008, the Board approved the termination of the deferred compensation plan. The deferred amounts under the plan were paid out to the respective trustees in May 2009.

The Investment Adviser provides services to the RidgeWorth Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the RidgeWorth Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the RidgeWorth Complex and are reflected on the Statements of Operations as “Compliance Services Fees”.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust, to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2009, SunTrust Robinson Humphrey, Inc. did not receive any payments from the Funds.

101

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the six months ended September 30, 2009 were as follows (in thousands):

		Sales and
Fund	Purchases($)	Maturities($)

Aggressive Growth Stock Fund	13,255	107,849
Emerging Growth Stock Fund	32,713	44,589
International Equity 130/30 Fund	442,994	435,210
International Equity Fund	103,372	139,443
International Equity Index Fund	208,913	163,443
Large Cap Core Equity Fund	168,270	198,386
Large Cap Growth Stock Fund	194,343	222,065
Large Cap Quantitative Equity Fund	118,003	155,056
Large Cap Value Equity Fund	693,682	651,768
Mid-Cap Core Equity Fund	43,040	56,587
Mid-Cap Value Equity Fund	593,613	438,069
Real Estate 130/30 Fund	29,841	26,727
Select Large Cap Growth Stock Fund	45,550	48,988
Small Cap Growth Stock Fund	198,803	220,676
Small Cap Value Equity Fund	186,922	144,886
U.S. Equity 130/30 Fund	23,462	18,579
Aggressive Growth Allocation Strategy	2,984	2,652
Conservative Allocation Strategy	2,509	1,494
Growth Allocation Strategy	7,692	9,681
Moderate Allocation Strategy	19,366	22,912

5.	Federal Tax Information

At September 30, 2009, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross

102

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

unrealized appreciation and depreciation for securities held by the Funds at September 30, 2009 were as follows (in thousands):

				Net Tax Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciaton($)	(Depreciation)($)	(Depreciation)($)

Aggressive Growth Stock Fund	84,440	38,974	(5,422)	33,552
Emerging Growth Stock Fund	79,377	23,282	(2,585)	20,697
International Equity 130/30 Fund	114,963	9,829	(9,027)	802
International Equity Fund	224,209	66,085	(29,957)	36,128
International Equity Index Fund	984,777	274,207	(72,826)	201,381
Large Cap Core Equity Fund	410,814	99,521	(22,218)	77,303
Large Cap Growth Stock Fund	514,417	115,853	(19,200)	96,653
Large Cap Quantitative Equity Fund	23,460	2,753	(319)	2,434
Large Cap Value Equity Fund	1,179,172	206,694	(31,926)	174,768
Mid-Cap Core Equity Fund	91,107	13,755	(5,970)	7,785
Mid-Cap Value Equity Fund	490,961	69,888	(9,156)	60,732
Real Estate 130/30 Fund	9,848	1,360	(1,035)	325
Select Large Cap Growth Stock Fund	113,560	22,445	(1,357)	21,088
Small Cap Growth Stock Fund	359,399	82,687	(17,689)	64,998
Small Cap Value Equity Fund	520,848	62,649	(41,064)	21,585
U.S. Equity 130/30 Fund	8,277	604	(451)	153
Aggressive Growth Allocation Strategy	27,121	1,179	(2,849)	(1,670)
Conservative Allocation Strategy	11,329	732	(506)	226
Growth Allocation Strategy	66,892	3,759	(4,148)	(389)
Moderate Allocation Strategy	148,655	8,623	(7,992)	631

The tax character of distributions paid to shareholders during the year ended March 31, 2009 was as follows (in thousands):

	Distributions Paid From
	Net	Net Long		Total
	Investment	Term Capital	Return of	Distributions
Fund	Income($)	Gains($)	Capital($)	Paid($)*

Aggressive Growth Stock Fund	—	4,919	—	4,919
Emerging Growth Stock Fund	1,204	1,818	—	3,022
International Equity 130/30 Fund	350	—	—	350
International Equity Fund	16,663	14,300	—	30,963
International Equity Index Fund	28,912	—	—	28,912
Large Cap Core Equity Fund	11,566	—	—	11,566
Large Cap Growth Stock Fund	2,520	3,451	—	5,971
Large Cap Quantitative Equity Fund	833	—	—	833
Large Cap Value Equity Fund	27,836	—	—	27,836
Mid-Cap Core Equity Fund	1,150	5,818	—	6,968
Mid-Cap Value Equity Fund	4,367	—	—	4,367
Real Estate 130/30 Fund	140	27	23	190
Select Large Cap Growth Stock Fund	278	—	29	307
Small Cap Growth Stock Fund	—	—	—	—
Small Cap Value Equity Fund	6,655	6,682	—	13,337
U.S. Equity 130/30 Fund	26	—	—	26
Aggressive Growth Allocation Strategy	455	4,381	2	4,838
Conservative Allocation Strategy	440	119	—	559
Growth Allocation Strategy	1,937	8,834	—	10,771
Moderate Allocation Strategy	5,922	7,089	—	13,011

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

103

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

As of March 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Earnings
Fund	Income($)	Capital Gains($)	Earnings($)	Other Losses($)*	(Depreciation)($)**	(Deficit)($)

Aggressive Growth Stock Fund	—	—	—	(42,615)	(30,664)	(73,279)
Emerging Growth Stock Fund	—	—	—	(31,391)	(25,044)	(56,435)
International Equity 130/30 Fund	79	—	79	(54,161)	(16,552)	(70,634)
International Equity Fund	1,474	—	1,474	(311,197)	(83,410)	(393,133)
International Equity Index Fund	4,896	—	4,896	(73,900)	(164,776)	(233,780)
Large Cap Core Equity Fund	147	—	147	(283,823)	(55,397)	(339,073)
Large Cap Growth Stock Fund	100	—	100	(75,880)	(56,541)	(132,321)
Large Cap Quantitative Equity Fund	40	—	40	(40,989)	(5,468)	(46,417)
Large Cap Value Equity Fund	202	—	202	(360,033)	(178,428)	(538,259)
Mid-Cap Core Equity Fund	2	—	2	(22,150)	(25,000)	(47,148)
Mid-Cap Value Equity Fund	84	—	84	(104,437)	(44,144)	(148,497)
Real Estate 130/30 Fund	—	—	—	(1,575)	(1,533)	(3,108)
Select Large Cap Growth Stock Fund	—	—	—	(76,852)	(13,040)	(89,892)
Small Cap Growth Stock Fund	—	—	—	(127,076)	(47,777)	(174,853)
Small Cap Value Equity Fund	288	—	288	(94,236)	(85,167)	(179,115)
U.S. Equity 130/30 Fund	3	—	3	(1,826)	(337)	(2,160)
Aggressive Growth Allocation Strategy	—	—	—	(547)	(8,515)	(9,062)
Conservative Allocation Strategy	16	—	16	(78)	(1,005)	(1,067)
Growth Allocation Strategy	17	—	17	(723)	(17,275)	(17,981)
Moderate Allocation Strategy	144	—	144	(1,547)	(28,676)	(30,079)

*	As of the latest tax year end of March 31, 2009, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

	Expires
Fund	2010($)		2011($)	2012($)	2013($)	2017($)

Aggressive Growth Stock Fund	1,276	#	—	—	—	15,692
Emerging Growth Stock Fund	—		—	—	—	6,205
International Equity 130/30 Fund	—		—	—	—	19,845
International Equity Fund	—		—	—	—	89,645
International Equity Index Fund	—		6,883	9,214	3,137	28,998
Large Cap Core Equity Fund	—		—	—	—	126,964
Large Cap Growth Stock Fund	—		—	—	—	44,253
Large Cap Quantitative Equity Fund	—		—	—	—	18,994
Large Cap Value Equity Fund	—		—	—	—	164,462
Mid-Cap Core Equity Fund	—		—	—	—	1,704
Mid-Cap Value Equity Fund	—		—	—	—	65,503
Real Estate 130/30 Fund	—		—	—	—	290	##
Select Large Cap Growth Stock Fund	52,653		9,527	—	—	4,517
Small Cap Growth Stock Fund	—		—	—	—	23,892
Small Cap Value Equity Fund	—		—	—	—	15,804
U.S. Equity 130/30 Fund	—		—	—	—	705
Conservative Allocation Strategy	—		—	—	—	75
Moderate Allocation Strategy	—		—	—	—	714

104

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

#	As of March 31, 2008, the Fund had capital loss carryforwards, subject to certain limitations on availability to offset future capital gains, if any, as the successor of a merger.

##	As of March 31, 2009, the Fund had capital loss carryforwards and post October Losses subject to certain limitations on availability to offset future capital gains, if any, as a result of a change of control, as defined in the Internal Revenue Code.

Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

The Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy have incurred and will elect to defer $25,647, $25,186, $34,316, $221,552, $25,668, $156,859, $31,627, $21,995, $195,571, $20,446, $38,934, $1,285*, $10,155, $103,184, $78,432, $1,121, $547, $3, $723 and $833, respectively, in thousands, in capital and foreign currency losses.

Amounts designated as “—” are $0 or have been rounded to $0.

6.	Risks

Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with these Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Real Estate 130/30 Fund invests a substantial portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by that Fund.

7.	Subsequent Events

The Trust has evaluated subsequent events through November 25, 2009, which is the date these financial statements were issued.

105

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below.

		Term of		Number of
Name, Business		Office and	Principal	Portfolios in	Other
Address, State of	Position	Length of	Occupation(s)	Fund Complex	Directorships
Residence and Age	Held With Trust	Time Served	During the Past 5 Years	Overseen	Held
Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 59	Trustee	Indefinite; since January 2007	Chief Operating Officer, Cedar Brook Financial Partners LLC (March 2008-present). Retired (2006- March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	50	GenSpring Trust

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 66	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	50	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.: Acuity Brands, Inc.; GenSpring Trust

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 60	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	50	Total System Services, Inc.; GenSpring Trust

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 68	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	50	WellPoint, Inc.; UniSource Energy Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 51	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	50	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	50	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 74	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	50	None

106

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Term of
Office and
	Position(s)	Length of
Name, Address and	Held with	Time	Principal Occupation(s)
Age	Trust	Served	During the Past 5 Years
OFFICERS:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 36	President and Chief Executive Officer	One year; since July 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004); Relationship Manager, SEI Investments (Financial Services) (1994-2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 48	Vice President; Chief Compliance Officer	One year; since May 2008	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 42	Vice President; Deputy Chief Compliance Officer	One year; since May 2008	Director, RidgeWorth Capital Management, Inc. (since May 2008); Employee of BB&T Asset Management, Inc. (2007 — May 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 45	Treasurer; Chief Financial Officer; Chief Accounting Officer	One year; since March 2007	Senior Vice President, Citi Fund Services Ohio, Inc.

Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219 Age: 44	Secretary; Chief Legal Officer	One year; since May 2009	Vice President (since July 2007), Assistant Counsel (January 2006-July 2007), Regulatory Administration, Citi Fund Services Ohio, Inc.; Employee of CitiStreet LLC (June 2004-May 2005); Employee of Fidelity Investments (1987- 2001)

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

107

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through September 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value	Account Value	During Period*	During Period**
			04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

Aggressive Growth Stock Fund	I Shares		1,000.00	1,474.80	7.44	1.20
	A Shares		1,000.00	1,473.10	9.37	1.51
Emerging Growth Stock Fund	I Shares		1,000.00	1,521.00	7.50	1.19
	A Shares		1,000.00	1,519.80	9.39	1.49
International Equity 130/30 Fund***	I Shares		1,000.00	1,639.70	9.93	1.50
	A Shares		1,000.00	1,637.30	11.90	1.80
International Equity Fund	I Shares		1,000.00	1,616.00	8.20	1.25
	A Shares		1,000.00	1,612.30	10.15	1.55
International Equity Index Fund	I Shares		1,000.00	1,506.30	3.90	0.62
	A Shares		1,000.00	1,504.00	5.71	0.91
Large Cap Core Equity Fund	I Shares		1,000.00	1,324.00	5.24	0.90
	A Shares		1,000.00	1,322.30	6.69	1.15
	C Shares		1,000.00	1,318.20	11.04	1.90
Large Cap Growth Stock Fund	I Shares		1,000.00	1,298.50	5.76	1.00
	A Shares		1,000.00	1,296.90	7.43	1.29
	C Shares		1,000.00	1,291.40	11.43	1.99
Large Cap Quantitative Equity Fund	I Shares		1,000.00	1,332.50	5.67	0.97
	A Shares		1,000.00	1,331.60	7.19	1.23
Large Cap Value Equity Fund	I Shares		1,000.00	1,324.30	4.78	0.82
	A Shares		1,000.00	1,322.50	6.52	1.12
	C Shares		1,000.00	1,317.00	10.57	1.82
Mid-Cap Core Equity Fund	I Shares		1,000.00	1,391.10	6.53	1.09
	A Shares		1,000.00	1,387.40	8.32	1.39
	C Shares		1,000.00	1,383.70	12.49	2.09
Mid-Cap Value Equity Fund	I Shares		1,000.00	1,485.70	6.54	1.05
	A Shares		1,000.00	1,484.70	8.41	1.35
	C Shares		1,000.00	1,478.60	12.74	2.05
Real Estate 130/30 Fund***	I Shares		1,000.00	1,513.40	9.07	1.44
	A Shares	****	1,000.00	1,308.20	5.93	1.41
Select Large Cap Growth Stock Fund	I Shares		1,000.00	1,278.40	5.37	0.94
	A Shares		1,000.00	1,278.00	7.08	1.24
	C Shares		1,000.00	1,272.40	11.05	1.94
Small Cap Growth Stock Fund	I Shares		1,000.00	1,377.90	7.27	1.22
	A Shares		1,000.00	1,376.20	9.05	1.52
	C Shares		1,000.00	1,370.40	13.19	2.22
Small Cap Value Equity Fund	I Shares		1,000.00	1,370.70	7.19	1.21
	A Shares		1,000.00	1,368.70	8.97	1.51
	C Shares		1,000.00	1,363.60	13.09	2.21
U.S. Equity 130/30 Fund***	I Shares		1,000.00	1,359.30	7.22	1.22
Aggressive Growth Allocation Strategy	I Shares		1,000.00	1,346.30	1.12	0.19
	A Shares		1,000.00	1,343.70	2.88	0.49
	B Shares		1,000.00	1,341.30	5.52	0.94
	C Shares		1,000.00	1,340.40	6.98	1.19
Conservative Allocation Strategy	I Shares		1,000.00	1,149.70	1.08	0.20
	A Shares		1,000.00	1,148.20	2.69	0.50

108

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

	B Shares	1,000.00	1,145.60	5.11	0.95
	C Shares	1,000.00	1,144.50	6.40	1.19
Growth Allocation Strategy	I Shares	1,000.00	1,277.30	1.14	0.20
	A Shares	1,000.00	1,276.40	2.85	0.50
	B Shares	1,000.00	1,272.60	5.41	0.95
	C Shares	1,000.00	1,270.30	6.77	1.19
Moderate Allocation Strategy	I Shares	1,000.00	1,217.20	1.06	0.19
	A Shares	1,000.00	1,215.70	2.72	0.49
	B Shares	1,000.00	1,211.40	5.21	0.94
	C Shares	1,000.00	1,210.10	6.59	1.19

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	Excludes impact of dividend expense and transaction costs on securities sold short.

****	Information shown reflects values for the period from May 21, 2009 (commencement of operations) to September 30, 2009 and has been calculated using expense ratios and rates of return for the same period.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

Aggressive Growth Stock Fund	I Shares	1,000.00	1,019.05	6.07	1.20
	A Shares	1,000.00	1,017.49	7.64	1.51
Emerging Growth Stock Fund	I Shares	1,000.00	1,019.12	6.00	1.19
	A Shares	1,000.00	1,017.62	7.52	1.49
International Equity 130/30 Fund ***	I Shares	1,000.00	1,017.55	7.59	1.50
	A Shares	1,000.00	1,016.04	9.10	1.80
International Equity Fund	I Shares	1,000.00	1,018.80	6.33	1.25
	A Shares	1,000.00	1,017.30	7.84	1.55
International Equity Index Fund	I Shares	1,000.00	1,021.96	3.14	0.62
	A Shares	1,000.00	1,020.51	4.61	0.91
Large Cap Core Equity Fund	I Shares	1,000.00	1,020.56	4.56	0.90
	A Shares	1,000.00	1,019.30	5.82	1.15
	C Shares	1,000.00	1,015.54	9.60	1.90
Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.05	5.06	1.00
	A Shares	1,000.00	1,018.60	6.53	1.29
	C Shares	1,000.00	1,015.09	10.05	1.99
Large Cap Quantitative Equity Fund	I Shares	1,000.00	1,020.21	4.91	0.97
	A Shares	1,000.00	1,018.90	6.23	1.23
Large Cap Value Equity Fund	I Shares	1,000.00	1,020.96	4.15	0.82
	A Shares	1,000.00	1,019.45	5.67	1.12
	C Shares	1,000.00	1,015.94	9.20	1.82
Mid-Cap Core Equity Fund	I Shares	1,000.00	1,019.60	5.52	1.09
	A Shares	1,000.00	1,018.10	7.03	1.39
	C Shares	1,000.00	1,014.59	10.56	2.09

109

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value	Account Value	During Period*	During Period**
			04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

Mid-Cap Value Equity Fund	I Shares		1,000.00	1,019.80	5.32	1.05
	A Shares		1,000.00	1,018.30	6.83	1.35
	C Shares		1,000.00	1,014.79	10.35	2.05
Real Estate 130/30 Fund***	I Shares		1,000.00	1,017.85	7.28	1.44
	A Shares	****	1,000.00	1,018.00	5.17	1.41
Select Large Cap Growth Stock Fund	I Shares		1,000.00	1,020.36	4.76	0.94
	A Shares		1,000.00	1,018.85	6.28	1.24
	C Shares		1,000.00	1,015.34	9.80	1.94
Small Cap Growth Stock Fund	I Shares		1,000.00	1,018.95	6.17	1.22
	A Shares		1,000.00	1,017.45	7.69	1.52
	C Shares		1,000.00	1,013.94	11.21	2.22
Small Cap Value Equity Fund	I Shares		1,000.00	1,019.00	6.12	1.21
	A Shares		1,000.00	1,017.50	7.64	1.51
	C Shares		1,000.00	1,013.99	11.16	2.21
U.S Equity 130/30 Fund***	I Shares		1,000.00	1,018.95	6.17	1.22
Aggressive Growth Allocation Strategy	I Shares		1,000.00	1,024.12	0.96	0.19
	A Shares		1,000.00	1,022.61	2.48	0.49
	B Shares		1,000.00	1,020.36	4.76	0.94
	C Shares		1,000.00	1,019.10	6.02	1.19
Conservative Allocation Strategy	I Shares		1,000.00	1,024.07	1.01	0.20
	A Shares		1,000.00	1,022.56	2.54	0.50
	B Shares		1,000.00	1,020.31	4.81	0.95
	C Shares		1,000.00	1,019.10	6.02	1.19
Growth Allocation Strategy	I Shares		1,000.00	1,024.07	1.01	0.20
	A Shares		1,000.00	1,022.56	2.54	0.50
	B Shares		1,000.00	1,020.31	4.81	0.95
	C Shares		1,000.00	1,019.10	6.02	1.19
Moderate Allocation Strategy	I Shares		1,000.00	1,024.12	0.96	0.19
	A Shares		1,000.00	1,022.61	2.48	0.49
	B Shares		1,000.00	1,020.36	4.76	0.94
	C Shares		1,000.00	1,019.10	6.02	1.19

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	Excludes impact of dividend expense and transaction costs on securities sold short.

****	Information shown reflects values for the period from May 21, 2009 (commencement of operations) to September 30, 2009 and has been calculated using expense ratios and rates of return for the same period.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

110

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
www.ridgeworth.com
Investment Subadvisers:
Alpha Equity Management LLC
90 State House Square, Suite 1100
Hartford, CT 06103
www.alphaequityllc.com
Ceredex Value Advisors LLC
Lincoln Plaza, Suite 1600
300 South Orange Avenue
Orlando, FL 32801
www.ceredexvalue.com
Certium Asset Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
www. certiumllc.com
IronOak Advisors LLC
919 East Main Street, 15th Floor
Richmond, VA 23219
www.ironoakadvisors.com

Silvant Capital Management LLC
50 Hurt Plaza, Suite 1500
Atlanta, GA 30303
www.silvantcapital.com
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle,Washington 98101
www.zci.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworthfunds.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC
Not FDIC Insured • No Bank Guarantee • May Lose Value
Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.
RFSAR-EQ-0909
11/09

2009 Semi-Annual Report
Fixed Income and
Money Market Funds
September 30, 2009
RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

RIDGEWORTH FUNDS September 30, 2009

LETTER TO SHAREHOLDERS
September 30, 2009
Dear Valued Shareholder:
We are pleased to share with you our semi-annual report for the six-month period ended September 30, 2009. As we compare the environment today to the environment at the time of our last letter in March, we cannot remember two more distinct periods for the economy or the markets than those that we have just experienced. In the March letter, we spoke of severe economic weakness, market illiquidity, and plunging equity values. However, in this letter, we are pleased to report a dramatic period of recovery and repair which, though far from complete, helped spark a sharp rally in the global equity and credit markets.
In the past six months, we have likely witnessed the end to the most severe recession since the Great Depression and the beginning of what we believe will be a long recovery process. Federal Reserve Chairman Ben Bernanke commented that the recession is “very likely over,” reflecting the unmistakable increase in global activity in the third quarter. Global production rebounded sharply following a year and a half of aggressive cost cutting and plant closures that pushed aggregate output well below demand. Consumer spending also appeared to recover as consumers flocked to take advantage of bargains in the “cash-for-clunkers” stimulus program. As a result the economy grew at a 3 1/2% seasonally adjusted annual rate (real Gross Domestic Product1) in the third quarter. Still, the labor and housing markets remained weak. Headline inflation remained low due mostly to continued slack in the labor, housing and manufacturing sectors, but energy and commodity prices rose putting something of a floor under the Consumer Price Index.
The Federal Reserve kept rates unchanged against the backdrop of more stable/positive growth, further weakness in the value of the dollar, and budding inflation pressures, reiterating their intent to keep rates low for an “extended period.” Still, the Federal Open Market Committee noted that several market support programs that have been an important part of the quantitative easing effort will end or be gradually phased out. Historically, the Fed tends to wait until the economy is on solid footing after a period of pronounced weakness before it begins raising interest rates. Declining unemployment tends to have one of the better correlations with Fed actions.
Stocks moved sharply higher between March 31 and September 30, and the S&P 500 Index2 capped the best six-month performance in over 25 years. A 70% jump in financials led the rally, followed by strong gains in industrials, materials, and consumer discretionary stocks. The rebound in financials helped the value style easily outperform the growth style, though growth still led by a considerable margin over the past year. International stocks outperformed domestic stocks and were helped by a declining dollar. The bond market also gained during the period, helped by low short-term rates and a sharp narrowing in credit spreads. Corporate and high yield bonds outperformed, as improved growth prospects and increased liquidity boosted demand for higher yields.
Looking ahead, we believe the economy is turning the corner on the worst recession in recent memory and will generate positive growth into 2010. In that sense, we see the glass as half-full. To be sure, there are a number of headwinds facing the economy and the markets, including high consumer leverage, unwinding of the massive fiscal stimulus efforts, higher taxes, and an increase in costly regulation, which will likely slow the pace of rebuilding. These forces will not likely determine whether or not there is a recovery, but rather will tend to sculpt the character and trajectory of the expansion. Inflation will likely return to positive territory in 2010 as a lower dollar and firming commodity prices turn from the sharp declines over the past year. However, significant economic “slack” in the labor markets and manufacturing sector will likely keep core inflation low. We expect the Federal Reserve to gradually turn its attention to an exit strategy and begin raising short-term interest rates sometime next year, but the timing and pace will be determined by stability in the economy; especially the labor market.
We close this letter with a note of thanks to you, our valued shareholder and client. The markets performed very well over the past six months and our managers continued to deliver strong relative returns. But we know it comes on the heels of an unsettling period of instability, and we very much appreciate your continued confidence. Rest assured we will continue to work tirelessly to deliver the outstanding performance you have come to expect from the RidgeWorth Funds.
Sincerely,

David Eidson	Ashi Parikh
Chairman and CEO	President and CIO
RidgeWorth Capital Management, Inc.	RidgeWorth Capital Management, Inc.

[1]	Gross Domestic Product is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

[2]	The S&P 500 Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

PORTFOLIO COMPOSITION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2009
(Unaudited)
Corporate Bond Fund

Corporate Bonds	92.6%
Short-Term Investment	7.0%
Bank Loans	0.4%
Georgia Tax-Exempt Bond Fund

Municipal Bonds	98.9%
Money Market Funds	1.1%
High Grade Municipal Bond Fund

Municipal Bonds	93.8%
Money Market Funds	6.2%
High Income Fund

Corporate Bonds	77.6%
Money Market Fund	12.5%
Bank Loans	5.6%
Short-Term Investment	2.8%
Convertible Corporate Bonds	1.5%
Intermediate Bond Fund

U.S. Treasury Obligations	41.6%
Corporate Bonds	36.2%
U.S. Government Agency Mortgages	13.1%
Money Market Fund	6.4%
Collateralized Mortgage Obligations	2.2%
Asset-Backed Securities	0.3%
Short-Term Investment	0.2%
Investment Grade Bond Fund

Corporate Bonds	46.7%
U.S. Treasury Obligations	28.0%
U.S. Government Agency Mortgages	14.5%
Money Market Fund	7.7%
Collateralized Mortgage Obligations	2.5%
Asset-Backed Securities	0.4%
U.S. Government Agency	0.1%
Short-Term Investment	0.1%
Investment Grade Tax-Exempt Bond Fund

Municipal Bonds	83.6%
Money Market Funds	16.4%
Limited Duration Fund

Collateralized Mortgage Obligations	44.3%
Asset-Backed Securities	37.7%
Money Market Funds	18.0%
Limited-Term Federal Mortgage Securities Fund

U.S. Government Agency Mortgages	78.5%
Collateralized Mortgage Obligations	13.0%
U.S. Treasury Obligations	4.5%
Money Market Funds	3.7%
Asset-Backed Security	0.3%
Maryland Municipal Bond Fund

Municipal Bonds	95.4%
Money Market Funds	4.6%
North Carolina Tax-Exempt Bond Fund

Municipal Bonds	98.3%
Money Market Funds	1.7%
Seix Floating Rate High Income Fund

Bank Loans	79.5%
Corporate Bonds	13.2%
Money Market Funds	7.2%
Convertible Corporate Bond	0.1%
Seix Global Strategy Fund

Money Market Funds	91.8%
U.S. Treasury Obligations	8.2%
Seix High Yield Fund

Corporate Bonds	91.1%
Money Market Funds	3.9%
Short-Term Investment	3.4%
Bank Loans	1.2%
Convertible Corporate Bonds	0.4%
Short-Term Bond Fund

Corporate Bonds	40.0%
Collateralized Mortgage Obligations	15.5%
U.S. Treasury Obligations	14.2%
U.S. Government Agencies	10.5%
U.S. Government Agency Mortgages	9.3%
Money Market Funds	7.7%
Asset-Backed Securities	2.1%
Short-Term Investment	0.7%
Short-Term U.S. Treasury Securities Fund

U.S. Treasury Obligations	99.6%
Money Market Funds	0.4%
Portfolio composition is subject to change.

PORTFOLIO COMPOSITION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2009
(Unaudited)
Total Return Bond Fund

U.S. Government Agency Mortgages	30.8%
Corporate Bonds	23.9%
U.S. Treasury Obligations	20.2%
Money Market Funds	15.5%
Collateralized Mortgage Obligations	9.1%
Asset-Backed Securities	0.4%
Short-Term Investment	0.1%
Ultra-Short Bond Fund

Corporate Bonds	31.5%
U.S. Government Agency Mortgages	24.2%
Collateralized Mortgage Obligations	16.1%
U.S. Treasury Obligations	11.3%
U.S. Government Agencies	7.3%
Money Market Fund	4.6%
Asset-Backed Securities	3.8%
Short-Term Investment	1.2%
U.S. Government Securities Fund

U.S. Treasury Obligations	97.9%
Money Market Funds	2.1%

U.S. Government Securities Ultra-Short Bond Fund

U.S. Government Agency Mortgages	83.9%
Money Market Funds	12.4%
U.S. Treasury Obligation	2.9%
Collateralized Mortgage Obligation	0.8%
Virginia Intermediate Municipal Bond Fund

Municipal Bonds	95.5%
Money Market Funds	4.5%
Prime Quality Money Market Fund

Commercial Paper	43.4%
U.S. Government Agencies	22.5%
Certificates of Deposit	20.1%
Money Market Funds	5.9%
Corporate Bonds	3.2%
Time Deposits	2.2%
Municipal Bonds	1.6%
Repurchase Agreements	1.1%
Tax-Exempt Money Market Fund

Municipal Bonds	94.9%
Money Market Funds	5.1%
U.S. Government Securities Money Market Fund

U.S. Government Agencies	54.6%
Repurchase Agreements	32.9%
Money Market Funds	12.0%
U.S. Treasury Obligation	0.5%
U.S. Treasury Money Market Fund

U.S. Treasury Obligation	60.3%
Repurchase Agreements	39.7%
Virginia Tax-Free Money Market Fund

Municipal Bonds	95.1%
Money Market Funds	4.9%
Portfolio composition is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loan (0.3%)
Diversified Financial Services (0.3%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(b)(c)	1,101	661

Total Bank Loan		661

Corporate Bonds (92.9%)
Aerospace/Defense (0.5%)
Boeing Co. (The), 5.125%, 02/15/13	771	829

Banks (3.4%)
Bank of New York Mellon (The), 4.300%, 05/15/14	980	1,038
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,294	1,402
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	603	642
Northern Trust Corp., 5.200%, 11/09/12	48	52
Northern Trust Corp., 4.625%, 05/01/14	2,650	2,820

		5,954

Beverages (3.1%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(d)	1,389	1,832
Diageo Capital PLC, 5.200%, 01/30/13	847	908
PepsiCo, Inc., 7.900%, 11/01/18	1,187	1,499
SABMiller PLC, 6.200%, 07/01/11(d)	1,012	1,079

		5,318

Commercial Services (1.9%)
ERAC USA Finance Co., 5.800%, 10/15/12(d)	405	420
Veolia Environnement, 6.000%, 06/01/18	547	589
Xerox Corp., 5.500%, 05/15/12	699	733
Xerox Corp., 6.350%, 05/15/18	1,454	1,512

		3,254

Computers (0.2%)
Hewlett-Packard Co., 4.500%, 03/01/13	61	65
Hewlett-Packard Co., 6.125%, 03/01/14	259	292

		357

Consumer Staples (1.3%)
Kellogg Co., 4.250%, 03/06/13	741	778
Kimberly-Clark Corp., 7.500%, 11/01/18	341	425
Kroger Co. (The), 7.500%, 01/15/14	703	810
Walgreen Co., 4.875%, 08/01/13	223	240

		2,253

Diversified Financial Services (19.3%)
ABX Financing Co., 6.350%, 10/15/36(d)	600	671
BP Capital Markets PLC, 5.250%, 11/07/13	2,514	2,754
CME Group, Inc., 5.400%, 08/01/13	1,108	1,198
CME Group, Inc., 5.750%, 02/15/14	1,778	1,946
Credit Suisse (USA), Inc., 6.125%, 11/15/11	704	760
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,160	1,257
Fund American Cos., Inc., 5.875%, 05/15/13	788	753
Goldman Sachs Group, Inc., 6.150%, 04/01/18	96	101
Goldman Sachs Group, Inc., 7.500%, 02/15/19	1,085	1,241
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	541	588
Jefferies Group, Inc., 5.875%, 06/08/14	1,308	1,327
Jefferies Group, Inc., 8.500%, 07/15/19	3,463	3,665
Lazard Group LLC, 7.125%, 05/15/15	962	972
Lazard Group LLC, 6.850%, 06/15/17	1,086	1,070
Morgan Stanley, 7.300%, 05/13/19	1,759	1,935
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	2,063	2,181
NYSE Euronext, 4.800%, 06/28/13	1,319	1,401
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	758	817
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	3,513	3,891
TIAA Global Markets, 5.125%, 10/10/12(d)	482	517
Woodside Finance Ltd., 8.750%, 03/01/19(d)	3,788	4,466

		33,511

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Operations (1.3%)
Bunge Ltd. Finance Co., 8.500%, 06/15/19	722	832
Illinois Tool Works, Inc., 6.250%, 04/01/19(d)	1,317	1,509

		2,341

Electric (7.5%)
Alabama Power Co., 5.800%, 11/15/13	132	146
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	439	525
E.ON International Finance BV, 5.800%, 04/30/18(d)	3,139	3,378
Enel Finance International, 6.800%, 09/15/37(d)	814	945
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,867	2,038
Georgia Power Co., 6.000%, 11/01/13	480	537
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	807	871
Pacific Gas & Electric Co., 8.250%, 10/15/18	66	84
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,083	1,205
Public Service Colorado, Ser 17, 6.250%, 09/01/37	723	840
Southern California Edison Co., 5.750%, 03/15/14	1,005	1,114
Virginia Electric & Power Co., 8.875%, 11/15/38	869	1,236
Wisconsin Power & Light Co., 6.375%, 08/15/37	78	89

		13,008

Health Care (3.7%)
Beckman Coulter, Inc., 6.000%, 06/01/15	902	984
Hospira, Inc., Ser G, MTN, 6.400%, 05/15/15	1,486	1,652
Pfizer, Inc., 6.200%, 03/15/19	3,436	3,873

		6,509

Insurance (4.2%)
Allstate Corp., 7.450%, 05/16/19	2,545	3,033
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,299	1,376
MetLife, Inc., Ser A, 6.817%, 08/15/18	751	836
Nationwide Mutual Insurance Co., 9.375%, 08/15/39(d)	1,982	2,112

		7,357

Materials (3.4%)
Newmont Mining Corp., 6.250%, 10/01/39	5,111	5,076
Nucor Corp., 5.850%, 06/01/18	851	932

		6,008

Media (4.3%)
DIRECTV Holdings LLC, 5.875%, 10/01/19(d)	2,414	2,399
Thomson Reuters Corp., 5.950%, 07/15/13	24	26
Time Warner Cable, Inc., 8.250%, 02/14/14	1,377	1,605
Time Warner Cable, Inc., 5.850%, 05/01/17	2,926	3,085
Viacom, Inc., 6.125%, 10/05/17	323	346

		7,461

Metals (2.3%)
ArcelorMittal, 6.125%, 06/01/18	1,684	1,659
ArcelorMittal, 9.850%, 06/01/19	1,338	1,583
Barrick Gold Corp., 6.950%, 04/01/19	686	803

		4,045

Miscellaneous Manufacturer (3.5%)
General Electric Co., 5.000%, 02/01/13	3,085	3,254
General Electric Co., 5.250%, 12/06/17	688	706
Siemens Financierings NV, 6.125%, 08/17/26(d)	825	915
Wesfarmers Ltd., 6.998%, 04/10/13(d)	1,102	1,179

		6,054

Oil & Gas (6.2%)
Anadarko Petroleum Corp., 5.750%, 06/15/14	861	924
Apache Corp., 6.000%, 01/15/37	469	522
Halliburton Co., 6.150%, 09/15/19	1,364	1,530
Praxair, Inc., 4.625%, 03/30/15	1,028	1,107
Pride International, Inc., 8.500%, 06/15/19	1,296	1,426
Shell International Finance BV, 6.375%, 12/15/38	978	1,161
Transocean, Inc., 6.000%, 03/15/18	497	531

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Transocean, Inc., 6.800%, 03/15/38	836	957
Weatherford International Ltd., 9.625%, 03/01/19	1,498	1,875
Weatherford International Ltd., 6.500%, 08/01/36	812	828

		10,861

Pharmaceuticals (8.0%)
Covidien International Finance SA, 6.000%, 10/15/17	141	156
Eli Lilly & Co., 4.200%, 03/06/14	1,601	1,699
Express Scripts, Inc., 5.250%, 06/15/12	4,031	4,279
GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	1,595	1,714
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,147	1,257
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,126	1,199
Roche Holdings, Inc., 7.000%, 03/01/39(d)	1,901	2,360
Schering-Plough Corp., 6.550%, 09/15/37	662	803
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	484	520

		13,987

Pipelines (7.0%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,150	1,295
El Paso Natural Gas, 5.950%, 04/15/17	305	315
Energy Transfer Partners LP, 9.000%, 04/15/19	1,470	1,767
Energy Transfer Partners LP, 7.500%, 07/01/38	1,006	1,161
Enterprise Products Operating LP, 5.250%, 01/31/20	2,377	2,375
Rockies Express Pipeline LLC, 6.850%, 07/15/18(d)	251	281
Southern Natural Gas Co., 5.900%, 04/01/17(d)	39	40
TransCanada Pipelines, 6.200%, 10/15/37	163	178
TransCanada Pipelines, 7.625%, 01/15/39	2,898	3,698
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	65	70
Williams Cos., Inc. (The), 8.750%, 01/15/20	875	1,006

		12,186

Retail (0.9%)
Tesco PLC, 5.500%, 11/15/17(d)	359	374
Tesco PLC, 6.150%, 11/15/37(d)	484	518
Wal-Mart Stores, Inc., 6.500%, 08/15/37	622	726

		1,618

Software (2.1%)
Intuit, Inc., 5.750%, 03/15/17	19	20
Microsoft Corp., 2.950%, 06/01/14	1,764	1,788
Oracle Corp., 5.750%, 04/15/18	1,704	1,878

		3,686

Telecommunication Services (8.3%)
AT&T, Inc., 4.950%, 01/15/13	1,020	1,088
AT&T, Inc., 5.100%, 09/15/14	1,771	1,909
AT&T, Inc., 6.450%, 06/15/34	473	498
Cisco Systems, Inc., 5.500%, 02/22/16	2,027	2,232
Comcast Corp., 6.450%, 03/15/37	568	601
Rogers Wireless, Inc., 7.500%, 03/15/15	343	395
Verizon Communications, Inc., 5.250%, 04/15/13	1,004	1,087
Verizon Communications, Inc., 5.550%, 02/15/16	1,746	1,891
Verizon Communications, Inc., 8.950%, 03/01/39	1,274	1,745
Verizon Wireless Capital LLC, 5.550%, 02/01/14(d)	1,769	1,912
Vodafone Group PLC, 5.500%, 06/15/11	1,028	1,092

		14,450

Transportation (0.5%)
Paccar, Inc., 6.375%, 02/15/12	823	889
Union Pacific Corp., 7.875%, 01/15/19	27	33

		922

Total Corporate Bonds		161,969

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Corporate Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (7.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/09(a)	12,321	12,321

Total Short-Term Investment		12,321

Total Investments (Cost $162,364)(e) — 100.3%		174,951
Liabilities in excess of other assets — (0.3)%		(569)

Net Assets — 100.0%		$174,382

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)

East Valley Tourist Development Authority	08/06/07	1,090	1,101	661	0.38

(c)	Security in default.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 15.4% of net assets as of September 30, 2009.

(e)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (98.1%)
Georgia (94.4%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,886
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,055
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/35, Callable 06/15/19 @ 100	1,450	1,540
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/39, Callable 06/15/19 @ 100	2,915	3,090
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,500	1,642
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000	3,411
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000	4,483
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	10,500	10,867
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	5,261
Atlanta Airport Project, Ser B, RB, AMT, 6.000%, 01/01/18, Callable 01/01/10 @ 101, FGIC	2,150	2,180
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, FSA	1,750	1,897
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	2,127
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	4,500	4,770
Bartow County, GO, 5.000%, 08/01/12, NATL-RE	2,000	2,183
Bartow County, GO, 4.500%, 08/01/13, MBIA	3,000	3,278
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,123
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 5.050%, 11/01/48	1,000	1,061
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,105
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA	1,885	2,029
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC	1,000	1,009
Cherokee County Georgia School System, GO, 5.000%, 08/01/23, Callable 08/01/19 @ 100, State Aid Withholding	750	868
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	1,285	1,349

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	925
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	981
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	1,130
De Kalb County Water & Sewer, Ser B, RB, 5.250%, 10/01/32, Callable 10/01/26 @ 100, FSA	10,500	12,437
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/10 @ 100, AMBAC	1,055	1,156
Douglasville, GO, 3.000%, 02/01/11, Assured Guaranty	520	534
Douglasville, GO, 5.000%, 02/01/28, Callable 02/01/19 @ 100, Assured Guaranty	1,000	1,100
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	1,133
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,277
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, MBIA	3,000	3,282
Forsyth County, Ser A, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825	7,852
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,335
Fulton County Development Authority, Georgia Technology Facilities Project, Ser A, RB, 5.000%, 06/01/40, Callable 06/01/19 @ 100	1,000	1,074
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,645	1,720
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,486
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,597
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	1,034
Fulton County Development Authority, Robert Woodruff, Ser B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300	1,400
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	2,118
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, FGIC	2,425	2,516
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, FGIC	2,400	2,502
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/10 @ 100, ETM	1,900	2,405
Georgia State Finance & Investment Commission, GO, 5.000%, 05/01/23, Callable 05/01/19 @ 100	3,000	3,510

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Georgia State Finance & Investment Commission, GO, 5.000%, 05/01/26, Callable 05/01/19 @ 100	3,000	3,437
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065	1,184
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,065	1,132
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	3,030
Georgia State Road & Tollway Authority, Federal Highway Reimbursement, Ser A, RB, 5.000%, 06/01/20, Callable 06/01/18 @ 100, FSA	1,130	1,296
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425	439
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,907
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	2,084
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,354
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	3,500	3,952
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	2,115	2,314
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	1,380	1,493
Henry County School District, GO, 5.000%, 04/01/12, State Aid Withholding	1,345	1,478
Henry County Water & Sewer Authority, RB, 6.150%, 02/01/20, AMBAC	2,100	2,568
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000	1,093
Macon-Bibb County Hospital Authority, The Medical Center of Central Georgia, Inc., RB, 5.000%, 08/01/32, Callable 08/01/19 @ 100	4,445	4,566
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,215	3,452
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,865
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @ 100, MBIA	1,435	1,633
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,527
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000	3,356
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/32, Callable 09/01/19 @ 100	4,500	4,931
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/35, Callable 09/01/19 @ 100	1,000	1,086

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100	10,455	11,248
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	2,111
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,134

		187,388

Puerto Rico (3.7%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	1,965	2,108
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,300	2,498
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	2,435	2,676

		7,282

Total Municipal Bonds		194,670

Money Market Funds (1.1%)
Federated Tax-Free Obligations Fund	1,265,444	1,265
SEI Tax-Exempt Trust, Institutional Tax Free Fund	954,843	955

Total Money Market Funds		2,220

Total Investments (Cost $185,834)(a) — 99.2%		196,890
Other assets in excess of liabilities — 0.8%		1,576

Net Assets — 100.0%		$198,466

(a)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RAN	— Revenue Anticipation Note

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

NATL-RE	— Reinsurance provided by National Reinsurance

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.2%)
Alabama (3.0%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, Assured Guaranty	2,000	2,182

Alaska (4.9%)
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, Assured Guaranty	1,000	1,176
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, Assured Guaranty	2,000	2,381

		3,557

California (3.2%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	2,000	2,307

District of Columbia (4.8%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000	2,314
District of Columbia, Income Tax, Ser B, RB, 5.250%, 12/01/29, Callable 12/01/19 @ 100	1,000	1,140

		3,454

Florida (15.9%)
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, FSA	2,725	3,040
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, MBIA	1,000	1,130
Miami-Dade County Public Facilities, Jackson Health System, RB, 5.750%, 06/01/39, Callable 06/01/19 @ 100, Assured Guaranty	1,500	1,610
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,076
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	1,000	1,174
Pasco County Water & Sewer, Ser B, RB, 6.760%, 10/01/39, Callable 10/01/19 @ 100	1,750	1,848
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%, 10/01/09, MBIA	505	505
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/10 @ 100, MBIA	1,075	1,088

		11,471

Hawaii (2.6%)
Honolulu City & County Wastewater System, Recover Zone Economic Development, RB, 6.339%, 07/01/39, Callable 07/01/19 @ 100	1,800	1,858

Idaho (3.9%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500	2,787

Illinois (6.2%)
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	3,000	3,353
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000	1,129

		4,482

Iowa (2.9%)
Iowa Finance Authority Health Facilities, Central Iowa Health System, RB, 5.250%, 02/15/29, Callable 02/15/19 @ 100, Assured Guaranty	2,000	2,100

Kansas (2.2%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	1,500	1,613

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Louisiana (3.3%)
Louisiana Local Government Environmental Facilities & Community Development, LCTCS Facilities Corp., Ser B, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100, Assured Guaranty	2,250	2,392

Maine (3.9%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100	2,500	2,840

Massachusetts (3.2%)
Massachusetts State Water Pollution Abatement Trust, RB, 5.000%, 08/01/23, Callable 08/01/19 @ 100	2,000	2,324

New Jersey (6.2%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	1,000	1,096
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	3,000	3,382

		4,478

South Carolina (1.5%)
South Carolina Jobs-Economic Development Hospital Authority, Anmed Health, Ser B, RB, 5.500%, 02/01/38, Callable 02/01/19 @ 100, Assured Guaranty	1,000	1,063

Texas (18.1%)
Alvarado Independent School District, School Building, GO, 4.500%, 02/15/34, Callable 02/15/17 @ 100, PSF-GTD	2,000	2,031
Cypress-Fairbanks Independent School District, GO, 4.500%, 02/15/23	2,000	2,190
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000	4,810
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000	1,140
Palestine Independent School District, GO, 5.500%, 02/15/27, Callable 02/15/19 @ 100, Assured Guaranty	2,500	2,864

		13,035

Washington (7.4%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC	1,635	1,899
Washington State, Motor Vehicle Fuel, GO, 5.000%, 08/01/18	1,000	1,182
Washington State, Ser 2010A, GO, 5.000%, 08/01/28, Callable 08/01/19 @ 100	2,000	2,235

		5,316

Total Municipal Bonds		67,259

Money Market Funds (6.1%)
Federated Tax-Free Obligations Fund	2,893,414	2,893
SEI Tax-Exempt Trust, Institutional Tax Free Fund	1,518,299	1,518

Total Money Market Funds		4,411

Total Investments (Cost $66,403)(a) — 99.3%		71,670
Other assets in excess of liabilities — 0.7%		473

Net Assets — 100.0%		$72,143

(a)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

BHAC	— Security Guaranteed by Berkshire Hathaway Assurance Corporation

COP	— Certificate of Participation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (6.1%)
Auto Manufacturers (0.8%)
Ford Motor Co., 3.494%, 12/15/13(a)(b)	609	540

Chemicals (1.9%)
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	125	81
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	237	155
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	414	271
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	76	50
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	414	271
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	95	62
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	414	271
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	33	22
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	95	62
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	95	62

		1,307

Diversified Financial Services (1.2%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(d)(e)	1,402	841

Health Care (1.8%)
Talecris Biotherapeutics, Inc., 3.960%, 12/06/13(a)(b)	792	774
Talecris Biotherapeutics, Inc., 6.960%, 12/18/14(a)(b)	500	489

		1,263

Lodging (0.4%)
Harrah’s Operating Co., Inc., 0.000%, 10/23/16(a)(c)	275	272

Total Bank Loans		4,223

Corporate Bonds (84.1%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	100	103

Aerospace/Defense (1.5%)
DAE Aviation Holdings, Inc., 11.250%, 08/01/15, Callable 08/01/11 @ 105.62(b)	1,000	780
Hawker Beechcraft Acquisition Co., 9.750%, 04/01/17, Callable 04/01/12 @ 104.88	500	305

		1,085

Airlines (2.8%)
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	1,185	1,105
Delta Air Lines, Inc., Ser 2001-1, Cl B, 7.711%, 09/18/11	905	837

		1,942

Auto Manufacturers (1.7%)
Motors Liquidation Co., 7.200%, 01/15/11(b)(e)(f)	8,000	1,220

Building (0.9%)
Centex Corp., 6.500%, 05/01/16	245	249
D.R. Horton, Inc., 6.500%, 04/15/16	115	113
Owens Corning, Inc., 9.000%, 06/15/19	195	209
Pulte Homes, Inc., 5.250%, 01/15/14	65	63

		634

Building Materials (0.3%)
Texas Industries, Inc., 7.250%, 07/15/13, Callable 11/02/09 @ 103.63	225	216

Chemicals (1.7%)
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25(b)	2,125	1,009
Nalco Co., 8.250%, 05/15/17(b)	150	158

		1,167

Commercial Services (2.8%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/10 @ 103.30	675	655
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25	445	463
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(d)	155	78
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	140	151

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	555	594

		1,941

Computers (0.1%)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	35	38

Diversified Financial Services (11.8%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	290	266
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	205	158
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	110	77
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	1,300	909
Bank of America Corp., Ser K, 8.000%(g)	460	409
CapitalSource, Inc., 12.750%, 07/15/14(b)	585	583
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	560	498
E*Trade Financial Corp. (PIK), 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	1,600	1,775
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	1,600	1,700
Ford Motor Credit Co. LLC, 8.625%, 11/01/10	450	455
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	43	40
HBOS PLC, MTN, 5.375%(b)(g)	165	106
Nuveen Investments, Inc., 10.500%, 11/15/15, Callable 11/15/11 @ 105.25(b)	1,175	1,016
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(g)	500	245

		8,237

Diversified Minerals (3.6%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	325	312
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	1,105	1,224
Teck Resources Ltd., 9.750%, 05/15/14(b)	315	347
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38(b)	170	198
Teck Resources Ltd., 6.125%, 10/01/35	530	451

		2,532

Diversified Operations (0.7%)
Leucadia National Corp., 8.125%, 09/15/15	500	510

Electric (5.4%)
Energy Future Holdings Corp. (PIK), 11.250%, 11/01/17, Callable 11/01/12 @ 105.62	1,200	792
Energy Future Holdings Corp., Ser P, 5.550%, 11/15/14	1,425	971
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	295	303
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	135
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	590	571
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(f)	800	822
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	194	195

		3,789

Electronics (0.3%)
Jabil Circuit, Inc., 7.750%, 07/15/16	175	178

Forest Products & Paper (2.5%)
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(f)	150	154
Verso Paper Holdings LLC, Ser B, 9.125%, 08/01/14, Callable 08/01/10 @ 104.56	1,350	999
Verso Paper Holdings LLC, Ser B, 11.375%, 08/01/16, Callable 08/01/11 @ 105.69	1,000	628

		1,781

Health Care (7.2%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	500	538

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/11 @ 106.94	1,075	1,160
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	425	436
Elan Corp. PLC, 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	300	296
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	920	951
Health Management Associates, Inc., 6.125%, 04/15/16	220	205
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600	509
Tenet Healthcare Corp., 7.375%, 02/01/13	95	94
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	475	500
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	360	353

		5,042

Household Products/Wares (1.1%)
ACCO Brands Corp., 7.625%, 08/15/15, Callable 08/15/10 @ 103.81	965	801

Insurance (1.6%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	300	180
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	239
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	140	90
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	270	240
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	75	54
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	425	287

		1,090

Lodging (3.1%)
MGM Mirage, Inc., 5.875%, 02/27/14	590	463
MGM Mirage, Inc., 10.375%, 05/15/14(b)	270	288
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	260	284
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	1,130	1,102

		2,137

Machinery Diversified (2.0%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	870	870
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	300	310
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200	218

		1,398

Media (4.8%)
Cablevision Systems Corp., 8.625%, 09/15/17(b)	465	480
Gannett Co., Inc., 8.750%, 11/15/14	350	345
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	1,010	1,062
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	695	702
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	129
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	450	459
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	150	158

		3,335

Miscellaneous Manufacturer (0.5%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	77
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/09 @ 103.29	239	247

		324

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas (4.7%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	115	119
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	275	289
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	204
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	84
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	290	294
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	80	73
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	280	276
Sabine Pass LNG LP, 7.500%, 11/30/16	1,065	908
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	725	689
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	400	378

		3,314

Packaging & Containers (1.8%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	155	158
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	285	302
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	55	59
Smurfit-Stone Container Corp., 8.375%, 07/01/12, Callable 07/01/10 @ 100(b)(e)(f)	500	357
Smurfit-Stone Container Corp., 8.250%, 10/01/12, Callable 10/01/09 @ 101.38(b)(e)	500	356

		1,232

Pipelines (3.8%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	166
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,000	925
Dynegy Holdings, Inc., 7.750%, 06/01/19	500	426
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	1,190	1,119

		2,636

REITs (0.7%)
FelCor Lodging LP, 10.000%, 10/01/14(b)	500	484

Retail (0.6%)
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	45	44
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	45	44
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	130	122
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	235	215

		425

Telecommunication Services (14.2%)
Centennial Communications Corp., 6.347%, 01/01/13, Callable 01/01/10 @ 100(a)	2,100	2,046
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	325	329
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	370	389
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	130	131
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	700	709
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	250	252
Level 3 Financing, Inc., 4.601%, 02/15/15, Callable 12/15/09 @ 102(a)	270	193
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	1,205	1,000
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	350	348

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Sprint Capital Corp., 7.625%, 01/30/11	360	369
Sprint Capital Corp., 8.375%, 03/15/12	100	103
Sprint Capital Corp., 6.900%, 05/01/19	1,515	1,356
Sprint Capital Corp., 8.750%, 03/15/32	240	227
Telcordia Technologies, Inc., 4.259%, 07/15/12, Callable 10/19/09 @ 101(a)(b)	925	798
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	225	237
West Corp., 9.500%, 10/15/14, Callable 10/15/10 @ 104.75	250	245
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	375	413
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	700	789

		9,934

Transportation (1.8%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	425	404
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	800	832

		1,236

Total Corporate Bonds		58,761

Convertible Corporate Bonds (1.6%)
Diversified Financial Services (1.6%)
AmeriCredit Corp., 0.750%, 09/15/11	1,285	1,123

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	6	5

Total Convertible Corporate Bonds		1,128

Short-Term Investment (3.0%)
RidgeWorth Funds Securities Lending Joint Account(h)(i)	2,090	2,090

Total Short-Term Investment		2,090

Money Market Fund (13.5%)
RidgeWorth Institutional Cash Management Money Market Fund(i)	9,457,718	9,458

Total Money Market Fund		9,458

Total Investments (Cost $71,462)(j) — 108.3%		75,660
Liabilities in excess of other assets — (8.3)%		(5,792)

Net Assets — 100.0%		$69,868

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 38.6% of net assets as of September 30, 2009.

(c)	This security has not settled as of September 30, 2009 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)

East Valley Tourist Development Authority	08/06/07	1,388	1,402	841	1.20
Local Insight Regatta Holdings, Inc.	12/19/08	155	155	78	0.11

(e)	Security in default.

(f)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $1,896.

(g)	Perpetual maturity.

(h)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(i)	Affiliate investment.

(j)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

PIK	— Payment in-kind

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.3%)
Automobiles ABS (0.0%)
USAA Auto Owner Trust, Ser 2006-4, Cl A4, 4.900%, 10/15/12	53	55

Home Equity ABS (0.1%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.280%, 01/25/33(a)	1,185	954

Utility ABS (0.2%)
Atlantic City Electric Transition Funding LLC, Ser 2002-1, Cl A4, 5.550%, 10/20/23	1,591	1,754
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	1,348	1,428

		3,182

Total Asset-Backed Securities		4,191

Collateralized Mortgage Obligations (2.2%)
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.174%, 12/15/35	5,340	5,431
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	1,808	1,793
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	8,627	8,949
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	1,231	1,261
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	2,292	2,376
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26	1,574	1,627
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.644%, 11/15/30(a)	1,753	1,792
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 7.214%, 03/15/30(a)	5,263	5,812
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42	4,533	4,538

Total Collateralized Mortgage Obligations		33,579

Corporate Bonds (36.3%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	70	72
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	105	113
Lamar Media Corp., 9.750%, 04/01/14(b)	210	227

		412

Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	300	323
General Dynamics Corp., 5.250%, 02/01/14	2,770	3,036
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(b)	50	50
United Technologies Corp., 6.125%, 02/01/19	7,493	8,573

		11,982

Airlines (0.0%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	245	245
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	375	350

		595

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	75	78

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Auto Parts & Equipment (0.0%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	60	64
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	190	206

		270

Banks (0.8%)
Bank of New York Mellon (The), 4.300%, 05/15/14	745	789
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	3,578	3,877
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	1,747	1,860
Northern Trust Corp., 5.200%, 11/09/12	3,698	3,969
Northern Trust Corp., 4.625%, 05/01/14	927	986

		11,481

Beverages (1.1%)
Anheuser-Busch InBev NV, 7.750%, 01/15/19(b)	5,438	6,435
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	220	220
Diageo Capital PLC, 5.200%, 01/30/13	1,814	1,944
PepsiCo, Inc., 7.900%, 11/01/18	3,825	4,830
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,632

		17,061

Building (0.0%)
Centex Corp., 6.500%, 05/01/16	190	193
KB Home, 9.100%, 09/15/17	95	102
Owens Corning, Inc., 9.000%, 06/15/19	130	140
Pulte Homes, Inc., 5.250%, 01/15/14	175	170

		605

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	110	115
USG Corp., 9.500%, 01/15/18(c)	50	48

		163

Chemicals (0.3%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	395	423
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	110	111
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	3,655	3,981
Huntsman International LLC, 5.500%, 06/30/16(b)	75	64
Nalco Co., 8.250%, 05/15/17(b)	110	116

		4,695

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	95	98

Commercial Services (1.0%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,588	2,684
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,902	1,865
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	90	97
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100	130	130
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	135	144
Veolia Environnement, 6.000%, 06/01/18	3,534	3,803
Xerox Corp., 5.500%, 05/15/12	2,226	2,334
Xerox Corp., 6.350%, 05/15/18	3,121	3,245

		14,302

Computers (0.9%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,473	1,573

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Computers—continued

Hewlett-Packard Co., 6.125%, 03/01/14	219	247
IBM Corp., 7.625%, 10/15/18	9,985	12,287
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	25	27

		14,134

Consumer Staples (1.2%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	200	205
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/13 @ 104(b)	105	105
Kellogg Co., 4.250%, 03/06/13	2,584	2,714
Kimberly-Clark Corp., 7.500%, 11/01/18	1,616	2,012
Kroger Co. (The), 7.500%, 01/15/14	2,449	2,822
Procter & Gamble Co., 4.600%, 01/15/14	6,260	6,725
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	310	301
SUPERVALU, Inc., 8.000%, 05/01/16	205	212
Tyson Foods, Inc., 10.500%, 03/01/14(b)	150	170
Walgreen Co., 4.875%, 08/01/13	3,069	3,308

		18,574

Diversified Financial Services (6.9%)
ABX Financing Co., 5.750%, 10/15/16(b)	1,760	1,869
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	195	179
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	145	125
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	155	120
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	135	95
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	300	210
Bank of America Corp., Ser K, 8.000%(d)	400	356
BP Capital Markets PLC, 5.250%, 11/07/13	9,272	10,157
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	420	373
CME Group, Inc., 5.400%, 08/01/13	3,214	3,474
CME Group, Inc., 5.750%, 02/15/14	5,467	5,983
Credit Suisse (USA), Inc., 6.125%, 11/15/11	3,312	3,575
Credit Suisse (USA), Inc., 6.500%, 01/15/12	2,686	2,910
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	100	97
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	100	97
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	200	192
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	45	42
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	525	514
Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)	150	164
Fund American Cos., Inc., 5.875%, 05/15/13	3,259	3,114
Goldman Sachs Group, Inc., 6.150%, 04/01/18	314	330
Goldman Sachs Group, Inc., 7.500%, 02/15/19	2,106	2,408
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	1,676	1,823
HBOS PLC, MTN, 5.375%(b)(d)	110	70
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	2,938
Jefferies Group, Inc., 8.500%, 07/15/19	6,189	6,550
Lazard Group LLC, 7.125%, 05/15/15	3,815	3,853

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Lazard Group LLC, 6.850%, 06/15/17	561	553
Morgan Stanley, 7.300%, 05/13/19	6,049	6,656
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	6,147	6,500
NYSE Euronext, 4.800%, 06/28/13	3,944	4,190
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	6,518	7,023
Rio Tinto Finance (USA) Ltd., 6.500%, 07/15/18	4,961	5,335
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(d)	300	147
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	365	369
TIAA Global Markets, 5.125%, 10/10/12(b)	4,965	5,326
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,868	4,342
Woodside Finance Ltd., 8.750%, 03/01/19(b)(e)	10,438	12,304

		104,363

Diversified Minerals (0.1%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	290	321
Teck Resources Ltd., 9.750%, 05/15/14(b)	30	33
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38(b)	405	471
Teck Resources Ltd., 6.125%, 10/01/35	25	21

		846

Diversified Operations (0.5%)
Illinois Tool Works, Inc., 6.250%, 04/01/19(b)	5,985	6,856
Leucadia National Corp., 8.125%, 09/15/15	420	428

		7,284

Electric (3.0%)
AES Corp. (The), 7.750%, 03/01/14	300	302
AES Corp. (The), 9.750%, 04/15/16(b)	25	27
AES Corp. (The), 8.000%, 10/15/17	25	25
Alabama Power Co., 5.800%, 11/15/13	3,793	4,190
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	160	162
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	125	128
CMS Energy Corp., 6.300%, 02/01/12	100	102
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	1,509	1,806
E.ON International Finance BV, 5.800%, 04/30/18(b)	6,905	7,431
Edison Mission Energy, 7.500%, 06/15/13	350	328
Enel Finance International, 5.700%, 01/15/13(b)	10,192	10,939
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44	850	642
Exelon Generation Co. LLC, 6.200%, 10/01/17	3,852	4,204
Georgia Power Co., 6.000%, 11/01/13	2,373	2,656
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	115	118
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	4,660	4,927
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	645	642
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	960	929
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	40	40
Pacific Gas & Electric Co., 8.250%, 10/15/18	1,079	1,371
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(e)	434	446

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	232	235
Southern California Edison Co., 5.750%, 03/15/14	4,048	4,487

		46,137

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	124	121
Jabil Circuit, Inc., 7.750%, 07/15/16	105	107
Jabil Circuit, Inc., 8.250%, 03/15/18	200	203

		431

Entertainment (0.1%)
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(b)	90	90
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	175	182
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	165	172
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	300	297

		741

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	70	73

Forest Products & Paper (0.0%)
Georgia-Pacific LLC, 8.125%, 05/15/11	260	270
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	280	275
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(e)	100	103

		648

Health Care (0.5%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	175	188
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	195	208
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	420	430
Elan Corp. PLC, 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	100	99
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94	35	36
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	75	76
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	100	103
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	45	47
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	105	111
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	165	172
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(b)	275	276
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	215	207
Pfizer, Inc., 6.200%, 03/15/19	5,131	5,783
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	100	106
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	140	147

		7,989

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Household Products/Wares (0.0%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(b)	125	131

Industrials (0.0%)
Mohawk Industries, Inc., 6.625%, 01/15/16	125	124

Insurance (0.9%)
Allstate Corp., 7.450%, 05/16/19	5,915	7,050
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100	235	141
Berkshire Hathaway, Inc., 4.600%, 05/15/13	3,506	3,714
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	75	48
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	150	134
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	80	57
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	65	44
MetLife, Inc., Ser A, 6.817%, 08/15/18	1,642	1,828

		13,016

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	210	218
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	60	61
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	150	154
MGM Mirage, Inc., 10.375%, 05/15/14(b)	170	181
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	10	11
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	130	127
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	70	73
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(e)	140	135

		960

Machinery Diversified (0.0%)
Case New Holland, Inc., 7.750%, 09/01/13(b)	40	40
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	50	52
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	180	196

		288

Materials (1.0%)
Newmont Mining Corp., 5.125%, 10/01/19	14,531	14,525
Nucor Corp., 5.850%, 06/01/18	871	954
Steel Dynamics, Inc., 8.250%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)	185	186

		15,665

Media (1.1%)
Cablevision Systems Corp., 8.625%, 09/15/17(b)	260	268
Gannett Co., Inc., 8.750%, 11/15/14	125	123
Gannett Co., Inc., 9.375%, 11/15/17, Callable 11/15/13 @ 104.69	235	232
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	375	395
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	350	354
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(b)	215	221

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	85	87
Thomson Reuters Corp., 5.950%, 07/15/13	798	876
Time Warner Cable, Inc., 8.250%, 02/14/14	3,975	4,632
Time Warner Cable, Inc., 5.850%, 05/01/17	7,329	7,727
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	100	105
Viacom, Inc., 6.125%, 10/05/17	1,011	1,083

		16,103

Metals (0.8%)
ArcelorMittal, 6.125%, 06/01/18	5,670	5,586
ArcelorMittal, 9.850%, 06/01/19	3,637	4,302
Barrick Gold Corp., 6.950%, 04/01/19	2,222	2,601

		12,489

Miscellaneous Manufacturer (1.0%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	77
General Electric Co., 5.000%, 02/01/13	4,149	4,377
General Electric Co., 5.250%, 12/06/17	2,483	2,548
Siemens Financierings NV, 5.750%, 10/17/16(b)	2,949	3,242
Wesfarmers Ltd., 6.998%, 04/10/13(b)	4,203	4,496

		14,740

Oil & Gas (1.9%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,837	1,917
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	175	184
Chesapeake Energy Corp., 9.500%, 02/15/15	190	200
Cie Generale De Geophysique, 9.500%, 05/15/16, Callable 05/15/13 @ 104.75(b)	115	122
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	170	174
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(b)	70	72
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	120	127
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	5,024	5,351
Forest Oil Corp., 8.500%, 02/15/14(b)	325	327
Halliburton Co., 6.150%, 09/15/19	3,713	4,165
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	70	71
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	125	135
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	250	257
Pioneer Natural Resources Co., 6.650%, 03/15/17	200	190
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	200	196
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	60	61
Praxair, Inc., 4.625%, 03/30/15	4,467	4,812
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	250	250
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	300	289
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	95	99

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Transocean, Inc., 6.000%, 03/15/18	3,942	4,211
Weatherford International Ltd., 4.950%, 10/15/13	1,060	1,102
Weatherford International Ltd., 9.625%, 03/01/19	3,306	4,139
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	75	71
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	215	203

		28,725

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	145	148
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	25	25
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	225	232
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)	70	74
Greif, Inc., 7.750%, 08/01/19(b)	85	88
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	60	64
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	35	37
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	210	225

		893

Pharmaceuticals (3.9%)
Abbott Laboratories, 5.600%, 11/30/17	6,380	7,033
AstraZeneca PLC, 5.900%, 09/15/17	10,249	11,467
Covidien International Finance SA, 6.000%, 10/15/17	3,770	4,183
Express Scripts, Inc., 5.250%, 06/15/12	4,953	5,258
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	4,420	4,842
Novartis Securities Investment Ltd., 5.125%, 02/10/19	3,153	3,357
Roche Holdings, Inc., 6.000%, 03/01/19(b)	14,360	15,985
Schering-Plough, 6.000%, 09/15/17	4,759	5,309
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	951	1,018
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	75	76

		58,528

Pipelines (2.3%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,819
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	185	180
Dynegy Holdings, Inc., 7.500%, 06/01/15	450	416
El Paso Corp., 7.875%, 06/15/12(e)	400	412
El Paso Corp., MTN, 8.250%, 02/15/16	125	128
El Paso Natural Gas, 5.950%, 04/15/17	771	796
Energy Transfer Partners LP, 6.700%, 07/01/18	5,618	6,012
Energy Transfer Partners LP, 9.000%, 04/15/19	3,076	3,698
Enterprise Products Operating LP, 5.250%, 01/31/20	7,521	7,516
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	440	438

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines—continued

Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	110	114
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	2,984	3,336
Southern Natural Gas Co., 5.900%, 04/01/17(b)	568	585
TransCanada Pipelines Ltd., 7.125%, 01/15/19	3,715	4,383
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	1,074	1,164
Williams Cos., Inc. (The), 8.750%, 01/15/20	3,064	3,523

		35,520

Real Estate (0.0%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	390	375

REITs (0.0%)
FelCor Lodging LP, 10.000%, 10/01/14(b)	125	121
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)	70	74
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	180	178
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	40	39
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	55	53

		465

Retail (1.2%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	30	33
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	60	62
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	35	34
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	35	34
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	175	164
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	225	206
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	340	340
Tesco PLC, 5.500%, 11/15/17(b)	3,971	4,140
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	195	210
Wal-Mart Stores, Inc., 5.800%, 02/15/18	11,373	12,775

		17,998

Semiconductors (0.0%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	155	160

Software (0.5%)
Intuit, Inc., 5.750%, 03/15/17	756	791
Oracle Corp., 5.750%, 04/15/18	5,399	5,949

		6,740

Telecommunication Services (3.1%)
AT&T, Inc., 4.950%, 01/15/13	3,870	4,126
AT&T, Inc., 5.100%, 09/15/14	4,004	4,317
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	125	129
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	145	143
Cisco Systems, Inc., 5.500%, 02/22/16	4,362	4,803
Comcast Corp., 4.950%, 06/15/16	2,135	2,184
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)	275	279

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	25	26
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	285	302
Frontier Communications Corp., 8.250%, 05/01/14	105	108
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	185	187
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	205	215
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	95	95
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46(c)	400	414
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	295	299
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	213	215
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	200	166
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63(b)	175	179
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 101.92	95	85
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72	70	65
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	130	129
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	240	243
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(b)	320	320
Rogers Wireless, Inc., 7.500%, 03/15/15	1,464	1,688
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(b)	55	56
SBA Telecommunications, Inc., 8.250%, 08/15/19, Callable 08/15/14 @ 104.13(b)	45	46
Sprint Capital Corp., 8.750%, 03/15/32	460	435
Verizon Communications, Inc., 5.250%, 04/15/13	3,404	3,686
Verizon Communications, Inc., 5.550%, 02/15/16	2,034	2,202
Verizon Communications, Inc., 8.750%, 11/01/18	7,240	9,045
Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	4,460	4,820
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	235	240
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	160	168
Vodafone Group PLC, 5.500%, 06/15/11	4,148	4,406
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	300	330
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	365	412
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	115	118

		46,681

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Transportation (1.2%)
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	185	192
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	100	106
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	540	545
Paccar, Inc., 6.375%, 02/15/12	3,550	3,835
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)	275	288
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	25	26
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	15	14
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	15	14
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15(e)	180	203
Union Pacific Corp., 7.875%, 01/15/19	10,472	12,984

		18,207

Total Corporate Bonds		550,770

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	195	169

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	4	4

Total Convertible Corporate Bonds		173

U.S. Government Agency Mortgages (13.2%)
Fannie Mae (6.3%)
5.725%, 03/01/12	196	210
6.260%, 05/01/12	295	320
6.000%, 02/01/23	14,919	15,939
5.000%, 07/01/23	12,066	12,670
5.000%, 01/01/24	34,909	36,678
5.500%, 01/01/24	8,217	8,717
5.000%, 12/01/24	13,874	14,531
5.000%, 07/01/28	6,401	6,685

		95,750

Freddie Mac (5.4%)
5.500%, 08/01/22	372	394
5.500%, 10/01/22	24,524	26,008
6.000%, 11/01/23	18,404	19,610
5.500%, 01/01/24	34,054	36,089

		82,101

Ginnie Mae (1.5%)
6.357%, 04/20/58	2,440	2,660
5.467%, 03/20/59	2,982	3,187
5.652%, 06/20/59	5,922	6,374
5.500%, 08/20/59	3,957	4,234
5.500%, 08/20/59	5,237	5,604

		22,059

Total U.S. Government Agency Mortgages		199,910

U.S. Treasury Obligations (41.8%)
U.S. Treasury Bill (9.5%)
3.125%, 11/30/09	142,601	143,292

U.S. Treasury Notes (32.3%)
4.875%, 04/30/11	1,804	1,922
1.375%, 03/15/12	60,466	60,759
3.125%, 09/30/13	277,805	291,108
4.000%, 08/15/18	13,893	14,667
3.750%, 11/15/18	117,602	121,691

		490,147

Total U.S. Treasury Obligations		633,439

Short-Term Investment (0.2%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	3,211	3,211

Total Short-Term Investment		3,211

Money Market Fund (6.5%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	98,027,956	98,028

Total Money Market Fund		98,028

Total Investments (Cost $1,468,075)(h) — 100.5%		1,523,301
Liabilities in excess of other assets — (0.5)%		(6,889)

Net Assets — 100.0%		$1,516,412

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.5% of net assets as of September 30, 2009.

(c)	Step bond. The rate shown is the rate in effect as of September 30, 2009.

(d)	Perpetual maturity.

(e)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $3,143.

(f)	Affiliate investment.

(g)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(h)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

REIT	— Real Estate Investment Trust

Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Barclays 23 MM CDX Indices	Barclays Bank PLC	11,510	5.000	06/20/14	792
Emerging Markets CDX Indices, Series 12	JPMorgan	10,325	5.000	12/20/14	(1,088)
Emerging Markets CDX Indices, Series 12	JPMorgan	1,413	5.000	12/20/14	(149)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	23,190	5.000	12/20/14	(2,442)
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,040	0.250	09/20/14	8
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,057	1.000	09/20/14	(29)
Kingdom of Sweden CDX Indices	Barclays Bank PLC	950	1.000	09/20/14	(26)
North America High Yield CDX Indices, Series 12	JPMorgan	16,450	5.000	06/20/14	1,132
North America High Yield CDX Indices, Series 12	JPMorgan	10,918	5.000	06/20/14	751
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	10,993	5.000	06/20/14	756
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	16,450	5.000	06/20/14	1,132
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	11,416	5.000	06/20/14	785
Republic of Austria CDX Indices	Barclays Bank PLC	1,040	1.000	09/20/14	(19)
Republic of Austria CDX Indices	Barclays Bank PLC	470	1.000	09/20/14	(9)

					1,594

At September 30, 2009, liquid assets totaling $37,120, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2009.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — concluded

At September 30, 2009, the Fund’s forward foreign currency contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	12/29/09	1,297	1,122	1,135	(13)
Brazilian Real	10/05/09	562	296	317	(21)
Brazilian Real	10/05/09	471	248	266	(18)
Brazilian Real	10/21/09	459	252	258	(6)
Brazilian Real	12/29/09	1,033	564	574	(10)
Chilean Peso	12/28/09	197,142	368	362	6
Chilean Peso	12/29/09	375,509	695	689	6
Colombian Peso	10/19/09	1,398,144	704	729	(25)
Czech Republic Koruna	10/02/09	5,250	295	305	(10)
Czech Republic Koruna	10/02/09	2,436	135	141	(6)
Czech Republic Koruna	12/31/09	7,686	448	445	3
Euro	12/21/09	1,161	1,709	1,699	10
Hungarian Forint	10/08/09	111,113	575	603	(28)
Japanese Yen	10/07/09	3,201,158	32,160	35,669	(3,509)
Japanese Yen	12/08/09	111,535	1,205	1,243	(38)
New Zealand Dollar	10/02/09	577	394	417	(23)
New Zealand Dollar	10/02/09	268	180	193	(13)
New Zealand Dollar	12/15/09	841	597	604	(7)
Norwegian Krone	12/28/09	2,189	379	378	1
Russian Rouble	10/14/09	13,885	450	461	(11)
Swedish Krona	12/28/09	7,719	1,133	1,110	23

Total Short Contracts			$43,909	$47,598	$(3,689)

Long:
Brazilian Real	10/05/09	1,033	573	583	10
Czech Republic Koruna	10/02/09	7,686	449	446	(3)
New Zealand Dollar	10/02/09	845	603	610	7

Total Long Contracts			$1,625	$1,639	$14

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.4%)
Home Equity ABS (0.1%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.280%, 01/25/33(a)	780	628

Utility ABS (0.3%)
Atlantic City Electric Transition Funding LLC, Ser 2002-1, Cl A4, 5.550%, 10/20/23	659	726
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	627	664

		1,390

Total Asset-Backed Securities		2,018

Collateralized Mortgage Obligations (2.6%)
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	594	589
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	4,299	4,459
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	593	608
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	971	1,006
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26	1,119	1,156
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.644%, 11/15/30(a)	555	567
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 7.214%, 03/15/30(a)	1,931	2,132
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42	1,434	1,436

Total Collateralized Mortgage Obligations		11,953

Corporate Bonds (48.7%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	30	31
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	45	49
Lamar Media Corp., 9.750%, 04/01/14	90	97

		177

Aerospace/Defense (1.3%)
Boeing Co. (The), 5.125%, 02/15/13	1,419	1,526
General Dynamics Corp., 5.250%, 02/01/14	1,093	1,198
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(b)	20	20
United Technologies Corp., 6.125%, 02/01/19	2,956	3,382

		6,126

Airlines (0.1%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	105	105
Delta Air Lines, Inc., 11.750%, 03/15/15, Callable 03/15/12 @ 108.81(b)	155	145

		250

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	30	31

Auto Parts & Equipment (0.0%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	25	27
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	85	92

		119

Banks (1.1%)
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,848	2,002
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	814	867

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

Northern Trust Corp., 5.200%, 11/09/12	2,158	2,316

		5,185

Beverages (1.4%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	1,249	1,647
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	95	95
Diageo Capital PLC, 5.200%, 01/30/13	943	1,011
PepsiCo, Inc., 7.900%, 11/01/18	1,438	1,816
SABMiller PLC, 6.200%, 07/01/11(b)	1,853	1,976

		6,545

Building (0.1%)
Centex Corp., 6.500%, 05/01/16	80	81
KB Home, 9.100%, 09/15/17	40	43
Owens Corning, Inc., 9.000%, 06/15/19	55	59
Pulte Homes, Inc., 5.250%, 01/15/14	75	73

		256

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	45	47
USG Corp., 7.750%, 01/15/18(c)	20	19

		66

Chemicals (0.4%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	165	177
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	45	46
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,537	1,674
Huntsman International LLC, 5.500%, 06/30/16(b)	35	30
Nalco Co., 8.250%, 05/15/17(b)	45	47

		1,974

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	40	41

Commercial Services (1.4%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,225	1,271
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,148	1,126
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	35	38
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100	100	100
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	15	16
Veolia Environnement, 6.000%, 06/01/18	1,582	1,702
Xerox Corp., 5.500%, 05/15/12	908	952
Xerox Corp., 6.350%, 05/15/18	1,417	1,473

		6,678

Computers (1.2%)
Hewlett-Packard Co., 4.500%, 03/01/13	804	858
IBM Corp., 7.625%, 10/15/18	3,740	4,602
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	15	16

		5,476

Consumer Staples (1.6%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	85	87
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/13 @ 104(b)	45	45
Kellogg Co., 4.250%, 03/06/13	1,190	1,250
Kimberly-Clark Corp., 7.500%, 11/01/18	629	783
Kroger Co. (The), 7.500%, 01/15/14	831	958
Procter & Gamble Co., 4.600%, 01/15/14	2,468	2,651
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	135	131

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Consumer Staples—continued

SUPERVALU, Inc., 8.000%, 05/01/16	85	88
Tyson Foods, Inc., 10.500%, 03/01/14	65	74
Walgreen Co., 4.875%, 08/01/13	1,200	1,294

		7,361

Diversified Financial Services (7.6%)
ABX Financing Co., 6.350%, 10/15/36(b)	873	977
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	75	69
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	75	65
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	125	97
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	55	39
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	100	70
Bank of America Corp., Ser K, 8.000%(d)	170	151
BP Capital Markets PLC, 5.250%, 11/07/13	3,453	3,783
Citigroup Capital XXI, 8.300%, 12/21/77, Callable 12/21/37 @ 100(a)	170	151
CME Group, Inc., 5.400%, 08/01/13	1,648	1,782
CME Group, Inc., 5.750%, 02/15/14	1,478	1,618
Credit Suisse (USA), Inc., 6.125%, 11/15/11	1,320	1,425
Credit Suisse (USA), Inc., 6.500%, 01/15/12	692	750
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	25	24
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	100	97
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	100	96
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	15	14
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	225	220
Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)	65	71
Fund American Cos., Inc., 5.875%, 05/15/13	2,245	2,145
Goldman Sachs Group, Inc., 7.500%, 02/15/19	1,061	1,213
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	517	562
HBOS PLC, MTN, 5.375%(b)(d)	45	29
Jefferies Group, Inc., 8.500%, 07/15/19	2,107	2,230
Lazard Group LLC, 7.125%, 05/15/15	2,326	2,349
Morgan Stanley, 7.300%, 05/13/19	1,600	1,760
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	2,175	2,300
NYSE Euronext, 4.800%, 06/28/13	1,863	1,979
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,101	1,186
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	1,873	2,075
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(d)	100	49
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 104.56	155	157
TIAA Global Markets, 5.125%, 10/10/12(b)	1,515	1,625
Woodside Finance Ltd., 8.750%, 03/01/19(b)	3,558	4,193

		35,351

Diversified Minerals (0.1%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	125	138
Teck Resources Ltd., 9.750%, 05/15/14	15	17
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38	170	198
Teck Resources Ltd., 6.125%, 10/01/35	10	9

		362

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Operations (0.6%)
Illinois Tool Works, Inc., 6.250%, 04/01/19(b)	2,320	2,658
Leucadia National Corp., 8.125%, 09/15/15	180	184

		2,842

Electric (4.6%)
AES Corp. (The), 7.750%, 03/01/14	125	126
AES Corp. (The), 9.750%, 04/15/16(b)	15	16
AES Corp. (The), 8.000%, 10/15/17	10	10
Alabama Power Co., 5.800%, 11/15/13	1,594	1,761
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	70	71
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	50	51
CMS Energy Corp., 6.300%, 02/01/12	45	46
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	561	671
E.ON International Finance BV, 5.800%, 04/30/18(b)	3,659	3,937
Edison Mission Energy, 7.500%, 06/15/13	150	141
Enel Finance International, 6.800%, 09/15/37(b)	1,497	1,738
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44	315	238
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,441	1,573
Georgia Power Co., 6.000%, 11/01/13	815	912
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	50	51
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,303	1,407
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	275	274
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	420	406
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	15	15
Pacific Gas & Electric Co., 8.250%, 10/15/18	403	512
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,411	1,570
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	906
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	186	191
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	97	98
Southern California Edison Co., 5.750%, 03/15/14	1,664	1,844
Virginia Electric & Power Co., 8.875%, 11/15/38	1,379	1,962
Wisconsin Power & Light Co., 6.375%, 08/15/37	793	904

		21,431

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	53	52
Jabil Circuit, Inc., 7.750%, 07/15/16	40	41
Jabil Circuit, Inc., 8.250%, 03/15/18	85	86

		179

Entertainment (0.1%)
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(b)	35	35
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	75	78
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	70	73
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	130	129

		315

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	30	32

Forest Products & Paper (0.1%)
Georgia-Pacific LLC, 8.125%, 05/15/11	110	114
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	120	118
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	40	41

		273

Health Care (0.6%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	75	81
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	140	149
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	180	185
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94	15	15
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	70	72
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	40	42
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	70	73
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(b)	115	115
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	90	87
Pfizer, Inc., 6.200%, 03/15/19	1,765	1,989
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	40	42
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	60	63

		2,913

Household Products/Wares (0.0%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(b)	50	52

Industrials (0.0%)
Mohawk Industries, Inc., 6.625%, 01/15/16	50	50

Insurance (1.1%)
Allstate Corp., 7.450%, 05/16/19	2,133	2,542
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	100	60
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,800	1,907
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	35	22
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	65	58
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	35	25
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	25	17
MetLife, Inc., Ser A, 6.817%, 08/15/18	649	722

		5,353

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	90	93
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	25	25
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	60	62
MGM Mirage, Inc., 10.375%, 05/15/14(b)	65	69

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Lodging—continued

MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	10	11
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	55	54
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	30	31
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(e)	60	58

		403

Machinery Diversified (0.0%)
Case New Holland, Inc., 7.750%, 09/01/13(b)	20	20
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	20	21
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	70	76

		117

Materials (1.2%)
Newmont Mining Corp., 6.250%, 10/01/39	5,047	5,013
Nucor Corp., 5.850%, 06/01/18	321	352
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)	80	80

		5,445

Media (1.6%)
Cablevision Systems Corp., 8.625%, 09/15/17(b)	110	114
Gannett Co., Inc., 8.750%, 11/15/14	50	49
Gannett Co., Inc., 9.375%, 11/15/17, Callable 11/15/13 @ 104.69	100	99
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	160	168
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	150	152
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(b)	100	103
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	35	36
Thomson Reuters Corp., 5.950%, 07/15/13	403	442
Time Warner Cable, Inc., 8.250%, 02/14/14	1,690	1,969
Time Warner Cable, Inc., 5.850%, 05/01/17	3,560	3,753
Viacom, Inc., 6.125%, 10/05/17	325	348

		7,233

Metals (0.9%)
ArcelorMittal, 6.125%, 06/01/18	1,895	1,867
ArcelorMittal, 9.850%, 06/01/19	1,319	1,560
Barrick Gold Corp., 6.950%, 04/01/19	627	734

		4,161

Miscellaneous Manufacturer (1.8%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	77
General Electric Co., 5.000%, 02/01/13	3,672	3,874
General Electric Co., 5.250%, 12/06/17	1,107	1,136
Siemens Financierings NV, 6.125%, 08/17/26(b)	1,006	1,116
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,917	2,050

		8,253

Oil & Gas (3.7%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	967	1,009
Apache Corp., 6.000%, 01/15/37	823	916
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	75	79
Chesapeake Energy Corp., 9.500%, 02/15/15	80	84
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	70	72
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(b)	30	31

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	50	53
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	993	973
Forest Oil Corp., 8.500%, 02/15/14(b)	140	141
Halliburton Co., 6.150%, 09/15/19	1,155	1,296
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	30	30
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	50	54
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	70	72
Pioneer Natural Resources Co., 6.650%, 03/15/17	85	81
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	85	83
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	25	25
Praxair, Inc., 4.625%, 03/30/15	2,311	2,490
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	105	105
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	130	125
Shell International Finance BV, 6.375%, 12/15/38	4,002	4,752
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	40	42
Transocean, Inc., 6.000%, 03/15/18	599	640
Transocean, Inc., 6.800%, 03/15/38	1,284	1,470
Weatherford International Ltd., 9.625%, 03/01/19	1,280	1,602
Weatherford International Ltd., 6.500%, 08/01/36	916	933
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	25	24
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	100	95

		17,277

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	60	61
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	15	15
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	95	98
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)	30	32
Greif, Inc., 7.750%, 08/01/19(b)	35	36
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	25	27
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	90	96
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	15	16

		381

Pharmaceuticals (4.0%)
Abbott Laboratories, 5.600%, 11/30/17	2,955	3,258
AstraZeneca PLC, 6.450%, 09/15/37	2,430	2,859
Covidien International Finance SA, 6.000%, 10/15/17	1,760	1,953
Express Scripts, Inc., 5.250%, 06/15/12	1,850	1,964
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,975	2,164
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,112	1,184
Roche Holdings, Inc., 7.000%, 03/01/39(b)	2,601	3,229

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pharmaceuticals—continued

Schering-Plough Corp., 6.550%, 09/15/37	1,184	1,436
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	613	659
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	30	30

		18,736

Pipelines (3.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,191	1,341
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	80	78
Dynegy Holdings, Inc., 7.500%, 06/01/15	190	176
El Paso Corp., 7.875%, 06/15/12(e)	170	175
El Paso Corp., MTN, 8.250%, 02/15/16	55	56
El Paso Natural Gas, 5.950%, 04/15/17	650	671
Energy Transfer Partners LP, 9.000%, 04/15/19	1,884	2,265
Energy Transfer Partners LP, 7.500%, 07/01/38	1,114	1,285
Enterprise Products Operating LP, 5.250%, 01/31/20	2,593	2,591
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	185	184
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	45	47
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,316	1,471
Southern Natural Gas Co., 5.900%, 04/01/17(b)	445	458
TransCanada Pipelines, 6.200%, 10/15/37	1,610	1,763
TransCanada Pipelines, 7.625%, 01/15/39	1,562	1,993
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	460	498
Williams Cos., Inc. (The), 8.750%, 01/15/20	1,087	1,250

		16,302

Real Estate (0.0%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	160	154

REITs (0.0%)
FelCor Lodging LP, 10.000%, 10/01/14(b)	50	48
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)	30	32
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	75	74
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	15	15
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	20	19

		188

Retail (1.8%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	15	17
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	25	26
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	15	15
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	15	15
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	70	66
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	95	87
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	140	140
Tesco PLC, 5.500%, 11/15/17(b)	2,060	2,148
Toys “R” Us Property Co. I LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	85	91
Wal-Mart Stores, Inc., 5.250%, 09/01/35	492	493
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,540	5,299

		8,397

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Semiconductors (0.0%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	65	67

Software (0.6%)
Intuit, Inc., 5.750%, 03/15/17	373	390
Oracle Corp., 5.750%, 04/15/18	2,178	2,400

		2,790

Telecommunication Services (4.4%)
AT&T, Inc., 4.950%, 01/15/13	1,738	1,853
AT&T, Inc., 5.100%, 09/15/14	1,548	1,669
AT&T, Inc., 6.450%, 06/15/34	947	998
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	50	52
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	60	59
Cisco Systems, Inc., 5.500%, 02/22/16	1,913	2,107
Comcast Corp., 6.450%, 03/15/37	856	906
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)	115	117
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	15	16
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	120	127
Frontier Communications Corp., 8.250%, 05/01/14	45	46
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	75	76
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	85	89
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	40	40
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46(c)	170	176
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	125	127
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	91	92
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	85	71
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	80	82
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 101.92	45	40
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72	30	28
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	55	55
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	100	101
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(b)	135	135
Rogers Wireless, Inc., 7.500%, 03/15/15	890	1,026
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(b)	20	20
SBA Telecommunications, Inc., 8.250%, 08/15/19, Callable 08/15/14 @ 104.13(b)	20	21
Sprint Capital Corp., 8.750%, 03/15/32	190	180
Sprint Nextel Corp., 8.375%, 08/15/17	75	75
Verizon Communications, Inc., 5.250%, 04/15/13	1,266	1,371
Verizon Communications, Inc., 5.550%, 02/15/16	1,337	1,448
Verizon Communications, Inc., 8.950%, 03/01/39	1,507	2,065
Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	1,714	1,852
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	100	102

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	105
Vodafone Group PLC, 5.500%, 06/15/11	2,464	2,618
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	125	138
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	155	175
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	50	51

		20,309

Transportation (1.6%)
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	80	83
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	40	42
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	230	232
Paccar, Inc., 6.375%, 02/15/12	1,752	1,893
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)	115	120
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	10	10
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	5
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	5	5
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	80	90
Union Pacific Corp., 7.875%, 01/15/19	3,921	4,861

		7,341

Total Corporate Bonds		226,992

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	80	70

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	2	2

Total Convertible Corporate Bonds		72

U.S. Government Agency (0.2%)
Freddie Mac (0.2%)
4.050%, 11/17/09	700	702

Total U.S. Government Agency		702

U.S. Government Agency Mortgages (15.1%)
Fannie Mae (7.6%)
6.000%, 02/01/23	6,874	7,344
5.000%, 01/01/24	21,171	22,243
5.000%, 07/01/28	5,668	5,920

		35,507

Freddie Mac (5.8%)
5.500%, 10/01/22	8,849	9,385
6.000%, 11/01/23	4,083	4,351
5.500%, 01/01/24	12,446	13,190

		26,926

Ginnie Mae (1.7%)
7.000%, 04/15/13	78	83
7.000%, 08/15/14	68	73
7.000%, 05/15/31	43	47
6.357%, 04/20/58	902	983
5.467%, 03/20/59	1,144	1,223
5.652%, 06/20/59	2,114	2,275
5.500%, 08/20/59	1,297	1,387
5.500%, 08/20/59	1,672	1,789

		7,860

Total U.S. Government Agency Mortgages		70,293

U.S. Treasury Obligations (29.2%)
U.S. Treasury Bill (7.4%)
3.125%, 11/30/09	34,298	34,464

U.S. Treasury Bond (3.6%)
6.875%, 08/15/25	12,605	16,946

U.S. Treasury Notes (18.2%)
1.375%, 03/15/12	281	282
3.125%, 09/30/13	39,371	41,256
3.750%, 11/15/18	34,836	36,047
3.625%, 08/15/19	1,188	1,219
4.250%, 05/15/39	5,897	6,101

		84,905

Total U.S. Treasury Obligations		136,315

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (0.0%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	231	231

Total Short-Term Investment		231

Money Market Fund (8.1%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	37,606,474	37,606

Total Money Market Fund		37,606

Total Investments (Cost $458,207)(h) — 104.3%		486,182
Liabilities in excess of other assets — (4.3)%		(20,139)

Net Assets — 100.0%		$466,043

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.5% of net assets as of September 30, 2009.

(c)	Step bond. The rate shown is the rate in effect as of September 30, 2009.

(d)	Perpetual maturity.

(e)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $226.

(f)	Affiliate investment.

(g)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(h)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

REIT	— Real Estate Investment Trust

Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Barclays 23 MM CDX Indices	Barclays Bank PLC	4,169	5.000	6/20/14	287
Emerging Markets CDX Indices, Series 12	JPMorgan	4,270	5.000	12/20/14	(450)
Emerging Markets CDX Indices, Series 12	JPMorgan	422	5.000	12/20/14	(44)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	9,290	5.000	12/20/14	(979)
Kingdom of Sweden CDX Indices	Barclays Bank PLC	455	0.250	9/20/14	4
Kingdom of Sweden CDX Indices	Barclays Bank PLC	459	1.000	9/20/14	(13)
North America High Yield CDX Indices, Series 12	JPMorgan	6,110	5.000	6/20/14	420
North America High Yield CDX Indices, Series 12	JPMorgan	3,986	5.000	6/20/14	275
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	4,004	5.000	6/20/14	276
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	6,110	5.000	6/20/14	420
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	4,169	5.000	6/20/14	287
Republic of Austria CDX Indices	Barclays Bank PLC	455	1.000	9/20/14	(9)

					474

At September 30, 2009, liquid assets totaling $10,563, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2009.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — concluded

At September 30, 2009, the Fund’s forward foreign currency contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	12/29/09	387	334	338	(4)
Brazilian Real	10/05/09	245	129	138	(9)
Brazilian Real	10/21/09	202	111	114	(3)
Brazilian Real	12/29/09	245	134	136	(2)
Chilean Peso	12/28/09	58,300	109	107	2
Chilean Peso	12/29/09	112,382	208	206	2
Colombian Peso	10/19/09	417,060	210	218	(8)
Czech Republic Koruna	10/02/09	2,278	128	132	(4)
Czech Republic Koruna	12/31/09	2,278	133	132	1
Euro	12/21/09	347	511	508	3
Hungarian Forint	10/08/09	33,237	172	180	(8)
Japanese Yen	10/07/09	1,266,130	12,720	14,108	(1,388)
Japanese Yen	12/08/09	33,345	360	371	(11)
New Zealand Dollar	10/02/09	251	171	181	(10)
New Zealand Dollar	12/15/09	252	179	181	(2)
Norwegian Krone	12/28/09	650	112	112	—
Russian Rouble	10/14/09	4,140	134	137	(3)
Swedish Krona	12/28/09	2,303	338	331	7

Total Short Contracts			$16,193	$17,630	$(1,437)

Long:
Brazilian Real	10/05/09	245	136	138	2
Czech Republic Koruna	10/02/09	2,278	133	132	(1)
New Zealand Dollar	10/02/09	251	179	181	2

Total Long Contracts			$448	$451	$3

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (88.6%)
Alabama (2.4%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 10/16/09 @ 101.50	3,950	4,023
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,358
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, Assured Guaranty	10,000	10,908
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,681
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,131

		25,101

Alaska (4.6%)
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, Assured Guaranty	18,000	21,160
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, Assured Guaranty	15,000	17,856
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, Assured Guaranty	7,250	8,466

		47,482

Arizona (0.3%)
Arizona Water Infrastructure Finance Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Prerefunded 10/01/09 @ 101	3,280	3,313

California (10.1%)
Bay Area Toll Authority California Toll Bridge, San Francisco Bay Area, Ser F-1, RB, 5.250%, 04/01/26, Callable 04/01/19 @ 100	10,000	11,309
Bay Area Toll Authority California Toll Bridge, San Francisco Bay Area, Ser F-1, RB, 5.250%, 04/01/29, Callable 04/04/19 @ 100	11,080	12,333
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500	4,079
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500	7,506
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,500	6,307
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	24,500	28,243
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,154
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33, Callable 08/01/19 @ 100	10,000	11,761
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000	5,774

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
California—continued

Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	1,020	1,239
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000	3,564
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000	11,825

		105,094

Colorado (0.8%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC/FSA-CR	5,000	5,277
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC/MBIA-RE	2,540	2,960

		8,237

Connecticut (0.2%)
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, Ser B, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100	1,500	1,540

District of Columbia (1.4%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000	9,255
District of Columbia, Income Tax, Ser B, RB, 5.250%, 12/01/29, Callable 12/01/19 @ 100	5,000	5,702

		14,957

Florida (11.7%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, FGIC/MBIA-RE	1,000	1,089
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, FGIC/MBIA-RE	1,000	1,089
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, FSA	5,000	5,578
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.000%, 06/01/13	10,655	11,970
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,243
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/10 @ 100	1,000	1,004
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC/MBIA-RE	2,130	2,326
Florida State Board of Education, Capital Outlay, Public Education Project, Ser C, GO, 5.000%, 06/01/16	9,065	10,523
Florida State Board of Education, Capital Outlay, Public Education Project, Ser C, GO, 5.000%, 06/01/22, Callable 06/01/19 @ 101	7,210	8,286

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Florida—continued

Florida State Board of Education, Capital Outlay, Public Education Project, Ser C, GO, 5.000%, 06/01/23, Callable 06/01/19 @ 101	3,165	3,609
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,286
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,846
Florida State Department of Transportation, GO, 5.000%, 07/01/18, Callable 07/01/12 @ 101	8,840	9,434
Florida State Department of Transportation, Ser A, GO, 5.000%, 07/01/17, Callable 07/01/12 @ 101	3,980	4,271
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 10/16/09 @ 101, FGIC	2,130	2,158
Greater Orlando Aviation Authority, Orlando Airport Facilities, Ser A, RB, AMT, 6.000%, 10/01/17	9,060	10,285
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,535
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,275
Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,670
Jacksonville U.S. Government Guaranteed Notes, Ser B-1A, RB, 5.000%, 10/01/21, Callable 10/01/19 @ 100	2,640	2,934
Jacksonville U.S. Government Guaranteed Notes, Ser B-1A, RB, 5.000%, 10/01/25, Callable 10/01/19 @ 100	4,250	4,587
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,082
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,167
Miami-Dade County Transit Sales Surtax, Ser B, RB, 6.910%, 07/01/39, Callable 07/01/19 @ 100	5,000	5,164
Miami-Dade County Water & Sewer, Ser C, RB, 5.000%, 10/01/12, BHAC	2,535	2,807
Orlando Utilities Commission, RB, 5.250%, 10/01/19, Callable 10/01/11 @ 101	2,500	2,677
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC	3,000	3,102
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	9,000	10,570
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,228
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,787

		121,582

Georgia (1.6%)
Carroll County, GO, 4.500%, 07/01/10, Assured Guaranty	2,500	2,577

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Georgia State Finance & Investment Commission, Ser E, GO, 5.000%, 07/01/18	10,000	12,019
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,296

		16,892

Illinois (4.7%)
Grundy, Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, Assured Guaranty	8,600	10,210
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100	13,975	15,168
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 06/15/10 @ 100	3,390	3,402
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, FSA	6,400	7,107
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	7,460	8,339
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,792
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000	2,258

		49,276

Iowa (0.5%)
Iowa Finance Authority Health Facilities, Central Iowa Health System, Ser F, RB, 5.000%, 08/15/39, Mandatory Put 08/15/12 @ 100(a)	4,500	4,851

Kansas (2.8%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	22,450	24,143
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000	2,113
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/24, Callable @ 11/15/17 @ 100	2,750	2,863

		29,119

Kentucky (0.4%)
Louisville & Jefferson County Regional Airport Authority System, Ser C, RB, 5.500%, 07/01/15, Callable 07/01/13 @ 100, FSA, AMT	3,625	3,892

Louisiana (0.3%)
Louisiana Local Government Environmental Facilities & Community Development Authority, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, Assured Guaranty	2,750	2,942

Maryland (1.2%)
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,659
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	5,117

		12,776

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Massachusetts (0.6%)
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	5,999

Michigan (0.8%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC/AGC-ICC	2,500	2,685
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100	2,000	2,105
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,631

		8,421

Missouri (1.4%)
Missouri State Highways & Transit Commission State Road, Federal Reimbursement, Ser A, RB, 5.000%, 05/01/14	4,350	4,993
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500	7,607
Missouri State Highways & Transit Commission State Road, Third Lien, Ser B-2, RB, 0.220%, 05/01/15, Callable 10/15/09 @ 100, State Street B&T Co.(a)	2,000	2,000

		14,600

New Jersey (5.5%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	8,000	8,769
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, FSA	8,000	9,622
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @ 100, FSA	16,500	19,945
New Jersey Economic Development Authority, School Facility Construction, Ser T-3, RB, 5.000%, 09/01/20, Mandatory Put 09/01/14 @ 100, FSA	5,000	5,517
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	11,835	13,341

		57,194

New Mexico (0.5%)
New Mexico Educational Assistance Foundation, Ser B, RB, 4.000%, 09/01/16	5,000	5,325

New York (3.7%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075	1,148
New York City Municipal Water Finance Authority Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100	15,330	17,571
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100	7,500	8,602

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
New York—continued

New York State Environmental Facilities Corp., State Clean Water & Drinking, Ser B, RB, 4.500%, 06/15/36, Callable 06/15/17 @ 100	10,040	10,223
Tobacco Settlement Financing Corp., Ser A-1, RB, 5.500%, 06/01/14, Callable 06/01/10 @ 100	1,015	1,018

		38,562

North Carolina (1.5%)
Mecklenburg County Public Facilities Corp. Ltd. Obligation, Annual Appropriation, RB, 5.000%, 03/01/22, Callable 03/01/19 @ 100	5,855	6,758
Mecklenburg County Public Facilities Corp. Ltd. Obligation, Annual Appropriation, RB, 5.000%, 03/01/24, Callable 03/01/19 @ 100	4,500	5,122
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,922

		15,802

Pennsylvania (8.8%)
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	10,991
Pennsylvania State, Second Ser, GO, 5.000%, 07/01/16	11,355	13,305
Pennsylvania State, Second Ser, GO, 5.000%, 07/01/17	23,155	27,372
Pennsylvania State, Second Ser, GO, 5.000%, 07/01/19	13,750	16,458
Pennsylvania State, Second Ser, GO, 5.000%, 04/15/26, Callable 04/15/19 @ 100	7,610	8,628
Pennsylvania State, Second Ser, GO, 5.000%, 04/15/27, Callable 04/15/19 @ 100	3,065	3,451
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, General Obligation of University	6,750	8,069
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, General Obligation of University	2,500	2,970

		91,244

Puerto Rico (1.0%)
Puerto Rico Sales Tax Financing Corp., Sales Tax, Ser A, RB, 5.000%, 08/01/39, Mandatory Put 08/01/11 @ 100	10,000	10,418

South Carolina (0.2%)
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, FSA	2,300	2,562

Tennessee (0.6%)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Vanderbilt University, Ser B, RB, 5.500%, 10/01/29, Callable 10/01/19 @ 100, General Obligation of University	5,000	5,833

Texas (11.3%)
Alvarado Independent School District, School Building, GO, 4.500%, 02/15/34, Callable 02/15/17 @ 100, PSF-GTD	6,045	6,140

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Texas—continued

Clear Creek Independent School District, School Building, GO, 5.500%, 02/15/31, Callable 02/15/18 @ 100	6,000	6,662
Corpus Christi Independent School District, School Building, GO, 5.000%, 08/15/18	5,000	5,887
Dallas Convention Center Hotel Development Corp., Ser A, RB, 5.250%, 01/01/21, Callable 01/01/19 @ 100	6,335	6,845
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000	7,216
Dallas, GO, 5.000%, 02/15/18, Callable 10/16/09 @ 100	5,000	5,010
Garland Texas, Ser A, GO, 5.000%, 02/15/22, Callable 02/15/18 @ 100	4,265	4,823
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050	4,616
Lewisville Independent School District, School Building, GO, 5.000%, 08/15/22, Callable 02/15/19 @ 100	2,000	2,309
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 05/15/10 @ 101, FSA	5,500	5,574
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	3,017
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	3,375	3,653
Southwest Higher Education Authority, Inc., Southern Methodist University Project, RB, 5.000%, 10/01/17	2,740	3,159
Southwest Higher Education Authority, Inc., Southern Methodist University Project, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,285	2,531
Southwest Higher Education Authority, Inc., Southern Methodist University Project, RB, 5.000%, 10/01/28, Callable 10/01/19 @ 100	2,310	2,541
Texas State Public Finance Authority, Ser A, GO, 5.000%, 10/01/18	7,000	8,255
Texas State Transportation Commission, First Tier, Ser A, RB, 4.500%, 04/01/16	17,215	19,647
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, FSA	5,035	5,596
University of Texas Finance Department, Ser D, RB, 5.000%, 08/15/20, Callable 08/15/19 @ 100	12,180	14,478

		117,959

Utah (0.8%)
Utah State, Ser C, GO, 5.000%, 07/01/17	4,000	4,777
Utah State, Ser D, GO, 4.554%, 07/01/24	3,000	3,103

		7,880

Virginia (3.1%)
Virginia College Building Authority Educational Facilities, 21st Century College & Equipments, Ser A, RB, 5.000%, 02/01/21, Prerefunded 10/01/09 @ 101	8,225	8,908

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia College Building Authority Educational Facilities, 21st Century College & Equipments, Ser A, RB, 5.000%, 02/01/27, Callable 02/01/19 @ 100	6,230	7,011
Virginia College Building Authority Educational Facilities, 21st Century College & Equipments, Ser D, RB, 5.000%, 02/01/13	4,310	4,833
Virginia Public School Authority, School Financing, Ser C, RB, 5.000%, 08/01/17	10,000	11,852

		32,604

Washington (5.5%)
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC/MBIA-RE	5,200	5,888
Washington State, Motor Vehicle Fuel, Ser 2010B, GO, 5.000%, 08/01/27, Callable 08/01/19 @ 100	9,250	10,396
Washington State, Ser 2010A, GO, 5.000%, 08/01/17	3,795	4,466
Washington State, Ser 2010A, GO, 5.000%, 08/01/27, Callable 08/01/19 @ 100	13,305	14,953
Washington State, Ser 2010A, GO, 5.000%, 08/01/28, Callable 08/01/19 @ 100	11,590	12,954
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, FSA	7,700	8,564

		57,221

Wisconsin (0.3%)
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser B, RB, 4.750%, 08/15/25, Mandatory Put 08/15/14 @ 100	3,500	3,528

Total Municipal Bonds		922,206

Money Market Funds (17.4%)
Federated Tax-Free Obligations Fund	69,381,624	69,382
RidgeWorth Institutional Cash Management Money Market Fund(b)	49,144,378	49,144
SEI Tax-Exempt Trust, Institutional Tax Free Fund	62,600,931	62,601

Total Money Market Funds		181,127

Total Investments (Cost $1,051,358)(c) — 106.0%		1,103,333
Liabilities in excess of other assets — (6.0)%		(62,237)

Net Assets — 100.0%		$1,041,096

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.

AGC-ICC	— Secondarily guaranteed by Assured Guaranty Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

FSA-CR	— Security has been secondarily guaranteed by FSA

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

MBIA-RE	— Reinsurance provided by MBIA

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (37.7%)
Automobiles ABS (15.9%)
AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Cl A2A, 4.532%, 01/12/12	262	264
AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Cl A2B, 2.004%, 01/12/12(a)	589	590
Capital Auto Receivables Asset Trust, Ser 2007-SN1, Cl A4, 0.343%, 02/15/11(a)	1,000	995
CNH Equipment Trust, Ser 2006-B, Cl A4, 0.280%, 03/15/12(a)	877	873
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A2B, 0.834%, 03/08/11(a)	34	34
Hyundai Auto Receivables Trust, Ser 2006-B, Cl A3, 5.110%, 04/15/11	711	719
World Omni Auto Receivables Trust, Ser 2008-A, Cl A2, 1.243%, 03/15/11(a)	575	576

		4,051

Credit Card ABS (7.0%)
Discover Card Master Trust, Ser 2008-A1, Cl A1, 0.793%, 07/16/12(a)	1,130	1,130
HSBC Private Label Credit Card Master Note Trust, Ser 2007-1, Cl A, 0.263%, 12/16/13(a)	650	643

		1,773

Diversified Financial Services (12.8%)
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 0.339%, 06/22/17(a)	1,277	1,273
SLC Student Loan Trust, Ser 2006-1, Cl A3, 0.329%, 09/15/17(a)	2,000	1,986

		3,259

Home Equity ABS (2.0%)
Guarantor Trust, Ser 2002-T10, Cl A1, 0.486%, 06/25/32(a)	615	498

Total Asset-Backed Securities		9,581

Collateralized Mortgage Obligations (44.3%)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A1, 4.212%, 06/11/41	281	281
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	335	337
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2, 7.546%, 11/17/32	260	261
Fannie Mae, Ser 2003-121, Cl FC, 0.646%, 02/25/28(a)	220	218
Fannie Mae, Ser 2003-29, Cl FP, 0.546%, 05/25/28(a)	124	124
Fannie Mae, Ser 2003-8, Cl FB, 0.596%, 03/25/16(a)	849	848
Freddie Mac, Ser 2474, Cl FJ, 0.590%, 07/15/17(a)	1,362	1,352
Freddie Mac, Ser 2589, Cl F, 0.443%, 03/17/33(a)	1,472	1,437
Freddie Mac, Ser 2630, Cl FJ, 0.593%, 06/15/18(a)	365	363
Freddie Mac, Ser 2834, Cl KF, 0.593%, 04/15/30(a)	4,959	4,940
Freddie Mac, Ser 3000, Cl KF, 0.643%, 07/15/35(a)	1,111	1,092

Total Collateralized Mortgage Obligations		11,253

Money Market Fund (18.0%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	4,582,640	4,583

Total Money Market Fund		4,583

Total Investments (Cost $25,457)(c) — 100.0%		25,417
Other assets in excess of liabilities — 0.0%		2

Net Assets — 100.0%		$25,419

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Security (0.3%)
Home Equity ABS (0.3%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	116	106

Total Asset-Backed Security		106

Collateralized Mortgage Obligations (13.2%)
Fannie Mae, Ser 2004-17, Cl CJ, 4.000%, 04/25/19	507	521
Freddie Mac, Ser 2786, Cl BC, 4.000%, 04/15/19	556	571
Freddie Mac, Ser 3317, Cl PG, 5.000%, 04/15/36	1,231	1,287
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	372	397
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	946	1,005
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	602	625
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.644%, 11/15/30(a)	1,003	1,025

Total Collateralized Mortgage Obligations		5,431

U.S. Government Agency Mortgages (80.0%)
Fannie Mae (46.2%)
6.000%, 06/01/22	159	170
5.500%, 01/01/24	1,643	1,745
4.000%, 07/01/24	1,766	1,799
5.500%, 05/01/26	1,651	1,746
5.000%, 11/01/28	1,613	1,685
5.500%, 04/01/29	950	1,003
5.000%, 11/01/33	4,346	4,512
6.500%, 09/01/36	1,722	1,852
6.500%, 10/01/37	874	935
5.500%, 01/01/38	2,458	2,575
5.500%, 10/14/38	887	928

		18,950

Freddie Mac (27.6%)
5.500%, 12/01/22	2,486	2,635
5.000%, 02/01/24	2,837	2,981
4.500%, 06/01/24	2,052	2,126
6.000%, 08/01/34	1,681	1,777
6.500%, 06/01/38	181	193
6.000%, 11/01/38	1,516	1,602

		11,314

Ginnie Mae(6.2%)
5.500%, 07/15/38	2,434	2,559

Total U.S. Government Agency Mortgages		32,823

U.S. Treasury Obligations (4.6%)
U.S. Treasury Notes (4.6%)
2.375%, 08/31/14	650	652
3.750%, 11/15/18	1,177	1,218

Total U.S. Treasury Obligations		1,870

Money Market Fund (3.8%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(b)	1,558,356	1,558

Total Money Market Fund		1,558

Total Investments (Cost $40,325)(c) — 101.9%		41,788
Liabilities in excess of other assets — (1.9)%		(778)

Net Assets — 100.0%		$41,010

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (94.7%)
Maryland (92.1%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,107
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	596
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	1,000	1,104
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215	236
Baltimore, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, FSA	500	560
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500	559
Charles County, GO, 5.000%, 03/01/16	500	590
Frederick County, GO, 5.000%, 12/01/15	1,075	1,271
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500	569
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @ 100	750	824
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,094
Howard County, GO, 5.000%, 02/15/15	1,000	1,168
Maryland Capital Improvements, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,143
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 5.000%, 09/01/27, Callable 03/01/17 @ 100	1,000	1,006
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, 5.000%, 09/01/34, Callable 09/01/18 @ 100	235	239
Maryland Community Development Administration, Department of Housing & Community Development, Ser F, RB, 5.700%, 09/01/28, Callable 11/01/18 @ 100	300	325
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.50	1,000	1,091
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	500	442
Maryland Health & Higher Educational Facilities Authority, Calvert Health System, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	1,030
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	586
Maryland Health & Higher Educational Facilities Authority, JHMI Utilities LLC, Ser B, RB, 5.000%, 05/15/35, Callable 05/15/15 @ 100, GTY AGMT	150	158
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,250	1,380
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, Assured Guaranty	300	326
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, Assured Guaranty	520	557

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 4.750%, 07/01/38, Callable 07/01/17 @ 100, Assured Guaranty	750	758
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/20, Callable 07/01/16 @ 100	700	750
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/16 @ 100	775	809
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	1,116
Maryland State & Local Facilities, GO, 4.000%, 08/15/23, Callable 08/15/19 @ 100	500	538
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500	605
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	500	581
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750	910
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, FSA	500	571
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,143
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,090
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	75	76
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,053
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250	276
Montgomery County, Department of Liquor Control, Ser A, RB, 5.000%, 04/01/28, Callable 04/01/19 @ 100	300	331
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,106

		29,674

Puerto Rico (2.6%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750	847

Total Municipal Bonds		30,521

Money Market Funds (4.6%)
Federated Maryland Municipal Cash Trust	1,462,210	1,462
Federated Tax-Free Obligations Fund	5,275	5

Total Money Market Funds		1,467

Total Investments (Cost $29,917)(a) — 99.3%		31,988
Other assets in excess of liabilities — 0.7%		224

Net Assets — 100.0%		$32,212

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — concluded

(a)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

FHA	— Security guaranteed by Federal Housing Administration

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

GTY AGMT	— Security guaranteed by Guarantor Agreement

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.6%)
North Carolina (90.2%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, MBIA	500	522
Cabarrus County, Installment Financing Contract, COP, 5.000%, 01/01/29, Callable 01/01/19 @ 100	500	538
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/21, Callable 08/01/18 @ 100	600	693
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855	1,995
Charlotte Water & Sewer System, RB, 5.000%, 07/01/38, Callable 07/01/18 @ 100	1,000	1,081
Charlotte, Ser E, COP, 5.000%, 06/01/39, Callable 06/01/19 @ 100	1,000	1,069
Charlotte-Mecklenburg Hospital Authority Health Care System, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000	1,072
Fayetteville Public Works Commission, Ser B, RB, 5.000%, 10/21/35, Callable 03/01/19 @ 100	500	539
Gastonia Combined Utilities System, RB, 4.000%, 05/01/18, Assured Guaranty	1,000	1,087
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,787
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100, FSA	1,000	1,107
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, FSA	500	567
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, FSA	2,000	2,103
North Carolina Capital Facilities Finance Agency Educational Facilities, Wake Forest University, RB, 5.000%, 01/01/38, Callable 01/01/19 @ 100	3,585	3,868
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	1,000	1,125
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser B, RB, 5.000%, 10/01/38, Callable 04/01/19 @ 100	1,000	1,085
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	531
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, AMT, 5.550%, 07/01/38, Callable 07/01/18 @ 100	500	511
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,368
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @ 100	750	797
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000	2,235
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser E-1, RB, 5.750%, 12/01/36	1,000	1,093

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
North Carolina—continued

North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, Assured Guaranty	500	531
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, Assured Guaranty	500	533
North Carolina Medical Care Commission Health System, RB, 5.000%, 10/01/25, Callable 10/01/17 @ 100, FSA	1,000	1,072
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,126
North Carolina State Capital Improvement Obligation, Annual Appropriation, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/19 @ 100	2,750	3,083
North Carolina State Education Assistance Authority, Ser Q-2, RB, AMT, 0.780%, 07/01/36, Guaranteed Student Loans(a)(b)	950	950
North Carolina State, Ser B, COP, 5.000%, 06/01/21, Callable 06/01/14 @ 100	1,000	1,078
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	539
Raleigh Durham Airport Authority, RB, AMT, 5.000%, 05/01/12, MBIA/FGIC	1,000	1,067
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	2,066
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,386
University of North Carolina Systems Pool, Ser A, RB, 5.250%, 10/01/28, Callable 10/01/19 @ 100	500	560
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, MBIA, ETM	350	389
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,042
Wake County, Annual Appropriation, Ser 2009, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	585	652
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	250	282
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/34, Callable 06/01/19 @ 100	1,000	1,095
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100	3,000	3,266

		47,490

Puerto Rico (5.4%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	550	590
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,125	1,236
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,000	1,040

		2,866

Total Municipal Bonds		50,356

Money Market Funds (1.6%)
Federated Tax-Free Obligations Fund	602,513	603

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

North Carolina Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Funds—continued

SEI Tax-Exempt Trust, Institutional Tax Free Fund	245,559	246

Total Money Market Funds		849

Total Investments (Cost $48,156)(c) — 97.2%		51,205
Other assets in excess of liabilities — 2.8%		1,476

Net Assets — 100.0%		$52,681

(a)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
North Carolina State Education Assistance Authority	12/10/07	950	950	950	1.80

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(c)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FHA	— Security guaranteed by Federal Housing Administration

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (80.8%)
Aerospace/Defense (0.6%)
AM General Corp., 3.241%, 09/30/12(a)(b)	238	219
AM General Corp., 3.269%, 09/30/13(a)(b)	5,284	4,861

		5,080

Auto Manufacturers (2.1%)
Ford Motor Co., 3.494%, 12/15/13(a)(b)	21,679	19,218

Building Materials (0.3%)
Building Materials Corp., 3.000%, 02/22/14(a)(b)	2,793	2,551

Chemicals (6.9%)
Ashland, Inc., 6.500%, 11/13/13(a)(b)	953	956
Ashland, Inc., 7.650%, 05/13/14(a)(b)	9,985	10,191
Celanese Holdings LLC, 2.345%, 04/02/14(a)(b)	5,612	5,293
Columbian Chemicals Co., 6.313%, 03/16/13(a)(b)	4,295	3,640
DaVita, Inc., 1.813%, 10/05/12(a)(b)	5,000	4,820
Huntsman International LLC, 1.996%, 04/21/14(a)(b)	8,263	7,605
Huntsman International LLC, 2.496%, 06/30/16(a)	3,500	3,251
Ineos Group Holdings PLC, 7.001%, 12/14/12(a)(b)	1,328	1,145
Ineos Group Holdings PLC, 7.501%, 12/14/13(a)(b)	5,540	4,640
Ineos Group Holdings PLC, 8.001%, 12/16/14(a)(b)	905	761
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	477	312
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	477	312
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	166	109
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	2,069	1,353
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	477	312
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	2,069	1,353
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	381	249
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	2,069	1,353
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	1,187	776
Lyondell Chemical Co., 0.000%, 12/22/14(a)(b)(c)	623	407
Macdermid Holdings LLC, 2.246%, 04/12/14(a)(b)	2,000	1,667
Nalco Holding Co., 6.500%, 05/07/16(a)(b)	3,990	4,055
Rockwood Specialties Group, Inc., 6.000%, 07/30/14(a)(b)	2,908	2,941
Solutia, Inc., 7.250%, 02/28/14(a)(b)	4,392	4,444

		61,945

Commercial Services (4.8%)
BNY ConvergEX Group, 3.250%, 09/30/13(a)(b)	1,257	1,210
BNY ConvergEx Group, 3.250%, 10/02/13(a)(b)	3,128	3,011
Catalina Marketing Corp., 2.994%, 10/01/14(a)(b)	1,571	1,500
Dresser, Inc., 2.679%, 05/04/14(a)(b)	2,178	2,037
H3C Holdings Ltd., 3.639%, 10/14/12(a)(b)	1,320	1,228
Live Nation, Inc., 3.513%, 06/21/13(a)(b)	3,638	3,383
Live Nation, Inc., 3.518%, 12/21/13(a)(b)	2,371	2,205
Macrovision Solutions Corp., 6.000%, 05/09/13(a)(b)	837	835
Merrill Corp., 8.500%, 12/22/12(a)(b)	1,312	1,046
Merrill Corp., 12.750%, 11/15/13(a)(b)	2,002	1,116
National Money Mart Co., 3.040%, 10/30/12(a)(b)	1,118	1,051
National Money Mart Co., 3.040%, 10/30/12(a)(b)	822	773
Oshkosh Truck Corp., 6.423%, 12/06/13(a)(b)	6,000	5,990
Quintiles Transnational Corp., 2.283%, 03/31/13(a)(b)	963	911
QVC, Inc., 3.746%, 06/30/10(a)(b)	3,919	3,909
QVC, Inc., 4.246%, 06/30/11(a)(b)	1,007	1,002
QVC, Inc., 4.746%, 06/30/12(a)(b)	895	888

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

QVC, Inc., 5.246%, 06/30/13(a)(b)	895	891
QVC, Inc., 5.746%, 03/30/14(a)(b)	2,470	2,457
Sedgwick CMS Holdings, Inc., 2.533%, 01/31/13(a)(b)	1,766	1,655
TL Acquisitions, Inc., 2.750%, 07/03/14(a)(b)	3,987	3,568
URS Corp., 1.427%, 10/16/12(a)(b)	2,692	2,571

		43,237

Computers (0.3%)
Network Solutions LLC, 2.782%, 03/07/14(a)(b)	2,004	1,764
Seahawk Acquisition Corp., 2.283%, 06/11/14(a)(b)	930	871

		2,635

Consumer Discretionary (0.2%)
Collective Brands, Inc., 3.097%, 08/01/14(a)(b)	1,721	1,646

Diversified Financial Services (3.2%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(d)(e)	3,004	1,802
First Data Corp., 3.034%, 09/24/14(a)(b)	7,210	6,197
First Data Corp., 3.034%, 09/24/14(a)(b)	2,992	2,564
Harland Clarke Holdings Corp., 2.775%, 06/30/14(a)(b)	3,918	3,275
Navistar Financial Corp., 2.250%, 07/01/10(a)(b)	3,990	3,890
Nielsen Finance LLC, 2.249%, 08/09/13(a)(b)	3,811	3,586
Nielsen Finance LLC, 4.026%, 08/09/13(a)(b)	2,743	2,581
Peach Holdings, Inc., 4.629%, 11/21/13(a)(b)	616	262
RiskMetrics Group, Inc., 2.283%, 01/11/14(a)(b)	2,980	2,905
TD AMERITRADE Holding Corp., 1.740%, 12/31/12(a)(b)	2,121	2,076

		29,138

Diversified Operations (0.6%)
Aramark Corp., 2.156%, 01/27/14(a)(b)	910	848
Aramark Corp., 2.473%, 01/27/14(a)(b)	60	56
McJunkin Red Man Corp., 3.496%, 01/31/14(a)(b)	4,500	3,848
McJunkin Red Man Corp., 3.511%, 01/31/14(a)(b)	995	963

		5,715

Electric (4.5%)
Calpine Corp., 3.165%, 03/29/14(a)(b)	4,982	4,559
Mirant North America LLC, 1.996%, 01/03/13(a)(b)	1,805	1,717
NRG Energy, Inc., 2.022%, 02/01/13(a)(b)	14,736	13,941
NRG Energy, Inc., 2.033%, 02/01/13(a)(b)	7,984	7,553
TXU Energy Co. LLC, 3.754%, 10/10/14(a)(b)	4,864	3,868
TXU Energy Co. LLC, 3.754%, 10/10/14(a)(b)	4,962	3,946
TXU Energy Co. LLC, 3.754%, 10/10/14(a)(b)	6,000	4,771

		40,355

Energy (1.5%)
First Light Power Resources, Inc., 2.813%, 11/01/13(a)(b)	106	98
FirstLight Power Resources, Inc., 2.813%, 11/01/13(a)(b)	820	763
First Light Power Resources, Inc., 5.125%, 05/01/14(a)(b)	4,580	3,893
KGen LLC, 1.903%, 02/01/14(a)(b)	2,371	2,145
KGen LLC, 2.000%, 02/01/14(a)(b)	3,032	2,789
Longview Power LLC, 2.563%, 02/27/14(a)(b)	333	297
Longview Power LLC, 2.563%, 02/27/14(a)(b)	1,167	1,038
Longview Power LLC, 2.563%, 02/27/14(a)(b)	1,000	890
MACH Gen LLC, 2.598%, 02/22/13(a)(b)	1,068	986
NSG Holdings LLC, 1.799%, 06/15/14(a)(b)	304	286
NSG Holdings LLC, 1.799%, 06/15/14(a)(b)	51	48

		13,233

Entertainment (1.8%)
Carmike Cinemas, Inc., 3.540%, 05/19/12(a)(b)	2,163	2,068

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Entertainment—continued

Carmike Cinemas, Inc., 4.240%, 05/19/12(a)(b)	815	779
Cedar Fair LP, 2.246%, 08/30/12(a)(b)	929	882
Cinemark, Inc., 2.081%, 10/05/13(a)(b)	6,426	6,176
Rainbow National Services, 1.244%, 06/28/13(a)(b)	6,411	6,170

		16,075

Food (2.0%)
Wm. Wrigley Jr. Co., 6.500%, 09/30/14(a)(b)	17,487	17,771

Forest Products & Paper (1.2%)
Georgia-Pacific Corp., 2.316%, 12/20/12(a)(b)	7,130	6,849
Georgia-Pacific Corp., 3.588%, 12/20/14(a)(b)	3,927	3,900

		10,749

Health Care (15.2%)
Axcan Intermediate Holdings, 3.766%, 02/18/14(a)(b)	1,841	1,795
Bausch & Lomb, Inc., 3.680%, 04/24/15(a)(b)	404	385
Bausch & Lomb, Inc., 3.848%, 04/24/15(a)(b)	1,592	1,516
Biomet, Inc., 3.283%, 03/25/15(a)(b)	4,960	4,772
Boston Scientific Corp., 2.033%, 04/21/11(a)(b)	10,387	10,108
Capella Healthcare, Inc., 5.750%, 02/28/15(a)(b)	2,918	2,874
Carestream Health, Inc., 2.246%, 04/30/13(a)(b)	5,590	5,235
Carestream Health, Inc., 5.496%, 10/30/13(a)(b)	1,000	821
Community Health Systems, 2.496%, 07/25/14(a)(b)	1,275	1,195
Community Health Systems, 2.612%, 07/25/14(a)(b)	17,554	16,491
CRC Health Corp., 2.533%, 02/06/13(a)(b)	2,895	2,526
Golden Gate National Care LLC, 2.996%, 03/14/11(a)(b)	9,366	8,804
Harlan Sprague Dawley, Inc., 2.750%, 07/11/14(a)(b)	4,876	4,368
HCA, Inc., 1.783%, 11/17/12(a)(b)	16,619	15,546
HCA, Inc., 2.533%, 11/18/13(a)(b)	9,462	8,924
Health Management Associates, 2.033%, 02/28/14(a)(b)	7,361	6,899
Iasis Healthcare Corp., 2.246%, 03/14/14(a)(b)	191	180
Iasis Healthcare Corp., 2.246%, 03/14/14(a)(b)	2,049	1,928
Iasis Healthcare Corp., 2.246%, 03/14/14(a)(b)	709	667
IM US Holdings LLC, 2.265%, 06/26/14(a)(b)	2,977	2,837
Invacare Corp., 2.496%, 02/12/13(a)(b)	253	241
Life Technologies Corp., 5.250%, 11/21/15(a)(b)	2,778	2,793
LifePoint Hospitals, Inc., 2.015%, 04/15/12(a)(b)	4,509	4,380
Multiplan, Inc., 2.750%, 04/12/13(a)(b)	1,178	1,112
Multiplan, Inc., 2.750%, 04/12/13(a)(b)	715	675
Mylan, Inc., 3.550%, 10/02/14(a)(b)	3,182	3,096
National Mentor Holdings, Inc., 2.290%, 06/28/13(a)(b)	1,829	1,637
National Mentor Holdings, Inc., 2.309%, 06/29/13(a)(b)	110	98
Royalty Pharma, 2.533%, 04/16/13(a)(b)	5,816	5,682
Sun Healthcare Group, Inc., 2.283%, 04/19/14(a)(b)	322	300
Sun Healthcare Group, Inc., 2.655%, 04/19/14(a)(b)	1,533	1,426
Talecris Biotherapeutics, Inc., 3.960%, 12/06/13(a)(b)	8,023	7,842
Talecris Biotherapeutics, Inc., 6.960%, 12/18/14(a)(b)	5,200	5,084
Vanguard Health Systems, Inc., 2.496%, 09/23/11(a)(b)	4,867	4,747

		136,984

Information Technology (1.1%)
Audatex Holding GmbH, 2.063%, 05/15/14(a)(b)	491	474
Flextronics International Ltd., 2.847%, 10/01/12(a)(b)	7,200	6,669
Flextronics International Ltd., 2.496%, 10/01/14(a)(b)	761	681

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Flextronics International Ltd., 2.687%, 10/01/14(a)(b)	1,942	1,737
Flextronics International Ltd., 2.759%, 10/01/14(a)(b)	459	410

		9,971

Insurance (0.1%)
Hub International Ltd., 2.746%, 06/13/14(a)(b)	799	715
Hub International Ltd., 2.746%, 06/13/14(a)(b)	180	161

		876

Investment Company (0.2%)
USPF Holdings LLC, 1.996%, 04/11/14(a)(b)	1,767	1,670

Leisure Time (0.2%)
Sabre Holdings Corp., 2.644%, 09/30/14(a)(b)	2,000	1,757

Lodging (1.4%)
Harrah’s Operating Co., Inc., 3.504%, 01/28/15(a)(b)	4,100	3,327
Harrah’s Operating Co., Inc., 0.000%, 10/23/16(a)(b)(c)	6,600	6,516
Kerzner International Ltd., 3.283%, 08/31/13(a)(b)	2,243	1,124
Kerzner International Ltd., 3.299%, 08/31/13(a)(b)	210	105
Kerzner International Ltd., 3.317%, 08/31/13(a)(b)	1,276	639
Metro-Goldwyn-Mayer, Inc., 5.500%, 04/08/12(a)(b)	8	4
MGM Mirage, Inc., 3.700%, 11/22/09(a)(b)	1,403	1,235

		12,950

Machinery Diversified (0.7%)
Manitowoc Co., Inc. (The), 7.500%, 10/25/14(a)(b)	4,489	4,246
NACCO Materials Handling Group, Inc., 2.742%, 03/21/13(a)(b)	3,386	2,337

		6,583

Media (7.6%)
Block Communications, Inc., 2.283%, 12/19/12(a)(b)	982	894
Cablevision Systems Corp., 1.312%, 12/13/13(a)(b)	8,680	8,385
DIRECTV Holdings LLC, 5.250%, 04/13/13(a)(b)	6,441	6,439
Discovery Communications, Inc., 5.250%, 05/14/14(a)(b)	12,935	13,125
Getty Images, Inc., 6.250%, 07/02/15(a)(b)	5,393	5,420
Insight Midwest Holdings LLC, 1.760%, 10/06/13(a)(b)	11,818	11,227
Mediacom LLC, 1.750%, 01/31/15(a)(b)	7,930	7,316
Mediacom LLC, 5.500%, 03/31/17(a)(b)	5,500	5,492
Quebecor Media, Inc., 2.509%, 01/17/13(a)(b)	2,895	2,750
Telesat Holdings, Inc., 3.250%, 10/31/14(a)(b)	5,009	4,808
Telesat Holdings, Inc., 3.270%, 10/31/14(a)(b)	430	413
WideOpenWest Finance LLC, 2.756%, 06/30/14(a)(b)	1,990	1,850

		68,119

Miscellaneous Manufacturer (1.9%)
Activant Solutions Holdings, Inc., 2.482%, 05/02/13(a)(b)	3,399	3,085
EPCO Holdings, Inc., 1.246%, 08/07/12(a)(b)	10,000	8,500
John Maneely Co., 3.606%, 12/08/13(a)(b)	6,727	5,483

		17,068

Oil & Gas (5.3%)
Alon Refining Krotz Springs, Inc., 2.496%, 08/04/13(a)(d)	884	722
Alon Refining Krotz Springs, Inc., 2.496%, 08/04/13(a)(d)	111	90
Alon Refining Krotz Springs, Inc., 12.750%, 07/03/14(a)(b)	660	584
Alon Refining Krotz Springs, Inc., 13.750%, 07/03/14(a)(b)	290	256
Atlas Pipeline Partners LP, 6.750%, 07/27/14(a)(b)	9,668	9,354
ATP Oil & Gas Corp., 8.500%, 07/15/14(a)(b)	2,514	2,304
ATP Oil & Gas Corp., 9.000%, 07/15/14(a)(b)	663	607
Enterprise GP Holdings LP, 2.663%, 11/08/14(a)(b)	10,890	10,604
Niska Gas Storage, 1.994%, 05/12/13(a)(b)	554	533

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Niska Gas Storage, 1.994%, 05/12/13(a)(b)	5,380	5,178
Niska Gas Storage, 1.996%, 05/12/13(a)(b)	375	361
Petroleum Geo-Services ASA, 2.030%, 06/29/15(a)(b)	8,615	8,206
TPF Generation Holdings LLC, 2.283%, 12/15/11(a)(b)	276	262
TPF Generation Holdings LLC, 2.246%, 12/15/13(a)(b)	2,391	2,257
TPF Generation Holdings LLC, 2.283%, 12/15/13(a)(b)	543	514
Vulcan Energy Corp., 5.500%, 09/25/15(b)(f)	5,300	5,327
Western Refining Co., 8.250%, 04/05/14(a)(b)	743	735

		47,894

Packaging & Containers (0.3%)
Anchor Glass Container Corp., 6.750%, 06/20/14(a)(b)	1,153	1,144
Graphic Packaging Holding Co., 2.530%, 05/16/14(a)(b)	1,700	1,635

		2,779

Pipelines (1.1%)
Energy Transfer Equity LP, 2.211%, 11/01/12(a)(b)	9,250	8,992
Targa Resources, Inc., 2.246%, 10/31/12(a)(b)	360	353
Targa Resources, Inc., 2.283%, 10/31/12(a)(b)	276	271

		9,616

Real Estate (2.3%)
CB Richard Ellis, 6.000%, 12/20/13(a)	1,445	1,401
CB Richard Ellis, 6.501%, 12/20/15(a)(b)	8,788	8,568
Mattamy Group, 2.625%, 04/11/13(a)(b)	2,930	2,344
Realogy Corp., 3.254%, 10/09/13(a)(b)	6,435	5,420
Realogy Corp., 3.596%, 10/09/13(a)(b)	1,733	1,459
Realogy Corp., 13.500%, 09/28/17(b)(f)	1,750	1,824

		21,016

Retail (2.2%)
Capital Automotive LP, 2.020%, 12/16/10(a)(b)	6,019	5,129
Dollar General Corp., 3.116%, 07/04/14(a)(b)	3,990	3,880
Gregg Appliances, Inc., 2.250%, 07/25/13(a)(b)	888	835
Neiman Marcus Group, Inc., 2.300%, 04/06/13(a)(b)	2,410	2,085
Petco Animal Supplies, Inc., 2.565%, 10/26/13(a)(b)	928	894
Sports Authority, Inc. (The), 2.533%, 05/03/13(a)(b)	2,903	2,046
Toys”R”Us, Inc., 4.496%, 07/16/12(a)(b)	1,000	959
SUPERVALU, Inc., 1.121%, 06/02/11(a)(b)	3,870	3,711

		19,539

Telecommunication Services (9.8%)
Asurion Corp., 3.250%, 07/03/14(a)(b)	7,000	6,653
Centennial Communications Corp., 2.246%, 02/04/11(a)(b)	3,365	3,323
Cequel Communications LLC, 2.253%, 11/05/13(a)(b)	4,399	4,145
Cequel Communications LLC, 4.788%, 05/05/14(a)(b)	1,000	934
Consolidated Communications Holdings, Inc., 2.750%, 12/29/14(a)(b)	2,000	1,870
Consolidated Communications Holdings, Inc., 2.750%, 12/29/14(a)(b)	5,000	4,675
Intelsat Corp. (PanAmSat), 2.753%, 01/03/14(a)(b)	1,963	1,866
Intelsat Corp. (PanAmSat), 2.753%, 01/03/14(a)(b)	1,963	1,865
Intelsat Corp. (PanAmSat), 2.753%, 01/03/14(a)(b)	1,963	1,865
Level 3 Communications, Inc., 2.683%, 03/13/14(a)(b)	2,500	2,209
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	12,750	13,495
MCC Iowa LLC, 2.000%, 01/31/15(a)(b)	1,945	1,799
MetroPCS Wireless, Inc., 3.024%, 11/03/13(a)(b)	4,962	4,739
Qwest Services Corp., 6.950%, 07/18/10(a)(b)	3,600	3,605

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Sorenson Communications, Inc., 2.750%, 08/16/13(a)(b)	3,786	3,580
Stratos Global Corp., 2.783%, 02/13/12(a)(b)	261	252
Stratos Global Corp., 2.783%, 02/13/12(a)(b)	2,649	2,557
UPC Financing Partnership, 3.011%, 09/02/13(a)(b)	3,000	2,933
UPC Financing Partnership, 2.011%, 12/31/14(a)(b)	2,593	2,417
UPC Financing Partnership, 3.761%, 12/31/16(a)(b)	1,407	1,351
UPC Financing Partnership, 3.762%, 12/31/16(a)(b)	1,700	1,633
Virgin Media Investment Holdings Ltd., 4.003%, 09/03/12(a)(b)	3,895	3,839
West Corp., 2.623%, 10/24/13(a)(b)	2,396	2,259
West Corp., 7.250%, 10/24/13(a)(b)	4,289	4,319
Wind Acquisition Holdings, 7.926%, 11/26/14(a)(b)	8,800	8,800
Windstream Corp., 6.250%, 04/23/15(a)(b)	1,000	775

		87,758

Transportation (1.2%)
Harbor Freight, 6.936%, 02/16/13(a)(b)	1,428	1,435
Hertz Corp., 2.002%, 12/21/12(a)(b)	4,207	3,968
Hertz Corp., 2.042%, 12/21/12(a)(b)	772	728
Volnay Acquisition (Compagnie Generale), 4.309%, 01/12/14(a)(b)	4,465	4,331

		10,462

Utilities (0.2%)
AES Corp. (The), 3.290%, 08/11/11(a)(b)	1,833	1,793

Total Bank Loans		726,183

Corporate Bonds (13.4%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	1,000	1,028

Airlines (0.2%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	500	499
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	1,000	933

		1,432

Building (0.1%)
Owens Corning, Inc., 9.000%, 06/15/19	1,000	1,074

Chemicals (0.1%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	1,000	1,070

Commercial Services (0.1%)
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	660	706

Diversified Financial Services (1.6%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	400	367
American General Finance Corp., Ser I, MTN, 5.850%, 06/01/13	2,000	1,514
Bank of America Corp., Ser K, 8.000%(g)	1,325	1,178
CapitalSource, Inc., 12.750%, 07/15/14(b)	1,585	1,579
Citigroup Capital XXI, 8.300%, 12/21/77, Callable 12/21/37 @ 100(a)	1,400	1,244
E*Trade Financial Corp. (PIK), 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	3,500	3,885
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	4,500	4,408

		14,175

Diversified Minerals (1.1%)
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13	8,000	9,040
Teck Resources Ltd., 6.125%, 10/01/35	1,000	850

		9,890

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Operations (0.2%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	2,000	1,920

Electric (0.5%)
Energy Future Holdings Corp., Ser P, 5.550%, 11/15/14	850	580
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	3,500	3,504

		4,084

Environmental Control (0.4%)
Allied Waste North America, Inc., Ser B, 5.750%, 02/15/11	3,700	3,842

Forest Products & Paper (0.2%)
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	1,000	983
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	1,000	1,025

		2,008

Health Care (0.3%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	1,000	1,075
Elan Corp. PLC, 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	300	296
HCA, Inc., 8.750%, 09/01/10	1,100	1,117

		2,488

Insurance (0.1%)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	1,000	675

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	1,000	1,038
Chukchansi Economic Development Authority, 8.000%, 11/15/13, Callable 11/15/09 @ 104(b)	415	328

		1,366

Machinery Diversified (0.1%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	1,000	1,090

Media (0.2%)
Cablevision Systems Corp., 8.625%, 09/15/17(b)	750	774
Gannett Co., Inc., 8.750%, 11/15/14	250	246
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	1,000	1,050

		2,070

Oil & Gas (1.4%)
SandRidge Energy, Inc., 4.222%, 04/01/14, Callable 04/01/10 @ 102(a)	1,000	891
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	11,500	10,925
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	1,000	945

		12,761

Pipelines (0.3%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,000	2,400

Telecommunication Services (6.1%)
Centennial Communications Corp., 6.347%, 01/01/13, Callable 01/01/10 @ 100(a)	9,695	9,453
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)	3,000	3,045
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	5,850	6,201
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	3,000	3,038
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	1,125	1,181
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	1,000	1,005

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	3,000	3,030
Level 3 Financing, Inc., 4.601%, 02/15/15, Callable 02/15/10 @ 101(a)	1,000	715
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	900	896
Sprint Capital Corp., 8.375%, 03/15/12	5,315	5,488
Sprint Nextel Corp., 0.683%, 06/28/10(a)	5,000	4,856
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	5,550	5,841
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	9,000	10,148

		54,897

Transportation (0.2%)
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	1,500	1,560

Total Corporate Bonds		120,536

Convertible Corporate Bond (0.1%)
Financials (0.1%)
AmeriCredit Corp., 2.125%, 09/15/13(b)	1,000	793

Total Convertible Corporate Bond		793

Money Market Fund (7.4%)
RidgeWorth Institutional Cash Management Money Market Fund(h)	66,267,429	66,267

Total Money Market Fund		66,267

Total Investments (Cost $886,347)(i) — 101.7%		913,779
Liabilities in excess of other assets — (1.7)%		(14,966)

Net Assets — 100.0%		$898,813

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 85.3% of net assets as of September 30, 2009.

(c)	This security has not settled as of September 30, 2009 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
Alon Refining Krotz Springs, Inc.	04/29/09	464	884	722	0.08
Alon Refining Krotz Springs, Inc.	04/29/09	58	111	90	0.01
East Valley Tourist Development Authority	08/07/07	2,973	3,004	1,802	0.20

(e)	Security in default.

(f)	Variable or Floating Rate Security. This security settled subsequent to September 30, 2009 and thus the rate disclosed is the rate at settlement.

(g)	Perpetual maturity.

(h)	Affiliate investment.

(i)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

PIK	— Payment in-kind

As of September 30, 2009, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Brand Services	7,500	(866)
Calpine Corp.	5,500	(779)
MGM Mirage, Inc.	976	(117)
Telcordia Technologies, Inc.	5,000	(1,250)

		(3,012)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix Global Strategy Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (8.6%)
U.S. Treasury Bills (5.4%)
0.118%, 10/22/09(a)	505	505

U.S. Treasury Note (3.2%)
1.500%, 10/31/10	300	303

Total U.S. Treasury Obligations		808

Money Market Fund (96.0%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	9,034,029	9,034

Total Money Market Fund		9,034

Total Investments (Cost $9,842)(c) — 104.6%		9,842
Liabilities in excess of other assets — (4.6)%		(429)

Net Assets — 100.0%		$9,413

(a)	Rate represents the effective yield at purchase.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.

Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Emerging Markets CDX Indices, Series 12	JPMorgan	952	5.000	12/20/14	(100)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	1,720	5.000	12/20/14	(181)
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,025	0.250	09/20/14	8
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,049	1.000	09/20/14	(29)
Republic of Austria CDX Indices	Barclays Bank PLC	1,025	1.000	09/20/14	(19)

					(321)

At September 30, 2009, liquid assets totaling $788, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2009.

At September 30, 2009, the Fund’s forward foreign currency contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	12/29/09	883	764	772	(8)
Brazilian Real	10/05/09	556	293	314	(21)
Brazilian Real	10/21/09	461	254	260	(6)
Brazilian Real	12/29/09	556	304	309	(5)
Chilean Peso	12/28/09	133,490	249	245	4
Chilean Peso	12/29/09	255,562	473	469	4
Colombian Peso	10/19/09	951,294	479	496	(17)
Czech Republic Koruna	10/02/09	5,214	293	303	(10)
Czech Republic Koruna	12/31/09	5,214	304	302	2
Euro	12/21/09	792	1,165	1,158	7
Hungarian Forint	10/08/09	75,557	391	410	(19)
Japanese Yen	12/08/09	75,979	821	847	(26)
Norwegian Krone	12/28/09	1,488	258	257	1
New Russian Rouble	10/14/09	9,467	307	315	(8)
New Zealand Dollar	10/02/09	571	390	413	(23)
New Zealand Dollar	12/15/09	573	407	411	(4)
Swedish Krona	12/28/09	5,243	769	753	16

Total Short Contracts			$7,921	$8,034	$(113)

Long:
Brazilian Real	10/05/09	556	308	313	5
Czech Republic Koruna	10/02/09	5,214	305	303	(2)
New Zealand Dollar	10/02/09	571	408	412	4

Total Long Contracts			$1,021	$1,028	$7

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (1.2%)
Auto Manufacturers (0.2%)
Ford Motor Co., 3.494%, 12/15/13(a)(b)	3,337	2,958

Diversified Financial Services (0.5%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(c)(d)	11,515	6,909

Diversified Operations (0.2%)
McJunkin Red Man Corp., 3.496%, 01/31/14(a)(b)	3,500	2,993

Health Care (0.2%)
Talecris Biotherapeutics, Inc., 3.960%, 12/06/13(a)(b)	1,985	1,940

Telecommunications Services (0.1%)
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	1,000	1,058

Total Bank Loans		15,858

Corporate Bonds (93.5%)
Advertising (0.9%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06	1,510	1,552
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)(e)	1,900	1,952
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	3,265	3,526
Lamar Media Corp., 9.750%, 04/01/14(e)	4,720	5,109

		12,139

Aerospace/Defense (0.1%)
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(b)	1,850	1,841

Airlines (1.6%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	8,835	8,824
Delta Air Lines, Inc., 11.750%, 03/15/15, Callable 03/15/12 @ 108.81(b)	13,800	12,869

		21,693

Apparel (0.2%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88(e)	2,215	2,304

Auto Parts & Equipment (0.6%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	2,060	2,215
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	5,425	5,886

		8,101

Beverages (0.3%)
Constellation Brands, Inc., 8.375%, 12/15/14	3,795	3,956

Building (0.9%)
Centex Corp., 6.500%, 05/01/16(e)	2,965	3,009
KB Home, 9.100%, 09/15/17	3,180	3,419
Owens Corning, Inc., 9.000%, 06/15/19	4,100	4,403
Pulte Homes, Inc., 5.250%, 01/15/14	1,045	1,014

		11,845

Building Materials (0.6%)
Texas Industries, Inc., 7.250%, 07/15/13, Callable 11/02/09 @ 103.63	3,040	2,918
USG Corp., 9.750%, 08/01/14(b)	3,660	3,825
USG Corp., 7.750%, 01/15/18(f)	1,715	1,655

		8,398

Chemicals (1.8%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	12,700	13,588
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	3,065	3,099
Huntsman International LLC, 5.500%, 06/30/16(b)	2,505	2,129
Nalco Co., 8.250%, 05/15/17(b)	3,290	3,455

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Chemicals—continued

Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50(c)	2,220	1,843

		24,114

Coal (0.4%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	3,225	3,322
Peabody Energy Corp., 7.375%, 11/01/16	2,080	2,101

		5,423

Commercial Services (1.7%)
DI Finance/DynCorp International, Ser B, 9.500%, 02/15/13, Callable 02/15/10 @ 102.38	2,303	2,349
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 01/15/10 @ 101.29	1,535	1,547
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(c)	1,650	825
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	2,895	3,112
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100(e)	10,699	10,726
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	3,675	3,932

		22,491

Computers (0.0%)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	550	601

Consumer Staples (2.2%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	5,627	5,782
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/13 @ 104(b)	3,870	3,885
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09(e)	1,350	1,350
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	6,290	6,101
SUPERVALU, Inc., 8.000%, 05/01/16	6,115	6,328
Tyson Foods, Inc., 10.500%, 03/01/14	4,855	5,498

		28,944

Diversified Financial Services (8.3%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	5,926	5,432
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	150	129
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	5,833	4,508
American General Finance Corp., Ser H, MTN, 5.750%, 09/15/16	2,925	2,031
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	4,195	2,942
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	17,225	12,047
Bank of America Corp., Ser K, 8.000%(g)	13,030	11,585
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	12,805	11,380
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	4,170	4,431
Ford Motor Credit Co. LLC, 7.250%, 10/25/11(e)	2,570	2,496
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	2,700	2,609
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	8,100	7,777
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	1,665	1,563
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	19,000	18,610

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)	3,070	3,346
HBOS PLC, MTN, 5.375%(b)(g)	3,740	2,394
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(g)	10,400	5,096
SLM Corp., MTN, 5.125%, 08/27/12	2,870	2,456
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	9,350	9,444

		110,276

Diversified Minerals (2.8%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	4,525	4,344
FMG Finance Property Ltd., 10.000%, 09/01/13(b)	5,125	5,433
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	3,015	3,339
Teck Resources Ltd., 9.750%, 05/15/14	5,965	6,562
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38	14,665	17,047
Teck Resources Ltd., 6.125%, 10/01/35	920	782

		37,507

Diversified Operations (1.5%)
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13	90	96
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,911
Leucadia National Corp., 8.125%, 09/15/15	7,500	7,650
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	10,195	9,787

		19,444

Electric (8.9%)
AES Corp. (The), 8.750%, 05/15/13, Callable 05/15/10 @ 101.46(b)	1	1
AES Corp. (The), 7.750%, 03/01/14	2,810	2,831
AES Corp. (The), 7.750%, 10/15/15	485	487
AES Corp. (The), 9.750%, 04/15/16(b)	2,750	2,998
AES Corp. (The), 8.000%, 10/15/17	5,965	6,002
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	215	218
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	5,125	5,253
CMS Energy Corp., 6.300%, 02/01/12	3,375	3,438
Edison Mission Energy, 7.500%, 06/15/13	6,087	5,707
Elwood Energy LLC, 8.159%, 07/05/26	2,780	2,448
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44	18,870	14,247
General Cable Corp., 2.972%, 04/01/15, Callable 04/01/10 @ 101(a)	2,720	2,387
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	2,580	2,651
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	3,964	4,023
Mirant Americas Generation LLC, 8.300%, 05/01/11	1,450	1,475
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	4,204	4,246
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,484
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	3,983	3,963
NRG Energy, Inc., 7.250%, 02/01/14, Callable 02/01/10 @ 103.63	45	44
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	25,989	25,143
NRG Energy, Inc., 7.375%, 01/15/17, Callable 01/15/12 @ 103.69	3,855	3,730

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	6,100	6,108
Orion Power Holdings, Inc., 12.000%, 05/01/10	1,900	1,967
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(e)	6,996	7,188
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	5,573	5,625
Texas Competitive Electric Holdings Co. LLC, Ser B, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(f)	3,925	2,826

		117,490

Electronics (0.6%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	1,013	988
Jabil Circuit, Inc., 7.750%, 07/15/16	3,485	3,537
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460	3,512

		8,037

Entertainment (1.3%)
Penn National Gaming, Inc., 6.750%, 03/01/15, Callable 03/01/10 @ 103.38	1,375	1,317
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(b)	3,000	3,008
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(b)	2,035	2,010
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	5,130	5,335
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	4,895	5,091

		16,761

Environmental Control (0.2%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	2,110	2,216

Forest Products & Paper (1.8%)
Georgia-Pacific LLC, 8.125%, 05/15/11	7,829	8,123
Georgia-Pacific LLC, 9.500%, 12/01/11	2,975	3,168
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	10,020	9,844
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(e)	3,000	3,075

		24,210

Health Care (8.5%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	5,835	6,273
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	2,760	2,912
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	7,930	8,445
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	25,135	25,762
Elan Corp. PLC, 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	3,700	3,652
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94	1,120	1,141
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	1,445	1,456
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	12,165	12,560
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	905	936
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	2,605	2,761

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	4,860	5,079
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(b)	10,070	10,108
Health Management Associates, Inc., 6.125%, 04/15/16	3,950	3,674
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	7,660	7,392
Omnicare, Inc., 6.125%, 06/01/13, Callable 06/01/10 @ 101.02	855	823
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	7,485	7,897
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	4,425	4,657
Universal Hospital Services, Inc., 4.635%, 06/01/15, Callable 06/01/10 @ 101(a)	780	661
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	6,355	6,228

		112,417

Household Products/Wares (0.4%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(b)	4,610	4,817

Industrials (0.7%)
L-3 Communications Holdings, Inc., 5.875%, 01/15/15, Callable 01/15/10 @ 102.94	550	547
L-3 Communications Holdings, Inc., Ser B, 6.375%, 10/15/15, Callable 10/15/10 @ 103.19	2,376	2,400
Mohawk Industries, Inc., 6.625%, 01/15/16(f)	6,420	6,389

		9,336

Insurance (1.7%)
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100	7,835	4,701
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	5,325	4,899
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88	3,075	3,014
Fairfax Financial Holdings, 7.375%, 04/15/18(e)	274	261
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	2,310	1,478
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	5,177	4,608
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	2,560	1,830
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	2,155	1,455

		22,246

Lodging (2.6%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	6,405	6,645
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	2,140	2,161
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	4,985	5,122
MGM Mirage, Inc., 10.375%, 05/15/14(b)	4,560	4,868
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	2,640	2,884
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	4,435	4,324

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Lodging—continued

Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	2,020	2,116
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(e)	7,330	7,073

		35,193

Machinery Diversified (0.9%)
Case New Holland America LLC, 7.250%, 01/15/16	890	852
Case New Holland, Inc., 7.750%, 09/01/13(b)	1,100	1,095
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,700	1,700
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	1,900	1,962
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	5,705	6,218
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104	220	202

		12,029

Materials (0.5%)
Steel Dynamics, Inc., 8.250%, 04/15/16, Callable 04/15/12 @ 103.88(b)(e)	5,985	6,015

Media (4.9%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(b)	975	926
Cablevision Systems Corp., 8.625%, 09/15/17(b)	4,175	4,311
CSC Holdings, Inc., 7.625%, 07/15/18	2,725	2,766
EchoStar DBS Corp., 6.375%, 10/01/11	441	450
EchoStar DBS Corp., 7.750%, 05/31/15	300	306
Gannett Co., Inc., 8.750%, 11/15/14	4,330	4,264
Gannett Co., Inc., 9.375%, 11/15/17, Callable 11/15/13 @ 104.69	8,500	8,379
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	11,085	11,666
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	7,725	7,802
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(b)	10,570	10,861
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	705	698
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,250	3,218
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	3,130	3,193
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	3,600	3,780
Videotron Ltee, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56	2,865	3,101

		65,721

Metals (0.0%)
Owens-Brockway Glass Containers, Inc., 8.250%, 05/15/13, Callable 11/09/09 @ 102.75	305	312

Miscellaneous Manufacturer (0.2%)
Bombardier, Inc., 6.300%, 05/01/14(b)	800	772
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	1,525	1,563

		2,335

Oil & Gas (7.3%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	5,000	5,188
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	5,465	5,752
Chesapeake Energy Corp., 7.625%, 07/15/13	4,010	3,985

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Chesapeake Energy Corp., 7.500%, 06/15/14, Callable 06/15/10 @ 102.50	1,900	1,879
Chesapeake Energy Corp., 9.500%, 02/15/15	25	26
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	4,755	4,731
Cie Generale De Geophysique, 9.500%, 05/15/16, Callable 05/15/13 @ 104.75(b)(e)	4,645	4,912
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	412
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	5,975	6,123
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(b)	2,650	2,723
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	3,430	3,619
Forest Oil Corp., 8.500%, 02/15/14(b)	3,645	3,672
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63	910	851
Frontier Oil Corp., 8.500%, 09/15/16, Callable 09/15/12 @ 104.25	595	609
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	4,285	4,349
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	1,755	1,606
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	3,700	3,996
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	2,685	2,759
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	2,395	2,359
Pioneer Natural Resources Co., 6.650%, 03/15/17	2,915	2,774
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	2,460
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095	2,121
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,390	1,390
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130	2,087
Sabine Pass LNG LP, 7.250%, 11/30/13(e)	1,845	1,647
Sabine Pass LNG LP, 7.500%, 11/30/16	2,785	2,378
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	70	69
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	6,335	6,097
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	3,300	3,053
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	2,595	2,699
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	2,410	2,290
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	8,470	8,004

		96,620

Packaging & Containers (1.3%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	900	916
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	2,130	2,151

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Packaging & Containers—continued

Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	1,720	1,772
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)	2,175	2,311
Greif, Inc., 7.750%, 08/01/19(b)	2,980	3,069
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	2,010	2,131
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	1,720	1,840
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	1,185	1,268
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/09 @ 102.25	1,605	1,593

		17,051

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	2,510	2,548

Pipelines (4.3%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335	2,668
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	2,033
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88(b)	1,450	1,378
Dynegy Holdings, Inc., 7.500%, 06/01/15	2,630	2,433
Dynegy Holdings, Inc., 7.750%, 06/01/19	12,570	10,716
El Paso Corp., 7.000%, 06/15/17	2,215	2,171
El Paso Corp., 7.250%, 06/01/18(e)	1,645	1,618
El Paso Corp., MTN, 8.250%, 02/15/16	7,215	7,395
Kinder Morgan Finance, 5.700%, 01/05/16	3,500	3,334
Knight, Inc., 6.500%, 09/01/12	125	128
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	10,485	10,432
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	3,290	3,422
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13(b)	4,790	4,539
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	375
Williams Partners LP, 7.500%, 06/15/11	4,000	4,146

		56,788

Real Estate (0.7%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 10/26/09 @ 102.03	1,450	1,437
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	8,830	8,499

		9,936

REITs (1.2%)
FelCor Lodging LP, 10.000%, 10/01/14(b)	4,530	4,383
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)(e)	2,010	2,131
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	2,680	2,647
Host Marriott LP, 6.750%, 06/01/16, Callable 06/01/11 @ 103.33	4,395	4,175
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	1,073	1,043

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
REITs—continued

Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	1,655	1,605

		15,984

Retail (3.2%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	1,605	1,774
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	2,095	2,158
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	1,135	1,105
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	1,120	1,087
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	4,370	4,106
Macy’s Retail Holdings, Inc., 7.875%, 07/15/15	7,000	7,302
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	6,805	6,235
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	12,200	12,214
Toys “R” Us Property Co. I LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	6,540	7,031

		43,012

Semiconductors (0.5%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63(e)	5,840	6,015
Avago Technologies Finance Ltd., 5.861%, 06/01/13, Callable 12/01/09 @ 100(a)	501	491

		6,506

Telecommunication Services (14.2%)
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	3,385	3,503
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	5,250	5,175
Cricket Commuinications, Inc., 10.000%, 07/15/15, Callable 07/15/12 @ 105(b)	1,500	1,541
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)	8,875	9,008
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	1,255	1,315
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	8,190	8,681
Frontier Communications Corp., 8.250%, 05/01/14	3,135	3,229
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	7,115	7,204
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	7,535	7,912
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	2,875	2,889
Inmarsat Finance II PLC, 7.625%, 06/30/12, Callable 03/01/10 @ 101.27	2,929	2,936
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46(e)	5,615	5,812
Intelsat Corp., 9.250%, 08/15/14, Callable 08/15/10 @ 103.13	1,000	1,025
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	5,355	5,422
Intelsat Subsidiary Holding Co. Ltd., Ser B, 8.875%, 01/15/15, Callable 01/15/10 @ 104.44(b)	1,500	1,519
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	5,385	5,439

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	9,395	7,798
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	5,435	5,557
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	100	102
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 101.92	3,395	3,047
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72	4,855	4,503
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	4,200	4,179
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	6,065	6,148
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(b)	8,080	8,070
Qwest Corp., 3.549%, 06/15/13(a)	2,100	1,964
Rainbow National Services LLC, 8.750%, 09/01/12, Callable 09/01/10 @ 100(b)	300	306
Rainbow National Services LLC, 10.375%, 09/01/14, Callable 09/01/10 @ 103.49(b)	1,525	1,605
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(b)	1,860	1,902
SBA Telecommunications, Inc., 8.250%, 08/15/19, Callable 08/15/14 @ 104.13(b)	1,610	1,658
Sprint Capital Corp., 7.625%, 01/30/11	2,850	2,918
Sprint Capital Corp., 8.375%, 03/15/12	4,095	4,228
Sprint Capital Corp., 6.900%, 05/01/19	3,240	2,900
Sprint Capital Corp., 8.750%, 03/15/32	6,685	6,317
Sprint Nextel Corp., 6.000%, 12/01/16	1,050	937
Sprint Nextel Corp., 8.375%, 08/15/17	2,500	2,488
Telcordia Technologies, Inc., 4.259%, 07/15/12, Callable 10/19/09 @ 101(a)(b)	3,200	2,760
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,645
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	2,659	2,712
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56(e)	7,350	7,552
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	5,500	5,789
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	9,550	10,505
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	13,700	15,447
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	1,482	1,515

		188,162

Transportation (3.5%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	1,870	1,777
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	5,730	5,959
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	2,480	2,616

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Transportation—continued

Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44(e)	17,585	17,760
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)	8,250	8,642
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	825	844
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	550	524
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	525	490
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15(e)	6,900	7,763

		46,375

Total Corporate Bonds		1,241,194

Convertible Corporate Bonds (0.4%)
Diversified Financial Services (0.4%)
AmeriCredit Corp., 0.750%, 09/15/11	6,265	5,474

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	130	119

Total Convertible Corporate Bonds		5,593

Short-Term Investment (3.5%)
RidgeWorth Funds Securities Lending Joint Account(h)(i)	46,252	46,252

Total Short-Term Investment		46,252

Money Market Fund (4.0%)
RidgeWorth Institutional Cash Management Money Market Fund(h)	52,633,385	52,633

Total Money Market Fund		52,633

Total Investments (Cost $1,283,596)(j) — 102.9%		1,361,530
Liabilities in excess of other assets — (2.9)%		(34,683)

Net Assets — 100.0%		$1,326,847

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 34.3% of net assets as of September 30, 2009.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
East Valley Tourist
Development
Authority	08/06/07	11,400	11,515	6,909	0.52
Local Insight Regatta
Holdings, Inc.	12/19/08	1,650	1,650	825	0.06
Reichhold Industries, Inc.	08/10/06	2,195	2,200	1,843	0.14

(d)	Security in default.

(e)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $45,258.

(f)	Step bond. The rate shown is the rate in effect as of September 30, 2009.

(g)	Perpetual maturity.

(h)	Affiliate investment.

(i)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(j)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

PIK	— Payment in-kind

REIT	— Real Estate Investment Trust

As of September 30, 2009, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)

Calpine Corp.	5,000	708

		708

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (2.2%)
Automobiles (2.2%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3, 2.910%, 03/15/12	3,900	3,972
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.200%, 10/15/13	1,395	1,406
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2, 2.310%, 05/15/13	1,880	1,909
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	2,275	2,283

Total Asset-Backed Securities		9,570

Collateralized Mortgage Obligations (15.9%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.568%, 05/25/35(a)	1,640	1,127
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.947%, 08/25/35(a)	2,455	1,915
Banc of America Alternative Loan Trust, Ser 2005-4, Cl CB7, 5.250%, 01/25/21	3,842	3,486
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	63	63
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,313
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.655%, 11/25/35(a)	2,082	1,377
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.715%, 03/25/36(a)	2,843	1,457
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	520	524
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	2,657	2,626
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	2,625	2,639
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.069%, 02/25/19	4,703	4,695
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	1,393	1,390
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	1,303	1,309
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Ser 2005-1, Cl 2A1, 5.646%, 02/25/20(a)	3,218	2,686
Fannie Mae, Ser 2009-37, Cl HA, 4.000%, 04/25/19	4,310	4,478
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.398%, 09/25/35(a)	1,759	1,208
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 3.147%, 08/25/34(a)	1,964	1,808
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.344%, 06/10/36	478	478
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	3,834	3,811
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	2,000	1,995
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIBC, Cl A3, 6.347%, 03/15/33	4,170	4,305
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,346	3,333
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	3,810	3,819

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19(a)	3,492	3,343
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 3.801%, 04/25/34(a)	1,173	1,115
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	694	675
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	2,596	2,592
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 4.485%, 01/25/37(a)	2,178	1,441
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	1,301	1,302
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	1,269	1,235
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(a)	2,355	1,932
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36(a)	3,046	2,307

Total Collateralized Mortgage Obligations		68,784

Corporate Bonds (40.9%)
Aerospace/Defense (0.4%)
Raytheon Co., 4.850%, 01/15/11	1,530	1,595

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11(b)	1,100	1,142

Banks (11.2%)
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	2,775	2,886
Bank of New York Mellon Corp. (The), Ser F, 4.950%, 01/14/11, MTN(b)	1,715	1,786
Barclays Bank PLC, 5.450%, 09/12/12	3,875	4,164
Barclays Bank PLC, 5.200%, 07/10/14	855	903
BB&T Corp., 3.850%, 07/27/12, MTN	3,680	3,796
Capital One Financial Corp., 5.700%, 09/15/11, MTN	860	898
Citibank NA, 1.375%, 08/10/11	5,985	6,007
Deutsche Bank AG, 4.875%, 05/20/13	2,325	2,477
Goldman Sachs Group, Inc. (The), 6.600%, 01/15/12	4,595	4,990
JPMorgan Chase & Co., 5.750%, 01/02/13	5,500	5,870
PNC Funding Corp., 1.875%, 06/22/11	2,750	2,783
PNC Funding Corp., 5.400%, 06/10/14	990	1,064
Wachovia Corp., 5.300%, 10/15/11	2,870	3,041
Wachovia Corp., Ser G, 5.500%, 05/01/13, MTN	2,900	3,103
Wells Fargo & Co., 3.000%, 12/09/11	4,600	4,764

		48,532

Beverages (0.4%)
Anheuser-Busch InBev NV, 7.200%, 01/15/14(c)	1,550	1,745

Building Materials (0.4%)
CRH America, Inc., 6.950%, 03/15/12	1,635	1,752

Chemicals (0.7%)
Dow Chemical Co. (The), 4.850%, 08/15/12	865	899
Mosaic Co. (The), 7.375%, 12/01/14, Callable 12/01/10 @ 103.69(c)	1,000	1,061
Potash Corp. of Saskatchewan, Inc., 7.750%, 05/31/11	1,180	1,291

		3,251

Consumer Staples (1.2%)
Avon Products, Inc., 7.150%, 11/15/09	1,085	1,092
Kellogg Co., Ser B, 6.600%, 04/01/11	2,235	2,395
Yum! Brands, Inc., 8.875%, 04/15/11	1,550	1,696

		5,183

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services (13.7%)
Allstate Life Global Funding Trust, 5.375%, 04/30/13, MTN	1,190	1,267
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN	1,840	1,951
American Honda Finance Corp., 4.625%, 04/02/13, MTN(c)	2,000	2,039
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	3,000	3,187
Caterpillar Financial Services Corp., 6.125%, 02/17/14	2,400	2,631
Citigroup, Inc., 6.500%, 01/18/11	1,900	1,970
CME Group, Inc., 5.400%, 08/01/13	2,000	2,162
Countrywide Financial Corp., 5.800%, 06/07/12, MTN	2,335	2,463
Credit Suisse (USA), Inc., 6.125%, 11/15/11	3,210	3,465
General Electric Capital Corp., Ser A, 6.000%, 06/15/12, MTN	5,450	5,838
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	975	1,035
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	3,250	3,282
ING USA Global Trust, 4.500%, 10/01/10	2,500	2,530
JPMorgan Chase & Co., 2.200%, 06/15/12	5,500	5,594
Merrill Lynch & Co., Ser C, 5.450%, 02/05/13	1,920	1,991
MetLife Global Funding I, 5.125%, 04/10/13(c)	3,000	3,110
Morgan Stanley, 3.250%, 12/01/11	6,000	6,242
Morgan Stanley, 5.300%, 03/01/13	4,755	4,982
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	1,660	1,709
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,550	1,829

		59,277

Electric (1.1%)
Alabama Power Co., 5.800%, 11/15/13	2,000	2,209
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	1,080	1,101
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	1,200	1,304

		4,614

Industrials (1.1%)
Dover Corp., 6.500%, 02/15/11	3,385	3,606
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,179

		4,785

Information Technology (0.3%)
Hewlett-Packard Co., 4.250%, 02/24/12	1,280	1,352

Media (1.6%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,543	1,641
Cox Communications, Inc., 7.750%, 11/01/10	1,495	1,582
Time Warner, Inc., 6.875%, 05/01/12	1,550	1,706
Time Warner, Inc., 5.400%, 07/02/12	1,720	1,838

		6,767

Metals (0.3%)
ArcelorMittal, 5.375%, 06/01/13	1,205	1,232

Oil & Gas (2.0%)
Anadarko Finance Co., Ser B, 6.750%, 05/01/11	1,825	1,939
Apache Corp., 6.250%, 04/15/12	990	1,092
Devon Energy Corp., 5.625%, 01/15/14	1,500	1,613
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	740	740
Weatherford International Ltd., 5.150%, 03/15/13	1,215	1,276
XTO Energy, Inc., 5.000%, 08/01/10	2,170	2,237

		8,897

Pharmaceuticals (0.8%)
Pfizer, Inc., 4.450%, 03/15/12	3,230	3,431

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines (1.9%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	1,450	1,542
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,473
Energy Transfer Partners LP, 5.650%, 08/01/12	1,565	1,650
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640	1,791
ONEOK Partners LP, 7.100%, 03/15/11	944	997
Plains All America Pipeline LP, 4.250%, 09/01/12	815	838

		8,291

Retail (0.2%)
CVS Caremark Corp., 1.802%, 09/10/10(a)	825	834

Telecommunication Services (2.8%)
Alltel Corp., 7.000%, 07/01/12	1,550	1,725
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	3,310	3,778
Rogers Wireless, Inc., 9.625%, 05/01/11	1,748	1,945
Verizon Wireless Capital LLC, 5.550%, 02/01/14(c)	3,000	3,242
Vodafone Group PLC, 5.350%, 02/27/12	1,565	1,676

		12,366

Transportation (0.5%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	2,009

Total Corporate Bonds		177,055

U.S. Government Agencies (10.7%)
Fannie Mae (5.5%)
0.193%, 10/07/09(d)	9,999	10,000
2.000%, 03/02/11, Callable 03/02/10 @ 100	5,850	5,875
3.375%, 05/19/11	7,700	8,030

		23,905

Federal Home Loan Bank (1.6%)
1.625%, 01/21/11	6,850	6,939

Freddie Mac (3.6%)
2.050%, 03/09/11, Callable 03/09/10 @ 100	5,000	5,033
2.500%, 03/23/12, Callable 03/23/10 @ 100	5,080	5,120
2.350%, 08/27/12, Callable 08/27/10 @ 100	5,500	5,551

		15,704

Total U.S. Government Agencies		46,548

U.S. Government Agency Mortgages (9.5%)
Fannie Mae (7.3%)
6.955%, 10/01/10(a)	2,883	2,981
7.010%, 12/01/10(a)	4,045	4,221
5.620%, 02/01/12	3,995	4,288
4.826%, 01/01/13	1,250	1,326
4.927%, 02/01/13(a)	1,285	1,362
5.100%, 02/01/13	7,115	7,659
4.497%, 08/01/13	2,686	2,820
6.000%, 12/25/30	2,610	2,767
3.792%, 09/01/33(a)	329	335
3.707%, 10/01/33(a)	512	520
4.680%, 05/01/35(a)	3,424	3,533

		31,812

Freddie Mac (2.2%)
5.591%, 01/25/12(a)	1,090	1,149
4.500%, 08/15/19	62	65
3.441%, 04/01/34(a)	690	699
6.202%, 09/01/36(a)	2,816	2,986
5.520%, 04/01/37(a)	4,124	4,336

		9,235

Ginnie Mae (0.0%)
0.017%, 02/16/24(a)	83	84

Total U.S. Government Agency Mortgages		41,132

U.S. Treasury Obligations (14.5%)
U.S. Treasury Bill (2.3%)
0.153%, 11/12/09(d)	10,000	9,999

U.S. Treasury Notes (12.2%)
2.375%, 08/31/10	11,885	12,099
1.500%, 10/31/10	11,916	12,049
0.875%, 04/30/11	9,633	9,659
1.375%, 04/15/12	5,010	5,032
1.750%, 08/15/12	8,325	8,411
4.125%, 08/31/12	770	830
3.125%, 04/30/13	534	561
1.875%, 04/30/14	2,250	2,223
2.375%, 08/31/14	1,900	1,907

		52,771

Total U.S. Treasury Obligations		62,770

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (0.7%)
RidgeWorth Funds Securities Lending Joint Account(e)(f)	2,988	2,988

Total Short-Term Investment		2,988

Money Market Funds (7.9%)
Federated Government Obligations Money Market Fund	12,541,758	12,542
RidgeWorth Institutional Cash Management Money Market Fund(f)	21,681,782	21,682

Total Money Market Funds		34,224

Total Investments (Cost $440,714)(g) — 102.3%		443,071
Liabilities in excess of other assets — (2.3)%		(9,943)

Net Assets — 100.0%		$433,128

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $2,923.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.6% of net assets as of September 30, 2009.

(d)	Rate represents the effective yield at purchase.

(e)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (99.0%)
U.S. Treasury Notes (99.0%)
2.375%, 08/31/10	2,330	2,372
4.500%, 11/15/10	8,500	8,882
0.875%, 04/30/11	21,065	21,123
1.750%, 11/15/11	13,000	13,196
4.625%, 02/29/12	9,400	10,179
1.750%, 08/15/12	3,700	3,738
4.125%, 08/31/12	3,350	3,613
3.125%, 04/30/13	3,000	3,150

		66,253

Total U.S. Treasury Obligations		66,253

Money Market Fund (0.4%)
Federated U.S. Treasury Cash Reserves Fund	288,413	288

Total Money Market Fund		288

Total Investments (Cost $65,605)(a) — 99.4%		66,541
Other assets in excess of liabilities — 0.6%		404

Net Assets — 100.0%		$66,945

(a)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.4%)
Home Equity ABS (0.2%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	1,019	930
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.280%, 01/25/33(a)	913	735

		1,665

Utility ABS (0.2%)
Atlantic City Electric Transition Funding LLC, Ser 2002-1, Cl A4, 5.550%, 10/20/23	935	1,031

Total Asset-Backed Securities		2,696

Collateralized Mortgage Obligations (10.2%)
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.350%, 09/10/47(a)	5,438	5,291
CS First Boston Mortgage Securities Corp., Ser 2001-CP4, Cl A4, 6.180%, 12/15/35	46	48
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	4,070	4,036
Fannie Mae, Ser 2004-17, Cl CJ, 4.000%, 04/25/19	6,948	7,137
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,865	1,950
Freddie Mac, Ser 2786, Cl BC, 4.000%, 04/15/19	5,442	5,590
Freddie Mac, Ser 3317, Cl PG, 5.000%, 04/15/36	3,370	3,524
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	4,173	4,445
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	3,500	3,717
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	6,284	6,519
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	940	963
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	2,130	2,267
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	2,337	2,481
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,581	1,639
GSMS 2009, 6.081%, 01/01/49(b)	3,346	3,221
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26	1,852	1,914
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.644%, 11/15/30(a)	3,736	3,819
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30(a)	2,581	2,528
Morgan Stanley Capital I, Ser 2003-T11, Cl A4, 5.150%, 06/13/41	7,329	7,422
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 7.214%, 03/15/30(a)	2,789	3,080

Total Collateralized Mortgage Obligations		71,591

Corporate Bonds (26.8%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	40	41
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	60	65
Lamar Media Corp., 9.750%, 04/01/14(b)	120	130

		236

Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	1,123	1,208
General Dynamics Corp., 5.250%, 02/01/14	762	835
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(b)	25	25

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Aerospace/Defense—continued

United Technologies Corp., 6.125%, 02/01/19	2,045	2,340

		4,408

Airlines (0.0%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	140	140
Delta Air Lines, Inc., 11.750%, 03/15/15, Callable 03/15/12 @ 108.81(b)	210	196

		336

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	40	42

Auto Parts & Equipment (0.0%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	30	32
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	110	119

		151

Banks (0.6%)
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,374	1,489
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	613	653
Northern Trust Corp., 5.200%, 11/09/12	1,600	1,717

		3,859

Beverages (0.7%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	968	1,276
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	125	125
Diageo Capital PLC, 5.200%, 01/30/13	706	757
PepsiCo, Inc., 7.900%, 11/01/18	1,023	1,292
SABMiller PLC, 6.200%, 07/01/11(b)	1,636	1,745

		5,195

Building (0.0%)
Centex Corp., 6.500%, 05/01/16	105	107
KB Home, 9.100%, 09/15/17	55	59
Owens Corning, Inc., 9.000%, 06/15/19	75	81
Pulte Homes, Inc., 5.250%, 01/15/14	100	97

		344

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	60	63
USG Corp., 7.750%, 01/15/18(c)	25	24

		87

Chemicals (0.2%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	220	235
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	60	61
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,134	1,235
Huntsman International LLC, 5.500%, 06/30/16(b)	45	38
Nalco Co., 8.250%, 05/15/17(b)	60	63

		1,632

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	55	57

Commercial Services (0.9%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,281	1,329
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,017	997
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	305	308
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	50	54
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100	65	65

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	85	91
Veolia Environnement, 6.000%, 06/01/18	1,280	1,377
Xerox Corp., 5.500%, 05/15/12	720	755
Xerox Corp., 6.350%, 05/15/18	1,069	1,111

		6,087

Computers (0.6%)
Hewlett-Packard Co., 4.500%, 03/01/13	608	649
IBM Corp., 7.625%, 10/15/18	2,675	3,292
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	20	22

		3,963

Consumer Staples (0.8%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	115	118
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/13 @ 104(b)	60	60
Kellogg Co., 4.250%, 03/06/13	921	967
Kimberly-Clark Corp., 7.500%, 11/01/18	446	555
Kroger Co. (The), 7.500%, 01/15/14	581	670
Procter & Gamble Co., 4.600%, 01/15/14	1,707	1,834
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	180	175
SUPERVALU, Inc., 8.000%, 05/01/16	115	119
Tyson Foods, Inc., 10.500%, 03/01/14	90	102
Walgreen Co., 4.875%, 08/01/13	854	921

		5,521

Diversified Financial Services (4.3%)
ABX Financing Co., 6.350%, 10/15/36(b)	775	867
AEP Texas Central Transition Funding, Ser A-3, 5.090%, 07/01/17	1,765	1,916
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	110	101
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	125	108
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	75	58
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	75	53
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	100	70
Bank of America Corp., Ser K, 8.000%(d)	230	204
BP Capital Markets PLC, 5.250%, 11/07/13	2,436	2,668
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	240	213
CME Group, Inc., 5.400%, 08/01/13	1,182	1,278
CME Group, Inc., 5.750%, 02/15/14	1,039	1,137
Credit Suisse (USA), Inc., 6.125%, 11/15/11	913	986
Credit Suisse (USA), Inc., 6.500%, 01/15/12	588	637
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	35	34
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	100	97
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	100	96
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	25	23
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	300	294
Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)	85	93
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	1,997

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Goldman Sachs Group, Inc., 6.150%, 04/01/18	127	134
Goldman Sachs Group, Inc., 7.500%, 02/15/19	738	844
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	392	426
HBOS PLC, MTN, 5.375%(b)(d)	60	38
Jefferies Group, Inc., 8.500%, 07/15/19	1,604	1,698
Lazard Group LLC, 7.125%, 05/15/15	1,937	1,956
Morgan Stanley, 7.300%, 05/13/19	1,300	1,430
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	1,518	1,605
NYSE Euronext, 4.800%, 06/28/13	1,428	1,517
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	815	878
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	1,858	2,058
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(d)	200	98
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	210	212
TIAA Global Markets, 5.125%, 10/10/12(b)	1,572	1,686
Woodside Finance Ltd., 8.750%, 03/01/19(b)	2,466	2,907

		30,417

Diversified Minerals (0.1%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	170	188
Teck Resources Ltd., 9.750%, 05/15/14	25	28
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38	230	267
Teck Resources Ltd., 6.125%, 10/01/35	10	9

		492

Diversified Operations (0.3%)
Illinois Tool Works, Inc., 6.250%, 04/01/19(b)	1,735	1,988
Leucadia National Corp., 8.125%, 09/15/15	235	240

		2,228

Electric (2.5%)
AES Corp. (The), 7.750%, 03/01/14	165	166
AES Corp. (The), 9.750%, 04/15/16(b)	25	27
AES Corp. (The), 8.000%, 10/15/17	10	10
Alabama Power Co., 5.800%, 11/15/13	1,122	1,239
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	95	96
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	65	67
CMS Energy Corp., 6.300%, 02/01/12	55	56
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	396	474
E.ON International Finance BV, 5.800%, 04/30/18(b)	2,752	2,963
Edison Mission Energy, 7.500%, 06/15/13	200	187
Enel Finance International, 6.800%, 09/15/37(b)	1,213	1,408
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44	420	317
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,215	1,326
Georgia Power Co., 6.000%, 11/01/13	645	722
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	65	67
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,076	1,161
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	365	363
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	550	532
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	20	20
Pacific Gas & Electric Co., 8.250%, 10/15/18	283	360
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,241	1,380

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

Public Service Colorado, Ser 17, 6.250%, 09/01/37	683	794
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	243	250
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	136	137
Southern California Edison Co., 5.750%, 03/15/14	1,178	1,306
Virginia Electric & Power Co., 8.875%, 11/15/38	974	1,386
Wisconsin Power & Light Co., 6.375%, 08/15/37	699	797

		17,611

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	71	69
Jabil Circuit, Inc., 7.750%, 07/15/16	55	56
Jabil Circuit, Inc., 8.250%, 03/15/18	115	117

		242

Entertainment (0.1%)
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(b)	50	50
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	100	104
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	90	94
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	170	168

		416

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	40	42

Forest Products & Paper (0.1%)
Georgia-Pacific LLC, 8.125%, 05/15/11	150	156
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	160	157
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	55	56

		369

Health Care (0.4%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	100	108
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	185	197
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	235	241
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94	20	20
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	60	62
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	25	26
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	60	64
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	95	99
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(b)	155	156
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	130	125
Pfizer, Inc., 6.200%, 03/15/19	1,314	1,481
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	55	58
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	80	84

		2,721

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Household Products/Wares (0.0%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(b)	70	73

Industrials (0.0%)
Mohawk Industries, Inc., 6.625%, 01/15/16(c)	70	70

Insurance (0.6%)
Allstate Corp., 7.450%, 05/16/19	1,673	1,994
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	130	78
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,385	1,467
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	40	26
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	85	76
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	50	36
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	35	24
MetLife, Inc., Ser A, 6.817%, 08/15/18	447	498

		4,199

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	120	124
Harrah’s Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	35	35
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	85	87
MGM Mirage, Inc., 10.375%, 05/15/14(b)	95	101
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	10	11
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	75	73
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	40	42
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(e)	80	77

		550

Machinery Diversified (0.0%)
Case New Holland, Inc., 7.750%, 09/01/13(b)	20	20
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	30	31
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	95	104

		155

Materials (0.7%)
Newmont Mining Corp., 6.250%, 10/01/39	4,259	4,230
Nucor Corp., 5.850%, 06/01/18	246	269
Steel Dynamics, Inc., 8.250%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)	105	106

		4,605

Media (0.9%)
Cablevision Systems Corp., 8.625%, 09/15/17(b)	150	155
Gannett Co., Inc., 8.750%, 11/15/14	70	69
Gannett Co., Inc., 9.375%, 11/15/17, Callable 11/15/13 @ 104.69	140	138
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	215	226
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	200	202
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(b)	115	118

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	50	51
Thomson Reuters Corp., 5.950%, 07/15/13	320	351
Time Warner Cable, Inc., 8.250%, 02/14/14	1,189	1,386
Time Warner Cable, Inc., 5.850%, 05/01/17	2,859	3,014
Viacom, Inc., 6.125%, 10/05/17	284	304

		6,014

Metals (0.5%)
ArcelorMittal, 6.125%, 06/01/18	1,455	1,433
ArcelorMittal, 9.850%, 06/01/19	1,022	1,209
Barrick Gold Corp., 6.950%, 04/01/19	466	546

		3,188

Miscellaneous Manufacturer (1.0%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	77
General Electric Co., 5.000%, 02/01/13	3,097	3,267
General Electric Co., 5.250%, 12/06/17	836	858
Siemens Financierings NV, 6.125%, 08/17/26(b)	789	875
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,634	1,748

		6,825

Oil & Gas (2.0%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	775	809
Apache Corp., 6.000%, 01/15/37	646	719
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	100	105
Chesapeake Energy Corp., 9.500%, 02/15/15	105	111
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	100	102
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(b)	40	41
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	75	79
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	826	810
Forest Oil Corp., 8.500%, 02/15/14(b)	185	186
Halliburton Co., 6.150%, 09/15/19	824	924
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	35	36
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	75	81
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	150	154
Pioneer Natural Resources Co., 6.650%, 03/15/17	115	109
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	115	113
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	30	30
Praxair, Inc., 4.625%, 03/30/15	1,763	1,899
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	145	145
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	170	164
Shell International Finance BV, 6.375%, 12/15/38	3,057	3,630
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	55	57
Transocean, Inc., 6.000%, 03/15/18	457	488
Transocean, Inc., 6.800%, 03/15/38	1,029	1,178

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Weatherford International Ltd., 9.625%, 03/01/19	916	1,147
Weatherford International Ltd., 6.500%, 08/01/36	774	789
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	35	33
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	130	123

		14,062

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	95	97
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	130	134
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)	40	42
Greif, Inc., 7.750%, 08/01/19(b)	50	51
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	35	37
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	120	128
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	20	21

		510

Pharmaceuticals (2.1%)
Abbott Laboratories, 5.600%, 11/30/17	2,224	2,451
AstraZeneca PLC, 6.450%, 09/15/37	2,123	2,498
Covidien International Finance SA, 6.000%, 10/15/17	1,317	1,461
Express Scripts, Inc., 5.250%, 06/15/12	1,438	1,526
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,449	1,587
Novartis Securities Investment Ltd., 5.125%, 02/10/19	782	832
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,805	2,241
Schering-Plough Corp., 6.550%, 09/15/37	991	1,202
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	558	600
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	40	41

		14,439

Pipelines (1.9%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,292	1,455
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	110	107
Dynegy Holdings, Inc., 7.500%, 06/01/15	260	240
El Paso Corp., 7.875%, 06/15/12(e)	230	237
El Paso Corp., MTN, 8.250%, 02/15/16	70	72
El Paso Natural Gas, 5.950%, 04/15/17	442	457
Energy Transfer Partners LP, 9.000%, 04/15/19	1,415	1,701
Energy Transfer Partners LP, 7.500%, 07/01/38	841	970
Enterprise Products Operating LP, 5.250%, 01/31/20	2,207	2,205
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	250	249
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	60	62
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,029	1,150
Southern Natural Gas Co., 5.900%, 04/01/17(b)	369	380

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines—continued

TransCanada Pipelines, 6.200%, 10/15/37	1,357	1,486
TransCanada Pipelines, 7.625%, 01/15/39	1,117	1,425
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	365	395
Williams Cos., Inc. (The), 8.750%, 01/15/20	764	878

		13,469

Real Estate (0.0%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	220	212

REITs (0.0%)
FelCor Lodging LP, 10.000%, 10/01/14(b)	70	68
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)(e)	40	42
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	105	104
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	25	24
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	30	29

		267

Retail (1.1%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	20	22
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	30	31
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	20	19
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	20	19
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	100	94
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	125	115
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	195	195
Tesco PLC, 5.500%, 11/15/17(b)	1,716	1,789
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	110	118
Wal-Mart Stores, Inc., 5.250%, 09/01/35	398	399
Wal-Mart Stores, Inc., 6.500%, 08/15/37	3,992	4,659

		7,460

Semiconductors (0.0%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	90	93

Software (0.3%)
Intuit, Inc., 5.750%, 03/15/17	294	307
Oracle Corp., 5.750%, 04/15/18	1,649	1,817

		2,124

Telecommunication Services (2.5%)
AT&T, Inc., 4.950%, 01/15/13	1,312	1,399
AT&T, Inc., 5.100%, 09/15/14	1,400	1,509
AT&T, Inc., 6.450%, 06/15/34	688	725
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	75	78
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	80	79
Cisco Systems, Inc., 5.500%, 02/22/16	1,593	1,754
Comcast Corp., 6.450%, 03/15/37	683	723
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)	155	157
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	15	16
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	160	170
Frontier Communications Corp., 8.250%, 05/01/14	110	113

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	105	106
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	115	121
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	50	50
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46(c)	230	238
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	170	172
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	121	122
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	115	95
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	100	102
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/10 @ 101.92	60	54
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72	40	37
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	75	75
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	135	137
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(b)	180	180
Rogers Wireless, Inc., 7.500%, 03/15/15	805	928
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(b)	30	31
SBA Telecommunications, Inc., 8.250%, 08/15/19, Callable 08/15/14 @ 104.13(b)	25	26
Sprint Capital Corp., 8.750%, 03/15/32	255	241
Sprint Nextel Corp., 8.375%, 08/15/17	75	75
Verizon Communications, Inc., 5.250%, 04/15/13	946	1,024
Verizon Communications, Inc., 5.550%, 02/15/16	1,193	1,292
Verizon Communications, Inc., 8.950%, 03/01/39	1,307	1,791
Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	1,192	1,288
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	140	143
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	105
Vodafone Group PLC, 5.500%, 06/15/11	2,061	2,189
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	175	193
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	210	237
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	65	66

		17,841

Transportation (0.8%)
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	105	109
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	55	58
Paccar, Inc., 6.375%, 02/15/12	1,275	1,378
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)	155	162

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Transportation—continued

Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	15	15
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	5
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	10	9
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15(e)	105	118
Union Pacific Corp., 7.875%, 01/15/19	2,816	3,491

		5,345

Total Corporate Bonds		187,957

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	110	97

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	2	2

Total Convertible Corporate Bonds		99

U.S. Government Agency Mortgages (34.5%)
Fannie Mae (22.4%)
5.500%, 07/01/19	41	43
5.500%, 09/01/19	1,805	1,929
5.500%, 12/01/19	105	112
4.500%, 12/01/20	7,086	7,348
6.000%, 03/01/21	1,027	1,097
6.000%, 08/01/21	306	326
5.000%, 01/01/22	2,842	2,996
5.500%, 03/01/22	1,203	1,274
6.000%, 06/01/22	5,794	6,179
6.000%, 02/01/23	5,503	5,879
5.000%, 04/01/23	598	628
4.500%, 01/01/24	2,108	2,188
5.000%, 01/01/24	6,770	7,114
5.500%, 01/01/24	677	719
4.000%, 07/01/24	11,845	12,068
6.000%, 02/01/28	1,195	1,272
5.000%, 07/01/28	4,537	4,738
6.000%, 10/01/28	4,150	4,414
5.000%, 11/01/28	7,212	7,533
5.000%, 11/01/33	15,947	16,555
5.500%, 09/01/34	10,274	10,796
6.000%, 10/01/35	2,148	2,269
6.000%, 12/01/35	484	511
6.000%, 04/01/36	5,055	5,349
6.500%, 09/01/36	208	224
6.500%, 10/01/37	8,215	8,794
6.000%, 02/01/38	5,242	5,537
6.500%, 11/13/38	37,000	39,405

		157,297

Freddie Mac (8.6%)
5.500%, 12/01/18	65	70
4.500%, 06/01/19	436	460
4.500%, 07/01/19	6,028	6,345
4.500%, 02/01/20	741	782
5.500%, 08/01/22	9,921	10,514
5.500%, 10/01/22	11,053	11,722
5.500%, 12/01/22	11,668	12,365
6.000%, 03/01/23	1,453	1,548
6.000%, 09/01/34	5,313	5,643
6.000%, 02/01/37	2,451	2,594
6.500%, 02/01/38	2,787	2,975
6.500%, 03/01/38	2,538	2,709
6.500%, 06/01/38	2,593	2,767

		60,494

Ginnie Mae (3.5%)
5.500%, 10/22/38	12,497	13,110
6.357%, 04/20/58	1,294	1,410
5.467%, 03/20/59	1,709	1,827
5.652%, 06/20/59	3,132	3,371
5.500%, 08/20/59	1,822	1,950
5.500%, 08/20/59	2,349	2,513

		24,181

Total U.S. Government Agency Mortgages		241,972

U.S. Treasury Obligations (22.6%)
U.S. Treasury Bill (5.8%)
3.125%, 11/30/09	40,465	40,661

U.S. Treasury Bond (1.2%)
6.875%, 08/15/25	6,543	8,796

U.S. Treasury Notes (15.6%)
1.375%, 03/15/12	1,793	1,802
3.125%, 09/30/13	41,713	43,711
3.750%, 11/15/18	50,949	52,720
3.625%, 08/15/19	951	976
4.250%, 05/15/39	9,697	10,032

		109,242

Total U.S. Treasury Obligations		158,698

Short-Term Investment (0.1%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	391	391

Total Short-Term Investment		391

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (17.4%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	121,700,512	121,701

Total Money Market Fund		121,701

Total Investments (Cost $752,651)(h) — 112.0%		785,105
Liabilities in excess of other assets — (12.0)%		(84,059)

Net Assets — 100.0%		$701,046

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.3% of net assets as of September 30, 2009.

(c)	Step bond. The rate shown is the rate in effect as of September 30, 2009.

(d)	Perpetual maturity.

(e)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $383.

(f)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

REIT	— Real Estate Investment Trust

Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Barclays 23 MM CDX Indices	Barclays Bank PLC	5,941	5.000	06/20/14	409
Emerging Markets CDX Indices, Series 12	JPMorgan	6,005	5.000	12/20/14	(633)
Emerging Markets CDX Indices, Series 12	JPMorgan	566	5.000	12/20/14	(60)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	13,025	5.000	12/20/14	(1,372)
Kingdom of Sweden CDX Indices	Barclays Bank PLC	605	0.250	09/20/14	5
Kingdom of Sweden CDX Indices	Barclays Bank PLC	615	1.000	09/20/14	(17)
North America High Yield CDX Indices, Series 12	JPMorgan	8,460	5.000	06/20/14	582
North America High Yield CDX Indices, Series 12	JPMorgan	5,776	5.000	06/20/14	397
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	5,682	5.000	06/20/14	391
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	8,460	5.000	06/20/14	582
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	6,035	5.000	06/20/14	415
Republic of Austria CDX Indices	Barclays Bank PLC	605	1.000	09/20/14	(11)

					688

At September 30, 2009, liquid assets totaling $106,859, in thousands, have been designated as collateral for open swap agreements.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2009.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — concluded

At September 30, 2009, the Fund’s forward foreign currency contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	12/29/09	519	449	454	(5)
Brazilian Real	10/05/09	328	173	185	(12)
Brazilian Real	10/21/09	270	148	152	(4)
Brazilian Real	12/29/09	328	179	182	(3)
Chilean Peso	12/28/09	78,460	146	144	2
Chilean Peso	12/29/09	150,744	279	276	3
Colombian Peso	10/19/09	560,052	282	292	(10)
Czech Republic Koruna	10/02/09	3,061	172	178	(6)
Czech Republic Koruna	12/31/09	3,061	178	177	1
Euro	12/21/09	466	685	681	4
Hungarian Forint	10/08/09	44,445	230	241	(11)
Japanese Yen	10/07/09	1,795,177	18,035	20,003	(1,968)
Japanese Yen	12/08/09	44,716	483	498	(15)
New Zealand Dollar	10/02/09	337	230	243	(13)
New Zealand Dollar	12/15/09	338	240	243	(3)
Norwegian Krone	12/28/09	875	152	151	1
Russian Rouble	10/14/09	5,552	180	185	(5)
Swedish Krona	12/28/09	3,090	453	444	9

Total Short Contracts			$22,694	$24,729	$(2,035)

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation/
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Long:
Brazilian Real	10/05/09	328	182	185	3
Czech Republic Koruna	10/02/09	3,061	179	178	(1)
New Zealand Dollar	10/02/09	337	240	243	3

Total Long Contracts			$601	$606	$5

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (3.9%)
Automobiles (2.3%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A2, 2.040%, 04/15/11	235	236
Daimler Chrysler Auto Trust, Ser 2006-D, Cl A3, 4.980%, 02/08/11	125	126
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	155	156
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2, 1.500%, 08/15/11	350	353
Nissan Auto Lease Trust, Ser 2009-B, Cl A2, 1.220%, 09/15/11	270	270
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A2, 3.710%, 04/20/11(a)	226	227

		1,368

Credit Card (1.6%)
Chase Issuance Trust, Ser 2005-A4, Cl A4, 4.230%, 01/15/13	250	256
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7, 0.243%, 08/15/12(a)	750	748

		1,004

Total Asset-Backed Securities		2,372

Collateralized Mortgage Obligations (16.3%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.947%, 08/25/35(a)	285	223
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 0.496%, 10/25/35(a)	237	130
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	303	306
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	23	23
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 4.123%, 07/25/33(a)	661	616
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.655%, 11/25/35(a)	447	295
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.715%, 03/25/36(a)	407	209
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	217	219
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	163	161
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	275	277
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	460	459
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	255	254
Fannie Mae, Ser 1997-M9, Cl C, 6.520%, 07/25/16	250	265
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	355	366
Fannie Mae, Ser 2009-37, Cl HA, 4.000%, 04/25/19	232	241
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.398%, 09/25/35(a)	356	244
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 3.147%, 08/25/34(a)	625	575
GE Capital Commercial Mortgage Corp., Ser 2001-2, Cl A2, 5.850%, 08/11/33	327	331
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.670%, 08/10/38	210	214
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	106	106
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	259	258
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	224
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIBC, Cl A3, 6.260%, 03/15/33	628	648

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	310	309
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	304	310
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A2, 4.207%, 11/15/27	296	298
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	423	424
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 3.801%, 04/25/34(a)	375	356
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 4.485%, 01/25/37(a)	1,165	772
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.356%, 11/25/46(a)	251	238
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(a)	377	309
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36(a)	406	307

Total Collateralized Mortgage Obligations		9,967

Corporate Bonds (32.1%)
Aerospace/Defense (0.3%)
Raytheon Co., 4.850%, 01/15/11	175	182

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11(b)	150	156

Banks (9.1%)
American Express Bank, 0.306%, 04/26/10(a)	275	273
Banco Santander Central Hispano Issuances Ltd., 7.625%, 09/14/10	485	514
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	205	213
Bank of New York Mellon Corp. (The), Ser G, 0.616%, 06/29/10, MTN(a)	375	375
Barclays Bank PLC, 5.450%, 09/12/12	250	269
BB&T Corp., 3.850%, 07/27/12, MTN	230	237
Capital One Financial Corp., 5.700%, 09/15/11, MTN	140	146
Goldman Sachs Group, Inc. (The), 0.692%, 08/05/11, MTN(a)	550	545
Goldman Sachs Group, Inc. (The), 6.600%, 01/15/12	231	251
JPMorgan Chase & Co., 5.750%, 01/02/13	380	406
PNC Funding Corp., 1.875%, 06/22/11	175	177
PNC Funding Corp., 0.628%, 01/31/12(a)	300	289
State Street Corp., 0.591%, 04/30/12(a)	400	393
U.S. Bancorp, Ser P, 0.879%, 02/04/10, MTN(a)	400	401
Wachovia Corp., 5.300%, 10/15/11	290	307
Wachovia Corp., 0.633%, 04/23/12(a)	650	636
Wells Fargo & Co., 3.000%, 12/09/11	120	124

		5,556

Building Materials (0.2%)
CRH America, Inc., 6.950%, 03/15/12	125	134

Chemicals (0.1%)
Dow Chemical Co. (The), 4.850%, 08/15/12	85	88

Consumer Staples (0.9%)
Kellogg Co., Ser B, 6.600%, 04/01/11	250	268
Yum! Brands, Inc., 8.875%, 04/15/11	250	274

		542

Diversified Financial Services (9.8%)
Allstate Life Global Funding Trust, 0.972%, 02/26/10, MTN(a)	425	424
BP Capital Markets PLC, 3.125%, 03/10/12	200	207
Caterpillar Financial Services Corp., 0.914%, 02/08/10, MTN(a)	350	351
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	225	239

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Citigroup, Inc., 6.500%, 01/18/11	200	207
CME Group, Inc., 1.121%, 08/06/10(a)	770	767
Countrywide Financial Corp., 0.908%, 05/07/12, MTN(a)	600	578
Countrywide Financial Corp., 5.800%, 06/07/12, MTN	280	295
Credit Suisse (USA), Inc., 0.640%, 08/16/11(a)(b)	650	650
Credit Suisse (USA), Inc., 6.125%, 11/15/11	270	291
General Electric Capital Corp., Ser A, 6.000%, 06/15/12, MTN	375	402
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	55	58
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	275	278
JPMorgan Chase & Co., 0.684%, 01/17/11(a)	430	430
JPMorgan Chase & Co., 2.200%, 06/15/12	500	509
Morgan Stanley, 5.300%, 03/01/13	270	283

		5,969

Electric (0.4%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	155	158
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	90	98

		256

Industrials (0.9%)
Dover Corp., 6.500%, 02/15/11	225	240
Ingersoll-Rand Global Holding Co., Ltd., 1.954%, 08/13/10(a)	305	304

		544

Information Technology (0.7%)
Hewlett-Packard Co., 2.250%, 05/27/11	300	306
Hewlett-Packard Co., 4.250%, 02/24/12	110	116

		422

Insurance (0.8%)
Met Life Global Funding I, 2.202%, 06/10/11(a)(c)	475	474

Media (1.3%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	250	266
Cox Communications, Inc., 7.750%, 11/01/10	175	185
Time Warner Cable, Inc., 5.400%, 07/02/12	200	214
Time Warner, Inc., 6.875%, 05/01/12	100	110

		775

Oil & Gas (1.5%)
Anadarko Finance Co., Ser B, 6.750%, 05/01/11	150	159
Devon Financing Corp. ULC, 6.875%, 09/30/11	145	158
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	195	195
Weatherford International, Inc., 5.950%, 06/15/12	200	214
XTO Energy, Inc., 5.000%, 08/01/10	200	206

		932

Pipelines (0.5%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	125	133
DCP Midstream LLC, 7.875%, 08/16/10	124	130
Plains All America Pipeline LP, 4.250%, 09/01/12	60	62

		325

Retail (0.4%)
CVS Caremark Corp., 1.802%, 09/10/10(a)	245	248

Telecommunication Services (3.6%)
Alltel Corp., 7.000%, 07/01/12	125	139
AT&T, Inc., 0.572%, 02/05/10(a)	675	676
France Telecom SA, 7.750%, 03/01/11(d)	600	650
Rogers Wireless, Inc., 9.625%, 05/01/11	230	256
Vodafone Group PLC, 7.750%, 02/15/10	325	333
Vodafone Group PLC, 5.350%, 02/27/12	140	150

		2,204

Transportation (0.4%)
Union Pacific Corp., 6.650%, 01/15/11	200	211

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Utilities (0.9%)
Southern Co., Ser 08-A, 1.125%, 08/20/10(a)	555	558

Total Corporate Bonds		19,576

U.S. Government Agencies (7.4%)
Fannie Mae (3.3%)
2.000%, 03/02/11, Callable 03/02/10 @ 100	1,000	1,004
4.150%, 01/13/12, Callable 01/13/10 @ 100	1,000	1,011

		2,015

Federal Home Loan Bank (0.6%)
1.625%, 01/21/11	395	400

Freddie Mac (3.5%)
0.162%, 12/01/09(e)	1,501	1,501
2.050%, 03/09/11, Callable 03/09/10 @ 100	625	629

		2,130

Total U.S. Government Agencies		4,545

U.S. Government Agency Mortgages (24.6%)
Fannie Mae (16.5%)
5.100%, 02/01/13	375	404
3.193%, 05/01/32(a)	135	138
4.800%, 01/01/33(a)	362	373
3.792%, 09/01/33(a)	225	230
3.707%, 10/01/33(a)	355	361
4.680%, 05/01/35(a)	580	599
5.266%, 05/01/35(a)	489	510
4.380%, 11/01/35(a)	1,374	1,427
5.174%, 12/01/35	1,036	1,080
3.437%, 01/01/36(a)	2,429	2,495
4.111%, 02/01/36(a)	1,097	1,131
4.400%, 06/01/36(a)	436	453
5.385%, 11/01/37(a)	858	901

		10,102

Freddie Mac (6.9%)
3.750%, 12/15/11	13	13
4.375%, 04/15/15	221	228
4.000%, 05/15/15	429	434
5.000%, 09/15/15	32	32
5.500%, 04/15/26	133	136
5.260%, 08/01/33(a)	180	184
3.441%, 04/01/34(a)	95	96
4.156%, 02/01/35(a)	364	375
4.362%, 03/01/35(a)	697	727
5.141%, 01/01/36(a)	640	666
6.202%, 09/01/36(a)	316	335
5.672%, 01/01/37(a)	471	498
5.520%, 04/01/37(a)	464	488

		4,212

Ginnie Mae (1.2%)
5.988%, 02/16/24(a)	40	40
3.701%, 06/16/25	643	659

		699

Total U.S. Government Agency Mortgages		15,013

U.S. Treasury Obligations (11.4%)
U.S. Treasury Bills (7.4%)
0.170%, 11/12/09(e)	4,501	4,501

U.S. Treasury Notes (4.0%)
0.875%, 04/30/11	609	611
1.375%, 04/15/12	820	824
1.500%, 10/31/10	515	521
1.750%, 08/15/12	530	535

		2,491

Total U.S. Treasury Obligations		6,992

Short-Term Investment (1.2%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	723	723

Total Short-Term Investment		723

Money Market Fund (4.7%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	2,866,880	2,867

Total Money Market Fund		2,867

Total Investments (Cost $62,523)(h) — 101.6%		62,055
Liabilities in excess of other assets — (1.6)%		(983)

Net Assets — 100.0%		$61,072

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	This security or a partial position of the security was on loan as of September 30, 2009. The total value of securities on loan as of September 30, 2009, in thousands, was $707.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.8% of net assets as of September 30, 2009.

(d)	Step bond.

(e)	Rate represents the effective yield at purchase.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — concluded

(f)	Affiliate investment.

(g)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2009 (See Note 2 in the Notes to Financial Statements).

(h)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

ULC	— Unlimited Liability Company

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (96.4%)
U.S. Treasury Bonds (18.2%)
7.125%, 02/15/23	9,696	13,002
6.875%, 08/15/25	8,725	11,730

		24,732

U.S. Treasury Notes (78.2%)
4.875%, 04/30/11	6,235	6,643
1.375%, 04/15/12	25,118	25,228
2.750%, 02/28/13	27,380	28,426
3.125%, 09/30/13	13,230	13,864
4.750%, 08/15/17	22,400	24,960
3.500%, 02/15/18	7,000	7,149

		106,270

Total U.S. Treasury Obligations		131,002

Money Market Fund (2.1%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(a)	2,835,836	2,836

Total Money Market Fund		2,836

Total Investments (Cost $130,467)(b) — 98.5%		133,838
Other assets in excess of liabilities — 1.5%		2,096

Net Assets — 100.0%		$135,934

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligation (0.8%)
Fannie Mae, Ser 1997-M9, Cl C, 6.520%, 07/25/16	3,600	3,820

Total Collateralized Mortgage Obligation		3,820

U.S. Government Agency Mortgages (88.0%)
Fannie Mae (60.5%)
4.380%, 12/01/09	495	495
6.980%, 12/01/09	303	303
7.040%, 12/01/09	229	228
7.240%, 12/01/09	185	183
4.182%, 01/01/10	303	303
4.635%, 01/01/10	24	24
6.190%, 01/01/10	19	19
7.160%, 01/01/10	1,216	1,215
7.470%, 01/01/10(a)	2,381	2,380
7.371%, 02/01/10	360	360
3.250%, 07/01/10	239	240
7.500%, 07/01/10(a)	839	856
6.955%, 10/01/10(a)	1,307	1,351
7.543%, 10/01/10	866	897
5.159%, 11/01/10	791	817
7.040%, 12/01/10	14	15
7.114%, 12/01/10	1,209	1,267
5.990%, 01/01/11	41	43
6.200%, 01/01/11(a)	2,200	2,298
6.320%, 01/01/11(a)	985	1,022
6.480%, 01/01/11	243	254
6.132%, 02/01/11	36	37
6.285%, 02/01/11	219	228
6.357%, 02/01/11	1,142	1,193
6.524%, 02/01/11	890	928
6.250%, 03/01/11	1,665	1,753
7.097%, 03/01/11	94	97
6.235%, 04/01/11	1,065	1,117
6.317%, 04/01/11	142	149
6.361%, 04/01/11(a)	1,300	1,372
6.480%, 04/01/11(a)	481	507
7.360%, 04/01/11	478	508
6.004%, 05/01/11	2,201	2,300
6.091%, 05/01/11	803	843
6.150%, 05/01/11	542	571
6.200%, 05/01/11	4,931	5,216
6.224%, 05/01/11	536	565
6.280%, 05/01/11(a)	2,163	2,280
6.305%, 05/01/11	1,638	1,729
4.504%, 06/01/11	1,621	1,686
5.280%, 06/01/11	930	975
6.338%, 06/01/11	1,315	1,370
6.190%, 07/01/11	41	43
6.260%, 07/01/11	510	541
6.520%, 07/01/11(a)	1,718	1,829
6.100%, 08/01/11	189	201
6.280%, 08/01/11	480	511
6.400%, 08/01/11	43	46
6.450%, 08/01/11	521	555
6.459%, 08/01/11	508	542
6.000%, 09/01/11	225	240
6.050%, 09/01/11	3,118	3,318
5.922%, 10/01/11	1,228	1,302
5.985%, 10/01/11	2,079	2,219
6.015%, 10/01/11	365	391
5.698%, 11/01/11	447	476
5.809%, 11/01/11	1,137	1,214
5.936%, 11/01/11	1,454	1,533
5.981%, 11/01/11	935	993
4.999%, 12/01/11	347	366
5.350%, 12/01/11(a)	1,268	1,344
5.384%, 12/01/11	321	341
5.492%, 12/01/11	191	203
5.700%, 12/01/11	463	494
5.730%, 12/01/11	654	660
5.932%, 12/01/11	1,476	1,575
5.896%, 01/01/12	1,239	1,330
6.200%, 01/01/12	1,275	1,371
5.620%, 02/01/12	1,080	1,159
5.915%, 02/01/12	3,146	3,375
5.999%, 02/01/12	2,584	2,789
6.002%, 02/01/12	3,191	3,421
6.005%, 02/01/12(a)	1,936	2,080
6.058%, 02/01/12	286	307
6.175%, 02/01/12	993	1,069
5.470%, 03/01/12	1,000	1,020
6.095%, 03/01/12	490	529
5.981%, 04/01/12	1,199	1,273
6.555%, 04/01/12(a)	490	534
6.047%, 05/01/12	189	202
6.470%, 05/01/12	74	80
6.060%, 06/01/12	980	1,061
6.108%, 07/01/12	654	711
6.110%, 07/01/12(a)	1,037	1,125
4.990%, 09/01/12	1,000	1,051
5.410%, 09/01/12	333	357
5.530%, 09/01/12	1,954	2,099
5.916%, 09/01/12	682	738
5.235%, 10/01/12(a)	31	33
7.000%, 10/01/12	215	223
4.781%, 11/01/12(a)	1,060	1,120
5.450%, 11/01/12	290	307
7.560%, 01/01/13	467	527

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Fannie Mae—continued

4.897%, 02/01/13	199	211
5.028%, 02/01/13	632	665
5.100%, 02/01/13	1,000	1,077
4.699%, 03/01/13	403	426
5.661%, 06/01/13	1,159	1,269
3.810%, 08/01/13	55	57
7.766%, 05/01/15	347	384
5.500%, 01/01/17(a)	2,239	2,394
5.397%, 01/01/18	7,888	8,434
3.193%, 05/01/32(a)	154	157
4.022%, 10/01/32(a)	146	149
5.527%, 12/01/32(a)	25	26
4.800%, 01/01/33(a)	1,073	1,107
2.921%, 04/01/33(a)	1,211	1,233
3.797%, 05/01/33(a)	436	450
5.255%, 05/01/33(a)	35	36
3.792%, 09/01/33(a)	98	100
3.707%, 10/01/33(a)	367	373
5.210%, 10/01/33(a)	1,475	1,518
4.733%, 12/01/33(a)	3,788	3,903
2.985%, 07/01/34(a)	967	988
2.880%, 08/01/34(a)	3,516	3,550
2.956%, 08/01/34(a)	68	69
4.385%, 10/01/34(a)	31	31
3.823%, 12/01/34(a)	5,426	5,588
3.841%, 01/01/35(a)	453	455
4.071%, 01/01/35(a)	397	402
4.713%, 01/01/35(a)	4,050	4,232
4.758%, 01/01/35(a)	113	116
3.686%, 02/01/35(a)	462	459
2.853%, 03/01/35(a)	1,383	1,404
3.113%, 03/01/35(a)	766	777
4.680%, 05/01/35(a)	1,424	1,469
4.946%, 05/01/35(a)	364	377
5.266%, 05/01/35(a)	3,790	3,953
5.074%, 07/01/35(a)	4,252	4,412
4.210%, 08/01/35(a)	2,872	3,004
3.544%, 09/01/35(a)	37	37
3.674%, 09/01/35(a)	283	290
4.645%, 09/01/35(a)	1,225	1,276
4.380%, 11/01/35(a)	9,732	10,104
4.962%, 11/01/35(a)	991	1,024
5.094%, 11/01/35(a)	1,682	1,751
5.174%, 12/01/35(a)	5,728	5,973
3.437%, 01/01/36(a)	6,298	6,465
5.671%, 01/01/36(a)	2,716	2,847
4.111%, 02/01/36(a)	5,419	5,587
5.516%, 02/01/36(a)	1,039	1,086
5.737%, 03/01/36(a)	9,860	10,342
5.788%, 03/01/36(a)	6,931	7,310
5.830%, 03/01/36(a)	15,559	16,404
4.400%, 06/01/36(a)	622	646
5.434%, 08/01/36(a)	10,944	11,495
5.811%, 09/01/36(a)	1,162	1,225
5.620%, 10/01/36(a)	3,208	3,379
5.939%, 11/01/36(a)	5,428	5,739
5.350%, 12/01/36(a)	502	520
5.770%, 12/01/36(a)	3,911	4,126
5.267%, 01/01/37(a)	949	986
5.402%, 01/01/37(a)	10,681	11,246
3.744%, 04/01/37(a)	1,221	1,235
5.030%, 07/01/37(a)	9,977	10,423
5.441%, 08/01/37(a)	9,414	9,882
4.593%, 10/01/37(a)	8,045	8,354
5.385%, 11/01/37(a)	6,376	6,691
3.175%, 09/01/39(a)	200	202

		292,722

Freddie Mac (26.4%)
6.900%, 12/01/10	1,900	1,994
5.250%, 08/15/11	574	577
4.000%, 05/15/15	244	247
5.000%, 09/15/15	11	11
2.886%, 06/01/33(a)	79	80
5.260%, 08/01/33(a)	180	184
3.441%, 04/01/34(a)	594	602
3.935%, 05/01/34(a)	300	310
3.029%, 07/01/34(a)	524	539
5.002%, 10/01/34(a)	825	849
4.694%, 01/01/35(a)	186	192
4.156%, 02/01/35(a)	337	347
4.678%, 02/01/35(a)	250	258
4.362%, 03/01/35(a)	1,537	1,602
4.465%, 04/01/35(a)	197	204
4.982%, 05/01/35(a)	8,976	9,387
5.006%, 06/01/35(a)	1,273	1,324
4.997%, 11/01/35(a)	6,934	7,194
4.849%, 01/01/36(a)	1,440	1,498
5.141%, 01/01/36(a)	5,755	5,991
5.170%, 02/01/36(a)	808	838
5.260%, 02/01/36(a)	3,293	3,427
5.277%, 03/01/36(a)	645	674
5.367%, 04/01/36(a)	5,284	5,534
5.514%, 05/01/36(a)	4,266	4,479
5.850%, 06/01/36(a)	10,655	11,238
5.714%, 07/01/36(a)	5,938	6,250
6.511%, 07/01/36(a)	1,595	1,703
6.158%, 08/01/36(a)	6,672	7,073
6.202%, 09/01/36(a)	2,687	2,849
4.043%, 10/01/36(a)	1,073	1,110

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Freddie Mac—continued

5.588%, 11/01/36(a)	7,736	8,145
5.735%, 12/01/36(a)	721	749
5.677%, 01/01/37(a)	10,099	10,676
5.730%, 01/01/37(a)	8,203	8,611
6.074%, 01/01/37(a)	7,746	8,173
5.567%, 03/01/37(a)	2,060	2,141
5.520%, 04/01/37(a)	468	492
5.831%, 04/01/37(a)	10,073	10,652
5.430%, 07/01/37(a)	79	83

		128,287

Ginnie Mae (1.1%)
3.022%, 01/16/19	4,409	4,451
3.360%, 08/16/22	258	260
4.045%, 10/16/23	168	171
5.988%, 02/16/24(a)	103	104
3.701%, 06/16/25	681	697

		5,683

Total U.S. Government Agency Mortgages		426,692

U.S. Treasury Obligation (3.1%)
U.S. Treasury Bill (3.1%)
0.170%, 11/12/09(b)	15,000	14,999

Total U.S. Treasury Obligation		14,999

Money Market Funds (13.0%)
Federated Government Obligations Money Market Fund	44,078,302	44,078
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	18,889,437	18,889

Total Money Market Funds		62,967

Total Investments (Cost $506,452)(d) — 104.9%		508,478
Liabilities in excess of other assets — (4.9)%		(23,693)

Net Assets — 100.0%		$484,785

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rate represents the effective yield at purchase.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

Open Futures Contracts

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount($)	Month	Contracts	(Depreciation)($)

U.S. Treasury 2YR Note	Short	(10,848)	12/09	50	(58)

					(58)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.5%)
District of Columbia (2.1%)
Metropolitan Washington DC Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	1,028
Metropolitan Washington DC Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, BHAC	2,000	2,214
Washington DC Metropolitan Area Transit Authority, Gross Revenue, Ser A, RB, 5.125%, 07/01/32, Callable 07/01/19 @ 100	1,000	1,081

		4,323

Puerto Rico (2.0%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	4,000	4,292

Virginia (91.4%)
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,000	1,029
Arlington County Industrial Development Authority Lease, Capital Project, RB, 5.000%, 08/01/13	1,370	1,548
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.250%, 01/01/10, Callable 10/19/09 @ 100.50, FSA	1,000	1,011
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 01/01/10 @ 100, FSA	2,785	2,907
Arlington County, GO, 5.000%, 03/15/15	4,500	5,267
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/01/16 @ 100, MBIA	2,890	3,116
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	1,004
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,820
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	250	224
Fairfax County Economic Development Authority, Resource Recovery, Ser A, RB, AMT, 6.100%, 02/01/11, AMBAC	1,000	1,051
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser A, RB, BAN, 4.000%, 03/01/13, Callable 03/01/11 @ 100	1,725	1,777
Fairfax County, GO, 5.000%, 10/01/12	3,250	3,639
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, MBIA	2,100	2,414
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	3,134
Hampton Golf Course, RB, 6.000%, 12/01/12	559	594
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,209
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,747
Hampton, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,415
Hampton, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, FGIC	1,000	1,103

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	6,857
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 10/07/09 @ 102, GNMA	400	409
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.900%, 07/20/29, Callable 10/07/09 @ 102, GNMA	500	511
Henrico County Economic Development Authority, Public Facilities Lease, RB, 6.125%, 11/01/17, Callable 11/01/09 @ 102	1,280	1,312
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,064
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,312
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 0.340%, 10/01/37, LOC: Branch Banking & Trust Co.(a)	990	990
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,713
Isle of Wight County, GO, 5.500%, 07/01/20, Callable 01/01/19 @ 100	420	492
Isle of Wight County, GO, 5.250%, 07/01/22, Callable 01/01/19 @ 100	685	778
Isle of Wight County, GO, 5.375%, 07/01/23, Callable 01/01/19 @ 100	675	769
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,498
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,040	1,186
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,275
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,500	1,458
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,440
Loudoun County, Ser B, GO, 5.000%, 06/01/14	3,500	4,050
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	2,002
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA	2,225	2,535
Newport News, Ser B, GO, 5.250%, 07/01/15	3,000	3,545
Orange County Economic Development Authority Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, Assured Guaranty	2,000	2,184
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,309

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA	1,000	1,084
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA	2,285	2,641
Portsmouth, Ser B, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000	1,156
Portsmouth, Ser D, GO, 4.000%, 12/01/15	1,635	1,783
Portsmouth, Ser D GO, 4.000%, 12/01/16	1,325	1,443
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,967
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,034
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, FSA	3,755	3,984
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, FSA	1,435	1,599
Riverside Regional Jail Authority, RB, 4.250%, 07/01/10, Callable 10/1/09 @ 100	1,825	1,833
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, MBIA	2,000	2,167
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA	1,000	1,064
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/17, Callable 07/01/12 @ 100	1,945	2,055
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA	2,000	2,107
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA	1,000	1,045
Roanoke, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,757
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, FSA	2,000	2,143
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	1,108
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,534
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,404
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	1,750	1,497
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Prerefunded 06/01/12 @ 100	1,890	1,987
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100	4,940	5,570
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,819

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia Beach, Ser B, GO, 5.000%, 05/01/13	2,500	2,831
Virginia Beach, Ser C, GO, 5.000%, 09/15/16	2,325	2,766
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Project, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000	5,578
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	5,000	5,637
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,760
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,477
Virginia College Building Authority, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,414
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,069
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100	3,500	3,503
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,318
Virginia Public School Authority, 1997, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100	1,000	1,081
Virginia Public School Authority, Special Obligation, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000	2,253
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775	3,333
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/21, Callable 11/01/17 @ 100	1,230	1,422
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,422
Virginia Resources Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,354
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO of Authority	2,500	2,750
Virginia State Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,000	2,288
Virginia State, Ser A, GO, 5.000%, 06/01/19, Callable 06/01/14 @ 100	3,170	3,571
Western Regional Jail Authority, Jail Facilities, RB, 4.125%, 12/01/09, Callable 10/19/09 @ 100	750	752
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,459
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,000	2,247

		193,764

Total Municipal Bonds		202,379

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Funds (4.5%)
Federated Tax-Free Obligations Fund	5,451	5
Federated Virginia Municipal Cash Trust	9,603,602	9,604

Total Money Market Funds		9,609

Total Investments (Cost $199,702)(b) — 100.0%		211,988
Other assets in excess of liabilities — 0.0%		69

Net Assets — 100.0%		$212,057

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

BAN	— Bond Anticipation Note

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GNMA	— Security guaranteed by Government National Mortgage Association

GO	— General Obligation

LOC	— Letter of Credit

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (20.4%)
Banks (13.9%)
Bank of America Corp., 0.230%, 10/05/09(a)	37,000	37,000
Bank of America Corp., 0.240%, 12/16/09(a)	40,000	40,000
BNP Paribas, 0.440%, 10/27/09	19,700	19,700
BNP Paribas, 0.640%, 11/10/09	35,850	35,850
BNP Paribas, 0.530%, 12/10/09	48,500	48,500
BNP Paribas, 0.310%, 03/29/10	36,500	36,500
Canadian Imperial Bank of Commerce, 0.310%, 10/16/09	15,000	15,001
Canadian Imperial Bank of Commerce, 0.180%, 10/29/09	42,000	42,000
Lloyds TSB Bank PLC, 0.370%, 11/18/09	40,750	40,750
Rabobank, 0.400%, 10/19/09	30,000	30,002
Rabobank, 0.540%, 11/13/09	27,500	27,500
Rabobank, 0.550%, 12/01/09	19,500	19,502
Rabobank, 0.420%, 01/04/10	23,300	23,301
Royal Bank of Scotland, 0.430%, 11/13/09	25,175	25,175
Royal Bank of Scotland, 0.300%, 12/17/09	35,000	35,000
Societe Generale, 0.640%, 10/22/09	35,450	35,450
Societe Generale, 0.560%, 12/03/09	31,000	31,001
Societe Generale, 0.500%, 02/01/10	30,000	30,000
Societe Generale, 0.370%, 02/26/10	30,000	30,000
Societe Generale, 0.320%, 03/10/10	20,000	20,000
Toronto-Dominion Bank, 0.520%, 11/10/09	65,900	65,900
Toronto-Dominion Bank, 0.460%, 12/15/09	34,000	34,000
Toronto-Dominion Bank, 0.400%, 02/16/10	17,000	17,003
Toronto-Dominion Bank, 0.330%, 03/18/10	27,000	27,004

		766,139

Diversified Financial Services (6.5%)
ASB Finance Corp., 0.660%, 01/13/10(a)(b)	41,000	41,000
Barclays Bank PLC, 0.700%, 12/22/09	51,000	51,000
Barclays Bank PLC, 0.780%, 01/11/10	58,500	58,502
Barclays Bank PLC, 0.720%, 01/29/10	40,000	40,000
Calyon North America, Inc., 0.260%, 11/25/09	22,250	22,250
Calyon North America, Inc., 0.260%, 12/04/09	30,900	30,900
Calyon North America, Inc., 0.250%, 12/22/09	34,000	34,000
UBS AG, 0.550%, 10/29/09	16,500	16,500
Westpac Banking Corp., 0.550%, 11/13/09	27,000	27,000
Westpac Banking Corp., 0.241%, 12/09/09(b)	33,700	33,700

		354,852

Total Certificates of Deposit		1,120,991

Commercial Paper (43.8%)
Banks (7.6%)
Abbey National LLC, 0.190%, 10/20/09(c)	40,000	39,996
Australia & New Zealand Banking Group, 0.240%, 11/10/09(a)(c)	10,500	10,497
Australia & New Zealand Banking Group, 0.270%, 11/17/09(a)(c)	45,000	44,984
Banco Santander Central Hispano SA, 0.501%, 01/15/10(c)	47,500	47,430
Banco Santander Central Hispano SA, 0.321%, 04/09/10(c)	29,000	28,951
Bank of Nova Scotia, 0.315%, 03/16/10(c)	29,000	28,958
HSBC Bank USA, 0.190%, 10/02/09(c)	35,000	35,000
HSBC Bank USA, 0.200%, 11/09/09(c)	30,000	29,994

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

HSBC Bank USA, 0.240%, 12/15/09(c)	45,000	44,978
HSBC Bank USA, 0.240%, 01/04/10(c)	32,510	32,489
Lloyds TSB Bank PLC, 0.240%, 12/29/09(c)	47,000	46,972
Rabobank USA Financial Corp., 0.310%, 01/15/10(c)	28,600	28,574

		418,823

Consumer Staples (2.0%)
Procter & Gamble Co., 0.170%, 11/09/09(a)(c)	60,000	59,989
Procter & Gamble Co., 0.240%, 12/14/09(a)(c)	20,000	19,990
Wal-Mart Stores, Inc., 0.060%, 10/06/09(a)(c)	30,500	30,500

		110,479

Diversified Financial Services (29.6%)
Allianz Finance Corp., 0.160%, 10/16/09(a)(c)	6,000	6,000
Allianz Finance Corp., 0.300%, 11/09/09(a)(c)	30,000	29,990
Allianz Finance Corp., 0.200%, 11/13/09(a)(c)	21,400	21,395
ASB Finance Corp., 0.250%, 12/14/09(a)(c)	30,000	29,985
CBA Delaware Finance, Inc., 0.250%, 11/25/09(c)	36,000	35,986
CBA Delaware Finance, Inc., 0.235%, 12/15/09(c)	30,075	30,060
CME Group, Inc., 0.170%, 10/13/09(a)(c)	10,000	9,999
Fairway Finance Corp., 0.200%, 10/13/09(a)(c)	5,000	5,000
Fairway Finance Corp., 0.200%, 10/21/09(a)(c)	40,000	39,996
Fairway Finance Corp., 0.200%, 10/26/09(a)(c)	41,250	41,244
Falcon Asset Securitization Corp., 0.250%, 10/05/09(a)(c)	31,000	30,999
Falcon Asset Securitization Corp., 0.190%, 10/08/09(a)(c)	29,300	29,299
Falcon Asset Securitization Corp., 0.190%, 10/14/09(a)(c)	26,000	25,998
General Electric Capital Corp., 0.120%, 10/13/09(c)	47,500	47,498
General Electric Capital Corp., 0.290%, 10/30/09(c)	52,500	52,488
ING (U.S.) Funding LLC, 0.190%, 10/02/09(c)	43,000	43,000
ING (U.S.) Funding LLC, 0.180%, 10/14/09(c)	14,500	14,499
John Deere Capital Corp., 0.150%, 10/13/09(a)(c)	20,000	19,999
John Deere Capital Corp., 0.150%, 10/15/09(a)(c)	8,000	8,000
JPMorgan Chase & Co., 0.270%, 10/06/09(a)(c)	29,500	29,499
JPMorgan Chase & Co., 0.190%, 10/15/09(a)(c)	42,500	42,497
JPMorgan Chase & Co., 0.260%, 11/23/09(a)(c)	42,000	41,984
JPMorgan Chase & Co., 0.290%, 12/17/09(a)(c)	12,500	12,492
KfW, 0.170%, 10/09/09(a)(c)	56,000	55,998
KfW, 0.180%, 11/03/09(a)(c)	40,000	39,993
KfW, 0.195%, 12/30/09(a)(c)	20,000	19,990
Liberty Street Funding Corp., 0.210%, 10/01/09(a)(c)	22,650	22,650
Liberty Street Funding Corp., 0.260%, 10/07/09(a)(c)	20,000	19,999
Liberty Street Funding Corp., 0.220%, 10/21/09(a)(c)	16,350	16,348
Liberty Street Funding Corp., 0.270%, 11/16/09(a)(c)	16,000	15,994
Liberty Street Funding Corp., 0.230%, 12/28/09(a)(c)	10,000	9,994
Market Street Funding Corp., 0.200%, 10/07/09(a)(c)	55,674	55,672
National Australia Funding LLC, 0.280%, 10/07/09(a)(c)	21,500	21,499
National Australia Funding LLC, 0.260%, 11/03/09(a)(c)	30,000	29,993

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

National Australia Funding LLC, 0.265%, 11/04/09(a)(c)	37,000	36,991
Nestle Capital Corp., 0.200%, 01/25/10(a)(c)	15,000	14,990
New York Life Insurance Capital Corp., 0.250%, 11/12/09(a)(c)	27,500	27,492
Old Line Funding LLC, 0.210%, 10/15/09(a)(c)	28,000	27,998
Old Line Funding LLC, 0.200%, 10/29/09(a)(c)	57,632	57,623
Park Avenue Receivables Corp., 0.190%, 10/06/09(a)(c)	30,000	29,999
Park Avenue Receivables Corp., 0.190%, 10/14/09(a)(c)	30,000	29,998
Park Avenue Receivables Corp., 0.200%, 11/12/09(a)(c)	27,000	26,994
Shell International Finance BV, 0.160%, 10/16/09(a)(c)	27,000	26,998
Southern Funding Corp., 0.150%, 10/09/09(a)(c)	28,218	28,217
Straight-A Funding LLC, 0.240%, 10/09/09(a)(c)	16,500	16,499
Straight-A Funding LLC, 0.280%, 11/05/09(a)(c)	30,000	29,992
Straight-A Funding LLC, 0.250%, 11/06/09(a)(c)	19,000	18,995
Straight-A Funding LLC, 0.230%, 12/02/09(a)(c)	30,000	29,988
Straight-A Funding LLC, 0.230%, 12/11/09(a)(c)	10,000	9,995
Straight-A Funding LLC, 0.230%, 12/14/09(a)(c)	17,000	16,992
Straight-A Funding LLC, 0.220%, 12/16/09(a)(c)	9,358	9,354
Straight-A Funding LLC, 0.230%, 12/18/09(a)(c)	25,000	24,987
Total Capital, 0.180%, 12/31/09(a)(c)	11,375	11,370
UBS Finance Delaware LLC, 0.511%, 11/12/09(c)	30,000	29,982
UBS Finance Delaware LLC, 0.300%, 11/27/09(c)	43,000	42,980
Unilever Capital Corp., 0.120%, 11/12/09(a)(c)	40,000	39,994
Westpac Banking Corp., 0.260%, 11/19/09(a)(c)	30,000	29,989
Westpac Banking Corp., 0.200%, 12/22/09(a)(c)	21,000	20,990
Westpac Banking Corp., 0.401%, 01/13/10(a)(c)	32,000	31,963

		1,627,407

Health Care (3.1%)
Abbott Laboratories, 0.130%, 10/28/09(a)(c)	40,000	39,996
Abbott Laboratories, 0.140%, 11/02/09(a)(c)	44,150	44,145
GlaxoSmithKline PLC, 0.160%, 10/01/09(a)(c)	55,000	55,000
Pfizer, Inc., 0.310%, 12/10/09(a)(c)	30,000	29,982

		169,123

Utilities (1.5%)
E.ON AG, 0.440%, 10/01/09(a)(c)	25,500	25,500
GDF Suez, 0.220%, 10/02/09(a)(c)	29,500	29,500
GDF Suez, 0.190%, 10/28/09(a)(c)	30,000	29,996

		84,996

Total Commercial Paper		2,410,828

Corporate Bonds (3.2%)
Banks (2.9%)
International Bank for Reconstruction & Development, 0.421%, 02/08/10(b)	80,000	80,013
Wachovia Bank N.A., 0.733%, 11/02/09(b)	64,250	64,262
Wells Fargo & Co., 0.349%, 03/23/10(b)	13,500	13,504

		157,779

Diversified Financial Services (0.3%)
JPMorgan Chase & Co., Ser C, MTN, 0.304%, 05/07/10(b)	19,100	19,068

Total Corporate Bonds		176,847

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (1.6%)
California (0.2%)
Irvine Ranch Water District, Ser A, GO, 0.280%, 10/01/41, LOC: U.S. Bank N.A.(b)	10,900	10,900

Florida (0.1%)
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.290%, 08/15/27, LOC: Branch Banking & Trust Co.(b)	7,275	7,275

Georgia (0.3%)
Glynn-Brunswick Memorial Hospital Authority, Kings Bay Community Hospital, Inc., Ser B, RB, 0.290%, 08/01/38, LOC: Branch Banking & Trust Co.(b)	16,500	16,500

Kentucky (0.2%)
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-3, RB, 0.280%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	5,000	5,000
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-4, RB, 0.290%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	4,000	4,000

		9,000

Maryland (0.1%)
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.320%, 07/01/35, LOC: Branch Banking & Trust Co.(b)	8,000	8,000

Pennsylvania (0.1%)
Pennsylvania State Higher Educational Facilities Authority, Gannon University, RB, 0.310%, 05/01/15, LOC: PNC Bank N.A.(b)	4,000	4,000
Philadelphia Authority for Industrial Development, Bakers Bay Elderly Associates, RB, 0.310%, 11/01/27, LOC: PNC Bank N.A.(b)	3,365	3,365

		7,365

Virginia (0.2%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.290%, 05/28/21, LOC: Branch Banking & Trust Co.(b)	9,600	9,600

West Virginia (0.1%)
West Virginia State Hospital Finance Authority, West Virginia University Hospitals, Inc., Ser A, RB, 0.290%, 06/01/33, LOC: Branch Banking & Trust Co.(b)	5,000	5,000

Wisconsin (0.3%)
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care Metro, Inc., Ser B, RB, 0.250%, 04/01/28, LOC: U.S. Bank N.A.(b)	15,385	15,385

Total Municipal Bonds		89,025

U.S. Government Agencies (22.8%)
Fannie Mae (3.1%)
3.875%, 12/10/09	16,350	16,443
0.949%, 02/03/10(c)	75,000	74,755
0.400%, 07/13/10(b)	75,000	74,964

		166,162

Federal Farm Credit Bank (2.5%)
0.193%, 01/15/10(b)	27,000	27,000
0.214%, 05/04/10(b)	65,000	65,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Federal Farm Credit Bank—continued

0.216%, 09/03/10(b)	47,000	47,000

		139,000

Federal Home Loan Bank (15.0%)
0.210%, 01/13/10(b)	23,500	23,498
0.196%, 01/19/10(b)	135,375	135,281
0.396%, 02/19/10(b)	22,000	22,011
0.790%, 03/11/10(b)	80,000	80,000
0.790%, 03/11/10(b)	36,500	36,498
0.019%, 03/23/10(b)	65,000	65,000
0.337%, 04/01/10(b)	75,000	75,000
0.288%, 04/05/10(b)	75,000	75,000
0.590%, 04/14/10(b)	50,000	50,000
0.350%, 05/12/10(b)	35,000	35,000
0.500%, 05/20/10(b) Callable 11/20/09 @ 100	35,000	34,998
0.250%, 05/28/10(b)	52,500	52,500
0.625%, 06/22/10, Callable 12/22/09 @ 100	32,300	32,300
0.650%, 07/28/10, Callable 10/28/09 @ 100	67,000	67,000
0.500%, 10/05/10, Callable 04/05/10 @ 100	42,950	42,944

		827,030

Freddie Mac (2.2%)
0.735%, 10/23/09(c)	75,000	74,967
3.125%, 02/04/10	16,500	16,616
0.502%, 07/01/10(c)	30,000	29,886

		121,469

Total U.S. Government Agencies		1,253,661

Repurchase Agreements (1.1%)
Bank of America Securities, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $4,949 (collateralized by FNMA; 6.250%, due 02/01/11; total market value $5,048)	4,949	4,949
BNP Paribas, 0.050%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $19,969 (collateralized by U.S. Government Agencies; 4.250%-5.530%, due 11/03/14-06/15/35; total market value $20,369)	19,969	19,969
Deutsche Bank, 0.060%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $3,809 (collateralized by FMAC; 4.270%, due 12/03/13; total market value $3,886)	3,809	3,809
HSBC Securities, Inc., 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $28,777 (collateralized by U.S. Treasury Bonds; 4.375%-6.125%, due 08/15/29-02/15/38; total market value $29,353)	28,777	28,777
UBS Warburg LLC, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $5,415 (collateralized by FHLB; 0.500%, due 12/30/10; total market value $5,525)	5,415	5,415

Total Repurchase Agreements		62,919

Money Market Funds (6.0%)
Goldman Sachs Financial Square Funds — Government Fund	165,000,000	165,000
JPMorgan U.S. Government Money Market Fund	165,000,000	165,000

Total Money Market Funds		330,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Time Deposits (2.2%)
BNP Paribas, 0.060%, 10/01/09(b)	45,126	45,126
Calyon, 0.130%, 10/01/09(b)	31,789	31,789
Societe Generale, 0.080%, 10/01/09(b)	44,037	44,037

Total Time Deposits		120,952

Total Investments (Cost $5,565,223)(d) — 101.1%		5,565,223
Liabilities in excess of other assets — (1.1)%		(58,106)

Net Assets — 100.0%		$5,507,117

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 33.9% of net assets as of September 30, 2009.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(c)	Rate represents the effective yield at purchase.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

FHLB	— Federal Home Loan Bank

FMAC	— Freddie Mac

FNMA	— Federal National Mortgage Association

GO	— General Obligation

LOC	— Letter of Credit

MTN	— Medium Term Note

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (94.8%)
Alabama (1.8%)
Birmingham Medical Clinic Board, University of Alabama Health Services Foundation P.C., RB, 0.390%, 10/01/28, LOC: Southtrust Bank N.A.(a)	13,250	13,250
Decatur Educational Building Authority, St. Ann’s School Project, RB, 0.590%, 12/01/27, LOC: Southtrust Bank N.A.(a)	2,440	2,440
Lower Alabama Gas, District Gas Supply, Class A, RB, 0.550%, 11/01/09, LOC: Societe Generale(a)(b)	2,217	2,217
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.450%, 06/01/28(a)	15,000	15,000

		32,907

Arizona (0.3%)
JPMorgan Chase Putters Drivers Trust Various States, Ser 3307, RB, 0.330%, 01/01/33, LOC: JPMorgan Chase Bank(a)(b)	3,300	3,300
Salt River Project Agricultural Improvement & Power District Electric Systems, Ser C, RB, 5.500%, 01/01/10	3,000	3,038

		6,338

California (0.5%)
California Health Facilities Financing Authority, Scripps Health, Ser A, RB, 0.270%, 10/01/23, LOC: JPMorgan Chase Bank(a)	5,110	5,110
Irvine Ranch Water District, Ser A, GO, 0.280%, 10/01/41, LOC: U.S. Bank N.A.(a)	3,300	3,300

		8,410

Colorado (3.9%)
Castle Rock, COP, 0.250%, 09/01/37, LOC: Wells Fargo Bank N.A.(a)	14,700	14,700
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 0.350%, 09/01/35, LOC: U.S. Bank N.A.(a)	30,590	30,590
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 0.350%, 07/01/36, LOC: JPMorgan Chase Bank(a)	8,120	8,120
Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Ser A-13, RB, 0.300%, 05/01/38, LOC: Bank of America N.A.(a)	14,800	14,800
Westminster Economic Development Authority Tax Increment, Mandalay Gardens, RB, 0.250%, 12/01/28, LOC: U.S. Bank N.A.(a)	2,950	2,950

		71,160

Delaware (0.9%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.290%, 05/15/37, LOC: PNC Bank N.A.(a)	17,000	17,000

District of Columbia (3.8%)
District of Columbia, Abraham & Laura Lisner Home For Aged Women, RB, 0.350%, 07/01/22, LOC: Bank of America N.A.(a)	2,900	2,900
District of Columbia, American Educational Research Association, RB, 0.540%, 07/01/37, LOC: Wachovia Bank N.A.(a)	7,150	7,150

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
District of Columbia—continued

District of Columbia, Center for Strategic & International Studies, Inc., RB, 0.310%, 03/01/38, LOC: PNC Bank N.A.(a)	6,730	6,730
District of Columbia, Howard Road Academy Public Charter School, Inc., RB, 0.370%, 12/01/24, LOC: Bank of America N.A.(a)	2,190	2,190
District of Columbia, The Pew Charitable Trusts, Ser A, RB, 0.290%, 04/01/38, LOC: PNC Bank N.A.(a)	47,000	47,000
District of Columbia, Thurgood Marshall Center Trust, RB, 0.340%, 11/01/27, LOC: Branch Banking & Trust Co.(a)	2,970	2,970

		68,940

Florida (2.7%)
De Soto County Industrial Development, Tremron Project, RB, 0.440%, 11/01/15, LOC: Branch Banking & Trust Co.(a)	2,800	2,800
Jacksonville Economic Development Commission, Goodwill Industries of North Florida Project, RB, 0.590%, 07/01/23, LOC: Southtrust Bank N.A.(a)	3,240	3,240
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.290%, 08/15/27, LOC: Branch Banking & Trust Co.(a)	6,700	6,700
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 0.390%, 09/01/29, LOC: Bank of America N.A.(a)	6,350	6,350
Miami-Dade County Water & Sewer, RB, 5.000%, 10/01/09, NATL-RE	5,860	5,860
Palm Beach County IDR, Boca Raton Jewish Community Day School, Inc., RB, 0.540%, 09/01/20, LOC: Wachovia Bank N.A.(a)	2,415	2,415
Palm Beach County, Caron Foundation of Florida, Inc. Project, RB, 0.540%, 01/01/28, LOC: Wachovia Bank N.A.(a)	9,215	9,215
Pinellas County Health Facility Authority, Ser A2, RB, 0.300%, 11/01/38(a)	6,000	6,000
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 0.370%, 10/01/21, LOC: Bank of America N.A.(a)	6,400	6,400

		48,980

Georgia (2.5%)
Bulloch County School District Sales Tax, GO, 5.000%, 05/01/10, State Aid Withholding	4,140	4,237
Cobb County Development Authority, Dominion Christian High School, Inc., RB, 0.340%, 12/01/25, LOC: Branch Banking & Trust Co.(a)	200	200
Columbia County Development Authority, Augusta Preparatory Day School, Inc., RB, 0.540%, 08/01/18, LOC: Wachovia Bank N.A.(a)(b)	2,500	2,500
Columbia County Elderly Authority Residential Care Facilities, Resource Center on Aging, RB, 0.500%, 01/01/21, LOC: Wachovia Bank N.A.(a)	5,460	5,460

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Fayette County Development Authority Educational Facilities, Catholic School Properties, Inc. Project, RB, 0.340%, 04/01/24, LOC: Wachovia Bank N.A.(a)	12,550	12,550
Fulton County Development Authority Educational Facilities, Catholic School Properties, Inc., RB, 0.340%, 04/01/24, LOC: Wachovia Bank N.A.(a)(b)	6,530	6,530
Fulton County Development Authority, Kings Ridge Christian School, RB, 0.340%, 05/01/26, LOC: Branch Banking & Trust Co.(a)	3,000	3,000
Gwinnett County School District, GO, 5.000%, 02/01/10	11,500	11,665

		46,142

Hawaii (1.3%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.450%, 07/01/33, LOC: Bank of Nova Scotia(a)	4,750	4,750
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B-2, RB, 0.450%, 07/01/33, LOC: Bank of Nova Scotia(a)	18,450	18,450

		23,200

Illinois (11.4%)
Illinois Development Finance Authority, RB, 0.370%, 01/01/29, LOC: Bank of America N.A.(a)	6,629	6,629
Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, RB, 0.350%, 07/01/29, LOC: Bank of America N.A.(a)	10,300	10,300
Illinois Educational Facilities Authority, Art Institute of Chicago, RB, 0.370%, 03/01/27, LOC: Northern Trust Co.(a)	14,800	14,800
Illinois Educational Facilities Authority, Field Museum of Natural History, RB, 0.320%, 11/01/25, LOC: Northern Trust Co.(a)(b)	8,300	8,300
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 0.400%, 11/01/15, LOC: Northern Trust Co.(a)	3,300	3,300
Illinois Finance Authority, 0.450%, 10/06/09	14,000	14,000
Illinois Finance Authority, Art Institute of Chicago, Ser B-2, RB, 0.370%, 09/01/38, LOC: Northern Trust Co.(a)	2,800	2,800
Illinois Finance Authority, Elim Christian Services Project, RB, 0.650%, 12/01/37, LOC: JPMorgan Chase Bank(a)	11,940	11,940
Illinois Finance Authority, Elmhurst College, RB, 0.370%, 02/01/42, LOC: Bank of America N.A.(a)	5,000	5,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser B, RB, 0.350%, 01/01/48, LOC: JPMorgan Chase Bank(a)	18,750	18,750
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser D, RB, 0.240%, 01/01/48, LOC: Northern Trust Co.(a)	25,800	25,800
Illinois Finance Authority, Northwestern University, Subser B, RB, 0.580%, 12/01/34(a)	5,500	5,500
Illinois Finance Authority, Pollution Control, Commonwealth Edison Company, Ser F, RB, 0.320%, 03/01/17(a)	8,080	8,080

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Illinois—continued

Illinois Finance Authority, Resurrection Health, Ser C, RB, 0.370%, 05/15/35, LOC: LaSalle Bank N.A.(a)	32,234	32,234
Illinois Finance Authority, Revenue Refunding Bonds, Ser 2008-A, 0.400%, 10/07/09	34,500	34,500
Illinois Finance Authority, University of Chicago Medical Center, Ser A-1, RB, 0.400%, 08/15/26, LOC: Wells Fargo Bank N.A.(a)	4,440	4,440

		206,373

Indiana (3.1%)
Crawfordville IDR, National Service Industrial, Inc. Project, RB, 0.540%, 06/01/21, LOC: Wachovia Bank N.A.(a)(b)	4,000	4,000
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 0.370%, 02/01/37, LOC: JPMorgan Chase Bank(a)	19,200	19,200
Indiana Health Facility Financing Authority, Ascension, Ser E6, RB, 0.600%, 11/15/39(a)	19,000	19,000
Indiana Transportation Finance Authority, Airport Facilities Lease, Ser A, RB, 6.000%, 11/01/09, AMBAC	3,805	3,822
Marion Economic Development, Wesleyan University Project, RB, 0.370%, 06/01/36, LOC: Bank of America N.A.(a)	10,000	10,000

		56,022

Iowa (0.5%)
Iowa Financing Authority, Diocese of Sioux City Project, RB, 0.340%, 03/01/19, LOC: Wells Fargo Bank N.A.(a)	5,515	5,515
Webster County Educational Facilities, St. Edmond Project, RB, 0.340%, 07/01/20, LOC: Wells Fargo Bank N.A.(a)	4,425	4,425

		9,940

Kansas (0.1%)
Kansas Development Finance Authority Health Facilities, Deaconess Long Term Care, Ser C, RB, 0.300%, 05/15/30, LOC: JPMorgan Chase Bank(a)	2,000	2,000

Kentucky (1.6%)
Boyle County College, Centre College Project, Ser A, RB, 0.290%, 06/01/37, LOC: PNC Bank N.A.(a)	24,000	24,000
Simpson County Hospital, The Medical Center at Franklin, Inc., RB, 0.340%, 06/01/36, LOC: Branch Banking & Trust Co.(a)	4,250	4,250

		28,250

Louisiana (1.1%)
East Baton Rouge Parish Industrial Development Board, Inc., RB, 0.370%, 02/01/28, LOC: Bank of America N.A.(a)	13,600	13,600
Louisiana Local Government Environmental Facilities and Community Development, SRL Holdings LLC Project, RB, 0.340%, 02/01/32, LOC: Branch Banking & Trust Co.(a)	3,680	3,680
Louisiana Public Facilities Authority, Christus Health, Ser B-3, RB, 0.220%, 07/01/47, LOC: Bank of New York Mellon Corp.(a)	2,450	2,450

		19,730

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Maryland (2.9%)
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 0.340%, 04/01/28, LOC: Branch Banking & Trust Co.(a)	3,300	3,300
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.320%, 07/01/35, LOC: Branch Banking & Trust Co.(a)	10,000	10,000
Maryland State Health & Higher Education Facilities Authority, Howard County General Hospital, RB, 0.290%, 07/01/46, LOC: PNC Bank N.A.(a)	8,000	8,000
Maryland State Health & Higher Education Facilities Authority, Johns Hopkins Health System, Ser A, RB, 0.290%, 05/15/27, LOC: PNC Bank N.A.(a)	5,000	5,000
Maryland State Health & Higher Education Facilities Authority, Severn School, Inc., RB, 0.310%, 07/01/36, LOC: PNC Bank N.A.(a)	7,400	7,400
Maryland State Health & Higher Education Facilities Authority, Upper Chesapeake Hospital, Ser B, RB, 0.320%, 01/01/43, LOC: Branch Banking & Trust Co.(a)	6,055	6,055
Montgomery County Economic Development, American Gastroenterological Association, RB, 0.540%, 03/01/32, LOC: Wachovia Bank N.A.(a)	2,410	2,410
Montgomery County Housing Opportunities Commission, Ser A, RB, 2.000%, 01/01/10, County Guaranteed, FHA	7,000	7,017
University System of Maryland, Ser A, RB, 0.550%, 07/01/23(a)	4,000	4,000

		53,182

Massachusetts (2.8%)
Massachusetts Bay Transportation Authority Sales Tax, Ser A, RB, 2.000%, 07/01/30 Mandatory Put 02/17/10 @ 100(a)	9,000	9,045
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 0.480%, 11/01/33, Mandatory Put 07/08/10 @ 100(a)	8,000	8,000
Massachusetts School Building Authority, 0.330%, 12/16/09	25,315	25,315
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, Ser M-2, RB, 0.300%, 07/01/31, LOC: Fleet National Bank(a)	8,000	8,000
Massachusetts State Industrial Finance Agency, Automatic Data Processing, Inc., RB, 0.800%, 12/01/19(a)	1,000	1,000

		51,360

Michigan (2.6%)
Michigan State, COP, 5.500%, 06/01/18, Prerefunded 06/01/10 @ 100, AMBAC	2,000	2,063
Michigan State Hospital Finance Authority, Ascension Health Credit, Ser A, RB, 6.250%, 11/15/15, Prerefunded 11/15/09 @ 101, MBIA	20,000	20,310
Michigan State Hospital Finance Authority, Ascension Health Credit, Ser A, RB, 6.125%, 11/15/23, Prerefunded 11/15/09 @ 101, MBIA	17,850	18,106

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Michigan—continued

Oakland County Economic Development Corp., Cranbrook Educational Community, RB, 0.350%, 11/01/37, LOC: JPMorgan Chase Bank(a)	6,995	6,995

		47,474

Minnesota (2.0%)
Minnesota State Higher Education Facilities Authority, William Mitchell, Ser 5-S, RB, 0.340%, 10/01/33, LOC: U.S. Bank N.A.(a)	9,865	9,865
Rochester Health Care Facilities, 0.400%, 10/01/09	10,000	10,000
Rochester Health Care Facilities, Mayo Clinic, Ser D, RB, 0.700%, 11/15/38(a)	7,800	7,800
Rochester Health Care Facilities, Mayo Clinic, Ser E, RB, 0.550%, 11/15/38(a)	4,000	4,000
St. Paul Port Authority District Cooling, District Cooling St. Paul, Inc., Ser 9-BB, RB, 0.330%, 03/01/29, LOC: Deutsche Bank A.G.(a)	2,380	2,380
St. Paul Port Authority District Heating, District Heating Development Co., Ser 5-O, RB, 0.330%, 12/01/28, LOC: Deutsche Bank A.G.(a)	1,375	1,375
St. Paul Port Authority District Heating, District Heating Development Co., Ser 7-Q, RB, 0.330%, 12/01/28, LOC: Deutsche Bank A.G.(a)	1,030	1,030

		36,450

Mississippi (0.4%)
Mississippi Business Finance Corp., Horn Island Realty LLC, RB, 0.540%, 04/01/29, LOC: Wachovia Bank N.A.(a)	7,410	7,410

Missouri (3.4%)
Kansas City, Streetlight Project, Ser A, GO, 5.750%, 02/01/14, Prerefunded 02/01/10 @ 101	4,315	4,432
Missouri State Development Finance Board, 0.350%, 10/08/09	23,000	23,000
Missouri State Development Finance Board, 0.350%, 10/08/09	19,347	19,347
Missouri State Development Finance Board, 0.350%, 10/08/09	1,768	1,768
Missouri State Health & Educational Facilities Authority, Ascension Health, Ser C-1, RB, 0.568%, 11/15/39(a)	7,500	7,500
St. Joseph Industrial Development Authority Health Facilities, Heartland Regional Medical Center, Ser A, RB, 0.220%, 11/15/43, LOC: U.S. Bank N.A.(a)	6,000	6,000

		62,047

Nebraska (0.3%)
Madison County Hospital Authority No. 001, Faith Regional Health Services, Ser B, RB, 0.340%, 07/01/33, LOC: U.S. Bank N.A.(a)	5,000	5,000

Nevada (2.1%)
Clark County, Nevada, 0.500%, 11/03/09	10,000	10,000
Clark County, Nevada, 0.430%, 02/02/10	4,000	4,000
Las Vegas Water Valley, 0.400%, 01/13/10	23,500	23,500

		37,500

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
New York (0.2%)
New York, Ser B-2, Subser B-9, GO, 0.230%, 08/15/23, LOC: JPMorgan Chase Bank(a)	4,000	4,000

North Carolina (6.7%)
Board of Governors, University of North Carolina, 0.350%, 01/13/10	20,000	20,000
Charlotte, Facility Equipment Acquisition Project, Ser B, COP, 5.000%, 03/01/10	3,895	3,963
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 0.340%, 02/01/23, LOC: Branch Banking & Trust Co.(a)	3,700	3,700
Mecklenburg County, Ser A, GO, 2.000%, 02/01/26, Mandatory Put 11/05/09 @ 100(a)	9,000	9,009
Moore County Industrial Facilities & Pollution Control Financing Authority, Procedure Farms, Inc. Project, RB, 0.370%, 06/01/10, LOC: Rabobank Nederland(a)	5,350	5,350
North Carolina Capital Facilities Finance Agency, Aquarium Society Project, RB, 0.370%, 06/01/26, LOC: Bank of America N.A.(a)	6,440	6,440
North Carolina Capital Facilities Finance Agency, Educational Facilities, Countryside Montessori School, RB, 0.540%, 03/01/33, LOC: Wachovia Bank N.A.(a)	7,500	7,500
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 0.340%, 12/01/29, LOC: Branch Banking & Trust Co.(a)	6,100	6,100
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 0.390%, 12/01/20(a)	4,820	4,820
North Carolina Educational Facilities Finance Agency, Gardner-Webb University, RB, 0.390%, 07/01/17, LOC: Wachovia Bank N.A.(a)(b)	2,400	2,400
North Carolina Medical Care Commission, Health Care Facilities, Aston Park Health Care Center Project, RB, 0.540%, 02/01/22, LOC: Wachovia Bank N.A.(a)	2,900	2,900
North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement Community, Inc., Ser B, RB, 0.340%, 11/01/14, LOC: Branch Banking & Trust Co.(a)	5,000	5,000
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 0.350%, 09/01/33, LOC: Bank of America N.A.(a)	6,275	6,275
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 0.320%, 03/01/28, LOC: Branch Banking & Trust Co.(a)	15,010	15,010
North Carolina Medical Care Commission, Health Care Facilities, University Health Systems of Eastern Carolina, Inc., Ser B-2, RB, 0.300%, 12/01/36, LOC: Branch Banking & Trust Co.(a)	5,000	5,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
North Carolina—continued

North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 0.340%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	3,560	3,560
University of North Carolina Chapel Hill Hospital, Ser A, RB, 0.250%, 02/01/24(a)	6,300	6,300
Wake County, GO, 5.000%, 03/01/10	8,500	8,656

		121,983

Ohio (3.5%)
Butler County Port Authority Economic Development Lease, Great Miami Valley YMCA Hamilton, RB, 0.400%, 09/01/37, LOC: JPMorgan Chase Bank(a)	4,935	4,935
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project, RB, 0.350%, 01/01/37, LOC: JPMorgan Chase Bank(a)	10,000	10,000
Hamilton County Health Care Facilities, Deaconess Long Term Care, Ser A, RB, 0.250%, 05/15/30, LOC: JPMorgan Chase Bank(a)	5,660	5,660
Ohio State Higher Educational Capital Facilities, Ser A, GO, 5.200%, 02/01/10	2,385	2,423
Ohio State University (The), Ser B, RB, 0.300%, 06/01/35(a)	41,200	41,200

		64,218

Pennsylvania (7.7%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 0.430%, 06/01/32, LOC: PNC Bank N.A.(a)	7,600	7,600
Allegheny County Industrial Development Authority Health Care, Vincentian Collaborative, Ser A, RB, 0.310%, 06/01/38, LOC: PNC Bank N.A.(a)	4,300	4,300
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, 0.320%, 07/15/21, LOC: Bank of Nova Scotia, AMT(a)	8,500	8,500
Doylestown Hospital Authority Revenue, Ser B, RB, 0.290%, 07/01/37, LOC: PNC Bank N.A.(a)	11,700	11,700
Huntington County General Authority College, Juniata College Project, Ser A, RB, 0.310%, 05/01/26, LOC: PNC Bank N.A.(a)	4,800	4,800
Luzerne County, Convention Center Authority, Hotel Room Rent Tax, Ser A, RB, 0.310%, 09/01/28, LOC: PNC Bank N.A.(a)	2,415	2,415
Montgomery County Industrial Development Authority, 0.400%, 12/08/09	19,000	19,000
Montgomery County Industrial Development Authority, 0.430%, 02/01/10	12,100	12,100
Montgomery County Industrial Development Authority, 0.430%, 02/02/10	2,300	2,300
Pennsylvania State University, Ser B, RB, 1.500%, 06/01/31(a)	11,250	11,364
Pennsylvania Turnpike Commission, Ser A-1, RB, 0.370%, 12/01/22(a)	4,965	4,965
Philadelphia School District, Subser D-1, GO, 0.290%, 09/01/21, State Aid Withholding(a)	13,000	13,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pennsylvania—continued

Philadelphia School District, Subser D-2, GO, 0.290%, 09/01/11, State Aid Withholding(a)	2,435	2,435
Southeastern Transportation Authority, RB, 0.290%, 03/01/22, LOC: PNC Bank N.A.(a)	25,900	25,900
Washington County Hospital Authority, Hospital Project, Ser B, RB, 0.310%, 07/01/37, LOC: Wachovia Bank N.A.(a)	9,500	9,500

		139,879

Puerto Rico (0.4%)
Barclays Capital Municipal Trust Receipts Various States, Ser 10-B, RB, 0.350%, 08/01/57, LIQ FAC: Barclays Bank PLC(a)(b)	7,250	7,250

South Carolina (2.9%)
Greer Combined Utility System Revenue, Ser A 30, RB, 0.280%, 09/01/32, AMBAC(a)(b)	19,385	19,385
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Claflin University, RB, 0.370%, 10/01/33, LOC: Bank of America N.A.(a)	4,740	4,740
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 0.370%, 04/01/28, LOC: Bank of America N.A.(a)	5,060	5,060
South Carolina Jobs-Economic Development Authority, Hammond School Project, RB, 0.340%, 06/01/30, LOC: Wells Fargo Bank N.A.(a)	3,860	3,860
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 0.340%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 0.340%, 12/01/24, LOC: Branch Banking & Trust Co.(a)	3,015	3,015
South Carolina Jobs-Economic Development Hospital Authority, Tuomey Regional Medical Center, RB, 0.390%, 11/01/25, LOC: Wachovia Bank N.A.(a)	6,440	6,440
University of South Carolina Development Foundation, RB, 0.340%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	3,970	3,970

		52,470

Tennessee (4.4%)
Blount County Public Building Authority, Local Government Public Improvement, Ser E-1-A, RB, 0.340%, 06/01/37, LOC: Branch Banking & Trust Co.(a)	4,200	4,200
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-A, RB, 0.340%, 06/01/30, LOC: Branch Banking & Trust Co.(a)	7,800	7,800
Blount County Public Building Authority, Local Government Public Improvement, Ser E-10-A, RB, 0.340%, 06/01/25, LOC: Branch Banking & Trust Co.(a)	4,965	4,965

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Tennessee—continued

Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-B, RB, 0.340%, 06/01/42, LOC: Branch Banking & Trust Co.(a)	9,470	9,470
Bristol Health & Educational Facilities Board, King College Project, RB, 0.370%, 05/01/21, LOC: Bank of America N.A.(a)	6,800	6,800
Chattanooga Industrial Development Board, Tennessee Aquarium Project, RB, 0.370%, 04/01/24, LOC: Bank of America N.A.(a)	4,950	4,950
Clarksville Public Building Authority, RB, 0.370%, 10/01/25, LOC: Bank of America N.A.(a)	9,080	9,080
Dayton Industrial Development Board, IDR, La-Z-Boy Chair Co. Project, RB, 0.590%, 06/01/11, LOC: Wachovia Bank N.A.(a)(b)	4,350	4,350
Knox County Health Educational & Housing Facilities Board, Baptist Hospital System Project, RB, 0.350%, 04/01/27, LOC: LaSalle Bank N.A.(a)	12,315	12,315
Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University, Ser B-3, RB, 5.000%, 10/01/44, Callable 04/01/10 @ 100, NATL-RE(a)	4,255	4,347
Montgomery County Public Building Authority Pooled Financing Government Obligation, RB, 0.370%, 03/01/25, LOC: Bank of America N.A.(a)(b)	2,200	2,200
Sevier County Public Building Authority, Local Government Public Improvement, Ser V-V-B-1, RB, 0.340%, 06/01/35, LOC: Branch Banking & Trust Co.(a)	5,425	5,425
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Healthcare, Ser A, RB, 0.500%, 09/01/20, Callable 10/22/09 @ 100(a)	4,000	4,000

		79,902

Texas (3.8%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 0.370%, 04/01/19, LOC: JPMorgan Chase Bank(a)	9,380	9,380
Brazos Harbor Industrial Development Corp., Port Facilities, American Rice, Inc. Project, Ser A, RB, 0.370%, 12/01/25, LOC: HSBC Bank USA N.A.(a)	13,300	13,300
Harris County, 0.450%, 11/04/09	9,000	9,000
Harris County, Toll Road Senior Lien, Ser B-2, RB, 2.000%, 08/15/21, Mandatory Put 08/12/10 @ 100	11,635	11,809
Texas State, Public Financing Authority, Ser A, GO, 5.000%, 10/01/09	5,000	5,000
Texas State, Tax & Revenue Anticipation Notes, RB, 2.500%, 08/31/10	19,450	19,815

		68,304

Utah (0.9%)
Emery County Pollution Control, PacifiCorp, RB, 0.320%, 11/01/24, LOC: Wells Fargo Bank N.A.(a)	5,000	5,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Utah—continued

Jordanelle Special Service District Special Assessment, Tuhaye Project, RB, 0.340%, 09/01/25, LOC: Wells Fargo Bank N.A.(a)	3,847	3,847
West Valley City, IDR, Johnson Matthey, Inc. Project, RB, 0.380%, 12/01/11, LOC: HSBC Bank USA N.A.(a)	6,700	6,700

		15,547

Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency, North Country Hospital and Health Center, Inc., Ser A, RB, 0.320%, 10/01/34, LOC: TD Banknorth N.A.(a)	90	90

Virginia (5.0%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.290%, 05/28/21, LOC: Branch Banking & Trust Co.(a)	8,700	8,700
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser B-1, RB, 0.550%, 05/15/39(a)	14,000	14,000
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 0.340%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,970	7,970
Norfolk Economic Development Authority, Bon Secours Health Systems, Inc., Ser D-2, RB, 0.290%, 11/01/25, LOC: Bank of America N.A.(a)	4,700	4,700
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34(a)	19,000	19,000
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 0.340%, 12/01/33, LOC: Branch Banking & Trust Co.(a)	11,880	11,880
University of Virginia, Ser A, 0.400%, 10/14/09	4,812	4,812
Virginia Commonwealth University Health System Authority, Ser A, RB, 0.300%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	8,500	8,500
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.300%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,500	10,500

		90,062

Washington (2.3%)
Bremerton, Kitsap Regional Conference, RB, 0.390%, 12/01/28, LOC: Bank of America N.A.(a)	5,005	5,005
Snohomish County Housing Authority, Autumn Chase Apartments Project, RB, 0.370%, 07/01/36, LOC: Bank of America N.A.(a)	4,590	4,590
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 0.350%, 07/01/17, LOC: Bank of America N.A.(a)	2,755	2,755
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-3, RB, 0.300%, 07/01/17, LOC: Morgan Guaranty Trust(a)	7,290	7,290

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Washington—continued

Washington State Housing Finance Commission, Multifamily Housing, Lake City Senior Apartments Project, RB, 0.330%, 07/01/44, LIQ FAC: Freddie Mac(a)	4,000	4,000
Washington State Housing Finance Commission, Nonprofit Housing, Rockwood Retirement Program, RB, 0.410%, 01/01/30, LOC: Wells Fargo Bank N.A.(a)	13,775	13,775
Washington State Housing Finance Commission, Nonprofit, Evergreen School Project, RB, 0.340%, 07/01/28, LOC: Wells Fargo Bank N.A.(a)	4,555	4,555

		41,970

West Virginia (0.4%)
West Virginia Economic Development Authority Pollution Control, Ohio Power Co., Ser B, RB, 0.400%, 07/01/14, LOC: Royal Bank of Scotland(a)	6,665	6,665

Wisconsin (4.6%)
Wisconsin State Health & Educational Facilities Authority, 0.350%, 12/01/09	19,800	19,800
Wisconsin State Health & Educational Facilities Authority, 0.500%, 12/01/09	170	170
Wisconsin State Health & Educational Facilities Authority, RB, 0.450%, 06/01/37, LOC: JPMorgan Chase Bank(a)	13,690	13,690
Wisconsin State Health & Educational Facilities Authority, Series 2008-B, 0.350%, 10/01/09	34,000	34,000
Wisconsin State Health & Educational Facilities Authority, Series 2008-B, 0.400%, 10/06/09	10,450	10,450
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care Metro, Inc., Ser B, RB, 0.250%, 04/01/28, LOC: U.S. Bank N.A.(a)	4,640	4,640

		82,750

Total Municipal Bonds		1,720,905

Money Market Funds (5.1%)
Dreyfus Tax-Exempt Cash Management Fund	25,236,729	25,237
Federated Tax-Free Obligations Fund	39,104,732	39,105
Goldman Sachs Financial Square Tax Free Money Market Fund	28,098,597	28,099

Total Money Market Funds		92,441

Total Investments (Cost $1,813,346)(c) — 99.9%		1,813,346
Other assets in excess of liabilities — 0.1%		2,187

Net Assets — 100.0%		$1,815,533

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.4% of net assets as of September 30, 2009.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
COP	— Certificate of Participation
FHA	— Security guaranteed by Federal Housing Administration
GO	— General Obligation
IDR	— Industrial Development Revenue
LIQ FAC	— Liquidity Facilities
LOC	— Letter of Credit
MBIA	— Security guaranteed by Municipal Bond Insurance Association
NATL–RE	— Reinsurance provided by National Reinsurance
RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (55.0%)
Fannie Mae (13.2%)
0.250%, 10/26/09(a)	10,000	9,998
0.150%, 12/09/09(a)	12,500	12,496
0.260%, 12/14/09(a)	12,000	11,994
0.315%, 12/28/09(a)	6,000	5,995
0.407%, 01/04/10(a)	10,000	9,989
0.203%, 01/22/10(a)	7,500	7,495
0.200%, 01/25/10(a)	21,290	21,277
0.307%, 02/01/10(a)	12,360	12,347
0.394%, 02/08/10(b)	5,000	5,002
0.404%, 02/12/10(b)	7,300	7,312
0.411%, 02/22/10(a)	14,500	14,476
0.260%, 02/24/10(a)	11,000	10,988
0.543%, 07/12/10(a)	7,000	6,970
0.400%, 07/13/10(b)	10,000	9,995

		146,334

Federal Home Loan Bank (23.9%)
0.193%, 10/02/09(a)	12,500	12,500
0.220%, 10/09/09(a)	12,000	11,999
0.401%, 10/16/09(a)	27,000	26,997
0.290%, 11/06/09(a)	12,500	12,496
0.316%, 11/13/09(a)	15,000	14,995
0.170%, 11/27/09(a)	13,000	12,997
0.311%, 12/15/09(a)	12,000	11,992
0.350%, 01/11/10(b)	10,000	10,002
0.196%, 01/19/10(b)	13,000	12,991
0.394%, 02/10/10(b)	26,200	26,199
1.050%, 02/23/10	4,000	3,998
0.790%, 03/11/10(b)	12,500	12,500
0.225%, 03/12/10(a)	10,000	9,990
0.019%, 03/23/10(b)	12,000	12,000
0.173%, 03/26/10(b)	16,000	16,009
0.553%, 04/01/10(a)	6,000	5,983
0.376%, 04/16/10(a)	7,000	6,986
0.350%, 05/12/10(b)	6,000	6,000
0.500%, 05/13/10, Callable 11/13/09 @ 100(c)	12,500	12,500
0.250%, 05/28/10(b)	10,000	10,000
0.625%, 06/22/10, Callable 12/22/09 @ 100	5,000	5,000
0.650%, 07/28/10, Callable 10/28/09 @ 100	6,000	6,000
0.500%, 10/05/10, Callable 04/05/10 @ 100	7,500	7,499

		267,633

Freddie Mac (17.9%)(a)
0.220%, 10/05/09	16,000	16,000
0.346%, 10/19/09	15,000	14,997
0.223%, 11/17/09	12,500	12,496
0.160%, 11/23/09	26,000	25,995
0.200%, 12/08/09	8,000	7,997
0.291%, 12/14/09	12,000	11,993
0.321%, 12/31/09	6,500	6,495
0.200%, 01/04/10	26,375	26,362
0.371%, 01/06/10	18,500	18,482
0.160%, 02/01/10	15,000	14,992
0.321%, 03/01/10	15,000	14,980
0.250%, 03/15/10	16,210	16,191
0.520%, 05/05/10	5,800	5,782
0.442%, 05/17/10	7,500	7,479

		200,241

Total U.S. Government Agencies		614,208

U.S. Treasury Obligation (0.5%)
U.S. Treasury Bill (0.5%)
0.285%, 06/10/10(a)	6,000	5,988

Total U.S. Treasury Obligation		5,988

Repurchase Agreements (33.1%)
Bank of America Securities, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $43,695 (collateralized by FHLB; 0.930%, due 03/30/10; total market value $44,573)	43,695	43,695
BNP Paribas, 0.050%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $138,223 (collateralized by U.S. Government Agencies; 1.375%-6.130%, due 11/30/09-10/17/36; total market value $140,988)	138,223	138,223
Deutsche Bank, 0.060%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $41,758 (collateralized by U.S. Government Agencies; 3.400%-4.875%, due 12/15/09-02/04/15; total market value $42,593)	41,758	41,758

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Repurchase Agreements—continued

HSBC Securities, Inc., 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $114,980 (collateralized by U.S. Treasury Bond; 6.125%, due 08/15/29; total market value $117,280)	114,980	114,980
UBS Warburg LLC, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $30,814 (collateralized by FHLB; 0.500%, due 12/30/10; total market value $31,431)	30,814	30,814

Total Repurchase Agreements		369,470

Money Market Funds (12.1%)
Federated Government Obligations Tax-Managed Fund	27,000,000	27,000
Goldman Sachs Financial Square Funds — Government Fund	54,000,000	54,000
JPMorgan U.S. Government Money Market Fund	54,000,000	54,000

Total Money Market Funds		135,000

Total Investments (Cost $1,124,666)(d) — 100.7%		1,124,666
Liabilities in excess of other assets — (0.7)%		(7,636)

Net Assets — 100.0%		$1,117,030

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(c)	Step bond. The rate shown is the rate in effect as of September 30, 2009.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

FHLB	— Federal Home Loan Bank

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (60.3%)
U.S. Treasury Bills(a) (60.3%)
0.097%, 10/01/09	16,500	16,500
0.250%, 10/08/09	44,000	43,998
0.343%, 10/15/09	25,000	24,997
0.321%, 10/22/09	84,000	83,990
0.237%, 10/29/09	53,000	52,994
0.300%, 11/05/09	20,000	19,994
0.273%, 11/12/09	50,000	49,984
0.617%, 11/19/09	40,000	39,977
0.245%, 12/03/09	14,000	13,994
0.270%, 12/10/09	26,000	25,987
0.300%, 12/17/09	41,000	40,972
0.275%, 12/24/09	40,000	39,978
0.235%, 12/31/09	30,000	29,982
0.145%, 01/07/10	5,500	5,498
0.142%, 01/14/10	5,500	5,498
0.127%, 01/21/10	5,500	5,498
0.130%, 01/28/10	5,500	5,498
0.205%, 02/04/10	15,000	14,989
0.330%, 02/11/10	39,400	39,356
0.234%, 02/25/10	5,500	5,495
0.176%, 03/04/10	6,500	6,495
0.205%, 03/11/10	12,500	12,489
0.192%, 03/18/10	15,000	14,987
0.202%, 03/25/10	11,000	10,989
0.181%, 04/01/10	5,000	4,995

		615,134

Total U.S. Treasury Obligations		615,134

Repurchase Agreements (39.7%)
Bank of America Securities, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $33,794 (collateralized by U.S. Treasury Note; 2.375%, due 09/30/14; total market value $34,470)	33,794	33,794
BNP Paribas, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $92,520 (collateralized by U.S. Treasury Note; 2.000%, due 01/15/16; total market value $94,370)	92,520	92,520
Commerzbank AG, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $100,288 (collateralized by U.S. Treasury Obligations; 3.000%-4.875%, due 08/15/16-08/15/39; total market value $102,296)	100,288	100,288
Deutsche Bank AG, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $23,394 (collateralized by U.S. Treasury Bond; 8.750%, due 08/15/20; total market value $23,862)	23,394	23,394
HSBC Securities, Inc., 0.020%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $57,197 (collateralized by U.S. Treasury Obligations; DN-4.750%, due 02/15/37-05/15/38; total market value $58,345)	57,197	57,197
JPMorgan Chase & Co., 0.010%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $7,000 (collateralized by U.S. Treasury Bond; 4.500%, due 05/15/38; total market value $7,142)	7,000	7,000
Royal Bank of Scotland, 0.020%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $83,867 (collateralized by U.S. Treasury Note; 2.375%, due 09/30/14; total market value $85,548)	83,867	83,867

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Treasury Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Repurchase Agreements—continued

UBS Warburg LLC, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $6,237 (collateralized by U.S. Treasury Note; 1.750%, due 01/31/14; total market value $6,364)	6,237	6,237

Total Repurchase Agreements		404,297

Total Investments (Cost $1,019,431)(b) — 100.0%		1,019,431
Liabilities in excess of other assets — 0.0%		(200)

Net Assets — 100.0%		$1,019,231

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (94.9%)
Virginia (94.5%)
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 0.270%, 06/01/25, LOC: PNC Bank N.A.(a)	3,665	3,665
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 0.370%, 07/01/26, LOC: Bank of America N.A.(a)(b)	2,605	2,605
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 0.320%, 12/01/13, Callable 12/01/09 @ 100, LOC: Branch Banking & Trust Co.(a)	3,085	3,085
Chesterfield County Health Center Commission, Residential Care Facilities, Lucy Corr Village, Ser B, RB, 0.340%, 12/01/12, LOC: Branch Banking & Trust Co.(a)	2,800	2,800
Clarke County Industrial Development Authority, Educational Facilities, Powhatan School District Project, RB, 0.340%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	345	345
Fairfax County Economic Development Authority, Flint Hill School Project, RB, 0.570%, 09/01/21, LOC: First Union National Bank(a)(b)	3,850	3,850
Fairfax County Economic Development Authority, Greenspring Village, Inc., Ser A, RB, 7.500%, 10/01/29, Prerefunded 10/01/09 @ 102	3,150	3,213
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 0.320%, 07/01/40, LOC: Bank of America N.A.(a)	10,000	10,000
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 0.300%, 10/01/25, LIQ FAC: Inova Health System(a)	5,000	5,000
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser B-1, RB, 0.550%, 05/15/39(a)	12,000	12,000
Fairfax County, Ser A, GO, 5.000%, 10/01/09	4,630	4,630
Fairfax County, Ser B, GO, 5.000%, 10/01/09	4,680	4,680
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 0.280%, 04/01/38, LOC: PNC Bank N.A.(a)	9,000	9,000
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 0.340%, 06/01/26, LOC: Branch Banking & Trust Co.(a)	5,055	5,055
Hampton Redevelopment & Housing Authority, Multifamily Housing, Shoreline Apartments Project, RB, 0.360%, 12/01/19, FHLMC(a)	2,080	2,080
Hanover County Economic Development Authority, Bon Secours-Maria Manor Nursing Care Center, Inc., Ser D-2, RB, 0.240%, 11/01/25, LOC: U.S. Bank N.A.(a)	13,800	13,800

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 0.340%, 10/01/37, LOC: Branch Banking & Trust Co.(a)	8,400	8,400
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 0.340%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,000	7,000
Henrico County Economic Development Authority, Steward School Project, RB, 0.340%, 07/01/33, LOC: Branch Banking & Trust Co.(a)	2,400	2,400
JPMorgan Chase Putters Drivers Trust Various States, Ser 3303, GO, 0.330%, 10/01/16, LOC: State Aid Withholding(a)(b)	3,320	3,320
Loudoun County Industrial Development Authority, Day School, Inc., RB, 0.280%, 03/01/38, LOC: PNC Bank N.A.(a)	15,310	15,310
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser B, RB, 0.250%, 02/15/38(a)	26,405	26,405
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 0.210%, 02/15/38(a)	26,550	26,550
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 0.370%, 01/01/20, LOC: Bank of America N.A.(a)(b)	800	800
Lynchburg Industrial Development Authority, Aerofin Corp. Project, RB, AMT, 0.610%, 03/01/29, LOC: PNC Bank N.A.(a)	2,075	2,075
Lynchburg Industrial Development Authority, Educational Facilities, Randolph Macon Project, RB, 0.540%, 09/01/23, LOC: Wachovia Bank N.A.(a)	7,450	7,450
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 0.370%, 11/01/28, LOC: Bank of America N.A.(a)	8,860	8,860
Newport News Redevelopment & Housing Authority, Multifamily Housing, Springhouse Apartments Project, RB, 0.380%, 09/01/26, FHLMC(a)	3,400	3,400
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34(a)	5,000	5,000
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser C, RB, 0.230%, 11/01/34(a)	11,300	11,300
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 0.370%, 07/01/34, LOC: Bank of America N.A.(a)	8,455	8,455
Peninsula Ports Authority, Riverside Health Systems Project, RB, 0.500%, 07/01/37(a)	16,300	16,300
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 0.370%, 08/01/19, LOC: Bank of America N.A.(a)(b)	7,425	7,425
Richmond, Ser B, GO, 5.000%, 07/15/10, FSA	2,865	2,968
Roanoke, GO, 6.000%, 10/01/19, Prerefunded 10/01/09 @ 102	3,310	3,376

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Salem Industrial Development Authority, Multifamily Housing, Oak Park Preservation LP, RB, 0.450%, 08/15/43, FNMA(a)	2,740	2,740
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, AMT, 0.610%, 02/01/17, LOC: PNC Bank N.A.(a)	4,650	4,650
Virginia Beach Development Authority, Wesleyan College Project, RB, 0.370%, 07/01/33, LOC: Bank of America N.A.(a)	13,845	13,845
Virginia Beach, Ser 2667, GO, 0.330%, 10/01/15(a)(b)	3,500	3,500
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 0.390%, 04/01/27, LOC: Wachovia Bank N.A.(a)	8,105	8,105
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes, RB, 5.000%, 10/01/09	7,500	7,500
Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development, Ser B, RB, 5.250%, 05/15/10	1,550	1,597
Virginia Commonwealth University Health System Authority, Ser C, RB, 0.400%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	9,800	9,800
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, AMT, 0.380%, 07/01/17, GO of Authority(a)(b)	685	685
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.000%, 08/01/10	4,000	4,152
Virginia Small Business Financing Authority, Hampton University, Ser A, RB, 0.290%, 12/01/38, LOC: PNC Bank N.A.(a)	5,000	5,000
Virginia Small Business Financing Authority, National Capital Area Council, RB, 0.390%, 03/01/31, LOC: Wachovia Bank N.A.(a)	6,145	6,145
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 0.350%, 12/01/18, LOC: Bank of America N.A.(a)(b)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Canterbury, Ser B, RB, 0.340%, 01/01/35, LOC: Branch Banking & Trust Co.(a)	1,900	1,900

		322,471

Puerto Rico (0.4%)
Puerto Rico Public Finance Corp., Ser E, RB, 5.700%, 08/01/25, Prerefunded 02/01/10 @ 100	1,135	1,155

Total Municipal Bonds		323,626

Money Market Funds (4.9%)
Dreyfus Tax-Exempt Cash Management Fund	425,527	426
Federated Tax-Free Obligations Fund	5,404,188	5,404
Federated Virginia Municipal Cash Trust, Institutional Class	10,919,150	10,919

Total Money Market Funds		16,749

Total Investments (Cost $340,375)(c) — 99.8%		340,375
Other assets in excess of liabilities — 0.2%		747

Net Assets — 100.0%		$341,122

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — concluded

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.6% of net assets as of September 30, 2009.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMT	— Alternative Minimum Tax

FHLMC	— Security guaranteed by Federal Home Loan Mortgage Corporation

FNMA	— Security guaranteed by Federal National Mortgage Association

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

LIQ FAC	— Liquidity Facilities

LOC	— Letter of Credit

RB	— Revenue Bond

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

			High				Investment
		Georgia	Grade			Investment	Grade
	Corporate	Tax-Exempt	Municipal	High	Intermediate	Grade	Tax-Exempt
	Bond	Bond	Bond	Income	Bond	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$162,364	$185,834	$66,403	$71,462	$1,468,075	$458,207	$1,051,358

Investments, at Value*	$174,951	$196,890	$71,670	$64,112	$1,422,062	$448,345	$1,054,189
Investments in Affiliates, at Value and Cost	—	—	—	11,548	101,239	37,837	49,144

Total Investments	174,951	196,890	71,670	75,660	1,523,301	486,182	1,103,333

Interest and Dividends Receivable	2,349	2,512	1,005	1,243	12,535	4,805	11,296
Receivable for Capital Shares Issued	251	50	39	359	15,721	2,740	2,194
Receivable for Investment Securities Sold	—	—	2,225	2,219	2,545	1,728	9,021
Appreciated Credit Default Swap Agreements, at value (Cost $—, $—, $—, $—, $11,010, $3,936 and $—)	—	—	—	—	5,356	1,969	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	—	66	19	—
Prepaid Expenses	22	6	20	12	34	32	39

Total Assets	177,573	199,458	74,959	79,493	1,559,558	497,475	1,125,883

Liabilities:
Income Distributions Payable	620	599	218	526	3,331	1,218	2,418
Payable for Investment Securities Purchased	2,362	—	2,371	6,680	27,619	20,520	81,521
Payable for Capital Shares Redeemed	114	288	185	283	1,092	6,274	383
Depreciated Credit Default Swap Agreements, at value (Proceeds $—, $—, $—, $—, $—, $— and $—)	—	—	—	—	3,762	1,495	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	—	3,741	1,453	—
Payable Upon Return of Securities Loaned	—	—	—	2,090	3,211	231	—
Investment Advisory Fees Payable	55	88	31	30	287	191	402
Administration, Fund Accounting and Transfer Agency Fees Payable	7	5	2	3	33	13	25
Compliance Services Fees Payable	1	2	1	—	4	2	3
Distribution and Service Fees Payable	17	1	1	7	2	12	6
Shareholder Servicing Fees Payable	—	—	—	—	39	3	8
Custodian Fees Payable	6	2	2	3	4	5	3
Trustee Fees Payable	1	1	1	—	3	2	3
Accrued Expenses	8	6	4	3	18	13	15

Total Liabilities	3,191	992	2,816	9,625	43,146	31,432	84,787

Net Assets	$174,382	$198,466	$72,143	$69,868	$1,516,412	$466,043	$1,041,096

Net Assets Consist of:
Capital	$174,097	$192,308	$69,355	$76,091	$1,465,036	$443,644	$975,838
Accumulated Net Investment Income (Loss)	(1,098)	256	(7)	(50)	441	(622)	(149)
Accumulated Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(11,204)	(5,154)	(2,472)	(10,371)	8,800	(58)	13,432
Net Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	12,587	11,056	5,267	4,198	42,135	23,079	51,975

Net Assets	$174,382	$198,466	$72,143	$69,868	$1,516,412	$466,043	$1,041,096

Net Assets:
I Shares	$150,625	$192,264	$66,117	$53,080	$1,507,584	$425,293	$1,018,407
A Shares#	4,223	6,202	6,026	1,555	7,216	26,720	22,689
C Shares	19,534	—	—	—	—	—	—
R Shares(c)	—	—	—	15,233	1,612	14,030	—
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	15,788	18,385	5,836	8,793	142,797	37,077	82,605
A Shares#	440	594	532	257	684	2,330	1,838
C Shares	2,047	—	—	—	—	—	—
R Shares(c)	—	—	—	2,522	153	1,223	—
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$9.54	$10.46	$11.33	$6.04	$10.56	$11.47	$12.33
A Shares#	9.59	10.47	11.34	6.04	10.56	11.47	12.34
C Shares(b)	9.54	N/A	N/A	N/A	N/A	N/A	N/A
R Shares(c)	N/A	N/A	N/A	6.04	10.56	11.48	N/A
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.54	$10.46	$11.33	$6.04	$10.56	$11.47	$12.33
A Shares	10.07	10.99	11.91	6.34	11.09	12.04	12.96
C Shares	9.54	N/A	N/A	N/A	N/A	N/A	N/A
R Shares(c)	N/A	N/A	N/A	6.04	10.56	11.48	N/A
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%

*	Investments include securities on loan of $—, $—, $—, $1,896, $3,143, $226 and $—, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund and Investment Grade Tax-Exempt Bond Fund and C Shares were no longer offered.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

(c)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the High Income Fund and Investment Grade Bond Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

					Seix
		Limited-Term		North	Floating
		Federal	Maryland	Carolina	Rate	Seix	Seix
	Limited	Mortgage	Municipal	Tax-Exempt	High	Global	High
	Duration	Securities	Bond	Bond	Income	Strategy	Yield
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$25,457	$40,325	$29,917	$48,156	$886,347	$9,842	$1,283,596

Investments, at Value*	$20,834	$40,230	$31,988	$51,205	$847,512	$808	$1,262,645
Investments in Affiliates, at Value and Cost	4,583	1,558	—	—	66,267	9,034	98,885

Total Investments	25,417	41,788	31,988	51,205	913,779	9,842	1,361,530

Interest and Dividends Receivable	11	175	315	782	3,930	—	26,279
Receivable for Capital Shares Issued	11	104	14	281	3,659	—	8,315
Receivable for Investment Securities Sold	—	2,684	—	1,381	86,504	—	33,452
Appreciated Credit Default Swap Agreements, at Value (Cost $—, $—, $—, $—, $—, $— and $—)	—	—	—	—	—	8	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	—	—	43	—
Prepaid Expenses	5	16	6	4	47	24	31

Total Assets	25,444	44,767	32,323	53,653	1,007,919	9,917	1,429,607

Liabilities:
Income Distributions Payable	15	133	93	162	4,013	—	8,823
Payable for Investment Securities Purchased	—	3,590	—	784	99,383	—	44,417
Payable for Capital Shares Redeemed	—	3	—	—	2,256	—	2,043
Depreciated Credit Default Swap Agreements, at Value (Proceeds $—, $—, $—, $—, $—, $295 and $—)	—	—	—	—	—	329	—
Unrealized Depreciation on Unfunded Transactions	—	—	—	—	3,012	—	708
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	—	—	149	—
Payable Upon Return of Securities Loaned	—	—	—	—	—	—	46,252
Investment Advisory Fees Payable	2	17	14	24	320	2	452
Administration, Fund Accounting and Transfer Agency Fees Payable	2	2	1	1	32	1	34
Compliance Services Fees Payable	—	—	—	—	8	1	3
Distribution and Service Fees Payable	—	7	1	—	6	—	7
Custodian Fees Payable	4	2	1	—	6	10	3
Trustee Fees Payable	—	—	—	—	7	—	2
Accrued Expenses	2	3	1	1	63	12	16

Total Liabilities	25	3,757	111	972	109,106	504	102,760

Net Assets	$25,419	$41,010	$32,212	$52,681	$898,813	$9,413	$1,326,847

Net Assets Consist of:
Capital	$27,171	$59,128	$30,552	$50,937	$961,292	$9,277	$1,414,777
Accumulated Net Investment Income (Loss)	9	(51)	(40)	(63)	3,524	(83)	(1,889)
Accumulated Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(1,721)	(19,530)	(371)	(1,242)	(90,423)	351	(163,267)
Net Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(40)	1,463	2,071	3,049	24,420	(132)	77,226

Net Assets	$25,419	$41,010	$32,212	$52,681	$898,813	$9,413	$1,326,847

Net Assets:
I Shares	$25,419	$29,813	$26,822	$52,014	$882,788	$9,413	$1,297,589
A Shares#	—	2,744	5,390	667	12,162	—	22,872
C Shares	—	8,453	—	—	3,863	—	—
R Shares(c)	—	—	—	—	—	—	6,386
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	2,635	2,893	2,514	5,045	103,387	917	143,171
A Shares#	—	267	505	65	1,424	—	2,582
C Shares	—	821	—	—	453	—	—
R Shares(c)	—	—	—	—	—	—	704
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$9.65	$10.30	$10.67	$10.31	$8.54	$10.27	$9.06
A Shares#	N/A	10.28	10.67	10.28	8.54	—	8.86
C Shares(b)	N/A	10.30	N/A	N/A	8.54	N/A	N/A
R Shares(c)	N/A	N/A	N/A	N/A	N/A	N/A	9.06
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.65	$10.30	$10.67	$10.31	$8.54	$10.27	$9.06
A Shares	N/A	10.54	11.20	10.79	8.76	—	9.30
C Shares	N/A	10.30	N/A	N/A	8.54	N/A	N/A
R Shares(c)	N/A	N/A	N/A	N/A	N/A	N/A	9.06
Maximum Sales Charge — A Shares	N/A %	2.50%	4.75%	4.75%	2.50%	4.75%	4.75%

*	Investments include securities on loan of $—, $—, $—, $—, $—, $— and $45,258, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Maryland Municipal Bond Fund and North Carolina Tax-Exempt Bond Fund, and Seix Global Strategy Fund and C Shares were no longer offered.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

(c)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Seix High Yield Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

						U.S.
		Short-Term				Government	Virginia
		U.S.	Total		U.S.	Securities	Intermediate
	Short-Term	Treasury	Return	Ultra-Short	Government	Ultra-Short	Municipal
	Bond	Securities	Bond	Bond	Securities	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$440,714	$65,605	$752,651	$62,523	$130,467	$506,452	$199,702

Investments, at Value*	$418,401	$66,541	$663,013	$58,465	$131,002	$489,589	$211,988
Investments in Affiliates, at Value and Cost	24,670	—	122,092	3,590	2,836	18,889

Total Investments	443,071	66,541	785,105	62,055	133,838	508,478	211,988

Segregated Cash at Broker for Futures Contracts	—	—	—	—	—	267	—
Interest and Dividends Receivable	3,189	409	5,290	281	685	2,220	2,536
Receivable for Capital Shares Issued	956	154	9,114	68	225	7,410	383
Receivable for Investment Securities Sold	1,241	—	75,448	115	1,655	1,258	—
Appreciated Credit Default Swap Agreements, at value (Cost $—, $—, $5,561, $—, $—, $— and $—)	—	—	2,781	—	—	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	26	—	—	—	—
Reclaims Receivable	—	—	2	—	—	—	—
Prepaid Expenses	26	24	60	8	22	15	9

Total Assets	448,483	67,128	877,826	62,527	136,425	519,648	214,916

Liabilities:
Income Distributions Payable	1,011	60	1,734	126	251	1,270	603
Payable for Investment Securities Purchased	10,733	—	169,700	583	—	30,271	2,100
Payable for Capital Shares Redeemed	446	92	607	—	113	3,160	35
Depreciated Credit Default Swap Agreements, at value (Proceeds $—, $—, $—, $—, $—, $— and $—)	—	—	2,093	—	—	—	—
Unrealized Depreciation on Futures Contracts	—	—	—	—	—	58	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	2,056	—	—	—	—
Payable Upon Return of Securities Loaned	2,988	—	391	723	—	—	—
Investment Advisory Fees Payable	140	19	137	10	56	66	95
Administration, Fund Accounting and Transfer Agency Fees Payable	11	2	19	4	8	13	7
Compliance Services Fees Payable	2	—	5	—	6	2	2
Distribution and Service Fees Payable	3	6	1	—	3	—	1
Shareholder Servicing Fees Payable	—	3	—	—	—	2	—
Custodian Fees Payable	4	1	10	6	10	10	3
Trustee Fees Payable	2	—	4	—	5	2	2
Accrued Expenses	15	—	23	3	39	9	11

Total Liabilities	15,355	183	176,780	1,455	491	34,863	2,859

Net Assets	$433,128	$66,945	$701,046	$61,072	$135,934	$484,785	$212,057

Net Assets Consist of:
Capital	$445,747	$65,868	$668,743	$65,449	$113,431	$484,396	$199,078
Accumulated Net Investment Income (Loss)	169	1	(384)	54	378	(577)	192
Accumulated Net Realized Gain (Loss) from Investment, Swap, Futures, and Foreign Currency Transactions	(15,145)	140	7,136	(3,963)	18,754	(1,002)	501
Net Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	2,357	936	25,551	(468)	3,371	1,968	12,286

Net Assets	$433,128	$66,945	$701,046	$61,072	$135,934	$484,785	$212,057

Net Assets:
I Shares	$427,292	$57,057	$697,704	$61,072	$129,870	$484,785	$200,239
A Shares#	3,117	3,383	2,836	—	2,693	—	11,818
C Shares	2,719	6,505	—	—	3,371	—	—
R Shares	—	—	506	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	43,464	5,534	65,221	6,197	11,938	47,982	18,905
A Shares#	316	329	257	—	248	—	1,116
C Shares	276	632	—	—	309	—	—
R Shares	—	—	48	—	—	—	—
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$9.83	$10.31	$10.70	$9.86	$10.88	$10.10	$10.59
A Shares#	9.86	10.30	11.02	N/A	10.88	N/A	10.59
C Shares(b)	9.85	10.29	N/A	N/A	10.88	N/A	N/A
R Shares	N/A	N/A	10.70	N/A	N/A	N/A	N/A
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.83	$10.31	$10.70	$9.86	$10.88	$10.10	$10.59
A Shares	10.11	10.56	11.57	N/A	11.42	N/A	11.12
C Shares	9.85	10.29	N/A	N/A	10.88	N/A	N/A
R Shares	N/A	N/A	10.70	N/A	N/A	N/A	N/A
Maximum Sales Charge — A Shares	2.50%	2.50%	4.75%	N/A %	4.75%	N/A %	4.75%

*	Investments include securities on loan of $2,923, $—, $383, $707, $—, $— and $—, respectively.

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Virginia Intermediate Bond Fund and C Shares were no longer offered.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/ or shares outstanding.
(b)	Redemption price per share varies based on length of time shares are held.
Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

			U.S.
	Prime		Government	U.S.	Virginia
	Quality	Tax-Exempt	Securities	Treasury	Tax-Free
	Money	Money	Money	Money	Money
	Market	Market	Market	Market	Market
	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$5,565,223	$1,813,346	$1,124,666	$1,019,431	$340,375

Investments, at Value	$5,502,304	$1,813,346	$755,196	$615,134	$340,375
Repurchase Agreements, at Value and Cost	62,919	—	369,470	404,297	—

Total Investments	5,565,223	1,813,346	1,124,666	1,019,431	340,375

Interest and Dividends Receivable	2,305	2,884	116	1	867
Receivable for Capital Shares Issued	76	4	4	5	5
Prepaid Expenses	58	22	21	17	16

Total Assets	5,567,662	1,816,256	1,124,807	1,019,454	341,263

Liabilities:
Income Distributions Payable	238	144	52	40	18
Payable for Investment Securities Purchased	58,848	—	7,499	—	—
Investment Advisory Fees Payable	934	376	140	97	52
Administration, Fund Accounting and Transfer Agency Fees Payable	—	19	10	8	6
Compliance Services Fees Payable	55	25	9	10	8
Distribution and Service Fees Payable	154	18	8	5	11
Custodian Fees Payable	20	10	4	4	5
Trustee Fees Payable	46	22	8	8	6
Accrued Expenses	250	109	47	51	35

Total Liabilities	60,545	723	7,777	223	141

Net Assets	$5,507,117	$1,815,533	$1,117,030	$1,019,231	$341,122

Net Assets Consist of:
Capital	$5,511,584	$1,815,636	$1,117,059	$1,019,315	$340,825
Accumulated Net Investment Income (Loss)	33	31	(7)	80	112
Accumulated Net Realized Gain (Loss) from Investment Transactions	(4,500)	(134)	(22)	(164)	185

Net Assets	$5,507,117	$1,815,533	$1,117,030	$1,019,231	$341,122

Net Assets:
I Shares	$2,658,668	$1,586,523	$898,785	$830,373	$182,271
A Shares	2,846,420	229,010	218,245	188,858	158,851
C Shares	2,029	—	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	2,660,468	1,586,579	898,804	830,457	182,143
A Shares	2,849,084	229,057	218,256	188,859	158,681
C Shares	2,032	N/A	N/A	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share:
I Shares	$1.00	$1.00	$1.00	$1.00	$1.00
A Shares	1.00	1.00	1.00	1.00	1.00
C Shares(a)	1.00	N/A	N/A	N/A	N/A

(a)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

							Investment
		Georgia	High Grade			Investment	Grade
	Corporate	Tax-Exempt	Municipal	High Income	Intermediate	Grade Bond	Tax-Exempt
	Bond Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Fund	Bond Fund

Investment Income:
Interest Income	$3,716	$4,088	$1,690	$2,753	$24,267	$10,327	$17,439
Dividend Income	6	16	10	—	—	—	—
Dividend Income from Affiliated Investment Companies	—	—	—	5	100	29	187
Net Income from Securities Lending	16	—	—	15	378	105	16

Total Investment Income	3,738	4,104	1,700	2,773	24,745	10,461	17,642

Expenses:
Investment Advisory Fees	271	495	209	159	1,518	1,111	2,228
Administration, Fund Accounting and Transfer Agency Fees	24	25	11	13	175	71	137
Compliance Services Fees	2	2	1	1	13	5	12
Distribution and Service Fees — A Shares	5	3	2	2	7	42	25
Distribution and Service Fees — C Shares#	96	14	14	—	—	—	18
Distribution and Service Fees — R Shares(a)	—	—	—	57	2	55	—
Shareholder Servicing Fees — I Shares	—	—	—	—	39	—	8
Shareholder Servicing Fees — A Shares	—	—	—	—	—	3	—
Custodian Fees	8	4	2	7	16	12	11
Professional Fees	3	3	2	1	20	7	16
Registration Fees	13	6	17	15	18	18	24
Trustees’ Fees	2	2	1	1	13	5	12
Other Fees	10	9	2	5	45	22	43

Total Expenses	434	563	261	261	1,866	1,351	2,534

Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	—	(15)	—	—	—
Less: Administration Fees Waived	(1)	(1)	(1)	(3)	(6)	(2)	(4)

Net Expenses	433	562	260	243	1,860	1,349	2,530

Net Investment Income (Loss)	3,305	3,542	1,440	2,530	22,885	9,112	15,112

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	2,116	554	1,573	3,429	(1,160)	782	20,982
Net Change in Unrealized Appreciation/Depreciation on
Investments, Swaps and Foreign Currencies	13,282	11,240	4,127	9,388	33,579	19,715	36,809

Net Realized and Unrealized Gain (Loss) on Investment, Swaps and Foreign Currencies	15,398	11,794	5,700	12,817	32,419	20,497	57,791

Change in Net Assets from Operations	$18,703	$15,336	$7,140	$15,347	$55,304	$29,609	$72,903

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund and Investment Grade Tax-Exempt Bond Fund and C Shares were no longer offered. The amounts disclosed above for the C Shares are the expenses incurred prior to the conversion.

(a)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the High Income Fund and Investment Grade Bond Fund and amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

		Limited-Term
		Federal		North
	Limited	Mortgage	Maryland	Carolina	Seix Floating
	Duration	Securities	Municipal	Tax-Exempt	Rate High	Seix Global	Seix High
	Fund	Fund	Bond Fund	Bond Fund	Income Fund	Strategy Fund	Yield Fund

Investment Income:
Interest Income	$122	$1,004	$675	$1,087	$29,258	$—	$49,253
Dividend Income	—	—	1	5	—	—	—
Dividend Income from Affiliated Investment Companies	17	5	—	—	101	6	99
Net Income from Securities Lending	—	—	—	—	—	—	316

Total Investment Income	139	1,009	676	1,092	29,359	6	49,668

Expenses:
Investment Advisory Fees	13	111	87	135	1,765	30	2,357
Administration, Fund Accounting and Transfer Agency Fees	5	7	5	7	116	2	175
Compliance Services Fees	—	—	—	1	5	—	10
Distribution and Service Fees — A Shares	—	2	1	—	14	—	26
Distribution and Service Fees — C Shares#	—	42	18	—	10	—	—
Distribution and Service Fees — R Shares(a)	—	—	—	—	—	—	24
Custodian Fees	4	2	2	2	4	7	12
Professional Fees	1	—	1	1	8	6	14
Registration Fees	3	15	4	4	21	20	15
Trustee Fees	—	—	—	1	5	—	10
Other Fees	2	5	3	2	33	1	47

Total Expenses	28	184	121	153	1,981	66	2,690

Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	—	—	—	(24)	—
Less: Administration Fees Waived	—	(1)	—	—	(4)	—	(5)

Net Expenses	28	183	121	153	1,977	42	2,685

Net Investment Income (Loss)	111	826	555	939	27,382	(36)	46,983

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(38)	522	268	530	3,182	83	14,341
Net Change in Unrealized Appreciation/Depreciation on
Investments, Swaps and Foreign Currencies	382	(34)	1,645	2,876	103,212	(181)	149,757

Net Realized and Unrealized Gain (Loss) on Investment, Swaps and Foreign Currencies	344	488	1,913	3,406	106,394	(98)	164,098

Change in Net Assets from Operations	$455	$1,314	$2,468	$4,345	$133,776	$(134)	$211,081

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Seix Global Strategy Fund and C Shares were no longer offered. The amounts disclosed above for the C Shares are the expenses incurred prior to the conversion.

(a)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Seix High Yield Fund and amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

						U.S.
		Short-Term			U.S.	Government	Virginia
		U.S. Treasury			Government	Securities	Intermediate
	Short-Term	Securities	Total Return	Ultra-Short	Securities	Ultra-Short	Municipal
	Bond Fund	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

Investment Income:
Interest Income	$6,904	$668	$14,542	$903	$3,117	$3,817	$4,374
Dividend Income	20	—	—	2	—	11	18
Dividend Income from Affiliated Investment Companies	24	—	67	4	7	6	—
Net Income from Securities Lending	47	31	61	1	125	—	—

Total Investment Income	6,995	699	14,670	910	3,249	3,834	4,392

Expenses:
Investment Advisory Fees	758	151	785	60	546	221	551
Administration, Fund Accounting and Transfer Agency Fees	56	13	94	16	33	38	30
Compliance Services Fees	5	1	7	1	4	3	2
Distribution and Service Fees — A Shares	3	8	3	—	4	—	7
Distribution and Service Fees — C Shares#	15	34	—	—	17	—	8
Distribution and Service Fees — R Shares	—	—	1	—	—	—	—
Shareholder Servicing Fees — I Shares	—	2	—	—	—	2	—
Custodian Fees	10	3	18	16	7	15	4
Professional Fees	8	2	12	3	8	4	3
Registration Fees	16	14	7	8	17	7	7
Trustee Fees	5	1	7	1	5	3	2
Other Fees	20	5	28	5	15	11	9

Total Expenses	896	234	962	110	656	304	623

Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(1)	—	(18)	—	(18)	—
Less: Administration Fees Waived	(2)	(3)	(3)	(2)	(4)	(1)	(1)

Net Expenses	894	230	959	90	652	285	622

Net Investment Income (Loss)	6,101	469	13,711	820	2,597	3,549	3,770

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currencies:
Net Realized Gain (Loss) from Investment, Swap, Futures and Foreign Currency Transactions	(2,944)	719	5,783	(1,252)	10,658	142	527
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	19,521	(905)	18,962	3,065	(19,400)	1,598	6,450

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currencies	16,577	(186)	24,745	1,813	(8,742)	1,740	6,977

Change in Net Assets from Operations	$22,678	$283	$38,456	$2,633	$(6,145)	$5,289	$10,747

#	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Virginia Intermediate Bond Fund and C Shares were no longer offered. The amounts disclosed above for the C Shares are the expenses incurred prior to the conversion.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

			U.S.
			Government		Virginia
	Prime Quality	Tax-Exempt	Securities	U.S. Treasury	Tax-Free
	Money	Money	Money	Money	Money
	Market Fund	Market Fund	Market Fund	Market Fund	Market Fund

Investment Income:
Interest Income	$15,667	$4,009	$2,013	$1,545	$940
Interest Income from Affiliated Investments	56	—	—	—	—
Dividend Income	1,504	244	252	70	68

Total Investment Income	17,227	4,253	2,265	1,615	1,008

Expenses:
Investment Advisory Fees	16,080	4,072	3,116	3,402	773
Administration, Fund Accounting and Transfer Agency Fees	874	252	153	166	56
Compliance Services Fees	123	25	17	19	7
Distribution and Service Fees — A Shares	2,487	218	205	164	148
Distribution and Service Fees — C Shares	3	—	—	—	—
Treasury Guarantee Program Fee	1,630	358	—	—	120
Custodian Fees	51	11	8	8	5
Professional Fees	188	35	24	27	11
Registration Fees	24	14	14	9	13
Trustee Fees	126	26	18	20	7
Other Fees	409	100	72	75	22

Total Expenses	21,995	5,111	3,627	3,890	1,162

Less: Investment Advisory Fees Waived/Expenses Reimbursed	(6,107)	(1,711)	(1,683)	(2,496)	(256)
Less: Administration Fees Waived	(254)	(78)	(47)	(48)	(15)
Less: Distribution and Service Fees Waived — A Shares	(728)	(64)	(92)	(111)	(32)
Less: Distribution and Service Fees Waived — C Shares	(2)	—	—	—	—

Net Expenses	14,904	3,258	1,805	1,235	859

Net Investment Income (Loss)	2,323	995	460	380	149

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions	—	(61)	—	—	50

Net Realized Gain (Loss) on Investments	—	(61)	—	—	50

Change in Net Assets from Operations	$2,323	$934	$460	$380	$199

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Georgia Tax-Exempt		High Grade Municipal
	Corporate Bond Fund		Bond Fund		Bond Fund		High Income Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$3,305	$3,683	$3,542	$6,827	$1,440	$4,516	$2,530	$4,090
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	2,116	(6,405)	554	(4,161)	1,573	(3,464)	3,429	(9,785)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	13,282	(365)	11,240	525	4,127	319	9,388	(3,305)

Change in Net Assets from Operations	18,703	(3,087)	15,336	3,191	7,140	1,371	15,347	(9,000)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,848)	(3,756)	(3,361)	(6,567)	(1,342)	(4,326)	(1,847)	(2,492)
A Shares(a)	(74)	(73)	(75)	(137)	(58)	(72)	(58)	(181)
C Shares(a)	(383)	(1,393)	(40)	(123)	(40)	(118)	—	—
R Shares(b)	—	—	—	—	—	—	(625)	(1,372)

Total Dividends and Distributions	(3,305)	(5,222)	(3,476)	(6,827)	(1,440)	(4,516)	(2,530)	(4,045)

Change in Net Assets from Capital Transactions	98,751	(20,042)	15,989	(4,427)	(14,157)	(97,741)	19,947	(1,831)

Change in Net Assets	114,149	(28,351)	27,849	(8,063)	(8,457)	(100,886)	32,764	(14,876)

Net Assets:
Beginning of Period	60,233	88,584	170,617	178,680	80,600	181,486	37,104	51,980

End of Period	$174,382	$60,233	$198,466	$170,617	$72,143	$80,600	$69,868	$37,104

Accumulated Net Investment Income (Loss), End of Period	$(1,098)	$(1,098)	$256	$190	$(7)	$(7)	$(50)	$(50)

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Georgia Tax-Exempt Bond Fund and High Grade Municipal Bond Fund and C Shares were no longer offered.

(b)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the High Income Fund and amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Georgia Tax-Exempt		High Grade Municipal
	Corporate Bond Fund		Bond Fund		Bond Fund		High Income Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$137,223	$9,351	$26,860	$58,367	$6,412	$25,580	$24,328	$16,852
Dividends Reinvested	595	351	213	394	172	396	1,180	1,399
Cost of Shares Redeemed	(39,995)	(26,710)	(10,011)	(60,976)	(20,293)	(122,409)	(5,437)	(17,073)

Change in Net Assets from I Shares	97,823	(17,008)	17,062	(2,215)	(13,709)	(96,433)	20,071	1,178

A Shares:(a)
Proceeds from Shares Issued	1,690	1,620	4,197	81	4,223	19	370	6,632
Dividends Reinvested	56	39	43	53	27	34	29	69
Cost of Shares Redeemed	(51)	(561)	(1,131)	(1,455)	(481)	(540)	(4)	(6,437)

Change in Net Assets from A Shares	1,695	1,098	3,109	(1,321)	3,769	(487)	395	264

C Shares:(a)
Proceeds from Shares Issued	735	703	1	12	—	13	—	—
Dividends Reinvested	267	984	35	108	21	65	—	—
Cost of Shares Redeemed	(1,769)	(5,819)	(4,218)	(1,011)	(4,238)	(899)	—	—

Change in Net Assets from C Shares	(767)	(4,132)	(4,182)	(891)	(4,217)	(821)	—	—

R Shares:(b)
Proceeds from Shares Issued	—	—	—	—	—	—	26	369
Dividends Reinvested	—	—	—	—	—	—	421	916
Cost of Shares Redeemed	—	—	—	—	—	—	(966)	(4,558)

Change in Net Assets from R Shares	—	—	—	—	—	—	(519)	(3,273)

Change in Net Assets from Capital Transactions	$98,751	$(20,042)	$15,989	$(4,427)	$(14,157)	$(97,741)	$19,947	$(1,831)

Share Transactions:
I Shares:
Issued	15,414	1,062	2,674	5,981	585	2,396	4,427	3,036
Reinvested	64	39	21	40	16	38	211	265
Redeemed	(4,365)	(2,944)	(997)	(6,364)	(1,877)	(11,437)	(979)	(2,945)

Change in I Shares	11,113	(1,843)	1,698	(343)	(1,276)	(9,003)	3,659	356

A Shares:(a)
Issued	186	184	420	8	392	2	69	1,032
Reinvested	6	4	5	5	3	3	5	14
Redeemed	(6)	(61)	(111)	(151)	(44)	(50)	(1)	(994)

Change in A Shares	186	127	314	(138)	351	(45)	73	52

C Shares:(a)
Issued	83	77	—	1	—	1	—	—
Reinvested	29	108	3	11	2	6	—	—
Redeemed	(194)	(635)	(421)	(103)	(393)	(85)	—	—

Change in C Shares	(82)	(450)	(418)	(91)	(391)	(78)	—	—

R Shares:(b)
Issued	—	—	—	—	—	—	4	65
Reinvested	—	—	—	—	—	—	76	171
Redeemed	—	—	—	—	—	—	(178)	(825)

Change R Shares	—	—	—	—	—	—	(98)	(589)

Change in Shares	11,217	(2,166)	1,594	(572)	(1,316)	(9,126)	3,634	(181)

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Georgia Tax-Exempt Bond Fund and High Grade Municipal Bond Fund and C Shares were no longer offered.

(b)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the High Income Fund and amounts prior to such date are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					Investment Grade
	Intermediate		Investment Grade		Tax-Exempt		Limited
	Bond Fund		Bond Fund		Bond Fund		Duration Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$22,885	$37,089	$9,112	$17,672	$15,112	$22,447	$111	$928
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(1,160)	23,897	782	10,134	20,982	(6,773)	(38)	(1,722)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	33,579	(3,770)	19,715	(1,699)	36,809	10,053	382	170

Change in Net Assets from Operations	55,304	57,216	29,609	26,107	72,903	25,727	455	(624)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(19,434)	(39,598)	(7,394)	(18,421)	(14,809)	(21,948)	(103)	(877)
A Shares(a)	(74)	(30)	(468)	(751)	(252)	(371)	—	—
C Shares(a)	—	—	—	—	(46)	(128)	—	—
R Shares(b)(c)	(10)	(5)	(188)	(291)	—	—	—	—
Net Realized Gains:
I Shares	—	(18,779)	—	—	—	(4,229)	—	—
A Shares(a)	—	(11)	—	—	—	(77)	—	—
C Shares(a)	—	—	—	—	—	(34)	—	—
R Shares(b)(c)	—	(2)	—	—	—	—	—	—

Total Dividends and Distributions	(19,518)	(58,425)	(8,050)	(19,463)	(15,107)	(26,787)	(103)	(877)

Change in Net Assets from Capital Transactions	405,963	262,145	18,015	12,511	146,886	274,299	(5,759)	(11,182)

Change in Net Assets	441,749	260,936	39,574	19,155	204,682	273,239	(5,407)	(12,683)

Net Assets:
Beginning of Period	1,074,663	813,727	426,469	407,314	836,414	563,175	30,826	43,509

End of Period	$1,516,412	$1,074,663	$466,043	$426,469	$1,041,096	$836,414	$25,419	$30,826

Accumulated Net Investment Income (Loss), End of Period	$441	$(2,926)	$(622)	$(1,684)	$(149)	$(154)	$9	$1

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Investment Grade Tax-Exempt Bond Fund and C Shares were no longer offered.

(b)	Effective February 13, 2009, C Shares converted to R Shares for the Intermediate Bond Fund and amounts prior to such date are disclosed as R Shares.

(c)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Investment Grade Bond Fund and amounts prior to such are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					Investment Grade
	Intermediate		Investment Grade		Tax-Exempt		Limited
	Bond Fund		Bond Fund		Bond Fund		Duration Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$575,108	$498,506	$88,992	$150,548	$254,610	$600,939	$14	$1,357
Dividends Reinvested	6,510	12,619	5,699	12,309	4,676	10,405	77	579
Cost of Shares Redeemed	(181,117)	(251,401)	(78,148)	(165,010)	(114,675)	(339,364)	(5,850)	(13,118)

Change in Net Assets from I Shares	400,501	259,724	16,543	(2,153)	144,611	271,980	(5,759)	(11,182)

A Shares:(a)
Proceeds from Shares Issued	5,448	2,286	9,791	16,461	8,434	6,643	—	—
Dividends Reinvested	63	29	418	677	116	239	—	—
Cost of Shares Redeemed	(1,089)	(428)	(10,841)	(5,947)	(862)	(3,887)	—	—

Change in Net Assets from A Shares	4,422	1,887	(632)	11,191	7,688	2,995	—	—

C Shares:(a)
Proceeds from Shares Issued	—	—	—	—	837	217	—	—
Dividends Reinvested	—	—	—	—	35	125	—	—
Cost of Shares Redeemed	—	—	—	—	(6,285)	(1,018)	—	—

Change in Net Assets from C Shares	—	—	—	—	(5,413)	(676)	—	—

R Shares:(b)(c)
Proceeds from Shares Issued	1,183	544	2,690	5,016	—	—	—	—
Dividends Reinvested	7	6	173	257	—	—	—	—
Cost of Shares Redeemed	(150)	(16)	(759)	(1,800)	—	—	—	—

Change in Net Assets from R Shares	1,040	534	2,104	3,473	—	—	—	—

Change in Net Assets from Capital Transactions	$405,963	$262,145	$18,015	$12,511	$146,886	$274,299	$(5,759)	$(11,182)

Share Transactions:
I Shares:
Issued	55,339	48,849	7,970	14,077	21,448	52,023	2	139
Reinvested	624	1,246	508	1,152	393	915	8	60
Redeemed	(17,486)	(24,778)	(7,014)	(15,461)	(9,688)	(29,626)	(612)	(1,372)

Change in I Shares	38,477	25,317	1,464	(232)	12,153	23,312	(602)	(1,173)

A Shares:(a)
Issued	526	223	884	1,523	711	572	—	—
Reinvested	6	3	37	63	10	21	—	—
Redeemed	(104)	(42)	(970)	(556)	(73)	(340)	—	—

Change in A Shares	428	184	(49)	1,030	648	253	—	—

C Shares:(a)
Issued	—	—	—	—	71	18	—	—
Reinvested	—	—	—	—	3	11	—	—
Redeemed	—	—	—	—	(531)	(89)	—	—

Change in C Shares	—	—	—	—	(457)	(60)	—	—

R Shares:(b)(c)
Issued	114	53	245	460	—	—	—	—
Reinvested	1	1	15	24	—	—	—	—
Redeemed	(15)	(2)	(68)	(170)	—	—	—	—

Change in R Shares	100	52	192	314	—	—	—	—

Change in Shares	39,005	25,553	1,607	1,112	12,344	23,505	(602)	(1,173)

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Investment Grade Tax-Exempt Bond Fund and C Shares were no longer offered.

(b)	Effective February 13, 2009, C Shares converted to R Shares for the Intermediate Bond Fund and amounts prior to such date are disclosed as R Shares.

(c)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Investment Grade Bond Fund and amounts prior to such are disclosed as R Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Limited-Term				North Carolina		Seix Floating
	Federal Mortgage		Maryland Municipal		Tax-Exempt		Rate High
	Securities Fund		Bond Fund		Bond Fund		Income Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/08 -	04/01/09 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$826	$2,956	$555	$1,329	$939	$1,678	$27,382	$34,907
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	522	717	268	(522)	530	(1,029)	3,182	(68,652)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(34)	489	1,645	147	2,876	521	103,212	(26,992)

Change in Net Assets from Operations	1,314	4,162	2,468	954	4,345	1,170	133,776	(60,737)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(664)	(2,769)	(475)	(1,174)	(928)	(1,656)	(23,449)	(34,483)
A Shares(a)	(45)	(101)	(32)	(1)	(11)	(22)	(260)	(366)
C Shares(a)	(125)	(342)	(48)	(153)	—	—	(51)	(15)

Total Dividends and Distributions	(834)	(3,212)	(555)	(1,328)	(939)	(1,678)	(23,760)	(34,864)

Change in Net Assets from Capital Transactions	(9,304)	(50,222)	(1,118)	(12,260)	5,056	921	225,394	98,989

Change in Net Assets	(8,824)	(49,272)	795	(12,634)	8,462	413	335,410	3,388

Net Assets:
Beginning of Period	49,834	99,106	31,417	44,051	44,219	43,806	563,403	560,015

End of Period	$41,010	$49,834	$32,212	$31,417	$52,681	$44,219	$898,813	$563,403

Accumulated Net Investment Income (Loss), End of Period	$(51)	$(43)	$(40)	$(40)	$(63)	$(63)	$3,524	$(98)

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A shares for the Maryland Municipal Bond Fund and North Carolina Tax-Exempt Bond Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Limited-Term				North Carolina		Seix Floating
	Federal Mortgage		Maryland Municipal		Tax-Exempt		Rate High
	Securities Fund		Bond Fund		Bond Fund		Income Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/08 -	04/01/09 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$5,743	$4,943	$4,260	$4,375	$12,060	$17,596	$363,233	$401,972
Dividends Reinvested	299	990	11	27	19	20	15,366	24,530
Cost of Shares Redeemed	(15,719)	(53,140)	(5,099)	(16,116)	(7,089)	(16,499)	(161,747)	(327,938)

Change in Net Assets from I Shares	(9,677)	(47,207)	(828)	(11,714)	4,990	1,117	216,852	98,564

A Shares:(a)
Proceeds from Shares Issued	732	433	5,653	—	60	—	6,860	1,140
Dividends Reinvested	36	82	25	1	6	13	103	43
Cost of Shares Redeemed	(197)	(1,091)	(484)	(45)	—	(209)	(1,511)	(1,132)

Change in Net Assets from A Shares	571	(576)	5,194	(44)	66	(196)	5,452	51

C Shares:(a)
Proceeds from Shares Issued	217	37	121	22	—	—	3,149	425
Dividends Reinvested	104	286	38	123	—	—	36	9
Cost of Shares Redeemed	(519)	(2,762)	(5,643)	(647)	—	—	(95)	(60)

Change in Net Assets from C Shares	(198)	(2,439)	(5,484)	(502)	—	—	3,090	374

Change in Net Assets from Capital Transactions	$(9,304)	$(50,222)	$(1,118)	$(12,260)	$5,056	$921	$225,394	$98,989

Share Transactions:
I Shares:
Issued	566	498	415	437	1,224	1,833	45,359	50,915
Reinvested	29	100	1	3	2	2	1,866	3,012
Redeemed	(1,543)	(5,383)	(498)	(1,643)	(714)	(1,737)	(19,450)	(40,485)

Change in I Shares	(948)	(4,785)	(82)	(1,203)	512	98	27,775	13,442

A Shares:(a)
Issued	72	44	550	—	6	—	847	150
Reinvested	3	8	2	—	1	2	12	5
Redeemed	(19)	(110)	(47)	(5)	—	(22)	(183)	(147)

Change in A Shares	56	(58)	505	(5)	7	(20)	676	8

C Shares:(a)
Issued	22	4	12	3	—	—	386	56
Reinvested	10	29	4	12	—	—	4	1
Redeemed	(51)	(280)	(548)	(66)	—	—	(11)	(7)

Change in C Shares	(19)	(247)	(532)	(51)	—	—	379	50

Change in Shares	(911)	(5,090)	(109)	(1,259)	519	78	28,830	13,500

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Maryland Municipal Bond Fund and North Carolina Tax-Exempt Bond Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Seix Global						Short-Term U.S.
	Strategy Fund		Seix High Yield Fund		Short-Term Bond Fund		Treasury Securities Fund
	04/01/09 -	09/08/08* -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(36)	$40	$46,983	$64,147	$6,101	$15,214	$469	$2,161
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	83	298	14,341	(111,315)	(2,944)	(3,389)	719	1,604
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(181)	49	149,757	(48,929)	19,521	(17,601)	(905)	(807)

Change in Net Assets from Operations	(134)	387	211,081	(96,097)	22,678	(5,776)	283	2,958

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(59)	(46,919)	(62,007)	(5,879)	(14,875)	(400)	(1,670)
A Shares	—	—	(904)	(1,603)	(43)	(131)	(56)	(349)
C Shares	—	—	—	—	(32)	(99)	(12)	(141)
R Shares(a)	—	—	(235)	(278)	—	—	—	—
Net Realized Gains:
I Shares	—	(61)	—	—	—	—	—	—
A Shares	—	—	—	—	—	—	—	—
C Shares	—	—	—	—	—	—	—	—
R Shares(a)	—	—	—	—	—	—	—	—

Total Dividends and Distributions	—	(120)	(48,058)	(63,888)	(5,954)	(15,105)	(468)	(2,160)

Change in Net Assets from Capital Transactions	(880)	10,160	354,205	280,871	83,940	(44,558)	(18,529)	9,806

Change in Net Assets	(1,014)	10,427	517,228	120,886	100,664	(65,439)	(18,714)	10,604

Net Assets:
Beginning of Period	10,427	—	809,619	688,733	332,464	397,903	85,659	75,055

End of Period	$9,413	$10,427	$1,326,847	$809,619	$433,128	$332,464	$66,945	$85,659

Accumulated Net Investment Income (Loss), End of Period	$(83)	$(47)	$(1,889)	$(814)	$169	$22	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Commencement of Operations.

(a)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Seix High Yield Fund and amounts prior to such date are disclosed as R Shares.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Seix Global						Short-Term U.S.
	Strategy Fund		Seix High Yield Fund		Short-Term Bond Fund		Treasury Securities Fund
	04/01/09 -	09/08/08* -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$1,248	$15,991	$515,725	$520,611	$119,442	$153,005	$5,114	$20,259
Dividends Reinvested	—	34	32,917	49,264	1,637	4,267	116	410
Cost of Shares Redeemed	(2,128)	(5,865)	(196,067)	(291,411)	(37,050)	(200,576)	(9,752)	(21,786)

Change in Net Assets from I Shares	(880)	10,160	352,575	278,464	84,029	(43,304)	(4,522)	(1,117)

A Shares:
Proceeds from Shares Issued	8	—	5,650	14,251	550	663	1,451	30,304
Dividends Reinvested	—	—	598	1,436	33	93	37	214
Cost of Shares Redeemed	(8)	—	(5,055)	(15,114)	(310)	(1,636)	(14,901)	(17,832)

Change in Net Assets from A Shares	—	—	1,193	573	273	(880)	(13,413)	12,686

C Shares:
Proceeds from Shares Issued	—	—	—	—	110	157	8	804
Dividends Reinvested	—	—	—	—	29	91	10	125
Cost of Shares Redeemed	—	—	—	—	(501)	(622)	(612)	(2,692)

Change in Net Assets from C Shares	—	—	—	—	(362)	(374)	(594)	(1,763)

R Shares:(a)
Proceeds from Shares Issued	—	—	539	2,236	—	—	—	—
Dividends Reinvested	—	—	81	117	—	—	—	—
Cost of Shares Redeemed	—	—	(183)	(519)	—	—	—	—

Change in Net Assets from R Shares	—	—	437	1,834	—	—	—	—

Change in Net Assets from Capital Transactions	$(880)	$10,160	$354,205	$280,871	$83,940	$(44,558)	$(18,529)	$9,806

Share Transactions:
I Shares:
Issued	118	1,561	60,830	62,079	12,365	15,955	497	1,986
Reinvested	—	3	3,817	5,831	169	447	11	40
Redeemed	(200)	(565)	(22,910)	(34,320)	(3,845)	(21,218)	(948)	(2,133)

Change in I Shares	(82)	999	41,737	33,590	8,689	(4,816)	(440)	(107)

A Shares:
Issued	1	—	687	1,908	57	68	141	2,971
Reinvested	—	—	71	171	3	10	4	21
Redeemed	(1)	—	(622)	(1,898)	(32)	(171)	(1,450)	(1,729)

Change in A Shares	—	—	136	181	28	(93)	(1,305)	1,263

C Shares:
Issued	—	—	—	—	11	16	1	79
Reinvested	—	—	—	—	3	10	1	12
Redeemed	—	—	—	—	(51)	(65)	(60)	(264)

Change in C Shares	—	—	—	—	(37)	(39)	(58)	(173)

R Shares:(a)
Issued	—	—	63	284	—	—	—	—
Reinvested	—	—	9	14	—	—	—	—
Redeemed	—	—	(21)	(56)	—	—	—	—

Change in R Shares	—	—	51	242	—	—	—	—

Change in Shares	(82)	999	41,924	34,013	8,680	(4,948)	(1,803)	983

Amounts designated as “—” are $0 or have been rounded to $0.

*	Commencement of Operations.

(a)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares for the Seix High Yield Fund and amounts prior to such date are disclosed as R Shares.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

							U.S. Government
					U.S. Government		Securities Ultra-Short
	Total Return Bond Fund		Ultra-Short Bond Fund		Securities Fund		Bond Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$13,711	$28,208	$820	$2,927	$2,597	$14,013	$3,549	$3,383
Net Realized Gain (Loss) from Investment, Swaps, Futures and Foreign Currency Transactions	5,783	3,981	(1,252)	(471)	10,658	14,621	142	249
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	18,962	3,974	3,065	(3,009)	(19,400)	7,137	1,598	(43)

Change in Net Assets from Operations	38,456	36,163	2,633	(553)	(6,145)	35,771	5,289	3,589

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(12,088)	(29,484)	(791)	(2,897)	(2,546)	(14,149)	(4,140)	(3,540)
A Shares	(36)	(15)	—	—	(28)	(88)	—	—
C Shares	—	—	—	—	(23)	(85)	—	—
R Shares(a)	(7)	(3)	—	—	—	—	—	—
Net Realized Gains:
I Shares	—	—	—	—	—	(1,046)	—	—
A Shares	—	—	—	—	—	(8)	—	—
C Shares	—	—	—	—	—	(9)	—	—
R Shares(a)	—	—	—	—	—	—	—	—

Total Dividends and Distributions	(12,131)	(29,502)	(791)	(2,897)	(2,597)	(15,385)	(4,140)	(3,540)

Change in Net Assets from Capital Transactions	71,619	(34,319)	4,142	(29,354)	(203,654)	(171,744)	392,961	27,722

Change in Net Assets	97,944	(27,658)	5,984	(32,804)	(212,396)	(151,358)	394,110	27,771

Net Assets:
Beginning of Period	603,102	630,760	55,088	87,892	348,330	499,688	90,675	62,904

End of Period	$701,046	$603,102	$61,072	$55,088	$135,934	$348,330	$484,785	$90,675

Accumulated Net Investment Income (Loss), End of Period	$(384)	$(1,964)	$54	$25	$378	$378	$(577)	$14

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Effective February 13, 2009, C Shares converted to R Shares for the Total Return Bond Fund and amounts prior to such date are disclosed as R Shares.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

							U.S. Government
					U.S. Government		Securities Ultra-Short
	Total Return Bond Fund		Ultra-Short Bond Fund		Securities Fund		Bond Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$195,436	$146,066	$33,563	$21,364	$15,051	$135,953	$430,494	$132,347
Dividends Reinvested	5,612	13,775	442	1,186	722	2,820	2,452	1,905
Cost of Shares Redeemed	(131,824)	(194,681)	(29,863)	(51,904)	(219,030)	(309,089)	(39,985)	(106,530)

Change in Net Assets from I Shares	69,224	(34,840)	4,142	(29,354)	(203,257)	(170,316)	392,961	27,722

A Shares:
Proceeds from Shares Issued	3,597	474	—	—	175	1,107	—	—
Dividends Reinvested	30	11	—	—	22	70	—	—
Cost of Shares Redeemed	(1,394)	(247)	—	—	(395)	(1,846)	—	—

Change in Net Assets from A Shares	2,233	238	—	—	(198)	(669)	—	—

C Shares:
Proceeds from Shares Issued	—	—	—	—	47	348	—	—
Dividends Reinvested	—	—	—	—	21	84	—	—
Cost of Shares Redeemed	—	—	—	—	(267)	(1,191)	—	—

Change in Net Assets from C Shares	—	—	—	—	(199)	(759)	—	—

R Shares:(a)
Proceeds from Shares Issued	229	316	—	—	—	—	—	—
Dividends Reinvested	7	3	—	—	—	—	—	—
Cost of Shares Redeemed	(74)	(36)	—	—	—	—	—	—

Change in Net Assets from R Shares	162	283	—	—	—	—	—	—

Change in Net Assets from Capital Transactions	$71,619	$(34,319)	$4,142	$(29,354)	$(203,654)	$(171,744)	$392,961	$27,722

Share Transactions:
I Shares:
Issued	18,671	14,428	3,446	2,178	1,384	12,641	42,659	13,258
Reinvested	534	1,376	45	123	67	262	243	191
Redeemed	(12,670)	(19,527)	(3,083)	(5,378)	(20,265)	(28,605)	(3,961)	(10,682)

Change in I Shares	6,535	(3,723)	408	(3,077)	(18,814)	(15,702)	38,941	2,767

A Shares:
Issued	336	45	—	—	17	102	—	—
Reinvested	3	1	—	—	2	6	—	—
Redeemed	(130)	(24)	—	—	(37)	(172)	—	—

Change in A Shares	209	22	—	—	(18)	(64)	—	—

C Shares:
Issued	—	—	—	—	4	31	—	—
Reinvested	—	—	—	—	2	8	—	—
Redeemed	—	—	—	—	(25)	(110)	—	—

Change in C Shares	—	—	—	—	(19)	(71)	—	—

R Shares:(a)
Issued	22	32	—	—	—	—	—	—
Reinvested	1	—	—	—	—	—	—	—
Redeemed	(7)	(4)	—	—	—	—	—	—

Change in R Shares	16	28	—	—	—	—	—	—

Change in Shares	6,760	(3,673)	408	(3,077)	(18,851)	(15,837)	38,941	2,767

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Effective February 13, 2009, C Shares converted to R Shares for the Total Return Bond Fund and amounts prior to such date are disclosed as R Shares.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Virginia Intermediate		Prime Quality		Tax-Exempt		U.S. Government Securities
	Municipal Bond Fund		Money Market Fund		Money Market Fund		Money Market Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$3,770	$7,384	$2,323	$133,978	$995	$23,460	$460	$20,876
Net Realized Gain (Loss) from Investment Transactions	527	407	—	(2,237)	(61)	39	—	(11)
Net Change in Unrealized Appreciation/Depreciation on Investments	6,450	1,349	—	—	—	—	—	—

Change in Net Assets from Operations	10,747	9,140	2,323	131,741	934	23,499	460	20,865

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(3,378)	(7,062)	(1,986)	(54,927)	(966)	(18,169)	(432)	(17,574)
A Shares(a)	(157)	(248)	(336)	(79,009)	(29)	(5,291)	(28)	(3,302)
C Shares(a)	(21)	(74)	—	(43)	—	—	—	—
Net Realized Gains:
I Shares	—	—	—	—	—	—	—	—
A Shares(a)	—	—	—	—	—	—	—	—
C Shares(a)	—	—	—	—	—	—	—	—

Total Dividends and Distributions	(3,556)	(7,384)	(2,322)	(133,979)	(995)	(23,460)	(460)	(20,876)

Change in Net Assets from Capital Transactions	12,780	(23,510)	(1,766,178)	(3,086,726)	(111,942)	(236,408)	(106,442)	(1,218,461)

Change in Net Assets	19,971	(21,754)	(1,766,177)	(3,088,964)	(112,003)	(236,369)	(106,442)	(1,218,472)

Net Assets:
Beginning of Period	192,086	213,840	7,273,294	10,362,258	1,927,536	2,163,905	1,223,472	2,441,944

End of Period	$212,057	$192,086	$5,507,117	$7,273,294	$1,815,533	$1,927,536	$1,117,030	$1,223,472

Accumulated Net Investment Income (Loss), End of Period	$192	$(22)	$33	$32	$31	$31	$(7)	$(7)

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Virginia Intermediate Municipal Bond Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Virginia Intermediate		Prime Quality		Tax-Exempt		U.S. Government Securities
	Municipal Bond Fund		Money Market Fund		Money Market Fund		Money Market Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$28,690	$32,923	$1,153,377	$3,429,318	$710,436	$1,956,240	$450,391	$1,037,897
Dividends Reinvested	53	157	275	6,464	—	8	4	96
Cost of Shares Redeemed	(17,185)	(57,330)	(1,943,982)	(3,820,825)	(692,486)	(1,961,208)	(430,845)	(2,267,104)

Change in Net Assets from I Shares	11,558	(24,250)	(790,330)	(385,043)	17,950	(4,960)	19,550	(1,229,111)

A Shares:(a)
Proceeds from Shares Issued	4,251	1,775	237,082	1,122,176	87,248	454,595	67,248	367,755
Dividends Reinvested	89	146	336	78,978	29	5,291	28	3,302
Cost of Shares Redeemed	(502)	(642)	(1,213,049)	(3,900,955)	(217,169)	(691,334)	(193,268)	(360,407)

Change in Net Assets from A Shares	3,838	1,279	(975,631)	(2,699,801)	(129,892)	(231,448)	(125,992)	10,650

C Shares:(a)
Proceeds from Shares Issued	5	115	13	724	—	—	—	—
Dividends Reinvested	14	51	—	38	—	—	—	—
Cost of Shares Redeemed	(2,635)	(705)	(230)	(2,644)	—	—	—	—

Change in Net Assets from C Shares	(2,616)	(539)	(217)	(1,882)	—	—	—	—

Change in Net Assets from Capital Transactions	$12,780	$(23,510)	$(1,766,178)	$(3,086,726)	$(111,942)	$(236,408)	$(106,442)	$(1,218,461)

Share Transactions:
I Shares:
Issued	2,771	3,256	1,153,377	3,429,318	710,436	1,956,240	450,391	1,037,897
Reinvested	5	16	275	6,464	—	8	4	96
Redeemed	(1,661)	(5,744)	(1,943,982)	(3,820,825)	(692,486)	(1,961,208)	(430,845)	(2,267,104)

Change in I Shares	1,115	(2,472)	(790,330)	(385,043)	17,950	(4,960)	19,550	(1,229,111)

A Shares:(a)
Issued	411	177	237,082	1,122,176	87,248	454,595	67,248	367,755
Reinvested	9	14	336	78,978	29	5,291	28	3,302
Redeemed	(49)	(63)	(1,213,049)	(3,900,955)	(217,169)	(691,334)	(193,268)	(360,407)

Change in A Shares	371	128	(975,631)	(2,699,801)	(129,892)	(231,448)	(125,992)	10,650

C Shares:(a)
Issued	1	12	13	724	—	—	—	—
Reinvested	1	5	—	38	—	—	—	—
Redeemed	(255)	(71)	(230)	(2,644)	—	—	—	—

Change in C Shares	(253)	(54)	(217)	(1,882)	—	—	—	—

Change in Shares	1,233	(2,398)	(1,766,178)	(3,086,726)	(111,942)	(236,408)	(106,442)	(1,218,461)

(a)	Effective at the close of business on July 31, 2009, C Shares converted into A Shares for the Virginia Intermediate Municipal Bond Fund and C Shares were no longer offered.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Treasury		Virginia Tax-Free
	Money Market Fund		Money Market Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$380	$10,525	$149	$7,536
Net Realized Gain (Loss) from Investment Transactions	—	17	50	179

Change in Net Assets from Operations	380	10,542	199	7,715

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(358)	(9,740)	(129)	(3,301)
A Shares	(22)	(785)	(20)	(4,235)

Total Dividends and Distributions	(380)	(10,525)	(149)	(7,536)

Change in Net Assets from Capital Transactions	(481,453)	268,873	(99,166)	(273,120)

Change in Net Assets	(481,453)	268,890	(99,116)	(272,941)

Net Assets:
Beginning of Period	1,500,684	1,231,794	440,238	713,179

End of Period	$1,019,231	$1,500,684	$341,122	$440,238

Accumulated Net Investment Income (Loss), End of Period	$80	$80	$112	$112

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Treasury		Virginia Tax-Free
	Money Market Fund		Money Market Fund
	04/01/09 -	04/01/08 -	04/01/09 -	04/01/08 -
	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$339,053	$2,518,636	$117,649	$377,366
Dividends Reinvested	8	112	17	586
Cost of Shares Redeemed	(747,088)	(2,410,700)	(137,970)	(470,414)

Change in Net Assets from I Shares	(408,027)	108,048	(20,304)	(92,462)

A Shares:
Proceeds from Shares Issued	103,187	1,054,362	92,747	363,635
Dividends Reinvested	22	785	20	4,232
Cost of Shares Redeemed	(176,635)	(894,322)	(171,629)	(548,525)

Change in Net Assets from A Shares	(73,426)	160,825	(78,862)	(180,658)

Change in Net Assets from Capital Transactions	$(481,453)	$268,873	$(99,166)	$(273,120)

Share Transactions:
I Shares:
Issued	339,053	2,518,636	117,649	377,366
Reinvested	8	112	17	586
Redeemed	(747,088)	(2,410,700)	(137,970)	(470,414)

Change in I Shares	(408,027)	108,048	(20,304)	(92,462)

A Shares:
Issued	103,187	1,054,362	92,747	363,635
Reinvested	22	785	20	4,232
Redeemed	(176,635)	(894,322)	(171,629)	(548,525)

Change in A Shares	(73,426)	160,825	(78,862)	(180,658)

Change in Shares	(481,453)	268,873	(99,166)	(273,120)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
														Ratio of	Expenses to
				Net									Ratio of	Net	Average
				Realized									Net	Investment	Net Assets
				and				Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Corporate Bond Fund(4)
I Shares
Six Months Ended September 30, 2009∧	$8.53	$0.23		$1.01	$1.24	$(0.23)	$—	$—	$(0.23)	$9.54	14.63%	$150,625	0.49%	4.99%	0.49%	42%
Year Ended March 31, 2009	9.60	0.49	(a)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	(4.10)	39,881	0.73	5.29	0.74	357
Year Ended March 31, 2008	9.88	0.60	(a)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
Period Ended March 31, 2005†	9.81	0.39	(a)	0.49	0.88	(0.39)	—	(0.06)	(0.45)	10.24	9.10	196,921	0.86	4.55	0.96	305
Year Ended May 31, 2004	9.99	0.55	(a)	(0.14)	0.41	(0.53)	—	(0.06)	(0.59)	9.81	4.15	98,570	0.90	5.53	1.00	95
A Shares
Six Months Ended September 30, 2009∧	8.57	0.21		1.02	1.23	(0.21)	—	—	(0.21)	9.59	14.51	4,223	0.78	4.63	0.78	42
Year Ended March 31, 2009	9.64	0.45	(a)	(0.85)	(0.40)	(0.67)	—	—	(0.67)	8.57	(4.37)	2,181	1.03	4.96	1.03	357
Year Ended March 31, 2008	9.92	0.57	(a)	(0.27)	0.30	(0.58)	—	—	(0.58)	9.64	3.10	1,226	0.99	5.84	1.00	439
Year Ended March 31, 2007	9.68	0.49	(a)	0.30	0.79	(0.39)	(0.16)	—	(0.55)	9.92	8.31	1,144	1.01	5.10	1.03	397
Year Ended March 31, 2006	10.27	0.41	(a)	(0.41)	—	(0.41)	—	(0.18)	(0.59)	9.68	(0.01)	1,740	1.10	4.08	1.16	317
Period Ended March 31, 2005†	9.82	0.39	(a)	0.49	0.88	(0.37)	—	(0.06)	(0.43)	10.27	9.04	3,795	1.15	4.59	1.37	305
Period Ended May 31, 2004	9.93	0.33	(a)	(0.07)	0.26	(0.31)	—	(0.06)	(0.37)	9.82	2.59	4,181	1.15	5.15	1.60	95
C Shares
Six Months Ended September 30, 2009∧	8.53	0.18		1.01	1.19	(0.18)	—	—	(0.18)	9.54	14.07	19,534	1.49	4.00	1.49	42
Year Ended March 31, 2009	9.61	0.40	(a)	(0.87)	(0.47)	(0.61)	—	—	(0.61)	8.53	(5.16)	18,171	1.73	4.32	1.74	357
Year Ended March 31, 2008	9.88	0.50	(a)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	2.50	24,777	1.70	5.17	1.71	439
Year Ended March 31, 2007	9.65	0.43	(a)	0.28	0.71	(0.34)	(0.14)	—	(0.48)	9.88	7.48	32,864	1.71	4.43	1.73	397
Year Ended March 31, 2006	10.24	0.35	(a)	(0.41)	(0.06)	(0.35)	—	(0.18)	(0.53)	9.65	(0.57)	46,679	1.63	3.53	1.83	317
Period Ended March 31, 2005†	9.81	0.37	(a)	0.46	0.83	(0.34)	—	(0.06)	(0.40)	10.24	8.60	79,792	1.42	4.34	1.98	305
Year Ended May 31, 2004	9.99	0.50	(a)	(0.14)	0.36	(0.48)	—	(0.06)	(0.54)	9.81	3.59	117,216	1.43	4.98	2.03	95
Georgia Tax-Exempt Bond Fund
I Shares
Six Months Ended September 30, 2009∧	9.81	0.19		0.65	0.84	(0.19)	—	—	(0.19)	10.46	8.71	192,264	0.60	3.95	0.61	23
Year Ended March 31, 2009∧∧	9.95	0.37		(0.14)	0.23	(0.37)	—	—	(0.37)	9.81	2.43	163,761	0.67	3.82	0.68	63
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	—	(0.36)	9.95	0.60	169,453	0.59	3.83	0.60	30
Year Ended March 31, 2007	10.16	0.37		0.13	0.50	(0.40)	—	(0.01)	(0.41)	10.25	4.95	142,485	0.60	3.71	0.60	61
Year Ended March 31, 2006	10.21	0.36	(a)	(0.04)	0.32	(0.36)	—	(0.01)	(0.37)	10.16	3.19	115,929	0.64	3.53	0.66	43
Period Ended March 31, 2005†	10.24	0.28		0.20	0.48	(0.27)	—	(0.24)	(0.51)	10.21	4.73	96,503	0.67	3.31	0.71	52
Year Ended May 31, 2004	10.89	0.34	(a)	(0.58)	(0.24)	(0.34)	—	(0.07)	(0.41)	10.24	(2.18)	98,113	0.71	3.26	0.76	100
A Shares
Six Months Ended September 30, 2009∧	9.83	0.18		0.65	0.83	(0.19)	—	—	(0.19)	10.47	8.50	6,202	0.76	3.67	0.76	23
Year Ended March 31, 2009	9.97	0.37		(0.15)	0.22	(0.36)	—	—	(0.36)	9.83	2.27	2,747	0.82	3.66	0.83	63
Year Ended March 31, 2008	10.26	0.38		(0.32)	0.06	(0.35)	—	—	(0.35)	9.97	0.54	4,164	0.74	3.63	0.75	30
Year Ended March 31, 2007	10.18	0.35		0.12	0.47	(0.38)	—	(0.01)	(0.39)	10.26	4.68	3,592	0.75	3.56	0.75	61
Year Ended March 31, 2006	10.22	0.35	(a)	(0.03)	0.32	(0.35)	—	(0.01)	(0.36)	10.18	3.12	3,711	0.79	3.38	0.81	43
Period Ended March 31, 2005†	10.25	0.27		0.20	0.47	(0.26)	—	(0.24)	(0.50)	10.22	4.57	2,660	0.86	3.12	0.99	52
Year Ended May 31, 2004	10.90	0.32	(a)	(0.58)	(0.26)	(0.32)	—	(0.07)	(0.39)	10.25	(2.39)	2,735	0.92	3.06	1.36	100

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
High Grade Municipal Bond Fund
I Shares
Six Months Ended September 30, 2009∧	$10.49	$0.21		$0.84	$1.05	$(0.21)	$—	$(0.21)	$11.33	10.09%	$66,117	0.64%	3.83%	0.65%	73%
Year Ended March 31, 2009	10.80	0.38		(0.31)	0.07	(0.38)	—	(0.38)	10.49	0.72	74,586	0.62	3.57	0.62	209
Year Ended March 31, 2008	10.92	0.37		(0.09)	0.28	(0.37)	(0.03)	(0.40)	10.80	2.58	173,975	0.66	3.40	0.66	183
Year Ended March 31, 2007	10.82	0.37		0.12	0.49	(0.37)	(0.02)	(0.39)	10.92	4.54	163,707	0.60	3.37	0.61	128
Year Ended March 31, 2006	10.90	0.34		(0.03)	0.31	(0.34)	(0.05)	(0.39)	10.82	2.90	165,341	0.63	3.13	0.65	90
Period Ended March 31, 2005†	10.93	0.26		0.10	0.36	(0.26)	(0.13)	(0.39)	10.90	3.31	157,500	0.67	2.84	0.71	66
Year Ended May 31, 2004	11.69	0.32	(a)	(0.56)	(0.24)	(0.32)	(0.20)	(0.52)	10.93	(2.07)	165,065	0.71	2.82	0.75	56
A Shares
Six Months Ended September 30, 2009∧	10.49	0.20		0.85	1.05	(0.20)	—	(0.20)	11.34	10.10	6,026	0.80	3.60	0.80	73
Year Ended March 31, 2009	10.80	0.37		(0.31)	0.06	(0.37)	—	(0.37)	10.49	0.56	1,900	0.78	3.47	0.78	209
Year Ended March 31, 2008	10.93	0.35		(0.10)	0.25	(0.35)	(0.03)	(0.38)	10.80	2.33	2,442	0.81	3.26	0.81	183
Year Ended March 31, 2007	10.83	0.35		0.12	0.47	(0.35)	(0.02)	(0.37)	10.93	4.38	2,844	0.75	3.23	0.76	128
Year Ended March 31, 2006	10.91	0.33		(0.03)	0.30	(0.33)	(0.05)	(0.38)	10.83	2.73	5,077	0.80	2.98	0.81	90
Period Ended March 31, 2005†	10.93	0.25		0.11	0.36	(0.25)	(0.13)	(0.38)	10.91	3.24	6,129	0.86	2.65	0.94	66
Year Ended May 31, 2004	11.69	0.30	(a)	(0.56)	(0.26)	(0.30)	(0.20)	(0.50)	10.93	(2.28)	5,906	0.92	2.62	1.13	56
High Income Fund(4)
I Shares
Six Months Ended September 30, 2009∧	4.67	0.28		1.36	1.64	(0.27)	—	(0.27)	6.04	35.66	53,080	0.69	9.71	0.75	366
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	(0.53)	4.67	(19.40)	23,995	0.70	9.67	0.76	368
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
Period Ended March 31, 2005†	7.38	0.46		0.21	0.67	(0.46)	(0.21)	(0.67)	7.38	9.31	51,318	0.73	7.47	0.87	191
Year Ended May 31, 2004	7.16	0.62	(a)	0.22	0.84	(0.62)	—	(0.62)	7.38	11.94	71,314	0.76	8.27	0.91	49
A Shares
Six Months Ended September 30, 2009∧	4.68	0.27		1.35	1.62	(0.26)	—	(0.26)	6.04	35.16	1,555	0.98	9.37	1.05	366
Year Ended March 31, 2009	6.41	0.52		(1.74)	(1.22)	(0.51)	—	(0.51)	4.68	(19.60)	860	0.99	8.33	1.04	368
Year Ended March 31, 2008	7.37	0.55		(0.82)	(0.27)	(0.56)	(0.13)	(0.69)	6.41	(3.96)	847	1.00	7.95	1.02	403
Year Ended March 31, 2007	6.98	0.56		0.39	0.95	(0.56)	—	(0.56)	7.37	14.22	498	1.00	7.86	1.01	379
Year Ended March 31, 2006	7.39	0.53		(0.03)	0.50	(0.53)	(0.38)	(0.91)	6.98	7.20	403	1.03	7.36	1.13	208
Period Ended March 31, 2005†	7.38	0.44		0.22	0.66	(0.44)	(0.21)	(0.65)	7.39	9.17	739	1.03	7.34	1.39	191
Period Ended May 31, 2004	7.39	0.35	(a)	(0.01)	0.34	(0.35)	—	(0.35)	7.38	4.61	1,508	1.10	7.80	1.88	49
R Shares#
Six Months Ended September 30, 2009∧	4.67	0.25		1.36	1.61	(0.24)	—	(0.24)	6.04	35.11	15,233	1.51	8.94	1.58	366
Year Ended March 31, 2009	6.40	0.49		(1.74)	(1.25)	(0.48)	—	(0.48)	4.67	(20.20)	12,249	1.70	8.54	1.76	368
Year Ended March 31, 2008	7.36	0.50		(0.82)	(0.32)	(0.51)	(0.13)	(0.64)	6.40	(4.63)	20,546	1.71	7.24	1.72	403
Year Ended March 31, 2007	6.97	0.51		0.39	0.90	(0.51)	—	(0.51)	7.36	13.45	28,862	1.70	7.11	1.71	379
Year Ended March 31, 2006	7.38	0.49		(0.03)	0.46	(0.49)	(0.38)	(0.87)	6.97	6.57	36,062	1.62	6.78	1.83	208
Period Ended March 31, 2005†	7.38	0.42		0.21	0.63	(0.42)	(0.21)	(0.63)	7.38	8.69	52,847	1.40	6.78	1.88	191
Year Ended May 31, 2004	7.16	0.57	(a)	0.22	0.79	(0.57)	—	(0.57)	7.38	11.23	75,693	1.40	7.62	1.98	49

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Intermediate Bond Fund(4)
I Shares
Six Months Ended September 30, 2009∧	$10.27	$0.19		$0.26	$0.45	$(0.16)	$—	$(0.16)	$10.56	4.43%	$1,507,584	0.29%	3.61%	0.29%	57%
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	(0.23)	(0.69)	10.27	6.83	1,071,496	0.29	4.24	0.29	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
Period Ended March 31, 2005	10.37	0.14		(0.21)	(0.07)	(0.14)	(0.08)	(0.22)	10.08	(0.75)	47,981	0.29	3.25	0.29	94
Year Ended October 31, 2004††	10.23	0.34		0.14	0.48	(0.34)	—	(0.34)	10.37	4.73	35,848	0.45	3.25	0.59	130
A Shares
Six Months Ended September 30, 2009∧	10.27	0.17		0.27	0.44	(0.15)	—	(0.15)	10.56	4.30	7,216	0.53	3.29	0.53	57
Year Ended March 31, 2009	10.29	0.41		0.23	0.64	(0.43)	(0.23)	(0.66)	10.27	6.54	2,624	0.54	3.89	0.54	217
Year Ended March 31, 2008	9.95	0.47		0.34	0.81	(0.46)	(0.01)	(0.47)	10.29	8.39	736	0.55	4.60	0.55	254
Year Ended March 31, 2007	9.85	0.44	(a)	0.10	0.54	(0.44)	—	(0.44)	9.95	5.62	105	0.58	4.72	0.58	225
Year Ended March 31, 2006	10.08	0.39		(0.25)	0.14	(0.36)	(0.01)	(0.37)	9.85	1.39	4	0.56	3.83	0.57	154
Period Ended March 31, 2005	10.36	0.13		(0.21)	(0.08)	(0.12)	(0.08)	(0.20)	10.08	(0.82)	1	0.63	2.84	0.63	94
Period Ended October 31, 2004††	10.32	0.02		0.04	0.06	(0.02)	—	(0.02)	10.36	0.53	1	0.71	2.58	0.71	130
R Shares
Six Months Ended September 30, 2009∧	10.27	0.16		0.27	0.43	(0.14)	—	(0.14)	10.56	4.17	1,612	0.78	3.02	0.79	57
Year Ended March 31, 2009##	10.29	0.36		0.22	0.58	(0.37)	(0.23)	(0.60)	10.27	5.84	543	1.02	3.33	1.02	217
Period from January 18, 2008 through March 31, 2008*	10.32	0.07		(0.03)	0.04	(0.07)	—	(0.07)	10.29	0.40	9	1.28	3.62	1.28	254
Period from April 1, 2007 through October 15, 2007*	9.95	0.21		0.01	0.22	(0.21)	—	(0.21)	9.96	2.21	1	1.43	3.86	1.43	254
Year Ended March 31, 2007	9.85	0.36	(a)	0.12	0.48	(0.38)	—	(0.38)	9.95	4.92	1	1.31	3.61	1.31	225
Year Ended March 31, 2006	10.08	0.28		(0.21)	0.07	(0.29)	(0.01)	(0.30)	9.85	0.74	68	1.24	2.86	1.25	154
Period Ended March 31, 2005	10.36	0.11		(0.21)	(0.10)	(0.10)	(0.08)	(0.18)	10.08	(0.96)	1	0.91	2.47	1.36	94
Period Ended October 31, 2004††	10.32	0.01		0.04	0.05	(0.01)	—	(0.01)	10.36	0.51	1	1.00	2.22	1.41	130
Investment Grade Bond Fund
I Shares
Six Months Ended September 30, 2009∧	10.93	0.23		0.52	0.75	(0.21)	—	(0.21)	11.47	6.88	425,293	0.56	4.14	0.56	53
Year Ended March 31, 2009	10.74	0.46		0.24	0.70	(0.51)	—	(0.51)	10.93	6.78	389,205	0.56	4.38	0.56	208
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42		(0.11)	0.31	(0.42)	—	(0.42)	10.40	2.94	480,024	0.65	3.91	0.65	171
Period Ended March 31, 2005†	10.31	0.29		0.19	0.48	(0.28)	—	(0.28)	10.51	4.71	602,995	0.78	3.31	0.80	268
Year Ended May 31, 2004	10.94	0.35	(a)	(0.60)	(0.25)	(0.38)	—	(0.38)	10.31	(2.31)	578,345	0.82	3.29	0.84	119
A Shares
Six Months Ended September 30, 2009∧	10.93	0.21		0.52	0.73	(0.19)	—	(0.19)	11.47	6.71	26,720	0.88	3.84	0.88	53
Year Ended March 31, 2009	10.74	0.43		0.24	0.67	(0.48)	—	(0.48)	10.93	6.46	25,996	0.86	4.10	0.86	208
Year Ended March 31, 2008	10.49	0.47		0.26	0.73	(0.48)	—	(0.48)	10.74	7.15	14,495	0.86	4.54	0.86	227
Year Ended March 31, 2007	10.40	0.46		0.10	0.56	(0.47)	—	(0.47)	10.49	5.48	16,526	0.85	4.40	0.85	240
Year Ended March 31, 2006	10.50	0.38		(0.10)	0.28	(0.38)	—	(0.38)	10.40	2.69	20,210	1.00	3.57	1.00	171
Period Ended March 31, 2005†	10.31	0.26		0.18	0.44	(0.25)	—	(0.25)	10.50	4.24	23,687	1.21	2.90	1.26	268
Year Ended May 31, 2004	10.94	0.31	(a)	(0.60)	(0.29)	(0.34)	—	(0.34)	10.31	(2.70)	31,263	1.22	2.90	1.38	119
R Shares#
Six Months Ended September 30, 2009∧	10.93	0.20		0.51	0.71	(0.16)	—	(0.16)	11.48	6.53	14,030	1.38	3.30	1.38	53
Year Ended March 31, 2009	10.75	0.37		0.22	0.59	(0.41)	—	(0.41)	10.93	5.62	11,268	1.55	3.37	1.55	208
Year Ended March 31, 2008	10.50	0.40		0.26	0.66	(0.41)	—	(0.41)	10.75	6.40	7,709	1.56	3.83	1.56	227
Year Ended March 31, 2007	10.40	0.38		0.11	0.49	(0.39)	—	(0.39)	10.50	4.84	9,024	1.55	3.69	1.55	240
Year Ended March 31, 2006	10.51	0.31		(0.11)	0.20	(0.31)	—	(0.31)	10.40	1.94	13,580	1.63	2.93	1.66	171
Period Ended March 31, 2005†	10.31	0.21		0.19	0.40	(0.20)	—	(0.20)	10.51	3.90	17,923	1.71	2.39	1.84	268
Year Ended May 31, 2004	10.95	0.25	(a)	(0.60)	(0.35)	(0.29)	—	(0.29)	10.31	(3.27)	24,327	1.71	2.40	2.00	119

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Investment Grade Tax-Exempt Bond Fund
I Shares
Six Months Ended September 30, 2009∧	$11.60	$0.20		$0.73	$0.93	$(0.20)	$—	$(0.20)	$12.33	8.07%	$1,018,407	0.54%	3.32%	0.55%	83%
Year Ended March 31, 2009	11.59	0.38		0.08	0.46	(0.38)	(0.07)	(0.45)	11.60	4.12	817,297	0.54	3.30	0.55	221
Year Ended March 31, 2008	11.47	0.38		0.15	0.53	(0.38)	(0.03)	(0.41)	11.59	4.73	546,323	0.57	3.32	0.57	189
Year Ended March 31, 2007	11.38	0.38		0.12	0.50	(0.37)	(0.04)	(0.41)	11.47	4.51	410,473	0.55	3.28	0.55	214
Year Ended March 31, 2006	11.45	0.33		0.01	0.34	(0.33)	(0.08)	(0.41)	11.38	2.92	300,986	0.64	2.84	0.64	237
Period Ended March 31, 2005†	11.44	0.23		0.20	0.43	(0.24)	(0.18)	(0.42)	11.45	3.74	259,542	0.77	2.36	0.80	178
Year Ended May 31, 2004	12.01	0.27	(a)	(0.32)	(0.05)	(0.27)	(0.25)	(0.52)	11.44	(0.45)	205,266	0.81	2.33	0.84	242
A Shares
Six Months Ended September 30, 2009∧	11.61	0.18		0.73	0.91	(0.18)	—	(0.18)	12.34	7.91	22,689	0.84	2.98	0.84	83
Year Ended March 31, 2009	11.60	0.34		0.08	0.42	(0.34)	(0.07)	(0.41)	11.61	3.81	13,819	0.84	2.97	0.84	221
Year Ended March 31, 2008	11.48	0.35		0.15	0.50	(0.35)	(0.03)	(0.38)	11.60	4.41	10,869	0.87	3.02	0.87	189
Year Ended March 31, 2007	11.39	0.34		0.13	0.47	(0.34)	(0.04)	(0.38)	11.48	4.20	11,723	0.85	2.97	0.85	214
Year Ended March 31, 2006	11.46	0.29		0.01	0.30	(0.29)	(0.08)	(0.37)	11.39	2.57	16,182	0.99	2.49	0.99	237
Period Ended March 31, 2005†	11.46	0.19		0.19	0.38	(0.20)	(0.18)	(0.38)	11.46	3.28	17,430	1.20	1.93	1.26	178
Year Ended May 31, 2004	12.03	0.23	(a)	(0.33)	(0.10)	(0.22)	(0.25)	(0.47)	11.46	(0.85)	19,086	1.22	1.92	1.36	242
Limited Duration Fund
I Shares
Six Months Ended September 30, 2009∧	9.52	0.04		0.13	0.17	(0.04)	—	(0.04)	9.65	1.76	25,419	0.22	0.82	0.22	70
Year Ended March 31, 2009	9.87	0.23		(0.37)	(0.14)	(0.21)	—	(0.21)	9.52	(1.38)	30,826	0.19	2.43	0.19	44
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94
Period Ended March 31, 2005	9.98	0.08		—	0.08	(0.08)	—	(0.08)	9.98	0.84	83,315	0.16	2.12	0.16	12
Year Ended October 31, 2004††	9.98	0.11		—	0.11	(0.11)	—	(0.11)	9.98	1.09	129,259	0.20	1.04	0.26	101
Limited-Term Federal Mortgage Securities Fund
I Shares
Six Months Ended September 30, 2009∧	10.19	0.20		0.11	0.31	(0.20)	—	(0.20)	10.30	3.09	29,813	0.62	3.92	0.62	137
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	(0.46)	10.19	7.48	39,135	0.60	4.34	0.60	337
Year Ended March 31, 2008	9.94	0.46	(a)	0.03	0.49	(0.50)	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
Year Ended March 31, 2007	9.88	0.43	(a)	0.09	0.52	(0.46)	—	(0.46)	9.94	5.33	422,749	0.55	4.32	0.55	90
Year Ended March 31, 2006	10.09	0.35		(0.15)	0.20	(0.41)	—	(0.41)	9.88	2.04	369,991	0.61	3.41	0.63	81
Period Ended March 31, 2005†	10.18	0.31		(0.08)	0.23	(0.32)	—	(0.32)	10.09	2.26	407,543	0.66	3.60	0.71	41
Year Ended May 31, 2004	10.59	0.24	(a)	(0.36)	(0.12)	(0.29)	—	(0.29)	10.18	(1.10)	435,446	0.70	2.32	0.75	146
A Shares
Six Months Ended September 30, 2009∧	10.17	0.19		0.11	0.30	(0.19)	—	(0.19)	10.28	2.99	2,744	0.83	3.72	0.83	137
Year Ended March 31, 2009	9.91	0.41		0.29	0.70	(0.44)	—	(0.44)	10.17	7.29	2,143	0.81	4.14	0.81	337
Year Ended March 31, 2008	9.92	0.44	(a)	0.03	0.47	(0.48)	—	(0.48)	9.91	4.88	2,670	0.78	4.46	0.78	154
Year Ended March 31, 2007	9.87	0.41	(a)	0.08	0.49	(0.44)	—	(0.44)	9.92	5.03	3,540	0.75	4.12	0.75	90
Year Ended March 31, 2006	10.07	0.30		(0.11)	0.19	(0.39)	—	(0.39)	9.87	1.93	4,398	0.83	3.21	0.85	81
Period Ended March 31, 2005†	10.16	0.29		(0.08)	0.21	(0.30)	—	(0.30)	10.07	2.07	5,854	0.90	3.47	1.00	41
Year Ended May 31, 2004	10.57	0.21	(a)	(0.35)	(0.14)	(0.27)	—	(0.27)	10.16	(1.36)	9,495	0.96	2.06	1.17	146

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Limited-Term Federal Mortgage Securities Fund
C Shares
Six Months Ended September 30, 2009∧	$10.19	$0.15		$0.11	$0.26	$(0.15)	$—	$(0.15)	$10.30	2.58%	$8,453	1.62%	2.92%	1.63%	137%
Year Ended March 31, 2009	9.93	0.33		0.29	0.62	(0.36)	—	(0.36)	10.19	6.42	8,556	1.60	3.33	1.60	337
Year Ended March 31, 2008	9.94	0.36	(a)	0.03	0.39	(0.40)	—	(0.40)	9.93	4.04	10,798	1.58	3.65	1.59	154
Year Ended March 31, 2007	9.89	0.33	(a)	0.08	0.41	(0.36)	—	(0.36)	9.94	4.18	14,530	1.55	3.30	1.55	90
Year Ended March 31, 2006	10.10	0.23		(0.12)	0.11	(0.32)	—	(0.32)	9.89	1.14	20,112	1.50	2.54	1.65	81
Period Ended March 31, 2005†	10.18	0.25		(0.07)	0.18	(0.26)	—	(0.26)	10.10	1.81	34,924	1.31	3.04	1.74	41
Year Ended May 31, 2004	10.59	0.17	(a)	(0.35)	(0.18)	(0.23)	—	(0.23)	10.18	(1.71)	70,000	1.31	1.68	1.82	146
Maryland Municipal Bond Fund(4)
I Shares
Six Months Ended September 30, 2009∧	10.04	0.19		0.63	0.82	(0.19)	—	(0.19)	10.67	8.23	26,822	0.64	3.65	0.64	17
Year Ended March 31, 2009	10.04	0.37		—	0.37	(0.37)	—	(0.37)	10.04	3.79	26,064	0.63	3.71	0.63	26
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	(0.01)	(0.38)	10.04	2.07	38,138	0.62	3.66	0.62	23
Year Ended March 31, 2007	10.14	0.38	(a)	0.11	0.49	(0.38)	(0.04)	(0.42)	10.21	4.93	29,513	0.63	3.75	0.63	57
Year Ended March 31, 2006	10.27	0.38		(0.04)	0.34	(0.38)	(0.09)	(0.47)	10.14	3.34	32,699	0.66	3.68	0.68	55
Period Ended March 31, 2005†	10.27	0.30		0.10	0.40	(0.31)	(0.09)	(0.40)	10.27	3.87	31,046	0.64	3.49	0.72	30
Year Ended May 31, 2004	10.94	0.36	(a)	(0.47)	(0.11)	(0.36)	(0.20)	(0.56)	10.27	(1.06)	29,735	0.72	3.39	0.80	15
A Shares
Six Months Ended September 30, 2009(b)∧	10.29	0.06		0.38	0.44	(0.06)	—	(0.06)	10.67	4.30	5,390	0.81	3.43	0.81	17
Period Ended March 31, 2009(c)	10.05	0.27		(0.25)	0.02	(0.27)	—	(0.27)	9.80	0.22	—	0.78	3.58	0.78	26
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	(0.01)	(0.37)	10.05	1.91	45	0.79	3.65	0.79	23
Year Ended March 31, 2007	10.15	0.38	(a)	0.10	0.48	(0.37)	(0.04)	(0.41)	10.22	4.77	45	0.78	3.69	0.78	57
Period Ended March 31, 2006	10.32	0.30		(0.07)	0.23	(0.31)	(0.09)	(0.40)	10.15	2.25	502	0.77	3.54	0.78	55
North Carolina Tax-Exempt Bond Fund(4)
I Shares
Six Months Ended September 30, 2009∧	9.63	0.19		0.68	0.87	(0.19)	—	(0.19)	10.31	9.12	52,014	0.62	3.82	0.62	35
Year Ended March 31, 2009	9.71	0.35		(0.08)	0.27	(0.35)	—	(0.35)	9.63	2.88	43,660	0.61	3.66	0.61	74
Year Ended March 31, 2008	10.05	0.37		(0.34)	0.03	(0.37)	—	(0.37)	9.71	0.26	43,046	0.61	3.69	0.61	76
Year Ended March 31, 2007	9.90	0.35	(a)	0.15	0.50	(0.35)	—	(0.35)	10.05	5.17	44,130	0.59	3.54	0.59	84
Year Ended March 31, 2006	9.87	0.31		0.03	0.34	(0.31)	—	(0.31)	9.90	3.51	41,276	0.68	3.14	0.70	85
Period Ended March 31, 2005†	9.76	0.25		0.14	0.39	(0.25)	(0.03)	(0.28)	9.87	3.97	40,798	0.75	2.78	0.82	32
Period Ended May 31, 2004	10.00	0.09		(0.24)	(0.15)	(0.09)	—	(0.09)	9.76	(1.52)	32,757	0.75	2.45	2.30	20
A Shares
Six Months Ended September 30, 2009∧	9.61	0.18		0.67	0.85	(0.18)	—	(0.18)	10.28	8.95	667	0.77	3.68	0.77	35
Year Ended March 31, 2009	9.68	0.33		(0.06)	0.27	(0.34)	—	(0.34)	9.61	2.84	559	0.76	3.53	0.76	74
Year Ended March 31, 2008	10.03	0.34		(0.34)	—	(0.35)	—	(0.35)	9.68	0.01	760	0.77	3.57	0.77	76
Year Ended March 31, 2007	9.88	0.34	(a)	0.15	0.49	(0.34)	—	(0.34)	10.03	5.02	896	0.75	3.46	0.75	84
Year Ended March 31, 2006	9.87	0.37		0.01	0.38	(0.37)	—	(0.37)	9.88	3.85	110	0.66	2.47	0.67	85
Period Ended March 31, 2005†	9.97	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	9.87	(0.89)	—	—	3.84	—	32
Seix Floating Rate High Income Fund(4)
I Shares
Six Months Ended September 30, 2009∧	7.37	0.27		1.14	1.41	(0.24)	—	(0.24)	8.54	19.32	882,788	0.49	6.84	0.49	64
Year Ended March 31, 2009	8.90	0.52		(1.53)	(1.01)	(0.52)	—	(0.52)	7.37	(11.67)	557,347	0.49	6.31	0.49	226
Year Ended March 31, 2008	9.98	0.70		(1.06)	(0.36)	(0.70)	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69		0.03	0.72	(0.70)	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04		(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
			Net									Ratio of	Net	Average
			Realized									Net	Investment	Net Assets
			and			Distributions		Net				Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset				to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net	and Expense	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Seix Floating Rate High Income Fund(4)
A Shares
Six Months Ended September 30, 2009∧	$7.38	$0.26	$1.13	$1.39	$(0.23)	$—	$(0.23)	$8.54	18.98%		$12,162	0.78%	6.61%	0.78%	64%
Year Ended March 31, 2009	8.90	0.50	(1.52)	(1.02)	(0.50)	—	(0.50)	7.38	(11.82)		5,513	0.79	6.08	0.79	226
Year Ended March 31, 2008	9.99	0.67	(1.07)	(0.40)	(0.67)	(0.02)	(0.69)	8.90	(4.25)		6,591	0.82	7.01	0.82	134
Period Ended March 31, 2007	9.94	0.60	0.06	0.66	(0.61)	—	(0.61)	9.99	6.87		10,310	0.79	6.83	0.79	148
C Shares
Six Months Ended September 30, 2009∧	7.37	0.23	1.14	1.37	(0.20)	—	(0.20)	8.54	18.73		3,863	1.48	6.42	1.48	64
Year Ended March 31, 2009	8.90	0.44	(1.53)	(1.09)	(0.44)	—	(0.44)	7.37	(12.55)		543	1.49	5.27	1.49	226
Period Ended March 31, 2008	9.52	0.40	(0.61)	(0.21)	(0.39)	(0.02)	(0.41)	8.90	(2.31)		216	1.49	6.43	1.49	134
Seix Global Strategy Fund(4)
I Shares
Six Months Ended September 30, 2009∧	10.44	(0.04)	(0.13)	(0.17)	—	—	—	10.27	(1.63)		9,413	0.84	(0.72)	1.32	—
Period Ended March 31, 2009	10.00	0.05	0.52	0.57	(0.07)	(0.06)	(0.13)	10.44	5.68		10,427	0.69	0.82	1.44	741
A Shares(d)
Period Ended September 30, 2009∧	10.36	0.17	(0.19)	(0.02)	—	—	—	10.34	(0.19)		—	1.15	(1.05)	1.62	—
Seix High Yield Fund(4)
I Shares
Six Months Ended September 30, 2009∧	7.75	0.38	1.31	1.69	(0.38)	—	(0.38)	9.06	22.15		1,297,589	0.49	8.87	0.49	69
Year Ended March 31, 2009	9.77	0.78	(2.03)	(1.25)	(0.77)	—	(0.77)	7.75	(13.15)		786,029	0.50	8.99	0.51	114
Year Ended March 31, 2008	10.84	0.80	(1.06)	(0.26)	(0.81)	—	(0.81)	9.77	(2.50)		663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74	0.15	0.89	(0.74)	—	(0.74)	10.84	8.68		1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68	(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37		1,217,679	0.49	6.20	0.50	95
Period Ended March 31, 2005	11.42	0.29	(0.35)	(0.06)	(0.29)	(0.13)	(0.42)	10.94	(0.53)		1,391,879	0.51	6.22	0.57	42
Year Ended October 31, 2004††	11.09	0.72	0.35	1.07	(0.72)	(0.02)	(0.74)	11.42	9.97		1,689,327	0.55	6.48	0.64	73
A Shares
Six Months Ended September 30, 2009∧	7.58	0.36	1.29	1.65	(0.37)	—	(0.37)	8.86	22.11		22,872	0.75	8.64	0.75	69
Year Ended March 31, 2009	9.55	0.75	(1.97)	(1.22)	(0.75)	—	(0.75)	7.58	(13.14)		18,530	0.76	8.84	0.77	114
Year Ended March 31, 2008	10.60	0.77	(1.04)	(0.27)	(0.78)	—	(0.78)	9.55	(2.65)		21,640	0.75	7.68	0.75	117
Year Ended March 31, 2007	10.45	0.72	0.15	0.87	(0.72)	—	(0.72)	10.60	8.61		29,517	0.74	6.82	0.74	130
Year Ended March 31, 2006	10.70	0.65	(0.10)	0.55	(0.65)	(0.15)	(0.80)	10.45	5.22		36,291	0.73	5.94	0.73	95
Period Ended March 31, 2005	11.18	0.28	(0.35)	(0.07)	(0.28)	(0.13)	(0.41)	10.70	(0.64)		9,706	0.78	6.12	0.85	42
Year Ended October 31, 2004††	10.75	0.56	0.45	1.01	(0.56)	(0.02)	(0.58)	11.18	9.73		15,975	0.80	6.22	0.88	73
R Shares#
Six Months Ended September 30, 2009∧	7.75	0.35	1.30	1.65	(0.34)	—	(0.34)	9.06	21.66		6,386	1.30	7.86	1.30	69
Year Ended March 31, 2009	9.77	0.70	(2.03)	(1.33)	(0.69)	—	(0.69)	7.75	(14.01)		5,060	1.50	7.90	1.50	114
Year Ended March 31, 2008	10.83	0.70	(1.05)	(0.35)	(0.71)	—	(0.71)	9.77	(3.40)		4,012	1.50	6.75	1.50	117
Year Ended March 31, 2007	10.68	0.63	0.15	0.78	(0.63)	—	(0.63)	10.83	7.62		4,970	1.48	5.92	1.48	130
Year Ended March 31, 2006	10.93	0.58	(0.10)	0.48	(0.58)	(0.15)	(0.73)	10.68	4.45		5,814	1.39	5.25	1.48	95
Period Ended March 31, 2005	11.42	0.26	(0.36)	(0.10)	(0.26)	(0.13)	(0.39)	10.93	(0.89)		3,260	1.41	5.46	1.54	42
Period Ended October 31, 2004††	11.32	0.04	0.10	0.14	(0.04)	—	(0.04)	11.42	1.20		1	1.18	6.29	1.41	73
Short-Term Bond Fund
I Shares
Six Months Ended September 30, 2009∧	9.40	0.15	0.43	0.58	(0.15)	—	(0.15)	9.83	6.58		427,292	0.46	3.22	0.46	65
Year Ended March 31, 2009	9.87	0.40	(0.47)	(0.07)	(0.40)	—	(0.40)	9.40	(0.70	)(e)	326,801	0.46	4.20	0.46	122
Year Ended March 31, 2008	9.78	0.45	0.09	0.54	(0.45)	—	(0.45)	9.87	5.63		390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43 (a)	0.07	0.50	(0.43)	—	(0.43)	9.78	5.23		426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32	(0.01)	0.31	(0.33)	—	(0.33)	9.71	3.24		281,282	0.55	3.32	0.57	94
Period Ended March 31, 2005†	9.84	0.20	(0.11)	0.09	(0.20)	—	(0.20)	9.73	0.96		288,502	0.66	2.48	0.71	64
Year Ended May 31, 2004	10.04	0.24 (a)	(0.19)	0.05	(0.25)	—	(0.25)	9.84	0.45		282,188	0.70	2.42	0.75	66

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
														Ratio of	Expenses to
				Net									Ratio of	Net	Average
				Realized									Net	Investment	Net Assets
				and			Distributions		Net				Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset				to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Short-Term Bond Fund
A Shares
Six Months Ended September 30, 2009∧	$9.42	$0.14		$0.44	$0.58	$(0.14)	$—	$(0.14)	$9.86	6.44%		$3,117	0.68%	3.00%	0.68%	65%
Year Ended March 31, 2009	9.89	0.38		(0.47)	(0.09)	(0.38)	—	(0.38)	9.42	(0.90	)(e)	2,715	0.66	4.00	0.66	122
Year Ended March 31, 2008	9.81	0.43		0.08	0.51	(0.43)	—	(0.43)	9.89	5.30		3,767	0.65	4.38	0.66	152
Year Ended March 31, 2007	9.73	0.41	(a)	0.08	0.49	(0.41)	—	(0.41)	9.81	5.11		3,742	0.66	4.15	0.66	104
Year Ended March 31, 2006	9.75	0.30		(0.01)	0.29	(0.31)	—	(0.31)	9.73	3.01		5,062	0.77	3.09	0.79	94
Period Ended March 31, 2005†	9.87	0.19		(0.12)	0.07	(0.19)	—	(0.19)	9.75	0.67		5,783	0.89	2.26	1.00	64
Year Ended May 31, 2004	10.07	0.22	(a)	(0.20)	0.02	(0.22)	—	(0.22)	9.87	0.24		5,880	0.91	2.21	1.21	66
C Shares
Six Months Ended September 30, 2009∧	9.42	0.10		0.43	0.53	(0.10)	—	(0.10)	9.85	6.03		2,719	1.46	2.23	1.46	65
Year Ended March 31, 2009	9.89	0.30		(0.47)	(0.17)	(0.30)	—	(0.30)	9.42	(1.69	)(e)	2,948	1.45	3.20	1.46	122
Year Ended March 31, 2008	9.81	0.35		0.08	0.43	(0.35)	—	(0.35)	9.89	4.46		3,477	1.46	3.58	1.46	152
Year Ended March 31, 2007	9.73	0.33	(a)	0.08	0.41	(0.33)	—	(0.33)	9.81	4.29		4,501	1.46	3.33	1.46	104
Year Ended March 31, 2006	9.75	0.24		(0.01)	0.23	(0.25)	—	(0.25)	9.73	2.34		9,559	1.42	2.44	1.59	94
Period Ended March 31, 2005†	9.86	0.16		(0.11)	0.05	(0.16)	—	(0.16)	9.75	0.46		15,114	1.26	1.88	1.74	64
Year Ended May 31, 2004	10.06	0.19	(a)	(0.20)	(0.01)	(0.19)	—	(0.19)	9.86	(0.11)		23,528	1.26	1.87	1.87	66
Short-Term U.S. Treasury Securities Fund
I Shares
Six Months Ended September 30, 2009∧	10.33	0.07		(0.02)	0.05	(0.07)	—	(0.07)	10.31	0.48		57,057	0.50	1.35	0.51	62
Year Ended March 31, 2009	10.26	0.28		0.07	0.35	(0.28)	—	(0.28)	10.33	3.50		61,692	0.48	2.74	0.48	144
Year Ended March 31, 2008	9.86	0.42		0.40	0.82	(0.42)	—	(0.42)	10.26	8.56		62,416	0.48	4.24	0.49	66
Year Ended March 31, 2007	9.80	0.39		0.06	0.45	(0.39)	—	(0.39)	9.86	4.64		55,459	0.48	3.93	0.48	87
Year Ended March 31, 2006	9.91	0.28		(0.11)	0.17	(0.28)	—	(0.28)	9.80	1.70		54,991	0.58	2.79	0.63	151
Period Ended March 31, 2005†	10.11	0.14		(0.11)	0.03	(0.14)	(0.09)	(0.23)	9.91	0.35		69,935	0.65	1.68	0.71	82
Year Ended May 31, 2004	10.36	0.14	(a)	(0.13)	0.01	(0.14)	(0.12)	(0.26)	10.11	0.11		92,371	0.70	1.36	0.76	131
A Shares
Six Months Ended September 30, 2009∧	10.32	0.06		(0.02)	0.04	(0.06)	—	(0.06)	10.30	0.39		3,383	0.69	1.23	0.69	62
Year Ended March 31, 2009	10.25	0.26		0.07	0.33	(0.26)	—	(0.26)	10.32	3.31		16,854	0.65	2.30	0.66	144
Year Ended March 31, 2008	9.85	0.41		0.40	0.81	(0.41)	—	(0.41)	10.25	8.37		3,800	0.66	4.07	0.67	66
Year Ended March 31, 2007	9.79	0.37		0.06	0.43	(0.37)	—	(0.37)	9.85	4.46		3,974	0.66	3.75	0.66	87
Year Ended March 31, 2006	9.90	0.26		(0.11)	0.15	(0.26)	—	(0.26)	9.79	1.52		4,336	0.76	2.60	0.82	151
Period Ended March 31, 2005†	10.10	0.13		(0.11)	0.02	(0.13)	(0.09)	(0.22)	9.90	0.21		6,349	0.84	1.47	0.95	82
Year Ended May 31, 2004	10.35	0.12	(a)	(0.13)	(0.01)	(0.12)	(0.12)	(0.24)	10.10	(0.06)		12,823	0.86	1.20	1.06	131
C Shares
Six Months Ended September 30, 2009∧	10.31	0.02		(0.02)	—	(0.02)	—	(0.02)	10.29	(0.02)		6,505	1.49	0.36	1.51	62
Year Ended March 31, 2009	10.25	0.18		0.06	0.24	(0.18)	—	(0.18)	10.31	2.38		7,113	1.48	1.79	1.48	144
Year Ended March 31, 2008	9.84	0.32		0.41	0.73	(0.32)	—	(0.32)	10.25	7.60		8,839	1.48	3.27	1.50	66
Year Ended March 31, 2007	9.78	0.29		0.06	0.35	(0.29)	—	(0.29)	9.84	3.62		11,378	1.48	2.90	1.48	87
Year Ended March 31, 2006	9.89	0.20		(0.11)	0.09	(0.20)	—	(0.20)	9.78	0.88		19,958	1.39	1.99	1.65	151
Period Ended March 31, 2005†	10.09	0.10		(0.11)	(0.01)	(0.10)	(0.09)	(0.19)	9.89	(0.03)		33,796	1.12	1.22	1.74	82
Year Ended May 31, 2004	10.34	0.10	(a)	(0.13)	(0.03)	(0.10)	(0.12)	(0.22)	10.09	(0.30)		62,232	1.11	0.97	1.82	131

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Total Return Bond Fund(4)
I Shares
Six Months Ended September 30, 2009∧	$10.26	$0.23		$0.41	$0.64	$(0.20)	$—	$(0.20)	$10.70	6.30%	$697,704	0.30%	4.32%	0.30%	135%
Year Ended March 31, 2009	10.10	0.49		0.18	0.67	(0.51)	—	(0.51)	10.26	6.89	602,267	0.30	4.85	0.30	199
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48		0.11	0.59	(0.49)	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41		(0.24)	0.17	(0.42)	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
Period Ended March 31, 2005	10.30	0.15		(0.14)	0.01	(0.14)	(0.05)	(0.19)	10.12	0.09	176,537	0.37	3.12	0.37	150
Year Ended October 31, 2004††	10.31	0.31		0.23	0.54	(0.32)	(0.23)	(0.55)	10.30	5.49	56,019	0.45	3.03	0.59	330
A Shares
Six Months Ended September 30, 2009∧	10.57	0.21		0.43	0.64	(0.19)	—	(0.19)	11.02	6.08	2,836	0.54	3.79	0.54	135
Year Ended March 31, 2009	10.40	0.46		0.19	0.65	(0.48)	—	(0.48)	10.57	6.51	510	0.54	4.51	0.54	199
Year Ended March 31, 2008	10.26	0.49		0.14	0.63	(0.49)	—	(0.49)	10.40	6.28	269	0.54	4.76	0.54	248
Year Ended March 31, 2007	10.15	0.46		0.12	0.58	(0.47)	—	(0.47)	10.26	5.82	324	0.54	4.57	0.54	310
Year Ended March 31, 2006	10.41	0.38		(0.24)	0.14	(0.39)	(0.01)	(0.40)	10.15	1.38	493	0.56	3.67	0.56	236
Period Ended March 31, 2005	10.60	0.12	(a)	(0.13)	(0.01)	(0.13)	(0.05)	(0.18)	10.41	(0.11)	267	0.62	2.78	0.62	150
Year Ended October 31, 2004††	10.49	0.18		0.35	0.53	(0.19)	(0.23)	(0.42)	10.60	5.22	417	0.70	2.80	0.83	330
R Shares
Six Months Ended September 30, 2009∧	10.26	0.20		0.41	0.61	(0.17)	—	(0.17)	10.70	6.02	506	0.80	3.72	0.80	135
Year Ended March 31, 2009##	10.10	0.39		0.19	0.58	(0.42)	—	(0.42)	10.26	5.90	325	1.10	4.01	1.10	199
Year Ended March 31, 2008	9.96	0.41		0.14	0.55	(0.41)	—	(0.41)	10.10	5.68	40	1.30	4.13	1.30	248
Year Ended March 31, 2007	9.86	0.38		0.11	0.49	(0.39)	—	(0.39)	9.96	5.10	29	1.30	3.96	1.30	310
Year Ended March 31, 2006	10.12	0.32		(0.24)	0.08	(0.33)	(0.01)	(0.34)	9.86	0.76	28	1.24	3.10	1.27	236
Period Ended March 31, 2005	10.30	0.11		(0.13)	(0.02)	(0.11)	(0.05)	(0.16)	10.12	(0.17)	1	1.01	2.50	1.37	150
Period Ended October 31, 2004††	10.25	0.01		0.06	0.07	(0.02)	—	(0.02)	10.30	0.65	1	1.10	2.71	1.41	330
Ultra-Short Bond Fund(f)
I Shares
Six Months Ended September 30, 2009∧	9.52	0.15		0.33	0.48	(0.14)	—	(0.14)	9.86	5.08	61,072	0.33	2.99	0.40	49
Year Ended March 31, 2009	9.91	0.39		(0.40)	(0.01)	(0.38)	—	(0.38)	9.52	(0.13)	55,088	0.31	3.95	0.36	88
Year Ended March 31, 2008	10.00	0.47		(0.09)	0.38	(0.47)	—	(0.47)	9.91	3.89	87,892	0.30	4.72	0.33	126
Year Ended March 31, 2007	9.96	0.48		0.05	0.53	(0.49)	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96
Year Ended March 31, 2006	10.00	0.36		(0.04)	0.32	(0.36)	—	(0.36)	9.96	3.23	245,257	0.30	3.61	0.37	114
Period Ended March 31, 2005†	10.05	0.15		(0.05)	0.10	(0.15)	—	(0.15)	10.00	1.22	74,259	0.31	1.89	0.81	44
Year Ended May 31, 2004	10.10	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	10.05	1.01	112,453	0.31	1.50	0.86	83
U.S. Government Securities Fund
I Shares
Six Months Ended September 30, 2009∧	11.11	0.15		(0.25)	(0.10)	(0.13)	—	(0.13)	10.88	(0.92)	129,870	0.58	2.41	0.58	47
Year Ended March 31, 2009	10.59	0.33		0.56	0.89	(0.34)	(0.03)	(0.37)	11.11	8.49	341,727	0.55	3.09	0.56	130
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
Year Ended March 31, 2007	10.19	0.47		0.11	0.58	(0.48)	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
Year Ended March 31, 2006	10.42	0.37		(0.20)	0.17	(0.40)	—	(0.40)	10.19	1.66	316,475	0.65	3.63	0.65	118
Period Ended March 31, 2005†	10.35	0.29		0.09	0.38	(0.31)	—	(0.31)	10.42	3.74	319,058	0.77	3.41	0.80	64
Year Ended May 31, 2004	10.93	0.31	(a)	(0.50)	(0.19)	(0.35)	(0.04)	(0.39)	10.35	(1.77)	298,997	0.81	2.95	0.84	240
A Shares
Six Months Ended September 30, 2009∧	11.11	0.11		(0.23)	(0.12)	(0.11)	—	(0.11)	10.88	(1.07)	2,693	0.89	2.04	0.90	47
Year Ended March 31, 2009	10.59	0.29		0.56	0.85	(0.30)	(0.03)	(0.33)	11.11	8.17	2,954	0.85	2.78	0.86	130
Year Ended March 31, 2008	10.29	0.47		0.30	0.77	(0.47)	—	(0.47)	10.59	7.72	3,496	0.85	4.61	0.85	134
Year Ended March 31, 2007	10.19	0.44		0.11	0.55	(0.45)	—	(0.45)	10.29	5.54	2,849	0.85	4.40	0.85	131
Year Ended March 31, 2006	10.41	0.32		(0.17)	0.15	(0.37)	—	(0.37)	10.19	1.43	3,032	0.99	3.31	0.99	118
Period Ended March 31, 2005†	10.35	0.26		0.08	0.34	(0.28)	—	(0.28)	10.41	3.32	3,080	1.17	3.17	1.28	64
Year Ended May 31, 2004	10.93	0.27	(a)	(0.50)	(0.23)	(0.31)	(0.04)	(0.35)	10.35	(2.17)	8,484	1.22	2.54	1.52	240

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
U.S. Government Securities Fund
C Shares
Six Months Ended September 30, 2009∧	$11.11	$0.07		$(0.23)	$(0.16)	$(0.07)	$—	$(0.07)	$10.88	(1.41)%	$3,371	1.59%	1.34%	1.59%	47%
Year Ended March 31, 2009	10.59	0.22		0.56	0.78	(0.23)	(0.03)	(0.26)	11.11	7.42	3,649	1.55	2.08	1.55	130
Year Ended March 31, 2008	10.29	0.40		0.30	0.70	(0.40)	—	(0.40)	10.59	6.97	4,222	1.55	3.90	1.55	134
Year Ended March 31, 2007	10.19	0.37		0.11	0.48	(0.38)	—	(0.38)	10.29	4.81	5,121	1.55	3.67	1.55	131
Year Ended March 31, 2006	10.41	0.27		(0.19)	0.08	(0.30)	—	(0.30)	10.19	0.76	7,909	1.66	2.60	1.68	118
Period Ended March 31, 2005†	10.35	0.21		0.08	0.29	(0.23)	—	(0.23)	10.41	2.83	12,229	1.74	2.50	1.85	64
Year Ended May 31, 2004	10.93	0.22	(a)	(0.50)	(0.28)	(0.26)	(0.04)	(0.30)	10.35	(2.67)	18,993	1.73	2.04	1.97	240
U.S. Government Securities Ultra-Short Bond Fund(f)
I Shares
Six Months Ended September 30, 2009∧	10.03	0.18		0.08	0.26	(0.19)	—	(0.19)	10.10	2.59	484,785	0.26	3.18	0.27	15
Year Ended March 31, 2009	10.03	0.41		0.01	0.42	(0.42)	—	(0.42)	10.03	4.29	90,675	0.28	4.00	0.32	92
Year Ended March 31, 2008	9.95	0.43		0.10	0.53	(0.45)	—	(0.45)	10.03	5.41	62,904	0.28	4.33	0.33	140
Year Ended March 31, 2007	9.85	0.42		0.11	0.53	(0.43)	—	(0.43)	9.95	5.50	34,411	0.29	4.23	0.33	141
Year Ended March 31, 2006	9.90	0.36		(0.06)	0.30	(0.35)	—	(0.35)	9.85	3.12	42,616	0.29	3.41	0.47	126
Period Ended March 31, 2005†	9.95	0.20		(0.05)	0.15	(0.20)	—	(0.20)	9.90	1.36	49,623	0.18	2.02	0.71	42
Year Ended May 31, 2004	10.00	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	9.95	1.01	77,360	0.24	1.25	0.77	109
Virginia Intermediate Municipal Bond Fund(4)
I Shares
Six Months Ended September 30, 2009∧	10.22	0.20		0.36	0.56	(0.19)	—	(0.19)	10.59	5.48	200,239	0.61	3.78	0.61	11
Year Ended March 31, 2009	10.09	0.36		0.13	0.49	(0.36)	—	(0.36)	10.22	5.01	181,882	0.60	3.61	0.60	20
Year Ended March 31, 2008	10.11	0.37		(0.02)	0.35	(0.37)	—	(0.37)	10.09	3.51	204,507	0.60	3.65	0.60	28
Year Ended March 31, 2007	10.01	0.36		0.10	0.46	(0.36)	—	(0.36)	10.11	4.67	214,908	0.59	3.59	0.60	54
Year Ended March 31, 2006	10.11	0.34		(0.03)	0.31	(0.34)	(0.07)	(0.41)	10.01	3.05	169,743	0.65	3.33	0.66	54
Period Ended March 31, 2005†	10.15	0.28		0.05	0.33	(0.28)	(0.09)	(0.37)	10.11	3.21	176,959	0.71	3.23	0.71	46
Year Ended May 31, 2004	10.68	0.34	(a)	(0.44)	(0.10)	(0.34)	(0.09)	(0.43)	10.15	(1.00)	181,558	0.75	3.23	0.75	26
A Shares
Six Months Ended September 30, 2009∧	10.22	0.19		0.36	0.55	(0.18)	—	(0.18)	10.59	5.42	11,818	0.76	3.59	0.76	11
Year Ended March 31, 2009	10.09	0.35		0.13	0.48	(0.35)	—	(0.35)	10.22	4.85	7,619	0.75	3.46	0.75	20
Year Ended March 31, 2008	10.11	0.35		(0.02)	0.33	(0.35)	—	(0.35)	10.09	3.36	6,232	0.75	3.50	0.75	28
Year Ended March 31, 2007	10.01	0.35		0.10	0.45	(0.35)	—	(0.35)	10.11	4.52	5,395	0.74	3.43	0.75	54
Year Ended March 31, 2006	10.11	0.33		(0.03)	0.30	(0.33)	(0.07)	(0.40)	10.01	2.92	5,480	0.79	3.22	0.82	54
Period Ended March 31, 2005†	10.15	0.27		0.05	0.32	(0.27)	(0.09)	(0.36)	10.11	3.14	7,143	0.80	3.16	0.90	46
Year Ended May 31, 2004	10.68	0.33	(a)	(0.44)	(0.11)	(0.33)	(0.09)	(0.42)	10.15	(1.04)	10,566	0.79	3.19	1.04	26

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
			Net									Ratio of	Net	Average
			Realized									Net	Investment	Net Assets
			and			Distributions		Net				Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset				to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average	Reimbursements
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net	and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Offset)(2)
Prime Quality Money Market Fund
I Shares
Six Months Ended September 30, 2009∧	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.06%		$2,658,668	0.41%	0.13%	0.60%
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.55	(g)	3,448,997	0.55	1.55 (g)	0.55
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	(h)	3,834,993	0.52	4.34 (h)	0.52
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.83		3,248,781	0.53	4.73	0.53
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.25		2,976,881	0.58	3.19	0.61
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.13		3,173,794	0.60	1.34	0.71
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.52		3,477,598	0.63	0.52	0.74
A Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.01		2,846,420	0.51	0.02	0.75
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	(g)	3,822,051	0.69	1.51 (g)	0.70
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.30	(h)	6,523,136	0.67	4.21 (h)	0.67
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.67		5,917,224	0.68	4.59	0.68
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.08		4,011,561	0.74	3.16	0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.96		2,124,606	0.80	1.17	0.91
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.34		1,851,615	0.81	0.34	0.95
C Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.01		2,029	0.50	0.02	0.85
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.31	(g)	2,246	0.78	1.45 (g)	0.79
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.20	(h)	4,129	0.77	4.11 (h)	0.77
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.57		3,733	0.78	4.47	0.78
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.01		3,991	0.82	2.81	1.10
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.94		10,093	0.83	0.99	1.48
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.22		25,444	0.93	0.21	1.59
Tax-Exempt Money Market Fund
I Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.06		1,586,523	0.33	0.12	0.53
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20		1,568,626	0.48	1.18	0.50
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.94		1,573,560	0.48	2.85	0.48
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.15		1,157,688	0.48	3.10	0.48
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.27		1,172,717	0.50	2.25	0.53
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.90		936,272	0.51	1.04	0.61
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.48		978,548	0.55	0.46	0.64
A Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.01		229,010	0.45	0.02	0.68
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05		358,910	0.63	1.07	0.65
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.78		590,345	0.63	2.75	0.63
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.00		594,416	0.63	2.95	0.63
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12		671,164	0.65	2.10	0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.78		402,333	0.65	0.92	0.75
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.35		274,543	0.67	0.34	0.80
U.S. Government Securities Money Market Fund
I Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.05		898,785	0.29	0.10	0.60
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.16		879,234	0.57	1.32	0.58
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.12		2,108,351	0.58	3.71	0.58
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.62		691,145	0.59	4.56	0.59
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.07		413,893	0.62	2.99	0.65
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.03		517,253	0.62	1.24	0.71
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.43		615,324	0.66	0.43	0.75

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of
												Ratio of	Expenses to
			Net								Ratio of	Net	Average
			Realized								Net	Investment	Net Assets
			and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)
U.S. Government Securities Money Market Fund
A Shares
Six Months Ended September 30, 2009∧	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$218,245	0.39%	0.02%	0.75%
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.01	344,238	0.72	0.96	0.74
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.96	333,593	0.74	3.86	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	257,949	0.74	4.37	0.74
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.91	253,648	0.77	2.91	0.80
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.89	230,041	0.78	1.06	0.88
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.28	234,100	0.80	0.28	0.92
U.S. Treasury Money Market Fund(4)
I Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.03	830,373	0.19	0.07	0.60
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.75	1,238,400	0.41	0.72	0.58
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.67	1,130,334	0.58	3.57	0.59
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.61	1,025,065	0.58	4.50	0.58
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.99	1,650,172	0.60	2.98	0.63
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.99	1,407,783	0.62	1.19	0.71
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.37	1,233,565	0.66	0.32	0.75
A Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.01	188,858	0.24	0.02	0.75
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61	262,284	0.48	0.31	0.73
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.52	101,460	0.73	3.03	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.45	31,554	0.73	4.41	0.73
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.84	12,366	0.75	3.12	0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.88	303	0.75	0.97	1.48
Period Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.15	401	0.75	0.21	3.17 (i)
Virginia Tax-Free Money Market Fund
I Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.07	182,271	0.38	0.14	0.52
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.25	202,553	0.46	1.28	0.47
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.97	294,937	0.44	2.91	0.45
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.14	230,191	0.45	3.09	0.45
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.33	226,319	0.46	2.28	0.46
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.94	177,377	0.46	1.07	0.46
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56	173,959	0.50	0.51	0.50
A Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.01	158,851	0.50	0.02	0.64
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.09	237,685	0.61	1.17	0.62
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.82	418,242	0.59	2.75	0.60
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.98	378,541	0.60	2.94	0.60
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16	303,752	0.62	2.12	0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.77	197,380	0.66	0.92	0.86
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.38	118,339	0.67	0.34	0.90

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  September 30, 2009

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Corporate Bond Fund	A Shares	October 8, 2003
High Income Fund	A Shares	October 27, 2003
Intermediate Bond Fund	A Shares	October 11, 2004
Intermediate Bond Fund	R Shares	October 11, 2004
Maryland Municipal Bond Fund	A Shares	April 13, 2005
North Carolina Tax-Exempt Bond Fund	I Shares	January 8, 2004
North Carolina Tax-Exempt Bond Fund	A Shares	March 21, 2005
Seix Floating Rate High Income Fund	I Shares	March 2, 2006
Seix Floating Rate High Income Fund	A Shares	May 8, 2006
Seix Floating Rate High Income Fund	C Shares	August 3, 2007
Seix Global Strategy Fund	I Shares	September 8, 2008
Seix High Yield Fund	C Shares	October 11, 2004
Total Return Bond Fund	R Shares	October 11, 2004
U.S. Treasury Money Market Fund	A Shares	November 12, 2003

(a)	Per share data was calculated using the average shares method.

(b)	Prior to August 1, 2009, there were no assets in Class A during the current period. Effective at the close of business July 31, 2009, Class A received assets from the conversion from Class C. The net asset value shown for the beginning of the period reflects the initial converted net asset value from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through September 30, 2009.

(c)	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period for Maryland Municipal Bond Fund. The net asset value, end of period, presented for Maryland Municipal Bond Fund A Shares was as of January 6, 2009, the last day the class had shareholders.

(d)	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was from May 6, 2009 to September 21, 2009 for the Seix Global Strategy Fund. The net asset value, end of period, presented for Seix Global Strategy A Shares is as of September 21, 2009, the last day the class had shareholders.

(e)	The total return shown is based on the ending net asset value calculated in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and differs from the total return shown based on the net asset value calculated for shareholder transactions.

(f)	Financial Highlights per share amounts for the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund have been adjusted for a 5:1 reverse stock split and 4.974874:1 reverse stock split, respectively which occurred on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004 and May 31, 2003.

(g)	During the year ended March 31, 2009 the Fund received certain payments by an affiliate. These payments had no impact to the ratio of net investment income to average net assets. Absent these payments, the total return would have been 0.55%, 0.40% and 0.31% for I Shares, A Shares and C Shares, respectively.

(h)	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the ratio of net investment income to average net assets would have been 4.14% for I Shares, 4.01% for A Shares and 3.91% for C Shares. There was no impact to the total return as a result of these payments.

(i)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

*	Amended from prior periods’ financial highlights. There were no shareholders in the class for the period from October 16, 2007 through January 17, 2008. The financial highlight information presented is for two separate periods of time when shareholders were invested in the class.

∧	Unaudited.

∧∧	The Georgia Tax-Exempt Bond Fund’s net expense ratio and gross expense ratio includes interest expense of 0.09% incurred during the year ended March 31, 2009 with respect to investments in certain inverse floating rate securities.

#	Effective at the close of business on July 31, 2009, C Shares converted to R Shares.

##	Effective February 13, 2009, C Shares converted to R Shares.

†	Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

		Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)	A Shares(%)	C Shares(%)	R Shares(%)

Corporate Bond Fund	0.01	(0.01)	0.22	0.14	—	0.13
Georgia Tax-Exempt Bond Fund	0.01	(0.01)	0.16	0.14	0.14	—
Investment Grade Bond Fund	0.01	(0.01)	0.18	0.14	—	0.14
Investment Grade Tax-Exempt Bond Fund	(0.01)	0.01	(0.08)	(0.07)	(0.06)	—
Limited-Term Federal Mortgage Securities Fund	0.04	(0.04)	0.47	0.42	0.36	—
Maryland Municipal Bond Fund	(0.01)	0.01	(0.07)	(0.06)	—	—
North Carolina Tax-Exempt Bond Fund	(0.02)	0.02	(0.20)	—	—	—
Short-Term Bond Fund	0.01	(0.01)	0.08	0.07	0.06	—
U.S. Government Securities Fund	0.02	(0.02)	0.23	0.11	0.17	—
U.S. Government Securities Ultra-Short Bond Fund	0.01	(0.01)	0.24	—	—	—

††	Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)	A Shares(%)	C Shares(%)
Seix High Yield Fund	0.01	(0.01)	0.06	0.05	0.84

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 50 funds as of September 30, 2009. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Corporate Bond Fund (formerly, Strategic Income Fund), Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund may offer I Shares only. The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Global Strategy Fund, Virginia Intermediate Bond Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund offer I Shares and A Shares. The High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Seix High Yield Fund and Total Return Bond Fund offer I Shares, A Shares and R Shares. The remaining Funds offer I Shares, A Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

Effective at the close of business on July 31, 2009, C Shares of the High Income Fund, Investment Grade Bond Fund and Seix High Yield Fund were converted into R Shares and C Shares were no longer offered.

Effective at the close of business on July 31, 2009, C Shares of the following funds converted into A Shares and are no longer available for purchase.

	Number of	Number of	Amount
Fund	C Shares Converted	A Shares Issued	of Conversion($)

Georgia Tax-Exempt Bond Fund	416,781	416,494	4,166,810
High Grade Municipal Bond Fund	383,971	384,642	4,138,711
Investment Grade Tax-Exempt Bond Fund	519,448	518,642	6,149,017
Maryland Municipal Bond Fund	530,885	532,088	5,472,840
Virginia Intermediate Municipal Bond Fund	223,777	223,717	2,316,364

The conversion of C Shares into A Shares is a non-taxable event. The amounts above are included as Cost of Shares Redeemed and Shares Redeemed for C Shares and Proceeds from Shares Issued and Shares Issued for A Shares on the Statements of Changes in Net Assets.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges, except with respect to the fees paid under the Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund A Shares have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is less, if redeemed within one year of purchase. There is no sales charge on purchases of R Shares.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.

The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following is a summary of inputs used to value the following Funds’ securities as of September 30, 2009 (amounts in thousands):

			LEVEL 3 -
		LEVEL 2 -	Significant
	LEVEL 1 -	Other Significant	Unobservable
Fund	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

Corporate Bond Fund
Bank Loan[1]	—	661	—	661
Corporate Bonds[1]	—	161,969	—	161,969
Short-Term Investment	—	12,321	—	12,321

Total Investments	—	174,951	—	174,951

Georgia Tax-Exempt Bond Fund
Municipal Bonds[3]	—	194,670	—	194,670
Money Market Funds	2,220	—	—	2,220

Total Investments	2,220	194,670	—	196,890

High Grade Municipal Bond Fund
Municipal Bonds[3]	—	67,259	—	67,259
Money Market Funds	4,411	—	—	4,411

Total Investments	4,411	67,259	—	71,670

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			LEVEL 3 -
		LEVEL 2 -	Significant
	LEVEL 1 -	Other Significant	Unobservable
Fund	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

High Income Fund
Bank Loans[1]	—	4,223	—	4,223
Corporate Bonds[1]	—	58,761	—	58,761
Convertible Corporate Bonds[1]	—	1,128	—	1,128
Short-Term Investment	—	2,090	—	2,090
Money Market Fund	9,458	—	—	9,458

Total Investments	9,458	66,202	—	75,660

Intermediate Bond Fund
Asset-Backed Securities[1]	—	4,191	—	4,191
Collateralized Mortgage Obligations	—	33,579	—	33,579
Corporate Bonds[1]	—	550,770	—	550,770
Convertible Corporate Bonds[1]	—	173	—	173
U.S. Government Agency Mortgages	—	199,910	—	199,910
U.S. Treasury Obligations	—	633,439	—	633,439
Short-Term Investment	—	3,211	—	3,211
Money Market Fund	98,028	—	—	98,028

Total Investments	98,028	1,425,273	—	1,523,301

Other Financial Instruments[2]	—	(13,091)	—	(13,091)
Investment Grade Bond Fund
Asset-Backed Securities[1]	—	2,018	—	2,018
Collateralized Mortgage Obligations	—	11,953	—	11,953
Corporate Bonds[1]	—	226,992	—	226,992
Convertible Corporate Bonds[1]	—	72	—	72
U.S. Government Agency	—	702	—	702
U.S. Government Agency Mortgages	—	70,293	—	70,293
U.S. Treasury Obligations	—	136,315	—	136,315
Short-Term Investment	—	231	—	231
Money Market Fund	37,606	—	—	37,606

Total Investments	37,606	448,576	—	486,182

Other Financial Instruments[2]	—	(4,896)	—	(4,896)
Investment Grade Tax-Exempt Bond Fund
Municipal Bonds[3]	—	922,206	—	922,206
Money Market Funds	181,127	—	—	181,127

Total Investments	181,127	922,206	—	1,103,333

Limited Duration Fund
Asset-Backed Securities[1]	—	9,581	—	9,581
Collateralized Mortgage Obligations	—	11,253	—	11,253
Money Market Fund	4,583	—	—	4,583

Total Investments	4,583	20,834	—	25,417

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			LEVEL 3 -
		LEVEL 2 -	Significant
	LEVEL 1 -	Other Significant	Unobservable
Fund	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

Limited-Term Federal Mortgage Securities Fund
Asset-Backed Security[1]	—	106	—	106
Collateralized Mortgage Obligations	—	5,431	—	5,431
U.S. Government Agency Mortgages	—	32,823	—	32,823
U.S. Treasury Obligations	—	1,870	—	1,870
Money Market Fund	1,558	—	—	1,558

Total Investments	1,558	40,230	—	41,788

Maryland Municipal Bond Fund
Municipal Bonds[3]	—	30,521	—	30,521
Money Market Funds	1,467	—	—	1,467

Total Investments	1,467	30,521	—	31,988

North Carolina Tax-Exempt Bond Fund
Municipal Bonds[3]	—	50,356	—	50,356
Money Market Funds	849	—	—	849

Total Investments	849	50,356	—	51,205

Seix Floating Rate High Income Fund
Bank Loans[1]	—	726,183	—	726,183
Corporate Bonds[1]	—	120,536	—	120,536
Convertible Corporate Bond[1]	—	793	—	793
Money Market Fund	66,267	—	—	66,267

Total Investments	66,267	847,512	—	913,779

Seix Global Strategy Fund
U.S. Treasury Obligations	—	808	—	808
Money Market Fund	9,034	—	—	9,034

Total Investments	9,034	808	—	9,842

Other Financial Instruments[2]	—	(132)	—	(132)
Seix High Yield Fund
Bank Loans[1]	—	15,858	—	15,858
Corporate Bonds[1]	—	1,241,194	—	1,241,194
Convertible Corporate Bonds[1]	—	5,593	—	5,593
Short-Term Investment	—	46,252	—	46,252
Money Market Fund	52,633	—	—	52,633

Total Investments	52,633	1,308,897	—	1,361,530

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			LEVEL 3 -
		LEVEL 2 -	Significant
	LEVEL 1 -	Other Significant	Unobservable
Fund	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

Short-Term Bond Fund
Asset-Backed Securities[1]	—	9,570	—	9,570
Collateralized Mortgage Obligations	—	68,784	—	68,784
Corporate Bonds[1]	—	177,055	—	177,055
U.S. Government Agencies	—	46,548	—	46,548
U.S. Government Agency Mortgages	—	41,132	—	41,132
U.S. Treasury Obligations	—	62,770	—	62,770
Short-Term Investment	—	2,988	—	2,988
Money Market Funds	34,224	—	—	34,224

Total Investments	34,224	408,847	—	443,071

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	—	66,253	—	66,253
Money Market Fund	288	—	—	288

Total Investments	288	66,253	—	66,541

Total Return Bond Fund
Asset-Backed Securities[1]	—	2,696	—	2,696
Collateralized Mortgage Obligations	—	71,591	—	71,591
Corporate Bonds[1]	—	187,957	—	187,957
Convertible Corporate Bonds[1]	—	99	—	99
U.S. Government Agency Mortgages	—	241,972	—	241,972
U.S. Treasury Obligations	—	158,698	—	158,698
Short-Term Investment	—	391	—	391
Money Market Fund	121,701	—	—	121,701

Total Investments	121,701	663,404	—	785,105

Other Financial Instruments[2]	—	(6,903)	—	(6,903)
Ultra-Short Bond Fund
Asset-Backed Securities[1]	—	2,372	—	2,372
Collateralized Mortgage Obligations	—	9,967	—	9,967
Corporate Bonds[1]	—	19,576	—	19,576
U.S. Government Agencies	—	4,545	—	4,545
U.S. Government Agency Mortgages	—	15,013	—	15,013
U.S. Treasury Obligations	—	6,992	—	6,992
Short-Term Investment	—	723	—	723
Money Market Fund	2,867	—	—	2,867

Total Investments	2,867	59,188	—	62,055

U.S. Government Securities Fund
U.S. Treasury Obligations	—	131,002	—	131,002
Money Market Funds	2,836	—	—	2,836

Total Investments	2,836	131,002	—	133,838

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

			LEVEL 3 -
		LEVEL 2 -	Significant
	LEVEL 1 -	Other Significant	Unobservable
Fund	Quoted Prices($)	Observable Inputs($)	Inputs($)	Total($)

U.S. Government Securities Ultra-Short Bond Fund
Collateralized Mortgage Obligation	—	3,820	—	3,820
U.S. Government Agency Mortgages	—	426,692	—	426,692
U.S. Treasury Obligation	—	14,999	—	14,999
Money Market Funds	62,967	—	—	62,967

Total Investments	62,967	445,511	—	508,478

Other Financial Instruments[2]	(58)	—	—	(58)
Virginia Intermediate Municipal Bond Fund
Municipal Bonds[3]	—	202,379	—	202,379
Money Market Funds	9,609	—	—	9,609

Total Investments	9,609	202,379	—	211,988

Prime Quality Money Market Fund
Certificates of Deposit[1]	—	1,120,991	—	1,120,991
Commercial Paper[1]	—	2,410,828	—	2,410,828
Corporate Bonds[1]	—	176,847	—	176,847
Municipal Bonds[3]	—	89,025	—	89,025
U.S. Government Agencies	—	1,253,661	—	1,253,661
Repurchase Agreements	—	62,919	—	62,919
Money Market Funds	330,000	—	—	330,000
Time Deposits	—	120,952	—	120,952

Total Investments	330,000	5,235,223	—	5,565,223

Tax-Exempt Money Market Fund
Municipal Bonds[3]	—	1,720,905	—	1,720,905
Money Market Funds	92,441	—	—	92,441

Total Investments	92,441	1,720,905	—	1,813,346

U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	614,208	—	614,208
U.S. Treasury Obligation	—	5,988	—	5,988
Repurchase Agreements	—	369,470	—	369,470
Money Market Funds	135,000	—	—	135,000

Total Investments	135,000	989,666	—	1,124,666

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	615,134	—	615,134
Repurchase Agreements	—	404,297	—	404,297

Total Investments	—	1,019,431	—	1,019,431

Virginia Tax-Free Money Market Fund
Municipal Bonds[3]	—	323,626	—	323,626
Money Market Funds	16,749	—	—	16,749

Total Investments	16,749	323,626	—	340,375

1	Please see the Portfolio of Investments for Sector Classification.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

2	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swap agreements, forward foreign currency contracts and futures, which are valued at the unrealized appreciation/depreciation on the instrument.

3	Please see the Portfolio of Investments for State Classification.

As of April 1, 2009, there were no Level 3 securities in the Funds.

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

Derivative and Hedging Instruments — The Funds have enhanced disclosures about the Funds’ derivative and hedging activities, addressing how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flow. The fair value of derivative instruments, not accounted for as hedging instruments, on the Statement of Assets and Liabilities as of September 30, 2009 is presented in the table below (amounts in thousands):

		Asset Derivatives		Liability Derivatives
		Statements of Assets	Total Fair	Statements of Assets	Total Fair
Primary Risk Exposure	Fund	and Liabilities Location	Value($)*	and Liabilities Location	Value($)*

Credit Default Swap Agreements Interest Rate Exposure	Intermediate Bond Fund	Appreciated Credit Default Swap	5,356	Depreciated Credit Default Swap	3,762
	Investment Grade Bond Fund	Agreements, at Value	1,969	Agreements, at Value	1,495
	Seix Global Strategy Fund		8		329
	Total Return Bond Fund		2,781		2,093
Foreign Currency Contracts Currency Exchange Rate	Intermediate Bond Fund	Unrealized Appreciation on Forward Foreign	66	Unrealized Depreciation on Forward Foreign	3,741
Exposure	Investment Grade Bond Fund	Currency Contracts	19	Currency Contracts	1,453
	Seix Global Strategy Fund		43		149
	Total Return Bond Fund		26		2,056

Futures Contracts Interest Rate Exposure	U.S. Government Securities Ultra- Short Bond Fund	Segregated Cash at Broker for Futures Contracts	267	Unrealized Depreciation on Futures Contracts	58

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation for liability derivatives. For futures contracts the amounts represent cash held at broker for settlement, plus any cumulative unrealized appreciation/depreciation on futures contracts.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

The effect of derivative instruments, not accounted for as hedging instruments, on the Statement of Operations for the six months ended September 30, 2009 is presented in the table below (amounts in thousands):

				Statement of Operations
			Statement of Operations	Change in Unrealized
		Location of Gain/(Loss)	Net Realized Gain/(Loss)	Appreciation/Depreciation
		on Derivatives Recognized	on Derivatives Recognized	on Derivatives Recognized
Primary Risk Exposure	Fund	in Income	in Income($)	in Income($)

Credit Default Swap Agreements Interest Rate Exposure	Intermediate Bond Fund Investment Grade Bond Fund	Net Realized Gain (Loss) from Investment, Swap, Futures and Foreign	(2,366)	(1,082)
	Seix Global Strategy Fund	Currency Transactions	(896)	(397)
	Total Return Bond Fund	Net Change in Unrealized	(33)	(3)
		Appreciation/ Depreciation on Investments, Swaps, Futures and Foreign Currencies	(1,293)	(558)
Foreign Currency Contracts	Intermediate Bond Fund		1,688	(4,154)
Currency Exchange Rate Exposure	Investment Grade Bond Fund		673	(1,637)
	Seix Global Strategy Fund		112	(153)
	Total Return Bond Fund		962	(2,308)

Futures Contracts Interest Rate Exposure	U.S. Government Securities Ultra-Short Bond Fund		18	(58)

Amounts designated as “—” are $0 or have been round to $0.

The Funds have engaged in limited derivative activity. The notional amounts in the Schedules of Investments are representative of typical volumes.

Swap Agreements — Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be on the statement of assets and liabilities and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).

If a credit event (i.e., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If the Fund is providing insurance, the maximum potential liability that a Fund is subject to is the notional amount of the swap agreement, which is not reflected in the Statements of Assets and Liabilities. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a credit default swap where the referenced obligation of the third party is identical. The credit default swaps are presented with the Funds’ Schedules of Portfolio Investments.

The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the Funds’ ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

The collateral for open swap agreements, as disclosed in the Schedules of Portfolio Investments, is held at SunTrust Banks, Inc. (“SunTrust”). As of September 30, 2009, bank loans, investment grade bonds, U.S. Government securities and U.S. Treasury securities, were held as collateral for open swap agreements.

Futures Contracts — Each Fund (except the Money Market Funds) is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. Certain of the Funds are subject to foreign currency exchange rate risk. Certain of the Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty credit risk to the Fund since futures are exchanged traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished.

Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. As of September 30, 2009, Intermediate Bond Fund, Investment Grade Bond Fund, Seix Global Strategy Fund and Total Return Bond Fund had outstanding forward foreign currency contracts as presented in the Funds’ Schedule of Portfolio of Investments.

Securities Lending — Each Fund (except the Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

Cash collateral received in connection with securities lending is invested in a joint account managed by RidgeWorth Capital Management, Inc. (RidgeWorth Funds Securities Lending Joint Account). The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

At September 30, 2009, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds of the Trust participating in securities lending at that date owned a pro-rata portion of the assets and liabilities listed below (in thousands, except shares):

	Shares or
	Principal
	Amount($)	Value($)

Dreyfus Government Cash Money Market Fund	25,000,000	25,000
Goldman Sachs Financial Square Funds — Government Fund	55,000,000	55,000
Goldman Sachs Financial Square Funds — Federal Fund	55,000,000	55,000
JPMorgan U.S. Government Money Market Fund	85,000,000	85,000
RidgeWorth Institutional U.S. Government Securities Money Market Fund(a)	45,000,000	45,000
BNP Paribas Time Deposit, 0.060%, 10/01/09(b)	11,524,000	11,524
Calyon Time Deposit, 0.130%, 10/01/09(b)	12,773,000	12,773
Societe Generale Time Deposit, 0.080%, 10/01/09(b)	9,600,000	9,600

Total Investments (Cost $298,897)		298,897
Payable to Participating Funds		1
Amount due to Lending Agent		—

Net Assets		298,898

(a)	Affiilate investment.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2009.

Amounts designated as “-” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

The Funds paid securities lending fees during the six months ended September 30, 2009, which have been netted against Income from Securities Lending on the Statement of Operations. These fees are presented below (in thousands):

Fund	Fee($)

Corporate Bond Fund	3
High Income Fund	3
Intermediate Bond Fund	66
Investment Grade Bond Fund	18
Seix High Yield Fund	55
Short-Term Bond Fund	8
Short-Term U.S. Treasury Securities Fund	6
Total Return Bond Fund	11
Ultra-Short Bond Fund	—
U.S. Government Securities Fund	22
Amounts listed as “—” round to less than $1,000.

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. As of September 30, 2009 there were no such securities held by the Funds.

TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” As of September 30, 2009, no Fund was invested in TBA purchase commitments.

Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of September 30, 2009, there were no open mortgage dollar rolls.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Bank Loans — The High Income Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund may invest in first and second lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedule of Portfolio Investments. At September 30, 2009, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust, on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. Effective October 1, 2009, the compensating balance arrangement is no longer in place. The Corporate Bond and Seix Global Strategy Funds do not have a compensating balance arrangement with their custodian, Brown Brothers Harriman & Co.

Restricted Securities — Certain of the Funds’ investments are restricted to resale. As of September 30, 2009, all of these restricted securities have been deemed liquid by the Funds’ investment advisor based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedule of Portfolio of Investments.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the RidgeWorth Variable Trust (collectively, the “RidgeWorth Complex”) are allocated across the Trust based upon relative net assets or another appropriate basis. The RidgeWorth Variable Trust was liquidated on April 24, 2009.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Recent Accounting Pronouncements — Effective September 15, 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Topic 105-10-05, which codified all authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the Codification will materially impact the Funds’ financial statements; however, references to former Statements of Financial Accounting Standards will be modified in the Funds’ prospective shareholder reports.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust, have entered into an investment advisory agreement. The subadvisers for the Funds (each a “Subadviser”) are as follows: Seix Investment Advisors LLC (“Seix”) serves as the Subadviser for the Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund. StableRiver Capital Management LLC (“StableRiver”) serves as the Subadviser for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Bond Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund. Seix and StableRiver are each wholly-owned subsidiaries of the Investment Adviser.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the six months ended September 30, 2009 were as follows:

	Maximum	Discounted	Advisory Fees	Net
	Annual	Annual	Waived/Expenses	Annual
Fund	Advisory Fee($)*	Advisory Fee(%)*	Reimbursed(%)*	Fees Paid(%)*

Corporate Bond Fund	0.40	0.40	—	0.40
Georgia Tax-Exempt Bond Fund	0.55	0.55	—	0.55
High Grade Municipal Bond Fund	0.55	0.55	—	0.55
High Income Fund	0.60	0.60	(0.06)	0.54
Intermediate Bond Fund	0.25	0.24	—	0.24
Investment Grade Bond Fund	0.50	0.50	—	0.50
Investment Grade Tax-Exempt Bond Fund	0.50	0.49	—	0.49
Limited Duration Fund	0.10	0.10	—	0.10
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	—	0.50
Maryland Municipal Bond Fund	0.55	0.55	—	0.55
North Carolina Tax-Exempt Bond Fund	0.55	0.55	—	0.55
Seix Floating Rate High Income Fund	0.45	0.44	—	0.44
Seix Global Strategy Fund	0.60	0.60	(0.48)	0.12
Seix High Yield Fund	0.45	0.44	—	0.44
Short-Term Bond Fund	0.40	0.40	—	0.40
Short-Term U.S. Treasury Securities Fund	0.40	0.40	—	0.40
Total Return Bond Fund	0.25	0.25	—	0.25
Ultra-Short Bond Fund	0.22	0.22	(0.07)	0.15
U.S. Government Securities Fund	0.50	0.50	—	0.50
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.20	(0.02)	0.18
Virginia Intermediate Municipal Bond Fund	0.55	0.55	—	0.55
Prime Quality Money Market Fund	0.55	0.50	(0.19)	0.31
Tax-Exempt Money Market Fund	0.45	0.44	(0.18)	0.26
U.S. Government Securities Money Market Fund	0.55	0.55	(0.30)	0.25
U.S. Treasury Money Market Fund	0.55	0.54	(0.40)	0.14
Virginia Tax-Free Money Market Fund	0.40	0.40	(0.13)	0.27

*	Aggregate annual fees paid to the Investment Advisor, who pays the applicable subadvisor a portion of the fees for its services to the Funds.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2010 to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Total Annual
		Operating
Fund		Expenses(%)

Seix Global Strategy Fund	I Shares	0.83
Seix Global Strategy Fund	A Shares	1.13

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the Total Annual Operating Expenses identified above and the actual total expenses (excluding fees related to the Temporary Guarantee Program for Money Market Funds (see Note 5)) to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Annual Operating Expenses in place at that time. During the six months ended September 30, 2009,

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2009, the cumulative potential recoupment based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement after reduced by amounts forfeited during the current fiscal year are as follows (in thousands):

Fund	Amount($)

Seix Global Strategy Fund	24

The Investment Adviser and/or other service providers may from time to time voluntarily agree to waive all or a portion of their fees from the Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund or, in some cases, reimburse the Money Market Funds. Any such waiver or reimbursement may be discontinued or modified at any time. The amount of any waived and/or reimbursed fees is subject to recoupment by the Investment Adviser and/or other service providers from the Money Market Funds within the same calendar year in which the fees were waived and/or reimbursed and the three subsequent calendar years, provided that no amount may be recouped that would cause a Money Market Fund’s total expense ratio to materially diverge from that listed in the Prospectus or to exceed any stated contractual expense cap. A Money Market Fund’s total return and yield would be lower in the absence of any such waiver. Recoupment amounts will be made only upon certain conditions agreed upon by the Funds’ Board. As of September 30, 2009, the cumulative potential recoupment amounts based on reimbursements within three subsequent calendar years from such voluntary waivers are as follows (in thousands):

Fund	Amount($)

Prime Quality Money Market Fund	377
Tax Exempt Money Market Fund	338
U.S. Government Money Market Fund	180
U.S. Treasury Money Market Fund	2,846
Virginia Tax-Free Money Market Fund	57

During the six months ended September 30, 2009, the Investment Adviser also voluntarily waived fees in certain funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years, with the exception of the Money Market Funds.

During the year ended March 31, 2009, with the approval of the Board, the following actions were taken to protect investors in the Prime Quality Money Market Fund (the “Fund”) from possible losses associated with a defaulted investment security (“Security”) of the Fund. On September 19, 2008, SunTrust issued a Promissory Note in the amount of $70 million for the benefit of the Fund in exchange for the Security. As a result of this transaction, the Fund realized a loss of approximately $49 million for the difference between the amortized cost and market value of the security as of the date of the transaction, but simultaneously recognized an offsetting loss recovery in the same amount. The Fund also recognized an interest recovery of approximately $469,000 paid by SunTrust for unpaid accrued interest earned on the Security through September 18, 2008. In exchange for the Promissory Note issued, SunTrust acquired the security interest in the Security from the Fund as collateral for the Note.

Under the terms of the Promissory Note, the Fund received quarterly interest payments and was to have received the entire principal amount on September 30, 2009, the maturity date of the Promissory Note, but it was paid in full on April 24, 2009. The Fund received $70 million in principal plus unpaid accrued interest upon payment. Interest payments from the Promissory Note are included in “Interest Income from Affiliated Investments” on the accompanying Statement of Operations. The Promissory Note was deemed to be illiquid.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the RidgeWorth Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,977 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 toward the premium for Directors and Officers Liability/Errors and

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has also separately agreed to provide, for the benefit of shareholders, annual fee waivers and certain administrative services at an annual value of $950,000 (and additional fee waivers of approximately $200,000-$300,000 of its annual administrative fees through June 30, 2009). Such payments and fee waivers will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum and is subject to a minimum annual fee of $172,000 for its services.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. Certain fees under this plan were voluntarily waived during the six months ended September 30, 2009. Recoupment of such voluntarily waived fees will be made only upon certain conditions agreed upon by the Funds’ Board. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2009, were as follows:

	Board Approved	Board Approved	Board Approved
	and Charged	and Charged	and Charged
	A Share	C Share	R Share
	Distribution and	Distribution and	Distribution and
Fund	Service Fee(%)	Service Fee(%)	Service Fee(%)

Corporate Bond Fund	0.30	1.00	N/A
Georgia Tax-Exempt Bond Fund*	0.15	N/A	N/A
High Grade Municipal Bond Fund*	0.15	N/A	N/A
High Income Fund**	0.30	N/A	0.50
Intermediate Bond Fund	0.25	N/A	0.50
Investment Grade Bond Fund**	0.30	N/A	0.50
Investment Grade Tax-Exempt Bond Fund*	0.30	N/A	N/A
Limited-Term Federal Mortgage Securities Fund	0.20	1.00	N/A
Maryland Municipal Bond Fund*	0.15	N/A	N/A
North Carolina Tax-Exempt Bond Fund*	0.15	N/A	N/A
Seix Floating Rate High Income Fund	0.30	1.00	N/A
Seix Global Strategy Fund*	0.30	N/A	N/A
Seix High Yield Fund**	0.25	N/A	0.50
Short-Term Bond Fund	0.20	1.00	N/A
Short-Term U.S. Treasury Securities Fund	0.18	1.00	N/A
Total Return Bond Fund	0.25	N/A	0.50
U.S. Government Securities Fund	0.30	1.00	N/A
Virginia Intermediate Municipal Bond Fund*	0.15	N/A	N/A
Prime Quality Money Market Fund	0.15	0.25	N/A
Tax-Exempt Money Market Fund	0.15	N/A	N/A
U.S. Government Securities Money Market Fund	0.15	N/A	N/A
U.S. Treasury Money Market Fund	0.15	N/A	N/A
Virginia Tax-Free Money Market Fund	0.15	N/A	N/A

*	Prior to the conversion of C Shares to A Shares on July 31, 2009, the C Share Distribution and Service Fee was 1.00% of average daily net assets.

**	Prior to the conversion of C Shares to R Shares on July 31, 2009, the C Share Distribution and Service Fee was 1.00% of average daily net assets.

Shareholder Servicing Agreement — The High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Seix High Yield Fund, and Total Return Bond Fund have adopted a Shareholder Services Plan for the R Shares. The Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of R Shares. The services may include, among others, providing

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for Corporate Bond Fund and Seix Global Strategy Fund, which have appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the RidgeWorth Complex are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. The current retainer and meeting fees are as follows:

	Chairman($)	Trustee($)

Annual Retainer	93,750	75,000
Regular Meeting Fee	7,750	6,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

The Board approved a deferred compensation plan effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of I Shares of one or more series of the RidgeWorth Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. On May 20, 2008, the Board approved the termination of the deferred compensation plan. The deferred amounts under the plan were paid out to the respective trustees in May 2009.

The Investment Adviser provides services to the RidgeWorth Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the RidgeWorth Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the RidgeWorth Complex and are reflected on the Statements of Operations as “Compliance Services Fees”.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust, to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2009, the following Funds paid SunTrust Robinson Humphrey, Inc., through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

Fund	Fees($)

Prime Quality Money Market Fund	1
U.S. Government Securities Money Market Fund	2
U.S. Treasury Securities Money Market Fund	3

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the six months ended September 30, 2009 were as follows (in thousands):

		Sales and
Fund	Purchases($)	Maturities($)

Corporate Bond Fund	123,538	19,501
Georgia Tax-Exempt Bond Fund	61,339	40,839
High Grade Municipal Bond Fund	52,088	69,154
High Income Fund	184,128	169,702
Intermediate Bond Fund	211,464	134,034
Investment Grade Bond Fund	41,991	62,304
Investment Grade Tax-Exempt Bond Fund	776,223	686,779
Limited Duration Fund	8,660	9,144
Limited-Term Federal Mortgage Securities Fund	2,065	2,090
Maryland Municipal Bond Fund	5,020	6,382
North Carolina Tax-Exempt Bond Fund	20,403	16,574
Seix Floating Rate High Income Fund	588,132	427,603
Seix High Yield Fund	986,250	635,784
Short-Term Bond Fund	123,859	104,803
Total Return Bond Fund	86,599	118,292
Ultra-Short Bond Fund	15,083	18,212
Virginia Intermediate Municipal Bond Fund	25,842	17,849

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the six months ended September 30, 2009, were as follows (in thousands):

		Sales and
Fund	Purchases($)	Maturities($)

Corporate Bond Fund	26,704	31,273
Intermediate Bond Fund	722,377	501,637
Investment Grade Bond Fund	174,232	180,750
Limited Duration Fund	9,002	2,597
Limited-Term Federal Mortgage Securities Fund	56,519	64,640
Seix Global Strategy Fund	303	—
Short-Term Bond Fund	134,822	108,952
Short-Term U.S. Treasury Securities Fund	45,938	64,667
Total Return Bond Fund	769,791	667,813
Ultra-Short Bond Fund	7,378	8,776
U.S. Government Securities Fund	98,161	297,752
U.S. Government Securities Ultra-Short Bond Fund	381,905	30,377

Amounts designated as “—” are $0 or have been rounded to $0.

5.	Temporary Guarantee Program for Money Market Funds

In October 2008, the Prime Quality Money Market Fund, Tax Exempt Money Market Fund and Virginia Tax-Free Money Market Fund (“Participating Funds”) each enrolled in the U.S. Department of the Treasury’s (“Treasury”) $50 billion Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guaranteed the net asset value of shares of participating money market funds as of September 19, 2008. To the extent funds were available in the Program, any shares held by investors in the Participating Funds as of the

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

close of business September 19, 2008 were insured against loss under the Program in the event a Participating Fund liquidated its holdings and the per share value at the time of liquidation is less than $1 per share. The Program only applied to shareholders of record in the Participating Funds as of September 19, 2008. Any purchase of shares of a Participating Fund for a new account after the close of business on September 19, 2008 was not guaranteed.

Participation in the initial three months of the Program required a payment to the Treasury in the amount of 0.010% based on the net asset value of each Participating Fund as of September 19, 2008. For the coverage beginning on December 19, 2008 and extended through September 18, 2009, each Participating Fund paid 0.015% in December 2008 and again in April 2009, based on the net asset value of each Participating Fund as of September 19, 2008. These expenses were borne by the Participating Funds without regard to any expense limitation currently in effect for the Participating Funds and are included in the Statements of Operations.

The Program was not extended beyond September 18, 2009.

6.	Federal Tax Information

At September 30, 2009, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2009 were as follows (in thousands):

				Net Tax Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)

Corporate Bond Fund	162,364	13,022	(435)	12,587
Georgia Tax-Exempt Bond Fund	185,877	11,177	(164)	11,013
High Grade Municipal Bond Fund	66,403	5,267	—	5,267
High Income Fund	71,699	5,312	(1,351)	3,961
Intermediate Bond Fund	1,472,550	55,546	(4,795)	50,751
Investment Grade Bond Fund	459,128	28,158	(1,104)	27,054
Investment Grade Tax-Exempt Bond Fund	1,051,358	51,975	—	51,975
Limited Duration Fund	25,457	87	(127)	(40)
Limited-Term Federal Mortgage Securities Fund	40,325	1,463	—	1,463
Maryland Municipal Bond Fund	29,915	2,148	(75)	2,073
North Carolina Tax-Exempt Bond Fund	48,156	3,049	—	3,049
Seix Floating Rate High Income Fund	890,320	43,688	(20,229)	23,459
Seix Global Strategy Fund	9,842	—	—	—
Seix High Yield Fund	1,287,117	92,551	(18,138)	74,413
Short-Term Bond Fund	440,788	8,626	(6,343)	2,283
Short-Term U.S. Treasury Securities Fund	65,605	936	—	936
Total Return Bond Fund	754,013	32,662	(1,570)	31,092
Ultra-Short Bond Fund	62,524	768	(1,237)	(469)
U.S. Government Securities Fund	130,485	3,878	(525)	3,353
U.S. Government Securities Ultra-Short Bond Fund	506,606	2,597	(725)	1,872
Virginia Intermediate Municipal Bond Fund	199,688	12,723	(423)	12,300
Prime Quality Money Market Fund	5,565,223	—	—	—
Tax-Exempt Money Market Fund	1,813,346	—	—	—
U.S. Government Securities Money Market Fund	1,124,666	—	—	—
U.S. Treasury Money Market Fund	1,019,431	—	—	—
Virginia Tax-Free Money Market Fund	340,375	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2009 was as follows (in thousands):

	Distributions Paid From
	Net	Net Long	Total		Total
	Investment	Term Capital	Taxable	Tax-Exempt	Distributions
Fund	Income($)	Gains($)	Distributions($)	Distributions($)	Paid($)*

Corporate Bond Fund	5,431	—	5,431	—	5,431
Georgia Tax-Exempt Bond Fund	3	—	3	6,804	6,807
High Grade Municipal Bond Fund	24	—	24	4,770	4,794
High Income Fund	4,071	—	4,071	—	4,071
Intermediate Bond Fund	58,043	—	58,043	—	58,043
Investment Grade Bond Fund	19,358	—	19,358	—	19,358
Investment Grade Tax-Exempt Bond Fund	4,233	273	4,506	21,605	26,111
Limited Duration Fund	991	—	991	—	991
Limited-Term Federal Mortgage Securities Fund	3,470	—	3,470	—	3,470
Maryland Municipal Bond Fund	—	—	—	1,364	1,364
North Carolina Tax-Exempt Bond Fund	3	—	3	1,663	1,666
Seix Floating Rate High Income Fund	35,584	—	35,584	—	35,584
Seix Global Strategy Fund	120	—	120	—	120
Seix High Yield Fund	62,443	—	62,443	—	62,443
Short-Term Bond Fund	15,523	—	15,523	—	15,523
Short-Term U.S. Treasury Securities Fund	2,297	—	2,297	—	2,297
Total Return Bond Fund	29,622	—	29,622	—	29,622
Ultra-Short Bond Fund	3,066	—	3,066	—	3,066
U.S. Government Securities Fund	15,377	1,063	16,440	—	16,440
U.S. Government Securities Ultra-Short Bond Fund	3,501	—	3,501	—	3,501
Virginia Intermediate Municipal Bond Fund	4	—	4	7,441	7,445
Prime Quality Money Market Fund	157,821	—	157,821	—	157,821
Tax-Exempt Money Market Fund	1	3	4	26,714	26,718
U.S. Government Securities Money Market Fund	25,343	—	25,343	—	25,343
U.S. Treasury Money Market Fund	11,665	—	11,665	—	11,665
Virginia Tax-Free Money Market Fund	45	54	99	8,644	8,743

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

As of March 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Accumulated		Total
	Undistributed					Capital	Unrealized	Accumulated
	Tax Exempt	Ordinary	Long Term	Accumulated	Distributions	and Other	Appreciation/	Earnings
Fund	Income($)	Income($)	Capital Gains($)	Earnings($)	Payable($)	Losses($)*	(Depreciation)($)**	(Deficit)($)

Corporate Bond Fund	—	219	—	219	(218)	(14,417)	(696)	(15,112)
Georgia Tax-Exempt Bond Fund	755	—	—	755	(563)	(5,708)	(185)	(5,701)
High Grade Municipal Bond Fund	250	—	—	250	(256)	(4,045)	1,140	(2,911)
High Income Fund	—	120	—	120	(314)	(12,656)	(6,189)	(19,039)
Intermediate Bond Fund	—	10,631	1,023	11,654	(3,434)	—	7,372	15,592
Investment Grade Bond Fund	—	361	—	361	(1,656)	(423)	2,560	842
Investment Grade Tax-Exempt Bond Fund	2,062	—	—	2,062	(2,213)	(7,535)	15,150	7,464
Limited Duration Fund	—	25	—	25	(24)	(1,683)	(422)	(2,104)
Limited-Term Federal Mortgage Securities Fund	—	121	—	121	(163)	(20,052)	1,497	(18,597)
Maryland Municipal Bond Fund	52	—	—	52	(94)	(639)	428	(253)
North Carolina Tax-Exempt Bond Fund	78	—	—	78	(141)	(1,772)	173	(1,662)
Seix Floating Rate High Income Fund	—	2,830	—	2,830	(2,582)	(91,399)	(81,341)	(172,492)
Seix Global Strategy Fund	—	268	—	268	—	—	2	270
Seix High Yield Fund	—	4,731	—	4,731	(5,944)	(172,571)	(77,165)	(250,949)
Short-Term Bond Fund	—	910	—	910	(1,029)	(12,772)	(16,452)	(29,343)
Short-Term U.S. Treasury Securities Fund	—	111	—	111	(113)	(576)	1,840	1,262
Total Return Bond Fund	—	3,267	—	3,267	(2,418)	(960)	6,092	5,981
Ultra-Short Bond Fund	—	178	—	178	(152)	(2,710)	(3,535)	(6,219)
U.S. Government Securities Fund	—	6,403	3,223	9,626	(851)	—	22,473	31,248
U.S. Government Securities Ultra-Short Bond Fund	—	279	—	279	(265)	(1,112)	338	(760)
Virginia Intermediate Municipal Bond Fund	552	—	—	552	(586)	(26)	5,849	5,789
Prime Quality Money Market Fund	—	720	—	720	(642)	(4,501)	—	(4,423)
Tax-Exempt Money Market Fund	276	—	—	276	(236)	(73)	—	(33)
U.S. Government Securities Money Market Fund	—	119	—	119	(120)	(23)	—	(24)
U.S. Treasury Money Market Fund	—	214	—	214	(129)	(158)	(6)	(79)
Virginia Tax-Free Money Market Fund	155	125	10	290	(40)	—	—	250

*	As of the latest tax year end of March 31, 2009, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount.

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

	Expires
Fund	2011($)	2012($)	2013($)	2014($)	2015($)	2016($)	2017($)

Corporate Bond Fund	—	—	—	—	4,212	813	570
Georgia Tax-Exempt Bond Fund	—	—	—	—	102	823	2,203
High Grade Municipal Bond Fund	—	—	—	—	—	569	1,863
High Income Fund	—	—	—	—	—	1,188	4,325
Investment Grade Tax-Exempt Bond Fund	—	—	—	—	—	—	5,746
Limited Duration Fund	—	—	—	—	11	—	568
Limited-Term Federal Mortgage Securities Fund	—	4,528	3,272	5,209	4,063	2,980	—
Maryland Municipal Bond Fund	—	—	—	—	—	53	212
North Carolina Tax-Exempt Bond Fund	—	—	—	130	—	496	613
Seix Floating Rate High Income Fund	—	—	—	—	—	2,142	35,827
Seix High Yield Fund	—	—	—	5,154	11,772	15,837	62,376
Short-Term Bond Fund	7,468	22	353	47	1,052	—	888
Short-Term U.S. Treasury Securities Fund	—	—	—	—	576	—	—
Ultra-Short Bond Fund	—	494	548	573	667	—	203
U.S. Government Securities Ultra-Short Bond Fund	—	297	393	272	150	—	—
Virginia Intermediate Municipal Bond Fund	—	—	—	—	—	26	—
Prime Quality Money Market Fund	—	—	—	—	—	26	3,265
Tax-Exempt Money Market Fund	—	—	—	—	—	—	48
U.S. Treasury Money Market Fund	—	—	92	42	5	—	—

During the year ended March 31, 2009, the Intermediate Bond Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, U.S. Government Securities Fund, U.S. Government Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund and the U.S. Treasury Money Market Fund utilized $497, $11,383, $634, $1,606, $4,344, $5,065, $139, $408, $42, respectively, in thousands, in capital loss carryforwards.

Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Total Return Bond Fund, Ultra-Short Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund have incurred and elect to defer $8,822, $2,580, $1,613, $7,143, $423, $1,789, $1,104, $374, $533, $53,430, $77,432, $2,942, $960, $225, $1,210, $25, $23 and $19, respectively, in thousands, in capital and foreign currency losses.

Amounts designated as “—” are $0 or have been rounded to $0.

7.	Risks

The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Corporate Bond, High Income, Seix Global Strategy and Seix High Yield Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

Certain of the Funds may invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Certain of the Funds’ concentrations of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.

Certain of the Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.

The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

8.	Subsequent Events

The Trust has evaluated subsequent events through November 25, 2009, which is the date these financial statements were issued.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below.

				Number of
Name, Business		Term of		Portfolios in
Address, State of	Position	Office and	Principal	Fund	Other
Residence and	Held With	Length of	Occupation(s)	Complex	Directorships
Age	Trust	Time Served	During the Past 5 Years	Overseen	Held
Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 59	Trustee	Indefinite; since January 2007	Chief Operating Officer, Cedar Brook Financial Partners LLC (March 2008-present). Retired (2006-March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	50	GenSpring Trust

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 66	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	50	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.: Acuity Brands, Inc.; GenSpring Trust

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 60	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	50	Total System Services, Inc.; GenSpring Trust

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 68	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	50	WellPoint, Inc.; UniSource Energy Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 51	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	50	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	50	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 74	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	50	None

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Term of Office
Name, Address	Position(s) Held	and Length	Principal Occupation(s)
and Age	with Trust	of Time Served	During the Past 5 Years
OFFICERS:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 36	President and Chief Executive Officer	One year; since July 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004); Relationship Manager, SEI Investments (Financial Services) (1994-2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 48	Vice President; Chief Compliance Officer	One year; since May 2008	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 42	Vice President; Deputy Chief Compliance Officer	One year; since May 2008	Director, RidgeWorth Capital Management, Inc. (since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 45	Treasurer; Chief Financial Officer; Chief Accounting Officer	One year; since March 2007	Senior Vice President, Citi Fund Services Ohio, Inc.

Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219 Age: 44	Secretary; Chief Legal Officer	One year; since May 2009	Vice President (since July 2007), Assistant Counsel (January 2006-July 2007), Regulatory Administration, Citi Fund Services Ohio, Inc.; Employee of CitiStreet LLC (June 2004-May 2005); Employee of Fidelity Investments (1987- 2001)

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through September 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

Corporate Bond Fund	I Shares	1,000.00	1,146.30	2.64	0.49
	A Shares	1,000.00	1,145.10	4.19	0.78
	C Shares	1,000.00	1,140.70	8.00	1.49
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,087.10	3.14	0.60
	A Shares	1,000.00	1,085.00	3.97	0.76
High Grade Muncipal Bond Fund	I Shares	1,000.00	1,100.90	3.37	0.64
	A Shares	1,000.00	1,101.00	4.21	0.80
High Income Fund	I Shares	1,000.00	1,356.60	4.08	0.69
	A Shares	1,000.00	1,351.60	5.78	0.98
	R Shares	1,000.00	1,351.10	8.90	1.51
Intermediate Bond Fund	I Shares	1,000.00	1,044.30	1.49	0.29
	A Shares	1,000.00	1,043.00	2.71	0.53
	R Shares	1,000.00	1,041.70	3.99	0.78
Investment Grade Bond Fund	I Shares	1,000.00	1,068.80	2.90	0.56
	A Shares	1,000.00	1,067.10	4.56	0.88
	R Shares	1,000.00	1,065.30	7.14	1.38
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,080.70	2.82	0.54
	A Shares	1,000.00	1,079.10	4.38	0.84
Limited Duration Fund	I Shares	1,000.00	1,017.60	1.11	0.22
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,030.90	3.16	0.62
	A Shares	1,000.00	1,029.90	4.22	0.83
	C Shares	1,000.00	1,025.80	8.23	1.62
Maryland Municipal Bond Fund	I Shares	1,000.00	1,082.30	3.34	0.64
	A Shares(a)	1,000.00	1,043.00	1.38	0.81
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,091.20	3.25	0.62
	A Shares	1,000.00	1,089.50	4.03	0.77
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,193.20	2.69	0.49
	A Shares	1,000.00	1,189.80	4.28	0.78
	C Shares	1,000.00	1,187.30	8.12	1.48
Seix Global Strategy Fund	I Shares	1,000.00	983.70	4.18	0.84
	A Shares(b)	1,000.00	998.10	4.34	1.15
Seix High Yield Fund	I Shares	1,000.00	1,221.50	2.73	0.49
	A Shares	1,000.00	1,221.10	4.18	0.75
	R Shares	1,000.00	1,216.60	7.22	1.30

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

Short-Term Bond Fund	I Shares	1,000.00	1,065.80	2.38	0.46
	A Shares	1,000.00	1,064.40	3.52	0.68
	C Shares	1,000.00	1,060.30	7.54	1.46
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,004.80	2.51	0.50
	A Shares	1,000.00	1,003.90	3.47	0.69
	C Shares	1,000.00	999.80	7.47	1.49
Total Return Bond Fund	I Shares	1,000.00	1,063.00	1.55	0.30
	A Shares	1,000.00	1,060.80	2.79	0.54
	R Shares	1,000.00	1,060.20	4.29	0.83
Ultra-Short Bond Fund	I Shares	1,000.00	1,050.80	1.70	0.33
U.S. Government Securities Fund	I Shares	1,000.00	990.80	2.89	0.58
	A Shares	1,000.00	989.30	4.44	0.89
	C Shares	1,000.00	985.90	7.92	1.59
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,025.90	1.32	0.26
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,054.80	3.14	0.61
	A Shares	1,000.00	1,054.20	3.91	0.76
Prime Quality Money Market Fund	I Shares	1,000.00	1,000.60	2.06	0.41
	A Shares	1,000.00	1,000.10	2.56	0.51
	C Shares	1,000.00	1,000.10	2.51	0.50
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,000.60	1.66	0.33
	A Shares	1,000.00	1,000.10	2.26	0.45
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,000.50	1.45	0.29
	A Shares	1,000.00	1,000.10	1.96	0.39
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,000.30	0.95	0.19
	A Shares	1,000.00	1,000.10	1.20	0.24
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,000.70	1.91	0.38
	A Shares	1,000.00	1,000.10	2.51	0.50

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

(a)	Information shown reflects values from August 1, 2009 (commencement of operations) to September 30, 2009 and has been calculated using expense ratios and rates of return for the same period. Maryland Municipal Bond Fund A Shares was not operational from April 1, 2009 to July 31, 2009.

(b)	Information shown reflects values from May 6, 2009 (commencement of operations) to September 30, 2009 and has been calculated using expense ratios and rates of return for the same period.

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

Corporate Bond Fund	I Shares	1,000.00	1,022.61	2.48	0.49
	A Shares	1,000.00	1,021.16	3.95	0.78
	C Shares	1,000.00	1,017.60	7.54	1.49
Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,021.26	3.85	0.76
High Grade Muncipal Bond Fund	I Shares	1,000.00	1,021.86	3.24	0.64
	A Shares	1,000.00	1,021.06	4.05	0.80
High Income Fund	I Shares	1,000.00	1,021.61	3.50	0.69
	A Shares	1,000.00	1,020.16	4.96	0.98
	R Shares	1,000.00	1,017.50	7.64	1.51
Intermediate Bond Fund	I Shares	1,000.00	1,023.61	1.47	0.29
	A Shares	1,000.00	1,022.41	2.69	0.53
	R Shares	1,000.00	1,021.16	3.95	0.78
Investment Grade Bond Fund	I Shares	1,000.00	1,022.26	2.84	0.56
	A Shares	1,000.00	1,020.66	4.46	0.88
	R Shares	1,000.00	1,018.15	6.98	1.38
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.36	2.74	0.54
	A Shares	1,000.00	1,020.86	4.26	0.84
Limited Duration Fund	I Shares	1,000.00	1,023.97	1.12	0.22
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,021.96	3.14	0.62
	A Shares	1,000.00	1,020.91	4.20	0.83
	C Shares	1,000.00	1,016.95	8.19	1.62
Maryland Municipal Bond Fund	I Shares	1,000.00	1,021.86	3.24	0.64
	A Shares(a)	1,000.00	1,007.00	1.36	0.81
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,021.96	3.14	0.62
	A Shares	1,000.00	1,021.21	3.90	0.77
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,022.61	2.48	0.49
	A Shares	1,000.00	1,021.16	3.95	0.78
	C Shares	1,000.00	1,017.65	7.49	1.48
Seix Global Strategy Fund	I Shares	1,000.00	1,020.86	4.26	0.84
	A Shares(b)	1,000.00	1,014.56	4.38	1.15
Seix High Yield Fund	I Shares	1,000.00	1,022.61	2.48	0.49
	A Shares	1,000.00	1,021.31	3.80	0.75
	R Shares	1,000.00	1,018.55	6.58	1.30
Short-Term Bond Fund	I Shares	1,000.00	1,022.76	2.33	0.46
	A Shares	1,000.00	1,021.66	3.45	0.68
	C Shares	1,000.00	1,017.75	7.38	1.46
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,022.56	2.54	0.50
	A Shares	1,000.00	1,021.61	3.50	0.69
	C Shares	1,000.00	1,017.60	7.54	1.49

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/09($)	09/30/09($)	04/01/09-09/30/09($)	04/01/09-09/30/09(%)

Total Return Bond Fund	I Shares	1,000.00	1,023.56	1.52	0.30
	A Shares	1,000.00	1,022.36	2.74	0.54
	R Shares	1,000.00	1,020.91	4.20	0.83
Ultra-Short Bond Fund	I Shares	1,000.00	1,023.41	1.67	0.33
U.S. Government Securities Fund	I Shares	1,000.00	1,022.16	2.94	0.58
	A Shares	1,000.00	1,020.61	4.51	0.89
	C Shares	1,000.00	1,017.10	8.04	1.59
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.76	1.32	0.26
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,021.26	3.85	0.76
Prime Quality Money Market Fund	I Shares	1,000.00	1,023.01	2.08	0.41
	A Shares	1,000.00	1,022.51	2.59	0.51
	C Shares	1,000.00	1,022.56	2.54	0.50
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,023.41	1.67	0.33
	A Shares	1,000.00	1,022.81	2.28	0.45
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,023.61	1.47	0.29
	A Shares	1,000.00	1,023.11	1.98	0.39
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,024.12	0.96	0.19
	A Shares	1,000.00	1,023.87	1.22	0.24
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,023.16	1.93	0.38
	A Shares	1,000.00	1,022.56	2.54	0.50

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

(a)	Information shown reflects values from August 1, 2009 (commencement of operations) to September 30, 2009 and has been calculated using expense ratios and rates of return for the same period. Maryland Municipal Bond Fund A Shares was not operational from April 1, 2009 to July 31, 2009.

(b)	Information shown reflects values from May 6, 2009 (commencement of operations) to September 30, 2009 and has been calculated using expense ratios and rates of return for the same period.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
www.ridgeworth.com
Investment Subadvisers:
Seix Investment Advisors LLC
10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458
www.seixadvisors.com
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta, GA 30303
www.stableriver.com
This information must be preceded or accompanied by
a current prospectus for each Fund described. An
investor should consider the Fund’s investment
objectives, risks, charges and expenses carefully
before investing or sending money. This and other
important information about RidgeWorth Funds can be
found in the Fund’s prospectus. For additional
information, please call 1-888-784-3863, or visit
www.ridgeworthfunds.com. Please read the prospectus
carefully before investing.
Distributor:
RidgeWorth Distributors LLC
Not FDIC Insured • No Bank Guarantee • May Lose Value
RFSAR-BMM-0909
11/09

2009 Semi-Annual Report
Institutional Money
Market Funds
September 30, 2009

RIDGEWORTH FUNDS September 30, 2009

LETTER TO SHAREHOLDERS
September 30,2009
Dear Valued Shareholder:
We are pleased to share with you our semi-annual report for the six-month period ended September 30, 2009. As we compare the environment today to the environment at the time of our last letter in March, we cannot remember two more distinct periods for the economy or the markets than those that we have just experienced. In the March letter, we spoke of severe economic weakness, market illiquidity, and plunging equity values. However, in this letter, we are pleased to report a dramatic period of recovery and repair which, though far from complete, helped spark a sharp rally in the global equity and credit markets.
In the past six months, we have likely witnessed the end to the most severe recession since the Great Depression and the beginning of what we believe will be a long recovery process. Federal Reserve Chairman Ben Bernanke commented that the recession is “very likely over,” reflecting the unmistakable increase in global activity in the third quarter. Global production rebounded sharply following a year and a half of aggressive cost cutting and plant closures that pushed aggregate output well below demand. Consumer spending also appeared to recover as consumers flocked to take advantage of bargains in the “cash-for-clunkers” stimulus program. As a result the economy grew at a 3 1/2% seasonally adjusted annual rate (real Gross Domestic Product1) in the third quarter. Still, the labor and housing markets remained weak. Headline inflation remained low due mostly to continued slack in the labor, housing and manufacturing sectors, but energy and commodity prices rose putting something of a floor under the Consumer Price Index.
The Federal Reserve kept rates unchanged against the backdrop of more stable/positive growth, further weakness in the value of the dollar, and budding inflation pressures, reiterating their intent to keep rates low for an “extended period.” Still, the Federal Open Market Committee noted that several market support programs that have been an important part of the quantitative easing effort will end or be gradually phased out. Historically, the Fed tends to wait until the economy is on solid footing after a period of pronounced weakness before it begins raising interest rates. Declining unemployment tends to have one of the better correlations with Fed actions.
Stocks moved sharply higher between March 31 and September 30, and the S&P 500 Index2 capped the best six-month performance in over 25 years. A 70% jump in financials led the rally, followed by strong gains in industrials, materials, and consumer discretionary stocks. The rebound in financials helped the value style easily outperform the growth style, though growth still led by a considerable margin over the past year. International stocks outperformed domestic stocks and were helped by a declining dollar. The bond market also gained during the period, helped by low short-term rates and a sharp narrowing in credit spreads. Corporate and high yield bonds outperformed, as improved growth prospects and increased liquidity boosted demand for higher yields.
Looking ahead, we believe the economy is turning the corner on the worst recession in recent memory and will generate positive growth into 2010. In that sense, we see the glass as half-full. To be sure, there are a number of headwinds facing the economy and the markets, including high consumer leverage, unwinding of the massive fiscal stimulus efforts, higher taxes, and an increase in costly regulation, which will likely slow the pace of rebuilding. These forces will not likely determine whether or not there is a recovery, but rather will tend to sculpt the character and trajectory of the expansion. Inflation will likely return to positive territory in 2010 as a lower dollar and firming commodity prices turn from the sharp

1

declines over the past year. However, significant economic “slack” in the labor markets and manufacturing sector will likely keep core inflation low. We expect the Federal Reserve to gradually turn its attention to an exit strategy and begin raising short-term interest rates sometime next year, but the timing and pace will be determined by stability in the economy; especially the labor market.
We close this letter with a note of thanks to you, our valued shareholder and client. The markets performed very well over the past six months and our managers continued to deliver strong relative returns. But we know it comes on the heels of an unsettling period of instability, and we very much appreciate your continued confidence. Rest assured we will continue to work tirelessly to deliver the outstanding performance you have come to expect from the RidgeWorth Funds.
Sincerely,

David Eidson Chairman and CEO RidgeWorth Capital Management, Inc.	Ashi Parikh President and CIO RidgeWorth Capital Management, Inc.

[1]	Gross Domestic Product is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

[2]	The S&P 500 Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

2

PORTFOLIO COMPOSITION (As a Percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2009
(Unaudited)
Institutional Cash Management Money Market Fund

Commercial Paper	43.2%
U.S. Government Agencies	21.2%
Certificates of Deposit	20.6%
Money Market Funds	7.3%
Corporate Bonds	3.0%
Time Deposits	2.6%
Municipal Bonds	1.9%
Short-Term Investment	0.2%
Institutional Municipal Cash Reserve Money Market Fund

Municipal Bonds	93.7%
Money Market Funds	6.3%
Institutional U.S. Government Securities Money Market Fund

U.S. Government Agencies	55.9%
Repurchase Agreements	29.5%
Money Market Funds	13.7%
U.S. Treasury Obligation	0.9%
Institutional U.S. Treasury Securities Money Market Fund

U.S.Treasury Obligations	59.0%
Repurchase Agreements	37.3%
Money Market Funds	3.7%
Portfolio composition is subject to change.

3

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (20.8%)
Banks (14.2%)
Bank of America Corp., 0.240%, 12/16/09(a)	20,000	20,000
BNP Paribas, 0.440%, 10/27/09	20,500	20,500
BNP Paribas, 0.640%, 11/10/09	15,000	15,000
BNP Paribas, 0.530%, 12/10/09	23,000	23,000
BNP Paribas, 0.310%, 03/29/10	20,000	20,000
Canadian Imperial Bank of Commerce, 0.310%, 10/16/09	10,000	10,000
Canadian Imperial Bank of Commerce, 0.180%, 10/29/09	20,000	20,000
Lloyds TSB Bank PLC, 0.370%, 11/18/09	25,000	25,000
Rabobank, 0.400%, 10/19/09	33,800	33,803
Rabobank, 0.540%, 11/13/09	14,845	14,845
Rabobank, 0.550%, 12/01/09	9,600	9,601
Rabobank, 0.420%, 01/04/10	11,000	11,000
Royal Bank of Scotland, 0.430%, 11/13/09	14,500	14,500
Royal Bank of Scotland, 0.300%, 12/17/09	16,350	16,350
Societe Generale, 0.640%, 10/22/09	15,000	15,000
Societe Generale, 0.560%, 12/03/09	16,000	16,000
Societe Generale, 0.500%, 02/01/10	15,000	15,000
Societe Generale, 0.370%, 02/26/10	20,000	20,000
Societe Generale, 0.320%, 03/10/10	13,900	13,900
Toronto-Dominion Bank, 0.520%, 11/10/09	28,200	28,200
Toronto-Dominion Bank, 0.460%, 12/15/09	16,000	16,000
Toronto-Dominion Bank, 0.400%, 02/16/10	23,000	23,004
Toronto-Dominion Bank, 0.330%, 03/18/10	9,700	9,701

		410,404

Diversified Financial Services (6.6%)
ASB Finance Corp., 0.660%, 01/13/10(a)(b)	19,000	19,000
Barclays Bank PLC, 0.700%, 12/22/09	24,000	24,000
Barclays Bank PLC, 0.780%, 01/11/10	29,000	29,001
Barclays Bank PLC, 0.720%, 01/29/10	24,800	24,800
Calyon North America, Inc., 0.260%, 11/25/09	18,750	18,750
Calyon North America, Inc., 0.260%, 12/04/09	13,000	13,000
Calyon North America, Inc., 0.250%, 12/22/09	17,000	17,000
UBS AG, 0.550%, 10/29/09	15,200	15,200
Westpac Banking Corp., 0.550%, 11/13/09(b)	14,000	14,000
Westpac Banking Corp., 0.241%, 12/09/09(b)	17,000	17,000

		191,751

Total Certificates of Deposit		602,155

Commercial Paper (43.7%)
Banks (8.0%)
Abbey National LLC, 0.180%, 10/15/09(c)	28,550	28,548
Australia & New Zealand Banking Group, 0.240%, 11/10/09(a)(c)	11,000	10,997
Australia & New Zealand Banking Group, 0.270%, 11/17/09(a)(c)	23,000	22,992
Banco Santander Central Hispano SA, 0.501%, 01/15/10(c)	20,000	19,971
Banco Santander Central Hispano SA, 0.321%, 04/09/10(c)	15,000	14,975
Bank of America Corp., 0.200%, 10/08/09(c)	15,200	15,199
Bank of Nova Scotia, 0.315%, 03/16/10(c)	11,000	10,984
HSBC Bank USA, 0.200%, 11/09/09(c)	15,000	14,997
HSBC Bank USA, 0.240%, 12/15/09(c)	40,000	39,980
HSBC Bank USA, 0.240%, 01/04/10(c)	22,500	22,486
Lloyds TSB Bank PLC, 0.240%, 12/29/09(c)	20,000	19,988
Rabobank USA Financial Corp., 0.310%, 01/15/10(c)	10,700	10,690

		231,807

See Notes to Financial Statements.

4

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Consumer Staples (1.6%)
Procter & Gamble Co., 0.200%, 10/01/09(a)(c)	20,000	20,000
Procter & Gamble Co., 0.240%, 12/14/09(a)(c)	10,000	9,995
Wal-Mart Stores, Inc., 0.060%, 10/06/09(a)(c)	16,470	16,470

		46,465

Diversified Financial Services (30.3%)
Allianz Finance Corp., 0.170%, 10/16/09(a)(c)	17,000	16,999
Allianz Finance Corp., 0.300%, 11/09/09(a)(c)	15,000	14,995
CBA Delaware Finance, Inc., 0.230%, 10/23/09(c)	11,000	10,998
CBA Delaware Finance, Inc., 0.250%, 11/25/09(c)	20,575	20,567
CBA Delaware Finance, Inc., 0.235%, 12/15/09(c)	28,000	27,986
CME Group, Inc., 0.170%, 10/13/09(a)(c)	4,460	4,460
CME Group, Inc., 0.170%, 11/02/09(a)(c)	10,000	9,998
Export Development Corp., 0.190%, 11/24/09(c)	20,000	19,994
Fairway Finance Corp., 0.200%, 10/21/09(a)(c)	20,000	19,998
Fairway Finance Corp., 0.200%, 10/26/09(a)(c)	20,000	19,997
Falcon Asset Securitization Corp., 0.250%, 10/05/09(a)(c)	19,000	18,999
Falcon Asset Securitization Corp., 0.190%, 10/08/09(a)(c)	15,000	14,999
Falcon Asset Securitization Corp., 0.190%, 10/14/09(a)(c)	10,000	9,999
GlaxoSmithKline PLC, 0.160%, 10/01/09(a)(c)	30,000	30,000
ING (U.S.) Funding LLC, 0.180%, 10/09/09(c)	19,000	18,999
ING (U.S.) Funding LLC, 0.190%, 10/14/09(c)	10,000	9,999
John Deere Capital Corp., 0.160%, 10/08/09(a)(c)	15,000	15,000
John Deere Capital Corp., 0.150%, 10/15/09(a)(c)	12,000	11,999
JPMorgan Chase & Co., 0.270%, 10/06/09(a)(c)	14,500	14,499
JPMorgan Chase & Co., 0.190%, 10/16/09(a)(c)	17,000	16,999
JPMorgan Chase & Co., 0.260%, 11/16/09(a)(c)	23,000	22,992
JPMorgan Chase & Co., 0.290%, 12/17/09(a)(c)	9,500	9,494
KfW, 0.170%, 10/09/09(a)(c)	24,000	23,999
KfW, 0.190%, 10/15/09(a)(c)	8,000	7,999
KfW, 0.170%, 11/13/09(a)(c)	15,000	14,997
KfW, 0.195%, 12/30/09(a)(c)	15,000	14,993
Liberty Street Funding Corp., 0.210%, 10/01/09(a)(c)	11,000	11,000
Liberty Street Funding Corp., 0.260%, 10/07/09(a)(c)	5,000	5,000
Liberty Street Funding Corp., 0.220%, 10/21/09(a)(c)	8,650	8,649
Liberty Street Funding Corp., 0.200%, 10/26/09(a)(c)	11,000	10,998
Liberty Street Funding Corp., 0.270%, 11/16/09(a)(c)	9,000	8,997
Market Street Funding Corp., 0.200%, 10/07/09(a)(c)	28,000	27,999
National Australia Funding LLC, 0.280%, 10/07/09(a)(c)	11,000	10,999
National Australia Funding LLC, 0.260%, 11/03/09(a)(c)	17,000	16,996
National Australia Funding LLC, 0.265%, 11/04/09(a)(c)	17,000	16,996
Nestle Capital Corp., 0.200%, 01/25/10(a)(c)	10,000	9,994
Nestle Finance International Ltd., 0.110%, 10/05/09(c)	20,000	20,000
New York Life Insurance Capital Corp., 0.250%, 11/12/09(a)(c)	14,710	14,706
Old Line Funding LLC, 0.210%, 10/15/09(a)(c)	12,000	11,999
Old Line Funding LLC, 0.200%, 10/29/09(a)(c)	30,600	30,594
Park Avenue Receivables Corp., 0.190%, 10/06/09(a)(c)	10,000	10,000
Park Avenue Receivables Corp., 0.190%, 10/13/09(a)(c)	13,000	12,999
Park Avenue Receivables Corp., 0.200%, 11/12/09(a)(c)	21,937	21,932

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Shell International Finance BV, 0.160%, 10/16/09(a)(c)	13,000	12,999
Straight-A Funding LLC, 0.240%, 10/09/09(a)(c)	8,500	8,500
Straight-A Funding LLC, 0.280%, 11/05/09(a)(c)	15,000	14,996
Straight-A Funding LLC, 0.250%, 11/06/09(a)(c)	6,000	5,999
Straight-A Funding LLC, 0.230%, 12/02/09(a)(c)	15,760	15,754
Straight-A Funding LLC, 0.230%, 12/11/09(a)(c)	5,000	4,998
Straight-A Funding LLC, 0.230%, 12/14/09(a)(c)	17,000	16,992
Straight-A Funding LLC, 0.220%, 12/16/09(a)(c)	5,000	4,998
Straight-A Funding LLC, 0.230%, 12/18/09(a)(c)	15,000	14,993
Total Capital, 0.180%, 12/31/09(a)(c)	6,125	6,122
UBS Finance Delaware LLC, 0.511%, 11/12/09(c)	7,000	6,996
UBS Finance Delaware LLC, 0.300%, 11/27/09(c)	25,000	24,988
Unilever Capital Corp., 0.190%, 10/06/09(a)(c)	20,000	19,999
Westpac Banking Corp., 0.260%, 11/19/09(a)	15,000	14,995
Westpac Banking Corp., 0.200%, 12/22/09(a)(c)	15,000	14,993
Westpac Banking Corp., 0.401%, 01/13/10(a)(c)	15,000	14,983

		875,121

Health Care (2.2%)
Abbott Laboratories, 0.130%, 10/28/09(a)(c)	30,000	29,997
Abbott Laboratories, 0.200%, 11/09/09(a)(c)	20,000	19,996
Pfizer, Inc., 0.310%, 12/10/09(a)(c)	15,000	14,991

		64,984

Utilities (1.6%)
E.ON AG, 0.440%, 10/01/09(a)(c)	14,500	14,500
GDF Suez, 0.210%, 10/06/09(a)(c)	21,300	21,299
GDF Suez, 0.190%, 10/28/09(a)(c)	10,000	9,999

		45,798

Total Commercial Paper		1,264,175

Corporate Bonds (3.0%)
Banks (2.7%)
International Bank for Reconstruction & Development, 0.421%, 02/08/10(b)	40,000	40,007
Wachovia Bank N.A., 0.733%, 11/02/09(b)	30,250	30,256
Wells Fargo & Co., 0.349%, 03/23/10(b)	6,500	6,502

		76,765

Diversified Financial Services (0.3%)
JPMorgan Chase & Co., Ser C, MTN, 0.304%, 05/07/10(b)	10,000	9,983

Total Corporate Bonds		86,748

Municipal Bonds (2.0%)
California (0.2%)
Irvine Ranch Water District, Ser A, GO, 0.280%, 10/01/41, LOC: U.S. Bank N.A.(b)	5,800	5,800

Florida (0.1%)
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.290%, 08/15/27, LOC: Branch Banking & Trust Co.(b)	4,000	4,000

Georgia (0.3%)
Glynn-Brunswick Memorial Hospital Authority, Kings Bay Community Hospital, Inc., Ser B, RB, 0.290%, 08/01/38, LOC: Branch Banking & Trust Co.(b)	8,190	8,190

Kentucky (0.3%)
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-3, RB, 0.280%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	5,000	5,000

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Kentucky—continued

Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-4, RB, 0.290%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	2,000	2,000

		7,000

Maryland (0.1%)
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.320%, 07/01/35, LOC: Branch Banking & Trust Co.(b)	4,000	4,000

Missouri (0.3%)
Missouri State Development Finance Board Lease, Commercial Paper Notes, RB, 0.300%, 10/08/09	8,208	8,208

Pennsylvania (0.1%)
Pennsylvania State Higher Educational Facilities Authority, Gannon University, RB, 0.310%, 05/01/15, LOC: PNC Bank N.A.(b)	1,975	1,975
Philadelphia Authority for Industrial Development, Bakers Bay Elderly Associates, RB, 0.310%, 11/01/27, LOC: PNC Bank N.A.(b)	1,815	1,815

		3,790

Virginia (0.2%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.290%, 05/28/21, LOC: Branch Banking & Trust Co.(b)	5,000	5,000

West Virginia (0.1%)
West Virginia State Hospital Finance Authority, West Virginia University Hospitals, Inc., Ser A, RB, 0.290%, 06/01/33, LOC: Branch Banking & Trust Co.(b)	2,600	2,600

Wisconsin (0.3%)
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care Metro, Inc., Ser B, RB, 0.250%, 04/01/28, LOC: U.S. Bank N.A.(b)	8,000	8,000

Total Municipal Bonds		56,588

U.S. Government Agencies (21.5%)
Fannie Mae (2.7%)
3.875%, 12/10/09	9,100	9,152
0.949%, 02/03/10(c)	35,000	34,886
0.400%, 07/13/10(b)	35,000	34,983

		79,021

Federal Farm Credit Bank (2.3%)
0.193%, 01/15/10(b)	13,000	13,000
0.214%, 05/04/10(b)	35,000	35,000
0.226%, 09/03/10(b)	20,000	20,000

		68,000

Federal Home Loan Bank (13.8%)
0.210%, 01/13/10(b)	13,000	12,999
0.196%, 01/19/10(b)	65,000	64,955
0.396%, 02/19/10(b)	7,500	7,504
0.790%, 03/11/10(b)	40,000	40,000
0.790%, 03/11/10(b)	17,500	17,499
0.019%, 03/23/10(b)	37,000	37,000
0.337%, 04/01/10(b)	35,000	35,000
0.288%, 04/05/10(b)	35,000	35,000
0.590%, 04/14/10(b)	25,000	25,000
0.350%, 05/12/10(b)	16,000	16,000
0.500%, 05/20/10, Callable 11/20/09 @ 100(b)	18,790	18,789
0.250%, 05/28/10(b)	25,000	25,000
0.625%, 06/22/10, Callable 12/22/09 @ 100	15,000	15,000
0.650%, 07/28/10, Callable 10/28/09 @ 100	22,500	22,500
0.500%, 10/05/10, Callable 04/05/10 @ 100	23,000	22,997

		395,243

Freddie Mac (2.7%)
0.735%, 10/23/09(c)	35,000	34,985
0.140%, 01/27/10(c)	20,000	19,991
3.125%, 02/04/10	8,500	8,560
0.502%, 07/01/10(c)	15,000	14,943

		78,479

Total U.S. Government Agencies		620,743

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (0.2%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 10/01/09(b)	5,107	5,107

Total Short-Term Investment		5,107

Money Market Funds (7.3%)
Goldman Sachs Financial Square Funds — Government Fund	132,000,000	132,000
JPMorgan U.S. Government Money Market Fund	80,000,000	80,000

Total Money Market Funds		212,000

Time Deposits (2.6%)
Banks (2.6%)
BNP Paribas, 0.060%, 10/01/09(b)	10,259	10,259
Calyon, 0.130%, 10/01/09(b)	28,004	28,004
Deutsche Bank AG, 0.040%, 10/01/09(b)	2,004	2,004
Societe Generale, 0.080%, 10/01/09(b)	35,006	35,006

Total Time Deposits		75,273

Total Investments (Cost $2,922,789)(d) — 101.1%		2,922,789
Liabilities in excess of other assets — (1.1)%		(31,948)

Net Assets — 100.0%		$2,890,841

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 32.7% of net assets as of September 30, 2009.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(c)	Rate represents the effective yield at purchase.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

GO	— General Obligation

LOC	— Letter of Credit

MTN	— Medium Term Note

RB	— Revenue Bond

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.5%)
Alabama (2.4%)
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.390%, 06/01/28(a)	2,290	2,290

Arkansas (3.5%)
West Memphis Public Facilities Board Multifamily, Housing Meadows Apartments Project, RB, AMT, 0.470%, 12/01/34, FHLMC(a)	3,350	3,350

California (1.0%)
California Municipal Finance Authority Solid Waste Disposal, Waste Management, Inc. Project, Ser A, RB, AMT, 0.400%, 02/01/19, LOC: JPMorgan Chase Bank(a)	1,000	1,000

Colorado (3.4%)
Denver City & County Airport, Ser C, RB, AMT, 0.390%, 11/15/25, LOC: Lloyds TSB Bank PLC(a)	3,250	3,250

Florida (12.6%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, AMT, 0.400%, 06/15/34, FNMA(a)	3,410	3,410
Florida Housing Finance Corp. Multifamily Mortgage, Cutler Riverside Preservation LP, RB, AMT, 0.450%, 06/01/48, FHLMC(a)	1,000	1,000
Florida Housing Finance Corp. Multifamily, Housing Falls of Venice Project, RB, AMT, 0.330%, 12/01/31, FNMA(a)	3,950	3,950
Jacksonville Economic Development Commission Special Facilities Airport, Holland Sheltair, Ser A-1, RB, AMT, 0.550%, 11/01/34, LOC: Bank of America N.A.(a)	1,765	1,765
Palm Beach County Housing Finance Authority Multifamily, Azalea Place Apartments Project, Ser A, RB, AMT, 0.400%, 12/01/32, FHLMC(a)(b)	2,095	2,095

		12,220

Georgia (2.9%)
Gwinnett County School District, GO, 5.000%, 02/01/10	1,000	1,015
Private Colleges & Universities Authority, Agnes Scott College, RB, 4.000%, 06/01/10	1,000	1,021
Valdosta-Lowndes County Industrial Development Authority, Martins Famous Pastry, Ser A, RB, AMT, 0.640%, 06/01/29, LOC: Wachovia Bank N.A.(a)	750	750

		2,786

Hawaii (0.9%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.450%, 07/01/33, LOC: Bank of Nova Scotia(a)	870	870

Illinois (10.2%)
Chicago Industrial Development, Evans Food Products Co. Project, RB, AMT, 0.600%, 12/01/18, LOC: Bank of America N.A.(a)	2,250	2,250
Elmhurst Industrial Development, John Sakash Co., Inc. Project, RB, AMT, 0.600%, 02/01/25, LOC: LaSalle Bank N.A.(a)	1,500	1,500
Illinois Finance Authority, Northwestern University, Subser B, RB, 0.580%, 12/01/34(a)	500	500
Illinois Finance Authority, Revenue Refunding Bonds, Ser 2008-A, 0.400%, 10/07/09	2,910	2,910

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Municipal Cash Reserve Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Illinois—continued

Upper River Valley Development Authority Industrial Development, Streator Industrial Handling, Inc. Project, RB, AMT, 0.600%, 12/01/29, LOC: LaSalle Bank N.A.(a)	2,725	2,725

		9,885

Indiana (2.1%)
Indiana Health Facility Financing Authority, Ascension, Ser E6, RB, 0.600%, 11/15/39(a)	1,000	1,000
Indiana Transportation Finance Authority, Airport Facilities Lease, Ser A, RB, 6.000%, 11/01/09, AMBAC	1,000	1,004

		2,004

Maryland (5.5%)
Maryland State Community Development, Administration Department Housing & Community Development , Ser 1206, RB, AMT, 0.480%, 09/01/11, LIQ FAC: JPMorgan Chase & Co.(a)(b)	1,710	1,710
Maryland State Industrial Development Financing Authority, Economic Development , Hardwire LLC Project, RB, AMT, 0.550%, 11/01/27, LOC: Bank of America N.A.(a)	3,000	3,000
University System of Maryland, Ser A, RB, 0.550%, 07/01/23(a)	560	560

		5,270

Massachusetts (1.8%)
Massachusetts Bay Transportation Authority Sales Tax, Ser A, RB, 2.000%, 07/01/30, Mandatory Put 02/17/10 @ 100(a)	1,000	1,005
Massachusetts Development Finance Agency, RB, AMT, 0.470%, 12/01/21, LOC: Sovereign Bank New England(a)(b)	275	275
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 0.480%, 11/01/33, Mandatory Put 07/08/10 @ 100(a)	500	500

		1,780

Michigan (0.8%)
Michigan State, COP, 5.500%, 06/01/18, Prerefunded 06/01/10 @ 100, AMBAC	725	748

Minnesota (0.3%)
Rochester Health Care Facilities, Mayo Clinic, Ser D, RB, 0.700%, 11/15/38(a)	300	300

Mississippi (4.2%)
Mississippi Business Finance Corp., Industrial Development, Central Baking Co., RB, AMT, 0.550%, 11/01/25, LOC: Bank of America N.A.(a)	3,000	3,000
Mississippi Business Finance Corp., Solid Waste Disposal, Mississippi Power Co., RB, AMT, 0.360%, 05/01/28(a)	1,020	1,020

		4,020

North Carolina (3.8%)
Alamance County, GO, 4.100%, 05/01/10	700	712
Guilford County Industrial Facilities & Pollution Control Financing Authority, Snider Tire, Inc., RB, AMT, 0.640%, 10/01/19, LOC: Wachovia Bank N.A.(a)	2,000	2,000
Mecklenburg County, Ser A, GO, 2.000%, 02/01/26, Mandatory Put 11/05/09 @ 100(a)	1,000	1,001

		3,713

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Municipal Cash Reserve Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oregon (1.0%)
Gilliam County, Solid Waste Disposal, Waste Management of Oregon, Inc. Project, RB, AMT, 0.350%, 10/01/18, LOC: JPMorgan Chase Bank(a)	1,000	1,000

Pennsylvania (7.4%)
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, AMT, 0.420%, 11/01/25, LOC: Bank of Nova Scotia(a)	1,000	1,000
Montgomery County Industrial Development Authority, 0.400%, 12/08/09	1,400	1,400
Pennsylvania Economic Development Financing Authority Exempt Facilities, Water Co. Project, Ser A, RB, AMT, 0.430%, 10/01/29, LOC: PNC Bank N.A.(a)	2,000	2,000
Pennsylvania State University, Ser B, RB, 1.500%, 06/01/31(a)	800	808
Philadelphia Airport, Ser C, RB, AMT, 0.370%, 06/15/25, LOC: TD Bank N.A.(a)	1,900	1,900

		7,108

Puerto Rico (5.2%)
Barclays Capital Municipal Trust Receipts Various States, Ser 10-B, RB, 0.350%, 08/01/57, LIQ FAC: Barclays Bank PLC(a)(b)	4,000	4,000
Childrens Trust Fund (The), TOB Settlement, RB, 5.750%, 07/01/14, Prerefunded 07/01/10 @ 100	1,000	1,038

		5,038

South Carolina (2.3%)
South Carolina Jobs-Economic Development Authority Industrial Development, Imagepoint, Inc. Project, RB, AMT, 0.640%, 12/01/23, LOC: Wachovia Bank N.A.(a)	2,250	2,250

Tennessee (1.2%)
Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University, Ser B-3, RB, 5.000%, 10/01/44, Callable 04/01/10 @ 100, NATL-RE	215	220
Tennessee Housing Development Agency, Ser 2, RB, 0.900%, 07/10/10	890	890

		1,110

Texas (3.8%)
Harris County, 0.450%, 11/04/09	2,000	2,000
Harris County, Toll Road Senior Lien, Ser B-2, RB, 2.000%, 08/15/21, Mandatory Put 08/12/10 @ 100	585	594
Texas State, Tax & Revenue Anticipation Notes, RB, 2.500%, 08/31/10	1,100	1,121

		3,715

Virginia (15.0%)
Emporia Industrial Development Authority, Toll III LP Project, RB, AMT, 0.550%, 11/01/23, LOC: Bank of America N.A.(a)	2,400	2,400
JPMorgan Chase Putters/Drivers Trust, Ser 3444, RB, 0.500%, 07/01/27, LIQ FAC: JPMorgan Chase Bank(a)(b)	3,000	3,000
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34(a)	1,000	1,000
Prince William County Industrial Development Authority, Mediatech, Inc., RB, AMT, 0.440%, 11/01/32, LOC: Branch Banking & Trust(a)	3,855	3,854
Surry County Industrial Development Authority, Windsor Mill Project, RB, AMT, 0.490%, 02/01/32, LOC: Wells Fargo Bank N.A.(a)	1,050	1,050

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Municipal Cash Reserve Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia State Housing Development Authority, Ser B-19, RB, AMT, 2.280%, 04/01/33, SPA: Wachovia Bank N.A.(a)(b)	3,240	3,240

		14,544

Washington (1.2%)
JPMorgan Chase Putters/Drivers Trust, Ser 3468, RB, AMT, 0.590%, 01/01/30, BHAC-CR, LIQ FAC: JPMorgan Chase Bank(a)(b)	1,200	1,200

Wisconsin (1.0%)
Wisconsin State Health & Educational Facilities Authority, Series 2008-B, 0.350%, 10/01/09	1,000	1,000

Total Municipal Bonds		90,451

Money Market Funds (6.3%)
Dreyfus Tax-Exempt Cash Management Fund	3,216,659	3,217
Fidelity Institutional Tax-Exempt Portfolio	2,873,160	2,873

Total Money Market Funds		6,090

Total Investments (Cost $96,541)(c) — 99.8%		96,541
Other assets in excess of liabilities — 0.2%		197

Net Assets — 100.0%		$96,738

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 16.0% of net assets as of September 30, 2009.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

BHAC-CR	— Security guaranteed by Berkshire Hathaway Assurance Corporation-Custodial Receipts

COP	— Certificate of Participation

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

LIQ FAC	— Liquidity Facilities

LOC	— Letter of Credit

NATL-RE	— Reinsurance provided by National Reinsurance

RB	— Revenue Bond

SPA	— Standby Purchase Agreement

TOB	— Tender Option Bond

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (56.2%)
Fannie Mae (13.8%)
0.290%, 11/04/09(a)	30,000	29,992
0.165%, 11/18/09(a)	40,390	40,381
0.150%, 12/09/09(a)	35,000	34,990
0.260%, 12/14/09(a)	42,000	41,978
0.315%, 12/28/09(a)	50,500	50,457
0.407%, 01/04/10(a)	30,000	29,968
0.203%, 01/22/10(a)	17,000	16,989
0.394%, 02/08/10(b)	25,000	25,008
0.404%, 02/12/10(b)	20,750	20,785
0.411%, 02/22/10(a)	42,000	41,931
0.543%, 07/12/10(a)	21,000	20,910
0.400%, 07/13/10(b)	25,000	24,988

		378,377

Federal Home Loan Bank (25.2%)
0.193%, 10/02/09(a)	32,500	32,500
0.185%, 10/09/09(a)	50,000	49,998
0.401%, 10/16/09(a)	32,000	31,995
0.185%, 10/21/09(a)	17,500	17,498
0.203%, 11/04/09(a)	50,000	49,991
0.290%, 11/06/09(a)	52,197	52,185
0.316%, 11/13/09(a)	25,000	24,991
0.170%, 11/27/09(a)	32,500	32,491
0.311%, 12/15/09(a)	33,000	32,979
0.350%, 01/11/10(b)	10,000	10,002
0.196%, 01/19/10(b)	32,000	31,978
0.394%, 02/10/10(b)	61,050	61,049
1.050%, 02/23/10	17,000	16,993
0.790%, 03/11/10(b)	32,500	32,500
0.225%, 03/12/10(a)	20,000	19,980
0.019%, 03/23/10(b)	32,000	32,000
0.553%, 04/01/10(a)	22,000	21,939
0.376%, 04/16/10(a)	20,000	19,959
0.350%, 05/12/10(b)	12,000	12,000
0.500%, 05/13/10(b)(c), Callable 11/13/09 @ 100	30,000	30,000
0.250%, 05/28/10(b)	27,500	27,500
0.625%, 06/22/10, Callable 12/22/09 @ 100	17,000	17,000
0.650%, 07/28/10, Callable 10/28/09 @ 100	16,000	16,000
0.500%, 10/05/10, Callable 04/05/10 @ 100	17,500	17,497

		691,025

Freddie Mac (17.2%)(a)
0.220%, 10/05/09	34,000	33,999
0.311%, 10/26/09	35,000	34,992
0.150%, 11/09/09	22,803	22,799
0.210%, 11/12/09	54,000	53,987
0.301%, 11/16/09	30,000	29,988
0.223%, 11/17/09	32,500	32,491
0.291%, 12/14/09	33,000	32,980
0.143%, 12/21/09	33,000	32,990
0.321%, 12/31/09	19,066	19,051
0.200%, 01/04/10	66,290	66,255
0.371%, 01/06/10	33,000	32,968
0.356%, 02/08/10	15,000	14,981
0.321%, 03/01/10	53,000	52,940
0.520%, 05/05/10	12,500	12,462

		472,883

Total U.S. Government Agencies		1,542,285

U.S. Treasury Obligation (0.9%)
U.S. Treasury Bill, 0.285%, 06/10/10(a)	25,000	24,950

Total U.S. Treasury Obligation		24,950

Repurchase Agreements (29.7%)
Banc of America Securities, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $109,125 (collateralized by FNMA; 5.000%, due 02/13/17; total market value $111,308)	109,125	109,125
Barclays Bank PLC, 0.010%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $33,000 (collateralized by U.S. Treasury Note; 1.625%, due 01/15/15; total market value $33,660)	33,000	33,000
BNP Paribas, 0.050%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $424,589 (collateralized by U.S. Government Agencies; DN-6.210%, due 12/11/09-06/05/36; total market value $433,081)	424,588	424,588

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional U.S. Government Securities Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Repurchase Agreements—continued

Deutsche Bank, 0.060%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $40,516 (collateralized by FHLB; 1.625%, due 03/16/11; total market value $41,328)	40,516	40,516
HSBC Securities, Inc., 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $195,821 (collateralized by U.S. Treasury Bonds; 6.000%-6.125%, due 02/15/26-08/15/29; total market value $199,743)	195,821	195,821
UBS Warburg LLC, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $10,094 (collateralized by FHLB; 0.500%, due 12/30/10; total market value $10,296)	10,094	10,094

Total Repurchase Agreements		813,144

Money Market Funds (13.8%)
Federated Government Obligations Tax-Managed Fund	103,000,000	103,000
Goldman Sachs Financial Square Funds — Government Fund	138,000,000	138,000
JPMorgan U.S. Government Money Market Fund	138,000,000	138,000

Total Money Market Funds		379,000

Total Investments (Cost $2,759,379)(d) — 100.6%		2,759,379
Liabilities in excess of other assets — (0.6)%		(17,690)

Net Assets — 100.0%		$2,741,689

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2009.

(c)	Step bond. The rate shown is the rate in effect as of September 30, 2009.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

FHLB	— Federal Home Loan Bank

FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (59.0%)(a)
U.S. Treasury Bills (59.0%)
0.097%, 10/01/09	40,000	40,000
0.250%, 10/08/09	77,500	77,497
0.343%, 10/15/09	75,000	74,992
0.319%, 10/22/09	150,000	149,980
0.236%, 10/29/09	143,500	143,483
0.300%, 11/05/09	50,000	49,985
0.273%, 11/12/09	150,000	149,958
0.617%, 11/19/09	81,000	80,956
0.230%, 11/27/09	127,000	126,953
0.245%, 12/03/09	44,000	43,981
0.270%, 12/10/09	73,500	73,467
0.302%, 12/17/09	108,500	108,441
0.275%, 12/24/09	87,500	87,452
0.235%, 12/31/09	100,000	99,943
0.145%, 01/07/10	13,000	12,995
0.142%, 01/14/10	13,000	12,995
0.124%, 01/21/10	28,000	27,989
0.165%, 01/28/10	40,500	40,480
0.205%, 02/04/10	48,500	48,467
0.330%, 02/11/10	115,500	115,377
0.162%, 02/18/10	13,500	13,491
0.234%, 02/25/10	38,500	38,470
0.176%, 03/04/10	50,000	49,962
0.205%, 03/11/10	49,500	49,455
0.181%, 04/01/10	45,000	44,959

Total U.S. Treasury Obligations		1,761,728

Repurchase Agreements (37.3%)
Banc of America Securities, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $142,739 (collateralized by U.S. Treasury Note; 1.375%, due 09/15/12; total market value $145,594)	142,739	142,739
Barclays Bank PLC, 0.010%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $62,806 (collateralized by U.S. Treasury Bond; 3.625%, due 04/15/28; total market value $64,062)	62,806	62,806
BNP Paribas, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $222,989 (collateralized by U.S. Treasury Note; 2.000%, due 01/15/16; total market value $227,448)	222,989	222,989
Commerzbank AG, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $214,050 (collateralized by U.S. Treasury Obligations; DN-7.625%, due 11/12/09-05/15/39; total market value $218,333)	214,050	214,050
Deutsche Bank AG, 0.040%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $60,464 (collateralized by U.S. Treasury Obligations; DN-4.875%, due 01/28/10-08/15/16; total market value $61,673)	60,464	60,464
HSBC Securities, Inc., 0.020%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $127,472 (collateralized by U.S. Treasury Obligations; DN-6.500%, due 10/15/09-11/15/27; total market value $130,023)	127,472	127,472
JPMorgan Chase & Co., 0.010%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $19,000 (collateralized by U.S. Treasury Bond; 4.500%, due 05/15/38; total market value $19,385)	19,000	19,000

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands, except Shares)
(Unaudited)

Institutional U.S. Treasury Securities Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Repurchase Agreements—continued

Royal Bank of Scotland, 0.020%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $212,269 (collateralized by U.S. Treasury Note; 2.375%, due 09/30/14; total market value $216,517)	212,269	212,269
UBS Warburg LLC, 0.030%, dated 09/30/09 to be repurchased on 10/01/09, repurchase price $51,437 (collateralized by U.S. Treasury Obligations; DN-8.750%, due 01/31/14-08/15/39; total market value $52,467)	51,437	51,437

Total Repurchase Agreements		1,113,226

Money Market Funds (3.7%)
Federated Treasury Obligations Fund	55,000,000	55,000
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	55,000,000	55,000

Total Money Market Funds		110,000

Total Investments (Cost $2,984,954)(b) — 100.0%		2,984,954
Liabilities in excess of other assets — 0.0%		(502)

Net Assets — 100.0%		$2,984,452

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	— Discount Note

See Notes to Financial Statements.

16

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS  September 30, 2009  (Amounts in thousands)
(Unaudited)

		Institutional	Institutional	Institutional
	Institutional	Municipal	U.S.	U.S.
	Cash	Cash	Government	Treasury
	Management	Reserve	Securities	Securities
	Money	Money	Money	Money
	Market	Market	Market	Market
	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$2,922,789	$96,541	$2,759,379	$2,984,954

Investments, at Value	$2,922,789	$96,541	$1,946,235	$1,871,728
Repurchase Agreements, at Value and Cost	—	—	813,144	1,113,226

Total Investments	2,922,789	96,541	2,759,379	2,984,954

Interest and Dividends Receivable	1,172	205	300	1
Receivable for Capital Shares Issued	23	—	19	7
Prepaid Expenses and Other Assets	10	29	31	27

Total Assets	2,923,994	96,775	2,759,729	2,984,989

Liabilities:
Income Distributions Payable	348	25	167	123
Payable for Investment Securities Purchased	32,104	—	17,497	—
Investment Advisory Fees Payable	305	10	317	268
Administration, Fund Accounting and Transfer Agency Fees Payable	77	2	59	23
Compliance Services Fees Payable	55	—	—	21
Shareholder Services Fees Payable — Corporate Trust Shares	—	—	—	16
Custodian Fees Payable	45	—	—	6
Trustee Fees Payable	47	—	—	18
Other Accrued Expenses	172	—	—	62

Total Liabilities	33,153	37	18,040	537

Net Assets	$2,890,841	$96,738	$2,741,689	$2,984,452

Net Assets Consist of:
Capital	$2,892,436	$96,739	$2,741,726	$2,984,513
Accumulated Net Investment Income	57	1	16	126
Accumulated Net Realized Gain (Loss) from Investment Transactions	(1,652)	(2)	(53)	(187)

Net Assets	$2,890,841	$96,738	$2,741,689	$2,984,452

Net Assets:
Institutional Shares	$2,890,841	$96,738	$2,741,689	$2,493,679
Corporate Trust Shares	—	—	—	490,773
Shares Outstanding (unlimited number of shares authorized, no par value):
Institutional Shares	2,892,437	96,739	2,741,726	2,493,649
Corporate Trust Shares	—	—	—	490,864
Net Asset Value, Offering and Redemption Price Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Corporate Trust Shares	N/A	N/A	N/A	1.00

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

17

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS  For the Period Ended September 30, 2009  (Amounts in thousands)
(Unaudited)

		Institutional	Institutional	Institutional
	Institutional	Municipal	U.S.	U.S.
	Cash	Cash	Government	Treasury
	Management	Reserve	Securities	Securities
	Money	Money	Money	Money
	Market	Market	Market	Market
	Fund	Fund	Fund	Fund

Investment Income:
Interest Income	$7,544	$258	$4,905	$3,414
Dividend Income	523	9	670	123

Total Investment Income	8,067	267	5,575	3,537

Expenses:
Investment Advisory Fees	1,963	71	2,254	2,048
Administration, Fund Accounting and Transfer Agency Fees	429	15	417	376
Compliance Services Fees	51	1	40	40
Shareholder Services Fees — Corporate Trust Shares	—	—	—	599
Treasury Guarantee Program Fee	716	11	—	—
Custodian Fees	41	3	13	13
Registration Fees	12	6	14	13
Trustee Fees	52	1	40	40
Other Fees	195	11	125	132

Total Expenses	3,459	119	2,903	3,261
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(10)	(14)	(137)
Less: Administration Fees Waived	(17)	(5)	(17)	(116)
Less: Shareholder Services Fees Waived — Corporate Trust Shares	—	—	—	(457)

Net Expenses	3,442	104	2,872	2,551

Net Investment Income	4,625	163	2,703	986

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions	16	—	(2)	—

Net Realized Gain (Loss) on Investments	16	—	(2)	—

Change in Net Assets from Operations	$4,641	$163	$2,701	$986

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

18

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Institutional		Institutional		Institutional		Institutional
	Cash Management		Municipal Cash Reserve		U.S. Government Securities		U.S. Treasury Securities
	Money Market Fund		Money Market Fund		Money Market Fund		Money Market Fund
	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-	04/01/09-	04/01/08-
	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09	09/30/09	03/31/09
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$4,625	$72,111	$163	$1,269	$2,703	$37,776	$986	$25,604
Net Realized Gain (Loss) from Investment Transactions	16	(1,081)	—	1	(2)	(50)	—	29

Change in Net Assets from Operations	4,641	71,030	163	1,270	2,701	37,726	986	25,633

Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	(4,625)	(72,111)	(163)	(1,269)	(2,703)	(37,776)	(938)	(20,025)
Corporate Trust Shares	—	—	—	—	—	—	(48)	(5,579)

Total Dividends and Distributions	(4,625)	(72,111)	(163)	(1,269)	(2,703)	(37,776)	(986)	(25,604)

Capital Transactions:
Institutional Shares:
Proceeds from Shares Issued	$3,598,392	$9,774,264	$98,017	$138,381	$2,504,106	$6,649,775	$4,152,712	$8,904,580
Dividends Reinvested	284	13,964	—	—	377	7,567	64	5,047
Cost of Shares Redeemed	(4,253,934)	(10,336,524)	(81,011)	(189,813)	(2,843,696)	(5,964,086)	(4,288,895)	(8,098,817)

Change in Net Assets from Capital Transactions	$(655,258)	$(548,296)	$17,006	$(51,432)	$(339,213)	$693,256	$(136,119)	$810,810

Corporate Trust Shares:
Proceeds from Shares Issued	$—	$—	$—	$—	$—	$—	$124,681	$631,229
Cost of Shares Redeemed	—	—	—	—	—	—	(123,078)	(1,471,272)

Change in Net Assets from Corporate Trust Shares	$—	$—	$—	$—	$—	$—	$1,603	$(840,043)

Change in Net Assets from Capital Transactions	$(655,258)	$(548,296)	$17,006	$(51,432)	$(339,213)	$693,256	$(134,516)	$(29,233)

Change in Net Assets	(655,242)	(549,377)	17,006	(51,431)	(339,215)	693,206	(134,516)	(29,204)

Net Assets:
Beginning of Period	3,546,083	4,095,460	79,732	131,163	3,080,904	2,387,698	3,118,968	3,148,172

End of Period	$2,890,841	$3,546,083	$96,738	$79,732	$2,741,689	$3,080,904	$2,984,452	$3,118,968

Accumulated Net Investment Income (Loss), End of Period	$57	$57	$1	$1	$16	$16	$126	$126

Share Transactions:
Institutional Shares:
Issued	3,598,392	9,774,264	98,017	138,381	2,504,106	6,649,775	4,152,712	8,904,580
Reinvested	284	13,964	—	—	377	7,567	64	5,047
Redeemed	(4,253,934)	(10,336,524)	(81,011)	(189,813)	(2,843,696)	(5,964,086)	(4,288,895)	(8,098,817)

Change in Institutional Shares	(655,258)	(548,296)	17,006	(51,432)	(339,213)	693,256	(136,119)	810,810

Corporate Trust Shares:
Issued	—	—	—	—	—	—	124,681	631,229
Redeemed	—	—	—	—	—	—	(123,078)	(1,471,272)

Change in Corporate Trust Shares	—	—	—	—	—	—	1,603	(840,043)

Change in Shares	(655,258)	(548,296)	17,006	(51,432)	(339,213)	693,256	(134,516)	(29,233)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

19

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of
													Expenses to
			Net									Ratio of	Average Net
			Realized								Ratio of	Net	Assets
			and			Distributions		Net			Net	Investment	(Excluding
	Net Asset		Unrealized		Dividends	from	Total	Asset		Net	Expenses to	Income to	Waivers,
	Value,	Net	Gains		from Net	Realized	Dividends	Value,		Assets,	Average	Average	Reimbursements,
	Beginning	Investment	(Losses) on	Total From	Investment	Capital	And	End of	Total	End of	Net	Net	and Expense
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset(2)
Institutional Cash Management Money Market Fund Institutional Shares
Six Months Ended September 30, 2009∧	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.14%	$2,890,841	0.22%*	0.29%	0.22%*
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.85	3,546,083	0.18 *	1.87	0.19 *
Year Ended March 31, 2008	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75 **	4,095,460	0.16	4.62 **	0.17
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.17	3,829,060	0.16	5.06	0.16
Year Ended March 31, 2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.62	2,975,521	0.17	3.60	0.19
Year Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43	2,591,527	0.19	1.71	0.26
Institutional Municipal Cash Reserve Money Market Fund Institutional Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.18	96,738	0.22 *	0.35	0.25 *
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.61	79,732	0.21 *	1.59	0.24 *
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.26	131,163	0.20	3.06	0.22
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.42	116,482	0.20	3.35	0.23
Year Ended March 31, 2006(4)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79	125,982	0.19	2.78	0.23
Institutional U.S. Government Securities Money Market Fund Institutional Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.08	2,741,689	0.18	0.17	0.18
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.51	3,080,904	0.18	1.40	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.54	2,387,698	0.18	4.15	0.19
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.04	889,213	0.19	4.93	0.19
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.51	951,775	0.21	3.48	0.21
Year Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.36	894,653	0.25	1.63	0.26
Institutional U.S. Treasury Securities Money Market Fund Institutional Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.04	2,493,679	0.17	0.08	0.19
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.99	2,629,798	0.17	0.81	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.09	1,818,974	0.18	3.73	0.18
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.03	715,831	0.18	4.93	0.18
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.41	901,777	0.20	3.45	0.20
Year Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.31	697,095	0.25	1.62	0.26
Corporate Trust Shares
Six Months Ended September 30, 2009∧	1.00	—	—	—	—	—	—	1.00	0.01	490,773	0.23	0.02	0.44
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.77	489,170	0.40	0.82	0.43
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.83	1,329,198	0.43	3.76	0.43
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.77	1,266,353	0.43	4.67	0.43
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.17	2,068,462	0.44	3.14	0.44
Year Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.14	1,825,373	0.44	1.38	0.45

See Notes to Financial Highlights and Notes to Financial Statements.

20

NOTES TO FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  September 30, 2009

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds. The Funds changed fiscal year end from May 31 to March 31.

(4)	Commenced operations on August 2, 2005.

∧	Unaudited.

*	The Institutional Cash Management Money Market Fund and the Institutional Municipal Cash Reserve Money Market Funds’ net and gross expense ratios include expenses related to the Funds’ participation in the U.S. Department of Treasury’s Temporary Guarantee Program for money market funds as listed below: (See note 4 in the Notes to Financial Statements)

	Six Months Ended	Year Ended
	September 30, 2009	March 31, 2009

Institutional Cash Management Money Market Fund	0.05%	0.02%
Institutional Municipal Cash Reserve Money Market Fund	0.02%	0.02%

**	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the total return and ratio of net investment income to less than average net assets would have been 3.65% and 4.52% respectively.

Amounts designated as “—” are less than $0.005 or have been rounded to $0.

21

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

1.	Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 50 funds as of September 30, 2009. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund and Institutional U.S. Government Securities Money Market Fund may offer Institutional Shares only. The Institutional U.S. Treasury Securities Money Market Fund may offer Institutional Shares and Corporate Trust Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Investment securities are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. Investments in other investment companies are valued at their respective daily net asset value.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

22

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

The following is a summary of the inputs used to value the following Funds’ securities as of September 30, 2009 (amounts in thousands):

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices($)	Observable Inputs($)	Unobservable Inputs($)	Total($)

Institutional Cash Management Money Market Fund
Certificates of Deposit[1]	—	602,155	—	602,155
Commercial Paper[1]	—	1,264,175	—	1,264,175
Corporate Bonds[1]	—	86,748	—	86,748
Municipal Bonds[2]	—	56,588	—	56,588
U.S. Government Agencies	—	620,743	—	620,743
Short-Term Investments	—	5,107	—	5,107
Money Market Funds	212,000	—	—	212,000
Time Deposits		75,273	—	75,273

Total Investments	212,000	2,710,789	—	2,922,789

Institutional Municipal Cash Reserve Money Market Fund
Municipal Bonds[2]	—	90,451	—	90,451
Money Market Funds	6,090		—	6,090

Total Investments	6,090	90,451	—	96,541

Institutional U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	1,542,285	—	1,542,285
U.S. Treasury Obligations	—	24,950	—	24,950
Repurchase Agreements	—	813,144	—	813,144
Money Market Funds	379,000	—	—	379,000

Total Investments	379,000	2,380,379	—	2,759,379

Institutional U.S. Treasury Securities Money Market Fund
U.S. Treasury Obligations	—	1,761,728	—	1,761,728
Repurchase Agreements	—	1,113,226	—	1,113,226
Money Market Funds	110,000	—	—	110,000

Total Investments	110,000	2,874,954	—	2,984,954

1 Please see the Schedules of Portfolio Investments for Sector Classification.

2 Please see the Schedules of Portfolio Investments for State Classification.

As of April 1, 2009, there were no Level 3 securities in the Funds.

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction

23

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. As of September 30, 2009 there were no such securities held by the Funds.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc. (“Sun Trust”), on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. Effective October 1, 2009, the compensating balance agreement is no longer in place. The RidgeWorth Institutional Cash Management Money Market Fund does not have a compensating balance arrangement with its custodian, Brown Brothers Harriman & Co.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the RidgeWorth Variable Trust (collectively, the “RidgeWorth Complex”) are allocated across the Trust based upon relative net assets or another appropriate basis. The RidgeWorth Variable Trust was liquidated on April 24, 2009.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Recent Accounting Pronouncements — Effective September 15, 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Topic 105-10-05, which codified all authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the Codification will materially impact the Funds’ financial statements; however, references to former Statements of Financial Accounting Standards will be modified in the Funds’ prospective shareholder reports.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are

24

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust have entered into an advisory agreement. StableRiver Capital Management LLC (the “Subadviser”), a wholly-owned subsidiary of the Investment Adviser, serves as the subadviser for the Funds.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $1 billion, a discount of 5% applies on the next $1.5 billion, a discount of 10% applies on the next $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the six months ended September 30, 2009, were as follows:

	Maximum	Discounted	Advisory Fees
	Annual	Annual	Waived or	Net Annual
Fund	Advisory Fee(%)*	Advisory Fee(%)*	Reimbursed(%)*	Fees Paid(%)*

Institutional Cash Management Money Market Fund	0.13	0.12	—	0.12
Institutional Municipal Cash Reserve Money Market Fund	0.15	0.15	(0.02)	0.13
Institutional U.S. Government Securities Money Market Fund	0.15	0.14	—	0.14
Institutional U.S. Treasury Securities Money Market Fund	0.15	0.14	(0.01)	0.13

*	Aggregate annual fees paid to the Investment Adviser, who pays the Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are $0 or have been rounded to $0.

The Investment Adviser and the Subadviser have contractually agreed, until at least August 1, 2010, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Annual Operating Expenses expressed as a percentage of average daily net assets, as noted below:

Total Annual
Operating
Fund	Expenses(%)

Institutional Cash Management Money Market Fund	0.17
Institutional Municipal Cash Reserve Money Market Fund	0.20
Institutional U.S. Government Securities Money Market Fund	0.20
Institutional U.S. Treasury Securities Money Market Fund, Institutional Shares	0.20
Institutional U.S. Treasury Securities Money Market Fund, Corporate Trust Shares	0.45

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Annual Operating Expenses identified above and the actual total expense (excluding fees related to the Temporary Guarantee Program for Money Market Funds (see Note 4)) to recapture any of its prior contractual waivers or reimbursements, at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Annual Operating Expenses in place at that time. During the six months ended September 30, 2009, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2009,

25

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

the cumulative potential recoupments based on contractual reimbursements within three years from the date of the corresponding Expense Limitation Agreement are as follows (in thousands):

Fund	Amount($)

Institutional Municipal Cash Reserve Money Market Fund	40

The Investment Adviser and/or other service providers, including participating organizations subject to the Shareholder Services Plan described below, may from time to time voluntarily agree to waive all or a portion of their fees from the Funds, or in some cases reimburse the Funds. Any such waiver may be discontinued or modified at any time. The amount of any waived and/or reimbursed fees is subject to recoupment by the Investment Adviser and/or other service providers from the Fund within the same calendar year in which the fees were waived and/or reimbursed and the three subsequent calendar years, provided that no amount may be recouped that would cause the Fund’s total expense ratio to materially diverge from that listed in the Prospectus or to exceed any stated contractual expense cap. The Fund’s total return and yield would be lower in the absence of any such waiver. Recoupment amounts will be made only upon certain conditions agreed upon by the Funds’ Board of Trustees (“Board”). As of September 30, 2009, the cumulative potential recoupment amounts based on reimbursements within three subsequent calendar years from such voluntary waivers are as follows (in thousands):

Fund	Amount($)

Institutional Cash Management Money Market Fund	389
Institutional Municipal Cash Reserve Money Market Fund	13
Institutional U.S. Government Securities Money Market Fund	14
Institutional U.S. Treasury Securities Money Market Fund	825

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the RidgeWorth Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,977 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has also separately agreed to provide, for the benefit of shareholders, annual fee waivers and certain administrative services at an annual value of $950,000 (and additional fee waivers of approximately $200,000 - $300,000 of its annual administrative fees through June 30, 2009). Such payments and fee waivers will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum and is subject to a minimum annual fee of $172,000 for its services.

Shareholder Servicing Agreement — The Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays participating organizations, including SunTrust Bank, a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Corporate Trust Shares, computed daily and paid monthly, which may be used by the participating organizations to provide compensation to service providers that have agreed to provide shareholder support services for their own customers who own Corporate Trust Shares of the Fund. During the six months ended September 30, 2009, SunTrust Bank voluntarily waived a portion of this fee. Recoupment of such voluntarily waived fees will be made only upon certain conditions agreed upon by the Funds’ Board.

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for the Institutional Cash Management Money Market Fund, which has appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

26

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Other — Certain officers of the RidgeWorth Complex are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. The current retainer and meeting fees are as follows:

	Chairman($)	Trustee($)

Annual Retainer	93,750	75,000
Regular Meeting Fee	7,750	6,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

The Board approved a deferred compensation plan effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of I Shares of one or more series of the RidgeWorth Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. On May 20, 2008, the Board approved the termination of the deferred compensation plan. The deferred amounts under the plan were paid out to the respective trustees in May 2009.

The Investment Adviser provides services to the RidgeWorth Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the RidgeWorth Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the RidgeWorth Complex and are reflected on the Statements of Operations as “Compliance Services Fees”.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2009, the following Funds paid SunTrust Robinson Humphrey, Inc., through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

Fund	Fees($)

Institutional U.S. Government Securities Money Market Fund	8
Institutional U.S. Treasury Securities Money Market Fund	8

4.	Temporary Guarantee Program for Money Market Funds

In October 2008, the Institutional Cash Management Money Market Fund and the Institutional Municipal Cash Reserve Money Market Fund (“Participating Funds”) each enrolled in the U.S. Department of the Treasury’s (“Treasury”) $50 billion Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guaranteed the net asset value of shares of participating money market funds as of September 19, 2008. To the extent funds were available in the Program, any shares held by investors in the Participating Funds as of the close of business September 19, 2008 were insured against loss under the Program in the event a Participating Fund liquidated its holdings and the per share value at the time of liquidation is less than $1 per share. The Program only applied to shareholders of record in the Participating Funds as of September 19, 2008. Any purchase of shares of a Participating Fund for a new account after the close of business on September 19, 2008 was not guaranteed.

Participation in the initial three months of the Program required a payment to the Treasury in the amount of 0.010% based on the net asset value of each Participating Fund as of September 19, 2008. For the coverage beginning on December 19, 2008 and extended through September 18, 2009, each Participating Fund paid 0.015% in December 2008 and again in April 2009, based on the net asset value of each Participating Fund as of

27

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

September 19, 2008. These expenses were borne by the Participating Funds without regard to any expense limitation currently in effect for the Participating Funds and are included in the Statements of Operations.

The Program was not extended beyond September 18, 2009.

5.	Federal Tax Information

At September 30, 2009, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were substantially the same as amounts reported for financial reporting purposes.

The tax character of distributions paid to shareholders during the year ended March 31, 2009 was as follows (in thousands):

	Distributions Paid From
	Net Investment	Tax-Exempt	Total Distributions
Fund	Income($)	Income($)	Paid($)*

Institutional Cash Management Money Market Fund	81,988	—	81,988
Institutional Municipal Cash Reserve Money Market Fund	—	1,488	1,488
Institutional U.S. Government Securities Money Market Fund	42,319	—	42,319
Institutional U.S. Treasury Securities Money Market Fund	28,913	—	28,913

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

					Accumulated		Total
	Undistributed				Capital and	Unrealized	Accumulated
	Ordinary	Tax-Exempt	Accumulated	Distributions	Other	Appreciation/	Earnings
Fund	Income($)	Income($)	Earnings($)	Payable($)	Losses($)**	(Depreciation)($)	(Deficit)($)

Institutional Cash Management Money Market Fund	1,621	—	1,621	(1,547)	(1,668)	—	(1,594)
Institutional Municipal Cash Reserve Money Market Fund	—	36	36	(35)	(1)	—	—
Institutional U.S. Government Securities Money Market Fund	987	—	987	(942)	(75)	—	(30)
Institutional U.S. Treasury Securities Money Market Fund	680	—	680	(541)	(180)	(8)	(49)

**	As of the latest tax year end of March 31, 2009, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders (in thousands):

	Expires
Fund	2013($)	2014($)	2015($)	2016($)	2017($)

Institutional Cash Management Money Market Fund	—	—	101	—	1,203
Institutional Municipal Cash Reserve Money Market Fund	—	—	1	—	—
Institutional U.S. Government Securities Money Market Fund	—	—	—	—	—
Institutional U.S. Treasury Securities Money Market Fund	15	110	12	—	—

Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Institutional Cash Management Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund incurred and will elect to defer $364, $75 and $43, respectively, in thousands, in capital losses.

Amounts designated as “—” are $0 or have been rounded to $0.

28

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

6.	Risks

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Freddie Mac, Federal Home Loan Bank and Fannie Mae) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

7.	Subsequent Events

The Trust has evaluated subsequent events through November 25, 2009, which is the date these financial statements were issued.

29

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below.

				Number of
Name, Business		Term of		Portfolios in
Address, State of	Position	Office and	Principal	Fund	Other
Residence and	Held With	Length of	Occupation(s)	Complex	Directorships
Age	Trust	Time Served	During the Past 5 Years	Overseen	Held
Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 59	Trustee	Indefinite; since January 2007	Chief Operating Officer, Cedar Brook Financial Partners LLC (March 2008-present). Retired (2006-March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	50	GenSpring Trust

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 66	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	50	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.: Acuity Brands, Inc.; GenSpring Trust

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 60	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	50	Total System Services, Inc.; GenSpring Trust

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 68	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	50	WellPoint, Inc.; UniSource Energy Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 51	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	50	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	50	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 74	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	50	None

30

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Term of
	Position(s)	Office and	Principal
Name, Address	Held with	Length of	Occupation(s)
and Age	Trust	Time Served	During the Past 5 Years
OFFICERS:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 36	President and Chief Executive Officer	One year; since July 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004); Relationship Manager, SEI Investments (Financial Services) (1994-2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 48	Vice President; Chief Compliance Officer	One year; since May 2008	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 42	Vice President; Deputy Chief Compliance Officer	One year; since May 2008	Director, RidgeWorth Capital Management, Inc. (since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 45	Treasurer; Chief Financial Officer; Chief Accounting Officer	One year; since March 2007	Senior Vice President, Citi Fund Services Ohio, Inc.

Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219 Age: 44	Secretary; Chief Legal Officer	One year; since May 2009	Vice President (since July 2007), Assistant Counsel (January 2006-July 2007), Regulatory Administration, Citi Fund Services Ohio, Inc.; Employee of CitiStreet LLC (June 2004-May 2005); Employee of Fidelity Investments
(1987-2001)

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

31

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from Apri 1, 2009 through September 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/09($)	09/30/09($)	04/01/09 - 09/30/09($)	04/01/09 - 09/30/09(%)

Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,001.40	1.10	0.22
Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,001.80	1.10	0.22
Institutional U.S. Government Securities Money Market Fund	Institutuional Shares	1,000.00	1,000.80	0.90	0.18
Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,000.40	0.85	0.17
	Corporate Trust Shares	1,000.00	1,000.10	1.15	0.23

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

32

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2009
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/09($)	09/30/09($)	04/01/09 - 09/30/09($)	04/01/09 - 09/30/09(%)

Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,023.97	1.12	0.22
Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,023.97	1.12	0.22
Institutional U.S. Government Securities Money Market Fund	Institutuional Shares	1,000.00	1,024.17	0.91	0.18
Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,024.22	0.86	0.17
	Corporate Trust Shares	1,000.00	1,023.92	1.17	0.23

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

33

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Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
www.ridgeworth.com
Investment Subadviser:
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta, GA 30303
www.stableriver.com
This information must be preceded or accompanied by a
current prospectus for each Fund described. An investor
should consider the Fund’s investment objectives, risks,
charges and expenses carefully before investing or sending
money. This and other important information about RidgeWorth
Funds can be found in the Fund’s prospectus. For additional
information, please call 1-888-784-3863, or visit
www.ridgeworthfunds.com. Please read the prospectus
carefully before investing.
Distributor:
RidgeWorth Distributors LLC
Not FDIC Insured • No Bank Guarantee • May Lose Value
Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
          (a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
          (b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
          (a)(1) Not applicable — Only effective for annual reports.
          (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
          (a)(3) Not applicable.
          (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RidgeWorth Funds

By (Signature and Title)	/s/ Martin R. Dean Martin R. Dean, Treasurer, RidgeWorth Funds
Date November 30, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Julia Short Julia Short, President, RidgeWorth Funds
Date November 30, 2009

By (Signature and Title)	/s/ Martin R. Dean Martin R. Dean, Treasurer, RidgeWorth Funds
Date November 30, 2009